UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2019

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the six-month period ended November 30, 2019. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy

President, VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2019 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2019 and held until November 30, 2019. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2019 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2019	Ending Account Value Using Actual Return at November 30, 2019	Expenses Paid During the Six Months Ended November 30, 2019	Beginning Account Value at June 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2019	Expenses Paid During the Six Months Ended November 30, 2019	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,053.48	$3.85	$1,000.00	$1,021.25	$3.79	0.75%
Blue Chip Growth	$1,000.00	$1,117.83	$4.34	$1,000.00	$1,020.90	$4.14	0.82%
Capital Conservation	$1,000.00	$1,041.50	$3.22	$1,000.00	$1,021.85	$3.18	0.63%
Core Equity#	$1,000.00	$1,145.83	$3.97	$1,000.00	$1,021.30	$3.74	0.74%
Dividend Value#	$1,000.00	$1,140.74	$4.17	$1,000.00	$1,021.10	$3.94	0.78%
Dynamic Allocation#	$1,000.00	$1,096.61	$1.68	$1,000.00	$1,023.40	$1.62	0.32%
Emerging Economies	$1,000.00	$1,072.63	$4.72	$1,000.00	$1,020.45	$4.60	0.91%
Global Real Estate	$1,000.00	$1,071.25	$4.40	$1,000.00	$1,020.75	$4.29	0.85%
Global Strategy	$1,000.00	$1,049.81	$3.38	$1,000.00	$1,021.70	$3.34	0.66%
Government Money Market I	$1,000.00	$1,007.88	$2.56	$1,000.00	$1,022.45	$2.58	0.51%
Government Securities	$1,000.00	$1,028.38	$3.35	$1,000.00	$1,021.70	$3.34	0.66%
Growth#	$1,000.00	$1,138.84	$3.85	$1,000.00	$1,021.40	$3.64	0.72%
Growth & Income#	$1,000.00	$1,150.37	$4.57	$1,000.00	$1,020.75	$4.29	0.85%
Health Sciences#	$1,000.00	$1,158.14	$5.67	$1,000.00	$1,019.75	$5.30	1.05%
Inflation Protected	$1,000.00	$1,027.10	$2.84	$1,000.00	$1,022.20	$2.83	0.56%
International Equities Index	$1,000.00	$1,093.47	$2.20	$1,000.00	$1,022.90	$2.12	0.42%
International Government Bond	$1,000.00	$1,031.30	$3.30	$1,000.00	$1,021.75	$3.29	0.65%
International Growth#	$1,000.00	$1,118.06	$4.50	$1,000.00	$1,020.75	$4.29	0.85%
International Socially Responsible†	$1,000.00	$1,098.03	$3.25	$1,000.00	$1,021.90	$3.13	0.62%
International Value#	$1,000.00	$1,087.35	$3.76	$1,000.00	$1,021.40	$3.64	0.72%
Large Cap Core	$1,000.00	$1,147.27	$4.51	$1,000.00	$1,020.80	$4.24	0.84%
Large Capital Growth	$1,000.00	$1,162.63	$4.05	$1,000.00	$1,021.25	$3.79	0.75%
Mid Cap Index	$1,000.00	$1,117.77	$1.91	$1,000.00	$1,023.20	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,124.60	$4.25	$1,000.00	$1,021.00	$4.04	0.80%
Nasdaq -100® Index#	$1,000.00	$1,181.82	$2.89	$1,000.00	$1,022.35	$2.68	0.53%
Science & Technology	$1,000.00	$1,142.58	$5.20	$1,000.00	$1,020.15	$4.90	0.97%
Small Cap Aggressive Growth#	$1,000.00	$1,093.17	$5.18	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap#	$1,000.00	$1,118.45	$4.93	$1,000.00	$1,020.35	$4.70	0.93%
Small Cap Index	$1,000.00	$1,114.61	$2.17	$1,000.00	$1,022.95	$2.07	0.41%
Small Cap Special Values	$1,000.00	$1,124.78	$4.62	$1,000.00	$1,020.65	$4.39	0.87%
Small-Mid Growth#	$1,000.00	$1,140.74	$5.03	$1,000.00	$1,020.30	$4.75	0.94%
Stock Index#	$1,000.00	$1,151.12	$1.72	$1,000.00	$1,023.40	$1.62	0.32%
Systematic Value#†	$1,000.00	$1,130.65	$4.26	$1,000.00	$1,021.00	$4.04	0.80%
Value#	$1,000.00	$1,130.29	$4.53	$1,000.00	$1,020.75	$4.29	0.85%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2019” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2019” and the “Annualized Expense Ratio” would have been lower.

†	See Note 1 to Financial Statements

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Exchange — Traded Funds	8.0%
Diversified Financial Services	7.8
Registered Investment Companies	4.5
Banks — Commercial	3.7
Diversified Banking Institutions	3.5
Sovereign	2.9
Applications Software	2.7
Pipelines	2.4
Oil Companies — Integrated	2.3
Real Estate Investment Trusts	1.9
Computer Services	1.8
Electronic Components — Semiconductors	1.8
Computers	1.4
Banks — Super Regional	1.4
Web Portals/ISP	1.3
Enterprise Software/Service	1.3
Oil Companies — Exploration & Production	1.1
E-Commerce/Products	0.9
Diversified Manufacturing Operations	0.9
Semiconductor Components — Integrated Circuits	0.8
U.S. Government Treasuries	0.8
Internet Content — Entertainment	0.8
Real Estate Operations & Development	0.8
Industrial Automated/Robotic	0.8
Telephone — Integrated	0.7
Finance — Credit Card	0.7
Aerospace/Defense	0.7
Networking Products	0.7
Electronic Components — Misc.	0.6
Medical — Drugs	0.6
Oil — Field Services	0.6
Commercial Services — Finance	0.6
Food — Misc./Diversified	0.5
Metal — Diversified	0.5
Aerospace/Defense — Equipment	0.5
Instruments — Controls	0.5
Diversified Minerals	0.5
Internet Security	0.5
Semiconductor Equipment	0.5
Machinery — Electrical	0.5
Medical — Biomedical/Gene	0.5
Retail — Restaurants	0.5
Insurance — Multi-line	0.4
Oil Refining & Marketing	0.4
Machinery — General Industrial	0.4
Transport — Rail	0.4
Commercial Services	0.4
Retail — Building Products	0.4
Insurance — Property/Casualty	0.4
Computer Data Security	0.4
Electric — Integrated	0.4
Cable/Satellite TV	0.4
Steel — Producers	0.4
Auto/Truck Parts & Equipment — Original	0.4
Chemicals — Specialty	0.4
Metal — Iron	0.4
Software Tools	0.4
Paper & Related Products	0.4
Web Hosting/Design	0.3
Computers — Integrated Systems	0.3
Medical Products	0.3
Finance — Other Services	0.3
Real Estate Management/Services	0.3
Retail — Apparel/Shoe	0.3
Auto — Cars/Light Trucks	0.3
Independent Power Producers	0.3
Multimedia	0.3
Retail — Discount	0.3
Chemicals — Diversified	0.3

Medical Instruments	0.3
Brewery	0.3
Banks — Fiduciary	0.3
Transport — Services	0.3
Food — Retail	0.3
Cellular Telecom	0.2
E-Commerce/Services	0.2
Investment Management/Advisor Services	0.2
Electronic Measurement Instruments	0.2
Building & Construction Products — Misc.	0.2
Building Products — Air & Heating	0.2
Data Processing/Management	0.2
Savings & Loans/Thrifts	0.2
Engineering/R&D Services	0.2
Industrial Gases	0.2
Metal Processors & Fabrication	0.2
Energy — Alternate Sources	0.2
Computer Software	0.2
Building & Construction — Misc.	0.2
Building — Residential/Commercial	0.2
Airlines	0.2
Rental Auto/Equipment	0.2
Power Converter/Supply Equipment	0.2
Cosmetics & Toiletries	0.2
United States Treasury Bonds	0.2
Machinery — Construction & Mining	0.2
Human Resources	0.2
United States Treasury Notes	0.1
Coal	0.1
Internet Content — Information/News	0.1
Import/Export	0.1
Gas — Distribution	0.1
Consulting Services	0.1
Leisure Products	0.1
Food — Meat Products	0.1
Airport Development/Maintenance	0.1
Building — Heavy Construction	0.1
Metal — Copper	0.1
Computer Aided Design	0.1
Electronic Forms	0.1
Medical — HMO	0.1
Insurance — Life/Health	0.1
Retail — Drug Store	0.1
Rubber/Plastic Products	0.1
Distribution/Wholesale	0.1
Athletic Footwear	0.1
Containers — Paper/Plastic	0.1
Medical Labs & Testing Services	0.1
Coatings/Paint	0.1
Finance — Mortgage Loan/Banker	0.1
Internet Infrastructure Software	0.1
Telecommunication Equipment	0.1
Consumer Products — Misc.	0.1
Transactional Software	0.1
Medical — Nursing Homes	0.1
Medical — Wholesale Drug Distribution	0.1
Finance — Investment Banker/Broker	0.1
Machinery — Farming	0.1
Computers — Periphery Equipment	0.1
Retail — Home Furnishings	0.1
Investment Companies	0.1
Retail — Auto Parts	0.1
Non-Hazardous Waste Disposal	0.1
Retail — Major Department Stores	0.1
Diamonds/Precious Stones	0.1
Banks — Mortgage	0.1
Footwear & Related Apparel	0.1
Entertainment Software	0.1
Fisheries	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Machinery — Pumps	0.1%
Finance — Leasing Companies	0.1
Containers — Metal/Glass	0.1
Retail — Automobile	0.1
Office Automation & Equipment	0.1
Beverages — Non-alcoholic	0.1
Disposable Medical Products	0.1
Building — Maintenance & Services	0.1
Appliances	0.1
Tobacco	0.1
Miscellaneous Manufacturing	0.1
Metal — Aluminum	0.1
Apparel Manufacturers	0.1
Water	0.1
Electric — Generation	0.1
Building — Mobile Home/Manufactured Housing	0.1
Hotels/Motels	0.1
Television	0.1
Security Services	0.1
Electric Products — Misc.	0.1
Building Products — Cement	0.1
Forestry	0.1
Electronic Security Devices	0.1
Electric — Distribution	0.1
Machinery — Material Handling	0.1
Transport — Marine	0.1
Medical — Outpatient/Home Medical	0.1
Telecom Equipment — Fiber Optics	0.1
Food — Wholesale/Distribution	0.1
Environmental Consulting & Engineering	0.1
Internet Connectivity Services	0.1
Electronic Connectors	0.1
Advertising Services	0.1
Gambling (Non-Hotel)	0.1
Building Products — Wood	0.1
Schools	0.1
Internet Financial Services	0.1
Circuit Boards	0.1
Lighting Products & Systems	0.1
Recreational Vehicles	0.1
Diagnostic Kits	0.1
Bicycle Manufacturing	0.1
Gold Mining	0.1
Cruise Lines	0.1
Audio/Video Products	0.1
Medical Information Systems	0.1
Pastoral & Agricultural	0.1

90.3%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	502	$39,899

Advertising Services — 0.1%
Ascential PLC*	3,350	14,211
Stroeer SE & Co. KGaA	794	62,064

		76,275

Aerospace/Defense — 0.7%
AeroVironment, Inc.†	391	23,984
Boeing Co.	828	303,197
General Dynamics Corp.	465	84,509
Kawasaki Heavy Industries, Ltd.	5,400	121,266
Lockheed Martin Corp.	404	157,976
Northrop Grumman Corp.	332	116,788
Raytheon Co.	370	80,445
Rheinmetall AG	821	87,411
TransDigm Group, Inc.	70	39,697

		1,015,273

Aerospace/Defense - Equipment — 0.5%
AAR Corp.	569	25,429
Aerojet Rocketdyne Holdings, Inc.†	1,094	48,355
Arconic, Inc.	853	26,409
Barnes Group, Inc.	709	41,966
Cobham PLC	16,660	34,088
HEICO Corp.	41	5,325
HEICO Corp., Class A	172	17,276
Kaman Corp.	431	27,411
L3Harris Technologies, Inc.	1,681	338,032
Moog, Inc., Class A	468	40,187
Triumph Group, Inc.	971	26,906
United Technologies Corp.	1,100	163,174

		794,558

Agricultural Biotech — 0.0%
Corteva, Inc.	2,272	59,117

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	305	14,094
OCI NV†	1,850	35,056

		49,150

Agricultural Operations — 0.0%
Andersons, Inc.	936	21,622
Genus PLC	510	20,962

		42,584

Airlines — 0.2%
Air France-KLM†	4,597	54,089
Allegiant Travel Co.	176	29,872
Delta Air Lines, Inc.	434	24,873
easyJet PLC	1,820	31,495
Hawaiian Holdings, Inc.	832	25,201
SkyWest, Inc.	724	45,351
Southwest Airlines Co.	114	6,571
United Airlines Holdings, Inc.†	71	6,589
Wizz Air Holdings PLC†*	500	25,544

		249,585

Airport Development/Maintenance — 0.1%
Enav SpA*	12,837	76,087
Flughafen Zurich AG	556	98,579
Signature Aviation PLC	6,280	26,161

		200,827

Security Description	Shares	Value (Note 2)

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	151	$2,276
Kontoor Brands, Inc.#	766	27,461
Matsuoka Corp.	600	11,720
Oxford Industries, Inc.	330	24,559
Ralph Lauren Corp.	3	322
VF Corp.	460	40,728

		107,066

Appliances — 0.1%
De’Longhi SpA	1,719	36,646
iRobot Corp.†#	504	21,954
Rational AG	60	45,941
Whirlpool Corp.	44	6,296

		110,837

Applications Software — 2.7%
CDK Global, Inc.	2,721	145,710
Covetrus, Inc.†	1,731	24,771
Ebix, Inc.#	471	16,381
Intuit, Inc.	632	163,618
Microsoft Corp.	13,430	2,033,033
Nemetschek SE	1,244	73,528
Nuance Communications, Inc.†	145	2,600
PTC, Inc.†	440	33,704
salesforce.com, Inc.†	5,695	927,659
ServiceNow, Inc.†	2,338	661,747

		4,082,751

Athletic Equipment — 0.0%
Fox Factory Holding Corp.†	620	40,877

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,890	176,696

Audio/Video Products — 0.1%
Sony Corp.	1,000	63,076

Auto Repair Centers — 0.0%
Monro, Inc.#	541	39,709

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.	6,245	56,580
General Motors Co.	2,083	74,988
Suzuki Motor Corp.	2,500	110,913
Tesla, Inc.†	170	56,090
Toyota Motor Corp.	2,500	174,455

		473,026

Auto - Heavy Duty Trucks — 0.0%
PACCAR, Inc.	460	37,430

Auto - Truck Trailers — 0.0%
Wabash National Corp.	1,650	25,988

Auto/Truck Parts & Equipment - Original — 0.4%
Allison Transmission Holdings, Inc.	329	15,924
American Axle & Manufacturing Holdings, Inc.†	2,248	22,165
Aptiv PLC	350	32,858
BorgWarner, Inc.	105	4,415
Brembo SpA#	5,661	70,101
CIE Automotive SA	2,216	53,417
Cie Plastic Omnium SA	2,335	63,437
Dorman Products, Inc.†	494	36,714
Gentherm, Inc.†	815	34,108
Georg Fischer AG	100	97,950
Koito Manufacturing Co., Ltd.	1,500	77,292
Methode Electronics, Inc.	752	27,982

		536,363

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
B2B/E-Commerce — 0.0%
ePlus, Inc.†	254	$21,227

Banks - Commercial — 3.3%
Ameris Bancorp	1,059	46,225
Associated Banc-Corp.	42	900
Banca Generali SpA	548	18,088
Banco BPM SpA†#	34,775	77,428
Banco Bradesco SA ADR	70,564	553,927
Banco do Brasil SA	10,000	112,799
Banco Santander Brasil SA ADR	4,797	49,841
BancorpSouth Bank	27	840
Bank of Hawaii Corp.#	2,149	193,646
Banner Corp.	535	29,227
BAWAG Group AG*	1,934	77,685
BB&T Corp.	5,820	318,470
BPER Banca	15,059	72,915
Cadence BanCorp	2,205	36,405
Cathay General Bancorp	23	847
Cembra Money Bank AG	867	90,255
Central Pacific Financial Corp.	1,476	42,893
Citizens Financial Group, Inc.	5,011	192,723
City Holding Co.	14	1,113
Columbia Banking System, Inc.	950	37,126
Commerce Bancshares, Inc.#	13	871
Community Bank System, Inc.	602	40,846
Concordia Financial Group, Ltd.	6,700	27,178
Cullen/Frost Bankers, Inc.#	317	29,659
Customers Bancorp, Inc.†	1,356	31,703
CVB Financial Corp.	1,638	34,988
CYBG PLC	9,680	22,385
Eagle Bancorp, Inc.	591	26,252
East West Bancorp, Inc.	1,602	73,404
First BanCorp./Puerto Rico	3,746	39,333
First Commonwealth Financial Corp.	3,085	43,838
First Financial Bancorp	1,441	35,045
First Financial Bankshares, Inc.#	13	449
First Midwest Bancorp, Inc.	1,748	37,687
First Republic Bank	1,522	167,268
Fulton Financial Corp.	50	858
Glacier Bancorp, Inc.	957	41,964
Great Western Bancorp, Inc.	933	32,067
Hancock Whitney Corp.	18	731
Hanmi Financial Corp.	1,918	37,650
Home BancShares, Inc.	42	790
HomeStreet, Inc.†	144	4,597
Hope Bancorp, Inc.	2,203	31,966
Independent Bank Corp./Massachusetts	473	39,827
International Bancshares Corp.	16	679
Investec PLC	5,040	28,610
Itau Unibanco Holding SA ADR	64,215	522,710
Jyske Bank A/S†	3,106	103,043
M&T Bank Corp.	1,768	291,260
NBT Bancorp, Inc.	627	25,080
OFG Bancorp	1,291	27,692
Old National Bancorp	2,196	39,704
Opus Bank	38	977
PacWest Bancorp	22	819
Pinnacle Financial Partners, Inc.	1,996	122,594
Prosperity Bancshares, Inc.	24	1,686
Regions Financial Corp.	11,076	184,305
Ringkjoebing Landbobank A/S	908	65,736
S&T Bancorp, Inc.	1,163	43,868
ServisFirst Bancshares, Inc.	800	29,088
Signature Bank	6	740
Simmons First National Corp., Class A	1,546	40,057

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Southside Bancshares, Inc.	1,131	$39,709
SpareBank 1 SR Bank ASA	6,379	67,262
SVB Financial Group†	433	100,339
TCF Financial Corp.	1,596	67,814
Tompkins Financial Corp.	43	3,730
TrustCo Bank Corp.	4,325	37,974
Trustmark Corp.	26	893
UMB Financial Corp.	11	740
Umpqua Holdings Corp.	678	11,099
United Bankshares, Inc.	22	833
United Community Banks, Inc.	1,151	35,681
Valiant Holding AG	846	82,147
Valley National Bancorp#	76	880
Veritex Holdings, Inc.	1,392	36,206
Webster Financial Corp.	401	19,525
Westamerica Bancorporation	338	21,970
Wintrust Financial Corp.	2,339	158,842

		4,969,001

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	4,682	229,278
Northern Trust Corp.	748	80,215
State Street Corp.	1,188	89,219

		398,712

Banks - Mortgage — 0.1%
Deutsche Pfandbriefbank AG*	6,086	91,657
Flagstar Bancorp, Inc.	22	820
Walker & Dunlop, Inc.	607	39,843

		132,320

Banks - Regional — 0.0%
Banque Cantonale Vaudoise	41	31,529

Banks - Super Regional — 1.4%
Comerica, Inc.	2,499	175,955
Fifth Third Bancorp	10,534	318,021
National Bank Holdings Corp., Class A	1,207	43,259
PNC Financial Services Group, Inc.	917	140,494
US Bancorp	8,297	498,069
Wells Fargo & Co.	15,448	841,298

		2,017,096

Batteries/Battery Systems — 0.0%
W-Scope Corp.#	5,100	35,272

Beverages - Non-alcoholic — 0.1%
Britvic PLC	1,820	22,809
Coca-Cola Co.	518	27,661
Coca-Cola Consolidated, Inc.	80	21,613
Monster Beverage Corp.†	421	25,184
PepsiCo, Inc.	154	20,918

		118,185

Bicycle Manufacturing — 0.1%
Shimano, Inc.	400	64,684

Brewery — 0.3%
Ambev SA ADR	55,191	232,354
Asahi Group Holdings, Ltd.	2,000	96,222
Royal Unibrew A/S	821	73,892

		402,468

Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	526	16,054
Fox Corp., Class B	100	3,498

		19,552

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. — 0.2%
American Woodmark Corp.†	272	$27,989
Forbo Holding AG	43	71,079
Gibraltar Industries, Inc.†	563	29,400
Patrick Industries, Inc.†	461	22,829
Rockwool International A/S	191	42,666
Simpson Manufacturing Co., Inc.	560	45,472
Wienerberger AG	2,923	80,184

		319,619

Building & Construction - Misc. — 0.2%
Balfour Beatty PLC	5,580	15,935
Comfort Systems USA, Inc.	598	30,558
Frontdoor, Inc.†	9	407
HomeServe PLC	1,930	30,079
JM AB	949	25,959
Peab AB	6,341	54,319
Penta-Ocean Construction Co., Ltd.	7,400	42,660
TopBuild Corp.†	491	54,148

		254,065

Building Products - Air & Heating — 0.2%
AAON, Inc.	596	29,425
Daikin Industries, Ltd.	900	129,464
Johnson Controls International PLC	1,187	50,839
Nibe Industrier AB, Class B	5,538	84,647

		294,375

Building Products - Cement — 0.1%
Buzzi Unicem SpA	1,230	30,462
Marshalls PLC	1,860	18,752
Martin Marietta Materials, Inc.	104	27,914
US Concrete, Inc.†	408	16,699

		93,827

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	688	26,309
PGT Innovations, Inc.†	1,615	23,224

		49,533

Building Products - Wood — 0.1%
Boise Cascade Co.	714	27,075
Universal Forest Products, Inc.	976	48,409

		75,484

Building - Heavy Construction — 0.1%
Acciona SA#	215	22,265
Ackermans & van Haaren NV	426	64,063
Aegion Corp.†	985	21,335
Arcosa, Inc.	694	27,212
Infrastrutture Wireless Italiane SpA*	5,359	54,258

		189,133

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	1,014	38,522
Bravida Holding AB*	8,674	76,116

		114,638

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	147	29,402
LCI Industries	414	44,074
Winnebago Industries, Inc.#	609	28,946

		102,422

Building - Residential/Commercial — 0.2%
Bellway PLC	780	33,684

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Bovis Homes Group PLC	1,290	$20,438
Century Communities, Inc.†	748	21,318
Countryside Properties PLC*	4,080	20,886
Installed Building Products, Inc.†	338	24,235
LGI Homes, Inc.†#	312	22,548
MDC Holdings, Inc.	748	29,599
Meritage Homes Corp.†	531	35,333
PulteGroup, Inc.	619	24,543
Redrow PLC	2,330	19,919

		252,503

Cable/Satellite TV — 0.4%
Altice Europe NV†	8,582	51,075
Charter Communications, Inc., Class A†	345	162,153
Comcast Corp., Class A	6,267	276,688
NOS SGPS SA	15,556	84,388

		574,304

Capacitors — 0.0%
KEMET Corp.	1,065	28,457

Casino Hotels — 0.0%
Las Vegas Sands Corp.	527	33,069

Cellular Telecom — 0.1%
Hikari Tsushin, Inc.	200	46,631
Sunrise Communications Group AG*	957	75,077
T-Mobile US, Inc.†	712	55,927

		177,635

Chemicals - Diversified — 0.3%
AdvanSix, Inc.†	921	18,632
Dow, Inc.	1,850	98,735
DuPont de Nemours, Inc.	1,348	87,364
Innophos Holdings, Inc.	669	21,341
Innospec, Inc.	384	37,786
Kemira Oyj	1,465	22,886
KH Neochem Co., Ltd.	1,600	36,340
LyondellBasell Industries NV, Class A	434	40,162
PPG Industries, Inc.	400	51,536
Quaker Chemical Corp.	209	31,189

		445,971

Chemicals - Plastics — 0.0%
A. Schulman, Inc. CVR†(2)	1,774	529
Sumitomo Bakelite Co., Ltd.	1,500	59,203

		59,732

Chemicals - Specialty — 0.4%
Albemarle Corp.#	88	5,753
Balchem Corp.	511	50,911
Ecolab, Inc.	450	84,002
Ferro Corp.†	1,779	25,653
H.B. Fuller Co.	810	40,403
IMCD NV	1,305	108,548
Kraton Corp.†	797	17,956
Materion Corp.	455	26,781
Rogers Corp.†	290	37,706
Shin-Etsu Chemical Co., Ltd.	800	85,588
Stepan Co.	318	30,814
Victrex PLC	740	22,013

		536,128

Circuit Boards — 0.1%
Meiko Electronics Co.#	2,100	43,629

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Circuit Boards (continued)
TTM Technologies, Inc.†	1,832	$24,567

		68,196

Coal — 0.0%
Warrior Met Coal, Inc.	1,238	25,416

Coatings/Paint — 0.1%
OC Oerlikon Corp. AG	6,842	76,152
Sherwin-Williams Co.	140	81,638

		157,790

Commercial Services — 0.4%
Aggreko PLC	1,940	20,820
Applus Services SA	5,472	66,012
Cintas Corp.	170	43,700
CoStar Group, Inc.†	50	30,643
Elis SA	4,482	89,424
Harsco Corp.†	1,393	30,994
HMS Holdings Corp.†	1,348	40,710
IWG PLC	4,830	25,525
Macquarie Infrastructure Corp.	3,260	136,757
Medifast, Inc.#	233	20,483
Wirecard AG	821	108,359

		613,427

Commercial Services - Finance — 0.6%
Automatic Data Processing, Inc.	635	108,445
Cardtronics PLC, Class A†	704	29,723
Cielo SA	14,800	27,236
EVERTEC, Inc.	918	29,762
Experian PLC	6,191	205,223
FleetCor Technologies, Inc.†	236	72,433
Global Payments, Inc.	369	66,826
IHS Markit, Ltd.†	888	64,513
MarketAxess Holdings, Inc.	13	5,250
Moody’s Corp.	53	12,014
PayPal Holdings, Inc.†	2,023	218,504
S&P Global, Inc.	36	9,527
Square, Inc., Class A†#	400	27,648

		877,104

Computer Aided Design — 0.1%
Autodesk, Inc.†	870	157,383
Synopsys, Inc.†	191	26,939

		184,322

Computer Data Security — 0.4%
Avast PLC*	3,840	22,250
Check Point Software Technologies, Ltd.†	1,565	184,482
Fortinet, Inc.†	2,937	308,708
Qualys, Inc.†	524	45,855
Sophos Group PLC*	2,390	17,465

		578,760

Computer Services — 1.8%
Accenture PLC, Class A	1,774	356,858
Atos SE	1,707	144,957
CANCOM SE	728	43,110
Capgemini SE	1,480	175,036
Cognizant Technology Solutions Corp., Class A	3,594	230,411
DXC Technology Co.	4,207	157,047
ExlService Holdings, Inc.†	496	34,626
Fujitsu, Ltd.	2,600	236,377
Insight Enterprises, Inc.†	568	37,255
International Business Machines Corp.	3,295	443,013

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Leidos Holdings, Inc.	1,741	$158,152
NEC Corp.	900	35,974
Nihon Unisys, Ltd.	2,800	90,046
Nomura Research Institute, Ltd.	3,800	80,163
NTT Data Corp.	9,300	126,770
Perspecta, Inc.	2,666	73,528
SCSK Corp.	1,800	94,230
Softcat PLC	1,070	15,583
Sopra Steria Group	653	98,775
Sykes Enterprises, Inc.†	838	29,447
Tieto Oyj	1,654	47,523
Virtusa Corp.†	609	27,216

		2,736,097

Computer Software — 0.2%
Akamai Technologies, Inc.†	352	30,666
Playtech PLC	2,590	12,866
Splunk, Inc.†	1,281	191,151
TiVo Corp.	2,828	22,087

		256,770

Computers — 1.4%
Apple, Inc.	7,235	1,933,554
Hewlett Packard Enterprise Co.	1,841	29,143
HP, Inc.	2,743	55,079

		2,017,776

Computers - Integrated Systems — 0.3%
Bechtle AG	703	92,475
Cubic Corp.	531	31,621
Diebold Nixdorf, Inc.†	1,747	12,701
Ingenico Group SA	964	102,869
Itochu Techno-Solutions Corp.	2,900	77,444
MTS Systems Corp.	442	20,076
OBIC Co., Ltd.	600	79,649
Otsuka Corp.	2,200	88,137

		504,972

Computers - Other — 0.0%
3D Systems Corp.†#	2,355	19,994

Computers - Periphery Equipment — 0.1%
Logitech International SA	3,261	142,538

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,910	138,971
QinetiQ PLC	4,410	19,062
Savills PLC	1,280	16,389
Verisk Analytics, Inc.	210	30,971

		205,393

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co., Class A†	987	24,685
Clorox Co.	135	20,011
Kimberly-Clark Corp.	357	48,673
Quanex Building Products Corp.	1,151	22,398
WD-40 Co.#	188	36,305

		152,072

Containers - Metal/Glass — 0.1%
Ball Corp.	1,012	66,853
Gerresheimer AG	796	58,536

		125,389

Containers - Paper/Plastic — 0.1%
Berry Global Group, Inc.†	87	4,062

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic (continued)
Huhtamaki Oyj	2,032	$89,210
Matthews International Corp., Class A	638	24,467
Rengo Co., Ltd.	7,200	53,414
Sealed Air Corp.	65	2,453

		173,606

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	7,353	33,750
Colgate-Palmolive Co.	428	29,027
Coty, Inc., Class A	91	1,050
Estee Lauder Cos., Inc., Class A	22	4,300
Fancl Corp.	2,200	58,731
Natura Cosmeticos SA	8,200	64,076
Procter & Gamble Co.	433	52,852

		243,786

Cruise Lines — 0.1%
Carnival Corp.	560	25,245
Norwegian Cruise Line Holdings, Ltd.†	173	9,279
Royal Caribbean Cruises, Ltd.	240	28,805

		63,329

Data Processing/Management — 0.2%
Bottomline Technologies, Inc.†	689	34,099
CSG Systems International, Inc.	509	29,110
Fidelity National Information Services, Inc.	770	106,375
Fiserv, Inc.†	740	86,017
Paychex, Inc.	400	34,448

		290,049

Decision Support Software — 0.0%
MSCI, Inc.	20	5,184

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	25	6,933
Lifco AB	408	22,470

		29,403

Diagnostic Equipment — 0.0%
BioTelemetry, Inc.†	604	27,971
Danaher Corp.	32	4,671
Thermo Fisher Scientific, Inc.	26	8,163

		40,805

Diagnostic Kits — 0.1%
DiaSorin SpA	483	64,546
IDEXX Laboratories, Inc.†	1	252

		64,798

Direct Marketing — 0.0%
DKSH Holding AG	1,033	53,458

Disposable Medical Products — 0.1%
CONMED Corp.	419	47,460
ConvaTec Group PLC*	10,180	25,207
Merit Medical Systems, Inc.†	995	27,860
STERIS PLC	55	8,313
Teleflex, Inc.	24	8,480

		117,320

Distribution/Wholesale — 0.1%
Anixter International, Inc.†	469	40,259
Core-Mark Holding Co., Inc.	847	22,827
Fastenal Co.	770	27,350
G-III Apparel Group, Ltd.†	851	25,189
Inchcape PLC	3,330	28,038

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
Travis Perkins PLC	1,700	$33,849

		177,512

Diversified Banking Institutions — 3.5%
Bank of America Corp.	49,576	1,651,872
Citigroup, Inc.	10,517	790,037
Goldman Sachs Group, Inc.	1,143	253,003
JPMorgan Chase & Co.	15,300	2,015,928
Mitsubishi UFJ Financial Group, Inc.	15,200	80,281
Morgan Stanley	5,073	251,012
Sumitomo Mitsui Financial Group, Inc.	3,500	127,555

		5,169,688

Diversified Manufacturing Operations — 0.9%
3M Co.	943	160,093
Aalberts NV	2,768	117,254
Actuant Corp., Class A	1,259	30,921
Eaton Corp. PLC	580	53,650
EnPro Industries, Inc.	429	28,481
Fabrinet†	590	35,689
Federal Signal Corp.	1,009	33,236
General Electric Co.	13,598	153,249
Illinois Tool Works, Inc.	476	82,981
IMI PLC	2,100	30,447
Indutrade AB	2,539	82,971
Ingersoll-Rand PLC	320	41,955
Parker-Hannifin Corp.	197	39,162
Siemens AG	2,158	278,449
Standex International Corp.	343	26,473
Trelleborg AB, Class B	6,306	103,990

		1,299,001

Diversified Minerals — 0.5%
BHP Group PLC	10,091	223,175
BHP Group, Ltd.	14,077	364,014
China Hongqiao Group, Ltd.	8,500	4,463
Livent Corp.†	3,141	24,500
Lundin Mining Corp.	3,164	17,127
Sumitomo Metal Mining Co., Ltd.	3,800	115,123
Teck Resources, Ltd., Class B	2,394	37,488

		785,890

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	470	29,563

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	683	1,229,946
B2W Cia Digital†	2,200	29,243
eBay, Inc.	2,230	79,210

		1,338,399

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	83	158,035
Expedia Group, Inc.	99	10,064
MercadoLibre, Inc.†	50	29,029
Scout24 AG*	1,792	110,953
Stamps.com, Inc.†	289	25,215
Trainline PLC†*	2,780	16,791
TripAdvisor, Inc.	302	8,577

		358,664

E-Marketing/Info — 0.0%
Moneysupermarket.com Group PLC	4,800	21,139

E-Services/Consulting — 0.0%
CDW Corp.	129	17,422

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Services/Consulting (continued)
Perficient, Inc.†	661	$27,947

		45,369

Electric Products - Misc. — 0.1%
AMETEK, Inc.	335	33,168
Emerson Electric Co.	830	61,304

		94,472

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	419	10,291
Equatorial Energia SA	16,000	77,914

		88,205

Electric - Generation — 0.1%
Centrais Eletricas Brasileiras SA ADR#	12,842	105,561

Electric - Integrated — 0.3%
A2A SpA	14,355	27,004
AES Corp.	1,513	28,611
Avista Corp.	959	45,341
BKW AG	123	8,647
Cia Energetica de Minas Gerais ADR	10,769	32,630
El Paso Electric Co.	580	39,336
Entergy Corp.	124	14,432
Evergy, Inc.	651	41,189
Exelon Corp.	148	6,571
FirstEnergy Corp.	324	15,451
Hera SpA	11,458	50,544
Iren SpA	17,027	52,787
Pinnacle West Capital Corp.	39	3,408
Southern Co.	96	5,951

		371,902

Electric - Transmission — 0.0%
Elia System Operator SA/NV	207	17,104

Electronic Components - Misc. — 0.6%
Advanced Energy Industries, Inc.†	635	40,773
Barco NV	83	19,157
Benchmark Electronics, Inc.	793	27,335
Garmin, Ltd.	99	9,671
Hoya Corp.	1,000	91,270
Knowles Corp.†	1,466	32,106
Minebea Mitsumi, Inc.	5,600	108,669
Murata Manufacturing Co., Ltd.	2,100	121,716
Nidec Corp.	800	118,332
Omron Corp.	2,900	170,362
OSI Systems, Inc.†	268	26,663
Plexus Corp.†	470	35,673
Sanmina Corp.†	1,117	35,532
Spectris PLC	970	35,165
TKH Group NV CVA	1,512	78,358

		950,782

Electronic Components - Semiconductors — 1.8%
Advanced Micro Devices, Inc.†#	1,240	48,546
ams AG†	1,252	60,409
Broadcom, Inc.	1,222	386,409
CEVA, Inc.†	702	18,196
CTS Corp.	800	21,904
Dialog Semiconductor PLC†	968	49,248
Diodes, Inc.†	732	33,774
Intel Corp.	6,882	399,500
IPG Photonics Corp.†	222	31,544
Marvell Technology Group, Ltd.	1,654	43,616
Melexis NV#	479	34,935

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Microchip Technology, Inc.#	2,696	$254,880
Micron Technology, Inc.†	1,373	65,231
NVIDIA Corp.	1,710	370,625
ON Semiconductor Corp.†	1,580	33,923
Qorvo, Inc.†	63	6,565
Rambus, Inc.†	2,526	32,964
SOITEC†	280	29,614
STMicroelectronics NV	4,837	118,835
Texas Instruments, Inc.	3,651	438,887
Xilinx, Inc.	2,012	186,673
Xperi Corp.	1,145	22,660

		2,688,938

Electronic Connectors — 0.1%
Amphenol Corp., Class A	360	37,440
TE Connectivity, Ltd.	430	39,865

		77,305

Electronic Forms — 0.1%
Adobe, Inc.†	595	184,170

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	34	2,746
Badger Meter, Inc.	479	29,698
FARO Technologies, Inc.†	447	21,778
FLIR Systems, Inc.	555	29,726
Fortive Corp.	577	41,642
Itron, Inc.†	559	44,765
Keysight Technologies, Inc.†	145	15,519
Mesa Laboratories, Inc.	97	22,710
National Instruments Corp.	566	23,840
Renishaw PLC	300	15,373
Trimble, Inc.†	908	36,801
Yokogawa Electric Corp.	3,800	69,539

		354,137

Electronic Parts Distribution — 0.0%
Electrocomponents PLC	3,050	25,783

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	620	27,044
dormakaba Holding AG	93	62,961

		90,005

Electronics - Military — 0.0%
Ultra Electronics Holdings PLC	550	14,839

Energy - Alternate Sources — 0.1%
John Laing Group PLC*	3,510	17,260
Landis+Gyr Group AG	496	50,641

		67,901

Engineering/R&D Services — 0.2%
AECOM†	98	4,247
AF POYRY AB	1,655	35,802
Alten SA	851	98,255
COMSYS Holdings Corp.	1,700	49,157
Exponent, Inc.	753	47,853
Gaztransport Et Technigaz SA	447	39,495
Jacobs Engineering Group, Inc.	86	7,920

		282,729

Engines - Internal Combustion — 0.0%
Cummins, Inc.	328	59,978

Enterprise Software/Service — 1.3%
Guidewire Software, Inc.†	2,316	282,158

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
LivePerson, Inc.†	995	$39,492
ManTech International Corp., Class A	445	34,523
Micro Focus International PLC	2,180	31,939
MicroStrategy, Inc., Class A†	190	28,563
Omnicell, Inc.†	676	54,073
Oracle Corp.	4,348	244,097
Oracle Corp. Japan	700	64,401
PKSHA Technology, Inc.†#	600	23,900
Progress Software Corp.	817	34,322
SPS Commerce, Inc.†	608	34,249
Tyler Technologies, Inc.†	665	192,963
Veeva Systems, Inc., Class A†	2,207	329,240
Workday, Inc., Class A†	2,590	463,921

		1,857,841

Entertainment Software — 0.1%
Activision Blizzard, Inc.	930	50,992
Capcom Co., Ltd.	1,500	36,001
Electronic Arts, Inc.†	444	44,848

		131,841

Environmental Consulting & Engineering — 0.1%
Sweco AB, Class B	2,350	82,192

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	398	35,052

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†#	37	15,927

Finance - Consumer Loans — 0.0%
Encore Capital Group, Inc.†#	580	21,153
LendingTree, Inc.†	6	2,163
PRA Group, Inc.†#	774	28,359
Synchrony Financial	124	4,639

		56,314

Finance - Credit Card — 0.7%
American Express Co.	151	18,138
Discover Financial Services	125	10,609
Mastercard, Inc., Class A	1,495	436,884
Network International Holdings PLC†*	2,290	17,149
Pagseguro Digital, Ltd., Class A†#	481	16,325
Visa, Inc., Class A	2,979	549,655

		1,048,760

Finance - Investment Banker/Broker — 0.1%
Banco BTG Pactual SA	2,500	41,436
Charles Schwab Corp.	329	16,285
Close Brothers Group PLC	1,330	25,579
E*TRADE Financial Corp.	140	6,202
Piper Jaffray Cos.	397	32,109
TP ICAP PLC	4,350	21,717

		143,328

Finance - Leasing Companies — 0.1%
GRENKE AG	870	81,183
Tokyo Century Corp.	900	48,020

		129,203

Finance - Mortgage Loan/Banker — 0.1%
Aareal Bank AG	2,587	79,803
OneSavings Bank PLC	3,280	16,417
Zenkoku Hosho Co., Ltd.	1,500	60,162

		156,382

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.3%
B3 SA - Brasil Bolsa Balcao	23,700	$266,831
Bolsas y Mercados Espanoles	1,046	40,932
Euronext NV*	1,330	100,444
IG Group Holdings PLC	2,610	22,813
Intercontinental Exchange, Inc.	94	8,852
Intertrust NV*	2,043	38,398
Intrum AB	933	23,563

		501,833

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	1,136	38,136

Fisheries — 0.1%
Bakkafrost P/F	927	62,179
Leroy Seafood Group ASA	5,126	32,435
Salmar ASA	744	35,450

		130,064

Food - Confectionery — 0.0%
Hershey Co.	82	12,149
J.M. Smucker Co.	63	6,621

		18,770

Food - Dairy Products — 0.0%
Emmi AG	59	49,354

Food - Meat Products — 0.1%
BRF SA ADR†	6,640	56,838
Cranswick PLC	400	16,193
JBS SA	17,400	116,917
Tyson Foods, Inc., Class A	125	11,236

		201,184

Food - Misc./Diversified — 0.4%
AAK AB	3,195	58,375
Axfood AB	2,777	59,813
B&G Foods, Inc.#	1,234	20,435
Cal-Maine Foods, Inc.	576	25,073
Corbion NV	2,391	73,967
Fuji Oil Holdings, Inc.#	3,000	84,281
General Mills, Inc.	204	10,877
Glanbia PLC	6,062	70,525
Glanbia PLC	2,154	24,941
J&J Snack Foods Corp.	205	37,925
Kellogg Co.	63	4,103
Mondelez International, Inc., Class A	109	5,727
Tate & Lyle PLC	3,330	31,500
Viscofan SA	1,904	101,400

		608,942

Food - Retail — 0.3%
Cia Brasileira de Distribuicao ADR	1,845	34,668
Greggs PLC	780	21,003
HelloFresh SE†	3,962	78,831
Kesko Oyj, Class B	910	61,396
Kroger Co.	78	2,133
Seven & i Holdings Co., Ltd.	2,100	78,240
SSP Group PLC	3,030	26,413
Takeaway.com NV†#*	797	71,649

		374,333

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.#	297	26,489
Chefs’ Warehouse, Inc.†	608	21,620
Lacto Japan Co., Ltd.	700	22,480

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Wholesale/Distribution (continued)
Sysco Corp.	145	$11,680

		82,269

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,102	38,460
Steven Madden, Ltd.	1,220	51,813
Wolverine World Wide, Inc.	1,305	41,891

		132,164

Forestry — 0.1%
Svenska Cellulosa AB SCA, Class B	9,198	91,518

Gambling (Non-Hotel) — 0.1%
Evolution Gaming Group AB*	2,220	58,640
William Hill PLC	7,370	17,033

		75,673

Gas - Distribution — 0.1%
Italgas SpA	6,658	41,840
Northwest Natural Holding Co.	494	33,972
Rubis SCA	1,503	85,608
South Jersey Industries, Inc.	1,413	44,142

		205,562

Gold Mining — 0.1%
Centamin PLC	8,380	12,041
Newmont Goldcorp Corp.	1,350	51,840

		63,881

Golf — 0.0%
Callaway Golf Co.	1,644	34,162

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	338	18,587

Home Decoration Products — 0.0%
Newell Brands, Inc.	337	6,477

Home Furnishings — 0.0%
Howden Joinery Group PLC	4,010	32,705
Sleep Number Corp.†	522	25,197

		57,902

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	470	49,350
Marriott International, Inc., Class A	370	51,933

		101,283

Human Resources — 0.2%
AMN Healthcare Services, Inc.†	710	42,224
Capita PLC†	10,550	21,613
Hays PLC	10,250	22,099
Korn Ferry	905	35,548
Michael Page International PLC	2,670	16,624
Recruit Holdings Co., Ltd.	1,400	50,677
TrueBlue, Inc.†	1,037	24,173

		212,958

Identification Systems — 0.0%
Brady Corp., Class A	711	40,527

Import/Export — 0.1%
ITOCHU Corp.	4,900	106,904
Mitsubishi Corp.	3,800	99,500

		206,404

Independent Power Producers — 0.0%
NRG Energy, Inc.	523	20,779

Security Description	Shares	Value (Note 2)

Independent Power Producers (continued)
Vistra Energy Corp.	216	$5,730

		26,509

Industrial Automated/Robotic — 0.8%
Cognex Corp.	2,501	125,500
FANUC Corp.	600	114,595
Harmonic Drive Systems, Inc.#	1,700	73,852
Keyence Corp.	1,400	478,882
Rockwell Automation, Inc.	1,115	218,362
THK Co., Ltd.	2,800	78,663
Yaskawa Electric Corp.	1,000	36,727

		1,126,581

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	380	89,806
Linde PLC	930	191,775

		281,581

Instruments - Controls — 0.5%
ABB, Ltd.	5,794	126,715
Honeywell International, Inc.	3,188	569,217
Mettler-Toledo International, Inc.†	11	7,913
Rotork PLC	7,190	30,483
Watts Water Technologies, Inc., Class A	387	37,524
Woodward, Inc.	167	19,504

		791,356

Insurance Brokers — 0.0%
Aon PLC	67	13,642
eHealth, Inc.†#	329	30,353

		43,995

Insurance - Life/Health — 0.1%
Aflac, Inc.	524	28,736
American Equity Investment Life Holding Co.	1,599	47,522
Dai-ichi Life Holdings, Inc.	6,000	96,643
Principal Financial Group, Inc.	139	7,659

		180,560

Insurance - Multi-line — 0.4%
Allstate Corp.	522	58,125
ASR Nederland NV	1,359	50,501
BB Seguridade Participacoes SA	7,900	64,210
Direct Line Insurance Group PLC	9,070	35,826
Grupo Catalana Occidente SA	1,464	52,741
Hartford Financial Services Group, Inc.	381	23,569
Helvetia Holding AG	206	28,119
Horace Mann Educators Corp.	675	29,302
Loews Corp.	190	9,671
MetLife, Inc.	209	10,431
Storebrand ASA	7,871	56,417
Sul America SA	10,100	126,747
Topdanmark A/S	351	16,220
Unipol Gruppo SpA	11,995	70,303
United Fire Group, Inc.	578	25,397

		657,579

Insurance - Property/Casualty — 0.4%
Ambac Financial Group, Inc.†	1,160	24,151
Beazley PLC	3,710	25,527
Berkshire Hathaway, Inc., Class B†	596	131,299
Employers Holdings, Inc.	736	31,626
Fidelity National Financial, Inc.	120	5,716
James River Group Holdings, Ltd.	698	27,613
Kinsale Capital Group, Inc.	274	27,745

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Lancashire Holdings, Ltd.	1,840	$17,670
MS&AD Insurance Group Holdings, Inc.	3,900	126,170
ProAssurance Corp.	776	29,178
Progressive Corp.	566	41,346
RLI Corp.	496	45,319
Stewart Information Services Corp.	641	27,415
Universal Insurance Holdings, Inc.	741	21,563

		582,338

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	594	37,232
Masmovil Ibercom SA†	1,804	40,664

		77,896

Internet Content - Entertainment — 0.8%
Facebook, Inc., Class A†	3,626	731,147
Kakao Corp.	1,758	231,443
Netflix, Inc.†	566	178,097
Twitter, Inc.†	967	29,890

		1,170,577

Internet Content - Information/News — 0.1%
M3, Inc.	1,500	41,250
SINA Corp.†	4,808	167,751

		209,001

Internet Financial Services — 0.1%
Cerved Group SpA	7,108	70,635

Internet Gambling — 0.0%
GVC Holdings PLC	3,120	34,364

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,058	154,161

Internet Security — 0.5%
NortonLifeLock, Inc.	9,139	227,561
Palo Alto Networks, Inc.†	1,297	294,704
Trend Micro, Inc.	4,800	259,175

		781,440

Internet Telephone — 0.0%
8x8, Inc.†#	1,658	34,022
RingCentral, Inc., Class A†	30	5,174

		39,196

Investment Companies — 0.1%
KBC Ancora	1,712	84,007
Sofina SA	248	53,770

		137,777

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	56	9,177
Ashmore Group PLC	3,020	18,592
Azimut Holding SpA	2,596	65,494
Blucora, Inc.†	1,007	23,705
Boston Private Financial Holdings, Inc.	2,859	33,565
Franklin Resources, Inc.	318	8,742
Jupiter Fund Management PLC	3,800	17,904
LPL Financial Holdings, Inc.	7	646
Man Group PLC	11,500	22,571
Quilter PLC*	13,140	25,033
Raymond James Financial, Inc.	109	9,790
T. Rowe Price Group, Inc.	297	36,697
Virtus Investment Partners, Inc.	196	23,089
Vontobel Holding AG	540	34,695

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services (continued)
Waddell & Reed Financial, Inc., Class A#	1,580	$25,517

		355,217

Leisure Products — 0.1%
CTS Eventim AG & Co. KGaA	1,351	82,457
Thule Group AB*	3,570	77,750
Yamaha Corp.	800	44,073

		204,280

Lighting Products & Systems — 0.1%
Signify NV*	2,256	67,281

Linen Supply & Related Items — 0.0%
UniFirst Corp.	220	45,375

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	665	24,911
Caterpillar, Inc.	898	129,968
Komatsu, Ltd.	3,300	77,393

		232,272

Machinery - Electrical — 0.5%
Disco Corp.#	400	86,319
Franklin Electric Co., Inc.	573	31,784
Fuji Electric Co., Ltd.	3,100	95,446
Hitachi, Ltd.	6,900	271,070
Konecranes OYJ	1,859	59,189
Mitsubishi Electric Corp.	13,300	183,664
SPX Corp.†	722	34,497

		761,969

Machinery - Farming — 0.1%
Deere & Co.	410	68,900
Kubota Corp.	4,800	74,047

		142,947

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	458	38,326
Applied Industrial Technologies, Inc.	648	41,375
Bucher Industries AG	244	78,178
Chart Industries, Inc.†	592	32,678
FLSmidth & Co. A/S	1,439	52,853
Hexagon AB, Class B	3,006	169,913
Roper Technologies, Inc.	140	50,452
Shima Seiki Manufacturing, Ltd.#	1,100	27,737
SIG Combibloc Group AG	2,899	40,122
Tennant Co.	372	27,699
Valmet Oyj	2,086	46,698
WEG SA	5,700	40,909

		646,940

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.#	1,500	87,296

Machinery - Pumps — 0.1%
Dover Corp.	9	1,003
Interpump Group SpA	1,967	61,457
SPX FLOW, Inc.†	724	34,318
Weir Group PLC	1,830	33,029

		129,807

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	770	16,093

Medical Information Systems — 0.1%
Cerner Corp.	229	16,394
NextGen Healthcare, Inc.†	1,389	25,585

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Information Systems (continued)
Tabula Rasa HealthCare, Inc.†#	450	$20,075

		62,054

Medical Instruments — 0.3%
Ambu A/S, Class B	2,631	45,466
Edwards Lifesciences Corp.†	38	9,308
Elekta AB, Series B	4,992	62,646
Medtronic PLC	287	31,969
Natus Medical, Inc.†	734	23,481
Shimadzu Corp.	3,600	108,373
Tecan Group AG	368	98,845
Topcon Corp.	2,700	35,719

		415,807

Medical Labs & Testing Services — 0.1%
Evotec SE†	2,066	45,772
Medpace Holdings, Inc.†	431	33,045
PeptiDream, Inc.†	1,600	73,528
UDG Healthcare PLC	1,800	19,218

		171,563

Medical Products — 0.3%
Abbott Laboratories	761	65,028
Baxter International, Inc.	106	8,689
Cardiovascular Systems, Inc.†	614	27,974
Cooper Cos., Inc.	121	37,884
CryoLife, Inc.†	909	22,480
GN Store Nord A/S	1,959	92,287
Hanger, Inc.†	747	19,571
Henry Schein, Inc.†	408	28,111
Hologic, Inc.†	142	7,287
Inogen, Inc.†	335	24,659
Integer Holdings Corp.†	515	39,063
Luminex Corp.	1,218	25,736
Orthofix Medical, Inc.†	522	23,699
Tactile Systems Technology, Inc.†	399	25,620
Terumo Corp.	1,600	56,147

		504,235

Medical - Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	55	6,267
Amgen, Inc.	107	25,115
Argenx SE†	100	14,873
Argenx SE†#	282	41,942
Arrowhead Pharmaceuticals, Inc.†#	1,470	107,325
Biogen, Inc.†	130	38,975
Cambrex Corp.†	570	34,183
Emergent BioSolutions, Inc.†	715	39,225
Gilead Sciences, Inc.	605	40,680
Idorsia, Ltd.†	1,919	51,352
Illumina, Inc.†	14	4,491
Medicines Co.†#	1,138	95,820
MorphoSys AG†	624	77,133
Myriad Genetics, Inc.†	1,236	31,815
NeoGenomics, Inc.†	1,689	43,593
Regeneron Pharmaceuticals, Inc.†	9	3,321
REGENXBIO, Inc.†#	583	24,404
Swedish Orphan Biovitrum AB†	2,677	44,676

		725,190

Medical - Drugs — 0.6%
AbbVie, Inc.	227	19,915
Amphastar Pharmaceuticals, Inc.†	1,036	20,212
Bristol-Myers Squibb Co.	490	27,901
Corcept Therapeutics, Inc.†#	1,763	22,619

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Daiichi Sankyo Co., Ltd.	1,500	$94,039
Eli Lilly & Co.	313	36,731
Enanta Pharmaceuticals, Inc.†	319	20,308
Galapagos NV†	298	58,718
Galapagos NV†#	290	57,141
Hypera SA	4,400	34,569
Jazz Pharmaceuticals PLC†	44	6,649
Johnson & Johnson	827	113,704
Merck & Co., Inc.	894	77,939
Pacira BioSciences, Inc.†	734	33,925
Pfizer, Inc.	1,324	51,000
Santen Pharmaceutical Co., Ltd.	4,700	88,027
Siegfried Holding AG	154	67,221
Spectrum Pharmaceuticals, Inc.†	2,408	21,624
Supernus Pharmaceuticals, Inc.†	1,042	24,362
Vanda Pharmaceuticals, Inc.†	1,387	23,204

		899,808

Medical - Generic Drugs — 0.0%
Endo International PLC†	3,964	20,137
Momenta Pharmaceuticals, Inc.†	1,801	30,257

		50,394

Medical - HMO — 0.1%
Anthem, Inc.	111	32,041
Hapvida Participacoes e Investimentos SA*	3,900	51,252
Magellan Health, Inc.†	382	29,693
UnitedHealth Group, Inc.	246	68,848

		181,834

Medical - Hospitals — 0.0%
HCA Healthcare, Inc.	91	12,618
Select Medical Holdings Corp.†	1,737	38,405
Universal Health Services, Inc., Class B	61	8,509

		59,532

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	804	34,918
Korian SA	976	42,924
Orpea	580	71,758

		149,600

Medical - Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	264	24,608
LHC Group, Inc.†	441	58,829

		83,437

Medical - Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	8	703
Amplifon SpA	1,351	39,532
Cardinal Health, Inc.	112	6,164
Galenica AG*	1,680	101,052
McKesson Corp.	11	1,591

		149,042

Metal Processors & Fabrication — 0.2%
Aurubis AG	1,565	74,070
AZZ, Inc.	608	23,147
Bodycote PLC	1,910	21,541
CIRCOR International, Inc.†	514	22,801
Mueller Industries, Inc.	960	30,134
VAT Group AG*	710	102,737

		274,430

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal - Aluminum — 0.1%
Alumina, Ltd.#	11,698	$18,278
Aluminum Corp. of China, Ltd.†	20,000	6,132
China Zhongwang Holdings, Ltd.	7,600	3,039
Constellium NV, Class A†	1,743	24,646
Kaiser Aluminum Corp.	298	32,655
Norsk Hydro ASA	6,427	22,740

		107,490

Metal - Copper — 0.1%
Antofagasta PLC	1,883	21,139
First Quantum Minerals, Ltd.	3,292	30,112
Freeport-McMoRan, Inc.	6,932	78,886
Jiangxi Copper Co., Ltd.	6,000	6,922
KAZ Minerals PLC	1,940	12,282

		149,341

Metal - Diversified — 0.5%
Anglo American PLC	5,035	131,966
Boliden AB	1,307	33,705
China Molybdenum Co, Ltd.#	21,000	7,189
Glencore PLC	52,445	165,437
MMG, Ltd.†	12,000	2,621
Rio Tinto PLC	5,425	294,795
Rio Tinto, Ltd.	1,774	116,274
South32, Ltd.	24,040	43,904

		795,891

Metal - Iron — 0.4%
Cleveland-Cliffs, Inc.#	4,407	35,212
Fortescue Metals Group, Ltd.	6,621	43,575
Vale SA ADR†	37,915	445,881

		524,668

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,027	32,474
John Bean Technologies Corp.	469	51,379
Towa Corp.	2,200	23,657

		107,510

Motion Pictures & Services — 0.0%
Entertainment One, Ltd.	2,440	17,546

Multimedia — 0.3%
FactSet Research Systems, Inc.	80	20,772
Nordic Entertainment Group AB, Class B	2,302	70,900
Viacom, Inc., Class B	483	11,626
Walt Disney Co.	2,306	349,543

		452,841

Networking Products — 0.7%
Arista Networks, Inc.†	689	134,444
Cisco Systems, Inc.	14,320	648,839
Extreme Networks, Inc.†	2,820	19,825
LogMeIn, Inc.	2,048	159,703

		962,811

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	600	16,029

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	427	37,853
Waste Connections, Inc.	360	32,598
Waste Management, Inc.	580	65,488

		135,939

Security Description	Shares	Value (Note 2)

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,422	$20,827
Zebra Technologies Corp., Class A†	405	101,631

		122,458

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	133	5,257
Nabors Industries, Ltd.	9,111	18,769
Valaris PLC#	4,626	19,707

		43,733

Oil Companies - Exploration & Production — 0.9%
Apache Corp.	760	16,933
Cabot Oil & Gas Corp.	1,149	18,315
Cairn Energy PLC†	5,880	13,681
Callon Petroleum Co.†	5,881	21,466
Carrizo Oil & Gas, Inc.†#	2,511	16,095
Concho Resources, Inc.	280	20,317
ConocoPhillips	7,001	419,640
Denbury Resources, Inc.†#	13,846	13,659
Devon Energy Corp.	780	17,074
EOG Resources, Inc.	4,180	296,362
Hess Corp.	350	21,731
Inpex Corp.	4,100	40,043
Marathon Oil Corp.	417	4,858
Noble Energy, Inc.	942	19,556
Occidental Petroleum Corp.	5,700	219,849
PDC Energy, Inc.†	1,097	24,935
Pioneer Natural Resources Co.	160	20,454
QEP Resources, Inc.	6,332	20,706
Range Resources Corp.#	5,496	19,181
SM Energy Co.	2,268	18,847
SRC Energy, Inc.†	5,470	19,528
Tullow Oil PLC	9,460	16,022

		1,299,252

Oil Companies - Integrated — 2.2%
Chevron Corp.	9,457	1,107,698
Exxon Mobil Corp.	21,458	1,461,934
Petroleo Brasileiro SA ADR	17,175	252,988
Petroleo Brasileiro SA ADR (Preference Shares)	29,200	400,624

		3,223,244

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	666	28,145
National Oilwell Varco, Inc.	134	3,022

		31,167

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	450	23,198
Marathon Petroleum Corp.	3,961	240,195
Petrobras Distribuidora SA	8,100	54,350
Phillips 66	2,515	288,521
Valero Energy Corp.	451	43,066

		649,330

Oil - Field Services — 0.6%
Archrock, Inc.	2,414	20,302
Baker Hughes a GE Co., LLC	800	17,936
Halliburton Co.	1,140	23,929
Helix Energy Solutions Group, Inc.†	2,835	23,530
John Wood Group PLC	5,810	26,398
Matrix Service Co.†	1,006	21,066
Newpark Resources, Inc.†	3,227	18,910
Oceaneering International, Inc.†	1,962	26,310
Oil States International, Inc.†	1,375	21,917

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continue)
Saipem SpA†#	15,424	$70,519
SBM Offshore NV	3,160	53,248
Schlumberger, Ltd.	10,485	379,557
Subsea 7 SA	7,683	80,487
TechnipFMC PLC	835	15,731
TGS NOPEC Geophysical Co. ASA	3,306	94,191

		894,031

Paper & Related Products — 0.2%
BillerudKorsnas AB	3,507	39,928
Holmen AB	1,736	51,691
Neenah, Inc.	368	26,783
Schweitzer-Mauduit International, Inc.	607	26,623
Suzano SA	10,000	90,976

		236,001

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	2,596	61,785

Pharmacy Services — 0.0%
Cigna Corp.	77	15,394
CVS Health Corp.	392	29,506

		44,900

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	210	24,541

Pipelines — 2.4%
Antero Midstream Corp.#	12,730	58,303
Cheniere Energy, Inc.†	3,210	194,333
Enbridge, Inc.	15,370	582,030
Equitrans Midstream Corp.#	7,640	76,171
Gibson Energy, Inc.	7,320	137,550
Inter Pipeline, Ltd.#	10,120	167,613
Keyera Corp.	6,020	146,886
Kinder Morgan, Inc.	35,230	690,860
ONEOK, Inc.	4,200	298,410
Pembina Pipeline Corp.	6,170	215,437
Plains GP Holdings LP, Class A	5,760	100,627
Tallgrass Energy GP LP	7,020	125,728
Targa Resources Corp.#	4,450	162,558
TC Energy Corp.	7,890	399,163
Williams Cos., Inc.	11,866	269,596

		3,625,265

Power Converter/Supply Equipment — 0.2%
Schneider Electric SE	2,576	248,607

Private Equity — 0.0%
Intermediate Capital Group PLC	1,820	36,038

Publishing - Books — 0.0%
Scholastic Corp.	676	25,100

Real Estate Investment Trusts — 1.9%
Acadia Realty Trust	1,266	34,030
Aedifica SA	765	93,551
Agree Realty Corp.	433	32,380
Alstria Office REIT-AG	4,694	85,741
American Assets Trust, Inc.	574	27,282
American Homes 4 Rent, Class A	718	19,178
American Tower Corp.	859	183,852
Apollo Commercial Real Estate Finance, Inc.	1,703	31,114
Assura PLC	19,390	19,009
AvalonBay Communities, Inc.	220	47,170
Big Yellow Group PLC	1,300	18,579
Boston Properties, Inc.	277	38,376

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Capstead Mtg. Corp.	4,046	$31,478
CareTrust REIT, Inc.	1,486	31,028
Chatham Lodging Trust	1,983	36,289
Crown Castle International Corp.	680	90,889
Derwent London PLC	670	32,045
DiamondRock Hospitality Co.	3,294	33,928
Digital Realty Trust, Inc.	330	39,913
Easterly Government Properties, Inc.	1,277	29,703
Equinix, Inc.	130	73,690
Equity Residential	600	51,060
Essential Properties Realty Trust, Inc.#	1,255	32,743
Essex Property Trust, Inc.	100	31,218
Extra Space Storage, Inc.	57	6,045
Four Corners Property Trust, Inc.	949	26,876
Franklin Street Properties Corp.	3,554	30,955
Global Net Lease, Inc.	1,455	29,667
Granite Point Mtg. Trust, Inc.	1,716	31,180
Great Portland Estates PLC	2,130	22,887
Hammerson PLC	5,720	21,987
Hersha Hospitality Trust	1,756	24,900
Host Hotels & Resorts, Inc.	1,727	30,205
Independence Realty Trust, Inc.	2,121	31,688
Inmobiliaria Colonial Socimi SA	5,968	75,283
Innovative Industrial Properties, Inc.#	232	17,959
Invesco Mtg. Capital, Inc.	2,012	32,675
Kite Realty Group Trust	1,819	35,198
Lexington Realty Trust	3,708	41,085
LondonMetric Property PLC	7,340	22,081
LTC Properties, Inc.	506	23,686
Merlin Properties Socimi SA	5,712	81,619
National Storage Affiliates Trust	950	31,825
New York Mtg. Trust, Inc.	5,115	31,866
Office Properties Income Trust	1,063	35,462
PennyMac Mtg. Investment Trust	1,086	25,076
Primary Health Properties PLC	11,840	22,541
Prologis, Inc.	990	90,634
Public Storage	307	64,679
Realty Income Corp.	510	39,081
Redwood Trust, Inc.	1,578	25,532
Retail Opportunity Investments Corp.	1,743	31,792
RPT Realty	2,351	34,748
SBA Communications Corp.	170	40,200
Shaftesbury PLC	1,770	20,763
Simon Property Group, Inc.	842	127,319
Summit Hotel Properties, Inc.	2,689	32,591
Tritax Big Box REIT PLC	14,500	27,793
UK Commercial Property REIT, Ltd.	4,200	4,764
UNITE Group PLC	2,140	34,625
Ventas, Inc.	625	36,444
Warehouses De Pauw CVA	335	59,272
Washington Prime Group, Inc.#	5,197	21,619
Washington Real Estate Investment Trust	1,255	38,993
Welltower, Inc.	650	54,970
Weyerhaeuser Co.	1,190	35,117
Whitestone REIT#	2,343	32,896
Xenia Hotels & Resorts, Inc.	1,715	36,118

		2,766,942

Real Estate Management/Services — 0.3%
BR Malls Participacoes SA	9,100	33,429
CBRE Group, Inc., Class A†	298	16,992
Entra ASA*	4,173	63,409
Fabege AB	3,069	47,966
Fastighets AB Balder, Class B†	1,133	47,198

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services (continued)
Hufvudstaden AB, Class A	1,496	$27,239
Kungsleden AB	6,712	64,225
RE/MAX Holdings, Inc., Class A	626	24,007
Realogy Holdings Corp.#	2,204	23,076
Relo Group, Inc.	1,000	26,467
Wallenstam AB	1,713	19,405
Wihlborgs Fastigheter AB	5,315	89,007

		482,420

Real Estate Operations & Development — 0.5%
CA Immobilien Anlagen AG	1,672	68,616
Capital & Counties Properties PLC	5,940	18,622
Castellum AB	895	19,156
Grainger PLC	5,740	21,054
Grand City Properties SA	2,686	62,320
Hemfosa Fastigheter AB	4,498	54,850
IMMOFINANZ AG	2,159	58,394
LEG Immobilien AG	561	63,320
Mitsui Fudosan Co., Ltd.	6,100	151,755
Nexity SA	1,744	87,883
Pandox AB	588	12,800
TAG Immobilien AG	1,853	44,585
TLG Immobilien AG	1,655	51,417

		714,772

Recreational Vehicles — 0.1%
Dometic Group AB*	6,547	65,551

Recycling — 0.0%
Tomra Systems ASA	1,975	58,863

Rental Auto/Equipment — 0.2%
ALD SA*	2,785	42,035
Localiza Rent a Car SA	16,900	179,586
Rent-A-Center, Inc.	1,044	27,175

		248,796

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,320	21,080
Boot Barn Holdings, Inc.†	556	22,140
Caleres, Inc.	1,017	22,262
Cato Corp., Class A	1,102	21,004
Children’s Place, Inc.#	333	24,063
Designer Brands, Inc., Class A#	1,377	22,721
Genesco, Inc.†	476	17,679
Guess?, Inc.	1,125	21,656
Lojas Renner SA	15,940	194,808
Lululemon Athletica, Inc.†	150	33,853
Ross Stores, Inc.	686	79,679

		480,945

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc.	10	1,571
AutoZone, Inc.†	67	78,921
O’Reilly Automotive, Inc.†	126	55,727

		136,219

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc.†	325	36,023
Group 1 Automotive, Inc.	306	31,546
Lithia Motors, Inc., Class A	354	56,845

		124,414

Retail - Bookstores — 0.0%
WH Smith PLC	830	26,279

Security Description	Shares	Value (Note 2)

Retail - Building Products — 0.4%
GMS, Inc.†	780	$24,149
Grafton Group PLC	1,840	19,942
Home Depot, Inc.	1,958	431,759
Lowe’s Cos., Inc.	1,097	128,689

		604,539

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	369	29,756
Dixons Carphone PLC	8,470	13,518

		43,274

Retail - Discount — 0.3%
B&M European Value Retail SA	6,160	30,131
Big Lots, Inc.	938	19,604
Costco Wholesale Corp.	15	4,497
Dollar General Corp.	344	54,132
Dollar Tree, Inc.†	443	40,517
Magazine Luiza SA	7,675	81,540
Pan Pacific International Holdings Corp.	6,500	105,349
Target Corp.	759	94,883
Walmart, Inc.	169	20,126

		450,779

Retail - Drug Store — 0.1%
Kusuri no Aoki Holdings Co., Ltd.	600	45,662
Raia Drogasil SA	4,900	130,624
Walgreens Boots Alliance, Inc.	51	3,040

		179,326

Retail - Home Furnishings — 0.1%
La-Z-Boy, Inc.	819	25,880
Nitori Holdings Co., Ltd.	400	62,674
RH†#	250	51,398

		139,952

Retail - Hypermarkets — 0.0%
Atacadao SA	4,500	19,971

Retail - Major Department Stores — 0.1%
Marks & Spencer Group PLC	13,050	32,803
TJX Cos., Inc.	1,660	101,476

		134,279

Retail - Misc./Diversified — 0.0%
PriceSmart, Inc.	384	28,700

Retail - Office Supplies — 0.0%
Office Depot, Inc.	11,132	24,824

Retail - Pet Food & Supplies — 0.0%
Pets at Home Group PLC	3,860	12,581

Retail - Pubs — 0.0%
JD Wetherspoon PLC	1,070	22,156

Retail - Restaurants — 0.5%
BJ’s Restaurants, Inc.	507	20,863
Bloomin’ Brands, Inc.	1,446	34,776
Chipotle Mexican Grill, Inc.†	31	25,232
Darden Restaurants, Inc.	224	26,531
Dave & Buster’s Entertainment, Inc.#	580	23,304
Dine Brands Global, Inc.	300	24,864
McDonald’s Corp.	1,074	208,872
Ruth’s Hospitality Group, Inc.	1,004	23,463
Shake Shack, Inc., Class A†	500	30,990
Starbucks Corp.	2,492	212,892
Wingstop, Inc.	448	35,840

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Yum! Brands, Inc.	420	$42,281

		709,908

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.	1,021	29,425

Rubber/Plastic Products — 0.1%
Hexpol AB	8,933	82,259
Proto Labs, Inc.†	416	40,306
Raven Industries, Inc.	820	28,184
Trinseo SA	725	27,543

		178,292

Satellite Telecom — 0.0%
Inmarsat PLC	3,530	24,800
Iridium Communications, Inc.†	1,488	34,670

		59,470

Savings & Loans/Thrifts — 0.2%
Axos Financial, Inc.†	971	28,596
Banc of California, Inc.	1,725	26,496
Brookline Bancorp, Inc.	1,706	27,381
Dime Community Bancshares, Inc.	1,240	24,998
Northfield Bancorp, Inc.	2,108	35,625
Northwest Bancshares, Inc.	1,827	30,401
Oritani Financial Corp.	452	8,407
Pacific Premier Bancorp, Inc.	998	31,976
Provident Financial Services, Inc.	2,133	51,875
Washington Federal, Inc.	487	17,927

		283,682

Schools — 0.1%
Career Education Corp.†	1,406	23,452
Strategic Education, Inc.	339	48,050

		71,502

Security Services — 0.1%
G4S PLC	10,620	28,721
Loomis AB, Series B	1,664	69,491

		98,212

Seismic Data Collection — 0.0%
CGG SA†	11,111	29,134

Semiconductor Components - Integrated Circuits — 0.8%
Analog Devices, Inc.	1,767	199,583
Maxim Integrated Products, Inc.	1,684	95,432
MaxLinear, Inc.†	1,226	24,361
NXP Semiconductors NV	3,058	353,444
Power Integrations, Inc.	482	44,098
QUALCOMM, Inc.	4,601	384,413
Renesas Electronics Corp.†	19,700	128,328

		1,229,659

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	1,347	77,991
ASM International NV	647	71,957
ASM Pacific Technology, Ltd.	9,700	126,640
BE Semiconductor Industries NV	1,743	64,310
Brooks Automation, Inc.	1,159	51,888
Cabot Microelectronics Corp.	414	55,232
FormFactor, Inc.†	1,483	34,317
KLA Corp.	190	31,133
Kulicke & Soffa Industries, Inc.	1,338	33,570
Lam Research Corp.	240	64,039
Onto Innovation, Inc.†	921	30,909

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Siltronic AG	504	$41,733
Teradyne, Inc.	1,313	82,181

		765,900

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	21	5,285

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	149	10,466

Software Tools — 0.4%
VMware, Inc., Class A#	3,315	515,880

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.#	300	8,634

Steel - Producers — 0.4%
Acerinox SA	7,075	74,142
AK Steel Holding Corp.†	6,972	19,243
Angang Steel Co., Ltd.#	8,799	3,338
APERAM SA	943	28,258
BlueScope Steel, Ltd.	2,504	24,643
China Oriental Group Co., Ltd.	6,000	2,476
Companhia Siderurgica Nacional SA ADR	7,294	21,590
Evraz PLC	2,428	11,631
Gerdau SA ADR#	12,527	49,732
JFE Holdings, Inc.	2,400	30,588
Kobe Steel, Ltd.	1,500	7,661
Maanshan Iron & Steel Co., Ltd.#	10,000	3,794
Nippon Steel Corp.	3,900	57,206
Nucor Corp.	1,503	84,709
Reliance Steel & Aluminum Co.	93	10,972
SSAB AB, Class B	20,571	57,795
Steel Dynamics, Inc.	1,062	35,821
thyssenkrupp AG	1,932	24,222
voestalpine AG	554	14,679

		562,500

Steel - Specialty — 0.0%
Hitachi Metals, Ltd.	1,100	15,396

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	760	28,850

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	1,030	29,911
Viavi Solutions, Inc.†	3,563	53,516

		83,427

Telecom Services — 0.0%
Spok Holdings, Inc.	1,958	24,103
Vonage Holdings Corp.†	3,528	27,906

		52,009

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	5,615	140,712
Spirent Communications PLC	4,720	12,881

		153,593

Telephone - Integrated — 0.7%
AT&T, Inc.	9,865	368,754
CenturyLink, Inc.	680	9,853
Freenet AG	3,793	88,297
Nippon Telegraph & Telephone Corp.	3,000	151,487
Shenandoah Telecommunications Co.	792	29,739
SoftBank Group Corp.	2,000	77,712
Verizon Communications, Inc.	6,011	362,103

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telephone - Integrated (continued)
Zayo Group Holdings, Inc.†	186	$6,369

		1,094,314

Television — 0.1%
AMC Networks, Inc., Class A†	257	9,877
ION Media Networks, Inc.†(2)(3)	18	14,283
ProSiebenSat.1 Media SE	5,073	76,065

		100,225

Theaters — 0.0%
Cineworld Group PLC#	7,670	20,614

Therapeutics — 0.0%
Xencor, Inc.†#	840	33,096

Tobacco — 0.1%
Altria Group, Inc.	871	43,289
Philip Morris International, Inc.	238	19,737
Universal Corp.	428	22,350
Vector Group, Ltd.#	1,807	24,286

		109,662

Tools - Hand Held — 0.0%
Snap-on, Inc.	71	11,393
Stanley Black & Decker, Inc.	210	33,125

		44,518

Toys — 0.0%
Bandai Namco Holdings, Inc.	400	24,255
Games Workshop Group PLC	240	17,786
Hasbro, Inc.	48	4,881

		46,922

Transactional Software — 0.1%
SimCorp A/S	867	92,809
Worldline SA†*	906	58,641

		151,450

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	685	19,276

Transport - Marine — 0.1%
Euronav NV	5,723	62,357
SEACOR Holdings, Inc.†	527	22,313

		84,670

Transport - Rail — 0.4%
CSX Corp.	1,837	131,419
Norfolk Southern Corp.	378	73,143
Rumo SA†	12,600	72,624
Tokyu Corp.	3,300	65,093
Union Pacific Corp.	1,071	188,485
West Japan Railway Co.	1,000	88,045

		618,809

Transport - Services — 0.3%
C.H. Robinson Worldwide, Inc.#	310	23,824
Echo Global Logistics, Inc.†	959	19,209
FedEx Corp.	330	52,816
FirstGroup PLC†	10,300	16,039
Forward Air Corp.	419	29,343
Hub Group, Inc., Class A†	560	28,599
Matson, Inc.	688	25,965
Royal Mail PLC	6,790	18,310
Sankyu, Inc.	1,100	56,681
United Parcel Service, Inc., Class B	1,000	119,730

		390,516

Security Description	Shares	Value (Note 2)

Transport - Truck — 0.0%
ArcBest Corp.	649	$18,678
Saia, Inc.†	387	36,727

		55,405

Travel Services — 0.0%
HIS Co., Ltd.	1,300	36,225

Veterinary Diagnostics — 0.0%
Neogen Corp.†	818	54,454

Veterinary Products — 0.0%
Dechra Pharmaceuticals PLC	690	25,291

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	269	19,798

Water — 0.1%
American States Water Co.	417	35,566
California Water Service Group	698	35,877
Pennon Group PLC	2,920	34,443

		105,886

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	1,100	30,752

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	2,500	165,950
NIC, Inc.	1,318	29,905
Shopify, Inc., Class A†	833	280,512
VeriSign, Inc.†	159	30,328

		506,695

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	431	562,063
Alphabet, Inc., Class C†	504	657,700
Baidu, Inc. ADR†	2,385	282,694
NAVER Corp.	1,839	267,797
United Internet AG	3,646	123,516

		1,893,770

Wire & Cable Products — 0.0%
Encore Wire Corp.	408	23,803

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	210	35,133

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	887	26,557

Total Common Stocks
(cost $89,696,353)		95,189,755

EXCHANGE-TRADED FUNDS — 8.0%
iShares Core S&P Small-Cap ETF#	1,426	116,661
iShares MSCI Europe Small-Cap ETF#	10,600	562,231
iShares MSCI South Korea ETF	109,400	6,396,618
iShares Russell 1000 Growth ETF	105	18,000
SPDR S&P 500 Trust ETF	151	47,461
iShares MSCI India ETF#	140,100	4,827,846

Total Exchange-Traded Funds
(cost $12,404,143)		11,968,817

RIGHTS — 0.0%
Fisheries — 0.0%
Bakkafrost P/F† Expires 12/05/2019	10	125

Real Estate Operations & Development — 0.0%
BUWOG AG†#(2) Expires 12/31/2099	1,461	0

Total Rights
(cost $0)		125

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2) (cost $0)	$45,000	$5

ASSET BACKED SECURITIES — 7.8%
Diversified Financial Services — 7.8%
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	100,000	102,418
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	100,000	101,568
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	385,000	390,280
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	650,000	647,781
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	933,000	933,573
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	207,434
Discover Card Execution Note Trust Series 2019-A3, Class A 1.89% due 10/15/2024	567,000	567,419
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	550,000	564,150
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	653,232	652,569
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.76% (3 ML+1.48%) due 04/20/2031*(1)	7,500,000	7,264,500
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	78,000	79,345
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	75,000	77,000

Total Asset Backed Securities
(cost $11,790,146)		11,588,037

U.S. CORPORATE BONDS & NOTES — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	550
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(2)†	69,000	7

		564

Metal - Copper — 0.0%
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	30,000	36,601

Total U.S. Corporate Bonds & Notes
(cost $36,338)		37,165

Security Description	Principal Amount(7)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks - Commercial — 0.4%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	$200,000	$203,710
Banco do Brasil SA Senior Notes 4.63% due 01/15/2025	200,000	207,000
First Abu Dhabi Bank PJSC Senior Notes 3.00% due 03/30/2022	200,000	202,682

		613,392

Cellular Telecom — 0.1%
Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	200,000	197,512

Coal — 0.1%
Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024	200,000	191,306

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022	200,000	133,250

Electric - Integrated — 0.1%
Orazul Energy Egenor S en C por A Company Guar. Notes 5.63% due 04/28/2027	200,000	204,000

Energy - Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	200,000	205,114

Food - Misc./Diversified — 0.1%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027	200,000	202,500

Independent Power Producers — 0.3%
Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035	193,800	208,577
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	200,000	221,900

		430,477

Oil Companies - Exploration & Production — 0.2%
Cia General de Combustibles SA Senior Notes 9.50% due 11/07/2021	34,000	26,605
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029	200,000	208,425

		235,030

Oil Companies - Integrated — 0.1%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	30,000	34,350
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	30,000	34,091

		68,441

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.2%
Inversiones CMPC SA Company Guar. Notes 4.38% due 04/04/2027		$200,000	$207,827

Real Estate Operations & Development — 0.3%
Country Garden Holdings Co., Ltd. Senior Sec .Notes 7.25% due 04/08/2026		200,000	217,223
Yuzhou Properties Co., Ltd. Senior Sec. Notes 8.50% due 02/26/2024		200,000	205,595

			422,818

Total Foreign Corporate Bonds & Notes
(cost $3,169,574)			3,111,667

FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
Sovereign — 2.9%
Commonwealth of Australia Senior Notes 2.25% due 05/21/2028	AUD	122,000	90,892
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	119,000	91,504
Commonwealth of Australia Senior Notes 2.75% due 11/21/2028	AUD	108,000	83,846
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	27,000	23,809
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	103,000	83,453
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	26,042
Government of Canada Bonds 2.25% due 02/01/2021	CAD	39,000	29,553
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,496
Government of France Bonds 0.75% due 05/25/2028	EUR	69,000	82,015
Government of France Bonds 2.50% due 05/25/2030	EUR	121,000	168,717
Government of France Bonds 3.25% due 05/25/2045	EUR	53,000	94,979
Government of Japan Senior Notes 0.10% due 06/01/2021	JPY	9,100,000	83,469
Government of Japan Senior Notes 0.10% due 07/01/2021	JPY	9,500,000	87,169
Government of Japan Senior Notes 0.10% due 12/20/2022	JPY	20,000,000	184,377
Government of Japan Senior Notes 0.10% due 09/20/2023	JPY	13,300,000	122,814
Government of Japan Senior Notes 0.10% due 12/20/2023	JPY	10,000,000	92,406

Security Description	Principal Amount(7)		Value (Note 2)

Sovereign (continued)
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	3,300,000	$31,672
Government of Japan Senior Notes 0.50% due 12/20/2038	JPY	5,000,000	47,826
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	12,900,000	125,977
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	3,800,000	37,103
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	109,223
Government of Japan Senior Notes 0.80% due 06/20/2022	JPY	19,700,000	184,489
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	19,600,000	184,020
Government of Japan Senior Notes 1.00% due 03/20/2022	JPY	19,600,000	183,911
Government of Japan Senior Notes 1.50% due 03/20/2045	JPY	7,900,000	92,383
Government of Japan Senior Notes 2.00% due 06/20/2025	JPY	3,200,000	32,830
Government of Japan Senior Notes 2.10% due 12/20/2024	JPY	3,500,000	35,716
Government of Japan Senior Notes 2.20% due 03/20/2041	JPY	4,200,000	53,563
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	5,600,000	70,857
Government of Japan Senior Bonds 2.90% due 11/20/2030	JPY	3,200,000	38,654
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	22,000	24,717
Kingdom of Spain Senior Notes 2.15% due 10/31/2025*	EUR	51,000	63,092
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	94,000	121,379
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	108,000	150,034
Kingdom of Spain Senior Notes 4.80% due 01/31/2024*	EUR	80,000	106,266
Kingdom of Spain Bonds 5.15% due 10/31/2028*	EUR	14,000	21,911
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	47,000	71,533

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	210,000	$34,675
Portuguese Republic Senior Notes 1.95% due 06/15/2029*	EUR	19,000	23,946
Portuguese Republic Senior Notes 2.88% due 10/15/2025*	EUR	55,000	70,444
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	38,000	62,450
Portuguese Republic Senior Notes 4.13% due 04/14/2027*	EUR	43,000	60,713
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	65,000	82,139
Republic of Italy Senior Notes 4.75% due 08/01/2023*	EUR	41,000	52,356
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	22,000	35,718
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	23,000	30,965
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	40,000	50,828
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	14,000	22,918
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	64,000	99,531
Republic of Italy Bonds 7.25% due 11/01/2026	EUR	45,000	70,513
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	36,000	52,891
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	62,000	120,065
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	88,000	193,861

Total Foreign Government Obligations
(cost $4,237,848)			4,235,710

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bonds — 0.2%
2.50% due 05/15/2046		$22,000	23,274
2.88% due 05/15/2043		51,000	57,367
3.00% due 11/15/2045		20,000	23,171
3.38% due 05/15/2044		44,000	53,821
3.63% due 02/15/2044		34,000	43,150
3.75% due 11/15/2043		27,000	34,854

			235,637

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

United States Treasury Notes — 0.1%
1.38% due 06/30/2023	$66,000	$65,471
1.50% due 09/30/2021	50,000	49,873
1.88% due 04/30/2022	64,000	64,388
1.88% due 07/31/2022	25,000	25,174
2.00% due 10/31/2022	24,000	24,268

		229,174

Total U.S. Government Treasuries
(cost $435,234)		464,811

Total Long-Term Investment Securities
(cost $121,769,636)		126,596,092

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(5)	4,984,376	4,984,376
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(4)(5)	1,733,708	1,733,708

		6,718,084

U.S. Government Treasuries — 0.8%
United States Treasury Bills
2.50% due 01/02/2020(6)	$150,000	149,799
2.53% due 01/02/2020(6)	1,060,000	1,058,576

		1,208,375

Total Short-Term Investment Securities
(cost $7,925,437)		7,926,459

TOTAL INVESTMENTS
(cost $129,695,073)(8)	90.3%	134,522,551
Other assets less liabilities	9.7	14,517,889

NET ASSETS	100.0%	$149,040,440

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $9,797,775 representing 6.6% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Collateralized Loan Obligation
(2)	Securities classified as Level 3 (see Note 2).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	18	$0	$14,283	793.50	0.01%

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(4)

At November 30, 2019, the Fund had loaned securities with a total value of $8,884,359. This was secured by collateral of $1,733,708, which was received in cash and subsequently invested in short-term investments currently valued at $1,733,708 as reported in the Portfolio of Investments. Additional collateral of $7,575,197 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$368
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	44,332
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 05/15/2049	7,530,497

(5)	The rate shown is the 7-day yield as of November 30, 2019.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Denominated in Unites Sates dollars unless otherwise indicated.
(8)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

AUD—Australian Dollar

CAD—Canadian Dollar

CVA—Certification Van Aandelen (Dutch Cert.)

CVR—Contingent Value Rights

ETF—Exchange-Traded Funds

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

SEK—Swedish Krona

FRS—Floating Rate Security

The rates shown on the FRS is the current interest rate as of November 30, 2019, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3 ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	MSCI Europe Index	December 2019	$332,010	$345,850	$13,840
30	Long	Nikkei 225 Index	December 2019	3,426,385	3,499,500	73,115
44	Short	U.S. Treasury 10 Year Notes	March 2020	5,707,880	5,691,812	16,068
19	Short	U.S. Treasury 5 Year Notes	March 2020	2,263,783	2,260,407	3,376

						$106,399

						Unrealized (Depreciation)
244	Long	FTSA China A50 Index	December 2019	3,397,527	3,313,520	(84,007)
22	Short	Russell 1000 E-mini Growth Index	December 2019	1,783,491	1,895,520	(112,029)
29	Short	S&P 500 E-mini Index	December 2019	4,356,511	4,558,365	(201,854)

						$(397,890)

		Net Unrealized Appreciation (Depreciation)				$(291,491)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley And Co. International Plc	AUD	36,000	USD	24,323	12/18/2019	$–	$(37)
	AUD	508,700	USD	350,030	03/18/2020	5,004	–
	CAD	185,400	USD	139,951	12/18/2019	354	–
	EUR	1,645,900	USD	1,823,610	12/18/2019	8,304	–
	GBP	256,500	USD	311,639	12/18/2019	–	(20,305)
	JPY	219,093,200	USD	2,053,963	12/18/2019	50,122	–
	NOK	315,200	USD	35,196	12/18/2019	980	–
	SEK	341,600	USD	35,686	12/18/2019	–	(14)
	USD	43,329	CAD	57,600	12/18/2019	41	–
	USD	177,822	EUR	160,900	12/18/2019	–	(361)
	USD	21,299	GBP	16,600	12/18/2019	184	–
	USD	203,923	JPY	22,220,200	12/18/2019	–	(696)
	USD	34,570	NOK	315,200	12/18/2019	–	(353)

						64,989	(21,766)

Morgan Stanley Capital Services Inc	CAD	2,120,000	USD	1,609,404	12/18/2019	13,155	–
	EUR	3,880,000	USD	4,327,449	12/18/2019	48,097	–
	INR	234,040,000	USD	3,285,879	12/18/2019	27,630	–
	JPY	519,300,000	USD	4,796,015	12/18/2019	46,464	–
	KRW	4,010,400,000	USD	3,427,909	12/18/2019	31,309	–
	USD	688,090	AUD	1,000,000	12/18/2019	–	(11,407)
	USD	1,605,874	CAD	2,120,000	12/18/2019	–	(9,625)
	USD	1,597,067	CHF	1,570,000	12/18/2019	–	(25,034)
	USD	1,452,054	CNH	10,290,000	12/18/2019	10,872	–

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	22,190,738	EUR	19,920,000	12/18/2019	$–	$(220,457)
	USD	2,485,254	GBP	1,990,000	12/18/2019	90,057	–
	USD	3,257,342	INR	234,040,000	12/18/2019	907	–
	USD	12,326,614	JPY	1,324,350,000	12/18/2019	–	(214,024)

						268,491	(480,547)

Net Unrealized Appreciation/(Depreciation)						$333,480	$(502,313)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Yuan Renminbi Offshore

EUR—Euro Currency

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals - Plastics	$59,203	$—	$529	$59,732
Television	85,942	—	14,283	100,225
Other Industries	95,029,798	—	—	95,029,798
Exchange-Traded Funds	11,968,817	—	—	11,968,817
Rights	125	—	0	125
Preferred Securities/Capital Securities	—	—	5	5
Asset Backed Securities	—	11,588,037	—	11,588,037
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	550	14	564
Other Industries	—	36,601	—	36,601
Foreign Corporate Bonds & Notes	—	3,111,667	—	3,111,667
Foreign Government Obligations	—	4,235,710	—	4,235,710
U.S. Government Treasuries	—	464,811	—	464,811
Short-Term Investment Securities:
Registered Investment Companies	6,718,084	—	—	6,718,084
U.S. Government Treasuries	—	1,208,375	—	1,208,375

Total Investments at Value	$113,861,969	$20,645,751	$14,831	$134,522,551

Other Financial Instruments:†

Futures Contracts	106,399	—	—	106,399
Forward Foreign Currency Contracts	—	333,480	—	333,480

Total Other Financial Instruments	$106,399	$333,480	$—	$439,879

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	397,890	—	—	397,890
Forward Foreign Currency Contracts	—	502,313	—	502,313

Total Other Financial Instruments	$397,890	$502,313	$—	$900,203

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

E-Commerce/Products	12.9%
Applications Software	10.7
Internet Content — Entertainment	7.9
Finance — Credit Card	7.0
Web Portals/ISP	6.3
Commercial Services — Finance	5.1
Aerospace/Defense	4.1
Medical — HMO	3.6
Data Processing/Management	3.6
Medical Products	3.3
Diagnostic Equipment	2.3
Medical — Biomedical/Gene	2.2
E-Commerce/Services	2.2
Internet Content — Information/News	2.1
Computers	2.0
Pharmacy Services	1.7
Enterprise Software/Service	1.6
Retail — Discount	1.5
Medical Instruments	1.5
Electronic Components — Semiconductors	1.4
Retail — Apparel/Shoe	1.4
Insurance Brokers	1.3
Finance — Investment Banker/Broker	1.2
Hotels/Motels	0.9
Transport — Rail	0.9
Finance — Other Services	0.8
Computer Software	0.8
Semiconductor Equipment	0.8
Machinery — General Industrial	0.7
Auto/Truck Parts & Equipment — Original	0.7
Airlines	0.6
Software Tools	0.5
Diversified Banking Institutions	0.5
Athletic Footwear	0.4
Industrial Gases	0.4
Commercial Services	0.4
Instruments — Controls	0.4
Aerospace/Defense — Equipment	0.4
Registered Investment Companies	0.3
Electric — Distribution	0.3
Oil Companies — Exploration & Production	0.3
Retail — Restaurants	0.3
Semiconductor Components — Integrated Circuits	0.3
Medical — Hospitals	0.3
Entertainment Software	0.3
Coatings/Paint	0.3
Cruise Lines	0.2
Diversified Financial Services	0.2
Insurance — Multi-line	0.2
Apparel Manufacturers	0.1
Auto — Cars/Light Trucks	0.1
Computer Aided Design	0.1
Retail — Major Department Stores	0.1
Medical — Drugs	0.1
Casino Hotels	0.1
Banks — Fiduciary	0.1
Electronic Measurement Instruments	0.1

99.9%

*	Calculated as a percentage of net assets

26

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 4.1%
Boeing Co.	77,917	$28,531,647
Northrop Grumman Corp.	16,230	5,709,227

		34,240,874

Aerospace/Defense - Equipment — 0.4%
L3Harris Technologies, Inc.	15,757	3,168,575

Airlines — 0.6%
United Airlines Holdings, Inc.†	51,914	4,817,619

Apparel Manufacturers — 0.1%
VF Corp.	12,861	1,138,713

Applications Software — 10.7%
Intuit, Inc.	61,061	15,808,082
Microsoft Corp.	272,972	41,322,502
salesforce.com, Inc.†	99,346	16,182,470
ServiceNow, Inc.†	58,426	16,536,895

		89,849,949

Athletic Footwear — 0.4%
NIKE, Inc., Class B	39,750	3,716,227

Auto - Cars/Light Trucks — 0.1%
Ferrari NV	6,388	1,074,909

Auto/Truck Parts & Equipment - Original — 0.7%
Aptiv PLC	61,187	5,744,236

Banks - Fiduciary — 0.1%
State Street Corp.	7,852	589,685

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A	287	53,399

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	7,134	862,144

Coatings/Paint — 0.3%
Sherwin-Williams Co.	3,850	2,245,050

Commercial Services — 0.4%
Cintas Corp.	3,390	871,434
CoStar Group, Inc.†	4,476	2,743,161

		3,614,595

Commercial Services - Finance — 5.1%
Automatic Data Processing, Inc.	7,000	1,195,460
Equifax, Inc.	10,300	1,438,292
FleetCor Technologies, Inc.†	15,138	4,646,155
Global Payments, Inc.	88,269	15,985,516
IHS Markit, Ltd.†	13,916	1,010,997
PayPal Holdings, Inc.†	127,997	13,824,956
S&P Global, Inc.	18,381	4,864,532

		42,965,908

Computer Aided Design — 0.1%
Synopsys, Inc.†	7,500	1,057,800

Computer Software — 0.8%
Splunk, Inc.†	45,635	6,809,655

Computers — 2.0%
Apple, Inc.	61,778	16,510,170

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.	16,501	1,980,450

Data Processing/Management — 3.6%
DocuSign, Inc.†	21,300	1,516,773
Fidelity National Information Services, Inc.	104,930	14,496,079
Fiserv, Inc.†	120,453	14,001,457

		30,014,309

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 2.3%
Danaher Corp.	65,542	$9,567,821
Thermo Fisher Scientific, Inc.	31,484	9,884,402

		19,452,223

Disposable Medical Products — 0.0%
Teleflex, Inc.	587	207,411

Diversified Banking Institutions — 0.5%
Citigroup, Inc.	2,991	224,684
Goldman Sachs Group, Inc.	2,730	604,286
JPMorgan Chase & Co.	1,099	144,804
Morgan Stanley	60,280	2,982,654

		3,956,428

Diversified Financial Services — 0.2%
ANT International Co., Ltd., Class C†(1)(2)	273,650	1,759,570

E-Commerce/Products — 12.9%
Alibaba Group Holding, Ltd. ADR†	173,637	34,727,400
Amazon.com, Inc.†	41,080	73,976,864

		108,704,264

E-Commerce/Services — 2.2%
Booking Holdings, Inc.†	6,308	12,010,621
IAC/InterActiveCorp†	19,645	4,374,942
Match Group, Inc.	15,325	1,080,106
Trip.com Group, Ltd .† ADR	39,020	1,297,025

		18,762,694

Electric - Distribution — 0.3%
Sempra Energy	17,847	2,628,328

Electric - Integrated — 0.0%
NextEra Energy, Inc.	260	60,793

Electronic Components - Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	18,900	739,935
Broadcom, Inc.	1,129	357,001
Marvell Technology Group, Ltd.	141,183	3,722,996
Microchip Technology, Inc.#	4,960	468,918
NVIDIA Corp.	23,117	5,010,378
Texas Instruments, Inc.	9,679	1,163,513
Xilinx, Inc.	670	62,163

		11,524,904

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,931	155,967
Fortive Corp.	4,165	300,588

		456,555

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	7,896	1,003,660
Paycom Software, Inc.†	8,148	2,255,448
Veeva Systems, Inc., Class A†	7,400	1,103,932
Workday, Inc., Class A†	53,075	9,506,794

		13,869,834

Entertainment Software — 0.3%
Electronic Arts, Inc.†	24,183	2,442,725

Finance - Credit Card — 7.0%
Mastercard, Inc., Class A	94,363	27,575,700
Visa, Inc., Class A	169,208	31,220,568

		58,796,268

Finance - Investment Banker/Broker — 1.2%
Charles Schwab Corp.	88,927	4,401,886
TD Ameritrade Holding Corp.	106,661	5,528,240

		9,930,126

27

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.8%
Intercontinental Exchange, Inc.	75,923	$7,149,669

Hotels/Motels — 0.9%
Hilton Worldwide Holdings, Inc.	40,618	4,264,890
Marriott International, Inc., Class A	23,784	3,338,322

		7,603,212

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,885	918,142
Linde PLC	13,460	2,775,587

		3,693,729

Instruments - Controls — 0.4%
Honeywell International, Inc.	17,949	3,204,794

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	27,384	2,959,389
Willis Towers Watson PLC	38,788	7,619,515

		10,578,904

Insurance - Multi-line — 0.2%
Chubb, Ltd.	9,115	1,380,740

Internet Content - Entertainment — 7.9%
Facebook, Inc., Class A†	268,102	54,060,087
Netflix, Inc.†	38,779	12,202,200

		66,262,287

Internet Content - Information/News — 2.1%
Spotify Technology SA†	6,443	918,450
Tencent Holdings, Ltd.	399,900	16,950,175

		17,868,625

Machinery - General Industrial — 0.7%
Roper Technologies, Inc.	17,037	6,139,624

Medical Instruments — 1.5%
Boston Scientific Corp.†	1,100	47,575
Intuitive Surgical, Inc.†	21,590	12,800,711

		12,848,286

Medical Products — 3.3%
Abbott Laboratories	9,226	788,362
Becton Dickinson and Co.	44,233	11,434,230
Stryker Corp.	74,182	15,196,925

		27,419,517

Medical - Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	28,221	3,215,501
Amgen, Inc.	671	157,497
Exact Sciences Corp.†#	6,645	538,312
Seattle Genetics, Inc.†	3,900	469,365
Vertex Pharmaceuticals, Inc.†	65,615	14,550,126

		18,930,801

Medical - Drugs — 0.1%
Zoetis, Inc.	7,300	879,796

Medical - HMO — 3.6%
Anthem, Inc.	28,872	8,334,192
Centene Corp.†	60,450	3,655,411
UnitedHealth Group, Inc.	54,847	15,350,030
WellCare Health Plans, Inc.†	9,360	3,014,575

		30,354,208

Medical - Hospitals — 0.3%
HCA Healthcare, Inc.	17,637	2,445,546

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 0.3%
Concho Resources, Inc.	10,975	$796,346
Pioneer Natural Resources Co.	14,067	1,798,325

		2,594,671

Pharmacy Services — 1.7%
Cigna Corp.	73,714	14,736,903

Real Estate Investment Trusts — 0.0%
American Tower Corp.	192	41,094

Retail - Apparel/Shoe — 1.4%
Lululemon Athletica, Inc.†	16,338	3,687,323
Ross Stores, Inc.	67,056	7,788,555

		11,475,878

Retail - Discount — 1.5%
Dollar General Corp.	65,689	10,336,821
Dollar Tree, Inc.†	29,933	2,737,672

		13,074,493

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	16,996	1,038,965

Retail - Restaurants — 0.3%
Restaurant Brands International, Inc.	26,799	1,758,819
Yum! Brands, Inc.	7,451	750,092

		2,508,911

Semiconductor Components - Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	21,347	1,209,734
QUALCOMM, Inc.	14,978	1,251,412

		2,461,146

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	51,987	3,010,047
KLA Corp.	13,928	2,282,242
Lam Research Corp.	5,600	1,494,248

		6,786,537

Software Tools — 0.5%
VMware, Inc., Class A	28,986	4,510,801

Tobacco — 0.0%
Philip Morris International, Inc.	45	3,732

Transport - Rail — 0.9%
Canadian Pacific Railway, Ltd.	8,625	2,054,820
Kansas City Southern	9,870	1,504,385
Norfolk Southern Corp.	7,567	1,464,215
Union Pacific Corp.	14,106	2,482,515

		7,505,935

Transport - Services — 0.0%
United Parcel Service, Inc., Class B	673	80,578

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	12,147	336,593

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	8,051	10,499,228
Alphabet, Inc., Class C†	32,635	42,587,370

		53,086,598

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	454	75,954

Total Long-Term Investment Securities
(cost $484,299,697)		840,084,917

28

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(3)	1,930	$1,930
T. Rowe Price Government Reserve Fund 1.65%(3)	2,691,906	2,691,906

Total Short-Term Investment Securities
(cost $2,693,836)		2,693,836

TOTAL INVESTMENTS
(cost $486,993,533)(4)	99.9%	842,778,753
Other assets less liabilities	0.1	502,056

NET ASSETS	100.0%	$843,280,809

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2019, the Fund had loaned securities with a total value of $1,007,230. This was secured by collateral of $1,036,537 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 04/09/2020	$2,267
United States Treasury Notes/Bonds	0.13% to 6.50%	03/31/2020 to 11/15/2048	1,034,270
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,759,570	$6.43	0.21%

(3)	The rate shown is the 7-day yield as of November 30, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—	$1,759,570	$1,759,570
Other Industries	838,325,347	—	—	838,325,347
Short-Term Investment Securities	2,693,836	—	—	2,693,836

Total Investments at Value	$841,019,183	$—	$1,759,570	$842,778,753

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

29

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.0%
Federal Home Loan Mtg. Corp.	12.6
United States Treasury Notes	10.5
Diversified Banking Institutions	5.6
United States Treasury Bonds	4.7
Diversified Financial Services	4.6
Government National Mtg. Assoc.	3.9
Registered Investment Companies	3.4
Banks — Commercial	2.7
Electric — Integrated	2.2
Telephone — Integrated	1.5
Oil Companies — Exploration & Production	1.4
Auto — Cars/Light Trucks	1.2
Banks — Super Regional	1.2
Oil Companies — Integrated	1.0
Medical — Drugs	0.9
Pipelines	0.8
Food — Misc./Diversified	0.8
Insurance — Life/Health	0.7
Real Estate Investment Trusts	0.7
Cable/Satellite TV	0.7
Machinery — Farming	0.7
Electric — Distribution	0.6
Medical — HMO	0.6
Medical Labs & Testing Services	0.6
Pharmacy Services	0.6
Brewery	0.5
Sovereign	0.5
Paper & Related Products	0.5
Chemicals — Specialty	0.5
Computer Services	0.4
Computers	0.4
Cellular Telecom	0.4
Retail — Restaurants	0.4
Savings & Loans/Thrifts	0.4
Finance — Consumer Loans	0.4
Chemicals — Diversified	0.3
Electric — Generation	0.3
Diversified Manufacturing Operations	0.3
Aerospace/Defense	0.3
Insurance — Property/Casualty	0.3
Gas — Distribution	0.3
Trucking/Leasing	0.3
Retail — Discount	0.3
Insurance — Mutual	0.3
Finance — Credit Card	0.3
Enterprise Software/Service	0.3
Transport — Rail	0.3
Machinery — Construction & Mining	0.2
Beverages — Non-alcoholic	0.2
Retail — Mail Order	0.2
Multimedia	0.2
Insurance Brokers	0.2
Banks — Special Purpose	0.2
Electronic Measurement Instruments	0.2
Broadcast Services/Program	0.2
Telecom Equipment — Fiber Optics	0.2
Building & Construction Products — Misc.	0.2
Transport — Equipment & Leasing	0.2
Sovereign Agency	0.1
Federal Home Loan Bank	0.1
Energy — Alternate Sources	0.1
Medical — Hospitals	0.1
Machinery — Electrical	0.1
Beverages — Wine/Spirits	0.1
Metal — Diversified	0.1
Television	0.1
Medical — Wholesale Drug Distribution	0.1
SupraNational Banks	0.1

Non-Ferrous Metals	0.1%
Electronic Components — Semiconductors	0.1
Retail — Regional Department Stores	0.1
Data Processing/Management	0.1
Diagnostic Equipment	0.1
Building Societies	0.1
Oil — Field Services	0.1
Auto/Truck Parts & Equipment — Original	0.1
Building Products — Cement	0.1
Investment Management/Advisor Services	0.1
Medical — Generic Drugs	0.1
Diversified Minerals	0.1
Food — Meat Products	0.1
Transport — Marine	0.1
Insurance — Multi-line	0.1
Petrochemicals	0.1
Tools — Hand Held	0.1
U.S. Government Treasuries	0.1
Building — Residential/Commercial	0.1
E-Commerce/Products	0.1
Auto — Heavy Duty Trucks	0.1
Food — Retail	0.1
Transport — Truck	0.1
Electronic Parts Distribution	0.1
Commercial Services — Finance	0.1
Aerospace/Defense — Equipment	0.1
Medical — Biomedical/Gene	0.1

100.1%

Credit Quality#†

Aaa	58.8%
Aa	3.0
A	11.6
Baa	21.2
Ba	2.0
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

30

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$127,054
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	99,738
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	266,109
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	80,000	84,017
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	424,977
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	192,801
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	543,741
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.77% (1 ML+1.00%) due 04/15/2034*(1)	100,000	100,084
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	200,000	197,579
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	200,123
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	230,981
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	255,178
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	222,948	231,294
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	125,000	133,819
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,792,712
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	130,000	133,345
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	124,591
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	312,613
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	200,381
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	75,392
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	222,745	222,665

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	$23,000	$23,366
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	460,427
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	200,000	202,088
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	703,335	708,245
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,534
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	388,322	388,656
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,954
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(2)	790,000	823,803
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.67% (1 ML+0.90%) due 12/15/2033*(1)	250,000	250,217
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	24,471	24,451
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	267,502
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	101,907
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	231,001
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,422
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	100,049

Total Asset Backed Securities
(cost $9,562,767)		9,697,816

U.S. CORPORATE BONDS & NOTES — 29.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	106,000	113,778

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	415,000	439,562
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	287,000	288,224

		727,786

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense - Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	$148,000	$149,870

Auto - Cars/Light Trucks — 1.2%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	214,000	217,102
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	256,206
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	261,000	261,472
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	321,000	317,311
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	209,000	210,067
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	297,000	305,597
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	389,000	397,221
Hyundai Capital America Company Guar. Notes 3.50% due 11/02/2026*	256,000	257,688
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	140,000	140,427
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	295,000	310,408
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	200,000	201,072

		2,874,571

Auto - Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	160,000	160,176

Auto/Truck Parts & Equipment - Original — 0.1%
Lear Corp. Senior Notes 5.25% due 05/15/2049	228,000	235,995

Banks - Commercial — 1.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	834,000	912,749
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	560,746
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	148,000	159,230
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	476,000	674,288
SunTrust Bank Senior Notes 3.20% due 04/01/2024	606,000	630,718

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
SunTrust Bank Senior Notes 3.50% due 08/02/2022	$208,000	$212,385
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	392,574

		3,542,690

Banks - Super Regional — 1.2%
Bank of America NA Senior Notes 3.34% due 01/25/2023	372,000	381,701
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	246,000	247,115
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	405,000	416,946
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	612,000	671,255
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	367,000	438,987
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	581,000	580,385

		2,736,389

Beverages - Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	341,000	372,104
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	213,000	207,991

		580,095

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	167,000	168,691
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	126,000	155,368

		324,059

Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	248,000	297,889
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	100,000	116,026
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	543,000	720,184

		1,134,099

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	219,000	252,818

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Fox Corp. Senior Notes 5.48% due 01/25/2039*	$165,000	$202,987

		455,805

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	402,000	381,166

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	227,000	235,504

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	166,000	172,329

Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	116,000	120,924
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	37,000	41,939
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	119,000	148,470
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	364,000	363,897
Comcast Corp. Senior Notes 2.65% due 02/01/2030	123,000	123,526
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	77,000	85,436
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	284,000	341,235
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	265,000	323,772

		1,549,199

Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	328,000	347,680

Chemicals - Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	303,000	310,041

Chemicals - Specialty — 0.4%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	268,000	270,514
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	324,000	342,445

Security Description	Principal Amount	Value (Note 2)

Chemicals - Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	$165,000	$234,066

		847,025

Commercial Services - Finance — 0.1%
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	152,000	152,789

Computer Services — 0.4%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	758,000	778,416
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	181,000	182,980

		961,396

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	197,000	194,758
Apple, Inc. Senior Notes 2.85% due 05/06/2021	220,000	223,378
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	202,000	261,176
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	215,000	258,103

		937,415

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	249,000	277,417

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	463,000	464,524
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	291,000	310,407
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	306,000	331,449
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	234,000	312,333
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	530,000	562,893
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	246,000	270,750
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	284,000	339,372
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	182,000	226,092

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	$126,000	$159,676
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	457,000	458,971
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	280,000	296,827
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	271,000	292,617
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	474,000	652,070
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	351,000	350,188
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	674,000	689,185
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	143,000	157,354
Morgan Stanley Senior Notes 3.63% due 01/20/2027	667,000	710,983
Morgan Stanley Senior Notes 5.50% due 07/24/2020	319,000	326,205

		6,911,896

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	265,000	267,924

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	198,000	209,383

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	129,000	160,444

Electric - Distribution — 0.4%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	705,000	723,498
Sempra Energy Senior Notes 3.40% due 02/01/2028	290,000	300,172

		1,023,670

Electric - Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	33,000	38,786
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	226,000	263,935

		302,721

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated — 2.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	$101,000	$115,448
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	130,000	132,351
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	269,000	272,537
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	277,000	369,869
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	288,000	346,129
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	79,000	73,942
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	411,000	478,379
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	176,000	179,672
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	120,000	123,990
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	490,000	576,165
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	538,000	753,892
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	163,000	163,000
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	163,000	162,674
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	258,000	280,229
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	179,000	174,941
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	259,000	284,956
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	183,000	215,146

		4,703,320

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	116,000	115,684

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	26,000	28,176
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	393,000	432,226

		460,402

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	$149,000	$154,016

Energy - Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	356,000	357,108

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	591,000	613,710

Finance - Consumer Loans — 0.4%
Synchrony Financial Senior Notes 2.85% due 07/25/2022	95,000	95,920
Synchrony Financial Senior Notes 4.25% due 08/15/2024	555,000	585,275
Synchrony Financial Senior Notes 4.50% due 07/23/2025	146,000	156,494

		837,689

Finance - Credit Card — 0.3%
American Express Co. Senior Notes 3.40% due 02/22/2024	186,000	194,065
American Express Co. Senior Notes 4.20% due 11/06/2025	144,000	158,215
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	303,000	302,565

		654,845

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	1,112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)†	112,000	11

		1,132

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	102,000	101,302
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	96,000	105,936

		207,238

Food - Misc./Diversified — 0.8%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048#	116,000	133,520
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	291,000	346,397

Security Description	Principal Amount	Value (Note 2)

Food - Misc./Diversified (continued)
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	$232,000	$290,373
General Mills, Inc. Senior Notes 4.55% due 04/17/2038#	117,000	136,059
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	114,000	135,828
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	182,000	191,085
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	117,000	121,003
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	161,000	165,560
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	319,546

		1,839,371

Food - Retail — 0.1%
Kroger Co. Senior Notes 3.88% due 10/15/2046	163,000	159,204

Gas - Distribution — 0.3%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	260,000	260,088
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	155,000	200,130
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	233,000	239,150

		699,368

Gold Mining — 0.0%
Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	97,000	95,996

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	140,000	142,335
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	162,000	160,050
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	152,000	179,509

		481,894

Insurance - Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	212,000	191,736
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051	230,000	239,158

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Unum Group Senior Notes 4.50% due 12/15/2049	$233,000	$221,009

		651,903

Insurance - Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	32,785

Insurance - Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	203,932
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	459,000	459,278

		663,210

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	251,000	258,004

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	226,000	230,765

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	182,000	185,228
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	123,000	125,618
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	264,000	276,743

		587,589

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023#	315,000	327,409

Machinery - Farming — 0.6%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	325,000	344,739
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	187,000	187,896
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	416,000	425,630
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	280,000	295,389
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	132,000	140,031

		1,393,685

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029	219,000	219,834

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	$297,000	$308,368
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	116,000	130,491
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	403,122
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	272,780

		1,334,595

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	116,000	137,113

Medical - Drugs — 0.6%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	199,000	207,446
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	255,000	267,976
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	267,000	282,705
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	158,000	182,539
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	178,000	216,093
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	199,000	207,914

		1,364,673

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	213,000	228,473

Medical - HMO — 0.6%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	145,000	151,804
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	883,000	892,599
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	162,000	171,683
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	159,000	171,410

		1,387,496

Medical - Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	173,000	193,300

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	$126,000	$141,796

		335,096

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	297,000	302,179

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	307,000	322,160

Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	489,000	505,115

Oil Companies - Exploration & Production — 1.3%
Apache Corp. Senior Notes 4.75% due 04/15/2043	238,000	221,285
Apache Corp. Senior Notes 5.10% due 09/01/2040	264,000	257,527
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	418,000	433,939
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	110,000	123,086
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	161,000	188,085
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	230,000	229,386
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	124,000	152,928
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	170,000	212,588
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	296,000	286,063
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	238,000	253,698
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	149,000	150,751
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	377,000	458,420

		2,967,756

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	661,000	685,929

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc. Senior Notes 3.60% due 12/01/2029	119,000	116,073

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services — 0.1%
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	$221,000	$236,465

Paper & Related Products — 0.5%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	423,000	486,192
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	340,000	356,727
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	217,000	223,427

		1,066,346

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	194,000	200,432

Pharmacy Services — 0.6%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	229,000	264,952
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	926,000	1,051,826

		1,316,778

Pipelines — 0.7%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	157,000	158,513
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	154,000	143,663
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	192,000	191,958
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	286,000	296,985
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	180,000	198,929
Energy Transfer Partners LP Senior Notes 6.13% due 12/15/2045	131,000	147,739
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	161,000	142,332
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	34,000	23,120
MPLX LP Senior Notes 5.50% due 02/15/2049	144,000	158,563
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	151,000	128,403

		1,590,205

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	$196,000	$209,487
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	332,000	348,535
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	208,000	258,317
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 3.45% due 11/15/2029	161,000	161,312
Duke Realty LP Senior Notes 2.88% due 11/15/2029	72,000	72,628
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	227,000	227,179
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	151,000	161,115
WEA Finance LLC Company Guar. Notes 2.88% due 01/15/2027*	162,000	161,253

		1,599,826

Retail - Discount — 0.3%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	345,000	351,958
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	299,000	315,176

		667,134

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	537,000	569,280

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	278,000	283,004

Retail - Restaurants — 0.4%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	387,000	401,745
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	37,000	37,725
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	387,000	448,615

		888,085

Savings & Loans/Thrifts — 0.4%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	369,000	404,760
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	446,000	475,252

		880,012

Security Description	Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	$102,000	$115,242

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	348,000	381,350

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	135,000	148,402
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	698,000	773,323
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	235,000	255,921
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	159,000	179,095
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	413,000	471,968
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	117,000	133,492
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	88,000	102,128
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	356,000	449,860

		2,514,189

Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	304,000	317,101

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	186,000	196,709

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.35% due 02/15/2024#	341,000	364,696

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	195,000	206,543

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	113,000	133,968
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	229,000	259,016

		392,984

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	148,000	158,896

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	$182,000	$181,964
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	312,000	330,470
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	156,000	166,724

		679,158

Total U.S. Corporate Bonds & Notes
(cost $64,344,139)		67,920,732

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Banks - Commercial — 1.2%
Bank of Montreal Senior Notes 2.05% due 11/01/2022	618,000	618,358
Credit Suisse AG Senior Notes 2.10% due 11/12/2021#	349,000	349,749
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	247,851
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	200,000	219,633
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	234,179
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	244,031
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	200,000	204,366
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	386,745
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	212,132

		2,717,044

Banks - Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	468,000	467,490

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	257,139

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	207,842
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	118,000	133,763
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	205,000	244,950

		586,555

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	$209,000	$204,956
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	289,275

		494,231

Chemicals - Specialty — 0.1%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	133,000	133,415

Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	255,000	258,509

Diversified Banking Institutions — 2.1%
Banco Santander SA Senior Notes 3.31% due 06/27/2029	200,000	206,223
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	424,000	458,060
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	184,711
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	340,000	345,427
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	741,000	772,613
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	535,631
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030	258,000	263,742
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	315,000	325,618
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	400,000	403,557
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	270,000	285,681
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	205,462
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	404,153
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	428,000	492,335

		4,883,213

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025#	675,000	697,707

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	$510,000	$536,087

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*#	207,000	215,384

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	477,985

Electric - Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	279,283

Electronic Components - Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	268,000	286,029

Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	225,000	231,957
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	252,000	262,801

		494,758

Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	433,000	462,799

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	94,000	98,039

Medical - Drugs — 0.3%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	286,000	290,902
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	468,000	483,991

		774,893

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.70% due 01/30/2050*	300,000	290,788

Oil Companies - Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	232,000	246,003

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	638,000	679,124
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	256,000	268,808

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petro-Canada Senior Notes 5.95% due 05/15/2035	$122,000	$156,317
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	199,000	213,380
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	246,000	262,560

		1,580,189

SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	276,000	297,368

Telephone - Integrated — 0.4%
British Telecommunications PLC Company Guar. Notes 3.25% due 11/08/2029*	243,000	240,607
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	190,000	233,107
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	402,614

		876,328

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	129,000	190,952

Total Foreign Corporate Bonds & Notes
(cost $16,736,539)		17,602,188

U.S. GOVERNMENT AGENCIES — 38.6%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	360,325

Federal Home Loan Mtg. Corp. — 12.6%
2.50% due 01/01/2028	171,440	174,143
2.50% due 04/01/2028	394,884	401,107
2.50% due 03/01/2031	549,403	555,987
2.50% due 10/01/2032	737,362	746,213
3.00% due 08/01/2027	121,572	125,102
3.00% due 10/01/2042	405,393	419,179
3.00% due 11/01/2042	533,328	549,158
3.00% due 04/01/2043	561,537	578,324
3.00% due 05/01/2043	743,211	768,491
3.00% due 08/01/2043	547,900	564,052
3.00% due 10/01/2045	364,868	373,870
3.00% due 08/01/2046	2,181,094	2,234,978
3.00% due 08/01/2049	1,192,866	1,210,200
3.50% due 01/01/2032	1,219,448	1,268,916
3.50% due 11/01/2041	475,141	499,889
3.50% due 03/01/2042	159,051	167,426
3.50% due 04/01/2042	925,176	973,887
3.50% due 06/01/2042	1,073,879	1,130,433
3.50% due 08/01/2042	211,951	224,025
3.50% due 03/01/2045	772,390	806,018
3.50% due 07/01/2045	955,180	998,930
3.50% due 08/01/2045	563,810	592,127
3.50% due 11/01/2045	365,774	381,583
3.50% due 12/01/2046	710,404	738,979
3.50% due 11/01/2047	5,553,059	5,750,659
4.00% due 09/01/2040	230,659	246,935

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.00% due 10/01/2045	$633,680	$670,368
4.00% due 12/01/2048	1,526,142	1,585,217
4.50% due 04/01/2044	126,370	135,722
4.50% due 03/01/2046	174,365	185,136
5.00% due 10/01/2033	328	361
5.00% due 06/01/2039	303,518	335,446
5.00% due 11/01/2043	382,116	422,052
5.50% due 02/01/2035	66,309	71,441
6.00% due 10/01/2033	90,321	100,513
6.00% due 03/01/2040	466	535
6.50% due 02/01/2035	1,731	1,928
6.75% due 09/15/2029	500,000	710,287
6.75% due 03/15/2031	250,000	367,261
Federal Home Loan Mtg. Corp. FRS
4.02% (6 ML+1.49%) due 02/01/2037	26,557	27,451
4.75% (12 ML+1.88%) due 11/01/2037	275,647	291,719
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	668,924	681,931
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	102,259
Series 3820, Class DA 4.00% due 11/15/2035(3)	15,045	15,037
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.03% (6.80%-1 ML) due 09/15/2039(3)(5)(6)	150,822	20,535
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.91% (1 ML+1.20%) due 08/25/2029(3)	182,129	182,371
Series 2015-DNA1, Class M2 3.56% (1 ML+1.85%) due 10/25/2027(3)	146,483	147,290
Series 2014-DN1, Class M2 3.91% (1 ML+2.20%) due 02/25/2024(3)	252,169	254,903
Series 2014-HQ2, Class M2 3.91% (1 ML+2.20%) due 09/25/2024(3)	325,084	329,022
Series 2016-HQA1, Class M2 4.46% (1 ML+2.75%) due 09/25/2028(3)	72,077	72,291
Series 2015-HQA2, Class M2 4.51% (1 ML+2.80%) due 05/25/2028(3)	9,182	9,228

		29,200,915

Federal National Mtg. Assoc. — 22.0%
2.50% due 04/01/2028	235,042	238,627
2.50% due 01/01/2032	598,018	604,891
3.00% due 10/01/2027	64,608	66,451
3.00% due 12/01/2027	628,662	646,653
3.00% due 01/01/2028	537,533	552,927
3.00% due 03/01/2030	1,360,848	1,408,773
3.00% due 10/01/2030	401,453	412,651
3.00% due 02/01/2033	256,382	263,230
3.00% due 07/01/2034	74,120	75,893
3.00% due 11/01/2039	1,195,378	1,223,817
3.00% due 03/01/2042	602,827	620,221
3.00% due 12/01/2042	556,205	571,690
3.00% due 02/01/2045	509,031	521,270
3.00% due 09/01/2046	85,604	87,672

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 01/01/2047	$444,664	$455,407
3.00% due 04/01/2048	1,000,000	1,019,999
3.50% due 08/01/2026	94,305	97,697
3.50% due 09/01/2026	30,359	31,608
3.50% due 08/01/2027	38,085	39,469
3.50% due 10/01/2028	320,477	335,101
3.50% due 03/01/2033	1,197,073	1,244,212
3.50% due 08/01/2033	731,386	758,407
3.50% due 12/01/2041	383,695	405,328
3.50% due 08/01/2042	1,155,858	1,211,982
3.50% due 07/01/2045	378,362	394,277
3.50% due 08/01/2045	430,543	449,954
3.50% due 09/01/2045	382,237	398,338
3.50% due 10/01/2045	605,775	637,643
3.50% due 11/01/2045	265,972	277,245
3.50% due 12/01/2045	2,109,162	2,197,521
3.50% due 02/01/2046	616,043	641,846
3.50% due 03/01/2046	331,009	343,860
3.50% due 07/01/2046	1,385,061	1,453,743
3.50% due 01/01/2047	2,200,775	2,287,759
3.50% due 04/01/2048	2,335,200	2,433,036
4.00% due 07/01/2040	103,074	110,327
4.00% due 10/01/2040	60,393	64,628
4.00% due 12/01/2040	779,831	829,007
4.00% due 10/01/2041	410,086	438,946
4.00% due 11/01/2041	400,485	428,432
4.00% due 01/01/2043	486,995	521,186
4.00% due 10/01/2044	2,011	2,135
4.00% due 02/01/2045	892,909	954,086
4.00% due 06/01/2046	261,311	275,568
4.00% due 01/01/2047	533,723	560,767
4.00% due 05/01/2047	728,048	763,818
4.00% due 06/01/2047	1,800,955	1,916,122
4.00% due 07/01/2047	1,729,525	1,805,898
4.00% due 08/01/2047	1,789,603	1,878,071
4.00% due 12/01/2048	1,036,920	1,076,354
4.00% due 03/01/2049	1,469,548	1,523,305
4.50% due 11/01/2022	19,267	19,901
4.50% due 10/01/2024	125,191	130,703
4.50% due 08/01/2045	1,824,486	2,001,928
4.50% due 06/01/2048	1,424,558	1,498,525
4.50% due 10/01/2048	1,058,988	1,115,996
4.50% due 11/01/2048	473,418	498,468
4.50% due 12/01/2048	2,944,061	3,091,646
5.00% due 10/01/2033	1,998	2,205
5.00% due 03/01/2034	36,166	39,916
5.00% due 05/01/2040	70,324	77,467
5.00% due 06/01/2040	44,474	49,062
5.00% due 02/01/2045	253,955	279,096
5.50% due 12/01/2029	49,062	52,930
5.50% due 04/01/2033	44,673	49,777
5.50% due 12/01/2033	37,160	41,822
5.50% due 07/01/2037	208,452	233,706
5.50% due 08/01/2037	159,667	179,454
5.50% due 06/01/2038	19,853	22,307
6.00% due 12/01/2020	64	64
6.00% due 12/01/2036	257,194	295,277
6.00% due 11/01/2038	72,545	83,336
6.00% due 06/01/2040	54,944	63,134
6.50% due 10/01/2037	16,476	18,413
Federal National Mtg. Assoc. FRS
3.79% (12 ML+1.83%) due 10/01/2040	122,001	127,785
3.85% (6 ML+1.54%) due 09/01/2035	250,183	259,151

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.07% (12 ML+1.82%) due 10/01/2040	$47,443	$50,006
4.28% (12 ML+1.57%) due 05/01/2037	44,038	46,028
4.29% (12 ML+1.77%) due 05/01/2040	243,276	256,638
4.50% (12 ML+1.67%) due 07/01/2039	188,361	197,091
4.59% (12 ML+1.91%) due 08/01/2035	144,546	152,651
4.59% (1 Yr USTYCR+2.22%) due 10/01/2035	224,361	237,105
4.69% (1 Yr USTYCR+2.26%) due 11/01/2036	81,183	85,738
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	251,595	260,207
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,194,241	1,231,485
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	782,628	807,057

		51,113,923

Government National Mtg. Assoc. — 3.9%
3.00% due 02/20/2045	434,998	453,328
3.00% due 05/20/2045	336,593	348,823
3.00% due 07/20/2045	56,511	58,409
3.00% due 11/20/2045	1,150,843	1,189,550
3.00% due 12/20/2045	535,828	553,838
3.00% due 09/20/2047	1,789,451	1,846,156
3.50% due 03/20/2045	286,317	299,388
3.50% due 04/20/2045	542,167	566,902
3.50% due 07/20/2045	120,118	125,610
3.50% due 03/20/2047	464,486	482,524
4.00% due 07/20/2045	168,772	179,130
4.00% due 05/20/2048	2,664,733	2,778,373
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	200,265

		9,082,296

Total U.S. Government Agencies
(cost $88,417,459)		89,757,459

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 4.7%
2.25% due 08/15/2049	171,000	172,630
2.75% due 11/15/2042	406,000	447,250
2.88% due 11/15/2046#	384,000	436,425
2.88% due 05/15/2049	454,000	519,724
3.00% due 11/15/2045	1,729,000	2,003,141
3.00% due 05/15/2047	1,441,000	1,677,696
3.13% due 11/15/2041	2,303,000	2,689,112
3.13% due 02/15/2042	392,000	457,951
3.88% due 08/15/2040	167,000	216,167
4.25% due 05/15/2039	256,000	345,400
4.38% due 11/15/2039	105,000	144,195
4.38% due 05/15/2040	192,000	264,525
4.75% due 02/15/2037	564,000	793,984
5.00% due 05/15/2037	153,000	221,575
5.25% due 11/15/2028	354,000	455,913

		10,845,688

United States Treasury Notes — 10.5%
1.63% due 08/15/2022	2,296,000	2,297,345
1.63% due 08/31/2022	1,921,000	1,922,051

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
1.63% due 02/15/2026	$4,839,000	$4,814,805
1.63% due 08/15/2029	1,040,000	1,024,563
1.75% due 07/31/2021	103,000	103,137
1.75% due 09/30/2022	5,137,000	5,157,668
2.00% due 02/15/2025	1,729,000	1,758,380
2.00% due 11/15/2026	384,000	390,930
2.25% due 04/30/2024	167,000	171,390
2.25% due 11/15/2024	596,000	613,158
2.25% due 08/15/2027	576,000	597,218
2.38% due 05/15/2029	500,000	525,547
2.50% due 02/28/2021	2,401,000	2,424,353
2.50% due 01/15/2022	2,401,000	2,444,518
2.63% due 02/15/2029	171,000	183,297

		24,428,360

Total U.S. Government Treasuries
(cost $33,733,129)		35,274,048

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.5%
Republic of Italy Senior Notes 2.88% due 10/17/2029	215,000	205,878
Republic of Italy Senior Notes 4.00% due 10/17/2049	400,000	388,973
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	249,888
United Mexican States Senior Bonds 4.75% due 03/08/2044	230,000	250,700

		1,095,439

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	394,090

Total Foreign Government Obligations
(cost $1,452,659)		1,489,529

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%# (cost $177,462)	7,100	181,334

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks - Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	87,000	108,502

Diversified Banking Institutions — 0.5%
Bank of Nova Scotia 4.65% due 10/12/2022(7)	461,000	462,152
HSBC Holdings PLC 6.00% due 05/22/2027(7)	351,000	371,183
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(7)	249,000	273,058

		1,106,393

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	183,000	188,566

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	$130,000	$140,208

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	8

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	240,000	259,896
Prudential Financial, Inc. 5.70% due 09/15/2048	169,000	193,397

		453,293

Insurance - Multi-line — 0.1%
Voya Financial, Inc. 4.70% due 01/23/2048	176,000	168,960

Pipelines — 0.1%
Enterprise Products Operating LLC 5.25% due 08/16/2077	129,000	129,645
TransCanada Trust 5.30% due 03/15/2077	129,000	131,820
TransCanada Trust 5.63% due 05/20/2075	99,000	103,402

		364,867

Total Preferred Securities/Capital Securities
(cost $2,384,103)		2,530,797

Total Long-Term Investment Securities
(cost $216,808,257)		224,453,903

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59(8)	7,593,421	7,593,421
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(8)(9)	495,605	495,605

		8,089,026

U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.39% due 04/23/2020	$192,000	190,809

Total Short-Term Investment Securities
(cost $8,279,231)		8,279,835

TOTAL INVESTMENTS
(cost $225,087,488)(10)	100.1%	232,733,738
Liabilities in excess of other assets	(0.1)	(223,225)

NET ASSETS	100.0%	$232,510,513

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $21,517,033 representing 9.3% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Securities classified as Level 3 (see Note 2).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2019.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of November 30, 2019.
(9)

At November 30, 2019, the Fund had loaned securities with a total value of $2,594,234. This was secured by collateral of $495,605, which was received in cash and subsequently invested in short-term investments currently valued at $495,605 as reported in the Portfolio of Investments. Additional collateral of $2,151,668 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	02/25/2023 to 11/15/2054	$218,664
Federal National Mtg. Assoc.	1.00% to 19.10%	08/25/2021 to 05/25/2059	158,930
Government National Mtg. Assoc.	1.50% to 24.90%	01/16/2034 to 05/16/2053	69,134
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	210,320
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2020 to 05/15/2048	1,494,620

(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$9,697,816	$—	$9,697,816
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	1,112	20	1,132
Other Industries	—	67,919,600	—	67,919,600
Foreign Corporate Bonds & Notes	—	17,602,188	—	17,602,188
U.S. Government Agencies	—	89,757,459	—	89,757,459
U.S. Government Treasuries	—	35,274,048	—	35,274,048
Foreign Government Obligations	—	1,489,529	—	1,489,529
Preferred Securities	181,334	—	—	181,334
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	2,530,789	—	2,530,789
Short-Term Investment Securities:
Registered Investment Companies	8,089,026	—	—	8,089,026
U.S. Government Treasuries	—	190,809	—	190,809

Total Investment at Value	$8,270,360	$224,463,350	$28	$232,733,738

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

44

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	7.0%
Retail — Discount	6.7
Diversified Banking Institutions	6.0
Computers	5.8
Web Portals/ISP	5.3
Medical — HMO	5.2
Medical — Drugs	4.3
Cable/Satellite TV	3.7
Oil Companies — Integrated	3.2
Telephone — Integrated	2.9
Banks — Super Regional	2.5
Networking Products	2.4
Medical Labs & Testing Services	2.3
Retail — Building Products	2.2
Tobacco	2.2
Oil Companies — Exploration & Production	2.1
Building — Residential/Commercial	2.1
Retail — Auto Parts	1.9
Computer Services	1.9
Agricultural Biotech	1.8
Semiconductor Components — Integrated Circuits	1.7
Commercial Services	1.7
Electric — Integrated	1.7
Finance — Auto Loans	1.5
Power Converter/Supply Equipment	1.5
Medical — Biomedical/Gene	1.5
Electronic Measurement Instruments	1.5
Airlines	1.4
Finance — Investment Banker/Broker	1.3
Cosmetics & Toiletries	1.3
Audio/Video Products	1.2
Distribution/Wholesale	1.2
Aerospace/Defense	1.2
E-Commerce/Products	1.2
Containers — Paper/Plastic	1.2
Medical Products	1.2
Transport — Rail	1.0
Financial Guarantee Insurance	1.0
E-Services/Consulting	1.0
Brewery	0.9
Broadcast Services/Program	0.8
Banks — Commercial	0.6
Finance — Consumer Loans	0.5
Repurchase Agreements	0.3
Chemicals — Diversified	0.1

100.0%

*	Calculated as a percentage of net assets

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Aerospace/Defense — 1.2%
BAE Systems PLC ADR	100,169	$2,983,033

Agricultural Biotech — 1.8%
Corteva, Inc.	167,570	4,360,171

Airlines — 1.4%
Delta Air Lines, Inc.	62,117	3,559,925

Applications Software — 7.0%
CDK Global, Inc.	46,778	2,504,962
Microsoft Corp.	98,361	14,889,888

		17,394,850

Audio/Video Products — 1.2%
Sony Corp. ADR	47,771	3,032,503

Banks - Commercial — 0.6%
Regions Financial Corp.	96,326	1,602,865

Banks - Super Regional — 2.5%
SunTrust Banks, Inc.	25,513	1,807,341
US Bancorp	72,194	4,333,806

		6,141,147

Brewery — 0.9%
Molson Coors Brewing Co., Class B	44,900	2,266,552

Broadcast Services/Program — 0.8%
Fox Corp., Class A	52,272	1,869,247

Building - Residential/Commercial — 2.1%
D.R. Horton, Inc.	92,045	5,094,691

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	150,959	6,664,840
DISH Network Corp., Class A†	74,203	2,535,516

		9,200,356

Chemicals - Diversified — 0.1%
DuPont de Nemours, Inc.	4,624	299,681

Commercial Services — 1.7%
Quanta Services, Inc.	100,890	4,201,060

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A	72,029	4,617,779

Computers — 5.8%
Apple, Inc.	53,735	14,360,679

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	25,918	2,900,224

Cosmetics & Toiletries — 1.3%
Unilever NV	54,478	3,244,165

Distribution/Wholesale — 1.2%
KAR Auction Services, Inc.#	141,701	2,992,725

Diversified Banking Institutions — 6.0%
Bank of America Corp.	203,911	6,794,315
JPMorgan Chase & Co.	60,629	7,988,477

		14,782,792

E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd. ADR†	14,746	2,949,200

E-Services/Consulting — 1.0%
CDW Corp.	17,487	2,361,619

Electric - Integrated — 1.7%
AES Corp.	221,657	4,191,534

Electronic Measurement Instruments — 1.5%
Fortive Corp.	50,528	3,646,606

Security Description	Shares	Value (Note 2)

Finance - Auto Loans — 1.5%
Ally Financial, Inc.	117,189	$3,731,298

Finance - Consumer Loans — 0.5%
SLM Corp.	149,115	1,271,951

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.	74,597	3,304,647

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	50,266	2,495,707

Medical Labs & Testing Services — 2.3%
Laboratory Corp. of America Holdings†	32,615	5,619,238

Medical Products — 1.2%
Baxter International, Inc.	35,255	2,889,852

Medical - Biomedical/Gene — 1.5%
Biogen, Inc.†	12,196	3,656,483

Medical - Drugs — 4.3%
Novartis AG ADR	24,682	2,278,148
Novo Nordisk A/S ADR	55,394	3,110,373
Pfizer, Inc.	138,059	5,318,033

		10,706,554

Medical - HMO — 5.2%
Humana, Inc.	14,997	5,117,426
UnitedHealth Group, Inc.	27,474	7,689,149

		12,806,575

Networking Products — 2.4%
Cisco Systems, Inc.	130,655	5,919,978

Oil Companies - Exploration & Production — 2.1%
ConocoPhillips	50,475	3,025,472
Marathon Oil Corp.	185,513	2,161,226

		5,186,698

Oil Companies - Integrated — 3.2%
BP PLC ADR	102,735	3,844,344
Chevron Corp.	34,095	3,993,547

		7,837,891

Power Converter/Supply Equipment — 1.5%
Hubbell, Inc.	25,335	3,724,752

Retail - Auto Parts — 1.9%
O’Reilly Automotive, Inc.†	10,894	4,818,198

Retail - Building Products — 2.2%
Lowe’s Cos., Inc.	46,875	5,498,906

Retail - Discount — 6.7%
Dollar General Corp.	35,901	5,649,381
Dollar Tree, Inc.†	48,578	4,442,944
Walmart, Inc.	54,005	6,431,456

		16,523,781

Semiconductor Components - Integrated Circuits — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	79,578	4,224,796

Telephone - Integrated — 2.9%
Verizon Communications, Inc.	118,566	7,142,416

Tobacco — 2.2%
Altria Group, Inc.	109,501	5,442,200

Transport - Rail — 1.0%
Norfolk Southern Corp.	13,104	2,535,624

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	4,966	6,476,111

46

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
Alphabet, Inc., Class C†	5,165	$6,740,118

		13,216,229

Total Long-Term Investment Securities
(cost $187,731,303)		246,607,178

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $94,270)	94,270	94,270

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount $634,013 collateralized by $655,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $650,461 (cost $634,000)	$634,000	634,000

TOTAL INVESTMENTS
(cost $188,459,573)(3)	100.0%	247,335,448
Other assets less liabilities	0.0	83,636

NET ASSETS	100.0%	$247,419,084

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The rate shown is the 7-day yield as of November 30, 2019.
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $2,992,725. This was secured by collateral of $94,270 which was received in cash and subsequently invested in short-term investments currently valued at $94,270 as reported in the Portfolio of Investments. Additional collateral of $3,002,567 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$91,731
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	2,910,836

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$246,607,178	$—	$—	$246,607,178
Short-Term Investment Securities:
Registered Investment Companies	94,270	—	—	94,270
Repurchase Agreements	—	634,000	—	634,000

Total Investments at Value	$246,701,448	$634,000	$—	$247,335,448

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

47

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	8.8%
Medical — Drugs	7.3
Oil Companies — Integrated	3.9
Tobacco	3.7
Telephone — Integrated	3.6
Food — Misc./Diversified	2.8
Diversified Manufacturing Operations	2.6
Apparel Manufacturers	2.5
Medical — HMO	2.5
Advertising Agencies	2.3
Banks — Super Regional	2.3
Retail — Apparel/Shoe	2.2
Computer Services	2.2
Medical Instruments	1.9
Insurance — Multi-line	1.8
Aerospace/Defense	1.8
Pipelines	1.8
Chemicals — Diversified	1.7
Networking Products	1.6
Medical — Wholesale Drug Distribution	1.5
Electric — Integrated	1.5
Insurance Brokers	1.5
Steel — Producers	1.4
Computers — Memory Devices	1.3
Machinery — Construction & Mining	1.3
Medical Products	1.3
Computers	1.2
Resorts/Theme Parks	1.2
Electronic Components — Semiconductors	1.1
Medical — Biomedical/Gene	1.1
Retail — Regional Department Stores	1.1
Cable/Satellite TV	1.1
Commercial Services — Finance	1.1
Multimedia	1.0
Oil Refining & Marketing	1.0
Applications Software	1.0
Retail — Discount	1.0
Insurance — Life/Health	0.9
Pharmacy Services	0.9
Audio/Video Products	0.9
Repurchase Agreements	0.8
Oil Companies — Exploration & Production	0.7
Cosmetics & Toiletries	0.7
Auto — Cars/Light Trucks	0.7
Finance — Investment Banker/Broker	0.7
Banks — Fiduciary	0.7
Transport — Services	0.6
Wireless Equipment	0.6
Retail — Building Products	0.6
Insurance — Property/Casualty	0.6
Broadcast Services/Program	0.6
Enterprise Software/Service	0.6
Oil — Field Services	0.5
Home Decoration Products	0.5
Beverages — Wine/Spirits	0.5
Water Treatment Systems	0.5
Distribution/Wholesale	0.4
Investment Management/Advisor Services	0.4
Semiconductor Components — Integrated Circuits	0.4
Agricultural Biotech	0.3
Beverages — Non-alcoholic	0.3
Transport — Rail	0.3
Soap & Cleaning Preparation	0.2
Medical Labs & Testing Services	0.2
Building Products — Cement	0.2
Building Products — Air & Heating	0.1
Registered Investment Companies	0.1
Toys	0.1

Paper & Related Products	0.1
Building Products — Wood	0.1
Telecom Services	0.1

94.9%

*	Calculated as a percentage of net assets

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Advertising Agencies — 2.3%
Interpublic Group of Cos., Inc.	551,082	$12,344,237
Omnicom Group, Inc.	144,198	11,460,857

		23,805,094

Aerospace/Defense — 1.8%
BAE Systems PLC	1,246,515	9,244,240
Lockheed Martin Corp.	10,888	4,257,535
Northrop Grumman Corp.	9,184	3,230,656
Raytheon Co.	7,870	1,711,095

		18,443,526

Agricultural Biotech — 0.3%
Corteva, Inc.	118,345	3,079,337

Apparel Manufacturers — 2.5%
Hanesbrands, Inc.	804,591	12,125,187
Tapestry, Inc.	514,661	13,839,234

		25,964,421

Applications Software — 1.0%
Microsoft Corp.	67,521	10,221,329

Audio/Video Products — 0.9%
Sony Corp.#	139,600	8,805,431

Auto - Cars/Light Trucks — 0.7%
General Motors Co.	196,026	7,056,936

Banks - Fiduciary — 0.7%
State Street Corp.	88,530	6,648,603

Banks - Super Regional — 2.3%
Wells Fargo & Co.	428,219	23,320,807

Beverages - Non-alcoholic — 0.3%
PepsiCo, Inc.	22,241	3,020,995

Beverages - Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	26,030	4,843,142

Broadcast Services/Program — 0.6%
Fox Corp., Class A	168,110	6,011,614

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC	33,689	1,442,900

Building Products - Cement — 0.2%
CRH PLC	53,270	2,032,454

Building Products - Wood — 0.1%
Masco Corp.	15,080	701,974

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	259,749	11,467,918

Chemicals - Diversified — 1.7%
DuPont de Nemours, Inc.	56,288	3,648,025
LyondellBasell Industries NV, Class A	146,246	13,533,605

		17,181,630

Commercial Services - Finance — 1.1%
H&R Block, Inc.#	454,387	11,077,955

Computer Services — 2.2%
Cognizant Technology Solutions Corp., Class A	177,971	11,409,721
International Business Machines Corp.	81,276	10,927,558

		22,337,279

Computers — 1.2%
HP, Inc.	602,949	12,107,216

Computers - Memory Devices — 1.3%
NetApp, Inc.	226,076	13,697,945

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.7%
Unilever NV	124,469	$7,412,129

Distribution/Wholesale — 0.4%
Ferguson PLC	49,994	4,346,427

Diversified Banking Institutions — 8.8%
Bank of America Corp.	566,614	18,879,578
Citigroup, Inc.	290,757	21,841,666
Goldman Sachs Group, Inc.	1,758	389,133
JPMorgan Chase & Co.	295,214	38,897,397
Morgan Stanley	206,798	10,232,365

		90,240,139

Diversified Manufacturing Operations — 2.6%
3M Co.	69,145	11,738,747
General Electric Co.	604,934	6,817,606
Siemens AG	59,397	7,664,061

		26,220,414

Electric - Integrated — 1.5%
FirstEnergy Corp.	206,940	9,868,968
NextEra Energy, Inc.	16,739	3,913,913
Public Service Enterprise Group, Inc.	32,403	1,921,822

		15,704,703

Electronic Components - Semiconductors — 1.1%
Marvell Technology Group, Ltd.	57,602	1,518,965
Samsung Electronics Co., Ltd. GDR	9,596	10,248,528

		11,767,493

Enterprise Software/Service — 0.6%
Constellation Software, Inc.	2,587	2,765,615
Oracle Corp.	52,201	2,930,564

		5,696,179

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	138,496	6,855,552

Food - Misc./Diversified — 2.8%
Conagra Brands, Inc.	134,847	3,893,033
Kellogg Co.	62,622	4,077,945
Kraft Heinz Co.	422,583	12,888,781
Nestle SA	73,436	7,631,469

		28,491,228

Home Decoration Products — 0.5%
Newell Brands, Inc.	257,907	4,956,973

Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	74,334	6,933,132
Marsh & McLennan Cos., Inc.	5,638	609,299
Willis Towers Watson PLC	40,884	8,031,253

		15,573,684

Insurance - Life/Health — 0.9%
AXA Equitable Holdings, Inc.	232,572	5,753,832
Prudential Financial, Inc.	40,202	3,763,711

		9,517,543

Insurance - Multi-line — 1.8%
Hartford Financial Services Group, Inc.	60,853	3,764,367
MetLife, Inc.	299,561	14,951,089

		18,715,456

Insurance - Property/Casualty — 0.6%
Travelers Cos., Inc.	44,179	6,040,153

Investment Management/Advisor Services — 0.4%
Raymond James Financial, Inc.	45,320	4,070,642

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.	92,744	$13,422,839

Medical Instruments — 1.9%
Alcon, Inc.†	66,555	3,674,501
Medtronic PLC	144,258	16,068,899

		19,743,400

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	20,984	2,235,845

Medical Products — 1.3%
Koninklijke Philips NV	288,031	13,373,611

Medical - Biomedical/Gene — 1.1%
Gilead Sciences, Inc.	174,945	11,763,302

Medical - Drugs — 7.3%
AstraZeneca PLC	99,538	9,601,240
Bayer AG	95,036	7,192,971
Bristol-Myers Squibb Co.	320,081	18,225,412
Johnson & Johnson	85,664	11,777,943
Novo Nordisk A/S ADR	30,609	1,718,695
Pfizer, Inc.	578,047	22,266,370
Sanofi	45,290	4,216,711

		74,999,342

Medical - HMO — 2.5%
Anthem, Inc.	42,409	12,241,782
Humana, Inc.	29,327	10,007,252
UnitedHealth Group, Inc.	12,474	3,491,099

		25,740,133

Medical - Wholesale Drug Distribution — 1.5%
Cardinal Health, Inc.	250,543	13,787,381
McKesson Corp.	13,526	1,956,401

		15,743,782

Multimedia — 1.0%
Viacom, Inc., Class B	445,658	10,726,988

Networking Products — 1.6%
Cisco Systems, Inc.	363,209	16,457,000

Oil Companies - Exploration & Production — 0.7%
ConocoPhillips	66,540	3,988,408
Marathon Oil Corp.	312,587	3,641,638

		7,630,046

Oil Companies - Integrated — 3.9%
BP PLC	2,045,833	12,705,985
Chevron Corp.	93,619	10,965,594
Equinor ASA	120,299	2,217,048
Exxon Mobil Corp.	158,842	10,821,905
TOTAL SA ADR	68,440	3,595,838

		40,306,370

Oil Refining & Marketing — 1.0%
Marathon Petroleum Corp.	172,106	10,436,508

Oil - Field Services — 0.5%
Baker Hughes a GE Co., LLC	241,655	5,417,905

Paper & Related Products — 0.1%
International Paper Co.	22,672	1,050,620

Pharmacy Services — 0.9%
CVS Health Corp.	125,512	9,447,288

Pipelines — 1.8%
Enterprise Products Partners LP	316,162	8,321,384

Security Description	Shares	Value (Note 2)

Pipelines (continued)
Williams Cos., Inc.	427,789	$9,719,366

		18,040,750

Resort/Theme Parks — 1.2%
Six Flags Entertainment Corp.	278,333	12,101,919

Retail - Apparel/Shoe — 2.2%
Foot Locker, Inc.	288,722	11,563,316
Gap, Inc.	688,464	11,435,387

		22,998,703

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	51,572	6,049,911

Retail - Discount — 1.0%
Dollar General Corp.	63,334	9,966,238

Retail - Regional Department Stores — 1.1%
Macy’s, Inc.#	748,819	11,471,907

Semiconductor Components - Integrated Circuits — 0.4%
NXP Semiconductors NV	24,240	2,801,659
QUALCOMM, Inc.	10,733	896,742

		3,698,401

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA (Preference Shares)	21,730	2,295,362

Steel - Producers — 1.4%
Steel Dynamics, Inc.	410,923	13,860,433

Telecom Services — 0.1%
BCE, Inc.	13,974	671,730

Telephone - Integrated — 3.6%
Verizon Communications, Inc.	619,478	37,317,355

Tobacco — 3.7%
Altria Group, Inc.	485,219	24,115,384
Imperial Brands PLC	50,728	1,117,453
Philip Morris International, Inc.	156,061	12,942,139

		38,174,976

Toys — 0.1%
Mattel, Inc.#†	95,882	1,121,819

Transport - Rail — 0.3%
Union Pacific Corp.	16,320	2,872,157

Transport - Services — 0.6%
FedEx Corp.	39,074	6,253,794

Water Treatment Systems — 0.5%
Pentair PLC	106,771	4,735,294

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	37,240	6,230,252

Total Long-Term Investment Securities
(cost $892,132,017)		965,233,201

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $1,158,679)	1,158,679	1,158,679

50

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $8,466,176 collateralized by $8,430,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $8,635,532 (cost $8,466,000)	$8,466,000	$8,466,000

TOTAL INVESTMENTS
(cost $901,756,696)(3)	94.9%	974,857,880
Other assets less liabilities	5.1	52,411,275

NET ASSETS	100.0%	$1,027,269,155

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $30,584,197. This was secured by collateral of $1,158,679, which was received in cash and subsequently invested in short-term investments currently valued at $1,158,679 as reported in the Portfolio of Investments. Additional collateral of $30,581,855 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 05/21/2020	$46,420
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	30,535,435

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$965,233,201	$—	$—	$965,233,201
Short-Term Investment Securities	1,158,679	—	—	1,158,679
Repurchase Agreements	—	8,466,000	—	8,466,000

Total Investments at Value	$966,391,880	$8,466,000	$—	$974,857,880

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.3%
Domestic Fixed Income Investment Companies	18.6
United States Treasury Notes	14.3
International Equity Investment Companies	10.2
Registered Investment Companies	3.6
United States Treasury Bonds	0.4
International Fixed Income Investment Companies	0.4
Options — Purchased	0.6

100.4%

*	Calculated as a percentage of net assets

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.5%(1)@
Domestic Equity Investment Companies — 52.3%
VALIC Co. I Blue Chip Growth Fund	308,428	$6,612,697
VALIC Co. I Dividend Value Fund	615,129	7,578,390
VALIC Co. I Growth & Income Fund	158,520	3,710,955
VALIC Co. I Growth Fund	410,495	7,643,412
VALIC Co. I Large Cap Core Fund	596,103	7,522,819
VALIC Co. I Large Capital Growth Fund	368,551	6,718,689
VALIC Co. I Mid Cap Index Fund	141,519	3,720,542
VALIC Co. I Stock Index Fund	561,576	25,366,402
VALIC Co. I Systematic Value Fund	483,841	7,620,496
VALIC Co. I Value Fund	427,374	8,453,457
VALIC Co. II Capital Appreciation Fund	393,229	6,220,876
VALIC Co. II Large Cap Value Fund	150,096	3,260,087
VALIC Co. II Mid Cap Growth Fund	223,619	2,441,920
VALIC Co. II Mid Cap Value Fund	133,404	2,481,317
VALIC Co. II Small Cap Growth Fund	167,133	3,105,337
VALIC Co. II Small Cap Value Fund	252,217	2,978,687

Total Domestic Equity Investment Companies
(cost $89,159,880)		105,436,083

Domestic Fixed Income Investment Companies — 18.6%
VALIC Co. I Capital Conservation Fund	1,197,439	12,321,645
VALIC Co. I Government Securities Fund	657,607	7,148,186
VALIC Co. I Inflation Protected Fund	270,198	3,072,151
VALIC Co. II Core Bond Fund	934,367	10,782,593
VALIC Co. II High Yield Bond Fund	202,790	1,575,676
VALIC Co. II Strategic Bond Fund	237,810	2,701,526

Total Domestic Fixed Income Investment Companies
(cost $36,113,526)		37,601,777

International Equity Investment Companies — 10.2%
VALIC Co. I Emerging Economies Fund	160,236	1,325,155
VALIC Co. I Global Real Estate Fund	188,533	1,615,725
VALIC Co. I International Equities Index Fund	760,168	5,602,441
VALIC Co. I International Growth Fund	460,484	5,843,543
VALIC Co. I International Value Fund	591,526	5,743,719
VALIC Co. II International Opportunities Fund	26,090	516,057

Total International Equity Investment Companies
(cost $18,838,274)		20,646,640

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $723,593)	62,137	757,445

Total Affiliated Registered Investment Companies
(cost $144,835,273)		164,441,945

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 14.8%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$316,000	$419,021
6.38% due 08/15/2027	278,000	370,848

		789,869

United States Treasury Notes — 14.3%
1.63% due 08/15/2029	4,309,000	4,245,038
2.25% due 02/15/2027	337,100	348,991
2.25% due 08/15/2027#	2,709,500	2,809,307
2.25% due 11/15/2027#	2,706,700	2,808,413
2.38% due 05/15/2027	3,394,000	3,546,863
2.38% due 05/15/2029	2,956,000	3,107,033
2.63% due 02/15/2029	890,200	954,218
2.75% due 02/15/2028	2,396,100	2,579,177
2.88% due 05/15/2028	2,390,600	2,600,524
2.88% due 08/15/2028	2,891,400	3,149,932
3.13% due 11/15/2028	2,534,100	2,817,701

		28,967,197

Total U.S. Government Treasuries
(cost $28,235,415)		29,757,066

OPTIONS PURCHASED — 0.6%
Over the Counter Purchased Put Options(2)
(cost $2,090,075)	46,000	1,242,600

Total Long-Term Investment Securities
(cost $175,160,763)		195,441,611

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AB Government Money Market Portfolio, Class AB 1.70%(3) (cost $7,199,507)	7,199,507	7,199,507

TOTAL INVESTMENTS
(cost $182,360,270)(4)	100.4%	202,641,118
Liabilities in excess of other assets	(0.4)	(906,447)

NET ASSETS	100.0%	$201,734,671

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	March 2020	$2,700	2,000	$6,281,960	$122,810	$41,023	$(81,787)
S&P 500 Index	Goldman Sachs International	March 2020	2,700	9,000	28,268,820	521,117	184,604	(336,513)
S&P 500 Index	Citibank, N.A.	April 2020	2,775	9,000	28,268,820	381,718	330,704	(51,014)
S&P 500 Index	UBS AG	April 2020	2,775	8,000	25,127,840	335,520	293,959	(41,561)
S&P 500 Index	Citibank, N.A.	June 2020	2,475	6,000	18,845,880	258,763	130,770	(127,993)
S&P 500 Index	JPMorgan Chase Bank, N.A.	June 2020	2,475	1,000	3,140,980	40,050	21,795	(18,255)
S&P 500 Index	UBS AG	June 2020	2,475	11,000	34,550,780	430,097	239,745	(190,352)

				46,000	$144,485,080	$2,090,075	$1,242,600	$(847,475)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

53

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(3)	The rate shown is the 7-day yield as of November 30, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
200	Long	S&P 500 E-Mini Index	December 2019	$30,135,421	$31,437,000	$1,301,579

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$164,441,945	$—	$—	$164,441,945
U.S. Government Treasuries	—	29,757,066	—	29,757,066
Options Purchased	—	1,242,600	—	1,242,600
Short-Term Investment Securities	7,199,507	—	—	7,199,507

Total Investments at Value	$171,641,452	$30,999,666	$—	$202,641,118

Other Financial Instruments:†

Futures Contracts	$1,301,579	$—	$—	$1,301,579

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

54

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	17.3%
E-Commerce/Products	6.8
Semiconductor Components — Integrated Circuits	6.7
Internet Content — Information/News	6.0
Electronic Components — Semiconductors	5.5
Oil Companies — Integrated	4.4
Real Estate Operations & Development	3.2
Diversified Financial Services	3.2
Auto — Cars/Light Trucks	2.4
Insurance — Multi-line	2.1
Finance — Mortgage Loan/Banker	2.0
Tobacco	1.8
Electric — Generation	1.7
Building Products — Cement	1.5
Circuit Boards	1.4
Steel — Producers	1.4
Metal — Iron	1.4
Food — Retail	1.3
Insurance — Life/Health	1.3
Entertainment Software	1.3
Retail — Restaurants	1.3
Oil Refining & Marketing	1.3
Retail — Apparel/Shoe	1.3
Retail — Hypermarkets	1.2
Auto/Truck Parts & Equipment — Original	1.2
Insurance — Reinsurance	1.1
Appliances	1.0
Electronic Components — Misc.	1.0
Schools	0.9
Electric — Integrated	0.8
Oil Companies — Exploration & Production	0.7
Metal Processors & Fabrication	0.7
Metal — Diversified	0.7
Cosmetics & Toiletries	0.7
Water	0.6
Diversified Banking Institutions	0.6
Diamonds/Precious Stones	0.6
Coal	0.6
Banks — Special Purpose	0.5
Semiconductor Equipment	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Transport — Truck	0.5
Machinery — Construction & Mining	0.5
Building & Construction — Misc.	0.4
Power Converter/Supply Equipment	0.4
Airport Development/Maintenance	0.4
Petrochemicals	0.4
Finance — Consumer Loans	0.3
Finance — Leasing Companies	0.3
Consulting Services	0.3
Retail — Discount	0.3
Athletic Footwear	0.3
Diversified Operations	0.3
Transport — Rail	0.3
Insurance — Property/Casualty	0.3
Telecommunication Equipment	0.3
Computer Services	0.3
Real Estate Investment Trusts	0.3
Engineering/R&D Services	0.3
Gas — Distribution	0.3
Computers	0.3
Paper & Related Products	0.3
Gold Mining	0.3
Transport — Services	0.3
Advertising Agencies	0.3
Medical — Drugs	0.3
Banks — Regional	0.2
Building & Construction Products — Misc.	0.2
E-Commerce/Services	0.2

Publishing — Books	0.1
Public Thoroughfares	0.1
Registered Investment Companies	0.1
Building — Heavy Construction	0.1

99.8%

Country Allocation*

Cayman Islands	18.2%
China	17.4
South Korea	16.2
Taiwan	12.5
Russia	7.2
Brazil	7.0
India	4.7
Mexico	3.4
Hungary	1.9
Turkey	1.9
South Africa	1.8
United States	1.4
Poland	1.3
Hong Kong	1.0
Netherlands	1.0
Thailand	1.0
Indonesia	0.9
Bermuda	0.6
Chile	0.3
Argentina	0.1

99.8%

*	Calculated as a percentage of net assets

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Argentina — 0.1%
Banco Macro SA ADR	38,994	$1,007,995

Bermuda — 0.6%
Kunlun Energy Co., Ltd.	3,358,000	2,844,072
Nine Dragons Paper Holdings, Ltd.	2,190,000	2,229,713

		5,073,785

Brazil — 7.0%
Banco do Brasil SA	848,397	9,569,862
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	364,965	1,733,336
Cia de Saneamento Basico do Estado de Sao Paulo	370,881	5,022,666
Cia Paranaense de Energia, Class B (Preference Shares)	179,738	2,682,182
Cyrela Brazil Realty SA Empreendimentos e Participacoes	379,350	2,402,207
EDP - Energias do Brasil SA	796,775	3,739,024
IRB Brasil Resseguros S/A	966,498	8,466,691
Qualicorp Consultoria e Corretora de Seguros SA	302,810	2,629,092
Smiles Fidelidade SA	191,970	1,574,349
Vale SA ADR†	922,560	10,849,306
YDUQS Part†	730,898	7,313,291

		55,982,006

Cayman Islands — 18.2%
Alibaba Group Holding, Ltd. ADR†	255,528	51,105,600
ANTA Sports Products, Ltd.	801,000	7,531,071
Chailease Holding Co., Ltd.	591,170	2,644,817
China Lesso Group Holdings, Ltd.	1,646,000	1,724,210
China Resources Cement Holdings, Ltd.	3,612,000	4,323,483
Chlitina Holding, Ltd.	161,000	1,261,172
Country Garden Holdings Co., Ltd.	6,401,000	8,912,935
Geely Automobile Holdings, Ltd.	2,872,000	5,371,207
NetEase, Inc. ADR	33,768	10,647,726
Silicon Motion Technology Corp. ADR	55,900	2,476,370
Tencent Holdings, Ltd.	1,030,000	43,657,616
Vipshop Holdings, Ltd. ADR†	246,700	3,152,826
Zhen Ding Technology Holding, Ltd.	596,000	2,627,358

		145,436,391

Chile — 0.3%
Banco Santander Chile ADR	99,160	2,141,856

China — 17.4%
Anhui Conch Cement Co., Ltd.	1,314,500	8,404,485
Anhui Expressway Co., Ltd., Class A	761,700	621,154
China Construction Bank Corp.	22,782,000	18,131,190
China Life Insurance Co., Ltd.	4,282,000	10,819,803
China Merchants Bank Co., Ltd.	2,379,500	11,246,926
China Petroleum & Chemical Corp.	13,814,000	7,746,943
China Vanke Co., Ltd.	2,409,100	9,017,141
China Yangtze Power Co., Ltd.	958,157	2,472,267
Chinese Universe Publishing and Media Group Co., Ltd., Class A	647,886	1,100,941
Daqin Railway Co., Ltd., Class A	2,173,400	2,452,866
Dongfeng Motor Group Co., Ltd.	2,248,000	2,159,537
GD Power Development Co., Ltd. Class A	1,982,600	637,683
Greendland Holdings Corp., Ltd., Class A	2,351,600	2,192,127
Hangzhou Robam Appliances Co., Ltd.	930,118	3,931,474
HLA Corp., Ltd., Class A	2,210,119	2,415,671
Industrial & Commercial Bank of China, Ltd.	20,705,000	14,758,963
Industrial Bank Co., Ltd., Class A	869,231	2,336,835
Midea Group Co., Ltd.	525,799	4,063,316
Ping An Bank Co., Ltd., Class A	1,245,300	2,709,832
Ping An Insurance Group Co. of China, Ltd.	1,486,500	16,843,601
Sany Heavy Industry Co., Ltd., Class A	798,112	1,644,725
SDIC Power Holdings Co., Ltd., Class A Class A	1,930,170	2,299,228

Security Description	Shares	Value (Note 2)

China (continued)
Shanghai Tunnel Engineering Co., Ltd., Class A	689,900	$577,330
Weichai Power Co., Ltd.	2,322,881	3,970,356
Xiamen C & D, Inc., Class A	1,879,298	2,139,669
Yanzhou Coal Mining Co., Ltd.	2,344,000	2,072,097
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	397,200	2,087,976

		138,854,136

Hong Kong — 1.0%
Beijing Enterprises Holdings, Ltd.	515,500	2,278,511
China Overseas Land & Investment, Ltd.	1,126,000	3,775,845
Lenovo Group, Ltd.	3,384,000	2,234,947

		8,289,303

Hungary — 1.9%
MOL Hungarian Oil & Gas PLC	406,281	3,927,264
OTP Bank PLC	237,462	11,179,693

		15,106,957

India — 4.7%
Bharat Petroleum Corp., Ltd.	686,784	4,883,478
Graphite India, Ltd.	164,035	740,515
HDFC Bank, Ltd. ADR	101,836	6,288,373
HEG, Ltd.	24,355	381,617
Housing Development Finance Corp., Ltd.	503,215	16,105,686
ITC, Ltd.	1,715,557	5,881,739
Oil & Natural Gas Corp., Ltd.	1,917,674	3,511,225

		37,792,633

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	25,239,900	7,318,766

Mexico — 3.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,783,650	2,257,554
Fibra Uno Administracion SA de CV	1,547,875	2,365,210
Grupo Aeroportuario del Centro Norte SAB de CV	425,142	2,826,381
Grupo Financiero Banorte SAB de CV, Class O	1,835,950	9,639,571
Wal-Mart de Mexico SAB de CV	3,539,790	9,862,065

		26,950,781

Netherlands — 1.0%
Prosus NV†	58,913	4,020,336
X5 Retail Group NV GDR	120,785	4,010,062

		8,030,398

Poland — 1.3%
Polski Koncern Naftowy Orlen SA	232,617	5,517,430
Powszechna Kasa Oszczednosci Bank Polski SA	536,172	4,947,343

		10,464,773

Russia — 7.2%
Alrosa PJSC	3,885,516	4,701,389
Inter Rao UES PJSC†	33,917,186	2,344,797
Lukoil PJSC ADR	146,717	13,979,196
Magnit PJSC	37,177	1,901,898
Magnitogorsk Iron & Steel Works PJSC†	2,112,427	1,279,474
MMC Norilsk Nickel PJSC ADR	198,025	5,204,097
RusHydro PJSC	135,189,616	1,120,181
Sberbank of Russia PJSC ADR	954,697	13,938,576
Severstal PJSC GDR	263,333	3,699,828
Surgutneftegas OJSC (Preference Shares)	6,011,744	3,359,531
Tatneft PJSC ADR#	85,102	5,918,844

		57,447,811

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Africa — 1.8%
Absa Group, Ltd.	366,949	$3,686,513
AngloGold Ashanti, Ltd.	117,692	2,200,563
Capitec Bank Holdings, Ltd.	29,180	2,821,390
Exxaro Resources, Ltd.	265,510	2,415,094
SPAR Group, Ltd.#	237,898	3,342,063

		14,465,623

South Korea — 16.2%
Cheil Worldwide, Inc.	104,331	2,089,005
Doosan Bobcat, Inc.	75,350	1,996,745
E-Mart Co., Ltd.	22,400	2,484,358
GS Engineering & Construction Corp.	68,162	1,731,245
GS Holdings Corp.	48,960	1,983,436
Hana Financial Group, Inc.	324,230	9,813,506
Hyosung Corp.	36,199	2,433,392
Hyundai Glovis Co., Ltd.	31,091	3,961,559
Hyundai Marine & Fire Insurance Co., Ltd.	102,981	2,441,238
Hyundai Mobis Co., Ltd.	47,331	9,817,631
Industrial Bank of Korea	419,522	4,173,376
KEPCO Plant Service & Engineering Co., Ltd.	77,949	2,346,092
Kia Motors Corp.	254,141	9,305,845
KT&G Corp.	106,674	8,832,678
LG Household & Health Care, Ltd.	3,679	3,940,173
Lotte Chemical Corp.	15,038	2,800,965
Samsung Electronics Co., Ltd.	977,745	41,637,873
Samsung SDS Co., Ltd.	14,570	2,411,578
Shinhan Financial Group Co., Ltd.#	287,894	10,614,895
Woori Financial Group, Inc.	480,141	4,756,085

		129,571,675

Taiwan — 12.5%
Catcher Technology Co., Ltd.	403,000	3,295,538
Chipbond Technology Corp.	839,000	1,726,920
Delta Electronics, Inc.	625,000	2,867,865
E.Sun Financial Holding Co., Ltd.	3,423,618	3,035,311
Elite Material Co., Ltd.	747,000	2,986,972
FLEXium Interconnect, Inc.	731,072	2,707,630
Fubon Financial Holding Co., Ltd.	5,560,000	8,164,009
Globalwafers Co., Ltd.	370,000	4,014,028
ITEQ Corp.	553,000	2,528,425
Nanya Technology Corp.	1,723,000	4,020,832
Novatek Microelectronics Corp.	414,000	3,032,694
Pou Chen Corp.	1,897,000	2,471,469
Powertech Technology, Inc.	761,000	2,347,064
Radiant Opto-Electronics Corp.	717,000	2,749,512
Shin Zu Shing Co., Ltd.	598,000	2,449,976
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	800,843	42,516,755
Unimicron Technology Corp.	2,580,000	3,902,493
Yuanta Financial Holding Co., Ltd.	7,514,000	4,863,948

		99,681,441

Thailand — 1.0%
Krung Thai Bank PCL	6,221,900	3,356,233
Ratch Group PCL	1,892,500	4,431,021

		7,787,254

Turkey — 1.9%
Eregli Demir ve Celik Fabrikalari TAS	4,220,796	5,888,373
Ford Otomotiv Sanayi AS	134,832	1,496,374
KOC Holding AS	704,546	2,453,579
Tekfen Holding AS	478,557	1,573,338
Yapi Ve Kredi Bankasi AS†	8,563,309	3,575,028

		14,986,692

Security Description	Shares	Value (Note 2)

United States — 1.3%
Yum China Holdings, Inc.	238,572	$10,621,225

Total Long-Term Investment Securities
(cost $707,832,912)		797,011,501

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $577,368)	577,368	577,368

TOTAL INVESTMENTS
(cost $708,410,280)(3)	99.8%	797,588,869
Other assets less liabilities	0.2	1,747,162

NET ASSETS	100.0%	$799,336,031

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $2,087,976 representing 0.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $5,292,471. This was secured by collateral of $577,368, which was received in cash and subsequently invested in short-term investments currently valued at $577,368 as reported in the Portfolio of Investments. Additional collateral of $4,899,122 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	$400,312
United States Treasury Notes/Bonds	0.13% to 8.75%	02/15/2020 to 05/15/2049	4,498,810

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

57

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$45,085,338	$12,362,473	$—	$57,447,811
Other Countries	739,563,690	—	—	739,563,690
Short-Term Investment Securities	577,368	—	—	577,368

Total Investments at Value	$785,226,396	$12,362,473	$—	$797,588,869

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

58

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	75.2%
Real Estate Operations & Development	13.5
Real Estate Management/Services	7.7
Registered Investment Companies	1.6
Hotels/Motels	0.8
Private Equity	0.5

99.3%

Country Allocation*

United States	49.1%
Japan	13.2
United Kingdom	5.5
Germany	5.1
Australia	4.4
Hong Kong	4.2
Canada	3.5
Singapore	2.8
France	2.5
Cayman Islands	2.4
Spain	1.5
Sweden	1.3
Switzerland	1.2
Norway	0.8
Ireland	0.7
SupraNational	0.7
Belgium	0.4

99.3%

*	Calculated as a percentage of net assets

59

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Australia — 4.4%
BGP Holdings PLC†(1)	479,213	$0
Centuria Industrial REIT	1,458,499	3,551,504
Dexus	219,754	1,817,887
Goodman Group	907,096	9,092,956
Mirvac Group	2,985,104	6,804,450
Scentre Group	493,205	1,314,399

		22,581,196

Belgium — 0.4%
Warehouses De Pauw CVA	11,028	1,951,218

Canada — 3.5%
Allied Properties Real Estate Investment Trust	68,739	2,763,429
Canadian Apartment Properties REIT	131,921	5,506,061
Chartwell Retirement Residences	526,310	5,769,083
Summit Industrial Income REIT	391,492	3,784,354

		17,822,927

Cayman Islands — 2.4%
CK Asset Holdings, Ltd.	1,820,500	12,104,806

France — 2.5%
Gecina SA	40,230	6,949,595
Klepierre SA	156,882	5,629,298

		12,578,893

Germany — 5.1%
Alstria Office REIT-AG	194,852	3,559,203
Instone Real Estate Group AG†*	58,401	1,318,978
Vonovia SE	399,404	20,808,709

		25,686,890

Hong Kong — 4.2%
Link REIT	925,500	9,458,294
Sun Hung Kai Properties, Ltd.	806,504	11,734,826

		21,193,120

Ireland — 0.7%
Dalata Hotel Group PLC	256,885	1,533,915
Hibernia REIT PLC	1,423,309	2,286,231

		3,820,146

Japan — 13.2%
Activia Properties, Inc.#	1,221	6,302,727
GLP J-REIT	4,647	6,181,565
Invincible Investment Corp.	12,534	7,454,784
Japan Rental Housing Investments, Inc.	3,283	3,260,354
Kyoritsu Maintenance Co., Ltd.	54,000	2,595,039
Mitsubishi Estate Co., Ltd.	779,800	14,295,087
Mitsui Fudosan Co., Ltd.	265,700	6,610,032
Mitsui Fudosan Logistics Park, Inc.	882	3,912,211
Sankei Real Estate, Inc.#	4,489	5,163,447
Sumitomo Realty & Development Co., Ltd.	321,600	11,206,271

		66,981,517

Norway — 0.8%
Entra ASA*	255,089	3,876,101

Singapore — 2.8%
Ascendas India Trust#	4,297,799	4,870,651
Ascendas Real Estate Investment Trust	727,300	1,584,671
CapitaLand Mall Trust	936,100	1,724,773
CapitaLand, Ltd.	2,290,800	6,163,738

		14,343,833

Spain — 1.5%
Aedas Homes SAU†*	59,687	1,361,174

Security Description	Shares	Value (Note 2)

Spain (continued)
Merlin Properties Socimi SA	450,939	$6,443,490

		7,804,664

SupraNational — 0.7%
Unibail-Rodamco-Westfield (Euronext Paris)	7,086	1,107,763
Unibail-Rodamco-Westfield (Euronext Amsterdam)	14,924	2,333,088

		3,440,851

Sweden — 1.3%
Castellum AB	303,089	6,486,978

Switzerland — 1.2%
PSP Swiss Property AG	45,800	5,958,580

United Kingdom — 5.5%
Big Yellow Group PLC	429,209	6,134,047
Derwent London PLC	137,357	6,569,521
Tritax Big Box REIT PLC	2,338,198	4,481,728
Tritax EuroBox PLC* (GBP)	672,689	823,041
Tritax EuroBox PLC* (EUR)	1,518,162	1,831,453
UNITE Group PLC	501,743	8,118,105

		27,957,895

United States — 47.5%
Agree Realty Corp.	47,849	3,578,148
Alexandria Real Estate Equities, Inc.	20,567	3,342,549
American Assets Trust, Inc.	27,824	1,322,475
American Homes 4 Rent, Class A	141,366	3,775,886
American Tower Corp.	103,974	22,253,555
Americold Realty Trust	92,712	3,487,825
AvalonBay Communities, Inc.	50,697	10,869,944
Boston Properties, Inc.	81,481	11,288,378
Camden Property Trust	22,611	2,522,257
CareTrust REIT, Inc.	47,501	991,821
Crown Castle International Corp.	98,021	13,101,487
CyrusOne, Inc.	68,508	4,268,048
Digital Realty Trust, Inc.#	19,157	2,317,039
EastGroup Properties, Inc.	10,217	1,391,453
Empire State Realty Trust, Inc., Class A	176,735	2,467,221
EPR Properties	20,761	1,472,370
Equinix, Inc.	15,489	8,779,940
Equity LifeStyle Properties, Inc.	57,999	4,296,566
Essential Properties Realty Trust, Inc.#	57,898	1,510,559
Essex Property Trust, Inc.	20,685	6,457,443
Extra Space Storage, Inc.	11,386	1,207,485
Federal Realty Investment Trust	20,702	2,734,113
Four Corners Property Trust, Inc.	30,098	852,375
Gaming and Leisure Properties, Inc.	28,306	1,194,513
Healthpeak Properties, Inc. REIT	214,974	7,498,293
Hudson Pacific Properties, Inc.	149,576	5,354,821
Invitation Homes, Inc.	168,497	5,144,213
Iron Mountain, Inc.#	42,202	1,355,528
Lamar Advertising Co., Class A	25,003	2,086,000
Macerich Co.#	100,864	2,716,268
Medical Properties Trust, Inc.	111,649	2,317,833
Mid-America Apartment Communities, Inc.	30,495	4,150,674
National Retail Properties, Inc.	748	41,694
Omega Healthcare Investors, Inc.	75,738	3,183,268
Park Hotels & Resorts, Inc.	99,952	2,363,865
Pebblebrook Hotel Trust#	136,952	3,588,142
PotlatchDeltic Corp.#	14,132	613,753
Prologis, Inc.	127,003	11,627,125
Public Storage	18,299	3,855,233
QTS Realty Trust, Inc., Class A	38,126	2,023,347
Rayonier, Inc.	42,685	1,307,442
Realty Income Corp.	29,996	2,298,593

60

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Regency Centers Corp.	56,142	$3,651,476
Retail Opportunity Investments Corp.	127,330	2,322,499
Rexford Industrial Realty, Inc.	50,166	2,400,945
RLJ Lodging Trust	161,552	2,760,924
SBA Communications Corp.	10,174	2,405,846
Simon Property Group, Inc.	41,081	6,211,858
STAG Industrial, Inc.	95,533	2,960,568
Sun Communities, Inc.	33,589	5,532,444
Sunstone Hotel Investors, Inc.	94,589	1,324,246
Terreno Realty Corp.	43,280	2,498,122
UDR, Inc.	82,758	3,976,522
Ventas, Inc.	140,202	8,175,179
VEREIT, Inc.	327,065	3,192,154
VICI Properties, Inc.	230,827	5,708,352
Vornado Realty Trust	53,395	3,447,715
Welltower, Inc.	38,775	3,279,202
Weyerhaeuser Co.	148,939	4,395,160

		241,252,754

Total Long-Term Investment Securities
(cost $450,212,518)		495,842,369

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.34%(2) (cost $8,397,419)	$8,397,419	8,397,419

TOTAL INVESTMENTS —
(cost $458,609,937)(3)	99.3%	504,239,788
Other assets less liabilities	0.7	3,369,445

NET ASSETS	100.0%	$507,609,233

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $9,210,747 representing 1.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2019, the Fund had loaned securities with a total value of $18,085,285. This was secured by collateral of $18,857,017 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	$46,746
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	18,810,271

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Currency

GBP—British Pound

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$22,581,196	$—	$0	$22,581,196
Other Countries	473,261,173	—	—	473,261,173
Short-Term Investment Securities	8,397,419	—	—	8,397,419

Total Investments at Value	$504,239,788	$—	$0	$504,239,788

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Sovereign	23.9%
Medical-Drugs	7.0
Foreign Government Obligations	7.0
U.S. Government Agencies	6.1
United States Treasury Notes	5.7
Oil Companies-Integrated	5.3
Telephone-Integrated	3.6
Diversified Banking Institutions	3.6
Banks-Commercial	2.8
Food-Retail	2.3
Cellular Telecom	2.0
Semiconductor Components-Integrated Circuits	1.9
Banks-Super Regional	1.7
Water	1.4
Aerospace/Defense	1.4
Electronic Components-Semiconductors	1.3
Medical Labs & Testing Services	1.1
Real Estate Operations & Development	1.1
Enterprise Software/Service	1.1
Cable/Satellite TV	1.1
Precious Metals	1.0
Brewery	1.0
Diversified Operations	1.0
Electric-Distribution	0.9
Diversified Manufacturing Operations	0.9
Gold Mining	0.9
Telecom Services	0.8
Medical-Biomedical/Gene	0.7
Food-Misc./Diversified	0.7
Dialysis Centers	0.7
Agricultural Chemicals	0.7
Energy-Alternate Sources	0.6
Finance-Credit Card	0.6
Containers-Metal/Glass	0.6
Internet Connectivity Services	0.6
Diversified Minerals	0.6
Building & Construction Products-Misc.	0.6
Transport-Services	0.6
Steel Pipe & Tube	0.5
Rubber-Tires	0.5
Telecommunication Equipment	0.5
Diversified Financial Services	0.4
Oil Companies-Exploration & Production	0.4
Central Bank	0.3
Repurchase Agreements	0.3
Satellite Telecom	0.3
Aerospace/Defense-Equipment	0.2

98.3%

Country Allocation*

United States	26.6%
Japan	11.5
South Korea	7.1
Germany	6.2
United Kingdom	6.2
France	5.9
Brazil	4.7
Mexico	4.7
India	4.0
Indonesia	3.0
Norway	2.6
Canada	2.2
Netherlands	2.1
Switzerland	1.9
Ireland	1.8
Cayman Islands	1.0
Italy	0.9
Taiwan	0.8
Luxembourg	0.8
Singapore	0.8
Denmark	0.6
Ghana	0.6
Colombia	0.6
China	0.6
Hong Kong	0.6
Argentina	0.5

98.3%

*	Calculated as a percentage of net assets

62

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 55.0%
Canada — 2.2%
Barrick Gold Corp.	166,100	$2,790,480
Husky Energy, Inc.#	142,300	1,035,942
Wheaton Precious Metals Corp.	123,600	3,396,371

		7,222,793

Cayman Islands — 1.0%
CK Hutchison Holdings, Ltd.	339,000	3,079,043

China — 0.6%
China Telecom Corp., Ltd.	5,036,000	1,904,249

Denmark — 0.6%
Vestas Wind Systems A/S	20,760	1,975,569

France — 5.9%
BNP Paribas SA	78,576	4,412,330
Cie de Saint-Gobain	44,395	1,797,442
Cie Generale des Etablissements Michelin SCA	13,460	1,614,865
Sanofi	36,049	3,356,330
TOTAL SA	60,774	3,189,723
Veolia Environnement SA	177,171	4,536,200

		18,906,890

Germany — 6.2%
Bayer AG	37,351	2,826,978
Deutsche Telekom AG	367,578	6,169,982
E.ON SE	278,248	2,911,572
Fresenius Medical Care AG & Co. KGaA	29,573	2,168,563
Merck KGaA	24,537	2,865,436
Siemens AG ADR	45,043	2,902,571

		19,845,102

Hong Kong — 0.6%
China Mobile, Ltd.	239,000	1,801,343

Ireland — 1.8%
Allergan PLC	22,965	4,247,147
Bank of Ireland Group PLC	308,709	1,550,878

		5,798,025

Italy — 0.9%
Eni SpA	188,620	2,849,806

Japan — 5.7%
IHI Corp.	27,600	643,760
Kirin Holdings Co., Ltd.	143,000	3,165,584
Mitsui Fudosan Co., Ltd.	144,400	3,592,355
Seven & i Holdings Co., Ltd.	79,800	2,973,134
Sumitomo Metal Mining Co., Ltd.	62,700	1,899,531
Sumitomo Mitsui Financial Group, Inc.	80,100	2,919,181
Takeda Pharmaceutical Co., Ltd.	75,133	3,058,038

		18,251,583

Luxembourg — 0.8%
SES SA FDR	69,568	923,166
Tenaris SA	156,722	1,666,520

		2,589,686

Netherlands — 2.1%
ING Groep NV	283,195	3,258,486
NXP Semiconductors NV	29,700	3,432,726

		6,691,212

Norway — 0.7%
Yara International ASA	56,755	2,140,594

Singapore — 0.8%
Singapore Telecommunications, Ltd.	1,026,800	2,530,026

Security Description	Shares/ Principal Amount(2)		Value (Note 2)

South Korea — 1.7%
KB Financial Group, Inc. ADR		35,528	$1,385,947
Samsung Electronics Co., Ltd.		96,297	4,100,867

			5,486,814

Switzerland — 1.9%
Novartis AG		19,119	1,760,095
Roche Holding AG		13,617	4,196,759

			5,956,854

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.		261,914	2,618,239

United Kingdom — 6.2%
BAE Systems PLC		579,631	4,298,583
BP PLC		579,669	3,600,131
Royal Dutch Shell PLC, Class B		117,298	3,321,632
Standard Chartered PLC		465,626	4,199,864
Vodafone Group PLC ADR		220,547	4,371,241

			19,791,451

United States — 14.5%
Apache Corp.		51,360	1,144,301
Capital One Financial Corp.		19,520	1,952,195
Citigroup, Inc.		57,030	4,284,094
Comcast Corp., Class A		76,930	3,396,459
CommScope Holding Co., Inc.†		112,400	1,528,640
Crown Holdings, Inc.†		25,400	1,927,860
Exxon Mobil Corp.		49,000	3,338,370
Gilead Sciences, Inc.		33,550	2,255,902
Kellogg Co.		34,300	2,233,616
Kroger Co.		159,800	4,368,932
Laboratory Corp. of America Holdings†		21,100	3,635,319
Oracle Corp.		62,860	3,528,960
United Parcel Service, Inc., Class B		14,700	1,760,031
Verizon Communications, Inc.		92,700	5,584,248
Wells Fargo & Co.		96,700	5,266,282

			46,205,209

Total Common Stocks
(cost $171,882,684)			175,644,488

FOREIGN GOVERNMENT OBLIGATIONS — 24.2%
Argentina — 0.5%
Republic of Argentina Bills zero coupon due 03/30/2020(4)	ARS	23,793,965	322,509
Republic of Argentina Bills zero coupon due 04/28/2020(4)	ARS	12,936,205	156,366
Republic of Argentina Bills zero coupon due 05/28/2020(4)	ARS	894,900	9,359
Republic of Argentina Bills zero coupon due 07/29/2020(4)	ARS	10,517,100	111,765
Republic of Argentina Bills zero coupon due 08/27/2020(4)	ARS	2,459,410	23,883
Republic of Argentina Bills zero coupon due 10/29/2020(4)	ARS	6,119,490	59,425
Republic of Argentina Bonds 4.00% due 03/06/2020(1)(4)	ARS	5,000	48

63

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina Notes 4.50% due 02/13/2020		439,000	$147,065
Republic of Argentina Bonds 15.50% due 10/17/2026(4)	ARS	79,847,000	271,109
Republic of Argentina Bonds 16.00% due 10/17/2023(4)	ARS	43,574,000	150,908
Republic of Argentina Notes 18.20% due 10/03/2021(4)	ARS	40,723,000	160,392
Republic of Argentina FRS Bonds 53.11% (BADLARPP+2.00%) due 04/03/2022(4)	ARS	2,800,000	16,352
Republic of Argentina FRS Bonds 70.81% (ARLLMONP+0.00%) due 06/21/2020(4)	ARS	1,039,790	6,637

			1,435,818

Brazil — 4.7%
Federative Republic of Brazil Bills zero coupon due 01/01/2020	BRL	210,000	49,358
Federative Republic of Brazil Bills zero coupon due 04/01/2020	BRL	790,000	183,710
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	2,320,000	533,797
Federative Republic of Brazil Bills zero coupon due 04/01/2021	BRL	370,000	81,958
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	2,362,547
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	944,990
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,043,061
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,218,292
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	12,430,000	3,566,517

			14,984,230

Colombia — 0.6%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,783
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	690,606

Security Description	Principal Amount(2)		Value (Note 2)

Colombia (continued)
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	$739,437
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	96,793
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	424,862

			1,969,481

Ghana — 0.6%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	246,193
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	715,693
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	247,061
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	728,219
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	9,091
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,603
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	9,573
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,644

			1,975,077

India — 4.0%
Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,325,144
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	572,253
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,157,867
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,877,066
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,086,724
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	879,875

			12,898,929

Indonesia — 3.0%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,049

64

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	$21,252
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	332,104
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	85,869,000,000	6,501,814
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	181,601
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,010
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	22,677
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	991,673
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	552,842
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	890,153

			9,509,175

Japan — 0.2%
Government of Japan (0.24)% due 09/23/2020	JPY	70,000,000	640,573

Mexico — 3.9%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,655,648	135,048
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	50,300,000	2,566,562
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,066,592
United Mexican States Bonds 6.50% due 06/09/2022	MXN	59,150,000	3,000,438
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	76,290,000	3,923,915
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	876,796
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	8,520,000	451,913
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	394,362

			12,415,626

Norway — 1.5%
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	473,042

Security Description	Principal Amount(2)		Value (Note 2)

Norway (continued)
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	13,317,000	$1,481,103
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	10,411,000	1,211,589
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	13,900,000	1,563,118

			4,728,852

South Korea — 5.2%
Republic of South Korea Senior Notes 1.18% due 08/02/2021	KRW	176,000,000	148,395
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,470,700,000	1,244,463
Republic of South Korea Senior Notes 1.38% due 09/10/2024	KRW	2,277,000,000	1,917,024
Republic of South Korea Senior Notes 1.75% due 06/10/2020	KRW	98,000,000	83,134
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	219,705
Republic of South Korea Senior Notes 1.88% due 03/10/2024	KRW	2,889,000,000	2,482,577
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,692,106
Republic of South Korea Senior Notes 2.00% due 12/10/2021	KRW	321,000,000	274,897
Republic of South Korea Senior Notes 2.05% due 10/05/2020	KRW	400,000,000	340,471
Republic of South Korea Senior Notes 2.14% due 06/02/2020	KRW	851,000,000	723,170
Republic of South Korea Senior Notes 2.16% due 02/02/2020	KRW	98,000,000	83,076
Republic of South Korea Senior Notes 2.25% due 09/10/2023	KRW	742,000,000	645,639
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	523,464
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,236,068

			16,614,189

Total Foreign Government Obligations
(cost $90,238,725)			77,171,950

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Notes — 5.7%
1.13% due 07/31/2021		10,413,000	10,319,853
1.13% due 09/30/2021		762,000	754,797
1.50% due 08/31/2021		2,375,000	2,368,320
1.50% due 09/30/2021		2,840,000	2,832,789
2.13% due 12/31/2021		862,000	870,654

65

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.63% due 07/15/2021		828,000	$840,452

Total U.S. Government Treasuries
(cost $18,039,319)			17,986,865

Total Long-Term Investment Securities
(cost $280,160,728)			270,803,303

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Foreign Government Obligations — 7.0%
Republic of Argentina(5) due 12/12/2019(4)	ARS	686,800	2,836
due 05/13/2020(4)	ARS	1,859,870	17,697
due 02/26/2020(4)	ARS	2,219,320	17,211
due 03/11/2020(4)	ARS	1,331,720	9,586
due 04/08/2020(4)	ARS	4,253,010	41,011

			88,341

Government of Japan (0.18)%-(0.19)% due 02/10/2020	JPY	643,100,000	5,877,807
(0.21)% due 02/03/2020	JPY	261,900,000	2,393,589
(0.22)% due 02/25/2020	JPY	445,700,000	4,074,084
(0.25)% due 05/11/2020	JPY	65,000,000	594,385
(0.25)%-(0.27)% due 01/27/2020	JPY	152,000,000	1,389,111
(0.26)% due 05/20/2020	JPY	6,000,000	54,869
(0.26)%-(0.30)% due 04/10/2020	JPY	77,850,000	711,790
(0.30)% due 01/20/2020	JPY	92,000,000	840,739
(0.31)% due 03/10/2020	JPY	75,000,000	685,622
(0.40)% due 01/14/2020	JPY	153,100,000	1,399,046

			18,021,042

Kingdom of Norway 1.18%-1.27% due 03/18/2020*	NOK	5,839,000	631,475
1.18%-1.26% due 06/17/2020*	NOK	2,278,000	245,583
1.18%-1.19% due 09/16/2020*	NOK	1,374,000	147,667
1.31% due 12/18/2019*	NOK	880,000	95,464

			1,120,189

Republic of South Korea 1.72% due 05/09/2020	KRW	620,000,000	525,642

United Mexican States 8.16% due 04/02/2020	MXN	251,978,000	1,256,150
8.25%-8.46% due 01/02/2020	MXN	24,460,800	1,242,140

			2,498,290

			22,253,504

U.S. Government Agencies — 6.1%
Federal Home Loan Bank Disc. Notes 1.55% due 12/02/2019		19,635,000	19,635,000

Total Short-Term Investment Securities
(cost $49,919,937)			41,888,504

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $1,023,021 collateralized by $1,055,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $1,047,689 (cost $1,023,000)		1,023,000	$1,023,000

TOTAL INVESTMENTS
(cost $331,103,665)(3)		98.3%	313,714,807
Other assets less liabilities		1.7	5,439,582

NET ASSETS		100.0%	$319,154,389

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2019, the Fund had loaned securities with a total value of $1,015,873.

This was secured by collateral of $1,116,166 which was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Notes/Bonds	0.13% to 4.25%	03/31/2020 to 02/15/2046	$1,116,166

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $5,849,041 representing 1.8% of net assets.

(1)	Principal amount of security is adjusted for inflation.
(2)	Denominated in United States Dollars unless otherwise indicated.
(3)	See Note 5 for cost of investments on a tax basis.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina zero coupon due 03/30/2020	09/21/2018	ARS	23,793,965	$600,019	$322,509	$0.01	0.01%
Republic of Argentina zero coupon due 04/28/2020	10/19/2018 - 11/25/2019	ARS	12,936,205	324,296	156,366	0.01	0.01
Republic of Argentina zero coupon due 05/28/2020	03/11/2019 - 11/26/2019	ARS	894,900	11,737	9,359	0.01	0.00
Republic of Argentina zero coupon due 07/29/2020	10/30/2018 - 11/26/2019	ARS	10,517,100	245,327	111,765	0.01	0.00
Republic of Argentina zero coupon due 08/27/2020	10/18/2019 - 11/15/2019	ARS	2,459,410	24,826	23,883	0.01	0.00
Republic of Argentina zero coupon due 10/29/2020	03/11/2019 - 11/22/2019	ARS	6,119,490	96,359	59,425	0.01	0.00
Republic of Argentina 4.00% due 03/06/2020	07/27/2018	ARS	5,000	191	48	0.01	0.00
Republic of Argentina zero coupon due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	271,109	0.00	0.01
Republic of Argentina zero coupon due 10/17/2023	10/17/2016 - 05/17/2018	ARS	43,574,000	2,079,973	150,908	0.00	0.00

66

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Republic of Argentina zero coupon due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	$2,672,053	$160,392	$0.00	0.01%
Republic of Argentina 53.11% (BADLARPP+ 2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	16,352	0.01	0.00
Republic of Argentina 70.81% (ARLLMONP+ 0.00%) due 06/21/2020	08/01/2018 - 10/25/2019	ARS	1,039,790	10,132	6,637	0.01	0.00
Republic of Argentina discount note due 12/12/2019	10/21/2019 - 10/25/2019	ARS	686,800	3,357	2,836	0.00	0.00
Republic of Argentina discount note due 05/13/2020	10/18/2019 - 11/25/2019	ARS	1,859,870	23,367	17,697	0.01	0.00
Republic of Argentina discount note due 02/26/2020	10/18/2019 - 11/21/2019	ARS	2,219,320	19,467	17,211	0.01	0.00
Republic of Argentina discount note due 03/11/2020	10/28/2019 - 11/26/2019	ARS	1,331,720	12,224	9,586	0.01	0.00

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Republic of Argentina discount note due 04/08/2020	10/28/2019 - 11/26/2019	ARS	4,253,010	$51,117	$41,011	$0.01	0.00%

					$1,377,094		0.02%

(5)	The security was issued on a discount basis with no stated coupon rate.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

FDR—Fiduciary Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

FRS—Floating Rate Security

The rates shown on the FRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP—Argentina Blended Policy Rate

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,085,049	USD	1,229,116	12/04/2019	$33,646	$–
	EUR	117,110	USD	134,012	12/09/2019	4,946	–
	EUR	605,539	USD	690,314	12/18/2019	22,450	–
	EUR	117,036	USD	130,046	04/08/2020	13	–
	EUR	2,236,820	USD	2,511,680	04/29/2020	23,221	–
	EUR	2,236,820	USD	2,512,284	04/30/2020	23,672	–
	EUR	431,144	USD	480,591	05/29/2020	58	–
	EUR	584,552	USD	661,596	10/16/2020	4,793	–
	USD	1,200,561	EUR	1,085,049	12/04/2019	–	(5,092)

						112,799	(5,092)

Barclays Bank PLC	EUR	94,051	USD	105,689	02/28/2020	1,449	–
	EUR	47,026	USD	52,104	03/31/2020	–	(119)
	EUR	183,000	USD	203,448	04/14/2020	49	–
	EUR	47,026	USD	52,621	05/29/2020	208	–

						1,706	(119)

BNP Paribas SA	EUR	118,000	USD	131,463	05/27/2020	–	(39)
	INR	26,410,300	USD	368,319	01/07/2020	1,311	–
	INR	7,430,000	USD	101,854	01/13/2020	–	(1,340)
	INR	26,630,700	USD	371,514	02/06/2020	2,450	–
	USD	2,386,998	JPY	249,916,570	06/24/2020	–	(75,060)

						3,761	(76,439)

Citibank N.A.	AUD	5,644,750	JPY	404,263,075	03/06/2020	–	(111,049)
	EUR	1,129,944	BRL	5,260,000	04/01/2020	–	(20,587)
	EUR	1,104,900	USD	1,245,581	05/04/2020	16,003	–
	EUR	1,906,904	USD	2,127,018	05/14/2020	3,629	–
	EUR	89,576	USD	101,060	10/15/2020	417	–
	INR	89,453,000	USD	1,221,535	01/16/2020	–	(20,524)
	JPY	162,550,000	USD	1,548,036	02/26/2020	54,474	–
	KRW	538,612,000	USD	448,694	01/17/2020	–	(7,839)
	KRW	1,049,895,196	USD	895,280	01/29/2020	5,146	–
	KRW	1,245,000,000	USD	1,069,496	02/21/2020	13,385	–
	KRW	889,209,609	USD	740,114	02/26/2020	–	(14,275)
	KRW	1,049,895,195	USD	873,857	02/28/2020	–	(16,896)
	KRW	524,000,000	USD	445,143	03/20/2020	327	–
	KRW	1,051,000,000	USD	909,681	05/15/2020	16,163	–
	MXN	6,058,000	USD	301,644	04/08/2020	–	(2,578)
	MXN	20,773,000	USD	1,021,764	06/17/2020	–	(10,494)
	MXN	6,216,000	USD	301,648	10/08/2020	–	(2,171)
	MXN	4,669,000	USD	226,250	10/09/2020	–	(1,924)
	MXN	15,565,000	USD	752,725	10/13/2020	–	(7,500)
	MXN	22,911,000	USD	1,111,979	10/15/2020	–	(6,719)
	MXN	20,978,000	USD	1,027,543	10/16/2020	3,375	–

67

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	1,669,687	JPY	175,367,100	02/26/2020	$–	$(58,357)
	USD	1,137,389	JPY	119,577,800	02/27/2020	–	(38,608)
	USD	2,199,638	JPY	229,639,000	02/28/2020	–	(89,406)
	USD	1,392,178	JPY	143,881,000	08/31/2020	–	(56,165)

						112,919	(465,092)

Deutsche Bank AG	EUR	595,000	USD	680,275	12/09/2019	24,529	–
	EUR	1,004,851	SEK	10,720,200	12/13/2019	12,112	–
	EUR	3,247,000	USD	3,700,281	12/18/2019	119,081	–
	EUR	68,878	USD	78,439	01/23/2020	2,271	–
	EUR	1,004,150	SEK	10,720,100	02/13/2020	12,026	–
	EUR	1,003,783	SEK	10,720,200	03/13/2020	11,927	–
	EUR	595,000	USD	661,759	04/08/2020	677	–
	EUR	986,301	SEK	10,720,200	04/15/2020	30,740	–
	EUR	68,877	USD	77,528	04/27/2020	912	–
	EUR	154,729	USD	173,745	04/30/2020	1,599	–
	EUR	1,007,074	SEK	10,720,200	05/13/2020	7,115	–
	EUR	2,907,096	USD	3,251,878	05/26/2020	12,354	–
	EUR	1,002,497	SEK	10,720,100	06/15/2020	11,583	–
	EUR	540,927	USD	610,176	10/15/2020	2,424	–
	EUR	133,000	USD	151,410	10/26/2020	1,890	–
	KRW	920,000,000	USD	762,473	02/10/2020	–	(17,745)
	KRW	920,000,000	USD	765,200	03/06/2020	–	(15,483)
	KRW	2,075,000,000	USD	1,779,894	05/29/2020	15,149	–
	NOK	8,667,000	USD	935,648	12/19/2019	–	(5,215)
	NOK	5,247,500	USD	573,542	12/23/2019	3,850	–
	NOK	2,621,000	USD	285,226	01/03/2020	624	–
	NOK	6,425,000	USD	699,206	02/26/2020	1,479	–
	NOK	5,247,500	USD	575,409	03/23/2020	5,567	–
	NOK	3,947,000	USD	429,531	03/24/2020	914	–
	USD	3,598,196	EUR	3,247,000	12/18/2019	–	(16,996)
	USD	963,525	NOK	8,667,000	12/19/2019	–	(22,662)
	USD	586,444	NOK	5,247,500	12/23/2019	–	(16,752)
	USD	287,110	NOK	2,621,000	01/03/2020	–	(2,508)
	USD	717,500	NOK	6,425,000	02/26/2020	–	(19,774)
	USD	586,923	NOK	5,247,500	03/23/2020	–	(17,081)
	USD	438,941	NOK	3,947,000	03/24/2020	–	(10,325)

						278,823	(144,541)

Goldman Sachs International	EUR	787,530	CHF	865,054	02/12/2020	–	(1,924)
	EUR	161,487	USD	180,991	03/23/2020	1,745	–
	EUR	161,526	USD	182,379	04/23/2020	2,748	–
	EUR	79,216	USD	89,017	04/29/2020	889	–
	EUR	788,204	CHF	865,054	05/12/2020	–	(1,975)
	EUR	788,851	CHF	865,054	08/12/2020	–	(1,905)
	EUR	789,427	CHF	865,054	11/12/2020	–	(1,675)
	USD	180,447	EUR	161,487	03/23/2020	–	(1,201)
	USD	180,838	EUR	161,526	04/23/2020	–	(1,207)
	USD	88,720	EUR	79,216	04/29/2020	–	(592)

						5,382	(10,479)

HSBC Bank PLC	AUD	3,450,000	JPY	258,854,400	12/12/2019	32,051	–
	AUD	880,000	JPY	65,428,440	03/13/2020	4,936	–
	AUD	890,000	JPY	65,987,715	06/12/2020	5,127	–
	EUR	1,065,885	JPY	125,778,321	02/25/2020	–	(25,508)
	EUR	1,065,913	JPY	126,012,254	03/25/2020	–	(23,588)
	EUR	235,000	USD	261,893	05/14/2020	215	–
	EUR	2,131,771	JPY	253,883,577	05/22/2020	–	(30,650)
	EUR	1,065,885	JPY	125,952,699	08/24/2020	–	(25,041)
	EUR	517,579	USD	581,625	10/13/2020	167	–
	INR	22,443,000	USD	306,368	12/05/2019	–	(6,431)
	INR	24,050,542	USD	331,480	12/16/2019	–	(3,407)
	INR	90,526,300	USD	1,261,459	02/03/2020	6,546	–
	INR	78,496,266	USD	1,092,025	02/05/2020	4,077	–
	INR	47,978,000	USD	672,102	02/06/2020	7,195	–
	INR	24,050,542	USD	332,227	02/14/2020	–	(835)
	INR	62,448,000	USD	861,411	02/18/2020	–	(3,076)
	JPY	125,117,730	USD	1,185,894	12/06/2019	42,629	–
	JPY	201,326,000	USD	1,909,679	12/19/2019	68,168	–
	JPY	59,424,560	USD	567,318	03/23/2020	20,496	–
	KRW	1,103,729,587	USD	919,146	01/17/2020	–	(16,386)
	KRW	250,870,413	USD	214,456	01/28/2020	1,765	–
	KRW	3,737,958,907	USD	3,194,018	01/30/2020	24,787	–
	KRW	3,173,000,000	USD	2,726,648	02/12/2020	35,616	–
	KRW	1,485,000,000	USD	1,262,326	03/18/2020	1,797	–
	MXN	80,900,000	USD	3,971,928	04/06/2020	–	(91,958)
	MXN	60,330,000	USD	2,891,129	10/07/2020	–	(58,040)
	USD	312,098	INR	22,443,000	12/05/2019	701	–

68

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	1,173,062	JPY	125,117,730	12/06/2019	$–	$(29,797)
	USD	334,779	INR	24,050,542	12/16/2019	108	–
	USD	1,878,870	JPY	201,326,000	12/19/2019	–	(37,359)
	USD	462,185	JPY	49,033,910	03/06/2020	–	(11,418)
	USD	2,746,874	JPY	291,865,120	03/23/2020	–	(61,148)
	USD	464,866	JPY	49,033,920	06/08/2020	–	(11,660)

						256,381	(436,302)

JPMorgan Chase Bank N.A.	AUD	1,560,000	JPY	116,928,396	12/12/2019	13,407	–
	AUD	2,260,000	JPY	165,768,717	01/14/2020	–	(10,958)
	AUD	2,220,750	USD	1,555,891	01/15/2020	51,991	–
	AUD	2,726,813	JPY	195,134,794	02/21/2020	–	(55,806)
	AUD	2,040,000	JPY	152,236,142	03/12/2020	16,556	–
	AUD	5,453,625	JPY	395,510,901	05/21/2020	–	(52,918)
	AUD	2,430,000	JPY	180,240,549	06/12/2020	14,662	–
	AUD	2,726,812	JPY	193,794,288	08/21/2020	–	(57,763)
	BRL	2,576,200	USD	625,793	02/04/2020	19,751	–
	BRL	3,230,300	USD	782,261	03/03/2020	23,155	–
	BRL	2,921,900	USD	704,906	05/05/2020	20,399	–
	EUR	2,120,000	USD	2,407,525	12/05/2019	71,642	–
	EUR	84,559	USD	94,208	02/12/2020	582	–
	INR	76,166,580	USD	1,055,048	12/16/2019	–	(5,518)
	INR	76,166,580	USD	1,051,190	02/20/2020	–	(3,014)
	INR	20,885,420	USD	286,004	03/16/2020	–	(2,326)
	INR	96,228,200	USD	1,327,286	04/29/2020	5,374	–
	INR	33,830,000	USD	459,397	05/18/2020	–	(4,348)
	JPY	40,736,200	USD	384,733	12/05/2019	12,524	–
	JPY	42,377,430	USD	400,258	12/06/2019	13,034	–
	JPY	98,894,600	USD	934,825	12/20/2019	30,161	–
	JPY	46,569,920	USD	442,665	03/06/2020	14,549	–
	JPY	197,576,600	USD	1,879,798	03/23/2020	61,710	–
	JPY	51,279,430	USD	487,913	03/24/2020	16,015	–
	JPY	46,569,920	USD	445,000	06/08/2020	14,567	–
	JPY	98,894,610	USD	945,678	06/22/2020	30,921	–
	USD	381,764	JPY	40,736,200	12/05/2019	–	(9,555)
	USD	397,245	JPY	42,377,430	12/06/2019	–	(10,020)
	USD	923,434	JPY	98,894,600	12/20/2019	–	(18,770)
	USD	1,060,078	INR	76,166,580	12/16/2019	489	–
	USD	1,514,634	AUD	2,220,750	01/15/2020	–	(10,734)
	USD	1,124,115	JPY	118,186,100	02/27/2020	–	(38,122)
	USD	439,434	JPY	46,569,920	03/06/2020	–	(11,319)
	USD	1,857,995	JPY	197,576,600	03/23/2020	–	(39,906)
	USD	486,813	JPY	51,279,430	03/24/2020	–	(14,915)
	USD	1,100,614	JPY	118,183,900	05/26/2020	–	(9,078)
	USD	442,020	JPY	46,569,920	06/08/2020	–	(11,588)
	USD	935,157	JPY	98,894,610	06/22/2020	–	(20,400)

						431,489	(387,058)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	153,898	05/27/2020	109	–

Standard Chartered Bank	EUR	3,642,368	USD	4,136,200	12/05/2019	122,924	–
	EUR	1,210,000	USD	1,344,443	01/17/2020	6,873	–
	EUR	1,019,570	USD	1,130,234	03/31/2020	–	(2,016)
	EUR	999,742	USD	1,123,325	04/29/2020	11,113	–
	INR	45,804,000	USD	620,188	02/27/2020	–	(13,367)
	INR	55,008,000	USD	746,777	02/28/2020	–	(14,016)
	INR	114,436,600	USD	1,551,914	03/03/2020	–	(30,232)

						140,910	(59,631)

UBS AG	EUR	176,932	USD	200,706	12/05/2019	5,757	–
	EUR	802,190	CHF	881,446	02/10/2020	–	(1,681)
	EUR	226,932	USD	252,485	04/09/2020	333	–
	EUR	802,869	CHF	881,446	05/08/2020	–	(1,746)
	EUR	1,679,100	USD	1,906,534	07/23/2020	28,971	–
	EUR	803,506	CHF	881,446	08/10/2020	–	(1,631)
	EUR	804,122	CHF	881,446	11/09/2020	–	(1,438)
	USD	1,657,815	EUR	1,470,776	07/23/2020	–	(13,198)

						35,061	(19,694)

Net Unrealized Appreciation (Depreciation)						$1,379,340	$(1,604,447)

69

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	11,200	03/08/2047	3 Months USD—LIBOR/Quarterly	2.70%/Semi-annually	$–	$(2,025,883)
USD	1,012	02/20/2048	3 Months USD—LIBOR/Quarterly	2.98%/Semi-annually	–	(252,780)
USD	1,012	02/22/2048	3 Months USD—LIBOR/Quarterly	3.00%/Semi-annually	–	(257,934)
USD	1,012	02/23/2048	3 Months USD—LIBOR/Quarterly	3.02%/Semi-annually	–	(261,797)
USD	2,330	11/12/2049	3 Months USD—LIBOR-BBA/Quarterly	2.00%/Semi-annually	–	999,068

						$(1,799,326)

BBA—British Bankers’ Association

LIBOR—London Interbank Offered rate

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$175,644,488	$—	$—	$175,644,488
Foreign Government Obligations	—	77,171,950	—	77,171,950
U.S. Government Treasuries	—	17,986,865	—	17,986,865
Short-Term Investment Securities	—	41,888,504	—	41,888,504
Repurchase Agreements	—	1,023,000	—	1,023,000

Total Investments at Value	$175,644,488	$138,070,319	$—	$313,714,807

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	—	999,068	—	999,068
Forward Foreign Currency Contracts	—	1,379,340	—	1,379,340

	$—	$2,378,408	$—	$2,378,408

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	—	2,798,394	—	2,798,394
Forward Foreign Currency Contracts	—	1,604,447	—	1,604,447

Total Other Financial Instruments	$—	$4,402,841	$—	$4,402,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

70

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

U.S. Government Agencies	64.4%
U.S. Government Treasuries	24.2

88.6%

Credit Quality Allocation†#

P-1	88.6%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 16.5 days

71

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 88.6%
U.S. Government Agencies — 64.4%
Federal Home Loan Bank
1.53% due 12/03/2019	$7,000,000	$6,999,413
1.54% due 12/09/2019	6,900,000	6,897,669
1.55% due 01/16/2020	8,000,000	7,984,411
1.56% due 01/16/2020	7,000,000	6,986,270
1.57% due 12/30/2019	4,500,000	4,494,381
1.58% due 01/13/2020	8,000,000	7,985,141
1.59% due 01/15/2020	8,000,000	7,984,400
1.59% due 01/23/2020	8,000,000	7,981,627
1.60% due 01/06/2020	7,000,000	6,989,010
1.60% due 01/30/2020	4,500,000	4,488,225
1.61% due 01/27/2020	7,000,000	6,982,488
1.61% due 02/05/2020	6,900,000	6,880,013
Federal Home Loan Bank FRS
1.57% (SOFR+0.02%) due 05/22/2020	5,000,000	5,000,000
1.63% (SOFR + 0.08%) due 05/11/2020	9,000,000	9,000,000
1.68% (SOFR + 0.13%) due 10/16/2020	8,000,000	8,000,000
1.71% (1 ML - 0.06%) due 01/14/2020	7,000,000	6,999,812
Federal Home Loan Mtg. Corp. FRS
1.55% (SOFR + 0.00%) due 04/13/2020	4,000,000	4,000,000
1.56% (SOFR + 0.01%) due 02/21/2020	6,500,000	6,500,000
1.56% (SOFR + 0.01%) due 05/13/2020	7,000,000	7,000,000
1.56% (SOFR + 0.01%) due 05/20/2020	8,000,000	8,000,000
1.56% (SOFR + 0.01%) due 07/22/2020	9,000,000	9,000,000
1.56% (SOFR + 0.01%) due 08/07/2020	7,000,000	7,000,000
1.57% (SOFR + 0.02%) due 02/28/2020	6,500,000	6,500,146
1.57% (SOFR + 0.02%) due 06/05/2020	8,000,000	8,000,000
1.58% (SOFR + 0.03%) due 06/02/2020	8,000,000	8,000,000
1.58% (SOFR + 0.03%) due 06/17/2020	8,000,000	8,000,000
1.59% (SOFR + 0.04%) due 04/03/2020	6,000,000	6,000,000
Federal National Mtg. Assoc.
1.45% due 12/02/2019	29,000,000	28,998,848

Total U.S. Government Agencies
(amortized cost $218,651,854)		218,651,854

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 24.2%
United States Treasury Bill
1.50% due 12/03/2019	$7,400,000	$7,399,382
1.52% due 01/02/2020	7,000,000	6,990,542
1.53% due 12/03/2019	5,000,000	4,999,576
1.53% due 12/24/2019	9,000,000	8,991,231
1.53% due 01/07/2020	7,000,000	6,989,011
1.54% due 12/17/2019	5,000,000	4,996,576
1.55% due 12/03/2019	7,000,000	6,999,399
1.55% due 12/31/2019	2,100,000	2,097,296
1.57% due 01/21/2020	3,000,000	2,993,349
1.59% due 12/24/2019	1,900,000	1,898,068
1.65% due 12/10/2019	4,400,000	4,398,185
1.66% due 12/17/2019	6,000,000	5,995,585
United States Treasury Notes
1.13% due 12/31/2019	17,300,000	17,291,530

Total U.S. Government Treasuries
(amortized cost $82,039,730)		82,039,730

TOTAL INVESTMENTS —
(amortized cost $300,691,584)(1)	88.6%	300,691,584
Other assets less liabilities	11.4	38,869,088

NET ASSETS	100.0%	$339,560,672

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML—1 Month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Total Investments at Value	$ —	$300,691,584	$ —	$300,691,584

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

72

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	34.7%
United States Treasury Notes	20.3
Federal Home Loan Mtg. Corp.	13.8
United States Treasury Bonds	9.4
Diversified Financial Services	4.7
Government National Mtg. Assoc.	4.4
Repurchase Agreements	4.1
Sovereign	1.7
Resolution Funding Corp	1.4
Federal Farm Credit Bank	1.1
Diversified Banking Institutions	1.0
Airlines	0.7
Telephone — Integrated	0.5
Multimedia	0.3
Pharmacy Services	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Electric — Integrated	0.1
Building Products — Air & Heating	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1
Medical Instruments	0.1

99.7%

Credit Quality Allocation†#

Aaa	94.0%
Aa	0.7
A	1.9
Baa	1.7
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

73

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$317,316	$319,310
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.80% due 08/15/2045(1)(2)(3)	770,990	26,939
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	56,460	56,775
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	425,078
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,172,162
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,906	299,682
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	691,848	690,875
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,024,143
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	548,214	547,076
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,605,205
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	222,618
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	316,566

Total Asset Backed Securities
(cost $6,560,003)		6,706,429

U.S. CORPORATE BONDS & NOTES — 3.5%
Airlines — 0.7%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	652,152	662,103
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	300,453	309,753

		971,856

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	420,053
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	169,982
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	320,968

		911,003

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated — 0.1%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	$200,000	$236,912

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	109,773

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	154,259

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	99,000	101,799

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	152,206

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	485,655

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	121,620

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	479,621

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	134,740
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	139,754

		274,494

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	242,342

Telephone - Integrated — 0.5%
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	500,000	526,596
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	182,839

		709,435

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	90,924
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,162

		113,086

Total U.S. Corporate Bonds & Notes
(cost $4,902,386)		5,064,061

74

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Building Products - Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	$200,000	$201,884

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	219,241
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	369,164

		588,405

Medical - Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	128,743

Total Foreign Corporate Bonds & Notes
(cost $907,486)		919,032

U.S. GOVERNMENT AGENCIES — 55.4%
Federal Farm Credit Bank — 1.1%
3.33% due 04/28/2037	500,000	556,042
3.35% due 10/21/2025	1,000,000	1,092,605

		1,648,647

Federal Home Loan Mtg. Corp. — 13.8%
3.50% due 06/01/2033	1,165,471	1,217,307
4.50% due 09/01/2039	378,286	410,254
4.50% due 11/01/2039	201,301	218,244
4.50% due 02/01/2040	283,115	307,072
4.50% due 04/01/2040	26,738	29,000
4.50% due 06/01/2040	63,794	69,167
4.50% due 08/01/2040	308,799	334,843
4.50% due 03/01/2041	1,081,579	1,172,994
4.50% due 04/01/2041	136,725	148,256
4.50% due 06/01/2041	245,087	265,829
5.00% due 10/01/2034	21,481	22,932
5.50% due 12/01/2036	16,958	19,017
6.00% due 11/01/2033	53,787	61,786
6.50% due 02/01/2032	19,721	21,965
8.00% due 02/01/2030	492	494
8.00% due 08/01/2030	152	178
8.00% due 06/01/2031	1,324	1,494
Federal Home Loan Mtg. Corp. FRS 4.57% (12 ML+1.83%) due 12/01/2035	6,777	7,130
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	791,486	814,548
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	608,167
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	451,012
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,062,665
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	987,317	982,099

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 4186, Class JE 2.00% due 03/15/2033(4)	$281,218	$279,499
Series 4594, Class GN 2.50% due 02/15/2045(4)	697,296	704,193
Series 3981, Class PA 3.00% due 04/15/2031(4)	201,640	202,764
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,812,736
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	3,007,470	250,377
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,044,632
Series 4365, Class HZ 3.00% due 01/15/2040(4)	821,294	844,283
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,242,975	1,278,772
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,051,183
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,066,437
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	502,337
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,607,409
Series 3786, Class PB 4.50% due 07/15/2040(4)	809,771	836,262
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.73% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	416,308	69,649

		19,776,986

Federal National Mtg. Assoc. — 34.7%
2.63% due 12/01/2026	1,923,836	1,977,113
2.81% due 04/01/2025	800,000	828,869
2.94% due 01/01/2026	1,574,635	1,644,082
3.00% due 03/01/2043	934,283	960,712
3.12% due 07/01/2029	3,500,000	3,747,268
3.30% due 02/01/2030	2,965,620	3,200,192
3.50% due 07/01/2049	1,657,465	1,705,439
3.64% due 07/01/2028	1,500,000	1,640,401
3.69% due 05/01/2030	1,495,977	1,655,034
4.00% due 09/01/2040	90,425	96,723
4.00% due 10/01/2040	71,973	77,011
4.00% due 12/01/2040	122,371	130,953
4.00% due 01/01/2041	254,758	272,683
4.00% due 02/01/2041	838,578	897,451
4.00% due 03/01/2041	1,399,438	1,497,308
4.00% due 06/01/2042	770,717	805,835
4.00% due 03/01/2043	2,131,463	2,264,020
5.00% due 12/01/2036	11,383	12,143
5.50% due 12/01/2033	16,194	17,911
5.50% due 10/01/2034	7,399	7,990
6.50% due 07/01/2032	4,445	4,981
7.00% due 09/01/2031	12,978	14,282
Federal National Mtg. Assoc. FRS 3.97% (1 Yr USTYCR+2.22%) due 11/01/2034	12,616	13,356
4.09% (6 ML+1.50%) due 01/01/2036	8,675	8,972
4.43% (12 ML+1.33%) due 02/01/2035	1,104	1,136
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	163,694	32,182

75

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027(1)	$1,125,902	$1,167,737
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO 0.01% due 05/18/2032(4)(6)	197,449	184,276
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	728,999	724,471
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	189,057	188,929
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,319,095	1,322,703
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,625,421	1,643,025
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	551,108	558,683
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	1,998,002	2,030,270
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,010,217
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	693,805	711,674
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	492,266	510,638
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	497,090	514,076
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,074,446
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	885,903	913,377
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	875,532
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,425,162
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,093,589
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	76,128	76,430
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,043,282
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	292,128
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	54,471	61,508
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	529,900
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,287,869
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,320,496
Series 2018-M4, Class A2 3.14% due 03/25/2028(1)(3)	1,400,000	1,474,287

		49,548,752

Government National Mtg. Assoc. — 4.4%
3.50% due 09/15/2048	882,107	928,283
3.50% due 10/15/2048	1,040,103	1,093,838
3.50% due 02/15/2049	1,002,312	1,054,262
4.50% due 03/15/2038	17,678	19,039
4.50% due 03/15/2039	4,678	5,091
4.50% due 05/15/2039	133,832	145,572
4.50% due 06/15/2039	112,365	122,294
4.50% due 07/15/2039	218,770	236,897
4.50% due 09/15/2039	3,082	3,354

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 12/15/2039	$62,409	$66,501
4.50% due 04/15/2040	89,212	97,112
4.50% due 06/15/2040	232,442	252,993
4.50% due 08/15/2040	42,304	46,074
5.00% due 09/15/2035	1,357	1,514
5.00% due 02/15/2036	55,022	61,387
5.00% due 05/15/2036	5,925	6,346
6.00% due 01/15/2032	8,244	9,192
7.50% due 02/15/2029	2,555	2,556
7.50% due 07/15/2030	118	120
7.50% due 01/15/2031	4,488	4,976
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	501,952
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	249,146	267,864
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	847,081	901,109
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	433,583	477,307

		6,305,633

Resolution Funding Corp — 1.4%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,978,162

Total U.S. Government Agencies
(cost $77,118,294)		79,258,180

U.S. GOVERNMENT TREASURIES — 29.7%
United States Treasury Bonds — 9.4%
zero coupon due 08/15/2024	2,040,000	1,881,432
2.88% due 08/15/2045#	1,000,000	1,131,406
3.00% due 02/15/2048	750,000	874,775
3.13% due 02/15/2043	1,000,000	1,170,430
3.75% due 08/15/2041	4,000,000	5,105,469
3.75% due 11/15/2043	1,000,000	1,290,899
3.88% due 08/15/2040	1,500,000	1,941,621

		13,396,032

United States Treasury Notes — 20.3%
1.75% due 05/15/2023	8,000,000	8,035,938
2.00% due 02/15/2022	3,000,000	3,024,258
2.50% due 08/15/2023	3,000,000	3,094,805
2.63% due 08/15/2020	6,750,000	6,794,033
2.75% due 02/15/2024	2,500,000	2,612,988
2.88% due 08/15/2028	5,000,000	5,447,070

		29,009,092

Total U.S. Government Treasuries
(cost $39,411,087)		42,405,124

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,416,945)	2,641,000	2,428,858

Total Long-Term Investment Securities
(cost $131,316,201)		136,781,684

76

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $5,800,121 collateralized by $6,020,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $5,978,281 (cost $5,800,000)	$5,800,000	$5,800,000

TOTAL INVESTMENTS
(cost $137,116,201)(7)	99.7%	142,581,684
Other assets less liabilities	0.3	377,739

NET ASSETS	100.0%	$142,959,423

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $4,056,382 representing 2.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2019, the Fund had loaned securities with a total value of $1,139,995. This was secured by collateral of $1,165,207 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 15.25%	02/25/2023 to 11/15/2054	$570,343
Federal National Mtg. Assoc.	1.00% to 19.10%	08/25/2021 to 05/25/2059	414,540
Government National Mtg. Assoc.	1.50% to 24.90%	01/16/2034 to 05/16/2053	180,324

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2019.
(6)	Principal Only
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$6,706,429	$—	$6,706,429
U.S. Corporate Bonds & Notes	—	5,064,061	—	5,064,061
Foreign Corporate Bonds & Notes	—	919,032	—	919,032
U.S. Government Agencies	—	79,258,180	—	79,258,180
U.S. Government Treasuries	—	42,405,124	—	42,405,124
Foreign Government Obligations	—	2,428,858	—	2,428,858
Repurchase Agreements	—	5,800,000	—	5,800,000

Total Investments at Value	$—	$142,581,684	$—	$142,581,684

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

77

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	12.9%
E-Commerce/Products	10.5
Finance — Credit Card	8.1
Internet Content — Entertainment	5.6
Commercial Services — Finance	5.2
Medical — Drugs	3.8
Web Portals/ISP	3.5
E-Commerce/Services	3.4
Aerospace/Defense	2.7
Medical Instruments	2.4
Real Estate Investment Trusts	2.3
Medical Labs & Testing Services	2.1
Commercial Services	2.1
Registered Investment Companies	2.1
Electronic Forms	2.1
Finance — Other Services	1.9
Semiconductor Equipment	1.8
Computer Aided Design	1.8
Data Processing/Management	1.7
Dental Supplies & Equipment	1.7
Auto — Cars/Light Trucks	1.6
Electronic Components — Semiconductors	1.6
Distribution/Wholesale	1.6
Computers	1.3
Beverages — Wine/Spirits	1.2
Coatings/Paint	1.1
Transport — Rail	1.1
Containers — Metal/Glass	1.0
Retail — Building Products	1.0
Chemicals — Specialty	0.9
Enterprise Software/Service	0.9
Apparel Manufacturers	0.8
Medical Products	0.6
Medical — Biomedical/Gene	0.5
Retail — Restaurants	0.5
Telephone — Integrated	0.4
Beverages — Non-alcoholic	0.4
Electric — Integrated	0.4
Cosmetics & Toiletries	0.4
Insurance — Property/Casualty	0.4
Networking Products	0.4
Exchange-Traded Funds	0.4
Diagnostic Equipment	0.3
Oil Companies — Exploration & Production	0.3
Oil Companies — Integrated	0.3
Multimedia	0.3
Repurchase Agreements	0.2
Industrial Gases	0.2
Cable/Satellite TV	0.2
Diversified Manufacturing Operations	0.2
Banks — Super Regional	0.2
Semiconductor Components — Integrated Circuits	0.2
Aerospace/Defense — Equipment	0.2
Insurance Brokers	0.1
Retail — Major Department Stores	0.1
Instruments — Controls	0.1
Transport — Services	0.1
Computer Services	0.1
Retail — Auto Parts	0.1
Tobacco	0.1
Medical — HMO	0.1
Athletic Footwear	0.1
Machinery — General Industrial	0.1
Non-Hazardous Waste Disposal	0.1
Food — Misc./Diversified	0.1
Hotels/Motels	0.1
Consumer Products — Misc.	0.1
Medical — Hospitals	0.1
Pharmacy Services	0.1

Retail — Discount	0.1
Finance — Investment Banker/Broker	0.1
Chemicals — Diversified	0.1
Electronic Measurement Instruments	0.1
Consulting Services	0.1
Banks — Commercial	0.1
Computer Software	0.1
Entertainment Software	0.1
Wireless Equipment	0.1
Investment Management/Advisor Services	0.1
Food — Wholesale/Distribution	0.1
Retail — Apparel/Shoe	0.1
Computers — Memory Devices	0.1
Medical Information Systems	0.1

101.8%

*	Calculated as a percentage of net assets

78

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense — 2.7%
Boeing Co.	92,352	$33,817,455
Lockheed Martin Corp.	3,605	1,409,663
Raytheon Co.	2,895	629,431
TransDigm Group, Inc.	1,200	680,520

		36,537,069

Aerospace/Defense - Equipment — 0.2%
L3Harris Technologies, Inc.	2,807	564,460
United Technologies Corp.	9,412	1,396,176

		1,960,636

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,270	104,897
Mosaic Co.	4,033	76,828

		181,725

Apparel Manufacturers — 0.8%
Canada Goose Holdings, Inc.†#	247,576	9,445,024
Hanesbrands, Inc.	3,845	57,944
Tapestry, Inc.	4,646	124,931
Under Armour, Inc., Class A†	2,957	55,858
Under Armour, Inc., Class C†	3,053	52,817
VF Corp.	7,893	698,846

		10,435,420

Applications Software — 12.9%
Intuit, Inc.	99,440	25,744,022
Microsoft Corp.	580,122	87,818,868
salesforce.com, Inc.†	211,204	34,403,020
ServiceNow, Inc.†	107,857	30,527,845

		178,493,755

Athletic Footwear — 0.1%
NIKE, Inc., Class B	15,434	1,442,925

Auto - Cars/Light Trucks — 1.6%
Ferrari NV	132,823	22,350,126

Auto/Truck Parts & Equipment - Original — 0.0%
Aptiv PLC	3,778	354,679

Banks - Commercial — 0.1%
First Republic Bank	4,067	446,963
SVB Financial Group†	1,246	288,736

		735,699

Banks - Fiduciary — 0.0%
Northern Trust Corp.	2,753	295,232

Banks - Super Regional — 0.2%
Comerica, Inc.	1,661	116,951
US Bancorp	34,665	2,080,940

		2,197,891

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co.	48,377	2,583,332
Monster Beverage Corp.†	9,353	559,496
PepsiCo, Inc.	20,618	2,800,543

		5,943,371

Beverages - Wine/Spirits — 1.2%
Brown-Forman Corp., Class B	4,400	298,408
Constellation Brands, Inc., Class A	88,929	16,546,130

		16,844,538

Broadcast Services/Program — 0.0%
Fox Corp., Class A	3,941	140,930

Security Description	Shares	Value (Note 2)

Broadcast Services/Program (continued)
Fox Corp., Class B	1,806	$63,174

		204,104

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.	860	230,824
Vulcan Materials Co.	1,535	217,770

		448,594

Building Products - Wood — 0.0%
Masco Corp.	3,289	153,103

Building - Maintenance & Services — 0.0%
Rollins, Inc.	3,404	122,033

Building - Residential/Commercial — 0.0%
NVR, Inc.†	47	178,219

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	1,681	790,087
Comcast Corp., Class A	50,436	2,226,749

		3,016,836

Casino Hotels — 0.0%
Las Vegas Sands Corp.	4,585	287,709

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	1,911	150,109

Chemicals - Diversified — 0.1%
Celanese Corp.	1,585	199,028
Eastman Chemical Co.	1,789	140,204
FMC Corp.	1,388	135,968
PPG Industries, Inc.	2,628	338,592

		813,792

Chemicals - Specialty — 0.9%
Ecolab, Inc.	6,052	1,129,727
International Flavors & Fragrances, Inc.#	80,677	11,394,013

		12,523,740

Coatings/Paint — 1.1%
Sherwin-Williams Co.	26,315	15,345,066

Commercial Services — 2.1%
Cintas Corp.	2,007	515,919
CoStar Group, Inc.†	46,465	28,476,540

		28,992,459

Commercial Services - Finance — 5.2%
Adyen NV†#*	16,726	12,828,903
Automatic Data Processing, Inc.	10,490	1,791,482
Equifax, Inc.	1,782	248,839
FleetCor Technologies, Inc.†	1,255	385,185
Global Payments, Inc.	7,253	1,313,518
H&R Block, Inc.#	3,008	73,335
IHS Markit, Ltd.†	9,696	704,414
MarketAxess Holdings, Inc.	913	368,688
Moody’s Corp.	1,927	436,793
PayPal Holdings, Inc.†	28,445	3,072,344
S&P Global, Inc.	124,099	32,842,800
TransUnion	202,971	17,518,427

		71,584,728

Computer Aided Design — 1.8%
ANSYS, Inc.†	2,034	518,039
Autodesk, Inc.†	127,241	23,017,897
Cadence Design Systems, Inc.†	3,996	280,719
Synopsys, Inc.†	2,071	292,094

		24,108,749

79

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Data Security — 0.0%
Fortinet, Inc.†	3,431	$360,632

Computer Services — 0.1%
Accenture PLC, Class A	7,085	1,425,219
Leidos Holdings, Inc.	3,268	296,865

		1,722,084

Computer Software — 0.1%
Akamai Technologies, Inc.†	3,988	347,434
Citrix Systems, Inc.	2,975	335,610

		683,044

Computers — 1.3%
Apple, Inc.	68,713	18,363,549

Computers - Memory Devices — 0.1%
NetApp, Inc.	5,752	348,514
Seagate Technology PLC	3,663	218,608

		567,122

Consulting Services — 0.1%
Gartner, Inc.†	2,178	349,482
Verisk Analytics, Inc.	2,728	402,325

		751,807

Consumer Products - Misc. — 0.1%
Clorox Co.	3,040	450,619
Kimberly-Clark Corp.	4,493	612,576

		1,063,195

Containers - Metal/Glass — 1.0%
Ball Corp.	216,879	14,327,027

Containers - Paper/Plastic — 0.0%
Amcor PLC	19,243	197,433

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	11,823	801,836
Estee Lauder Cos., Inc., Class A	3,636	710,729
Procter & Gamble Co.	33,880	4,135,393

		5,647,958

Data Processing/Management — 1.7%
Broadridge Financial Solutions, Inc.	2,762	341,687
Fair Isaac Corp.†	50,735	18,657,796
Fidelity National Information Services, Inc.	14,829	2,048,626
Fiserv, Inc.†	13,799	1,603,996
Jack Henry & Associates, Inc.	894	135,835
Paychex, Inc.	4,794	412,859

		23,200,799

Decision Support Software — 0.0%
MSCI, Inc.	2,047	530,562

Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	82,359	22,841,445

Diagnostic Equipment — 0.3%
Danaher Corp.	8,644	1,261,851
Thermo Fisher Scientific, Inc.	9,681	3,039,350

		4,301,201

Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	2,081	523,538

Dialysis Centers — 0.0%
DaVita, Inc.†	2,199	157,822

Disposable Medical Products — 0.0%
Teleflex, Inc.	1,118	395,034

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.6%
Copart, Inc.†	240,397	$21,395,333
Fastenal Co.	13,862	492,378
WW Grainger, Inc.	1,068	338,503

		22,226,214

Diversified Manufacturing Operations — 0.2%
3M Co.	7,092	1,204,009
Eaton Corp. PLC	4,874	450,845
Illinois Tool Works, Inc.	2,847	496,318
Ingersoll-Rand PLC	5,840	765,682

		2,916,854

E-Commerce/Products — 10.5%
Alibaba Group Holding, Ltd. ADR†	130,313	26,062,600
Amazon.com, Inc.†	65,454	117,869,563
eBay, Inc.	7,242	257,236

		144,189,399

E-Commerce/Services — 3.4%
Booking Holdings, Inc.†	494	940,591
Expedia Group, Inc.	2,095	212,978
IAC/InterActiveCorp†	126,589	28,191,370
MercadoLibre, Inc.†	29,587	17,177,621
TripAdvisor, Inc.	1,701	48,308

		46,570,868

E-Services/Consulting — 0.0%
CDW Corp.	1,469	198,388

Electric Products - Misc. — 0.0%
AMETEK, Inc.	5,520	546,535

Electric - Integrated — 0.4%
Alliant Energy Corp.	3,273	173,469
Ameren Corp.	5,942	441,669
CMS Energy Corp.	3,842	235,515
Dominion Energy, Inc.	9,339	776,164
Eversource Energy	4,302	355,517
NextEra Energy, Inc.	11,816	2,762,817
Pinnacle West Capital Corp.	2,715	237,264
WEC Energy Group, Inc.	3,661	324,548
Xcel Energy, Inc.	5,705	350,800

		5,657,763

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	2,166	211,597

Electronic Components - Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	26,243	1,027,413
Broadcom, Inc.	9,624	3,043,205
Intel Corp.	71,752	4,165,204
Microchip Technology, Inc.#	2,935	277,475
NVIDIA Corp.	7,803	1,691,222
Skyworks Solutions, Inc.	2,532	248,896
Texas Instruments, Inc.	14,896	1,790,648
Xilinx, Inc.	107,725	9,994,725

		22,238,788

Electronic Connectors — 0.0%
Amphenol Corp., Class A	2,732	284,128

Electronic Forms — 2.1%
Adobe, Inc.†	93,276	28,871,720

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,965	320,253
Keysight Technologies, Inc.†	4,534	485,274

		805,527

80

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	1,151	$138,155

Enterprise Software/Service — 0.9%
Coupa Software, Inc.†#	71,453	10,967,321
Oracle Corp.	26,611	1,493,942

		12,461,263

Entertainment Software — 0.1%
Electronic Arts, Inc.†	3,420	345,454
Take-Two Interactive Software, Inc.†	2,736	332,014

		677,468

Finance - Credit Card — 8.1%
Alliance Data Systems Corp.	991	105,948
American Express Co.	8,223	987,747
Discover Financial Services	5,001	424,435
Mastercard, Inc., Class A	185,107	54,093,818
Visa, Inc., Class A	302,790	55,867,783
Western Union Co.#	4,303	115,665

		111,595,396

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	14,624	723,888
E*TRADE Financial Corp.	3,234	143,266

		867,154

Finance - Other Services — 1.9%
Cboe Global Markets, Inc.	2,699	320,911
CME Group, Inc.	120,830	24,495,866
Intercontinental Exchange, Inc.	13,548	1,275,815
Nasdaq, Inc.	1,951	204,465

		26,297,057

Food - Confectionery — 0.0%
Hershey Co.	2,196	325,359

Food - Meat Products — 0.0%
Hormel Foods Corp.#	6,712	298,885

Food - Misc./Diversified — 0.1%
Kellogg Co.	6,011	391,436
Lamb Weston Holdings, Inc.	3,522	295,778
McCormick & Co., Inc.	2,975	503,519

		1,190,733

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	7,816	629,579

Gas - Distribution — 0.0%
Atmos Energy Corp.	1,686	180,335

Home Decoration Products — 0.0%
Newell Brands, Inc.	4,790	92,064

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	6,935	728,175
Marriott International, Inc., Class A	2,644	371,112

		1,099,287

Human Resources — 0.0%
Robert Half International, Inc.	1,308	76,126

Independent Power Producers — 0.0%
NRG Energy, Inc.	6,115	242,949

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,414	276,918

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	5,326	1,258,693

Security Description	Shares	Value (Note 2)

Industrial Gases (continued)
Linde PLC	8,756	$1,805,575

		3,064,268

Instruments - Controls — 0.1%
Honeywell International, Inc.	8,697	1,552,849
Mettler-Toledo International, Inc.†	380	273,376

		1,826,225

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	1,396	129,688
Waters Corp.†	968	214,964

		344,652

Insurance Brokers — 0.1%
Aon PLC	3,592	731,367
Arthur J. Gallagher & Co.	3,014	281,116
Marsh & McLennan Cos., Inc.	7,711	833,328

		1,845,811

Insurance - Life/Health — 0.0%
Globe Life, Inc.	1,092	112,214

Insurance - Multi-line — 0.0%
Cincinnati Financial Corp.	1,763	188,729

Insurance - Property/Casualty — 0.4%
Berkshire Hathaway, Inc., Class B†	22,753	5,012,486
Progressive Corp.	7,490	547,144

		5,559,630

Internet Content - Entertainment — 5.6%
Facebook, Inc., Class A†	251,719	50,756,619
Netflix, Inc.†	83,022	26,123,703
Twitter, Inc.†	18,687	577,615

		77,457,937

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,454	211,862

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,708	279,890
T. Rowe Price Group, Inc.	2,848	351,899

		631,789

Machinery - General Industrial — 0.1%
IDEX Corp.	1,834	298,465
Roper Technologies, Inc.	2,515	906,331
Wabtec Corp.#	2,025	159,104

		1,363,900

Machinery - Pumps — 0.0%
Flowserve Corp.	1,681	81,865
Xylem, Inc.	4,352	337,323

		419,188

Medical Information Systems — 0.1%
Cerner Corp.	7,697	551,028

Medical Instruments — 2.4%
Boston Scientific Corp.†	33,674	1,456,401
Edwards Lifesciences Corp.†	5,027	1,231,313
Intuitive Surgical, Inc.†	44,387	26,317,052
Medtronic PLC	32,433	3,612,712

		32,617,478

Medical Labs & Testing Services — 2.1%
IQVIA Holdings, Inc.†	119,629	17,463,442

81

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Lonza Group AG	34,692	$11,781,403

		29,244,845

Medical Products — 0.6%
Abbott Laboratories	42,725	3,650,851
ABIOMED, Inc.†	1,097	215,209
Baxter International, Inc.	5,308	435,097
Becton Dickinson and Co.	4,111	1,062,694
Cooper Cos., Inc.	516	161,554
Henry Schein, Inc.†	1,612	111,067
Hologic, Inc.†	3,554	182,391
Stryker Corp.	4,576	937,439
Varian Medical Systems, Inc.†	2,202	294,474
Zimmer Biomet Holdings, Inc.	4,963	721,025

		7,771,801

Medical - Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	5,421	617,669
Amgen, Inc.	9,568	2,245,801
Biogen, Inc.†	2,407	721,643
Illumina, Inc.†	3,553	1,139,660
Incyte Corp.†	2,071	195,005
Regeneron Pharmaceuticals, Inc.†	1,140	420,660
Vertex Pharmaceuticals, Inc.†	6,214	1,377,955

		6,718,393

Medical - Drugs — 3.8%
AbbVie, Inc.	18,585	1,630,462
Bristol-Myers Squibb Co.	28,905	1,645,851
Eli Lilly & Co.	20,538	2,410,134
Johnson & Johnson	37,642	5,175,399
Merck & Co., Inc.	61,895	5,396,006
Novartis AG ADR	128,578	11,867,749
Pfizer, Inc.	133,708	5,150,432
Zoetis, Inc.	152,711	18,404,730

		51,680,763

Medical - HMO — 0.1%
Humana, Inc.	3,266	1,114,457
WellCare Health Plans, Inc.†	1,216	391,637

		1,506,094

Medical - Hospitals — 0.1%
HCA Healthcare, Inc.	6,429	891,445
Universal Health Services, Inc., Class B	1,120	156,229

		1,047,674

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.	15,783	179,611

Multimedia — 0.3%
Walt Disney Co.	24,387	3,696,581

Networking Products — 0.4%
Arista Networks, Inc.†	1,315	256,596
Cisco Systems, Inc.	102,627	4,650,029

		4,906,625

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,201	195,118
Waste Management, Inc.	9,436	1,065,419

		1,260,537

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	916	119,419

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 0.3%
Apache Corp.	9,089	$202,503
Cabot Oil & Gas Corp.	6,979	111,245
Cimarex Energy Co.	1,374	63,163
Concho Resources, Inc.	2,673	193,953
ConocoPhillips	26,837	1,608,610
Devon Energy Corp.	9,772	213,909
Diamondback Energy, Inc.	3,941	304,797
Hess Corp.	3,441	213,652
Marathon Oil Corp.	19,437	226,441
Occidental Petroleum Corp.	21,623	833,999

		3,972,272

Oil Companies - Integrated — 0.3%
Exxon Mobil Corp.	57,279	3,902,418

Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	3,661	188,725

Pharmacy Services — 0.1%
Cigna Corp.	5,204	1,040,384

Pipelines — 0.0%
ONEOK, Inc.	5,691	404,346

Real Estate Investment Trusts — 2.3%
American Tower Corp.	10,701	2,290,335
Apartment Investment & Management Co., Class A	3,600	193,572
AvalonBay Communities, Inc.	2,296	492,285
Boston Properties, Inc.	1,841	255,052
Crown Castle International Corp.	4,121	550,813
Digital Realty Trust, Inc.#	2,820	341,079
Duke Realty Corp.	5,854	205,944
Equinix, Inc.	1,230	697,225
Equity Residential	5,731	487,708
Essex Property Trust, Inc.	1,175	366,811
Extra Space Storage, Inc.	2,050	217,403
Federal Realty Investment Trust	809	106,845
Healthpeak Properties, Inc. REIT	11,872	414,095
Host Hotels & Resorts, Inc.	8,293	145,045
Mid-America Apartment Communities, Inc.	1,544	210,154
Public Storage	3,630	764,768
Realty Income Corp.	5,616	430,354
Regency Centers Corp.	1,822	118,503
SBA Communications Corp.	89,940	21,268,112
Simon Property Group, Inc.	4,989	754,387
UDR, Inc.	3,894	187,107
Vornado Realty Trust	1,953	126,105
Welltower, Inc.	9,797	828,532

		31,452,234

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	988	151,213

Respiratory Products — 0.0%
ResMed, Inc.	3,474	519,710

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.	5,025	583,654

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc.	1,122	176,244
AutoZone, Inc.†	593	698,506
O’Reilly Automotive, Inc.†	1,850	818,218

		1,692,968

Retail - Automobile — 0.0%
CarMax, Inc.†	1,801	175,165

82

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 1.0%
Home Depot, Inc.	12,178	$2,685,371
Lowe’s Cos., Inc.	95,638	11,219,294

		13,904,665

Retail - Discount — 0.1%
Dollar General Corp.	6,214	977,835

Retail - Gardening Products — 0.0%
Tractor Supply Co.	2,883	272,271

Retail - Jewelry — 0.0%
Tiffany & Co.	1,183	158,285

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	1,266	48,323
TJX Cos., Inc.	29,225	1,786,524

		1,834,847

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,422	332,549

Retail - Regional Department Stores — 0.0%
Macy’s, Inc.#	3,136	48,044

Retail - Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	617	502,189
Darden Restaurants, Inc.	2,079	246,237
McDonald’s Corp.	18,359	3,570,458
Starbucks Corp.	14,758	1,260,776
Yum! Brands, Inc.	7,356	740,528

		6,320,188

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	4,822	544,645
Maxim Integrated Products, Inc.	3,935	222,996
QUALCOMM, Inc.	14,354	1,199,277

		1,966,918

Semiconductor Equipment — 1.8%
ASML Holding NV	92,316	24,982,556
KLA Corp.	2,118	347,055

		25,329,611

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	5,973	419,544

Telephone - Integrated — 0.4%
Verizon Communications, Inc.	99,985	6,023,096

Tobacco — 0.1%
Philip Morris International, Inc.	19,182	1,590,763

Toys — 0.0%
Hasbro, Inc.	1,736	176,551

Transport - Rail — 1.1%
CSX Corp.	19,295	1,380,364
Kansas City Southern	1,070	163,090
Norfolk Southern Corp.	4,394	850,239
Union Pacific Corp.	71,986	12,668,816

		15,062,509

Transport - Services — 0.1%
Expeditors International of Washington, Inc.	4,127	308,534
FedEx Corp.	2,611	417,891
United Parcel Service, Inc., Class B	8,441	1,010,641

		1,737,066

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	1,383	159,902

Security Description	Shares/ Principal Amount	Value (Note 2)

Water — 0.0%
American Water Works Co., Inc.	2,751	$332,954

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,518	480,283

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	30,077	39,223,115
Alphabet, Inc., Class C†	7,305	9,532,733

		48,755,848

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,002	669,535

Total Common Stocks
(cost $1,152,543,743)		1,367,466,475

EXCHANGE-TRADED FUNDS — 0.4%
iShares S&P 500 Growth ETF# (cost $5,736,385)	31,900	6,041,222

Total Long-Term Investment Securities
(cost $1,158,280,128)		1,373,507,697

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	28,986,366	28,986,366

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 1.55% due 05/14/2020(3)	$100,000	99,286

Total Short-Term Investment Securities
(cost $29,085,662)		29,085,652

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $3,261,068 collateralized by $3,250,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $3,329,238 (cost $3,261,000)	3,261,000	3,261,000

TOTAL INVESTMENTS
(cost $1,190,626,790)(4)	101.8%	1,405,854,349
Liabilities in excess of other assets	(1.8)	(25,414,527)

NET ASSETS	100.0%	$1,380,439,822

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $12,828,903 representing 0.9% of net assets.

(1)

At November 30, 2019, the Fund had loaned securities with a total value of $31,937,456. This was secured by collateral of $28,986,366, which was received in cash and subsequently invested in short-term investments currently valued at $28,986,366 as reported in the Portfolio of Investments. Additional collateral of $3,824,523 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$808,679
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2019 to 02/15/2049	3,015,844

83

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	The security or a portion thereof was pledge as collateral to cover margin requirements for open future contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	December 2019	$773,947	$785,925	$11,978

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,367,466,475	$—	$—	$1,367,466,475
Exchange-Traded Funds	6,041,222	—	—	6,041,222
Short-Term Investment Securities:
Registered Investment Companies	28,986,366	—	—	28,986,366
U.S Government Treasuries	—	99,286	—	99,286
Repurchase Agreements	—	3,261,000	—	3,261,000

Total Investments at Value	$1,402,494,063	$3,360,286	$—	$1,405,854,349

Other Financial Instruments:†

Futures Contracts	$11,978	$—	$—	$11,978

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

84

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	6.8%
Medical — Drugs	5.3
Computers	5.0
Finance — Credit Card	3.7
Diversified Banking Institutions	3.6
Web Portals/ISP	3.5
E-Commerce/Products	3.3
Electric — Integrated	3.1
Electronic Components — Semiconductors	2.6
Cable/Satellite TV	2.6
Commercial Services — Finance	2.6
Real Estate Investment Trusts	2.3
Medical Instruments	2.2
Medical — HMO	2.1
Internet Content — Entertainment	1.9
Diversified Manufacturing Operations	1.9
Retail — Building Products	1.8
Banks — Super Regional	1.8
Insurance — Property/Casualty	1.8
Medical — Biomedical/Gene	1.7
Oil Companies — Integrated	1.6
Insurance — Multi-line	1.6
Beverages — Non-alcoholic	1.5
Chemicals — Diversified	1.5
Transport — Rail	1.5
Semiconductor Components — Integrated Circuits	1.5
Oil Companies — Exploration & Production	1.4
Aerospace/Defense	1.4
Tobacco	1.3
Telephone — Integrated	1.2
Cosmetics & Toiletries	1.1
Retail — Auto Parts	1.0
Computer Services	1.0
Diagnostic Equipment	1.0
Finance — Other Services	1.0
Instruments — Controls	1.0
Food — Misc./Diversified	1.0
Retail — Restaurants	0.9
Pharmacy Services	0.9
Medical Products	0.8
Investment Management/Advisor Services	0.8
Aerospace/Defense — Equipment	0.7
Athletic Footwear	0.7
Oil Refining & Marketing	0.6
E-Commerce/Services	0.6
Tools — Hand Held	0.6
Broadcast Services/Program	0.6
Pipelines	0.5
Non-Hazardous Waste Disposal	0.5
Retail — Consumer Electronics	0.5
Engines — Internal Combustion	0.5
Finance — Investment Banker/Broker	0.5
Beverages — Wine/Spirits	0.5
Retail — Major Department Stores	0.5
Multimedia	0.4
Airlines	0.4
Hotels/Motels	0.4
Semiconductor Equipment	0.3
Entertainment Software	0.3
Building — Residential/Commercial	0.3
Retail — Apparel/Shoe	0.3
Auto — Cars/Light Trucks	0.3
Industrial Gases	0.3
Retail — Discount	0.3
Building Products — Wood	0.3
Banks — Commercial	0.3
Containers — Metal/Glass	0.3
Machinery — Farming	0.2
Data Processing/Management	0.2

Registered Investment Companies	0.2
Electric — Distribution	0.2
Agricultural Biotech	0.2
Networking Products	0.2
Finance — Consumer Loans	0.2
Insurance — Reinsurance	0.2
Auto/Truck Parts & Equipment — Original	0.2
Containers — Paper/Plastic	0.2
Medical — Wholesale Drug Distribution	0.2
Insurance Brokers	0.1
Machinery — Construction & Mining	0.1
Insurance — Life/Health	0.1
Cellular Telecom	0.1
Toys	0.1
Apparel Manufacturers	0.1
Cruise Lines	0.1
Gold Mining	0.1
Wireless Equipment	0.1
Commercial Services	0.1
Metal — Copper	0.1
Consumer Products — Misc.	0.1

99.5%

*	Calculated as a percentage of net assets

85

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 1.4%
Boeing Co.	796	$291,479
General Dynamics Corp.	5,383	978,306
Northrop Grumman Corp.	1,354	476,297

		1,746,082

Aerospace/Defense - Equipment — 0.7%
United Technologies Corp.	6,524	967,770

Agricultural Biotech — 0.2%
Corteva, Inc.	10,683	277,972

Airlines — 0.4%
Delta Air Lines, Inc.	4,806	275,432
Southwest Airlines Co.	2,284	131,649
United Airlines Holdings, Inc.†	1,181	109,597

		516,678

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	1,309	140,508

Applications Software — 6.8%
Intuit, Inc.	2,975	770,198
Microsoft Corp.	46,121	6,981,797
salesforce.com, Inc.†	6,845	1,114,982

		8,866,977

Athletic Footwear — 0.7%
NIKE, Inc., Class B	10,251	958,366

Auto - Cars/Light Trucks — 0.3%
General Motors Co.	10,969	394,884

Auto/Truck Parts & Equipment - Original — 0.2%
Magna International, Inc.	4,567	251,276

Banks - Commercial — 0.3%
Citizens Financial Group, Inc.	3,958	152,225
Regions Financial Corp.	11,505	191,443

		343,668

Banks - Super Regional — 1.8%
Fifth Third Bancorp	7,433	224,402
KeyCorp	34,765	674,093
SunTrust Banks, Inc.	4,984	353,067
Wells Fargo & Co.	19,868	1,082,011

		2,333,573

Beverages - Non-alcoholic — 1.5%
Coca-Cola Co.	33,745	1,801,983
PepsiCo, Inc.	1,117	151,722

		1,953,705

Beverages - Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	3,323	618,277

Broadcast Services/Program — 0.6%
Discovery, Inc., Class A†#	10,896	358,914
Discovery, Inc., Class C†	11,897	363,097

		722,011

Building Products - Wood — 0.3%
Masco Corp.	8,085	376,357

Building - Residential/Commercial — 0.3%
Lennar Corp., Class A	7,055	420,831

Cable/Satellite TV — 2.6%
Altice USA, Inc., Class A†	7,587	194,076
Charter Communications, Inc., Class A†	2,579	1,212,156

Security Description	Shares	Value (Note 2)

Cable/Satellite TV (continued)
Comcast Corp., Class A	45,009	$1,987,147

		3,393,379

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,021	158,750

Chemicals - Diversified — 1.5%
Celanese Corp.	3,472	435,979
Dow, Inc.	6,708	358,006
DuPont de Nemours, Inc.	5,323	344,984
Eastman Chemical Co.	7,203	564,499
LyondellBasell Industries NV, Class A	2,532	234,311

		1,937,779

Commercial Services — 0.1%
Cintas Corp.	310	79,689

Commercial Services - Finance — 2.6%
Automatic Data Processing, Inc.	9,324	1,592,353
H&R Block, Inc.#	1,988	48,467
PayPal Holdings, Inc.†	14,440	1,559,664
S&P Global, Inc.	470	124,386

		3,324,870

Computer Services — 1.0%
Accenture PLC, Class A	3,708	745,901
International Business Machines Corp.	1,667	224,128
Leidos Holdings, Inc.	4,181	379,802

		1,349,831

Computers — 5.0%
Apple, Inc.	23,211	6,203,140
HP, Inc.	16,441	330,135

		6,533,275

Consumer Products - Misc. — 0.1%
Kimberly-Clark Corp.	463	63,125

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	4,512	342,461

Containers - Paper/Plastic — 0.2%
Packaging Corp. of America	359	40,172
WestRock Co.	4,420	178,259

		218,431

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	11,236	1,371,466

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,042	125,061

Data Processing/Management — 0.2%
Fiserv, Inc.†	2,609	303,270

Diagnostic Equipment — 1.0%
Thermo Fisher Scientific, Inc.	4,169	1,308,857

Diversified Banking Institutions — 3.6%
Bank of America Corp.	52,098	1,735,905
Citigroup, Inc.	24,070	1,808,139
Morgan Stanley	22,183	1,097,615

		4,641,659

Diversified Manufacturing Operations — 1.9%
Eaton Corp. PLC	14,242	1,317,385
Ingersoll-Rand PLC	3,911	512,771
Parker-Hannifin Corp.	3,278	651,634

		2,481,790

86

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	2,403	$4,327,322

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	77	146,610
Expedia Group, Inc.	5,096	518,059
Lyft, Inc., Class A†#	1,764	86,401

		751,070

Electric - Distribution — 0.2%
Sempra Energy	1,956	288,060

Electric - Integrated — 3.1%
CMS Energy Corp.	8,258	506,215
Edison International	8,028	554,735
Entergy Corp.	5,844	680,183
FirstEnergy Corp.	4,127	196,817
NextEra Energy, Inc.	5,106	1,193,885
Southern Co.	1,831	113,504
Xcel Energy, Inc.	11,970	736,035

		3,981,374

Electronic Components - Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	18,466	722,944
Intel Corp.	3,634	210,954
NVIDIA Corp.	4,371	947,370
Texas Instruments, Inc.	12,713	1,528,230

		3,409,498

Engines - Internal Combustion — 0.5%
Cummins, Inc.	3,576	653,907

Entertainment Software — 0.3%
Electronic Arts, Inc.†	4,248	429,090

Finance - Consumer Loans — 0.2%
Synchrony Financial	7,056	263,965

Finance - Credit Card — 3.7%
American Express Co.	4,674	561,441
Capital One Financial Corp.	8,543	854,386
Mastercard, Inc., Class A	8,440	2,466,421
Visa, Inc., Class A	5,020	926,240

		4,808,488

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	11,260	557,370
TD Ameritrade Holding Corp.	1,232	63,855

		621,225

Finance - Other Services — 1.0%
Intercontinental Exchange, Inc.	13,415	1,263,291

Food - Misc./Diversified — 1.0%
Conagra Brands, Inc.	2,444	70,558
General Mills, Inc.	7,103	378,732
Mondelez International, Inc., Class A	14,950	785,473

		1,234,763

Gold Mining — 0.1%
Newmont Goldcorp Corp.	2,333	89,587

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	4,502	472,710

Industrial Gases — 0.3%
Linde PLC	1,911	394,067

Instruments - Controls — 1.0%
Honeywell International, Inc.	6,943	1,239,673

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	2,048	$191,017

Insurance - Life/Health — 0.1%
Lincoln National Corp.	1,285	75,879
Principal Financial Group, Inc.	2,034	112,074

		187,953

Insurance - Multi-line — 1.6%
Allstate Corp.	1,537	171,145
Chubb, Ltd.	1,107	167,689
Hartford Financial Services Group, Inc.	13,579	839,997
MetLife, Inc.	15,930	795,066
Voya Financial, Inc.	1,012	58,979

		2,032,876

Insurance - Property/Casualty — 1.8%
Berkshire Hathaway, Inc., Class B†	9,767	2,151,670
Progressive Corp.	1,180	86,199
Travelers Cos., Inc.	262	35,821

		2,273,690

Insurance - Reinsurance — 0.2%
Everest Re Group, Ltd.	657	178,218
RenaissanceRe Holdings, Ltd.	421	79,287

		257,505

Internet Content - Entertainment — 1.9%
Facebook, Inc., Class A†	8,003	1,613,725
Netflix, Inc.†	2,816	886,082

		2,499,807

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	1,800	294,966
BlackRock, Inc.	565	279,624
Franklin Resources, Inc.	8,811	242,215
Invesco, Ltd.	12,381	217,410

		1,034,215

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	1,309	189,452

Machinery - Farming — 0.2%
Deere & Co.	1,856	311,901

Medical Instruments — 2.2%
Boston Scientific Corp.†	24,597	1,063,820
Intuitive Surgical, Inc.†	394	233,603
Medtronic PLC	13,978	1,557,009

		2,854,432

Medical Products — 0.8%
Becton Dickinson and Co.	299	77,291
Zimmer Biomet Holdings, Inc.	6,828	991,972

		1,069,263

Medical - Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	3,577	407,564
Amgen, Inc.	528	123,932
Biogen, Inc.†	1,874	561,844
Illumina, Inc.†	732	234,796
Regeneron Pharmaceuticals, Inc.†	965	356,085
Vertex Pharmaceuticals, Inc.†	2,607	578,102

		2,262,323

Medical - Drugs — 5.3%
AbbVie, Inc.	13,859	1,215,850
Allergan PLC	1,451	268,348

87

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Bristol-Myers Squibb Co.	18,914	$1,076,963
Bristol-Myers Squibb Co. CVR†	3,918	8,424
Eli Lilly & Co.	7,157	839,874
Johnson & Johnson	9,501	1,306,293
Merck & Co., Inc.	18,156	1,582,840
Pfizer, Inc.	14,471	557,423

		6,856,015

Medical - HMO — 2.1%
Anthem, Inc.	2,914	841,155
UnitedHealth Group, Inc.	6,561	1,836,227

		2,677,382

Medical - Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,361	196,855

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	6,441	73,299

Multimedia — 0.4%
Viacom, Inc., Class B	2,514	60,512
Walt Disney Co.	3,305	500,972

		561,484

Networking Products — 0.2%
Cisco Systems, Inc.	5,928	268,598

Non-Hazardous Waste Disposal — 0.5%
Waste Management, Inc.	6,092	687,848

Oil Companies - Exploration & Production — 1.4%
Diamondback Energy, Inc.	4,965	383,993
EOG Resources, Inc.	11,222	795,640
Pioneer Natural Resources Co.	4,608	589,087

		1,768,720

Oil Companies - Integrated — 1.6%
Chevron Corp.	15,574	1,824,183
Exxon Mobil Corp.	3,970	270,476

		2,094,659

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	12,475	756,484

Pharmacy Services — 0.9%
Cigna Corp.	5,684	1,136,345

Pipelines — 0.5%
ONEOK, Inc.	9,730	691,316

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.	2,610	559,610
Boston Properties, Inc.	1,021	141,449
Equinix, Inc.	848	480,689
Equity Residential	3,751	319,210
Federal Realty Investment Trust	1,848	244,065
Mid-America Apartment Communities, Inc.	542	73,772
Prologis, Inc.	7,025	643,139
Public Storage	525	110,607
Ventas, Inc.	4,409	257,089
VICI Properties, Inc.#	4,460	110,296

		2,939,926

Retail - Apparel/Shoe — 0.3%
Ross Stores, Inc.	3,603	418,488

Retail - Auto Parts — 1.0%
Advance Auto Parts, Inc.	346	54,350
AutoZone, Inc.†	842	991,808

Security Description	Shares	Value (Note 2)

Retail - Auto Parts (continued)
O’Reilly Automotive, Inc.†	688	$304,289

		1,350,447

Retail - Building Products — 1.8%
Home Depot, Inc.	6,121	1,349,742
Lowe’s Cos., Inc.	8,611	1,010,156

		2,359,898

Retail - Consumer Electronics — 0.5%
Best Buy Co., Inc.	8,330	671,731

Retail - Discount — 0.3%
Target Corp.	1,592	199,016
Walmart, Inc.	1,597	190,187

		389,203

Retail - Major Department Stores — 0.5%
TJX Cos., Inc.	10,034	613,378

Retail - Restaurants — 0.9%
McDonald’s Corp.	1,635	317,975
Yum! Brands, Inc.	8,280	833,547

		1,151,522

Semiconductor Components - Integrated Circuits — 1.5%
Analog Devices, Inc.	9,971	1,126,225
NXP Semiconductors NV	6,585	761,094

		1,887,319

Semiconductor Equipment — 0.3%
Teradyne, Inc.	6,944	434,625

Telephone - Integrated — 1.2%
AT&T, Inc.	3,944	147,427
Verizon Communications, Inc.	23,561	1,419,314

		1,566,741

Tobacco — 1.3%
Altria Group, Inc.	9,382	466,285
Philip Morris International, Inc.	15,394	1,276,625

		1,742,910

Tools - Hand Held — 0.6%
Snap-on, Inc.	1,175	188,540
Stanley Black & Decker, Inc.	3,405	537,105

		725,645

Toys — 0.1%
Hasbro, Inc.	1,538	156,415

Transport - Rail — 1.5%
Kansas City Southern	476	72,552
Norfolk Southern Corp.	6,057	1,172,030
Union Pacific Corp.	3,668	645,531

		1,890,113

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	1,822	2,376,052
Alphabet, Inc., Class C†	1,667	2,175,368

		4,551,420

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	497	83,148

Total Long-Term Investment Securities
(cost $99,611,699)		$128,617,086

88

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $297,228)	297,228	$297,228

TOTAL INVESTMENTS
(cost $99,908,927)(3)	99.5%	128,914,314
Other assets less liabilities	0.5	621,623

NET ASSETS	100.0%	$129,535,937

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2019.
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $604,078. This was secured by collateral of $297,228, which was received in cash and subsequently invested in short-term investments currently valued at $297,228 as reported in the Portfolio of Investments. Additional collateral of $324,919 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 05/21/2020	$101
United States Treasury Notes/Bonds	zero coupon to 8.00%	12/31/2019 to 02/15/2049	324,818

(3)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
6	Long	S&P 500 E-Mini Index	December 2019	$924,675	$943,110	$18,435

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$128,617,086	$—	$—	$128,617,086
Short-Term Investment Securities	297,228	—	—	297,228

Total Investments at Value	$128,914,314	$—	$—	$128,914,314

Other Financial Instruments:†

Futures Contracts	$18,435	$—	$—	$18,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

89

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	28.6%
Medical — Drugs	17.8
Medical Products	12.8
Medical — HMO	10.6
Diagnostic Equipment	6.9
Medical Instruments	6.4
Therapeutics	3.0
Pharmacy Services	2.2
Electronic Measurement Instruments	2.0
Medical — Hospitals	2.0
Registered Investment Companies	1.6
Medical Labs & Testing Services	1.1
Drug Delivery Systems	1.0
Disposable Medical Products	0.9
Diagnostic Kits	0.7
Patient Monitoring Equipment	0.5
Dental Supplies & Equipment	0.5
Diversified Manufacturing Operations	0.4
Medical — Outpatient/Home Medical	0.4
Instruments — Controls	0.3
Medical — Generic Drugs	0.3
Veterinary Diagnostics	0.2
Applications Software	0.2
Enterprise Software/Service	0.2
Commercial Services	0.2
Medical Information Systems	0.2
Medical Imaging Systems	0.1
Healthcare Safety Devices	0.1
Health Care Providers & Services	0.1

101.3%

*	Calculated as a percentage of net assets

90

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Dental Supplies & Equipment — 0.5%
Envista Holdings Corp.†#	127,128	$3,574,840
SmileDirectClub, Inc.†	10,428	103,967

		3,678,807

Diagnostic Equipment — 6.9%
Adaptive Biotechnologies Corp.†	17,121	465,520
Avantor, Inc.†	267,393	4,580,442
Danaher Corp.	121,448	17,728,979
GenMark Diagnostics, Inc.†#	92,065	513,723
Quanterix Corp.†	50,393	1,276,455
Thermo Fisher Scientific, Inc.	99,497	31,237,083

		55,802,202

Diagnostic Kits — 0.7%
DiaSorin SpA	18,099	2,418,682
Quidel Corp.†	53,789	3,691,001

		6,109,683

Disposable Medical Products — 0.9%
Teleflex, Inc.	20,325	7,181,635

Diversified Manufacturing Operations — 0.4%
General Electric Co.	296,900	3,346,063

Drug Delivery Systems — 1.0%
DexCom, Inc.†	36,034	8,190,889

Electronic Measurement Instruments — 2.0%
Agilent Technologies, Inc.	167,177	13,502,886
Sartorius AG (Preference Shares)	14,649	3,087,354

		16,590,240

Enterprise Software/Service — 0.2%
Veeva Systems, Inc., Class A†	9,100	1,357,538

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	11,600	800,748

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	3,676	2,644,551

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	58,468	1,221,981

Medical Information Systems — 0.1%
Phreesia, Inc.†#	17,329	487,291

Medical Instruments — 6.4%
Alcon, Inc.†	98,031	5,412,292
Boston Scientific Corp.†	20,900	903,925
Bruker Corp.	91,323	4,674,824
Intuitive Surgical, Inc.†	68,647	40,700,806
NuVasive, Inc.†	5,406	390,530
Silk Road Medical, Inc.†	4,896	176,354

		52,258,731

Medical Labs & Testing Services — 0.8%
Catalent, Inc.†	45,989	2,390,968
Evotec SE†#	42,189	934,705
Lonza Group AG	5,277	1,792,069
Natera, Inc.†	16,000	583,840
SI-BONE, Inc.†	14,550	258,845
Wuxi Biologics Cayman, Inc.†*	79,000	892,630

		6,853,057

Medical Products — 12.5%
ABIOMED, Inc.†	14,629	2,869,917
AtriCure, Inc.†	36,900	1,097,775
Becton Dickinson and Co.	133,394	34,482,349
Cooper Cos., Inc.	17,475	5,471,248

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Hologic, Inc.†	193,612	$9,936,168
ICU Medical, Inc.†	14,414	2,702,337
iRhythm Technologies, Inc.†#	17,229	1,242,039
Nevro Corp.†	39,749	4,443,143
Novocure, Ltd.†	32,350	2,982,023
Penumbra, Inc.†#	23,318	4,125,420
Shockwave Medical, Inc.†#	71,272	2,791,011
Stryker Corp.	104,548	21,417,703
West Pharmaceutical Services, Inc.	34,920	5,134,288
Zimmer Biomet Holdings, Inc.	18,850	2,738,528

		101,433,949

Medical - Biomedical/Gene — 28.6%
10X Genomics, Inc., Class A†	9,432	612,042
Abcam PLC	61,923	1,069,176
ACADIA Pharmaceuticals, Inc.†#	233,468	10,573,766
Acceleron Pharma, Inc.†#	54,656	2,675,958
Acerta Pharma BV, Class B(2)†	9,771,120	879,401
Adverum Biotechnologies, Inc.†#	52,250	570,047
Akero Therapeutics, Inc.†#	9,896	194,852
Alexion Pharmaceuticals, Inc.†	99,562	11,344,094
Allakos, Inc.†#	12,284	1,166,980
Allogene Therapeutics, Inc.†	54,288	1,529,836
Alnylam Pharmaceuticals, Inc.†	62,508	7,322,187
Amarin Corp. PLC ADR†#	212,336	4,516,387
Amgen, Inc.	86,260	20,246,947
Apellis Pharmaceuticals, Inc.†	21,097	567,087
Ardelyx, Inc.†	43,900	326,177
Argenx SE ADR†	49,800	7,372,890
Audentes Therapeutics, Inc.†	8,037	233,314
Autolus Therapeutics PLC ADR†#	14,468	217,020
Avrobio, Inc.†	12,888	206,724
BeiGene, Ltd. ADR†	16,784	3,412,019
Biogen, Inc.†	31,849	9,548,649
BioMarin Pharmaceutical, Inc.†	69,751	5,629,603
Bluebird Bio, Inc.†#	33,359	2,700,077
Blueprint Medicines Corp.†#	41,972	3,443,383
Cara Therapeutics, Inc.†#	78,934	2,050,705
Constellation Pharmaceuticals, Inc.†#	14,600	679,776
Cortexyme, Inc.†	2,386	62,633
CRISPR Therapeutics AG†#	17,867	1,280,171
Deciphera Pharmaceuticals, Inc.†	24,982	1,181,399
Denali Therapeutics, Inc.†#	22,500	400,275
Dicerna Pharmaceuticals, Inc.†	78,667	1,892,728
Epizyme, Inc.†	31,700	523,684
Exact Sciences Corp.†#	65,442	5,301,456
Exagen, Inc.†	24,566	438,257
Exelixis, Inc.†	107,530	1,788,224
Fate Therapeutics, Inc.†	34,366	536,797
FibroGen, Inc.†	46,387	1,965,417
Genmab A/S†	4,359	1,015,500
Guardant Health, Inc.†	30,322	2,355,110
Homology Medicines, Inc.†#	45,297	724,752
HTG Molecular Diagnostics, Inc.†#	91,620	60,469
IGM Biosciences, Inc.†	20,843	471,260
Illumina, Inc.†	11,315	3,629,399
Immunomedics, Inc.†#	75,352	1,415,111
Incyte Corp.†	85,731	8,072,431
Insmed, Inc.†#	53,374	1,230,271
Intercept Pharmaceuticals, Inc.†#	14,819	1,605,935
Ionis Pharmaceuticals, Inc.†	41,054	2,625,814
Iovance Biotherapeutics, Inc.†#	159,953	3,651,727
Karuna Therapeutics, Inc.†#	26,118	1,877,362
Karyopharm Therapeutics, Inc.†	4,600	80,592
Krystal Biotech, Inc.†#	21,258	1,201,290

91

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Menlo Therapeutics, Inc.†	29,200	$115,632
Mirati Therapeutics, Inc.†#	22,400	2,257,248
Moderna, Inc.†#	4,863	99,011
Nektar Therapeutics†#	24,929	505,809
Orchard Therapeutics PLC ADR†	67,651	770,545
PTC Therapeutics, Inc.†	66,481	3,121,948
Puma Biotechnology, Inc.†#	22,100	209,729
Radius Health, Inc.†	36,062	807,789
RAPT Therapeutics, Inc.†#	12,732	329,886
RAPT Theraputics(1)	10,814	266,181
Regeneron Pharmaceuticals, Inc.†	30,530	11,265,570
REGENXBIO, Inc.†	20,267	848,377
Rocket Pharmaceuticals, Inc.†#	33,975	597,620
Sage Therapeutics, Inc.†#	87,995	13,618,986
Scholar Rock Holding Corp.†#	13,078	111,294
Seattle Genetics, Inc.†	89,520	10,773,732
Stoke Therapeutics, Inc.†#	21,278	521,311
Translate Bio, Inc.†#	8,400	84,420
Ultragenyx Pharmaceutical, Inc.†#	48,818	1,935,634
Verily Life Sciences LLC Series B(1)(2)	6,986	861,094
Vertex Pharmaceuticals, Inc.†	162,563	36,048,345
WaVe Life Sciences, Ltd.†#	13,468	446,464
Zai Lab, Ltd. ADR†	10,058	400,308
Zeneca, Inc. CVR†(2)	23,110	14,213
Zymeworks, Inc.†#	34,025	1,483,150

		231,971,457

Medical - Drugs — 17.8%
AbbVie, Inc.	163,800	14,370,174
Aimmune Therapeutics, Inc.†#	74,728	2,086,406
Alkermes PLC†	62,738	1,318,753
Allergan PLC	29,323	5,422,996
Ascendis Pharma A/S ADR†	76,304	8,788,695
Astellas Pharma, Inc.	181,300	3,093,305
AstraZeneca PLC ADR	252,830	12,257,198
Bayer AG	39,523	2,991,369
Bristol-Myers Squibb Co.	156,963	8,937,473
Bristol-Myers Squibb Co. CVR†	117,209	251,999
Chugai Pharmaceutical Co., Ltd.	59,000	5,152,090
Daiichi Sankyo Co., Ltd.	102,400	6,419,705
Eisai Co., Ltd.	24,100	1,785,674
Eli Lilly & Co.	82,241	9,650,981
Enanta Pharmaceuticals, Inc.†	29,160	1,856,326
Galapagos NV†#	13,772	2,713,622
Global Blood Therapeutics, Inc.†	64,524	4,290,846
Ipsen SA	11,111	1,254,701
Kadmon Holdings, Inc.†	85,854	379,475
Merck & Co., Inc.	180,788	15,761,098
Milestone Pharmaceuticals, Inc.†#	33,922	574,978
Minerva Neurosciences, Inc.†	47,580	297,375
MyoKardia, Inc.†#	45,247	2,947,842
Myovant Sciences, Ltd.†#	576	10,259
Novartis AG	58,621	5,396,649
Odonate Therapeutics, Inc.†#	23,658	813,362
Otsuka Holdings Co., Ltd.	9,000	392,545
PhaseBio Pharmaceuticals, Inc.†#	37,926	123,639
PRA Health Sciences, Inc.†	23,800	2,589,678
Principia Biopharma, Inc.†	19,546	700,333
Progenics Pharmaceuticals, Inc.†#	128,200	669,204
Reata Pharmaceuticals, Inc., Class A†#	26,003	5,073,965
Rhythm Pharmaceuticals, Inc.†	18,727	420,421
Roche Holding AG	32,668	10,068,278
Supernus Pharmaceuticals, Inc.†	1,802	42,131
Tricida, Inc.†#	81,337	3,250,226
Turning Point Therapeutics, Inc.†#	19,364	1,088,644

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Zealand Pharma A/S†	19,056	$586,114
Zogenix, Inc.†#	19,900	950,822

		144,779,351

Medical - Generic Drugs — 0.3%
Kodiak Sciences, Inc.†#	54,120	1,601,952
Momenta Pharmaceuticals, Inc.†	42,832	719,578
Perrigo Co. PLC	740	37,910

		2,359,440

Medical - HMO — 10.6%
Anthem, Inc.	34,903	10,075,100
Centene Corp.†	250,814	15,166,723
Humana, Inc.	36,017	12,290,081
Molina Healthcare, Inc.†	39,193	5,310,651
UnitedHealth Group, Inc.	147,573	41,301,256
WellCare Health Plans, Inc.†	6,789	2,186,533

		86,330,344

Medical - Hospitals — 2.0%
Acadia Healthcare Co., Inc.†	31,610	1,016,578
HCA Healthcare, Inc.	111,432	15,451,161

		16,467,739

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	14,590	2,377,587
Pennant Group, Inc.†	37,541	879,210

		3,256,797

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	22,400	4,159,680

Pharmacy Services — 2.0%
Cigna Corp.	78,374	15,668,530
JAND, Inc. (dba Warby Parker), Class A(1)(2)†	36,095	567,305

		16,235,835

Therapeutics — 3.0%
Agios Pharmaceuticals, Inc.†#	29,129	1,133,118
Axsome Therapeutics, Inc.†#	34,500	1,358,265
G1 Therapeutics, Inc.†#	24,412	527,299
GW Pharmaceuticals PLC ADR†#	19,810	2,022,799
Neurocrine Biosciences, Inc.†	93,751	10,932,304
Sarepta Therapeutics, Inc.†	56,383	6,342,524
Xencor, Inc.†#	61,689	2,430,547

		24,746,856

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	70,288	1,947,680

Total Common Stocks
(cost $562,297,383)		800,212,544

CONVERTIBLE PREFERRED SECURITIES — 1.3%
Applications Software — 0.2%
Outset Medical, Inc Series C(1)(2)†	320,192	858,114
Outset Medical, Inc. Series D(1)(2)†	171,126	532,202

		1,390,316

Commercial Services — 0.2%
Ginkgo Bioworks Series E(1)(2)	8,722	1,309,957

Health Care Providers & Services — 0.1%
Freenome Holdings, Inc. Series B(1)(2)	94,602	431,108

92

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Medical Information Systems — 0.1%
Doximity, Inc. Series C(1)(2)†	64,785	$751,506

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C(1)(2)†	160,251	271,140

Medical Labs & Testing Services — 0.3%
Tempus Labs, Inc. Series D(1)(2)†	60,677	1,459,961
Tempus Labs, Inc. Series E(1)(2)†	39,722	981,344
Tempus Labs, Inc. Series F(1)(2)†	10,551	261,239

		2,702,544

Medical Products — 0.3%
Becton Dickinson and Co. Series A 6.13%	26,711	1,663,027
Kardium, Inc. Series D-5(1)(2)†	542,402	525,544

		2,188,571

Medical - Biomedical/Gene — 0.1%
Seer, Inc. Series D(1)(2)	142,683	463,720

Pharmacy Services — 0.2%
JAND, Inc. (dba Warby Parker). Series D(1)(2)†	75,264	1,182,924
JAND, Inc. (dba Warby Parker) Series E(1)(2)†	2,948	46,334

		1,229,258

Total Convertible Preferred Securities
(cost $8,399,151)		10,738,120

Total Long-Term Investment Securities
(cost $570,696,534)		810,950,664

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(4)	778,217	778,217
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	11,275,766	11,275,766
T. Rowe Price Government Reserve Fund 1.65%(4)	1,195,085	1,195,085

Total Short-Term Investment Securities
(cost $13,249,068)		13,249,068

TOTAL INVESTMENTS
(cost $583,945,602)(5)	101.3%	824,199,732
Liabilities in excess of other assets	(1.3)	(10,538,913)

NET ASSETS	100.0%	$813,660,819

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $892,630 representing 0.1% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

JAND, Inc. (dba Warby Parker).
Class A	4/23/2015	33,706	$387,123
	3/9/2018	2,389	37,548

		36,095	424,671	$567,305	$15.72	0.07%

RAPT Theraputics	6/7/2019	10,814	148,742	266,181	24.61	0.03%
Verily Life Sciences LLC
Series B	1/25/2019	6,986	861,094	861,094	123.26	0.10%
Convertible Preferred Securities

Doximity, Inc.
Series C	4/10/2014	64,785	312,316	751,506	11.60	0.09%
Freenome Holdings, Inc.
Series B	6/24/2019	94,602	431,111	431,108	4.56	0.05%
Gingko Bioworks
Series E	9/9/2019	6,443	967,674	1,309,957	150.19	0.16%
	9/30/2019	2,279	324,284

		8,722	1,291,958

JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	1,182,924	15.72	0.15%
JAND, Inc. (dba Warby Parker).
Series E	3/9/2018	2,948	46,334	46,334	15.72	0.01%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	858,114	2.68	0.10%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	532,202	3.11	0.07%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	271,140	1.69	0.03%
Seer, Inc.
Series D	11/15/2019	142,683	463,720	463,720	3.25	0.06%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	1,459,961	24.06	0.18%
Tempus Labs, Inc.
Series E	8/23/2018	39,722	665,058	981,344	24.71	0.12%
Tempus Labs, Inc.
Series F	5/1/2019	10,551	261,239	261,239	24.76	0.03%

				$10,769,673		1.32%

93

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(2)	Securities classified as Level 3 (see Note 2).
(3)

At November 30, 2019, the Fund had loaned securities with a total value of $81,037,330. This was secured by collateral of $11,275,766, which was received in cash and subsequently invested in short-term investments currently valued at $11,275,766 as reported in the Portfolio of Investments. Additional collateral of $71,208,219 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$261,896
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	1,977,108
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	68,969,215

(4)	The rate shown is the 7-day yield as of November 30, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical - Biomedical/Gene	$229,950,568	$266,181	$1,754,708	$231,971,457
Pharmacy Services	15,668,530	—	567,305	16,235,835
Other Industries	552,005,252	—	—	552,005,252
Convertible Preferred Securities:
Medical Products	1,663,027	—	525,544	2,188,571
Other Industries	—	—	8,549,549	8,549,549
Short-Term Investment Securities	13,249,068	—	—	13,249,068

Total Investments at Value	$812,536,445	$266,181	$11,397,106	$824,199,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2019	$2,209,214	$6,643,599
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	112,799	382,390
Change in unrealized depreciation(1)	—	(137,685)
Net purchases	—	2,186,789
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of November 30, 2019	$2,322,013	$9,075,093

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$112,799	$244,705

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2019.

94

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,428,399	Market Approach	Market Transaction Price*	$15.717 - $123.26 ($69.4885)

	893,614	Income Approach	Estimated Future Cash Distribution*	$0.09 - $0.615 ($0.3525)

Preferred Securities	5,243,472	Market Approach	Market Transaction Price*	$0.96892 - $150.19000 ($25.38351)

	1,390,316	Market Approach	Market Transaction Price*	$2.1900
			Conversion Rate*	1.00 - 1.32 (1.16)
			Expected Cumulative Dividend at Conversion	$0.2205 - $0.4936 ($0.35705)

	2,441,305	Market Approach	Market Transaction Price*	$24.7596
			Discount for Future Cumulative Dividend Variance	0.22% - 2.82% (1.52%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

95

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

United States Treasury Notes	29.8%
United States Treasury Bonds	21.6
Sovereign	21.1
Diversified Banking Institutions	10.5
Diversified Financial Services	5.0
Banks — Commercial	2.3
Pipelines	1.9
Insurance — Life/Health	1.3
Gold Mining	0.6
Registered Investment Companies	0.6
Pharmacy Services	0.5
Insurance — Multi-line	0.5
Chemicals — Diversified	0.5
Oil Companies — Integrated	0.5
Building Products — Wood	0.4
Banks — Super Regional	0.4
Oil Companies — Exploration & Production	0.3
Federal Home Loan Mtg. Corp.	0.3
Finance — Consumer Loans	0.3
Machinery — Farming	0.2
Trucking/Leasing	0.2
Federal National Mtg. Assoc.	0.2
Diversified Minerals	0.2
Aerospace/Defense — Equipment	0.2
Banks — Money Center	0.2
Chemicals — Specialty	0.1
Real Estate Investment Trusts	0.1
Electric — Integrated	0.1
Medical — Drugs	0.1
Metal — Diversified	0.1

100.1%

Credit Quality#†

Aaa	66.7%
Aa	0.4
A	9.0
Baa	12.8
Ba	2.4
B	0.1
Not Rated@	8.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

96

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061	$3,500,000	$3,675,761
Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	6,000,000	6,642,004
Benchmark Mtg. Trust Series 2018-B8, Class A5 4.23% due 01/15/2052(2)	5,160,000	5,840,447
Benchmark Mtg. Trust VRS Series 2018-B7, Class A4 4.51% due 05/15/2053(2)(3)	6,000,000	6,909,475
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 2.84% (1 ML+1.07%) due 12/15/2037*(2)	750,000	751,403
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	1,500,000	1,496,551
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(2)	3,050,000	3,138,271
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(2)	3,000,000	3,031,313
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(2)	2,040,000	2,021,128
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 2.57% (1 ML+0.85%) due 08/20/2030*(2)	435,747	435,332
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,661,949	1,735,221

Total Asset Backed Securities
(cost $34,345,488)		35,676,906

U.S. CORPORATE BONDS & NOTES — 10.6%
Aerospace/Defense - Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	1,180,000	1,194,908

Banks - Commercial — 0.2%
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	1,600,000	1,582,162

Banks - Super Regional — 0.4%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	558,000	603,421
Wells Fargo & Co. FRS Senior Notes 3.21% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,940,600

		2,544,021

Building Products - Wood — 0.4%
Masco Corp. Senior Notes 3.50% due 11/15/2027	3,009,000	3,122,632

Security Description	Principal Amount(1)	Value (Note 2)

Chemicals - Diversified — 0.5%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	$1,915,000	$2,158,269
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,228,000	1,477,232

		3,635,501

Diversified Banking Institutions — 6.4%
Bank of America Corp. FRS Senior Notes 2.85% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,987,500
Bank of America Corp. FRS Senior Notes 3.85% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,601,232
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	2,831,396
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,145,430
Citigroup, Inc. FRS Senior Notes 2.36% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,969,600
Citigroup, Inc. FRS Senior Notes 2.71% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,997,800
Citigroup, Inc. FRS Senior Notes 4.21% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,948,800
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,902,000	3,602,944
Goldman Sachs Group, Inc. FRS Senior Notes 3.15% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,086,340
JPMorgan Chase & Co. FRS Senior Notes 2.96% (CPIYOY+1.25%) due 12/20/2023	2,000,000	2,016,200
JPMorgan Chase & Co. FRS Senior Notes 3.71% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,007,700
JPMorgan Chase & Co. FRS Senior Notes 3.79% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,934,000
Morgan Stanley FRS Senior Notes 3.30% (CPIYOY+1.55%) due 08/24/2023	468,000	470,925
Morgan Stanley FRS Senior Notes 3.35% (CPIYOY+1.6%) due 09/26/2028	1,402,000	1,461,585
Morgan Stanley FRS Senior Notes 3.75% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,785,805

97

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 3.75% (CPIYOY+2.00%) due 01/24/2020	$2,203,000	$2,189,231
Morgan Stanley FRS Senior Notes 3.75% (CPIYOY+2.00%) due 02/11/2020	2,000,000	1,985,000
Morgan Stanley FRS Senior Notes 3.75% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,932,887
Morgan Stanley FRS Senior Notes 3.75% (CPIYOY+2.00%) due 06/09/2023	664,000	676,450

		45,630,825

Finance - Consumer Loans — 0.3%
SLM Corp. FRS Senior Notes 3.90% (CPIYOY+2.15%) due 12/15/2020	2,017,000	2,009,436

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	4,880
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/30/2014†	578,000	7,225
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	12,200

		24,305

Gold Mining — 0.1%
Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	781,000	772,915

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	512,000	533,731

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	412,000	427,748

Oil Companies - Exploration & Production — 0.3%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	2,000,000	1,994,660
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	478,000	496,678

		2,491,338

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,488,000	3,961,952

Security Description	Principal Amount(1)	Value (Note 2)

Pipelines — 0.8%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	$580,000	$585,590
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	886,807
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,308,376
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	524,000	443,933
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,148,381
MPLX LP Senior Notes 4.25% due 12/01/2027*	1,274,000	1,335,840

		5,708,927

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	719,000	767,622

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,397,722

Total U.S. Corporate Bonds & Notes
(cost $73,719,080)		75,805,745

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Banks - Commercial — 2.0%
Barclays Bank PLC FRS Senior Notes 2.75% (CPIYOY+1.00%) due 05/22/2023	9,800,000	9,716,700
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	675,000	741,260
Intesa Sanpaolo SpA Senior Notes 4.00% due 09/23/2029*	3,561,000	3,600,805

		14,058,765

Chemicals - Specialty — 0.1%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	910,000	912,841

Diversified Banking Institutions — 3.1%
BNP Paribas SA FRS Senior Notes 2.85% (CPIYOY+1.14%) due 12/21/2020	431,000	431,000
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,647,270
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	2,729,000	2,753,267
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	1,142,000	1,205,272

98

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	$1,434,000	$1,517,286
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	10,190,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	738,000	767,811
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,500,000	1,608,037
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	828,000	952,461

		22,072,404

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	1,157,000	1,203,863

Gold Mining — 0.5%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,627,000	1,697,051
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,807,000	2,154,523

		3,851,574

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,392,000	1,451,818

Oil Companies - Integrated — 0.5%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	2,352,000	2,469,670
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	1,002,000	1,074,404

		3,544,074

Total Foreign Corporate Bonds & Notes
(cost $45,775,337)		47,095,339

U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Mtg. Corp. — 0.3%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.22% (1 ML+0.45%) due 12/15/2038(5)	309,800	310,274
Series 3925, Class FL 2.22% (1 ML+0.45%) due 01/15/2041(5)	1,118,496	1,121,768
Series 4001, Class FM 2.27% (1 ML+0.50%) due 02/15/2042(5)	337,227	338,648
Series 3355, Class BF 2.47% (1 ML+0.70%) due 08/15/2037(5)	347,275	350,967

		2,121,657

Security Description	Principal Amount(1)	Value (Note 2)

Federal National Mtg. Assoc. — 0.2%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.11% (1 ML+0.40%) due 09/25/2042(5)	$617,613	$617,752
Series 2011-103, Class FD 2.16% (1 ML+0.45%) due 05/25/2040(5)	615,056	616,912

		1,234,664

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. FRS Series 2010-14, Class FN 2.44% (1 ML+0.55%) due 02/16/2040(5)	305,550	307,618

Total U.S. Government Agencies
(cost $3,655,419)		3,663,939

U.S. GOVERNMENT TREASURIES — 51.4%
United States Treasury Bonds — 21.6%
United States Treasury Bonds TIPS(6) 0.63% due 02/15/2043	6,527,404	6,721,789
0.75% due 02/15/2042	3,219,053	3,401,164
0.75% due 02/15/2045	8,551,676	9,036,857
0.88% due 02/15/2047	4,148,157	4,526,902
1.00% due 02/15/2046	7,487,243	8,388,619
1.00% due 02/15/2048	5,518,254	6,220,518
1.00% due 02/15/2049	4,081,320	4,627,934
1.38% due 02/15/2044	4,720,613	5,668,397
1.75% due 01/15/2028	13,971,498	15,668,063
2.00% due 01/15/2026	4,540,571	5,028,559
2.13% due 02/15/2040	2,850,960	3,775,011
2.13% due 02/15/2041	4,889,033	6,534,456
2.38% due 01/15/2025	4,086,300	4,532,485
2.38% due 01/15/2027	5,092,680	5,866,926
2.50% due 01/15/2029	10,164,895	12,245,131
3.63% due 04/15/2028	22,065,416	28,226,167
3.88% due 04/15/2029	18,351,385	24,495,996

		154,964,974

United States Treasury Notes — 29.8%
United States Treasury Notes TIPS(6) 0.13% due 04/15/2020	6,797,618	6,778,472
0.13% due 04/15/2021	2,599,944	2,582,263
0.13% due 01/15/2022	5,671,950	5,638,016
0.13% due 04/15/2022	10,979,696	10,898,854
0.13% due 07/15/2022	2,567,927	2,563,531
0.13% due 01/15/2023	15,461,860	15,367,783
0.13% due 07/15/2024	19,923,137	19,912,754
0.13% due 10/15/2024	10,007,300	10,009,784
0.13% due 07/15/2026	6,835,202	6,824,816
0.25% due 01/15/2025	7,696,471	7,715,699
0.25% due 07/15/2029	10,037,500	10,114,421
0.38% due 07/15/2023	11,032,800	11,121,792
0.38% due 07/15/2025	7,531,841	7,630,163
0.38% due 01/15/2027	9,289,746	9,398,042
0.38% due 07/15/2027	15,609,651	15,864,764
0.50% due 01/15/2028	10,929,345	11,185,123
0.63% due 04/15/2023	13,127,482	13,254,868
0.63% due 01/15/2024	8,252,850	8,382,589
0.63% due 01/15/2026	6,115,645	6,272,165
0.75% due 07/15/2028	10,433,070	10,948,211
1.13% due 01/15/2021	4,460,098	4,489,295
1.25% due 07/15/2020	15,893,550	16,021,014

		212,974,419

Total U.S. Government Treasuries
(cost $348,934,940)		367,939,393

99

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 21.1%
Sovereign — 21.1%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(6)	AUD	22,448,150	$16,490,728
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	16,100,500	13,139,856
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	17,887,920	19,485,349
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	37,712,640	30,645,105
Government of Canada Bonds 4.25% due 12/01/2026(6)	CAD	11,632,725	11,260,615
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	36,387,700	26,060,080
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	14,152,590	16,070,800
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,681,420	12,539,914
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	2,010,837	2,886,192
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	44,154,914	2,245,421

Total Foreign Government Obligations
(cost $152,496,540)			150,824,060

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	229,447

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.3%
Banks - Commercial — 0.1%
Corestates Capital II FRS 2.65% (3 ML+0.65%) due 01/15/2027*		669,000	632,205

Banks - Money Center — 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,127,825

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 12/20/2019(7)		3,161,000	2,884,412
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022#(7)		2,799,000	2,819,993
HSBC Holdings PLC 6.00% due 05/22/2027(7)		1,018,000	1,076,535
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	395,053

			7,175,993

Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 4.02% (3 ML+2.11%) due 05/15/2067		819,000	733,492

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

Insurance - Life/Health — 1.3%
Prudential Financial, Inc. 5.70% due 09/15/2048	$8,376,000	$9,585,159

Insurance - Multi-line — 0.5%
Genworth Holdings, Inc. FRS 3.91% (3 ML+2.00%) due 11/15/2066	800,000	464,000
Hartford Financial Services Group, Inc. FRS 4.03% (3 ML+2.13%) due 02/12/2067*	3,832,000	3,457,510

		3,921,510

Pipelines — 1.1%
Enbridge, Inc. 5.50% due 07/15/2077#	2,670,000	2,736,750
Energy Transfer Operating LP 6.25% due 02/15/2023(7)	2,554,000	2,298,600
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)	475,000	237,500
Enterprise Products Operating LLC 5.25% due 08/16/2077	1,029,000	1,034,145
MPLX LP Series B 6.88% due 02/15/2023(7)	1,271,000	1,274,178

		7,581,173

Total Preferred Securities/Capital Securities
(cost $30,115,238)		30,757,357

Total Long-Term Investment Securities
(cost $689,280,873)		711,992,186

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(8)	2,391,291	2,391,291
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(8)(9)	1,948,328	1,948,328

Total Short-Term Investment Securities
(cost $4,339,619)		4,339,619

TOTAL INVESTMENTS
(cost $693,620,492)(10)	100.1%	716,331,805
Liabilities in excess of other assets	(0.1)	(743,290)

NET ASSETS	100.0%	$715,588,515

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $47,372,808 representing 6.6% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of November 30, 2019.

100

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(9)

At November 30, 2019, the Fund had loaned securities with a total value of $2,183,998. This was secured by collateral of $1,948,328, which was received in cash and subsequently invested in short-term investments currently valued at $1,948,328 as reported in the Portfolio of Investments. Additional collateral of $283,621 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	$34,987
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2020 to 05/15/2048	248,634

(10)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$35,676,906	$—	$35,676,906
U.S. Corporate Bonds & Notes	—	75,805,745	—	75,805,745
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	11,882,404	10,190,000	22,072,404
Other Industries	—	25,022,935	—	25,022,935
U.S. Government Agencies	—	3,663,939	—	3,663,939
U.S. Government Treasuries	—	367,939,393	—	367,939,393
Foreign Government Obligations	—	150,824,060	—	150,824,060
Preferred Securities	229,447	—	—	229,447
Preferred Securities/Capital Securities	—	30,757,357	—	30,757,357
Short-Term Investment Securities	4,339,619	—	—	4,339,619

Total Investment at Value	$4,569,066	$701,572,739	$10,190,000	$716,331,805

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2019	$10,080,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	110,000
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/2019	$10,190,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2019 includes:

Foreign Corporate Bonds & Notes
$110,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2019.

The Fund’s security classified as Level 3, with a fair value of $10,190,000 at November 30, 2019, is attributable to valuations from a single broker which was deemed to be indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Financial Statements

101

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Repurchase Agreements	15.1%
Medical — Drugs	6.8
Registered Investment Companies	4.5
Banks — Commercial	4.4
Diversified Banking Institutions	4.4
Exchange — Traded Funds	3.5
Oil Companies — Integrated	3.2
Auto — Cars/Light Trucks	2.7
Food — Misc./Diversified	2.4
Telephone — Integrated	2.1
Cosmetics & Toiletries	2.0
Insurance — Life/Health	1.7
Insurance — Multi-line	1.6
Electric — Integrated	1.6
Real Estate Investment Trusts	1.3
Chemicals — Diversified	1.2
Food — Retail	1.2
Transport — Rail	1.1
Electronic Components — Misc.	1.0
Metal — Diversified	0.9
Semiconductor Equipment	0.9
U.S. Government Treasuries	0.9
Brewery	0.9
Tobacco	0.9
Industrial Automated/Robotic	0.9
Commercial Services	0.9
Beverages — Wine/Spirits	0.8
Enterprise Software/Service	0.8
Medical Products	0.8
Aerospace/Defense — Equipment	0.8
Cellular Telecom	0.8
Diversified Minerals	0.8
Diversified Manufacturing Operations	0.8
Finance — Other Services	0.8
Import/Export	0.8
Real Estate Operations & Development	0.7
Textile — Apparel	0.7
Chemicals — Specialty	0.7
Medical — Biomedical/Gene	0.7
Building — Heavy Construction	0.7
Retail — Apparel/Shoe	0.6
Insurance — Property/Casualty	0.6
Audio/Video Products	0.6
Machinery — Electrical	0.6
Computer Services	0.6
Apparel Manufacturers	0.6
Machinery — General Industrial	0.5
Gas — Distribution	0.5
Insurance — Reinsurance	0.5
Real Estate Management/Services	0.5
Soap & Cleaning Preparation	0.5
Food — Dairy Products	0.5
Transport — Services	0.4
Building & Construction Products — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Building Products — Cement	0.4
Building — Residential/Commercial	0.4
Human Resources	0.4
Industrial Gases	0.4
Building & Construction — Misc.	0.4
Electronic Components — Semiconductors	0.4
Office Automation & Equipment	0.4
Toys	0.4
Investment Companies	0.3
Aerospace/Defense	0.3
Rubber — Tires	0.3
Athletic Footwear	0.3
Electric — Distribution	0.3
Machinery — Construction & Mining	0.3

Oil Companies — Exploration & Production	0.3
Internet Content — Information/News	0.3
Power Converter/Supply Equipment	0.3
Food — Catering	0.3
Paper & Related Products	0.3
Telecom Services	0.3
Oil Refining & Marketing	0.3
Optical Supplies	0.3
Distribution/Wholesale	0.3
Public Thoroughfares	0.3
Hotels/Motels	0.3
Retail — Jewelry	0.2
Electric — Generation	0.2
Investment Management/Advisor Services	0.2
Multimedia	0.2
Steel — Producers	0.2
Medical Instruments	0.2
Diversified Operations	0.2
Commercial Services — Finance	0.2
Casino Hotels	0.2
Instruments — Controls	0.2
Retail — Building Products	0.2
Building Products — Air & Heating	0.2
Dialysis Centers	0.2
Semiconductor Components — Integrated Circuits	0.2
Coatings/Paint	0.2
Private Equity	0.2
Machinery — Farming	0.2
Finance — Investment Banker/Broker	0.2
Networking Products	0.2
Resorts/Theme Parks	0.2
Electronic Measurement Instruments	0.2
Advertising Services	0.2
Airport Development/Maintenance	0.1
Medical Labs & Testing Services	0.1
Beverages — Non-alcoholic	0.1
Finance — Leasing Companies	0.1
Water	0.1
Auto — Heavy Duty Trucks	0.1
Security Services	0.1
Electric Products — Misc.	0.1
Electronic Security Devices	0.1
Publishing — Periodicals	0.1
Energy — Alternate Sources	0.1
Computers — Integrated Systems	0.1
Food — Confectionery	0.1
Computer Aided Design	0.1
Wireless Equipment	0.1
Gambling (Non-Hotel)	0.1
Computer Data Security	0.1
Electric — Transmission	0.1
Casino Services	0.1
Web Portals/ISP	0.1
E-Commerce/Products	0.1
Advertising Agencies	0.1
Gold Mining	0.1
Machine Tools & Related Products	0.1
Building — Maintenance & Services	0.1
Fisheries	0.1
Rental Auto/Equipment	0.1
Diversified Operations/Commercial Services	0.1
Miscellaneous Manufacturing	0.1
Retail — Home Furnishings	0.1
Bicycle Manufacturing	0.1
Diagnostic Equipment	0.1
Medical — Generic Drugs	0.1
Applications Software	0.1
Gas — Transportation	0.1
Electronics — Military	0.1

102

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Meat Products	0.1%
Diagnostic Kits	0.1
Telecommunication Equipment	0.1
Metal — Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail — Discount	0.1
Respiratory Products	0.1
Filtration/Separation Products	0.1
Leisure Products	0.1
Tools — Hand Held	0.1

103.9%

Country Allocation*

United States	24.0%
Japan	19.8
United Kingdom	12.3
France	8.3
Switzerland	7.5
Germany	7.0
Australia	5.4
Netherlands	4.0
Spain	2.2
Hong Kong	2.0
Sweden	2.0
Italy	1.5
Denmark	1.4
Singapore	1.0
Finland	0.9
Belgium	0.8
Jersey	0.6
Ireland	0.6
Cayman Islands	0.5
Norway	0.5
Israel	0.5
Luxembourg	0.2
Bermuda	0.2
New Zealand	0.2
Austria	0.2
SupraNational	0.2
Portugal	0.1

103.9%

*	Calculated as a percentage of net assets

103

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 79.9%
Australia — 5.4%
AGL Energy, Ltd.	46,199	$637,792
Alumina, Ltd.	188,700	294,841
AMP, Ltd.#	238,550	315,450
APA Group	80,758	600,872
Aristocrat Leisure, Ltd.	41,068	942,243
ASX, Ltd.	14,268	788,573
Aurizon Holdings, Ltd.	143,587	561,367
AusNet Services	125,630	147,859
Australia & New Zealand Banking Group, Ltd.	201,583	3,386,953
Bank of Queensland, Ltd.#	26,615	140,959
Bendigo & Adelaide Bank, Ltd.#	32,122	217,925
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	209,337	5,413,198
BlueScope Steel, Ltd.	37,164	365,754
Boral, Ltd.	82,816	287,926
Brambles, Ltd.	111,996	950,714
Caltex Australia, Ltd.	17,767	415,328
Challenger, Ltd.#	41,315	227,476
CIMIC Group, Ltd.	7,629	173,591
Coca-Cola Amatil, Ltd.	36,036	277,385
Cochlear, Ltd.	4,237	670,594
Coles Group, Ltd.	81,100	891,959
Commonwealth Bank of Australia	125,786	6,876,300
Computershare, Ltd.	32,796	393,308
Crown Resorts, Ltd.	26,919	235,065
CSL, Ltd.	32,109	6,156,769
Dexus	77,563	641,630
Flight Centre Travel Group, Ltd.#	4,202	125,144
Fortescue Metals Group, Ltd.#	98,450	647,936
Goodman Group	116,569	1,168,517
GPT Group	137,797	573,216
Harvey Norman Holdings, Ltd.#	39,521	114,948
Incitec Pivot, Ltd.	123,358	269,509
Insurance Australia Group, Ltd.	169,510	904,640
LendLease Group	40,862	533,710
Macquarie Group, Ltd.	22,909	2,139,174
Magellan Financial Group, Ltd.#	8,820	313,147
Medibank Private, Ltd.	200,714	442,587
Mirvac Group	274,370	625,418
National Australia Bank, Ltd.	200,032	3,502,960
Newcrest Mining, Ltd.	55,681	1,158,503
Orica, Ltd.	27,724	445,935
Origin Energy, Ltd.	125,305	737,380
QBE Insurance Group, Ltd.	94,018	806,369
Ramsay Health Care, Ltd.	11,299	557,760
REA Group, Ltd.	3,971	280,309
Rio Tinto, Ltd.	26,376	1,728,767
Santos, Ltd.	125,818	693,592
Scentre Group	378,348	1,008,304
SEEK, Ltd.	24,730	387,908
Sonic Healthcare, Ltd.	30,803	627,555
South32, Ltd.	357,933	653,686
Stockland	172,428	588,983
Suncorp Group, Ltd.	88,472	800,692
Sydney Airport	81,016	503,057
Tabcorp Holdings, Ltd.	138,872	449,939
Telstra Corp., Ltd.	291,845	761,979
TPG Telecom, Ltd.#	24,261	114,707
Transurban Group	190,095	1,973,707
Treasury Wine Estates, Ltd.	52,547	664,650
Vicinity Centres	242,195	439,040
Washington H. Soul Pattinson & Co., Ltd.#	7,655	115,569
Wesfarmers, Ltd.	81,100	2,324,251
Westpac Banking Corp.	244,082	4,048,180

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.	66,566	$1,553,821
Woolworths Group, Ltd.	89,556	2,408,489
Worley, Ltd.#	22,817	231,501

		69,437,370

Austria — 0.2%
ANDRITZ AG	5,428	211,693
Erste Group Bank AG	20,673	740,202
OMV AG	10,710	610,491
Raiffeisen Bank International AG	10,543	247,520
Verbund AG	4,839	251,523
voestalpine AG	8,261	218,883

		2,280,312

Belgium — 0.8%
Ageas	12,703	762,442
Anheuser-Busch InBev SA NV	54,090	4,282,802
Colruyt SA	4,269	221,049
Groupe Bruxelles Lambert SA	6,021	610,930
KBC Group NV	17,896	1,304,018
Proximus SADP	11,273	340,045
Solvay SA#	5,313	608,747
Telenet Group Holding NV†#	3,294	148,644
UCB SA	9,282	752,223
Umicore SA	14,025	602,293

		9,633,193

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	47,000	318,215
Dairy Farm International Holdings, Ltd.	24,326	142,307
Hongkong Land Holdings, Ltd.	83,800	460,900
Jardine Matheson Holdings, Ltd.	15,386	865,001
Jardine Strategic Holdings, Ltd.	15,461	490,887
Kerry Properties, Ltd.	46,500	149,989
NWS Holdings, Ltd.	108,000	144,864
Shangri-La Asia, Ltd.	76,000	78,834
Yue Yuen Industrial Holdings, Ltd.	52,500	155,259

		2,806,256

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	21,600	282,001
BeiGene, Ltd. ADR†#	2,557	519,813
CK Asset Holdings, Ltd.	185,308	1,232,144
CK Hutchison Holdings, Ltd.	191,808	1,742,139
Melco Resorts & Entertainment, Ltd. ADR	14,706	312,944
MGM China Holdings, Ltd.#	69,600	103,492
Sands China, Ltd.	177,200	837,552
WH Group, Ltd.*	678,000	696,357
Wharf Real Estate Investment Co., Ltd.	87,000	482,898
Wynn Macau, Ltd.	114,800	252,535

		6,461,875

Denmark — 1.4%
AP Moller — Maersk A/S, Series A	282	366,112
AP Moller — Maersk A/S, Series B	454	634,466
Carlsberg A/S, Class B	7,611	1,094,837
Chr. Hansen Holding A/S#	7,495	569,134
Coloplast A/S, Class B	8,249	974,492
Danske Bank A/S	47,747	644,596
Demant A/S†#	7,179	219,643
DSV A/S	15,523	1,690,064
Genmab A/S†	4,622	1,076,770
H. Lundbeck A/S	4,909	188,048
ISS A/S	11,839	271,706
Novo Nordisk A/S, Class B	125,897	7,076,265

104

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, Class B	15,193	$725,812
Orsted A/S*	13,325	1,227,957
Pandora A/S	7,115	286,400
Tryg A/S	7,967	229,068
Vestas Wind Systems A/S	13,444	1,279,362

		18,554,732

Finland — 0.9%
Elisa Oyj	10,120	540,848
Fortum Oyj	32,722	771,106
Kone Oyj, Class B	24,420	1,528,658
Metso Oyj	7,488	287,084
Neste Oyj	30,061	1,016,067
Nokia Oyj	400,796	1,418,060
Nokian Renkaat Oyj	8,381	226,771
Nordea Bank Abp	230,526	1,632,526
Orion Oyj, Class B	7,400	322,027
Sampo Oyj, Class A	31,983	1,293,149
Stora Enso Oyj, Class R	40,938	550,237
UPM-Kymmene Oyj	37,990	1,269,001
Wartsila Oyj Abp	32,816	330,297

		11,185,831

France — 8.3%
Accor SA	13,405	573,453
Aeroports de Paris	2,199	430,018
Air Liquide SA	33,477	4,538,283
Alstom SA	13,321	580,866
Amundi SA*	4,267	322,956
Arkema SA	4,745	491,705
Atos SE	6,676	566,920
AXA SA	136,929	3,725,357
BioMerieux	2,876	259,975
BNP Paribas SA	79,774	4,479,602
Bollore SA	62,795	268,423
Bouygues SA	15,583	636,582
Bureau Veritas SA	20,443	535,124
Capgemini SE	11,338	1,340,917
Carrefour SA	42,064	694,202
Casino Guichard Perrachon SA#	4,178	183,840
Cie de Saint-Gobain	35,192	1,424,835
Cie Generale des Etablissements Michelin SCA	12,203	1,464,057
CNP Assurances	12,765	252,013
Covivio	3,236	357,936
Credit Agricole SA	79,281	1,084,374
Danone SA	43,785	3,604,339
Dassault Aviation SA	161	219,057
Dassault Systemes SE	9,148	1,441,204
Edenred	16,741	830,882
Eiffage SA	5,685	620,680
Electricite de France SA	41,631	427,644
Engie SA	129,463	2,048,158
EssilorLuxottica SA	20,329	3,157,901
Eurazeo SE	2,854	194,472
Eutelsat Communications SA	11,271	184,893
Faurecia SA	5,345	283,477
Gecina SA	3,284	567,300
Getlink SE	31,265	527,348
Hermes International	2,248	1,684,103
ICADE	2,383	238,513
Iliad SA#	1,955	248,874
Imerys SA	2,546	100,977
Ingenico Group SA	4,268	455,441
Ipsen SA	2,658	300,153

Security Description	Shares	Value (Note 2)

France (continued)
JCDecaux SA	4,947	$141,703
Kering SA	5,368	3,233,143
Klepierre SA	14,735	528,727
L’Oreal SA	17,979	5,124,192
Legrand SA	19,248	1,520,012
LVMH Moet Hennessy Louis Vuitton SE	19,738	8,856,884
Natixis SA	68,466	286,102
Orange SA#	141,400	2,336,706
Pernod Ricard SA#	15,176	2,787,124
Peugeot SA	41,562	1,003,692
Publicis Groupe SA	15,045	662,009
Remy Cointreau SA	1,783	229,630
Renault SA	13,573	649,799
Safran SA	23,256	3,803,458
Sanofi	80,043	7,452,378
Sartorius Stedim Biotech	1,965	311,954
Schneider Electric SE	38,836	3,748,021
SCOR SE	11,282	484,622
SEB SA	1,597	248,077
Societe BIC SA#	1,822	125,456
Societe Generale SA	54,565	1,716,863
Sodexo SA	6,423	748,664
Suez	26,068	385,841
Teleperformance	4,099	970,912
Thales SA	7,432	728,062
TOTAL SA	170,122	8,928,852
Ubisoft Entertainment SA†	5,591	339,394
Valeo SA	16,828	662,969
Veolia Environnement SA	37,862	969,400
Vinci SA	36,054	3,931,555
Vivendi SA	64,971	1,783,738
Wendel SA	2,062	277,830
Worldline SA†*	5,840	377,993

		106,702,616

Germany — 7.0%
1&1 Drillisch AG	3,752	99,289
adidas AG	12,817	3,992,569
Allianz SE	30,160	7,221,948
Axel Springer SE†	3,455	237,898
BASF SE	65,311	4,908,643
Bayer AG	66,310	5,018,792
Bayerische Motoren Werke AG	23,321	1,883,278
Bayerische Motoren Werke AG (Preference Shares)	3,981	245,609
Beiersdorf AG	7,163	835,313
Brenntag AG	11,150	594,666
Carl Zeiss Meditec AG	2,860	349,746
Commerzbank AG	71,324	413,397
Continental AG	7,919	1,034,709
Covestro AG*	12,353	578,395
Daimler AG	64,828	3,656,756
Delivery Hero SE†*	7,992	422,630
Deutsche Bank AG	139,746	1,007,502
Deutsche Boerse AG	13,585	2,084,099
Deutsche Lufthansa AG	17,562	333,174
Deutsche Post AG	70,201	2,617,201
Deutsche Telekom AG	235,411	3,951,492
Deutsche Wohnen SE	25,137	981,732
E.ON SE	155,437	1,626,485
Evonik Industries AG	13,245	384,354
Fraport AG Frankfurt Airport Services Worldwide	2,772	236,129
Fresenius Medical Care AG & Co. KGaA	15,139	1,110,130
Fresenius SE & Co. KGaA	29,462	1,611,229
Fuchs Petrolub SE (Preference Shares)	5,403	233,337

105

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	11,544	$370,985
Hannover Rueck SE	4,290	796,380
HeidelbergCement AG	10,443	771,989
Henkel AG & Co. KGaA	7,591	734,272
Henkel AG & Co. KGaA (Preference Shares)	12,683	1,339,718
HOCHTIEF AG	1,759	216,075
HUGO BOSS AG	4,860	228,895
Infineon Technologies AG	88,952	1,899,994
KION Group AG	5,015	332,717
Knorr-Bremse AG	3,436	334,179
LANXESS AG	6,214	414,181
Merck KGaA	9,357	1,092,712
METRO AG	12,056	194,251
MTU Aero Engines AG	3,634	984,480
Muenchener Rueckversicherungs-Gesellschaft AG	10,268	2,947,974
Porsche Automobil Holding SE (Preference Shares)	10,897	806,511
Puma SE	5,930	445,556
RWE AG	38,865	1,152,221
SAP SE	69,824	9,498,713
Sartorius AG (Preference Shares)	2,528	532,789
Siemens AG	54,333	7,010,648
Siemens Healthineers AG*	10,641	516,055
Symrise AG	8,980	871,003
Telefonica Deutschland Holding AG	53,043	161,930
thyssenkrupp AG	28,752	360,474
TUI AG	31,357	431,309
Uniper SE	14,171	457,437
United Internet AG	8,730	295,749
Volkswagen AG	2,310	440,654
Volkswagen AG (Preference Shares)	13,109	2,534,315
Vonovia SE	36,134	1,882,560
Wirecard AG	8,322	1,098,368
Zalando SE†*	8,906	383,639

		89,209,235

Hong Kong — 2.0%
AIA Group, Ltd.	860,000	8,613,128
Bank of East Asia, Ltd.	85,600	193,113
BOC Hong Kong Holdings, Ltd.	265,500	902,179
CLP Holdings, Ltd.	118,500	1,221,626
Galaxy Entertainment Group, Ltd.	154,000	1,007,250
Hang Lung Properties, Ltd.	146,000	299,160
Hang Seng Bank, Ltd.	54,600	1,113,197
Henderson Land Development Co., Ltd.	102,231	491,693
Hong Kong & China Gas Co., Ltd.	722,616	1,377,282
Hong Kong Exchanges & Clearing, Ltd.	85,000	2,684,193
Hysan Development Co., Ltd.	44,000	165,814
Link REIT	150,000	1,532,949
MTR Corp., Ltd.	109,000	611,276
New World Development Co., Ltd.	435,000	567,919
PCCW, Ltd.	296,000	178,476
Power Assets Holdings, Ltd.	100,500	699,053
Sino Land Co., Ltd.	236,000	353,937
SJM Holdings, Ltd.	141,000	143,737
Sun Hung Kai Properties, Ltd.	114,500	1,666,002
Swire Pacific, Ltd., Class A	35,500	319,489
Swire Properties, Ltd.	84,600	263,157
Techtronic Industries Co., Ltd.	100,500	755,543
Vitasoy International Holdings, Ltd.#	52,000	199,948
Wharf Holdings, Ltd.	87,000	210,497
Wheelock & Co., Ltd.	58,000	360,460

		25,931,078

Security Description	Shares	Value (Note 2)

Ireland — 0.6%
AIB Group PLC	57,638	$188,594
Bank of Ireland Group PLC	67,506	339,133
CRH PLC	57,650	2,205,807
DCC PLC	6,981	596,628
Flutter Entertainment PLC#	5,559	636,933
James Hardie Industries PLC CDI	31,649	619,958
Kerry Group PLC, Class A	11,285	1,447,165
Kingspan Group PLC	10,883	586,541
Smurfit Kappa Group PLC	16,002	567,667

		7,188,426

Isle of Man — 0.0%
GVC Holdings PLC	38,647	425,664

Israel — 0.5%
Azrieli Group, Ltd.	2,644	206,231
Bank Hapoalim B.M.	77,903	628,263
Bank Leumi Le-Israel B.M.	107,071	776,620
Check Point Software Technologies, Ltd.†	8,881	1,046,892
CyberArk Software, Ltd.†	2,643	323,900
Elbit Systems, Ltd.	1,658	274,676
Israel Chemicals, Ltd.	50,805	238,264
Israel Discount Bank, Ltd., Class A	82,710	380,752
Mizrahi Tefahot Bank, Ltd.	10,165	271,640
NICE, Ltd.†	4,310	653,509
Teva Pharmaceutical Industries, Ltd. ADR†#	77,423	806,748
Wix.com, Ltd.†#	3,370	407,399

		6,014,894

Italy — 1.5%
Assicurazioni Generali SpA	77,850	1,589,269
Atlantia SpA	35,133	778,765
Davide Campari-Milano SpA	40,454	369,247
Enel SpA	578,403	4,368,826
Eni SpA	181,577	2,743,395
FinecoBank Banca Fineco SpA	43,325	537,453
Intesa Sanpaolo SpA	1,058,103	2,681,721
Leonardo SpA	29,108	340,405
Mediobanca Banca di Credito Finanziario SpA	44,112	493,272
Moncler SpA	12,722	557,409
Pirelli & C SpA*	28,567	162,082
Poste Italiane SpA*	37,230	434,363
Prysmian SpA	17,080	389,324
Recordati SpA	7,375	309,320
Snam SpA	147,897	735,177
Telecom Italia SpA†	648,161	405,740
Telecom Italia SpA (RSP)	450,374	277,363
Terna Rete Elettrica Nazionale SpA	101,169	649,800
UniCredit SpA	142,159	1,967,418

		19,790,349

Japan — 19.8%
ABC-Mart, Inc.	2,300	153,186
Acom Co., Ltd.	29,500	122,361
Advantest Corp.	14,200	694,075
Aeon Co., Ltd.	46,500	948,650
AEON Financial Service Co., Ltd.	8,100	122,475
Aeon Mall Co., Ltd.	8,200	131,778
AGC, Inc.	13,200	481,787
Air Water, Inc.	11,500	184,706
Aisin Seiki Co., Ltd.	11,600	438,756
Ajinomoto Co., Inc.	32,700	544,925
Alfresa Holdings Corp.	12,900	266,474
Alps Alpine Co., Ltd.	14,202	320,617
Amada Holdings Co., Ltd.	24,800	276,424

106

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc.	8,700	$296,240
Aozora Bank, Ltd.	8,300	211,415
Asahi Group Holdings, Ltd.	25,800	1,241,266
Asahi Intecc Co., Ltd.	13,800	402,193
Asahi Kasei Corp.	91,100	1,023,320
Astellas Pharma, Inc.	133,800	2,282,870
Bandai Namco Holdings, Inc.	14,100	854,979
Bank of Kyoto, Ltd.	3,700	152,624
Benesse Holdings, Inc.	4,800	126,649
Bridgestone Corp.	40,600	1,622,813
Brother Industries, Ltd.	17,300	342,981
Calbee, Inc.	5,300	170,687
Canon, Inc.	71,600	1,982,075
Casio Computer Co., Ltd.	15,400	293,635
Central Japan Railway Co.	10,200	2,059,011
Chiba Bank, Ltd.	42,800	244,002
Chubu Electric Power Co., Inc.	45,800	638,535
Chugai Pharmaceutical Co., Ltd.	16,300	1,423,374
Chugoku Electric Power Co., Inc.#	19,900	263,079
Coca-Cola Bottlers Japan Holdings, Inc.	8,802	211,415
Concordia Financial Group, Ltd.	76,400	309,914
Credit Saison Co., Ltd.	10,700	176,940
CyberAgent, Inc.	7,249	250,342
Dai Nippon Printing Co., Ltd.	18,300	489,371
Dai-ichi Life Holdings, Inc.	75,800	1,220,916
Daicel Corp.	19,000	186,780
Daifuku Co., Ltd.	6,991	406,858
Daiichi Sankyo Co., Ltd.	40,300	2,526,505
Daikin Industries, Ltd.	17,600	2,531,744
Daito Trust Construction Co., Ltd.	5,200	635,896
Daiwa House Industry Co., Ltd.	40,100	1,226,942
Daiwa House REIT Investment Corp.	133	363,804
Daiwa Securities Group, Inc.	114,700	581,595
Denso Corp.	31,000	1,384,386
Dentsu, Inc.	15,300	554,940
Disco Corp.#	1,900	410,013
East Japan Railway Co.	22,000	2,024,028
Eisai Co., Ltd.	17,800	1,318,880
Electric Power Development Co., Ltd.	10,300	247,019
FamilyMart Co., Ltd.	18,000	424,942
FANUC Corp.	13,700	2,616,587
Fast Retailing Co., Ltd.	4,100	2,498,095
Fuji Electric Co., Ltd.	8,100	249,390
FUJIFILM Holdings Corp.	25,600	1,209,659
Fujitsu, Ltd.	14,100	1,281,888
Fukuoka Financial Group, Inc.	10,900	207,633
GMO Payment Gateway, Inc.#	2,900	205,600
Hakuhodo DY Holdings, Inc.	17,100	276,368
Hamamatsu Photonics KK	10,100	409,241
Hankyu Hanshin Holdings, Inc.	16,600	712,804
Hikari Tsushin, Inc.	1,500	349,733
Hino Motors, Ltd.	18,400	180,041
Hirose Electric Co., Ltd.	2,335	287,142
Hisamitsu Pharmaceutical Co., Inc.	4,100	201,151
Hitachi Chemical Co., Ltd.	7,600	273,574
Hitachi Construction Machinery Co., Ltd.	7,900	208,299
Hitachi High-Technologies Corp.	4,400	287,022
Hitachi Metals, Ltd.	16,200	226,745
Hitachi, Ltd.	68,700	2,698,917
Honda Motor Co., Ltd.	115,900	3,247,593
Hoshizaki Corp.	3,900	340,989
Hoya Corp.	27,400	2,500,809
Hulic Co., Ltd.	21,500	241,803
Idemitsu Kosan Co., Ltd.	13,976	381,529

Security Description	Shares	Value (Note 2)

Japan (continued)
IHI Corp.	11,100	$258,904
Iida Group Holdings Co., Ltd.	10,500	186,584
Inpex Corp.	72,800	711,006
Isetan Mitsukoshi Holdings, Ltd.	24,300	216,459
Isuzu Motors, Ltd.	39,200	458,596
ITOCHU Corp.	95,700	2,087,905
Itochu Techno-Solutions Corp.	6,800	181,594
J. Front Retailing Co., Ltd.	17,400	228,598
Japan Airlines Co., Ltd.	8,900	276,623
Japan Airport Terminal Co., Ltd.	3,000	155,955
Japan Exchange Group, Inc.	36,200	615,488
Japan Post Bank Co., Ltd.	29,600	286,657
Japan Post Holdings Co., Ltd.	111,900	1,051,986
Japan Prime Realty Investment Corp.	56	255,045
Japan Real Estate Investment Corp.	92	626,193
Japan Retail Fund Investment Corp.	180	409,977
Japan Tobacco, Inc.#	85,300	1,944,003
JFE Holdings, Inc.	36,100	460,093
JGC Corp.	14,300	207,860
JSR Corp.	13,000	230,058
JTEKT Corp.	14,800	183,893
JXTG Holdings, Inc.	232,000	1,031,394
Kajima Corp.	31,300	412,644
Kakaku.com, Inc.	10,700	258,176
Kamigumi Co., Ltd.	7,500	166,233
Kaneka Corp.	3,900	126,312
Kansai Electric Power Co., Inc.	51,600	588,340
Kansai Paint Co., Ltd.	12,600	317,489
Kao Corp.	35,100	2,761,694
Kawasaki Heavy Industries, Ltd.	10,400	233,550
KDDI Corp.	126,000	3,613,485
Keihan Holdings Co., Ltd.	7,200	351,925
Keikyu Corp.	16,399	337,254
Keio Corp.	7,400	474,606
Keisei Electric Railway Co., Ltd.	9,400	387,319
Keyence Corp.	13,000	4,446,759
Kikkoman Corp.	9,900	497,465
Kintetsu Group Holdings Co., Ltd.	12,400	701,256
Kirin Holdings Co., Ltd.	58,700	1,299,439
Kobayashi Pharmaceutical Co., Ltd.	3,401	279,028
Kobe Steel, Ltd.	22,300	113,889
Koito Manufacturing Co., Ltd.	7,500	386,460
Komatsu, Ltd.	65,700	1,540,833
Konami Holdings Corp.	6,600	290,640
Konica Minolta, Inc.	32,200	210,931
Kose Corp.	2,379	378,840
Kubota Corp.	74,400	1,147,726
Kuraray Co., Ltd.	22,500	271,961
Kurita Water Industries, Ltd.	7,400	206,880
Kyocera Corp.	22,900	1,558,049
Kyowa Kirin Co., Ltd.	18,100	384,142
Kyushu Electric Power Co., Inc.	27,100	238,677
Kyushu Railway Co.	11,500	391,371
Lawson, Inc.	3,500	190,581
LINE Corp.†#	4,300	202,321
Lion Corp.	15,800	318,295
LIXIL Group Corp.	19,400	327,897
M3, Inc.	30,600	841,497
Makita Corp.	15,800	522,553
Marubeni Corp.	112,200	828,469
Marui Group Co., Ltd.	14,700	353,751
Maruichi Steel Tube, Ltd.#	3,300	94,971
Mazda Motor Corp.	39,800	352,711
McDonald’s Holdings Co. Japan, Ltd.#	4,700	232,306

107

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mebuki Financial Group, Inc.	66,900	$172,972
Medipal Holdings Corp.	12,000	257,421
MEIJI Holdings Co., Ltd.	8,100	550,582
Mercari, Inc.†#	5,300	116,890
Minebea Mitsumi, Inc.	26,800	520,060
MISUMI Group, Inc.	19,500	482,801
Mitsubishi Chemical Holdings Corp.	91,200	676,324
Mitsubishi Corp.	96,100	2,516,309
Mitsubishi Electric Corp.	129,800	1,792,451
Mitsubishi Estate Co., Ltd.	84,100	1,541,699
Mitsubishi Gas Chemical Co., Inc.	11,700	183,001
Mitsubishi Heavy Industries, Ltd.	22,200	849,423
Mitsubishi Materials Corp.	7,900	211,042
Mitsubishi Motors Corp.#	47,700	213,540
Mitsubishi Tanabe Pharma Corp.	16,300	298,286
Mitsubishi UFJ Financial Group, Inc.	874,100	4,616,666
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,000	186,259
Mitsui & Co., Ltd.	117,700	2,085,598
Mitsui Chemicals, Inc.	13,300	318,724
Mitsui Fudosan Co., Ltd.	64,300	1,599,643
Mitsui OSK Lines, Ltd.	7,899	207,118
Mizuho Financial Group, Inc.	1,711,300	2,645,397
MonotaRO Co., Ltd.#	8,900	250,441
MS&AD Insurance Group Holdings, Inc.	33,800	1,093,470
Murata Manufacturing Co., Ltd.	40,800	2,364,764
Nabtesco Corp.	8,300	254,790
Nagoya Railroad Co., Ltd.	13,000	413,914
NEC Corp.	19,000	759,445
Nexon Co., Ltd.†	35,000	477,411
NGK Insulators, Ltd.	19,000	313,325
NGK Spark Plug Co., Ltd.	11,300	226,196
NH Foods, Ltd.	6,500	272,578
Nidec Corp.	15,900	2,351,843
Nikon Corp.	22,800	312,665
Nintendo Co., Ltd.	8,000	3,095,336
Nippon Building Fund, Inc.	95	713,444
Nippon Electric Glass Co., Ltd.#	5,500	116,628
Nippon Express Co., Ltd.	5,300	336,047
Nippon Paint Holdings Co., Ltd.	10,400	554,895
Nippon Prologis REIT, Inc.#	142	381,028
Nippon Steel Corp.	57,400	841,951
Nippon Telegraph & Telephone Corp.	45,700	2,307,651
Nippon Yusen KK	11,700	200,852
Nissan Chemical Corp.	8,700	344,566
Nissan Motor Co., Ltd.	166,000	1,029,471
Nisshin Seifun Group, Inc.	14,100	264,854
Nissin Foods Holdings Co., Ltd.	4,200	314,650
Nitori Holdings Co., Ltd.	5,600	877,438
Nitto Denko Corp.	11,500	645,105
Nomura Holdings, Inc.	236,100	1,209,458
Nomura Real Estate Holdings, Inc.	9,000	217,487
Nomura Real Estate Master Fund, Inc.	276	503,813
Nomura Research Institute, Ltd.	23,700	499,962
NSK, Ltd.	27,500	265,817
NTT Data Corp.	44,500	606,587
NTT DOCOMO, Inc.	94,100	2,581,721
Obayashi Corp.	46,800	495,985
OBIC Co., Ltd.	4,600	610,644
Odakyu Electric Railway Co., Ltd.	20,899	513,811
Oji Holdings Corp.	57,400	327,760
Olympus Corp.	82,400	1,222,581
Omron Corp.	13,600	798,940
Ono Pharmaceutical Co., Ltd.	27,100	607,834
Oracle Corp. Japan	2,600	239,203

Security Description	Shares	Value (Note 2)

Japan (continued)
Oriental Land Co., Ltd.	14,200	$1,964,817
ORIX Corp.	93,400	1,529,574
Osaka Gas Co., Ltd.	27,200	509,930
Otsuka Corp.	6,700	268,416
Otsuka Holdings Co., Ltd.	27,700	1,208,166
Pan Pacific International Holdings Corp	31,600	512,159
Panasonic Corp.	156,130	1,472,077
Park24 Co., Ltd.	7,300	176,406
PeptiDream, Inc.†	6,600	303,303
Persol Holdings Co., Ltd.	12,574	231,250
Pigeon Corp.	8,200	381,326
Pola Orbis Holdings, Inc.	6,232	153,615
Rakuten, Inc.	61,200	530,618
Recruit Holdings Co., Ltd.	96,383	3,488,826
Renesas Electronics Corp.†	54,100	352,412
Resona Holdings, Inc.	148,700	630,503
Ricoh Co., Ltd.	47,800	492,171
Rinnai Corp.	2,500	191,860
Rohm Co., Ltd.	6,700	563,154
Ryohin Keikaku Co., Ltd.	17,140	390,389
Sankyo Co., Ltd.	3,400	114,933
Santen Pharmaceutical Co., Ltd.	26,700	500,069
SBI Holdings, Inc.	16,000	332,264
Secom Co., Ltd.	14,800	1,258,450
Sega Sammy Holdings, Inc.	13,200	190,423
Seibu Holdings, Inc.	15,700	276,692
Seiko Epson Corp.	20,100	305,939
Sekisui Chemical Co., Ltd.	25,900	450,774
Sekisui House, Ltd.	43,300	935,585
Seven & i Holdings Co., Ltd.	53,100	1,978,364
Seven Bank, Ltd.	43,600	135,036
SG Holdings Co., Ltd.	10,228	245,386
Sharp Corp.	15,100	228,180
Shimadzu Corp.	15,900	478,649
Shimamura Co., Ltd.	1,500	120,323
Shimano, Inc.	5,300	857,065
Shimizu Corp.	42,100	403,095
Shin-Etsu Chemical Co., Ltd.	26,100	2,792,298
Shinsei Bank, Ltd.#	13,800	217,234
Shionogi & Co., Ltd.	19,100	1,123,437
Shiseido Co., Ltd.	28,400	2,051,090
Shizuoka Bank, Ltd.	32,200	245,056
Showa Denko KK#	9,600	256,368
SMC Corp.	4,100	1,858,307
Softbank Corp.	119,000	1,615,586
SoftBank Group Corp.	117,400	4,561,712
Sohgo Security Services Co., Ltd.	5,100	265,123
Sompo Holdings, Inc.	23,700	934,532
Sony Corp.	90,400	5,702,084
Sony Financial Holdings, Inc.	10,800	250,624
Stanley Electric Co., Ltd.	10,300	285,131
Subaru Corp.	43,500	1,139,215
SUMCO Corp.	16,604	256,520
Sumitomo Chemical Co., Ltd.	108,600	490,141
Sumitomo Corp.	84,400	1,271,533
Sumitomo Dainippon Pharma Co., Ltd.	11,500	217,171
Sumitomo Electric Industries, Ltd.	53,700	801,661
Sumitomo Heavy Industries, Ltd.	7,900	225,910
Sumitomo Metal Mining Co., Ltd.	16,900	511,995
Sumitomo Mitsui Financial Group, Inc.	94,500	3,443,977
Sumitomo Mitsui Trust Holdings, Inc.	23,400	895,124
Sumitomo Realty & Development Co., Ltd.	23,700	825,835
Sumitomo Rubber Industries, Ltd.	12,700	161,397
Sundrug Co., Ltd.	5,280	185,238

108

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Suntory Beverage & Food, Ltd.	10,200	$442,648
Suzuken Co., Ltd.	5,500	240,441
Suzuki Motor Corp.	26,200	1,162,370
Sysmex Corp.	11,800	817,931
T&D Holdings, Inc.	38,800	456,575
Taiheiyo Cement Corp.	8,600	248,678
Taisei Corp.	14,800	580,750
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	184,551
Taiyo Nippon Sanso Corp.	9,200	204,837
Takeda Pharmaceutical Co., Ltd.	105,600	4,298,095
TDK Corp.	9,200	967,448
Teijin, Ltd.	13,500	253,954
Terumo Corp.	45,900	1,610,725
THK Co., Ltd.	8,100	227,559
Tobu Railway Co., Ltd.	14,000	512,265
Toho Co., Ltd.	8,000	324,882
Toho Gas Co., Ltd.	5,800	219,113
Tohoku Electric Power Co., Inc.	30,000	297,382
Tokio Marine Holdings, Inc.	46,000	2,501,412
Tokyo Century Corp.	3,016	160,919
Tokyo Electric Power Co. Holdings, Inc.†	106,600	467,480
Tokyo Electron, Ltd.	11,100	2,291,901
Tokyo Gas Co., Ltd.	27,200	657,169
Tokyu Corp.	35,500	700,238
Tokyu Fudosan Holdings Corp.	43,000	295,034
Toppan Printing Co., Ltd.	19,900	395,800
Toray Industries, Inc.	99,500	658,152
Toshiba Corp.	36,800	1,321,310
Tosoh Corp.	18,400	274,012
TOTO, Ltd.	10,000	437,623
Toyo Seikan Group Holdings, Ltd.	11,700	203,845
Toyo Suisan Kaisha, Ltd.	5,800	250,112
Toyoda Gosei Co., Ltd.	4,600	107,462
Toyota Industries Corp.	10,400	610,954
Toyota Motor Corp.	162,300	11,325,635
Toyota Tsusho Corp.	15,400	538,166
Trend Micro, Inc.	8,800	475,154
Tsuruha Holdings, Inc.	2,504	298,087
Unicharm Corp.	28,700	940,016
United Urban Investment Corp.	214	416,445
USS Co., Ltd.	16,299	315,988
Welcia Holdings Co., Ltd.	3,400	208,433
West Japan Railway Co.	11,700	1,030,130
Yakult Honsha Co., Ltd.	8,500	498,561
Yamada Denki Co., Ltd.	48,800	243,432
Yamaha Corp.	9,800	539,893
Yamaha Motor Co., Ltd.	19,200	401,173
Yamato Holdings Co., Ltd.	21,900	374,554
Yamazaki Baking Co., Ltd.	8,700	159,526
Yaskawa Electric Corp.	17,200	631,712
Yokogawa Electric Corp.	15,400	281,816
Yokohama Rubber Co., Ltd.	7,200	148,335
Z Holdings Corp.	189,600	653,046
ZOZO, Inc.	13,693	272,596

		254,338,790

Jersey — 0.6%
Experian PLC	65,512	2,171,628
Ferguson PLC	16,520	1,436,232
Glencore PLC	781,152	2,464,129
WPP PLC	90,261	1,167,974

		7,239,963

Security Description	Shares	Value (Note 2)

Luxembourg — 0.2%
ArcelorMittal	47,219	$807,785
Aroundtown SA	64,707	561,890
Eurofins Scientific SE#	780	409,555
Millicom International Cellular SA SDR	4,849	216,880
RTL Group SA	2,866	136,718
SES SA FDR	25,672	340,667
Tenaris SA	34,782	369,858

		2,843,353

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	518,800	81,554

Netherlands — 4.0%
ABN AMRO Group NV CVA*	29,746	507,625
Adyen NV†*	735	563,748
Aegon NV	124,502	561,274
AerCap Holdings NV†	8,895	549,800
Airbus SE	41,334	6,074,726
Akzo Nobel NV	15,928	1,525,262
ASML Holding NV	30,246	8,230,540
CNH Industrial NV	72,618	778,272
EXOR NV	7,397	565,886
Ferrari NV	8,741	1,477,236
Fiat Chrysler Automobiles NV	76,112	1,125,302
Heineken Holding NV	8,197	785,665
Heineken NV	18,420	1,908,383
ING Groep NV	275,827	3,173,709
Koninklijke Ahold Delhaize NV	84,110	2,166,948
Koninklijke DSM NV	12,811	1,641,444
Koninklijke KPN NV	254,180	782,964
Koninklijke Philips NV	65,811	3,055,681
Koninklijke Vopak NV	5,185	276,419
NN Group NV	21,332	818,791
NXP Semiconductors NV	20,290	2,345,118
Prosus NV†	35,000	2,385,677
QIAGEN NV†	16,099	689,231
Randstad NV	8,445	491,802
STMicroelectronics NV	48,606	1,194,148
Unilever NV	103,565	6,138,449
Wolters Kluwer NV	19,876	1,426,834

		51,240,934

New Zealand — 0.2%
a2 Milk Co., Ltd.†#	52,170	519,652
Auckland International Airport, Ltd.	71,869	416,514
Fisher & Paykel Healthcare Corp., Ltd.	40,224	571,819
Fletcher Building, Ltd.	62,993	211,443
Meridian Energy, Ltd.	90,234	272,766
Ryman Healthcare, Ltd.	27,870	270,093
Spark New Zealand, Ltd.	135,072	393,569

		2,655,856

Norway — 0.5%
Aker BP ASA	7,648	219,392
DNB ASA	69,483	1,167,414
Equinor ASA	71,169	1,311,608
Gjensidige Forsikring ASA	14,948	281,406
Mowi ASA	31,167	773,297
Norsk Hydro ASA	99,265	351,228
Orkla ASA	54,373	526,763
Schibsted ASA, Class B	6,450	166,334
Telenor ASA	52,282	954,451
Yara International ASA	13,239	499,327

		6,251,220

109

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Papua New Guinea — 0.0%
Oil Search, Ltd.#	97,716	$491,748

Portugal — 0.1%
Banco Espirito Santo SA†(1)	213,818	0
EDP — Energias de Portugal SA	182,275	736,981
Galp Energia SGPS SA	35,342	575,284
Jeronimo Martins SGPS SA	18,410	293,992

		1,606,257

Singapore — 1.0%
Ascendas Real Estate Investment Trust	217,848	474,656
CapitaLand Commercial Trust	186,300	273,790
CapitaLand Mall Trust	177,900	327,782
CapitaLand, Ltd.	187,800	505,304
City Developments, Ltd.	29,600	223,780
ComfortDelGro Corp., Ltd.	149,100	256,186
DBS Group Holdings, Ltd.	127,700	2,357,553
Genting Singapore, Ltd.	447,600	302,720
Jardine Cycle & Carriage, Ltd.	7,600	170,260
Keppel Corp., Ltd.#	105,000	515,903
Oversea-Chinese Banking Corp., Ltd.	226,900	1,788,391
SATS, Ltd.	46,400	168,949
Sembcorp Industries, Ltd.	71,200	114,007
Singapore Airlines, Ltd.	40,100	269,444
Singapore Exchange, Ltd.	57,300	370,772
Singapore Press Holdings, Ltd.#	117,600	189,164
Singapore Technologies Engineering, Ltd.	113,600	343,034
Singapore Telecommunications, Ltd.	577,700	1,427,671
Suntec Real Estate Investment Trust	133,300	179,332
United Overseas Bank, Ltd.	89,600	1,691,505
UOL Group, Ltd.	32,600	184,965
Venture Corp., Ltd.	19,152	222,229
Wilmar International, Ltd.	133,900	400,417
Yangzijiang Shipbuilding Holdings, Ltd.	169,500	127,649

		12,885,463

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	18,680	727,083
Aena SME SA*	4,917	903,024
Amadeus IT Group SA	31,515	2,510,262
Banco Bilbao Vizcaya Argentaria SA	471,742	2,485,033
Banco de Sabadell SA	379,955	421,527
Banco Santander SA	1,195,852	4,659,892
Bankia SA	87,667	169,841
Bankinter SA	49,434	345,721
CaixaBank SA	253,681	748,728
Cellnex Telecom SA*	13,798	592,849
Enagas SA	16,049	399,772
Endesa SA	22,893	622,460
Ferrovial SA	34,570	1,026,412
Ferrovial SA†	549	16,292
Grifols SA#	22,026	752,490
Iberdrola SA	426,681	4,196,825
Industria de Diseno Textil SA	77,637	2,417,154
Mapfre SA	68,236	192,374
Naturgy Energy Group SA	21,331	554,609
Red Electrica Corp. SA	31,823	622,304
Repsol SA	103,389	1,627,684
Siemens Gamesa Renewable Energy SA	16,898	269,660
Telefonica SA	332,173	2,544,119

		28,806,115

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	178,269	174,670
HKT Trust & HKT, Ltd.	263,000	385,695

Security Description	Shares	Value (Note 2)

SupraNational (continued)
Unibail-Rodamco-Westfield (Euronext Amsterdam)	9,807	$1,533,140

		2,093,505

Sweden — 2.0%
Alfa Laval AB	22,383	550,569
Assa Abloy AB, Class B	71,393	1,694,979
Atlas Copco AB, Class A	47,681	1,746,816
Atlas Copco AB, Class B	28,670	926,717
Boliden AB	20,092	518,130
Electrolux AB, Series B	16,026	411,770
Epiroc AB, Class A	47,681	556,552
Epiroc AB, Class B	28,670	322,226
Essity AB, Class B	43,520	1,367,646
Hennes & Mauritz AB, Class B	57,084	1,101,612
Hexagon AB, Class B	18,818	1,063,678
Husqvarna AB, Class B	30,029	234,447
ICA Gruppen AB	6,440	281,048
Industrivarden AB, Class C	11,791	273,412
Investor AB, Class B	32,680	1,727,120
Kinnevik AB†	17,317	105,224
Kinnevik AB, Class B	17,317	396,488
L E Lundbergforetagen AB, Class B	5,083	201,449
Lundin Petroleum AB	13,223	407,535
Sandvik AB	79,957	1,453,779
Securitas AB, Class B	23,107	383,100
Skandinaviska Enskilda Banken AB, Class A	115,760	992,489
Skanska AB, Class B	24,109	532,615
SKF AB, Class B	26,909	513,842
Svenska Handelsbanken AB, Class A	106,313	1,043,356
Swedbank AB, Class A	65,004	846,301
Swedish Match AB	12,694	607,919
Tele2 AB, Class B	35,477	523,368
Telefonaktiebolaget LM Ericsson, Class B	218,809	1,971,489
Telia Co AB	198,089	857,241
Volvo AB, Class B	105,538	1,631,307

		25,244,224

Switzerland — 7.5%
ABB, Ltd.	130,187	2,847,190
Adecco Group AG	11,245	695,166
Alcon, Inc.†	29,556	1,631,787
Baloise Holding AG	3,494	607,257
Barry Callebaut AG	162	325,620
Chocoladefabriken Lindt & Spruengli AG	7	597,100
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	77	587,125
Cie Financiere Richemont SA	36,825	2,804,592
Clariant AG	14,146	292,256
Coca-Cola HBC AG	14,325	477,817
Credit Suisse Group AG	182,087	2,386,250
Dufry AG	3,062	298,790
EMS-Chemie Holding AG	608	377,264
Geberit AG	2,616	1,404,269
Givaudan SA	656	1,927,984
Julius Baer Group, Ltd.	15,909	748,996
Kuehne & Nagel International AG	4,014	652,676
LafargeHolcim, Ltd.	34,670	1,787,585
Lonza Group AG	5,236	1,778,146
Nestle SA	217,935	22,647,805
Novartis AG	152,851	14,071,463
Pargesa Holding SA	2,743	216,423
Partners Group Holding AG	1,328	1,119,770
Roche Holding AG	49,925	15,386,885
Schindler Holding AG (Participation Certificate)	2,834	706,516

110

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG	1,430	$342,056
SGS SA	390	1,014,780
Sika AG	9,142	1,591,165
Sonova Holding AG	3,947	901,100
Straumann Holding AG	734	706,108
Swatch Group AG (TRQX)	3,667	195,451
Swatch Group AG (XEGT)	2,084	583,520
Swiss Life Holding AG	2,432	1,205,786
Swiss Prime Site AG	5,397	569,923
Swiss Re AG	21,657	2,345,453
Swisscom AG	1,863	964,289
Temenos AG	4,543	689,173
UBS Group AG	274,423	3,326,007
Vifor Pharma AG	3,235	576,801
Zurich Insurance Group AG	10,728	4,208,594

		95,596,938

United Kingdom — 12.3%
3i Group PLC	68,741	952,185
Admiral Group PLC	13,417	371,352
Anglo American PLC	75,007	1,965,914
Antofagasta PLC	28,960	325,113
Ashtead Group PLC	33,587	1,020,834
Associated British Foods PLC	25,547	848,829
AstraZeneca PLC	93,333	9,002,717
Auto Trader Group PLC*	66,114	480,558
Aviva PLC	278,372	1,453,811
BAE Systems PLC	226,237	1,677,789
Barclays PLC	1,216,032	2,697,904
Barratt Developments PLC	72,142	622,157
Berkeley Group Holdings PLC	9,227	547,281
BHP Group PLC	150,087	3,319,366
BP PLC	1,447,615	8,990,653
British American Tobacco PLC	163,186	6,458,332
British Land Co. PLC	66,038	491,621
BT Group PLC	596,600	1,478,101
Bunzl PLC	23,899	656,214
Burberry Group PLC	29,276	796,661
Carnival PLC	11,655	490,357
Centrica PLC	385,717	400,191
Coca-Cola European Partners PLC	16,850	850,251
Compass Group PLC	112,849	2,765,084
Croda International PLC	9,068	584,059
Diageo PLC	169,037	6,919,449
Direct Line Insurance Group PLC	100,658	397,588
easyJet PLC#	11,959	206,951
Evraz PLC	35,895	171,957
Fresnillo PLC#	15,990	119,452
G4S PLC	112,573	304,442
GlaxoSmithKline PLC	354,886	8,050,715
Halma PLC	26,976	734,771
Hargreaves Lansdown PLC	20,264	486,167
HSBC Holdings PLC	1,459,539	10,878,784
Imperial Brands PLC	67,747	1,492,354
Informa PLC	88,940	910,352
InterContinental Hotels Group PLC	12,009	777,679
Intertek Group PLC	11,469	818,212
Investec PLC	46,487	263,884
ITV PLC	258,732	485,550
J Sainsbury PLC	124,973	346,381
John Wood Group PLC	47,909	217,676
Johnson Matthey PLC	13,823	513,813
Kingfisher PLC	157,283	426,983
Land Securities Group PLC	50,051	620,405
Legal & General Group PLC	424,066	1,540,640
Lloyds Banking Group PLC	5,054,797	3,997,755
London Stock Exchange Group PLC	22,709	2,018,353
M&G PLC†	183,250	559,335

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Marks & Spencer Group PLC	138,746	$348,755
Meggitt PLC	58,387	485,560
Melrose Industries PLC	345,681	1,026,511
Micro Focus International PLC	25,835	378,510
Mondi PLC	34,548	748,658
National Grid PLC#	241,064	2,773,907
Next PLC	9,638	842,405
NMC Health PLC#	7,432	241,169
Ocado Group PLC†#	32,299	553,504
Pearson PLC	55,743	466,168
Persimmon PLC	22,357	739,656
Prudential PLC	183,250	3,262,393
Reckitt Benckiser Group PLC	50,272	3,944,070
RELX PLC	138,806	3,362,498
Rentokil Initial PLC	131,406	756,125
Rio Tinto PLC	80,998	4,401,439
Rolls-Royce Holdings PLC	121,237	1,115,802
Rolls-Royce Holdings PLC (Entitlement Shares)†	5,576,902	7,213
Royal Bank of Scotland Group PLC	342,086	1,000,792
Royal Dutch Shell PLC, Class A	309,723	8,856,828
Royal Dutch Shell PLC, Class B	265,951	7,531,172
RSA Insurance Group PLC	74,377	530,422
Sage Group PLC	78,456	764,889
Schroders PLC	9,288	396,297
Segro PLC	77,060	891,010
Severn Trent PLC	17,469	506,773
Smith & Nephew PLC	62,200	1,392,526
Smiths Group PLC	29,322	629,911
Spirax-Sarco Engineering PLC	5,231	603,822
SSE PLC	71,818	1,207,515
St James’s Place PLC	37,789	531,998
Standard Chartered PLC	199,640	1,800,717
Standard Life Aberdeen PLC	167,713	687,393
Taylor Wimpey PLC	236,758	533,573
Tesco PLC	693,392	2,057,256
Unilever PLC	78,879	4,670,391
United Utilities Group PLC	49,515	546,519
Vodafone Group PLC	1,891,827	3,752,404
Weir Group PLC	17,514	316,105
Whitbread PLC	9,510	565,912
WM Morrison Supermarkets PLC	170,214	436,550

		158,172,100

Total Common Stocks
(cost $969,693,685)		1,025,169,851

EXCHANGE-TRADED FUNDS — 3.5%
United States — 3.5%
iShares MSCI EAFE ETF# (cost $42,723,699)	664,300	45,291,974

Total Long-Term Investment Securities
(cost $1,012,417,384)		1,070,461,825

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3)	57,718,252	57,718,252

U.S. Government Treasuries — 0.9%
United States Treasury Bills
1.53% due 12/24/2019(4)	$2,700,000	2,697,386
1.53% due 01/14/2020(4)	400,000	399,252
1.55% due 12/31/2019(4)	500,000	499,357
1.56% due 12/31/2019(4)	7,700,000	7,690,107

		11,286,102

Total Short-Term Investment Securities
(cost $69,004,253)		69,004,354

111

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 15.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019 to be repurchased 12/02/2019 in the amount of $194,170,045 collateralized by $193,340,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $198,053,823. (cost $194,166,000)	$194,166,000	$194,166,000

TOTAL INVESTMENTS —
(cost $1,275,587,637)(5)	103.9%	1,333,632,179
Liabilities in excess of other assets	(3.9)	(50,020,655)

NET ASSETS	100.0%	$1,283,611,524

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $8,170,231 representing 0.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $67,808,961. This was secured by collateral of $57,718,252, which was received in cash and subsequently invested in short-term investments currently valued at $57,718,252 as reported in the Portfolio of Investments. Additional collateral of $12,634,137 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019	$23,639
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2019 to 02/15/2049	12,610,498

(3)	The rate shown is the 7-day yield as of November 30, 2019.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Funds

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2144	Long	MSCI EAFE Index	December 2019	207,385,455	211,966,560	$4,581,105

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stock
Australia	$69,437,370	$—	$0	$69,437,370
Portugal	1,606,257	—	0	1,606,257
United Kingdom	158,164,887	7,213	—	158,172,100
Other Countries	795,954,124	—	—	795,954,124
Exchange-Traded Funds	45,291,974	—	—	45,291,974
Short-Term Investment Securities:
Registered Investment Companies	57,718,252	—	—	57,718,252
U.S. Government Treasuries	—	11,286,102	—	11,286,102
Repurchase Agreements	—	194,166,000	—	194,166,000

Total Investments at Value	$1,128,172,864	$205,459,315	$0	$1,333,632,179

Other Financial Instruments:†

Futures Contracts	$4,581,105	$—	$—	$4,581,105

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no Level 3 transfers during the reporting period.

See Notes to Financial Statements

112

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Sovereign	64.4%
United States Treasury Notes	23.1
United States Treasury Bonds	3.6
Oil Companies — Integrated	1.5
Banks — Commercial	0.6
Chemicals — Diversified	0.5
Airport Development/Maintenance	0.3
Banks — Export/Import	0.3
Diversified Banking Institutions	0.3
Transport — Rail	0.3
Finance — Commercial	0.3
Registered Investment Companies	0.3
Telephone — Integrated	0.3
Building & Construction — Misc.	0.3
Transport — Marine	0.3
Metal — Diversified	0.2
Oil Companies — Exploration & Production	0.2
Electric — Generation	0.2
Platinum	0.2
Energy — Alternate Sources	0.2
Cellular Telecom	0.1
Electric — Integrated	0.1
Finance — Leasing Companies	0.1
Diamonds/Precious Stones	0.1

97.8%

Country Allocation*

United States	27.2%
Japan	12.2
Italy	5.5
France	3.8
Mexico	3.7
United Kingdom	3.6
Spain	3.4
Germany	2.7
Egypt	1.9
Ukraine	1.9
Indonesia	1.9
Ivory Coast	1.7
Australia	1.7
Qatar	1.5
United Arab Emirates	1.5
Ecuador	1.4
Russia	1.3
Colombia	1.2
Bahrain	1.1
Panama	1.1
Turkey	1.1
South Africa	1.0
Brazil	1.0
Canada	1.0
Sri Lanka	0.9
Guatemala	0.8
Ghana	0.8
Saudi Arabia	0.8
Dominican Republic	0.8
Belgium	0.7
Angola	0.7
Mongolia	0.7
Netherlands	0.6
Honduras	0.5
Nigeria	0.5
India	0.5
Kuwait	0.5
Philippines	0.4
Kazakhstan	0.4
Ireland	0.4

Hong Kong	0.4
Kenya	0.4
Luxembourg	0.3
Uruguay	0.3
South Korea	0.3
Chile	0.3
Peru	0.3
Bermuda	0.3
British Virgin Islands	0.2
China	0.3
Lebanon	0.2
Cayman Islands	0.1

97.8%

Credit Quality+#

Aaa	32.9%
Aa	8.7
A	17.3
Baa	17.9
Ba	4.3
B	7.3
Caa	0.6
Not Rated@	11.0

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

113

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Bermuda — 0.3%
Ooredoo International Finance, Ltd. Company Guar. Notes 3.25% due 02/21/2023	$450,000	$458,204

Brazil — 0.3%
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*	470,000	492,560

British Virgin Islands — 0.2%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	440,000	446,009

Cayman Islands — 0.1%
Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023	200,000	204,644

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	519,460

Colombia — 0.1%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	200,375

Hong Kong — 0.4%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	472,270
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027	200,000	205,255

		677,525

India — 0.5%
Adani Green Energy UP, Ltd./Prayatna Developers Pvt, Ltd./Parampujya Solar Energy Senior Sec. Notes 6.25% due 12/10/2024*	230,000	244,577
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026	560,000	573,039

		817,616

Indonesia — 0.8%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	335,179
Perusahaan Listrik Negara PT Senior Notes 4.88% due 07/17/2049*	200,000	212,776
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	422,500
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024#	400,000	403,478

		1,373,933

Luxembourg — 0.3%
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	217,750

Security Description	Principal Amount(1)		Value (Note 2)

Luxembourg (continued)
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		$370,000	$390,585

			608,335

Mexico — 1.4%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		600,000	618,000
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028		640,000	621,376
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		500,000	477,815
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		500,000	491,775
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	300,513

			2,509,479

Netherlands — 0.6%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		400,000	533,232
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		450,000	511,358

			1,044,590

South Korea — 0.3%
Woori Bank Senior Notes 2.63% due 07/20/2021		555,000	557,864

Turkey — 0.2%
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	297,375

United Kingdom — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	199,875

Total Foreign Corporate Bonds & Notes
(cost $9,963,531)			10,407,844

FOREIGN GOVERNMENT OBLIGATIONS — 64.4%
Angola — 0.7%
Republic of Angola Senior Notes 8.00% due 11/26/2029*		900,000	896,436
Republic of Angola Senior Notes 9.38% due 05/08/2048		370,000	378,880

			1,275,316

Australia — 1.7%
Commonwealth of Australia Senior Notes 1.75% due 11/21/2020	AUD	1,000,000	682,865
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	736,229

114

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	$816,451
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	800,000	708,364

			2,943,909

Bahrain — 1.1%
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*		420,000	437,220
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		800,000	920,000
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		550,000	646,415

			2,003,635

Belgium — 0.7%
Kingdom of Belgium Senior Notes 1.45% due 06/22/2037*	EUR	1,000,000	1,297,970

Brazil — 0.7%
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		490,000	473,090
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		750,000	824,063

			1,297,153

Canada — 1.0%
Government of Canada Bonds 1.00% due 06/01/2027	CAD	2,400,000	1,745,226

Colombia — 1.1%
Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	630,000
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	457,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		600,000	841,500

			1,928,500

Dominican Republic — 0.8%
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,270,000	1,389,380

Ecuador — 1.4%
Republic of Ecuador Senior Notes 7.88% due 01/23/2028		1,250,000	975,000
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		810,000	712,800
Republic of Ecuador Senior Notes 10.75% due 01/31/2029		960,000	801,610

			2,489,410

Security Description	Principal Amount(1)		Value (Note 2)

Egypt — 1.9%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	$550,343
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	500,000	573,126
Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	662,987
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	816,262
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	726,365

			3,329,083

France — 3.8%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,221,572
Government of France Bonds 1.75% due 06/25/2039*	EUR	1,200,000	1,651,112
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	364,817
Government of France Bonds 2.00% due 05/25/2048*	EUR	790,000	1,167,470
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	760,266
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,519,533

			6,684,770

Germany — 2.7%
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,190,317
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	2,000,000	2,356,977
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,056,918
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	95,652

			4,699,864

Ghana — 0.8%
Republic of Ghana Senior Notes 8.13% due 03/26/2032		640,000	630,400
Republic of Ghana Senior Notes 8.95% due 03/26/2051		380,000	372,020
Republic of Ghana Government Guar. Notes 10.75% due 10/14/2030		370,000	462,507

			1,464,927

115

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Guatemala — 0.8%
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		$1,000,000	$1,050,000
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		400,000	420,000

			1,470,000

Honduras — 0.5%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	911,625

Indonesia — 1.1%
Republic of Indonesia Senior Notes 1.40% due 10/30/2031	EUR	1,000,000	1,088,149
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	564,736
Republic of Indonesia Senior Notes 4.35% due 01/08/2027		200,000	217,313

			1,870,198

Ireland — 0.4%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	710,293

Italy — 5.5%
Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	780,159
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	500,000	563,416
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	917,408
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,282,862
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	500,000	591,406
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	500,000	583,414
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	190,000	242,898
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	550,000	799,081
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	964,689
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	978,587
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,166,385

Security Description	Principal Amount(1)		Value (Note 2)

Italy (continued)
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	$782,950

			9,653,255

Ivory Coast — 1.7%
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,346,400	1,321,869
Republic of Ivory Coast Senior Notes 5.88% due 10/17/2031*	EUR	500,000	554,100
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		600,000	587,544
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048	EUR	500,000	534,324

			2,997,837

Japan — 12.2%
Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	150,000,000	1,400,301
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,418,761
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,214,248
Government of Japan Senior Notes 1.30% due 06/20/2035	JPY	75,000,000	808,586
Government of Japan Senior Notes 1.50% due 03/20/2034	JPY	90,000,000	986,682
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,341,339
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	100,000,000	1,107,825
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	200,000,000	2,220,876
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	588,498
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,483,262
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,046,458
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,243,561
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	130,000,000	1,623,815
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	649,681
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,420,449

116

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	$677,347
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	458,274
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,608,898

			21,298,861

Kazakhstan — 0.4%
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		500,000	725,340

Kenya — 0.4%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	639,444

Kuwait — 0.5%
State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	811,176

Lebanon — 0.2%
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		730,000	328,318

Mexico — 2.3%
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	234,300
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	724,668
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	754,257
United Mexican States Bonds 8.50% due 05/31/2029	MXN	10,000,000	561,058
United Mexican States Bonds 10.00% due 12/05/2024	MXN	30,000,000	1,729,658

			4,003,941

Mongolia — 0.7%
Government of Mongolia Senior Notes 5.13% due 12/05/2022		640,000	652,505
Government of Mongolia Senior Notes 5.63% due 05/01/2023		600,000	615,105

			1,267,610

Nigeria — 0.5%
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		470,000	468,834
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		370,000	348,910

			817,744

Security Description	Principal Amount		Value (Note 2)

Panama — 1.1%
Republic of Panama Senior Notes 3.87% due 07/23/2060		$500,000	$531,250
Republic of Panama Senior Notes 4.50% due 05/15/2047		600,000	708,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		500,000	703,130

			1,942,380

Peru — 0.3%
Republic of Peru Senior Notes 5.63% due 11/18/2050		320,000	466,880

Philippines — 0.4%
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		500,000	737,855

Qatar — 1.5%
State of Qatar Senior Notes 2.38% due 06/02/2021		750,000	751,875
State of Qatar Senior Notes 4.50% due 04/23/2028		900,000	1,029,470
State of Qatar Senior Notes 5.10% due 04/23/2048		720,000	921,600

			2,702,945

Russia — 1.3%
Russian Federation Senior Notes 4.38% due 03/21/2029*		800,000	880,080
Russian Federation Senior Notes 4.75% due 05/27/2026		400,000	443,440
Russian Federation Senior Notes 5.25% due 06/23/2047		400,000	491,072
Russian Federation Senior Notes 7.50% due 03/31/2030		435,500	496,505

			2,311,097

Saudi Arabia — 0.8%
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029		750,000	837,900
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		510,000	608,940

			1,446,840

South Africa — 1.0%
Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	329,368
Republic of South Africa Senior Notes 5.75% due 09/30/2049		960,000	916,769
Republic of South Africa Senior Notes 8.00% due 01/31/2030	ZAR	5,000,000	313,867

117

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa Senior Notes 9.00% due 01/31/2040	ZAR	4,000,000	$245,144

			1,805,148

Spain — 3.4%
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,188,294
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,254,466
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,944,884
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	820,586
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	664,749

			5,872,979

Sri Lanka — 0.9%
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		1,570,000	1,483,654

Turkey — 0.9%
Republic of Turkey Senior Notes 5.75% due 05/11/2047		700,000	598,525
Republic of Turkey Senior Notes 6.88% due 03/17/2036		950,000	950,456

			1,548,981

Ukraine — 1.9%
Government of Ukraine Senior Notes 6.75% due 06/20/2026	EUR	800,000	955,077
Government of Ukraine Senior Notes 7.75% due 09/01/2023		550,000	583,600
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	485,758
Government of Ukraine Senior Notes 9.75% due 11/01/2028		1,100,000	1,276,840

			3,301,275

United Arab Emirates — 1.5%
Emirate of Abu Dhabi Senior Notes 2.50% due 10/11/2022		730,000	737,855
Emirate of Abu Dhabi Senior Notes 2.50% due 09/30/2029*		600,000	596,286
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,250,000	1,308,975

			2,643,116

Security Description	Principal Amount		Value (Note 2)

United Kingdom — 3.5%
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	400,000	$562,597
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	800,000	1,233,959
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	900,000	1,264,385
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	413,097
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	738,503
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	956,065
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	440,256
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	496,931

			6,105,793

Uruguay — 0.3%
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	597,000

Total Foreign Government Obligations
(cost $112,040,384)			113,020,728

U.S. CORPORATE BONDS & NOTES — 0.2%
United States — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025# (cost $298,147)		300,000	311,550

U.S. GOVERNMENT TREASURIES — 26.7%
United States — 26.7%
United States Treasury Bonds 3.00% due 02/15/2048		700,000	816,457
3.00% due 02/15/2049		1,200,000	1,404,891
3.13% due 08/15/2044		1,000,000	1,176,328
3.38% due 05/15/2044		700,000	856,242
3.38% due 11/15/2048		950,000	1,188,650
3.75% due 11/15/2043		500,000	645,449
United States Treasury Notes 1.75% due 05/15/2023		2,000,000	2,008,984
1.88% due 10/31/2022		2,000,000	2,015,234
1.88% due 08/31/2024		1,200,000	1,213,266
2.00% due 01/15/2021		2,000,000	2,006,484
2.00% due 11/30/2022		2,500,000	2,528,516
2.00% due 02/15/2025		2,500,000	2,542,480
2.00% due 08/15/2025		2,000,000	2,034,219
2.13% due 12/31/2022		2,100,000	2,132,895
2.13% due 03/31/2024		1,500,000	1,530,820
2.13% due 05/15/2025#		1,500,000	1,535,098
2.25% due 11/15/2024		1,500,000	1,543,184
2.25% due 11/15/2025		2,000,000	2,062,031
2.25% due 02/15/2027		1,000,000	1,035,273
2.25% due 11/15/2027		600,000	622,547
2.38% due 08/15/2024#		2,050,000	2,118,227
2.38% due 05/15/2029		1,500,000	1,576,641

118

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States (continued)
2.50% due 08/15/2023	$2,000,000	$2,063,203
2.50% due 05/15/2024	2,700,000	2,800,406
2.63% due 11/15/2020	600,000	605,227
2.75% due 11/30/2020	800,000	808,281
2.75% due 11/15/2023	1,500,000	1,564,219
2.75% due 02/15/2024	1,200,000	1,254,234
3.13% due 11/15/2028	1,000,000	1,111,914
3.63% due 02/15/2021	2,000,000	2,045,469

Total U.S. Government Treasuries
(cost $45,201,948)		46,846,869

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
China — 0.3%
China Minmetals Corp. 3.75% due 11/13/2022(2) (cost $410,404)	430,000	432,102

Total Long-Term Investment Securities
(cost $167,914,414)		171,019,093

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	423,900	423,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.34%(4)	72,870	72,870

Total Short-Term Investment Securities
(cost $496,770)		496,770

TOTAL INVESTMENTS —
(cost $168,411,184)(5)	97.8%	171,515,863
Other assets less liabilities	2.2	3,883,136

NET ASSETS	100.0%	$175,398,999

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $19,813,118 representing 11.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)

At November 30, 2019, the Fund had loaned securities with a total value of $4,084,942. This was secured by collateral of $423,900, which was received in cash and subsequently invested in short-term investments currently valued at $423,900 as reported in the Portfolio of Investments. Additional collateral of $3,862,441 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	07/01/2047 to 07/01/2047	$21,382
Federal National Mtg. Assoc.	2.50% to 6.00%	11/25/2028 to 12/25/2049	2,741,568
Government National Mtg. Assoc.	2.50% to 4.50%	09/16/2030 to 02/16/2061	1,099,488
United States Treasury Notes/Bonds	2.88% to 2.88%	11/30/2023 to 11/30/2023	3

(4)	The rate shown is the 7-days yield as of November 30, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Jen

MXN—Mexico Peso

ZAR—South Africa Rand

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes .	$—	$10,407,844	$—	$10,407,844
Foreign Government Obligations	—	113,020,728	—	113,020,728
U.S. Corporate Bonds & Notes	—	311,550	—	311,550
U.S. Government Treasuries	—	46,846,869	—	46,846,869
Preferred Securities/Captial Securities	—	432,102	—	432,102
Short-Term Investment Securities	496,770	—	—	496,770

Total Investments at Value	$496,770	$171,019,093	$—	$171,515,863

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

119

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Apparel Manufacturers	11.8%
Transport — Services	9.1
E-Commerce/Services	7.5
Computer Services	6.0
Banks — Commercial	5.6
Industrial Automated/Robotic	5.4
Registered Investment Companies	5.3
Food — Misc./Diversified	5.1
Beverages — Wine/Spirits	4.3
Cosmetics & Toiletries	3.9
Schools	3.8
Semiconductor Equipment	3.7
Food — Confectionery	3.4
Electric — Transmission	3.4
Private Equity	2.6
Insurance — Life/Health	2.6
Enterprise Software/Service	2.6
Medical — Biomedical/Gene	2.5
Soap & Cleaning Preparation	2.4
Chemicals — Specialty	2.3
Semiconductor Components — Integrated Circuits	1.9
Appliances	1.1
Retail — Restaurants	1.0
Short-Term Investment Securities	0.1

97.4%

Country Allocation*

United States	14.6%
Japan	11.5
Denmark	9.4
France	8.6
United Kingdom	8.0
Italy	6.2
India	5.6
Switzerland	5.4
Canada	5.2
Cayman Islands	4.8
Netherlands	3.7
Bermuda	3.4
China	2.9
Hong Kong	2.6
Sweden	2.5
Taiwan	1.9
Germany	1.1

97.4%

*	Calculated as a percentage of net assets

120

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.0%
Bermuda — 3.4%
Brookfield Infrastructure Partners LP	326,055	$16,987,465

Canada — 5.2%
Brookfield Asset Management, Inc., Class A#	226,042	13,203,113
Constellation Software, Inc.	12,048	12,879,832

		26,082,945

Cayman Islands — 4.8%
Haidilao International Holding, Ltd.#*	1,179,000	4,955,142
TAL Education Group ADR†	423,499	18,744,066

		23,699,208

China — 2.9%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	946,327	14,408,036

Denmark — 9.4%
Chr. Hansen Holding A/S#	149,552	11,356,258
DSV A/S	323,863	35,260,530

		46,616,788

France — 8.6%
Hermes International	37,450	28,055,896
Pernod Ricard SA#	46,141	8,473,952
Remy Cointreau SA#	50,532	6,507,953

		43,037,801

Germany — 1.1%
Rational AG	6,912	5,292,391

Hong Kong — 2.6%
AIA Group, Ltd.	1,315,118	13,171,256

India — 5.6%
HDFC Bank, Ltd.	1,118,588	19,880,811
Kotak Mahindra Bank, Ltd.	350,018	7,845,673

		27,726,484

Italy — 6.2%
Moncler SpA	709,260	31,075,954

Japan — 11.5%
Calbee, Inc.	348,000	11,207,345
Keyence Corp.	78,000	26,680,554
Pigeon Corp.#	415,200	19,308,099

		57,195,998

Netherlands — 3.7%
ASML Holding NV	68,419	18,618,174

Sweden — 2.5%
Vitrolife AB	643,011	12,574,032

Security Description	Shares/ Principal Amount	Value (Note 2)

Switzerland — 5.4%
Chocoladefabriken Lindt & Spruengli AG	201	$17,145,300
Kuehne & Nagel International AG	60,634	9,859,088

		27,004,388

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	178,321	9,467,062

United Kingdom — 8.0%
Diageo PLC	160,596	6,573,921
Reckitt Benckiser Group PLC	153,768	12,063,807
Rightmove PLC	2,609,889	21,049,615

		39,687,343

United States — 9.2%
Booking Holdings, Inc.†	8,425	16,041,453
EPAM Systems, Inc.†	140,467	29,757,934

		45,799,387

Total Common Stocks
(cost $368,207,188)		458,444,712

OPTIONS - PURCHASED†(1) — 0.1%
Over the Counter Purchased Call Options (cost $1,380,789)	$264,223,071	339,542

Total Long-Term Investment Securities
(cost $369,587,977)		458,784,254

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3) (cost $26,317,176)	26,317,176	26,317,176

TOTAL INVESTMENTS
(cost $395,905,153)(4)	97.4%	485,101,430
Other assets less liabilities	2.6	12,774,567

NET ASSETS	100.0%	$497,875,997

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $4,955,142 representing 1.0% of net assets.

†	Non-income producing security
(1)	Call Options — Purchased

Over the Counter Purchased Call Options
Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000’s)	Premiums Paid	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	BNP Paribas	January 2020	7.58 CNY	$83,628	$428,103	$10,955	$(417,148)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	NatWest Markets PLC	June 2020	7.85 CNY	92,764	478,662	145,547	(333,115)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	NatWest Markets PLC	September 2020	8.09 CNY	87,831	474,024	183,040	(290,984)

				$264,223	$1,380,789	$339,542	$(1,041,247)

121

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)

At November 30, 2019, the Fund had loaned securities with a total value of $41,565,162. This was secured by collateral of $26,317,176, which was received in cash and subsequently invested in short-term investments currently valued at $26,317,176 as reported in the Portfolio of Investments. Additional collateral of $17,225,831 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 03/26/2020	$126,703
United States Treasury Notes/Bonds	0.13% to 5.00%	02/15/2020 to 02/15/2049	17,099,128

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CNY—Yuan Renminbi

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$458,444,712	$—	$—	$458,444,712
Options - Purchased	—	339,542	—	339,542
Short-Term Investment Securities	26,317,176	—	—	26,317,176

Total Investments at Value	$484,761,888	$339,542	$—	$485,101,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

122

VALIC Company I International Socially Responsible Fund@

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Repurchase Agreements	6.6%
Medical — Drugs	5.0
Banks — Commercial	4.1
Insurance — Multi-line	3.5
Insurance — Life/Health	2.7
Telephone — Integrated	2.6
Real Estate Investment Trusts	2.6
Cosmetics & Toiletries	2.3
Auto — Cars/Light Trucks	2.0
Oil Companies — Integrated	1.7
Real Estate Operations & Development	1.7
Investment Companies	1.6
Gas — Distribution	1.6
Commercial Services	1.5
Transport — Rail	1.5
Enterprise Software/Service	1.4
Food — Retail	1.3
Insurance — Reinsurance	1.3
Chemicals — Diversified	1.3
Diversified Banking Institutions	1.2
Real Estate Management/Services	1.2
Import/Export	1.1
Semiconductor Equipment	1.1
Chemicals — Specialty	1.1
Finance — Other Services	1.0
Medical Products	1.0
Oil Companies — Exploration & Production	1.0
Medical — Biomedical/Gene	0.9
Food — Dairy Products	0.9
Apparel Manufacturers	0.9
Building & Construction Products — Misc.	0.9
Industrial Automated/Robotic	0.9
Steel — Producers	0.9
Insurance — Property/Casualty	0.9
Electronic Components — Misc.	0.9
Rubber — Tires	0.9
Machinery — General Industrial	0.8
Building — Residential/Commercial	0.8
Industrial Gases	0.8
Oil Refining & Marketing	0.8
Audio/Video Products	0.8
Distribution/Wholesale	0.8
Hotels/Motels	0.8
Food — Misc./Diversified	0.7
Machinery — Electrical	0.7
Electric — Integrated	0.7
Investment Management/Advisor Services	0.7
Water	0.7
Private Equity	0.7
Food — Catering	0.6
Cellular Telecom	0.6
Instruments — Controls	0.6
U.S. Government Treasuries	0.6
Power Converter/Supply Equipment	0.6
Electric — Distribution	0.6
Auto/Truck Parts & Equipment — Original	0.5
Airport Development/Maintenance	0.5
Optical Supplies	0.5
Beverages — Non-alcoholic	0.5
Soap & Cleaning Preparation	0.5
Computer Services	0.5
Paper & Related Products	0.5
Telecom Services	0.5
Commercial Services — Finance	0.5
Machinery — Construction & Mining	0.5
Building Products — Cement	0.4
Multimedia	0.4
Office Automation & Equipment	0.4
Transport — Services	0.4

Electric — Transmission	0.4
Finance — Leasing Companies	0.4
Human Resources	0.4
Coatings/Paint	0.4
Pipelines	0.4
Building & Construction — Misc.	0.4
Gas — Transportation	0.4
Public Thoroughfares	0.4
Medical Labs & Testing Services	0.4
Building — Heavy Construction	0.3
Retail — Apparel/Shoe	0.3
Medical Instruments	0.3
Retail — Jewelry	0.3
Toys	0.3
Machinery — Farming	0.3
Auto — Heavy Duty Trucks	0.3
Electric Products — Misc.	0.3
Building Products — Air & Heating	0.3
Semiconductor Components — Integrated Circuits	0.3
Diversified Manufacturing Operations	0.3
Rental Auto/Equipment	0.2
Advertising Agencies	0.2
Building — Maintenance & Services	0.2
Gold Mining	0.2
Electronic Components — Semiconductors	0.2
Computer Aided Design	0.2
Metal — Copper	0.2
Networking Products	0.2
Diagnostic Kits	0.2
Publishing — Periodicals	0.2
Applications Software	0.2
Advertising Services	0.2
Diversified Operations	0.2
Electronic Security Devices	0.2
Resorts/Theme Parks	0.2
Fisheries	0.2
MRI/Medical Diagnostic Imaging	0.2
Wireless Equipment	0.2
Metal — Diversified	0.2
Television	0.2
Computer Data Security	0.2
Containers — Paper/Plastic	0.2
Diversified Operations/Commercial Services	0.2
Steel Pipe & Tube	0.2
Security Services	0.1
Diversified Minerals	0.1
Electronic Measurement Instruments	0.1
Retail — Major Department Stores	0.1
Energy — Alternate Sources	0.1
Metal — Iron	0.1
E-Commerce/Services	0.1
Steel — Specialty	0.1
Travel Services	0.1
Retail — Building Products	0.1
Medical — Hospitals	0.1
Oil — Field Services	0.1
Web Portals/ISP	0.1
Food — Meat Products	0.1
Telecommunication Equipment	0.1
Chemicals — Plastics	0.1
Diagnostic Equipment	0.1
Agricultural Chemicals	0.1
Satellite Telecom	0.1
Retail — Home Furnishings	0.1
Food — Flour & Grain	0.1
Consulting Services	0.1
Bicycle Manufacturing	0.1
Machinery — Pumps	0.1
Silver Mining	0.1

123

VALIC Company I International Socially Responsible Fund@

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

E-Commerce/Products	0.1%
Transactional Software	0.1

97.5%

Country Allocation*

Japan	21.8%
United Kingdom	13.0
France	10.1
Switzerland	7.9
United States	7.2
Australia	5.7
Germany	4.8
Netherlands	4.1
Spain	3.0
Sweden	2.9
Hong Kong	2.7
Finland	1.8
Singapore	1.8
Denmark	1.7
Italy	1.6
Norway	1.3
Jersey	1.2
Belgium	1.1
Ireland	0.8
Israel	0.5
Austria	0.5
Portugal	0.5
Cayman Islands	0.3
SupraNational	0.3
Luxembourg	0.3
Bermuda	0.3
Papua New Guinea	0.2
New Zealand	0.1

97.5%

*	Calculated as a percentage of net assets
@	See Note 1

124

VALIC Company I International Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.3%
Australia — 5.7%
AGL Energy, Ltd.	25,046	$345,768
APA Group	75,332	560,500
ASX, Ltd.	9,202	508,582
Aurizon Holdings, Ltd.	120,207	469,960
BGP Holdings PLC†(1)	60,919	0
Brambles, Ltd.	72,408	614,659
Caltex Australia, Ltd.	23,515	549,696
Coca-Cola Amatil, Ltd.	65,362	503,120
Coles Group, Ltd.	47,183	518,931
Computershare, Ltd.	16,395	196,618
CSL, Ltd.	16,357	3,136,388
Dexus	28,278	233,926
Fortescue Metals Group, Ltd.	76,301	502,165
Goodman Group	51,282	514,064
GPT Group	61,897	257,483
Insurance Australia Group, Ltd.	62,321	332,595
Macquarie Group, Ltd.	16,161	1,509,066
Newcrest Mining, Ltd.	41,998	873,813
Origin Energy, Ltd.	123,475	726,611
QBE Insurance Group, Ltd.	37,063	317,880
Ramsay Health Care, Ltd.	9,388	463,426
Santos, Ltd.	109,662	604,530
Scentre Group	277,553	739,683
Sonic Healthcare, Ltd.	34,789	708,762
Stockland	85,968	293,651
Suncorp Group, Ltd.	60,881	550,987
Sydney Airport	81,224	504,349
Telstra Corp., Ltd.	194,029	506,591
Transurban Group	133,712	1,388,297
Vicinity Centres	166,785	302,340
Woodside Petroleum, Ltd.	72,103	1,683,069
Woolworths Group, Ltd.	62,456	1,679,671

		22,097,181

Austria — 0.5%
Erste Group Bank AG	12,326	441,336
OMV AG	15,366	875,892
voestalpine AG	23,831	631,423

		1,948,651

Belgium — 1.1%
Ageas	2,563	153,833
Groupe Bruxelles Lambert SA	12,657	1,284,262
KBC Group NV	12,320	897,715
Proximus SADP	2,316	69,861
Solvay SA	3,637	416,716
UCB SA	14,803	1,199,651
Umicore SA	4,987	214,163

		4,236,201

Bermuda — 0.3%
Hongkong Land Holdings, Ltd.	55,100	303,050
Jardine Matheson Holdings, Ltd.	8,700	489,114
Jardine Strategic Holdings, Ltd.	8,800	279,400

		1,071,564

Cayman Islands — 0.3%
CK Asset Holdings, Ltd.	103,808	690,237
WH Group, Ltd.*	336,500	345,611
Wharf Real Estate Investment Co., Ltd.	49,000	271,977

		1,307,825

Denmark — 1.7%
Chr. Hansen Holding A/S	2,578	195,761
Demant A/S†	2,605	79,701

Security Description	Shares	Value (Note 2)

Denmark (continued)
DSV A/S	5,197	$565,822
Genmab A/S†	2,025	471,757
Novo Nordisk A/S, Class B	69,830	3,924,919
Novozymes A/S, Class B	4,284	204,659
Orsted A/S*	7,392	681,205
Pandora A/S	3,725	149,942
Vestas Wind Systems A/S	5,332	507,405

		6,781,171

Finland — 1.8%
Elisa Oyj	4,829	258,079
Kone Oyj, Class B	14,796	926,209
Metso Oyj	3,945	151,248
Neste Oyj	23,260	786,192
Nokia Oyj	195,633	692,171
Nokian Renkaat Oyj	6,160	166,676
Nordea Bank Abp	149,115	1,055,994
Orion Oyj, Class B	11,247	489,437
Sampo Oyj, Class A	25,403	1,027,104
Stora Enso Oyj, Class R	30,154	405,292
UPM-Kymmene Oyj	26,756	893,745

		6,852,147

France — 10.1%
Accor SA	12,998	556,042
Aeroports de Paris	2,264	442,729
Air Liquide SA	22,577	3,060,633
Arkema SA	3,503	363,002
Atos SE	4,174	354,452
AXA SA	115,432	3,140,499
Bouygues SA	21,474	877,235
Bureau Veritas SA	11,721	306,813
Capgemini SE	7,401	875,298
Carrefour SA	31,256	515,832
Casino Guichard Perrachon SA	3,862	169,935
Cie de Saint-Gobain	27,860	1,127,981
Cie Generale des Etablissements Michelin SCA	8,332	999,633
CNP Assurances	24,774	489,100
Covivio	4,578	506,376
Danone SA	39,110	3,219,497
Dassault Systemes SE	5,470	861,761
Edenred	9,742	483,511
Eiffage SA	10,257	1,119,844
EssilorLuxottica SA	13,318	2,068,814
Eurazeo SE	5,026	342,472
Eutelsat Communications SA	11,227	184,171
Gecina SA	3,778	652,637
Getlink SE	26,210	442,085
Hermes International	3,357	2,514,917
ICADE	942	94,284
Iliad SA	719	91,530
Ipsen SA	3,263	368,472
Klepierre SA	13,440	482,259
L’Oreal SA	13,991	3,987,572
Legrand SA	14,411	1,138,035
Natixis SA	133,012	555,824
Publicis Groupe SA	11,512	506,550
Sartorius Stedim Biotech	2,629	417,367
Schneider Electric SE	23,745	2,291,605
SCOR SE	5,897	253,307
Societe BIC SA	1,121	77,188
Sodexo SA	4,267	497,361
Suez	33,168	490,931
Teleperformance	2,119	501,918
Veolia Environnement SA	37,405	957,699

125

VALIC Company I International Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Wendel SA	2,016	$271,632
Worldline SA†*	3,214	208,026

		38,866,829

Germany — 4.8%
Beiersdorf AG	7,876	918,459
Brenntag AG	2,406	128,320
Commerzbank AG	44,983	260,724
Continental AG	5,691	743,595
Covestro AG*	5,315	248,860
Deutsche Boerse AG	6,646	1,019,575
Deutsche Wohnen SE	17,209	672,102
Fraport AG Frankfurt Airport Services Worldwide	1,451	123,601
Hannover Rueck SE	1,641	304,629
HeidelbergCement AG	7,777	574,908
Henkel AG & Co. KGaA	4,203	406,553
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,577,705
Infineon Technologies AG	23,094	493,282
LANXESS AG	1,424	94,914
Merck KGaA	11,987	1,399,844
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,950,291
SAP SE	33,393	4,542,715
Siemens Healthineers AG*	13,780	668,287
Symrise AG	3,803	368,867
Telefonica Deutschland Holding AG	26,017	79,425
TUI AG	34,581	475,654
Vonovia SE	21,799	1,135,715
Wirecard AG	3,317	437,790

		18,625,815

Hong Kong — 2.7%
AIA Group, Ltd.	333,000	3,335,083
BOC Hong Kong Holdings, Ltd.	126,500	429,852
Hang Lung Properties, Ltd.	86,000	176,217
Hang Seng Bank, Ltd.	22,000	448,541
Henderson Land Development Co., Ltd.	106,503	512,240
Hong Kong & China Gas Co., Ltd.	500,048	953,075
Hong Kong Exchanges & Clearing, Ltd.	29,700	937,889
Link REIT	50,500	516,093
MTR Corp., Ltd.	77,000	431,819
New World Development Co., Ltd.	325,000	424,307
Power Assets Holdings, Ltd.	44,000	306,053
Sun Hung Kai Properties, Ltd.	73,500	1,069,442
Swire Pacific, Ltd., Class A	31,000	278,990
Swire Properties, Ltd.	54,200	168,595
Wheelock & Co., Ltd.	73,000	453,683

		10,441,879

Ireland — 0.8%
CRH PLC	31,818	1,217,422
DCC PLC	7,978	681,836
Kerry Group PLC, Class A	9,975	1,279,173

		3,178,431

Israel — 0.5%
Bank Hapoalim B.M.	58,066	468,284
Bank Leumi Le-Israel B.M.	74,268	538,690
Check Point Software Technologies, Ltd.†	5,364	632,308
NICE, Ltd.†	2,256	342,069

		1,981,351

Italy — 1.6%
Assicurazioni Generali SpA	107,154	2,187,496
Mediobanca Banca di Credito Finanziario SpA	56,238	628,868
Poste Italiane SpA*	44,625	520,640

Security Description	Shares	Value (Note 2)

Italy (continued)
Recordati SpA	13,203	$553,756
Snam SpA	284,615	1,414,784
Terna Rete Elettrica Nazionale SpA	141,587	909,401

		6,214,945

Japan — 21.8%
Aeon Co., Ltd.	26,300	536,548
Ajinomoto Co., Inc.	27,500	458,270
Aozora Bank, Ltd.	2,300	58,585
Astellas Pharma, Inc.	92,800	1,583,336
Bridgestone Corp.	26,500	1,059,225
Canon, Inc.	41,300	1,143,292
Central Japan Railway Co.	6,500	1,312,115
Chiba Bank, Ltd.	7,900	45,038
Chubu Electric Power Co., Inc.	27,900	388,976
Chugai Pharmaceutical Co., Ltd.	14,100	1,231,262
Concordia Financial Group, Ltd.	24,700	100,195
Dai Nippon Printing Co., Ltd.	5,700	152,427
Dai-ichi Life Holdings, Inc.	35,200	566,969
Daiichi Sankyo Co., Ltd.	20,900	1,310,272
Daikin Industries, Ltd.	7,400	1,064,483
Daiwa House Industry Co., Ltd.	18,300	559,926
Denso Corp.	21,200	946,742
Dentsu, Inc.	7,500	272,030
East Japan Railway Co.	15,900	1,462,820
Eisai Co., Ltd.	10,400	770,581
FANUC Corp.	5,700	1,088,653
FUJIFILM Holdings Corp.	12,100	571,753
Hankyu Hanshin Holdings, Inc.	9,200	395,048
Hisamitsu Pharmaceutical Co., Inc.	5,700	279,649
Hitachi Metals, Ltd.	34,000	475,885
Hitachi, Ltd.	25,800	1,013,567
Hoya Corp.	10,700	976,593
Idemitsu Kosan Co., Ltd.	9,300	253,880
Inpex Corp.	62,900	614,317
Isuzu Motors, Ltd.	19,400	226,958
JFE Holdings, Inc.	58,000	739,208
JXTG Holdings, Inc.	156,300	694,857
Kajima Corp.	22,500	296,629
Kao Corp.	17,300	1,361,177
KDDI Corp.	51,500	1,476,940
Keikyu Corp.	400	8,226
Keio Corp.	2,000	128,272
Keyence Corp.	4,600	1,573,469
Kintetsu Group Holdings Co., Ltd.	7,700	435,457
Komatsu, Ltd.	29,200	684,815
Kubota Corp.	32,100	495,188
Kyocera Corp.	6,200	421,830
Kyowa Kirin Co., Ltd.	25,100	532,706
LIXIL Group Corp.	3,000	50,706
Marubeni Corp.	85,200	629,105
Mazda Motor Corp.	40,800	361,573
MEIJI Holdings Co., Ltd.	6,900	469,015
Mitsubishi Chemical Holdings Corp.	59,600	441,984
Mitsubishi Corp.	54,500	1,427,043
Mitsubishi Electric Corp.	57,500	794,036
Mitsubishi Estate Co., Ltd.	41,900	768,100
Mitsubishi Tanabe Pharma Corp.	39,800	728,330
Mitsui & Co., Ltd.	91,200	1,616,028
Mitsui Fudosan Co., Ltd.	37,100	922,966
MS&AD Insurance Group Holdings, Inc.	13,100	423,801
Murata Manufacturing Co., Ltd.	14,700	852,010
NGK Spark Plug Co., Ltd.	1,300	26,023
Nidec Corp.	6,600	976,237
Nikon Corp.	1,100	15,085

126

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PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Nintendo Co., Ltd.	3,200	$1,238,134
Nippon Steel Corp.	111,800	1,639,897
Nippon Telegraph & Telephone Corp.	25,000	1,262,391
Nisshin Seifun Group, Inc.	16,400	308,057
Nitori Holdings Co., Ltd.	2,000	313,371
NTT DOCOMO, Inc.	42,600	1,168,771
Ono Pharmaceutical Co., Ltd.	35,300	791,755
Oriental Land Co., Ltd.	5,400	747,184
ORIX Corp.	58,800	962,944
Osaka Gas Co., Ltd.	28,100	526,803
Otsuka Holdings Co., Ltd.	29,700	1,295,398
Panasonic Corp.	65,600	618,512
Rakuten, Inc.	27,100	234,963
Recruit Holdings Co., Ltd.	30,300	1,096,785
Resona Holdings, Inc.	98,100	415,954
Ryohin Keikaku Co., Ltd.	5,000	113,882
Santen Pharmaceutical Co., Ltd.	27,600	516,925
Secom Co., Ltd.	6,500	552,697
Sekisui House, Ltd.	11,000	237,678
Shimano, Inc.	1,800	291,078
Shin-Etsu Chemical Co., Ltd.	11,100	1,187,529
Shionogi & Co., Ltd.	16,300	958,745
Shiseido Co., Ltd.	12,800	924,435
Shizuoka Bank, Ltd.	4,500	34,247
SMC Corp.	1,500	679,868
Softbank Corp.	54,200	735,838
SoftBank Group Corp.	46,600	1,810,697
Sony Corp.	35,600	2,245,511
Sumitomo Chemical Co., Ltd.	44,800	202,194
Sumitomo Corp.	63,600	958,169
Sumitomo Dainippon Pharma Co., Ltd.	8,500	160,518
Sumitomo Electric Industries, Ltd.	43,100	643,419
Sumitomo Metal Mining Co., Ltd.	18,200	551,379
Sumitomo Mitsui Financial Group, Inc.	68,600	2,500,072
Sumitomo Mitsui Trust Holdings, Inc.	21,000	803,316
Sumitomo Realty & Development Co., Ltd.	17,500	609,794
Suntory Beverage & Food, Ltd.	8,500	368,873
Sysmex Corp.	4,700	325,786
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	420,776
Terumo Corp.	19,100	670,258
Tobu Railway Co., Ltd.	4,000	146,361
Tohoku Electric Power Co., Inc.	17,900	177,438
Tokio Marine Holdings, Inc.	18,800	1,022,316
Tokyo Electron, Ltd.	3,000	619,433
Tokyo Gas Co., Ltd.	24,900	601,599
Tokyu Corp.	18,500	364,912
Toppan Printing Co., Ltd.	8,100	161,105
Toray Industries, Inc.	42,100	278,474
TOTO, Ltd.	800	35,010
Toyota Industries Corp.	8,900	522,836
Toyota Motor Corp.	93,600	6,531,605
Toyota Tsusho Corp.	5,200	181,718
Unicharm Corp.	21,100	691,092
West Japan Railway Co.	7,500	660,340
Yakult Honsha Co., Ltd.	6,300	369,522
Yamazaki Baking Co., Ltd.	8,700	159,526
Z Holdings Corp.	81,500	280,714

		84,198,815

Jersey — 1.2%
Amcor PLC CDI	60,352	622,537
Experian PLC	51,790	1,716,763
Ferguson PLC	14,538	1,263,919
WPP PLC	72,061	932,467

		4,535,686

Security Description	Shares	Value (Note 2)

Luxembourg — 0.3%
Aroundtown SA	43,901	$381,219
SES SA FDR	10,069	133,615
Tenaris SA	56,576	601,607

		1,116,441

Netherlands — 4.1%
ABN AMRO Group NV CVA*	40,437	690,071
Aegon NV	159,801	720,408
AerCap Holdings NV†	9,300	574,833
Akzo Nobel NV	15,299	1,465,029
ASML Holding NV	13,050	3,551,165
CNH Industrial NV	68,258	731,544
EXOR NV	8,039	615,000
Ferrari NV	4,742	801,402
Koninklijke DSM NV	7,823	1,002,343
Koninklijke KPN NV	179,435	552,723
Koninklijke Vopak NV	16,573	883,528
NN Group NV	28,286	1,085,708
NXP Semiconductors NV	8,951	1,034,557
QIAGEN NV†	19,562	837,490
STMicroelectronics NV	15,441	379,353
Wolters Kluwer NV	11,208	804,586

		15,729,740

New Zealand — 0.1%
Auckland International Airport, Ltd.	28,716	166,422
Fletcher Building, Ltd.	14,028	47,087
Spark New Zealand, Ltd.	26,250	76,486

		289,995

Norway — 1.3%
Equinor ASA	137,665	2,537,094
Mowi ASA	28,738	713,031
Orkla ASA	78,880	764,186
Telenor ASA	36,831	672,380
Yara International ASA	8,435	318,138

		5,004,829

Papua New Guinea — 0.2%
Oil Search, Ltd.	157,585	793,033

Portugal — 0.5%
Banco Espirito Santo SA(1)†	126,030	0
EDP - Energias de Portugal SA	194,077	784,700
Galp Energia SGPS SA	62,555	1,018,246

		1,802,946

Singapore — 1.8%
CapitaLand, Ltd.	262,700	706,833
City Developments, Ltd.	27,000	204,124
ComfortDelGro Corp., Ltd.	16,400	28,179
DBS Group Holdings, Ltd.	84,200	1,554,471
Jardine Cycle & Carriage, Ltd.	10,700	239,707
Keppel Corp., Ltd.	121,200	595,499
Oversea-Chinese Banking Corp., Ltd.	157,800	1,243,755
Singapore Telecommunications, Ltd.	401,500	992,228
United Overseas Bank, Ltd.	66,200	1,249,751

		6,814,547

Spain — 3.0%
Aena SME SA*	4,547	835,072
Amadeus IT Group SA	17,484	1,392,652
Banco Bilbao Vizcaya Argentaria SA	291,055	1,533,213
Banco de Sabadell SA	251,989	279,560
Bankia SA	128,235	248,435
Bankinter SA	29,064	203,262

127

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PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain (continued)
CaixaBank SA	173,134	$510,997
Enagas SA	29,593	737,145
Grifols SA	19,249	657,617
Red Electrica Corp. SA	33,714	659,283
Repsol SA	159,901	2,517,369
Telefonica SA	246,900	1,891,012

		11,465,617

SupraNational — 0.3%
Unibail-Rodamco-Westfield	7,305	1,142,000

Sweden — 2.9%
Assa Abloy AB, Class B	32,092	761,914
Atlas Copco AB, Class B	37,418	1,209,483
Boliden AB	26,697	688,459
Epiroc AB, Class A	22,823	266,399
Essity AB, Class B	38,080	1,196,690
Hennes & Mauritz AB, Class B	27,444	529,617
Hexagon AB, Class B	5,502	310,998
Industrivarden AB, Class C	2,994	69,426
Investor AB, Class B	42,629	2,252,919
Sandvik AB	36,253	659,152
Skandinaviska Enskilda Banken AB, Class A	75,933	651,025
Svenska Handelsbanken AB, Class A	95,987	942,017
Telefonaktiebolaget LM Ericsson, Class B	93,191	839,659
Volvo AB, Class B	60,577	936,342

		11,314,100

Switzerland — 7.9%
ABB, Ltd.	108,821	2,379,915
Adecco Group AG	6,603	408,197
Alcon, Inc.†	23,158	1,278,553
Baloise Holding AG	3,177	552,163
Coca-Cola HBC AG	24,531	818,244
EMS-Chemie Holding AG	545	338,173
Geberit AG	2,039	1,094,535
Givaudan SA	554	1,628,206
Julius Baer Group, Ltd.	13,548	637,840
Kuehne & Nagel International AG	3,473	564,710
Lonza Group AG	3,956	1,343,458
Pargesa Holding SA	10,987	866,874
Partners Group Holding AG	1,194	1,006,781
Schindler Holding AG	215	51,428
Schindler Holding AG (Participation Certificate)	3,620	902,466
SGS SA	344	895,088
Sika AG	6,257	1,089,031
Sonova Holding AG	2,318	529,199
Straumann Holding AG	453	435,786
Swatch Group AG	3,991	1,117,480
Swiss Life Holding AG	2,980	1,477,484
Swiss Prime Site AG	16,778	1,771,757
Swiss Re AG	20,951	2,268,993
Swisscom AG	2,858	1,479,301
Temenos AG	2,443	370,603
Vifor Pharma AG	4,670	832,661
Zurich Insurance Group AG	11,057	4,337,661

		30,476,587

United Kingdom — 13.0%
3i Group PLC	74,419	1,030,835
Admiral Group PLC	20,276	561,193
Antofagasta PLC	76,756	861,684
Ashtead Group PLC	31,569	959,499
Auto Trader Group PLC*	66,834	485,791

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Aviva PLC	384,999	$2,010,675
Barratt Developments PLC	67,164	579,226
Berkeley Group Holdings PLC	9,353	554,755
British Land Co. PLC	143,217	1,066,182
BT Group PLC	452,868	1,121,999
Bunzl PLC	26,567	729,472
Burberry Group PLC	34,562	940,504
Centrica PLC	425,667	441,640
Coca-Cola European Partners PLC	7,016	354,027
Compass Group PLC	80,380	1,969,512
Croda International PLC	13,657	879,631
Direct Line Insurance Group PLC	168,705	666,366
Evraz PLC	67,752	324,571
Fresnillo PLC	33,358	249,197
Halma PLC	19,981	544,241
Hargreaves Lansdown PLC	17,251	413,880
Informa PLC	115,137	1,178,493
InterContinental Hotels Group PLC	16,870	1,092,468
Intertek Group PLC	12,850	916,734
Investec PLC	80,697	458,078
ITV PLC	339,979	638,022
J Sainsbury PLC	245,839	681,379
John Wood Group PLC	87,524	397,669
Johnson Matthey PLC	16,550	615,178
Kingfisher PLC	172,440	468,130
Land Securities Group PLC	112,381	1,393,015
Legal & General Group PLC	468,105	1,700,635
London Stock Exchange Group PLC	18,633	1,656,082
Marks & Spencer Group PLC	207,182	520,778
Melrose Industries PLC	227,485	675,524
Micro Focus International PLC	15,513	227,282
Mondi PLC	28,293	613,112
National Grid PLC	222,892	2,564,803
Next PLC	9,684	846,426
Pearson PLC	65,779	550,097
Persimmon PLC	20,231	669,320
RELX PLC	94,653	2,292,916
Rentokil Initial PLC	157,402	905,709
RSA Insurance Group PLC	84,074	599,576
Sage Group PLC	80,754	787,293
Schroders PLC	17,665	753,723
Segro PLC	136,585	1,579,271
Smith & Nephew PLC	57,248	1,281,662
Smiths Group PLC	46,568	1,000,399
Spirax-Sarco Engineering PLC	5,213	601,744
SSE PLC	84,085	1,413,767
St James’s Place PLC	58,462	823,035
Taylor Wimpey PLC	204,175	460,142
United Utilities Group PLC	88,464	976,417
Weir Group PLC	15,798	285,133
Whitbread PLC	14,210	845,595
WM Morrison Supermarkets PLC	364,283	934,281

		50,148,768

Total Long-Term Investment Securities
(cost $307,895,275)		348,437,094

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills 1.65% due 12/24/2019(2)
(cost 2,347,523)	$2,350,000	2,347,725

128

VALIC Company I International Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 6.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $25,304,527 collateralized by $25,200,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $25,814,401 (cost $25,304,000)	$25,304,000	$25,304,000

TOTAL INVESTMENTS
(cost $335,546,798)(3)	97.5%	376,088,819
Other assets less liabilities	2.5	9,782,308

NET ASSETS	100.0%	$385,871,127

@	See Note 1
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $4,683,563 representing 1.2% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert)

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
383	Long	MSCI EAFE Index	December 2019	$36,711,821	$37,865,295	$1,153,474

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$22,097,181	$—	$0	$22,097,181
Portugal	1,802,946	—	0	1,802,946
Other Countries	324,536,967	—	—	324,536,967
Short-Term Investment Securities	—	2,347,725	—	2,347,725
Repurchase Agreements	—	25,304,000	—	25,304,000

Total Investments at Value	$348,437,094	$27,651,725	$0	$376,088,819

Other Financial Instruments:†

Futures Contracts	$1,153,474	$—	$—	$1,153,474

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts presented unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

129

VALIC Company I International Value Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	6.7%
Oil Companies — Integrated	5.6
Registered Investment Companies	5.5
Electronic Components — Misc.	5.0
Medical — Drugs	4.8
Cellular Telecom	4.8
Diversified Manufacturing Operations	4.6
Diversified Minerals	3.1
Building Products — Cement	3.0
Finance — Investment Banker/Broker	3.0
Computer Data Security	2.9
Building & Construction Products — Misc.	2.9
Machinery — Electrical	2.8
Appliances	2.7
Wire & Cable Products	2.7
Oil — Field Services	2.6
Diversified Banking Institutions	2.6
Building — Heavy Construction	2.5
Electronic Components — Semiconductors	2.4
Broadcast Services/Program	2.4
Building Products — Doors & Windows	2.2
Investment Companies	2.1
Insurance — Life/Health	2.0
Industrial Automated/Robotic	1.9
Agricultural Chemicals	1.9
Food — Misc./Diversified	1.8
Medical Products	1.7
E-Commerce/Products	1.7
Retail — Drug Store	1.6
Enterprise Software/Service	1.4
Telephone — Integrated	1.4
Banks — Mortgage	1.2
Diversified Financial Services	1.2
Retail — Building Products	1.1
Insurance — Reinsurance	1.0
Food — Retail	0.8
Containers — Paper/Plastic	0.8
Silver Mining	0.7
Investment Management/Advisor Services	0.6
Electric — Integrated	0.6
Sugar	0.5
Aerospace/Defense	0.5

101.3%

Country Allocation*

United Kingdom	14.6%
Japan	12.9
United States	8.1
Netherlands	5.6
Italy	5.4
Germany	4.8
Switzerland	4.8
South Korea	4.7
Canada	4.3
China	4.3
France	4.3
Cayman Islands	3.9
Israel	2.9
Singapore	2.5
Thailand	2.4
India	2.4
Malaysia	2.3
Russia	2.1
Norway	2.0
British Virgin Islands	1.9
Ireland	1.8
Hong Kong	1.6
Jersey	0.6
Australia	0.6
Bermuda	0.5

101.3%

*	Calculated as a percentage of net assets

130

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.8%
Australia — 0.6%
Origin Energy, Ltd.	720,932	$4,242,455

Bermuda — 0.5%
Cosan, Ltd., Class A†	206,317	3,608,484

British Virgin Islands — 1.9%
Hollysys Automation Technologies, Ltd.	928,386	13,656,558

Canada — 4.3%
Home Capital Group, Inc.†#	351,100	9,116,494
Lundin Mining Corp.	4,106,800	22,229,837

		31,346,331

Cayman Islands — 3.9%
Alibaba Group Holding, Ltd. ADR†	61,237	12,247,400
Xinyi Glass Holdings, Ltd.	13,490,000	15,854,268

		28,101,668

China — 4.3%
Midea Group Co., Ltd.	2,545,239	19,669,320
Shanghai Pharmaceuticals Holding Co., Ltd.	6,204,100	11,127,364

		30,796,684

France — 4.3%
Cie de Saint-Gobain	514,452	20,828,865
Orange SA#	594,344	9,821,833

		30,650,698

Germany — 4.8%
METRO AG	372,212	5,997,215
Muenchener Rueckversicherungs-Gesellschaft AG	25,763	7,396,636
Rheinmetall AG	30,909	3,290,829
SAP SE	74,020	10,069,528
Siemens AG	62,109	8,013,994

		34,768,202

Hong Kong — 1.6%
China Everbright, Ltd.	2,714,000	4,368,444
China Mobile, Ltd.	945,000	7,122,464

		11,490,908

India — 2.4%
Zee Telefilms, Ltd.	4,251,096	16,977,717

Ireland — 1.8%
Greencore Group PLC	4,038,602	12,687,457

Israel — 2.9%
Check Point Software Technologies, Ltd.†	179,722	21,185,629

Italy — 5.4%
Eni SpA	1,307,841	19,759,798
Prysmian SpA	850,998	19,397,798

		39,157,596

Japan — 12.9%
Alps Alpine Co., Ltd.	485,900	10,969,429
Daiwa Securities Group, Inc.	4,219,800	21,396,821
Hitachi, Ltd.	512,800	20,145,631
Mitsubishi UFJ Financial Group, Inc.	3,479,400	18,376,878
Takeda Pharmaceutical Co., Ltd.	538,800	21,930,053

		92,818,812

Jersey — 0.6%
Man Group PLC	2,194,995	4,308,025

Malaysia — 2.3%
CIMB Group Holdings Bhd	13,126,591	16,280,556

Security Description	Shares	Value (Note 2)

Netherlands — 5.6%
Koninklijke Philips NV	267,251	$12,408,772
NN Group NV	384,167	14,745,571
OCI NV†#	708,672	13,428,798

		40,583,141

Norway — 2.0%
DNB ASA	853,405	14,338,427

Russia — 2.1%
Mobile TeleSystems PJSC ADR	1,622,032	15,311,982

Singapore — 2.5%
Keppel Corp., Ltd.#	3,604,300	17,709,217

South Korea — 4.7%
Hana Financial Group, Inc.	144,737	4,380,771
Samsung Electronics Co., Ltd.	412,288	17,557,538
SK Telecom Co., Ltd.	57,131	11,898,765

		33,837,074

Switzerland — 4.8%
LafargeHolcim, Ltd.	425,000	21,913,000
Novartis AG	139,213	12,815,949

		34,728,949

Thailand — 2.4%
Siam Commercial Bank PCL	4,371,500	17,504,807

United Kingdom — 14.6%
BP PLC	3,378,093	20,980,207
Fresnillo PLC#	712,309	5,321,225
John Wood Group PLC#	4,069,613	18,490,442
Kingfisher PLC	2,996,503	8,134,731
Melrose Industries PLC	5,066,663	15,045,614
Sensata Technologies Holding PLC†	235,694	12,135,884
Smiths Group PLC#	1,167,845	25,088,278

		105,196,381

United States — 2.6%
Berry Global Group, Inc.†	125,040	5,838,118
Gentex Corp.	457,838	13,002,599

		18,840,717

Total Long-Term Investment Securities
(cost $708,609,657)		690,128,475

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(2)	35,508,916	35,508,916
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	4,175,478	4,175,478

Total Short-Term Investment Securities
(cost $39,684,394)		39,684,394

TOTAL INVESTMENTS
(cost $748,294,051)(3)	101.3%	729,812,869
Liabilities in excess of other assets	(1.3)	(9,498,479)

NET ASSETS	100.0%	$720,314,390

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $38,643,275. This was secured by collateral of $4,175,478, which was received in cash and subsequently invested in short-term investments currently valued at $4,175,478 as

131

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

reported in the Portfolio of Investments. Additional collateral of $36,763,688 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 03/26/2020	$695,492
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2019 to 02/15/2049	36,068,196

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	22,317,800	USD	24,526,184	12/09/2019	$—	$(70,138)
	GBP	41,554,100	USD	51,233,641	12/09/2019	—	(2,518,896)

Net Unrealized Appreciation (Depreciation)						$—	$(2,589,034)

EUR—Euro Currency

GBP—Pound Sterling

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$690,128,475	$—	$—	$690,128,475
Short-Term Investment Securities	39,684,394	—	—	39,684,394

Total Investments at Value	$729,812,869	$—	$—	$729,812,869

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$2,589,034	$—	$2,589,034

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

132

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.8%
Applications Software	6.5
Computers	4.7
E-Commerce/Products	4.2
Insurance — Property/Casualty	4.0
Web Portals/ISP	4.0
Medical — Drugs	3.9
Data Processing/Management	3.3
Medical Instruments	2.9
Electronic Components — Semiconductors	2.6
Cable/Satellite TV	2.5
Internet Content — Entertainment	2.5
Finance — Credit Card	2.4
Oil Companies — Integrated	2.2
Entertainment Software	2.1
Telephone — Integrated	2.1
Tobacco	2.1
Instruments — Controls	2.1
Medical Products	2.0
Aerospace/Defense	2.0
Food — Misc./Diversified	1.9
Retail — Building Products	1.8
Oil Companies — Exploration & Production	1.8
Investment Management/Advisor Services	1.5
Electric Products — Misc.	1.4
Computer Services	1.4
Electronic Forms	1.2
Semiconductor Equipment	1.2
Repurchase Agreements	1.1
Real Estate Investment Trusts	1.1
Pharmacy Services	1.1
Semiconductor Components — Integrated Circuits	1.0
Dental Supplies & Equipment	1.0
Machinery — Construction & Mining	1.0
Telecom Equipment — Fiber Optics	0.9
Medical — HMO	0.8
Insurance Brokers	0.8
Electric — Integrated	0.8
Banks — Super Regional	0.8
Gold Mining	0.8
Food — Catering	0.7
Oil Refining & Marketing	0.7
Internet Security	0.7
Networking Products	0.7
Medical — Biomedical/Gene	0.7
Coatings/Paint	0.6
Agricultural Biotech	0.6
Oil — Field Services	0.6
Cellular Telecom	0.5
Chemicals — Diversified	0.5
Aerospace/Defense — Equipment	0.5
Cosmetics & Toiletries	0.5
Computer Aided Design	0.5
Industrial Gases	0.4
Building — Residential/Commercial	0.4
Food — Wholesale/Distribution	0.4
Television	0.4
Textile — Home Furnishings	0.4
Apparel Manufacturers	0.3
Diversified Manufacturing Operations	0.3
Retail — Restaurants	0.2

99.9%

*	Calculated as a percentage of net assets

133

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense — 2.0%
Northrop Grumman Corp.	8,245	$2,900,343
Spirit AeroSystems Holdings, Inc., Class A	9,015	784,215

		3,684,558

Aerospace/Defense - Equipment — 0.5%
L3Harris Technologies, Inc.	4,390	882,785

Agricultural Biotech — 0.6%
Corteva, Inc.	41,473	1,079,127

Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	14,915	553,943

Applications Software — 6.5%
CDK Global, Inc.	15,825	847,429
Microsoft Corp.	72,610	10,991,702

		11,839,131

Banks - Super Regional — 0.8%
Wells Fargo & Co.	26,660	1,451,904

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	13,895	769,088

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	104,503	4,613,807

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	12,305	966,558

Chemicals - Diversified — 0.5%
DuPont de Nemours, Inc.	13,673	886,147

Coatings/Paint — 0.6%
Sherwin-Williams Co.	1,978	1,153,431

Computer Aided Design — 0.5%
Autodesk, Inc.†	4,730	855,657

Computer Services — 1.4%
DXC Technology Co.	17,661	659,285
International Business Machines Corp.	13,545	1,821,125

		2,480,410

Computers — 4.7%
Apple, Inc.	32,088	8,575,518

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	12,830	870,131

Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	25,585	3,534,568
Fiserv, Inc.†	21,332	2,479,631

		6,014,199

Dental Supplies & Equipment — 1.0%
DENTSPLY SIRONA, Inc.	32,475	1,836,136

Diversified Banking Institutions — 7.8%
Citigroup, Inc.	70,586	5,302,420
JPMorgan Chase & Co.	44,190	5,822,475
Morgan Stanley	64,215	3,177,358

		14,302,253

Diversified Manufacturing Operations — 0.3%
3M Co.	3,135	532,229

E-Commerce/Products — 4.2%
Amazon.com, Inc.†	3,035	5,465,428
eBay, Inc.	64,735	2,299,387

		7,764,815

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 1.4%
Emerson Electric Co.	33,780	$2,494,991

Electric - Integrated — 0.8%
American Electric Power Co., Inc.	16,125	1,473,019

Electronic Components - Semiconductors — 2.6%
Broadcom, Inc.	3,340	1,056,141
Intel Corp.	20,410	1,184,801
Marvell Technology Group, Ltd.	30,970	816,679
NVIDIA Corp.	7,635	1,654,810

		4,712,431

Electronic Forms — 1.2%
Adobe, Inc.†	7,180	2,222,425

Entertainment Software — 2.1%
Activision Blizzard, Inc.	42,339	2,321,447
Electronic Arts, Inc.†	15,760	1,591,918

		3,913,365

Finance - Credit Card — 2.4%
Mastercard, Inc., Class A	14,837	4,335,816

Food - Catering — 0.7%
Aramark	30,412	1,327,180

Food - Misc./Diversified — 1.9%
Conagra Brands, Inc.	60,698	1,752,351
Mondelez International, Inc., Class A	34,290	1,801,597

		3,553,948

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	9,204	741,382

Gold Mining — 0.8%
Newmont Goldcorp Corp.	36,800	1,413,120

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,290	777,526

Instruments - Controls — 2.1%
Honeywell International, Inc.	21,141	3,774,726

Insurance Brokers — 0.8%
Aon PLC	7,327	1,491,850

Insurance - Property/Casualty — 4.0%
Berkshire Hathaway, Inc., Class B†	33,601	7,402,300

Internet Content - Entertainment — 2.5%
Facebook, Inc., Class A†	22,670	4,571,179

Internet Security — 0.7%
Palo Alto Networks, Inc.†	5,570	1,265,615

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	5,437	2,690,826

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	12,590	1,822,151

Medical Instruments — 2.9%
Medtronic PLC	47,154	5,252,484

Medical Products — 2.0%
Abbott Laboratories	17,196	1,469,398
Becton Dickinson and Co.	8,585	2,219,223

		3,688,621

Medical - Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	10,720	1,221,437

Medical - Drugs — 3.9%
Allergan PLC	8,465	1,565,517
Johnson & Johnson	25,703	3,533,906

134

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Pfizer, Inc.	51,020	$1,965,290

		7,064,713

Medical - HMO — 0.8%
Anthem, Inc.	5,419	1,564,249

Networking Products — 0.7%
Cisco Systems, Inc.	27,620	1,251,462

Oil Companies - Exploration & Production — 1.8%
Canadian Natural Resources, Ltd.	50,380	1,409,129
EOG Resources, Inc.	27,498	1,949,608

		3,358,737

Oil Companies - Integrated — 2.2%
Chevron Corp.	33,985	3,980,663

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	12,045	730,409
Valero Energy Corp.	5,781	552,027

		1,282,436

Oil - Field Services — 0.6%
Schlumberger, Ltd.	29,515	1,068,443

Pharmacy Services — 1.1%
Cigna Corp.	9,914	1,982,007

Real Estate Investment Trusts — 1.1%
American Tower Corp.	9,295	1,989,409

Retail - Building Products — 1.8%
Lowe’s Cos., Inc.	28,715	3,368,557

Retail - Restaurants — 0.2%
McDonald’s Corp.	1,910	371,457

Semiconductor Components - Integrated Circuits — 1.0%
NXP Semiconductors NV	16,450	1,901,291

Semiconductor Equipment — 1.2%
Lam Research Corp.	8,185	2,184,004

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	57,185	1,660,652

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 2.1%
AT&T, Inc.	64,070	$2,394,937
Verizon Communications, Inc.	24,558	1,479,374

		3,874,311

Television — 0.4%
CBS Corp., Class B	18,215	735,522

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	5,165	719,846

Tobacco — 2.1%
Philip Morris International, Inc.	45,695	3,789,486

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	2,502	3,262,833
Alphabet, Inc., Class C†	3,073	4,010,142

		7,272,975

Total Long-Term Investment Securities
(cost $137,390,249)		180,678,439

REPURCHASE AGREEMENTS — 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, repurchased 12/02/2019 in the amount of $2,064,043 collateralized by $2,120,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $2,105,308

(cost $2,064,000)	$2,064,000	2,064,000

TOTAL INVESTMENTS
(cost $139,454,249)(1)	99.9%	182,742,439
Other assets less liabilities	0.1	218,018

NET ASSETS	100.0%	$182,960,457

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$180,678,439	$—	$—	$180,678,439
Repurchase Agreements	—	2,064,000	—	2,064,000

Total Investments at Value	$180,678,439	$2,064,000	$—	$182,742,439

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

135

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Web Portals/ISP	6.1%
Computer Services	5.3
Applications Software	5.2
Finance — Credit Card	4.7
Insurance Brokers	4.0
Data Processing/Management	3.9
Medical Products	3.8
Diagnostic Equipment	3.8
Cosmetics & Toiletries	3.3
Computers	3.2
Electronic Connectors	3.1
Hotels/Motels	2.8
Semiconductor Components — Integrated Circuits	2.6
Finance — Investment Banker/Broker	2.6
Commercial Services — Finance	2.6
Medical — Drugs	2.6
Electronic Components — Semiconductors	2.3
Athletic Footwear	2.3
Machinery — General Industrial	2.1
Transport — Rail	2.1
Cable/Satellite TV	2.1
Coatings/Paint	2.1
Retail — Major Department Stores	2.0
E-Commerce/Products	1.8
Electronic Measurement Instruments	1.7
Instruments — Scientific	1.7
Chemicals — Diversified	1.7
Beverages — Non-alcoholic	1.7
Textile — Apparel	1.6
Registered Investment Companies	1.5
Aerospace/Defense — Equipment	1.5
Entertainment Software	1.5
Private Equity	1.5
Soap & Cleaning Preparation	1.4
Chemicals — Specialty	1.3
Instruments — Controls	1.1
Retail — Restaurants	1.1
Consulting Services	1.1
Apparel Manufacturers	1.1
Pharmacy Services	0.9
Food — Misc./Diversified	0.8
Veterinary Diagnostics	0.8
U.S. Government Agencies	0.7
Multimedia	0.4

101.5%

*	Calculated as a percentage of net assets

136

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	54,538	$8,090,167

Apparel Manufacturers — 1.1%
VF Corp.	64,822	5,739,340

Applications Software — 5.2%
Microsoft Corp.	188,785	28,578,273

Athletic Footwear — 2.3%
adidas AG	8,302	2,586,120
NIKE, Inc., Class B	106,734	9,978,562

		12,564,682

Beverages - Non-alcoholic — 1.7%
PepsiCo, Inc.	66,713	9,061,627

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	256,359	11,318,250

Chemicals - Diversified — 1.7%
PPG Industries, Inc.	71,069	9,156,530

Chemicals - Specialty — 1.3%
Ecolab, Inc.	37,048	6,915,750

Coatings/Paint — 2.1%
Sherwin-Williams Co.	19,373	11,296,978

Commercial Services - Finance — 2.6%
Equifax, Inc.	35,865	5,008,188
Moody’s Corp.	40,634	9,210,509

		14,218,697

Computer Services — 5.3%
Accenture PLC, Class A	99,704	20,056,456
Cognizant Technology Solutions Corp., Class A	140,534	9,009,635

		29,066,091

Computers — 3.2%
Apple, Inc.	66,096	17,664,156

Consulting Services — 1.1%
Verisk Analytics, Inc.	39,118	5,769,123

Cosmetics & Toiletries — 3.3%
Colgate-Palmolive Co.	144,370	9,791,173
Estee Lauder Cos., Inc., Class A	24,210	4,732,329
L’Oreal SA	11,719	3,340,030

		17,863,532

Data Processing/Management — 3.9%
Fidelity National Information Services, Inc.	87,412	12,075,968
Fiserv, Inc.†	81,315	9,452,055

		21,528,023

Diagnostic Equipment — 3.8%
Danaher Corp.	43,262	6,315,387
Thermo Fisher Scientific, Inc.	45,630	14,325,538

		20,640,925

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	49,020	9,804,000

Electronic Components - Semiconductors — 2.3%
Texas Instruments, Inc.	106,148	12,760,051

Electronic Connectors — 3.1%
Amphenol Corp., Class A	87,564	9,106,656
TE Connectivity, Ltd.	84,780	7,859,954

		16,966,610

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.7%
Fortive Corp.	132,118	$9,534,956

Entertainment Software — 1.5%
Electronic Arts, Inc.†	79,807	8,061,305

Finance - Credit Card — 4.7%
Mastercard, Inc., Class A	25,982	7,592,720
Visa, Inc., Class A	97,324	17,957,251

		25,549,971

Finance - Investment Banker/Broker — 2.6%
Charles Schwab Corp.	86,014	4,257,693
TD Ameritrade Holding Corp.	195,054	10,109,649

		14,367,342

Food - Misc./Diversified — 0.8%
Nestle SA	44,186	4,591,809

Hotels/Motels — 2.8%
Marriott International, Inc., Class A	108,434	15,219,796

Instruments - Controls — 1.1%
Mettler-Toledo International, Inc.†	8,430	6,064,626

Instruments - Scientific — 1.7%
Waters Corp.†	41,780	9,278,085

Insurance Brokers — 4.0%
Aon PLC	74,538	15,176,682
Marsh & McLennan Cos., Inc.	63,099	6,819,109

		21,995,791

Machinery - General Industrial — 2.1%
Nordson Corp.	70,114	11,627,005

Medical Products — 3.8%
Abbott Laboratories	114,004	9,741,642
Becton Dickinson and Co.	43,118	11,146,003

		20,887,645

Medical - Drugs — 2.6%
Eli Lilly & Co.	41,757	4,900,184
Roche Holding AG	17,783	5,480,721
Zoetis, Inc.	31,047	3,741,784

		14,122,689

Multimedia — 0.4%
Walt Disney Co.	14,073	2,133,185

Pharmacy Services — 0.9%
Cigna Corp.	25,602	5,118,352

Private Equity — 1.5%
Blackstone Group, Inc., Class A#	146,253	7,929,838

Retail - Major Department Stores — 2.0%
TJX Cos., Inc.	177,452	10,847,641

Retail - Restaurants — 1.1%
Starbucks Corp.	68,738	5,872,287

Semiconductor Components - Integrated Circuits — 2.6%
Analog Devices, Inc.	70,961	8,015,045
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	120,606	6,402,973

		14,418,018

Soap & Cleaning Preparation — 1.4%
Church & Dwight Co., Inc.	33,149	2,328,386
Reckitt Benckiser Group PLC	69,261	5,433,844

		7,762,230

137

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Textile - Apparel — 1.6%
LVMH Moet Hennessy Louis Vuitton SE	19,243	$8,634,766

Transport - Rail — 2.1%
Union Pacific Corp.	65,026	11,443,926

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	163,406	4,527,980

Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	25,519	33,279,073

Total Long-Term Investment Securities
(cost $358,948,594)		542,271,121

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	8,103,000	8,103,000

U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 1.55% due 12/02/2019	$3,625,000	3,625,000

Total Short-Term Investment Securities
(cost $11,727,846)		11,728,000

TOTAL INVESTMENTS
(cost $370,676,440)(3)	101.5%	553,999,121
Liabilities in excess of other assets	(1.5)	(7,969,681)

NET ASSETS	100.0%	$546,029,440

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $7,916,120. This was secured by collateral of $8,103,000, which was received in cash and subsequently invested in short-term investments currently valued at $8,103,000 as reported in the Portfolio of Investments

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$542,271,121	$—	$—	$542,271,121
Short-Term Investment Securities:
Registered Investment Companies	8,103,000	—	—	8,103,000
U.S. Government Agencies	—	3,625,000	—	3,625,000

Total Investments at Value	$550,374,121	$3,625,000	$—	$553,999,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

138

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.2%
Banks — Commercial	6.5
Repurchase Agreements	4.1
Registered Investment Companies	2.5
Medical Products	2.1
Insurance — Property/Casualty	2.1
Retail — Restaurants	1.9
Electric — Integrated	1.8
Enterprise Software/Service	1.6
Transport — Truck	1.6
Gas — Distribution	1.6
Chemicals — Specialty	1.4
Medical Instruments	1.2
Medical — Biomedical/Gene	1.2
Steel — Producers	1.2
Insurance — Multi-line	1.1
Electronic Parts Distribution	1.1
Electronic Components — Semiconductors	1.1
Food — Misc./Diversified	1.1
Medical Labs & Testing Services	1.1
Investment Management/Advisor Services	1.1
Electronic Components — Misc.	1.0
Computer Services	1.0
Insurance — Reinsurance	1.0
Distribution/Wholesale	1.0
Diversified Manufacturing Operations	0.9
Semiconductor Equipment	0.9
Building & Construction Products — Misc.	0.8
Commercial Services — Finance	0.8
Electronic Measurement Instruments	0.8
Applications Software	0.8
Machinery — Pumps	0.7
Office Automation & Equipment	0.7
Engineering/R&D Services	0.7
Lighting Products & Systems	0.7
Theaters	0.7
Insurance — Life/Health	0.7
Semiconductor Components — Integrated Circuits	0.7
Disposable Medical Products	0.7
Data Processing/Management	0.7
Machinery — General Industrial	0.7
Savings & Loans/Thrifts	0.7
Aerospace/Defense	0.7
Garden Products	0.7
Human Resources	0.6
Medical — Outpatient/Home Medical	0.6
Finance — Investment Banker/Broker	0.6
Oil Companies — Exploration & Production	0.6
Machine Tools & Related Products	0.6
Recreational Vehicles	0.6
Commercial Services	0.6
Finance — Other Services	0.6
Building — Residential/Commercial	0.5
Hotels/Motels	0.5
Hazardous Waste Disposal	0.5
Multimedia	0.5
Building Products — Cement	0.5
Casino Hotels	0.5
Coatings/Paint	0.5
Water	0.5
Apparel Manufacturers	0.5
Finance — Consumer Loans	0.5
Retail — Misc./Diversified	0.5
Building Products — Air & Heating	0.5
Insurance Brokers	0.5
Medical — Drugs	0.5
Retail — Apparel/Shoe	0.5
Real Estate Management/Services	0.5
Industrial Automated/Robotic	0.5

Medical — HMO	0.5
Resorts/Theme Parks	0.4
Energy — Alternate Sources	0.4
Auto/Truck Parts & Equipment — Original	0.4
Funeral Services & Related Items	0.4
Machinery — Construction & Mining	0.4
Power Converter/Supply Equipment	0.4
Publishing — Newspapers	0.4
Cable/Satellite TV	0.4
Gold Mining	0.4
Patient Monitoring Equipment	0.4
Computer Software	0.4
Miscellaneous Manufacturing	0.4
Filtration/Separation Products	0.4
Racetracks	0.4
Physical Therapy/Rehabilitation Centers	0.4
Oil — Field Services	0.4
Building — Heavy Construction	0.4
Oil Refining & Marketing	0.4
Instruments — Controls	0.3
Retail — Discount	0.3
Retail — Convenience Store	0.3
Transport — Rail	0.3
Medical — Hospitals	0.3
Batteries/Battery Systems	0.3
Lasers — System/Components	0.3
Containers — Paper/Plastic	0.3
Wireless Equipment	0.3
Telecom Equipment — Fiber Optics	0.3
Computers — Integrated Systems	0.3
Airlines	0.3
Rental Auto/Equipment	0.3
Computers — Other	0.3
Retail — Home Furnishings	0.3
Footwear & Related Apparel	0.3
E-Commerce/Products	0.3
Containers — Metal/Glass	0.3
Transport — Marine	0.3
Building & Construction — Misc.	0.3
Casino Services	0.3
Machinery — Farming	0.3
Poultry	0.3
Environmental Consulting & Engineering	0.3
Security Services	0.2
Television	0.2
Schools	0.2
Office Furnishings — Original	0.2
Electric Products — Misc.	0.2
Health Care Cost Containment	0.2
Tools — Hand Held	0.2
Firearms & Ammunition	0.2
U.S. Government Treasuries	0.2
Food — Baking	0.2
Diagnostic Equipment	0.2
Consulting Services	0.2
Electronics — Military	0.2
Consumer Products — Misc.	0.2
Toys	0.2
Food — Catering	0.2
Home Furnishings	0.2
Networking Products	0.2
Rubber — Tires	0.2
Metal Processors & Fabrication	0.2
Oil Companies — Integrated	0.2
Brewery	0.2
Building — Mobile Home/Manufactured Housing	0.2
Retail — Pawn Shops	0.2
Machinery — Electrical	0.2
Pipelines	0.2

139

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Catalog Shopping	0.2%
Steel Pipe & Tube	0.2
Retail — Sporting Goods	0.2
Retail — Automobile	0.2
Steel — Specialty	0.2
Transport — Equipment & Leasing	0.2
Chemicals — Diversified	0.2
Oil & Gas Drilling	0.2
Transport — Services	0.1
Retail — Petroleum Products	0.1
Chemicals — Plastics	0.1
Food — Retail	0.1
Telephone — Integrated	0.1
Internet Content — Information/News	0.1
Paper & Related Products	0.1
Multilevel Direct Selling	0.1
Publishing — Books	0.1
Wire & Cable Products	0.1
Quarrying	0.1
Retail — Bedding	0.1
Medical Information Systems	0.1
Cosmetics & Toiletries	0.1
Dental Supplies & Equipment	0.1
Metal Products — Distribution	0.1
Publishing — Periodicals	0.1

102.4%

*	Calculated as a percentage of net assets

140

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.6%
Aerospace/Defense — 0.7%
Teledyne Technologies, Inc.†	64,000	$21,887,360

Airlines — 0.3%
JetBlue Airways Corp.†	521,210	10,043,717

Apparel Manufacturers — 0.5%
Carter’s, Inc.	78,707	8,131,220
Deckers Outdoor Corp.†	50,809	8,545,058

		16,676,278

Applications Software — 0.8%
CDK Global, Inc.	213,220	11,417,931
PTC, Inc.†	182,367	13,969,312

		25,387,243

Auto/Truck Parts & Equipment - Original — 0.4%
Adient PLC†	153,174	3,348,384
Dana, Inc.	253,192	4,291,604
Delphi Technologies PLC†	153,251	1,909,508
Visteon Corp.†	49,178	4,599,618

		14,149,114

Banks - Commercial — 6.5%
Associated Banc-Corp.	285,294	6,116,704
BancorpSouth Bank	164,717	5,122,699
Bank of Hawaii Corp.#	71,472	6,440,342
Bank OZK	212,668	6,311,986
Cathay General Bancorp	133,399	4,911,751
Commerce Bancshares, Inc.#	173,766	11,647,535
Cullen/Frost Bankers, Inc.#	100,308	9,384,817
East West Bancorp, Inc.	256,055	11,732,440
First Financial Bankshares, Inc.#	238,923	8,259,568
First Horizon National Corp.	549,729	8,839,642
FNB Corp.	571,536	7,098,477
Fulton Financial Corp.	292,512	5,019,506
Hancock Whitney Corp.	159,584	6,480,706
Home BancShares, Inc.	273,996	5,156,605
International Bancshares Corp.	101,648	4,311,908
PacWest Bancorp	207,955	7,744,244
Pinnacle Financial Partners, Inc.	127,252	7,815,818
Prosperity Bancshares, Inc.	166,845	11,720,861
Signature Bank	96,289	11,878,211
Synovus Financial Corp.	257,811	9,820,021
TCF Financial Corp.	270,016	11,472,980
Texas Capital Bancshares, Inc.†	88,494	5,114,953
Trustmark Corp.	113,298	3,892,919
UMB Financial Corp.	75,964	5,110,098
Umpqua Holdings Corp.	387,387	6,341,525
United Bankshares, Inc.	179,219	6,787,024
Valley National Bancorp	583,710	6,759,362
Webster Financial Corp.	162,133	7,894,256
Wintrust Financial Corp.	99,731	6,772,732

		215,959,690

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.#	112,731	5,624,150
EnerSys	74,737	5,244,295

		10,868,445

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	16,159	6,210,227

Building & Construction Products - Misc. — 0.8%
Louisiana-Pacific Corp.	217,467	6,450,071
Owens Corning	191,393	12,834,815
Trex Co., Inc.†	102,785	8,845,677

		28,130,563

Security Description	Shares	Value (Note 2)

Building & Construction - Misc. — 0.3%
EMCOR Group, Inc.	98,756	$8,782,371

Building Products - Air & Heating — 0.5%
Lennox International, Inc.	61,997	15,861,932

Building Products - Cement — 0.5%
Eagle Materials, Inc.	73,929	6,803,686
MDU Resources Group, Inc.	350,196	10,169,692

		16,973,378

Building - Heavy Construction — 0.4%
Arcosa, Inc.	1	39
Dycom Industries, Inc.†	55,404	2,883,778
Granite Construction, Inc.	82,404	2,122,727
MasTec, Inc.†#	106,058	7,035,888

		12,042,432

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.#	96,870	6,177,400

Building - Residential/Commercial — 0.5%
KB Home	150,446	5,202,423
Toll Brothers, Inc.	227,287	9,130,119
TRI Pointe Group, Inc.†	250,270	3,899,206

		18,231,748

Cable/Satellite TV — 0.4%
Cable One, Inc.	8,834	13,560,190

Casino Hotels — 0.5%
Boyd Gaming Corp.	140,777	4,140,251
Caesars Entertainment Corp.†	977,741	12,749,743

		16,889,994

Casino Services — 0.3%
Eldorado Resorts, Inc.†#	114,924	6,149,583
Scientific Games Corp.†#	95,040	2,600,295

		8,749,878

Chemicals - Diversified — 0.2%
Olin Corp.	289,043	5,064,033

Chemicals - Plastics — 0.1%
PolyOne Corp.	135,236	4,263,991

Chemicals - Specialty — 1.4%
Ashland Global Holdings, Inc.	106,474	7,634,186
Cabot Corp.	101,655	4,776,768
Chemours Co.#	287,607	4,541,315
Ingevity Corp.†	73,639	6,650,338
Minerals Technologies, Inc.	61,685	3,330,990
NewMarket Corp.	12,991	6,417,164
Sensient Technologies Corp.	74,450	4,711,940
Valvoline, Inc.	331,075	7,498,849

		45,561,550

Coatings/Paint — 0.5%
RPM International, Inc.	228,125	16,819,656

Commercial Services — 0.6%
CoreLogic, Inc.†	140,976	5,840,636
Healthcare Services Group, Inc.#	130,386	3,279,208
LiveRamp Holdings, Inc.†	118,996	5,960,509
WW International, Inc.†	81,692	3,536,447

		18,616,800

Commercial Services - Finance — 0.8%
Green Dot Corp., Class A†	83,872	1,992,799
Sabre Corp.	481,467	10,799,305

141

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
WEX, Inc.†	76,132	$15,312,429

		28,104,533

Computer Services — 1.0%
CACI International, Inc., Class A†	43,774	10,475,994
MAXIMUS, Inc.	112,260	8,380,209
Perspecta, Inc.	242,694	6,693,501
Science Applications International Corp.	86,284	7,364,339

		32,914,043

Computer Software — 0.4%
j2 Global, Inc.	81,755	7,931,870
Teradata Corp.†	200,731	5,331,415

		13,263,285

Computers - Integrated Systems — 0.3%
NCR Corp.†	224,103	7,357,301
NetScout Systems, Inc.†	117,444	2,959,589

		10,316,890

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	135,287	9,965,240

Consulting Services — 0.2%
FTI Consulting, Inc.†	66,043	7,198,027

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†	44,170	7,129,921

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	46,195	1,993,314
Owens-Illinois, Inc.	273,489	2,702,071
Silgan Holdings, Inc.	136,911	4,218,228

		8,913,613

Containers - Paper/Plastic — 0.3%
Sonoco Products Co.	176,061	10,656,972

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	95,283	2,969,018

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	73,125	3,701,587
Fair Isaac Corp.†	50,837	18,695,307

		22,396,894

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	151,291	2,944,123

Diagnostic Equipment — 0.2%
Repligen Corp.†	81,591	7,241,201

Disposable Medical Products — 0.7%
STERIS PLC	148,986	22,517,744

Distribution/Wholesale — 1.0%
KAR Auction Services, Inc.#	234,817	4,959,335
Pool Corp.	70,233	14,499,603
Resideo Technologies, Inc.†	216,000	2,112,480
Watsco, Inc.	57,376	10,211,207

		31,782,625

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	99,585	15,533,268
ITT, Inc.	154,815	10,802,991
Trinity Industries, Inc.	179,971	3,786,590

		30,122,849

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.3%
Etsy, Inc.†	211,920	$9,195,209

Electric Products - Misc. — 0.2%
Littelfuse, Inc.	43,257	7,847,252

Electric - Integrated — 1.8%
ALLETE, Inc.	90,876	7,280,076
Black Hills Corp.	107,426	8,225,609
Hawaiian Electric Industries, Inc.	191,712	8,372,063
IDACORP, Inc.	88,661	9,313,838
NorthWestern Corp.	88,742	6,351,265
OGE Energy Corp.	352,161	14,811,892
PNM Resources, Inc.	140,132	6,789,395

		61,144,138

Electronic Components - Misc. — 1.0%
Gentex Corp.	448,217	12,729,363
Jabil, Inc.	244,825	9,509,003
nVent Electric PLC	273,714	6,763,473
Vishay Intertechnology, Inc.	232,834	4,631,068

		33,632,907

Electronic Components - Semiconductors — 1.1%
Cree, Inc.†	188,198	8,320,234
Monolithic Power Systems, Inc.	70,752	11,368,431
Semtech Corp.†	117,043	5,671,904
Silicon Laboratories, Inc.†	76,253	8,077,480
Synaptics, Inc.†	57,899	3,309,507

		36,747,556

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	208,818	8,795,414
Trimble, Inc.†	442,964	17,953,331

		26,748,745

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	146,265	11,648,545
Avnet, Inc.	182,294	7,410,251
SYNNEX Corp.	71,883	8,827,951
Tech Data Corp.†	62,633	9,074,895

		36,961,642

Electronics - Military — 0.2%
Mercury Systems, Inc.†	97,581	7,147,808

Energy - Alternate Sources — 0.4%
First Solar, Inc.†	133,500	7,374,540
SolarEdge Technologies, Inc.†	84,393	6,887,313

		14,261,853

Engineering/R&D Services — 0.7%
AECOM†	277,483	12,023,338
Fluor Corp.	246,168	4,293,170
KBR, Inc.	249,032	7,413,683

		23,730,191

Enterprise Software/Service — 1.6%
ACI Worldwide, Inc.†	205,330	7,699,875
Blackbaud, Inc.#	86,508	7,169,783
Ceridian HCM Holding, Inc.†#	174,199	10,514,651
Manhattan Associates, Inc.†	113,164	9,450,326
Tyler Technologies, Inc.†	67,877	19,695,869

		54,530,504

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	96,142	8,488,377

142

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	224,353	$12,581,716

Finance - Consumer Loans — 0.5%
LendingTree, Inc.†#	13,482	4,860,665
Navient Corp.	356,839	5,120,640
SLM Corp.	750,491	6,401,688

		16,382,993

Finance - Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	70,145	5,427,820
Interactive Brokers Group, Inc., Class A#	135,020	6,537,669
Jefferies Financial Group, Inc.	443,337	9,265,743

		21,231,232

Finance - Other Services — 0.6%
Deluxe Corp.	75,527	3,857,919
SEI Investments Co.	223,180	14,401,806

		18,259,725

Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	104,245	7,693,281

Food - Baking — 0.2%
Flowers Foods, Inc.	338,618	7,290,446

Food - Catering — 0.2%
GrubHub, Inc.†#	160,714	6,929,988

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	29,679	1,019,474

Food - Misc./Diversified — 1.1%
Hain Celestial Group, Inc.†#	141,178	3,489,920
Ingredion, Inc.	117,394	9,763,659
Lancaster Colony Corp.	34,823	5,503,079
Post Holdings, Inc.†	120,831	12,759,754
TreeHouse Foods, Inc.†	98,872	4,833,852

		36,350,264

Food - Retail — 0.1%
Sprouts Farmers Market, Inc.†	207,791	4,114,262

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	235,303	9,463,887

Funeral Services & Related Items — 0.4%
Service Corp. International	320,820	14,122,496

Garden Products — 0.7%
Scotts Miracle-Gro Co.	69,320	7,006,866
Toro Co.	187,540	14,661,877

		21,668,743

Gas - Distribution — 1.6%
National Fuel Gas Co.	151,850	6,836,287
New Jersey Resources Corp.	158,298	6,733,997
ONE Gas, Inc.	92,774	8,244,826
Southwest Gas Holdings, Inc.	95,570	7,240,383
Spire, Inc.	89,386	6,920,264
UGI Corp.	367,615	16,009,633

		51,985,390

Gold Mining — 0.4%
Royal Gold, Inc.	115,337	13,525,570

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	90,414	7,472,717
Stericycle, Inc.†#	160,305	10,070,360

		17,543,077

Security Description	Shares	Value (Note 2)

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	124,241	$7,813,516

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	81,000	6,875,280

Hotels/Motels — 0.5%
Wyndham Destinations, Inc.	162,249	7,869,076
Wyndham Hotels & Resorts, Inc.	169,647	9,827,651

		17,696,727

Human Resources — 0.6%
ASGN, Inc.†	93,065	6,236,286
Insperity, Inc.	68,109	5,296,837
ManpowerGroup, Inc.	105,274	9,752,583

		21,285,706

Industrial Automated/Robotic — 0.5%
Cognex Corp.	300,237	15,065,893

Instruments - Controls — 0.3%
Woodward, Inc.	99,011	11,563,495

Insurance Brokers — 0.5%
Brown & Brown, Inc.	410,713	15,500,309

Insurance - Life/Health — 0.7%
Brighthouse Financial, Inc.†	195,999	8,067,319
CNO Financial Group, Inc.	274,432	4,972,708
Primerica, Inc.	73,679	9,861,197

		22,901,224

Insurance - Multi-line — 1.1%
American Financial Group, Inc.	131,332	14,408,434
Genworth Financial, Inc., Class A†	885,459	3,506,418
Kemper Corp.	110,168	8,143,618
Old Republic International Corp.	501,404	11,311,674

		37,370,144

Insurance - Property/Casualty — 2.1%
Alleghany Corp.†	25,386	19,802,095
First American Financial Corp.	197,211	12,546,564
Hanover Insurance Group, Inc.	69,586	9,458,825
Mercury General Corp.	47,718	2,337,228
Selective Insurance Group, Inc.	104,447	6,916,480
WR Berkley Corp.	254,581	17,311,508

		68,372,700

Insurance - Reinsurance — 1.0%
Reinsurance Group of America, Inc.	110,413	18,268,935
RenaissanceRe Holdings, Ltd.	77,692	14,631,734

		32,900,669

Internet Content - Information/News — 0.1%
Yelp, Inc.†	113,711	3,943,497

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp.	198,870	9,380,698
Federated Investors, Inc., Class B	169,115	5,668,735
Janus Henderson Group PLC	279,840	7,107,936
Legg Mason, Inc.	143,455	5,606,221
Stifel Financial Corp.	122,416	7,653,448

		35,417,038

Lasers - System/Components — 0.3%
Coherent, Inc.†	42,191	6,364,934
II-VI, Inc.†	152,424	4,449,257

		10,814,191

143

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	70,193	$9,179,840
Universal Display Corp.	74,586	14,486,093

		23,665,933

Machine Tools & Related Products — 0.6%
Colfax Corp.†	146,975	4,953,057
Kennametal, Inc.	145,072	5,052,858
Lincoln Electric Holdings, Inc.	108,685	10,027,278

		20,033,193

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	120,324	10,884,509
Terex Corp.	115,238	3,234,731

		14,119,240

Machinery - Electrical — 0.2%
Regal Beloit Corp.	73,774	6,029,549

Machinery - Farming — 0.3%
AGCO Corp.	111,324	8,697,744

Machinery - General Industrial — 0.7%
Crane Co.	89,644	7,446,727
Nordson Corp.	90,014	14,927,022

		22,373,749

Machinery - Pumps — 0.7%
Curtiss-Wright Corp.	75,173	10,322,005
Graco, Inc.	293,453	14,176,714

		24,498,719

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	293,186	3,160,545

Medical Instruments — 1.2%
Bio-Techne Corp.	66,964	14,614,893
Cantel Medical Corp.#	64,658	4,972,200
Integra LifeSciences Holdings Corp.†	124,895	7,617,346
LivaNova PLC†	85,134	7,130,824
NuVasive, Inc.†	91,562	6,614,439

		40,949,702

Medical Labs & Testing Services — 1.1%
Catalent, Inc.†	256,894	13,355,919
Charles River Laboratories International, Inc.†	85,864	12,471,746
MEDNAX, Inc.†	148,152	3,869,730
Syneos Health, Inc.†	109,234	5,998,039

		35,695,434

Medical Products — 2.1%
Avanos Medical, Inc.†	83,934	2,909,152
Globus Medical, Inc., Class A†	134,842	7,544,410
Haemonetics Corp.†	89,318	10,771,751
Hill-Rom Holdings, Inc.	117,545	12,602,000
ICU Medical, Inc.†	33,812	6,339,074
Penumbra, Inc.†#	56,313	9,962,896
West Pharmaceutical Services, Inc.	129,744	19,076,260

		69,205,543

Medical - Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	37,812	13,966,997
Exelixis, Inc.†	532,890	8,861,961
Ligand Pharmaceuticals, Inc.†#	30,898	3,491,474
Nektar Therapeutics†#	308,352	6,256,462
United Therapeutics Corp.†	77,143	7,117,213

		39,694,107

Security Description	Shares	Value (Note 2)

Medical - Drugs — 0.5%
PRA Health Sciences, Inc.†	110,473	$12,020,567
Prestige Consumer Healthcare, Inc.†#	88,387	3,338,377

		15,358,944

Medical - HMO — 0.5%
Molina Healthcare, Inc.†	110,325	14,949,037

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†#	155,738	5,008,534
Tenet Healthcare Corp.†	181,992	5,860,142

		10,868,676

Medical - Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	56,604	9,224,188
Chemed Corp.	28,011	12,045,290

		21,269,478

Metal Processors & Fabrication — 0.2%
Timken Co.	120,400	6,331,836

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	65,200	2,497,160

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	112,665	12,632,000

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	97,722	3,736,889

Multimedia — 0.5%
FactSet Research Systems, Inc.#	67,302	17,474,964

Networking Products — 0.2%
LogMeIn, Inc.	86,971	6,781,999

Office Automation & Equipment — 0.7%
Zebra Technologies Corp., Class A†	95,204	23,890,492

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	103,891	4,963,912
HNI Corp.	75,428	2,963,566

		7,927,478

Oil & Gas Drilling — 0.2%
Transocean, Ltd.†#	1,011,740	5,038,465

Oil Companies - Exploration & Production — 0.6%
Chesapeake Energy Corp.†#	1,984,051	1,181,106
CNX Resources Corp.†	329,972	2,280,106
EQT Corp.	449,489	3,924,039
Matador Resources Co.†#	192,899	2,716,018
Oasis Petroleum, Inc.†	509,629	1,192,532
Southwestern Energy Co.†#	952,316	1,733,215
WPX Energy, Inc.†	743,102	7,312,124

		20,339,140

Oil Companies - Integrated — 0.2%
Murphy Oil Corp.#	271,169	6,239,599

Oil Refining & Marketing — 0.4%
Murphy USA, Inc.†	52,869	6,213,693
PBF Energy, Inc., Class A	179,286	5,611,652

		11,825,345

Oil - Field Services — 0.4%
Apergy Corp.†	136,272	3,480,387
Core Laboratories NV#	78,046	3,418,415
NOW, Inc.†	191,402	2,145,616
Patterson-UTI Energy, Inc.	356,438	3,186,556

		12,230,974

144

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.1%
Domtar Corp.	100,758	$3,760,289

Patient Monitoring Equipment — 0.4%
Masimo Corp.†	86,309	13,383,937

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	173,542	12,271,155

Pipelines — 0.2%
Antero Midstream Corp.#	526,088	2,409,483
Equitrans Midstream Corp.#	358,931	3,578,542

		5,988,025

Poultry — 0.3%
Pilgrim’s Pride Corp.†	92,105	2,901,307
Sanderson Farms, Inc.	34,686	5,743,308

		8,644,615

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	95,719	14,072,607

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	77,468	3,661,138

Publishing - Newspapers — 0.4%
New York Times Co., Class A	252,858	8,154,670
TEGNA, Inc.	381,150	5,850,653

		14,005,323

Publishing - Periodicals — 0.1%
Meredith Corp.#	70,493	2,470,075

Quarrying — 0.1%
Compass Minerals International, Inc.	59,611	3,294,700

Racetracks — 0.4%
Churchill Downs, Inc.	62,686	8,149,807
Penn National Gaming, Inc.†	191,615	4,412,893

		12,562,700

Real Estate Investment Trusts — 10.2%
Alexander & Baldwin, Inc.	119,467	2,590,045
American Campus Communities, Inc.	241,726	11,612,517
Brixmor Property Group, Inc.#	523,988	11,496,297
Camden Property Trust	170,344	19,001,873
CoreCivic, Inc.	209,521	3,174,243
CoreSite Realty Corp.	64,901	7,359,124
Corporate Office Properties Trust	196,949	5,746,972
Cousins Properties, Inc.	258,194	10,454,275
CyrusOne, Inc.	199,134	12,406,048
Douglas Emmett, Inc.	289,811	12,771,971
EastGroup Properties, Inc.	66,076	8,998,891
EPR Properties	136,443	9,676,538
First Industrial Realty Trust, Inc.	222,523	9,475,029
GEO Group, Inc.	213,314	2,956,532
Healthcare Realty Trust, Inc.	227,375	7,546,576
Highwoods Properties, Inc.	182,477	8,859,258
JBG SMITH Properties	207,648	8,281,002
Kilroy Realty Corp.	163,425	13,603,497
Lamar Advertising Co., Class A	151,219	12,616,201
Liberty Property Trust	277,563	17,103,432
Life Storage, Inc.	82,069	8,988,197
Mack-Cali Realty Corp.	159,308	3,407,598
Medical Properties Trust, Inc.	873,108	18,125,722
National Retail Properties, Inc.	301,954	16,830,916
Omega Healthcare Investors, Inc.	380,974	16,012,337
Park Hotels & Resorts, Inc.	421,763	9,974,695
Pebblebrook Hotel Trust	229,817	6,021,205
PotlatchDeltic Corp.#	118,199	5,133,383

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
PS Business Parks, Inc.	35,228	$6,220,913
Rayonier, Inc.	228,053	6,985,263
Sabra Health Care REIT, Inc.	333,406	7,428,286
Senior Housing Properties Trust	418,243	3,061,539
Service Properties Trust	289,308	6,737,983
Spirit Realty Capital, Inc.	175,451	9,193,633
Tanger Factory Outlet Centers, Inc.#	164,568	2,504,725
Taubman Centers, Inc.	107,682	3,497,511
Uniti Group, Inc.#	339,788	2,283,375
Urban Edge Properties	202,513	4,198,095
Weingarten Realty Investors	212,782	6,774,979

		339,110,676

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	90,641	15,076,318

Recreational Vehicles — 0.6%
Brunswick Corp.	150,811	8,863,163
Polaris, Inc.	101,079	9,875,418

		18,738,581

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	118,833	6,939,847
Avis Budget Group, Inc.†	102,926	3,062,049

		10,001,896

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	68,152	8,371,791
Six Flags Entertainment Corp.	138,016	6,000,936

		14,372,727

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	279,415	4,182,842
Foot Locker, Inc.	192,992	7,729,330
Urban Outfitters, Inc.†	124,089	3,184,124

		15,096,296

Retail - Automobile — 0.2%
AutoNation, Inc.†	103,426	5,284,034

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	224,787	3,277,394

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	79,181	5,812,677

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	64,684	11,240,139

Retail - Discount — 0.3%
BJ’s Wholesale Club Holdings, Inc.†#	214,151	5,075,379
Ollie’s Bargain Outlet Holdings, Inc.†#	96,208	6,292,003

		11,367,382

Retail - Home Furnishings — 0.3%
Williams-Sonoma, Inc.#	137,579	9,547,983

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†	97,933	12,115,292
Sally Beauty Holdings, Inc.†#	212,066	3,908,376

		16,023,668

Retail - Pawn Shops — 0.2%
FirstCash, Inc.	75,583	6,110,130

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	115,024	4,877,018

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	17,967	1,290,031

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 1.9%
Brinker International, Inc.#	65,972	$2,955,546
Cheesecake Factory, Inc.#	72,238	3,150,299
Cracker Barrel Old Country Store, Inc.#	42,300	6,503,202
Domino’s Pizza, Inc.	72,539	21,348,228
Dunkin’ Brands Group, Inc.	145,521	11,139,633
Jack in the Box, Inc.	41,610	3,299,257
Papa John’s International, Inc.#	38,583	2,441,532
Texas Roadhouse, Inc.	115,055	6,661,684
Wendy’s Co.	324,552	6,958,395

		64,457,776

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	115,914	5,310,020

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.	409,064	6,540,933

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	822,210	9,800,743
Sterling Bancorp	360,996	7,371,538
Washington Federal, Inc.	139,687	5,141,879

		22,314,160

Schools — 0.2%
Adtalem Global Education, Inc.†	96,624	3,259,127
Graham Holdings Co., Class B	7,655	4,834,975

		8,094,102

Security Services — 0.2%
Brink’s Co.	87,961	8,180,373

Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	102,285	7,333,834
Cypress Semiconductor Corp.	649,720	15,235,934

		22,569,768

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	95,853	10,187,257
Teradyne, Inc.	298,979	18,713,095

		28,900,352

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	38,058	5,447,622

Steel - Producers — 1.2%
Carpenter Technology Corp.	83,853	4,408,152
Commercial Metals Co.	207,459	4,431,324
Reliance Steel & Aluminum Co.	117,263	13,834,689
Steel Dynamics, Inc.	386,356	13,031,788
United States Steel Corp.#	300,381	3,940,999

		39,646,952

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	221,806	5,114,846

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	272,884	10,358,677

Telecommunication Equipment — 0.0%
Plantronics, Inc.#	57,092	1,446,711

Telephone - Integrated — 0.1%
Telephone & Data Systems, Inc.	171,650	4,069,822

Television — 0.2%
AMC Networks, Inc., Class A†#	77,687	2,985,511

Security Description	Shares/ Principal Amount	Value (Note 2)

Television (continued)
World Wrestling Entertainment, Inc., Class A#	83,672	$5,189,338

		8,174,849

Theaters — 0.7%
Cinemark Holdings, Inc.#	187,552	6,352,386
Live Nation Entertainment, Inc.†	244,654	17,079,296

		23,431,682

Tools - Hand Held — 0.2%
MSA Safety, Inc.	62,667	7,766,321

Toys — 0.2%
Mattel, Inc.†#	607,885	7,112,255

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	62,806	5,076,609

Transport - Marine — 0.3%
Kirby Corp.†	105,383	8,891,164

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	99,592	11,099,528

Transport - Services — 0.1%
Ryder System, Inc.	93,830	4,925,137

Transport - Truck — 1.6%
Knight-Swift Transportation Holdings, Inc.#	215,982	7,989,174
Landstar System, Inc.	69,719	7,767,394
Old Dominion Freight Line, Inc.	112,601	21,573,226
Werner Enterprises, Inc.	77,908	2,863,898
XPO Logistics, Inc.†#	162,170	13,409,837

		53,603,529

Water — 0.5%
Aqua America, Inc.	379,607	16,805,202

Wire & Cable Products — 0.1%
Belden, Inc.	67,968	3,652,600

Wireless Equipment — 0.3%
InterDigital, Inc.	54,760	3,110,368
ViaSat, Inc.†	101,367	7,450,475

		10,560,843

Total Long-Term Investment Securities
(cost $2,355,892,719)		3,175,873,364

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	81,916,048	81,916,048

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 1.53% due 12/24/2019(3)	$400,000	399,613
1.53% due 01/14/2020(3)	3,500,000	3,493,458
1.66% due 12/17/2019(3)	800,000	799,472
1.67% due 12/17/2019(3)	10,000	9,993
1.68% due 12/10/2019(3)	2,700,000	2,699,052

		7,401,588

Total Short-Term Investment Securities
(cost $89,317,400)		89,317,636

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $135,839,830 collateralized by $135,260,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $138,557,774 (cost $135,837,000)	$135,837,000	$135,837,000

TOTAL INVESTMENTS
(cost $2,581,047,119)(4)	102.4%	3,401,028,000
Liabilities in excess of other assets	(2.4)	(80,720,968)

NET ASSETS	100.0%	$3,320,307,032

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $244,311,509. This was secured by collateral of $81,916,048, which was received in cash and subsequently invested in short-term investments currently valued at $81,916,048 as reported in the Portfolio of Investments. Additional collateral of $172,009,911 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$147,698
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	12,988,443
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	158,873,770

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
721	Long	S&P Mid Cap 400 E-Mini Index	December 2019	$140,604,997	$144,921,000	$4,316,003

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$3,175,873,364	$—	$—	$3,175,873,364
Short-Term Investment Securities:
Registered Investment Companies	81,916,048	—	—	81,916,048
U.S. Government Treasuries	—	7,401,588	—	7,401,588
Repurchase Agreements	—	135,837,000	—	135,837,000

Total Investments at Value	$3,257,789,412	$143,238,588	$—	$3,401,028,000

Other Financial Instruments:†

Futures Contracts	$4,316,003	$—	$—	$4,316,003

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

147

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Commercial Services — Finance	5.2%
Electronic Components — Semiconductors	4.8
Enterprise Software/Service	4.1
Semiconductor Equipment	3.0
Medical Products	3.0
Data Processing/Management	2.9
Consulting Services	2.7
Insurance — Property/Casualty	2.6
Real Estate Investment Trusts	2.3
Electronic Measurement Instruments	2.2
Finance — Investment Banker/Broker	2.2
Computer Software	2.2
Commercial Paper	2.2
Insurance Brokers	2.2
Medical Labs & Testing Services	2.1
Telecommunication Equipment	2.1
Aerospace/Defense — Equipment	2.1
Computer Services	2.1
Electronic Components — Misc.	2.0
Medical Instruments	1.9
Registered Investment Companies	1.9
Instruments — Scientific	1.8
Entertainment Software	1.8
Drug Delivery Systems	1.6
Electronic Connectors	1.5
Disposable Medical Products	1.5
Retail — Restaurants	1.5
Investment Management/Advisor Services	1.4
Web Hosting/Design	1.2
Apparel Manufacturers	1.2
Machinery — General Industrial	1.2
Commercial Services	1.2
Medical Drugs	1.1
Cruise Lines	1.0
E-Commerce/Services	1.0
Transport — Truck	1.0
Retail — Apparel/Shoe	1.0
Diversified Manufacturing Operations	1.0
Aerospace/Defense	0.9
Containers — Metal/Glass	0.9
Printing — Commercial	0.8
Electric Products — Misc.	0.8
Therapeutics	0.8
Veterinary Diagnostics	0.8
Non-Hazardous Waste Disposal	0.8
Auction Houses/Art Dealers	0.7
Diagnostic Kits	0.7
Hazardous Waste Disposal	0.7
Containers — Paper/Plastic	0.7
Metal Processors & Fabrication	0.6
Audio/Video Products	0.6
Retail — Discount	0.6
Building — Maintenance & Services	0.6
Food — Misc./Diversified	0.6
Food — Catering	0.6
Rental Auto/Equipment	0.6
Retail — Pet Food & Supplies	0.6
Chemicals — Diversified	0.5
Advertising Services	0.5
Medical — Biomedical/Gene	0.5
Transport — Rail	0.5
Real Estate Management/Services	0.5
Airlines	0.5
Retail — Automobile	0.5
Food — Wholesale/Distribution	0.5
Poultry	0.5
Advertising Agencies	0.5
Retail — Floor Coverings	0.4
Wire & Cable Products	0.4

Finance — Other Services	0.4
Dental Supplies & Equipment	0.4
Distribution/Wholesale	0.4
Decision Support Software	0.4
Finance — Consumer Loans	0.4
Beverages — Wine/Spirits	0.4
Building & Construction — Misc.	0.4
Broadcast Services/Program	0.4
Retail — Home Furnishings	0.3
Auto/Truck Parts & Equipment — Original	0.3
Banks — Commercial	0.3
Applications Software	0.3
E-Commerce/Products	0.2

101.6%

*	Calculated as a percentage of net assets

148

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	18,846	$1,497,880

Advertising Services — 0.5%
Trade Desk, Inc., Class A†#	6,781	1,785,709

Aerospace/Defense — 0.9%
Teledyne Technologies, Inc.†	9,169	3,135,706

Aerospace/Defense - Equipment — 2.1%
HEICO Corp., Class A	16,625	1,669,815
L3Harris Technologies, Inc.	25,983	5,224,922

		6,894,737

Airlines — 0.5%
Ryanair Holdings PLC ADR†	19,348	1,612,075

Apparel Manufacturers — 1.2%
Gildan Activewear, Inc.	87,484	2,546,659
VF Corp.	15,805	1,399,375

		3,946,034

Applications Software — 0.3%
Intuit, Inc.	3,640	942,360

Auction Houses/Art Dealers — 0.7%
Ritchie Bros. Auctioneers, Inc.	54,653	2,349,532

Audio/Video Products — 0.6%
Dolby Laboratories, Inc., Class A	30,476	2,099,187

Auto/Truck Parts & Equipment - Original — 0.3%
Visteon Corp.†#	11,494	1,075,034

Banks - Commercial — 0.3%
SVB Financial Group†	4,307	998,061

Beverages - Wine/Spirits — 0.4%
MGP Ingredients, Inc.#	26,615	1,214,176

Broadcast Services/Program — 0.4%
Liberty Media Corp. - Liberty Formula One, Series C†	26,352	1,188,212

Building & Construction - Misc. — 0.4%
Frontdoor, Inc.†	26,393	1,194,547

Building - Maintenance & Services — 0.6%
ServiceMaster Global Holdings, Inc.†	52,786	2,068,683

Chemicals - Diversified — 0.5%
FMC Corp.	18,364	1,798,937

Commercial Services — 1.2%
CoStar Group, Inc.†	3,625	2,221,617
Edenred	33,361	1,655,760

		3,877,377

Commercial Services - Finance — 5.2%
Equifax, Inc.	14,619	2,041,397
Euronet Worldwide, Inc.†	6,842	1,075,494
Global Payments, Inc.	27,990	5,068,989
IHS Markit, Ltd.†	23,675	1,719,989
Repay Holdings Corp.†	28,475	393,809
WEX, Inc.†	34,264	6,891,518

		17,191,196

Computer Services — 2.1%
Amdocs, Ltd.	47,122	3,265,555
EPAM Systems, Inc.†	16,865	3,572,850

		6,838,405

Security Description	Shares	Value (Note 2)

Computer Software — 2.2%
Splunk, Inc.†	20,893	$3,117,653
SS&C Technologies Holdings, Inc.	68,496	4,113,185

		7,230,838

Consulting Services — 2.7%
Booz Allen Hamilton Holding Corp.	28,110	2,045,284
Gartner, Inc.†	6,423	1,030,635
Verisk Analytics, Inc.	40,876	6,028,392

		9,104,311

Containers - Metal/Glass — 0.9%
Crown Holdings, Inc.†	38,715	2,938,469

Containers - Paper/Plastic — 0.7%
Sealed Air Corp.	58,210	2,196,263

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	32,180	1,726,135
Royal Caribbean Cruises, Ltd.	14,528	1,743,651

		3,469,786

Data Processing/Management — 2.9%
Broadridge Financial Solutions, Inc.	24,670	3,051,926
Fidelity National Information Services, Inc.	47,804	6,604,122

		9,656,048

Decision Support Software — 0.4%
MSCI, Inc.	4,906	1,271,586

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	24,823	1,403,492

Diagnostic Kits — 0.7%
IDEXX Laboratories, Inc.†	8,975	2,257,931

Disposable Medical Products — 1.5%
STERIS PLC	22,114	3,342,310
Teleflex, Inc.	4,872	1,721,472

		5,063,782

Distribution/Wholesale — 0.4%
Ferguson PLC	14,883	1,293,913

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	14,969	2,334,865
Parker-Hannifin Corp.	4,445	883,621

		3,218,486

Drug Delivery Systems — 1.6%
DexCom, Inc.†	24,016	5,459,077

E-Commerce/Products — 0.2%
Wayfair, Inc., Class A†#	6,781	575,843

Electric Products - Misc. — 0.8%
AMETEK, Inc.	28,218	2,793,864

Electronic Components - Misc. — 2.0%
Flex, Ltd.†	164,318	1,950,455
Sensata Technologies Holding PLC†	90,606	4,665,303

		6,615,758

Electronic Components - Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	71,415	2,795,897
IPG Photonics Corp.†	4,030	572,623
Microchip Technology, Inc.#	47,249	4,466,921
Monolithic Power Systems, Inc.	9,497	1,525,978
ON Semiconductor Corp.†	152,309	3,270,074
Xilinx, Inc.	34,814	3,230,043

		15,861,536

149

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 1.5%
TE Connectivity, Ltd.	55,554	$5,150,411

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	19,374	1,564,838
Keysight Technologies, Inc.†	18,620	1,992,898
National Instruments Corp.	60,076	2,530,401
Trimble, Inc.†	30,692	1,243,947

		7,332,084

Enterprise Software/Service — 4.1%
Atlassian Corp. PLC, Class A†	31,437	3,995,957
Ceridian HCM Holding, Inc.†#	36,440	2,199,518
Constellation Software, Inc.	5,181	5,538,713
Workday, Inc., Class A†	10,844	1,942,377

		13,676,565

Entertainment Software — 1.8%
Take-Two Interactive Software, Inc.†	29,535	3,584,072
Zynga, Inc., Class A†	360,312	2,244,744

		5,828,816

Finance - Consumer Loans — 0.4%
Synchrony Financial	33,729	1,261,802

Finance - Investment Banker/Broker — 2.2%
E*TRADE Financial Corp.	33,416	1,480,329
TD Ameritrade Holding Corp.	86,578	4,487,337
Tradeweb Markets, Inc.	29,160	1,304,327

		7,271,993

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	11,902	1,415,148

Food - Catering — 0.6%
Aramark	45,984	2,006,742

Food - Misc./Diversified — 0.6%
Lamb Weston Holdings, Inc.	24,440	2,052,471

Food - Wholesale/Distribution — 0.5%
Grocery Outlet Holding Corp.†	46,150	1,528,950

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	27,285	2,255,105

Instruments - Scientific — 1.8%
PerkinElmer, Inc.	39,278	3,648,926
Waters Corp.†	11,045	2,452,763

		6,101,689

Insurance Brokers — 2.2%
Aon PLC	20,125	4,097,651
Arthur J. Gallagher & Co.	25,870	2,412,895
Willis Towers Watson PLC	3,434	674,575

		7,185,121

Insurance - Property/Casualty — 2.6%
Intact Financial Corp.	32,362	3,337,065
James River Group Holdings, Ltd.	53,765	2,126,943
WR Berkley Corp.	46,051	3,131,468

		8,595,476

Investment Management/Advisor Services — 1.4%
LPL Financial Holdings, Inc.	49,092	4,533,646

Machinery - General Industrial — 1.2%
Middleby Corp.†	11,741	1,359,138
Wabtec Corp#.	32,617	2,562,718

		3,921,856

Security Description	Shares	Value (Note 2)

Medical Instruments — 1.9%
Boston Scientific Corp.†	101,097	$4,372,445
Edwards Lifesciences Corp.†	8,307	2,034,717

		6,407,162

Medical Labs & Testing Services — 2.1%
Catalent, Inc.†	82,486	4,288,447
IQVIA Holdings, Inc.†	19,021	2,776,686

		7,065,133

Medical Products — 3.0%
Cooper Cos., Inc.	18,651	5,839,442
Haemonetics Corp.†	14,725	1,775,835
ICU Medical, Inc.†	6,402	1,200,247
Varian Medical Systems, Inc.†	8,925	1,193,540

		10,009,064

Medical - Biomedical/Gene — 0.5%
Exact Sciences Corp.†#	14,010	1,134,950
Sage Therapeutics, Inc.†#	3,878	600,198

		1,735,148

Medical - Drugs — 1.1%
Bristol-Myers Squibb Co.	16,783	955,624
Bristol-Myers Squibb Co. CVR†	16,783	36,083
Horizon Therapeutics PLC†	37,830	1,240,067
PRA Health Sciences, Inc.†	13,103	1,425,738

		3,657,512

Metal Processors & Fabrication — 0.6%
Rexnord Corp.†	68,378	2,160,061

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	28,176	2,551,337

Poultry — 0.5%
Sanderson Farms, Inc.	9,225	1,527,476

Printing - Commercial — 0.8%
Cimpress NV†	21,899	2,806,138

Real Estate Investment Trusts — 2.3%
Crown Castle International Corp.	28,816	3,851,547
Lamar Advertising Co., Class A	46,752	3,900,519

		7,752,066

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	28,421	1,620,565

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	12,526	1,917,104

Retail - Apparel/Shoe — 1.0%
Lululemon Athletica, Inc.†	14,620	3,299,588

Retail - Automobile — 0.5%
CarMax, Inc.†#	16,558	1,610,431

Retail - Discount — 0.6%
Dollar Tree, Inc.†	22,768	2,082,361

Retail - Floor Coverings — 0.4%
Floor & Decor Holdings, Inc., Class A†	30,131	1,446,589

Retail - Home Furnishings — 0.3%
Williams-Sonoma, Inc.	16,084	1,116,230

Retail - Pet Food & Supplies — 0.6%
Freshpet, Inc.†	35,410	1,902,933

Retail - Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	2,860	2,327,811
Dunkin’ Brands Group, Inc.	34,660	2,653,223

		4,981,034

150

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 3.0%
Entegris, Inc.	31,650	$1,497,678
KLA Corp.	24,971	4,091,748
Lam Research Corp.	17,012	4,539,312

		10,128,738

Telecommunication Equipment — 2.1%
NICE, Ltd., ADR†#	45,622	6,911,277

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	16,333	1,904,591
Sarepta Therapeutics, Inc.†	6,870	772,806

		2,677,397

Transport - Rail — 0.5%
Kansas City Southern	11,375	1,733,778

Transport - Truck — 1.0%
Old Dominion Freight Line, Inc.	6,892	1,320,438
XPO Logistics, Inc.†#	25,328	2,094,373

		3,414,811

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	92,297	2,557,550

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	46,157	3,063,902
Wix.com, Ltd.†#	8,678	1,049,083

		4,112,985

Wire & Cable Products — 0.4%
Belden, Inc.	26,709	1,435,342

Total Common Stocks
(cost $215,691,724)		320,856,516

CONVERTIBLE PREFERRED SECURITIES — 1.0%
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	3,452,595

Total Long-Term Investment Securities
(cost $216,889,420)		324,309,111

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Commercial Paper — 2.2%
Corpoerative Centrale 1.56% due 12/02/2019	$7,300,000	7,299,092

Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	6,302,841	6,302,841

Total Short-Term Investment Securities
(cost $13,602,529)		13,601,933

TOTAL INVESTMENTS
(cost $230,491,949)(5)	101.6%	337,911,044
Liabilities in excess of other assets	(1.6)	(5,324,747)

NET ASSETS	100.0%	$332,586,297

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks

Airbnb, Inc. Series D	4/16/2014	29,418	$1,197,696	$3,452,595	$117.36	1.04%

(3)

At November 30, 2019, the Fund had loaned securities with a total value of $23,527,721. This was secured by collateral of $6,302,841, which was received in cash and subsequently invested in short-term investments currently valued at $6,302,841 as reported in the Portfolio of Investments. Additional collateral of $17,962,035 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/19/2019 to 06/18/2020	$83,584
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	17,878,451

(4)	The rate shown is the 7-day yield as of November 30, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

151

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$320,856.516	$—	$—	$320,856,516
Convertible Preferred Securities:	—	—	3,452,595	3,452,595
Short-Term Investment Securities:
Commercial Paper	—	7,299,092	—	7,299,092
Registered Investment Companies	6,302,841	—	—	6,302,841

Total Investments at Value	$327,159,357	$7,299,092	$3,452,595	$337,911,044

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Securities
Balance as of 05/31/2019	$3,600,175
Accrued discounts	—
Accrued premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)
Change in unrealized depreciation(1)	(147,580)
Net Purchases	—
Net Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/2019	$3,452,595

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2019 includes:

Convertible Preferred Securities
$(147,580)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$3,452,595	Market Approach	Last Twelve Months Revenue Multiple*	7.60x
			2021 Estimated Revenue Multiple*	4.80x - 7.00x (5.60x)
			2021 Estimated Gross Profit Multiple*	5.40x
			2022 Estimated Revenue Multiple*	4.30x
			2022 Estimated Gross Profit Multiple*	4.80x
			2023 Estimated Revenue Multiple*	3.90x
			2023 Estimated Gross Profit Multiple*	4.40x
			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

152

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	12.1%
Computers	11.9
E-Commerce/Products	9.4
Web Portals/ISP	8.8
Electronic Components — Semiconductors	8.6
Internet Content — Entertainment	6.3
Medical — Biomedical/Gene	5.3
Cable/Satellite TV	3.8
Beverages — Non-alcoholic	2.4
Commercial Services — Finance	2.2
Networking Products	2.1
Semiconductor Components — Integrated Circuits	2.1
Retail — Discount	1.7
Electronic Forms	1.6
Repurchase Agreements	1.6
E-Commerce/Services	1.5
Semiconductor Equipment	1.5
Food — Misc./Diversified	1.2
Data Processing/Management	1.2
Entertainment Software	1.2
Retail — Restaurants	1.1
Computer Aided Design	0.9
Electric — Integrated	0.8
Retail — Apparel/Shoe	0.8
Medical Instruments	0.8
Cellular Telecom	0.7
Auto — Cars/Light Trucks	0.7
Transport — Rail	0.6
Retail — Drug Store	0.6
Hotels/Motels	0.5
Airlines	0.4
Computer Services	0.4
Retail — Auto Parts	0.4
Enterprise Software/Service	0.3
Computers — Memory Devices	0.3
Auto — Heavy Duty Trucks	0.3
Commercial Services	0.3
Insurance Brokers	0.3
Consulting Services	0.3
Medical Information Systems	0.3
Web Hosting/Design	0.3
Dental Supplies & Equipment	0.2
Diagnostic Kits	0.2
Broadcast Services/Program	0.2
Distribution/Wholesale	0.2
U.S. Government Treasuries	0.2
Computer Data Security	0.2
Internet Security	0.2
Computer Software	0.2
Retail — Perfume & Cosmetics	0.2
Registered Investment Companies	0.2
Casino Hotels	0.1
Toys	0.1
Transport — Truck	0.1
Medical Products	0.1
Medical — Generic Drugs	0.1

100.1%

*	Calculated as a percentage of net assets

153

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Airlines — 0.4%
American Airlines Group, Inc.#	27,216	$782,188
United Airlines Holdings, Inc.†	15,704	1,457,331

		2,239,519

Applications Software — 12.1%
Intuit, Inc.	15,896	4,115,315
Microsoft Corp.	420,528	63,659,529

		67,774,844

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†	10,949	3,612,513

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	21,171	1,722,684

Beverages - Non-alcoholic — 2.4%
Monster Beverage Corp.†	33,304	1,992,245
PepsiCo, Inc.	85,460	11,608,032

		13,600,277

Broadcast Services/Program — 0.2%
Fox Corp., Class A	21,096	754,393
Fox Corp., Class B	16,046	561,289

		1,315,682

Cable/Satellite TV — 3.8%
Charter Communications, Inc., Class A†	13,537	6,362,525
Comcast Corp., Class A	277,224	12,239,440
Liberty Global PLC, Class A†	11,095	250,192
Liberty Global PLC, Class C†	26,819	576,609
Sirius XM Holdings, Inc.#	271,985	1,898,455

		21,327,221

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	6,578	794,951

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	52,227	4,102,431

Commercial Services — 0.3%
Cintas Corp.	6,264	1,610,224

Commercial Services - Finance — 2.2%
Automatic Data Processing, Inc.	26,524	4,529,769
PayPal Holdings, Inc.†	71,922	7,768,295

		12,298,064

Computer Aided Design — 0.9%
Autodesk, Inc.†	13,424	2,428,402
Cadence Design Systems, Inc.†	17,124	1,202,961
Synopsys, Inc.†	9,186	1,295,593

		4,926,956

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	9,305	1,096,873

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A	33,758	2,164,225

Computer Software — 0.2%
Citrix Systems, Inc.	8,001	902,593

Computers — 11.9%
Apple, Inc.	248,905	66,519,861

Computers - Memory Devices — 0.3%
NetApp, Inc.	14,542	881,100
Western Digital Corp.	18,093	910,620

		1,791,720

Security Description	Shares	Value (Note 2)

Consulting Services — 0.3%
Verisk Analytics, Inc.	9,994	$1,473,915

Data Processing/Management — 1.2%
Fiserv, Inc.†	41,544	4,829,074
Paychex, Inc.	21,964	1,891,540

		6,720,614

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,882	1,353,974

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	5,262	1,323,814

Distribution/Wholesale — 0.2%
Fastenal Co.	35,050	1,244,976

E-Commerce/Products — 9.4%
Amazon.com, Inc.†	27,249	49,069,999
eBay, Inc.	51,267	1,821,004
JD.com, Inc. ADR†	56,553	1,846,456

		52,737,459

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	2,598	4,946,670
Expedia Group, Inc.	8,364	850,284
MercadoLibre, Inc.†	3,038	1,763,802
Trip.com Group, Ltd.† ADR	29,765	989,389

		8,550,145

Electric - Integrated — 0.8%
Exelon Corp.	59,386	2,636,738
Xcel Energy, Inc.	31,479	1,935,644

		4,572,382

Electronic Components - Semiconductors — 8.6%
Advanced Micro Devices, Inc.†	66,352	2,597,681
Broadcom, Inc.	24,331	7,693,705
Intel Corp.	270,773	15,718,373
Microchip Technology, Inc.#	14,550	1,375,557
Micron Technology, Inc.†	67,467	3,205,357
NVIDIA Corp.	37,224	8,067,930
Skyworks Solutions, Inc.	10,495	1,031,658
Texas Instruments, Inc.	57,065	6,859,784
Xilinx, Inc.	15,440	1,432,523

		47,982,568

Electronic Forms — 1.6%
Adobe, Inc.†	29,671	9,184,065

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	10,024	1,795,499

Entertainment Software — 1.2%
Activision Blizzard, Inc.	46,883	2,570,595
Electronic Arts, Inc.†	18,013	1,819,493
NetEase, Inc. ADR	4,459	1,406,012
Take-Two Interactive Software, Inc.†	6,918	839,499

		6,635,599

Food - Misc./Diversified — 1.2%
Kraft Heinz Co.	74,569	2,274,354
Mondelez International, Inc., Class A	88,148	4,631,296

		6,905,650

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	20,131	2,825,587

Insurance Brokers — 0.3%
Willis Towers Watson PLC	7,884	1,548,733

154

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Entertainment — 6.3%
Facebook, Inc., Class A†	133,750	$26,969,350
Netflix, Inc.†	26,762	8,420,931

		35,390,281

Internet Security — 0.2%
NortonLifeLock, Inc.	37,776	940,622

Medical Information Systems — 0.3%
Cerner Corp.	19,461	1,393,213

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	7,045	4,176,981

Medical Products — 0.1%
Henry Schein, Inc.†	9,062	624,372

Medical - Biomedical/Gene — 5.3%
Alexion Pharmaceuticals, Inc.†	13,705	1,561,548
Amgen, Inc.	36,655	8,603,661
Biogen, Inc.†	11,274	3,380,058
BioMarin Pharmaceutical, Inc.†	10,969	885,308
Gilead Sciences, Inc.	77,409	5,204,981
Illumina, Inc.†	8,985	2,882,029
Incyte Corp.†	13,145	1,237,733
Regeneron Pharmaceuticals, Inc.†	6,600	2,435,400
Vertex Pharmaceuticals, Inc.†	15,711	3,483,914

		29,674,632

Medical - Generic Drugs — 0.1%
Mylan NV†	31,531	592,152

Networking Products — 2.1%
Cisco Systems, Inc.	261,650	11,855,362

Retail - Apparel/Shoe — 0.8%
Lululemon Athletica, Inc.†	7,512	1,695,383
Ross Stores, Inc.	22,291	2,589,100

		4,284,483

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	4,677	2,068,544

Retail - Discount — 1.7%
Costco Wholesale Corp.	26,881	8,059,193
Dollar Tree, Inc.†	14,463	1,322,786

		9,381,979

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	55,203	3,290,099

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	3,597	841,194

Retail - Restaurants — 1.1%
Starbucks Corp.	73,164	6,250,401

Semiconductor Components - Integrated Circuits — 2.1%
Analog Devices, Inc.	22,579	2,550,298
Maxim Integrated Products, Inc.	16,581	939,645
NXP Semiconductors NV	17,085	1,974,685
QUALCOMM, Inc.	74,304	6,208,099

		11,672,727

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	56,462	3,269,150
ASML Holding NV	4,440	1,201,553
KLA Corp.	9,734	1,595,013
Lam Research Corp.	8,834	2,357,176

		8,422,892

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.1%
Hasbro, Inc.	7,714	$784,514

Transport - Rail — 0.6%
CSX Corp.	48,787	3,490,222

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	6,526	754,536

Web Hosting/Design — 0.3%
VeriSign, Inc.†	7,235	1,380,004

Web Portals/ISP — 8.8%
Alphabet, Inc., Class A†	16,957	22,113,454
Alphabet, Inc., Class C†	19,276	25,154,409
Baidu, Inc. ADR†	17,216	2,040,613

		49,308,476

Total Long-Term Investment Securities
(cost $200,775,976)		549,233,304

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	809,676	809,676

U.S. Government Treasuries — 0.2%
United States Treasury Bills 1.83% due 12/26/2019(3)	$1,200,000	1,198,766

Total Short-Term Investment Securities
(cost $2,008,155)		2,008,442

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount $8,821,184 collateralized by $8,785,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $8,999,187 (cost $8,821,000)	8,821,000	8,821,000

TOTAL INVESTMENTS
(cost $211,605,131)(4)	100.1%	560,062,746
Liabilities in excess of other assets	(0.1)	(472,842)

NET ASSETS	100.0%	$559,589,904

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2019.
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $4,056,200. This was secured by collateral of $809,676, which was received in cash and subsequently invested in short-term investments currently valued at $809,676 as reported in the Portfolio of Investments. Additional collateral of $3,341,801 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 04/09/2020	$457
United States Treasury Notes/Bonds	0.13% to 6.50%	12/31/2019 to 11/15/2048	3,341,344

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

155

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
63	Long	NASDAQ 100 E-Mini Index	December 2019	$10,063,827	$10,606,050	$542,223

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$549,233,304	$—	$—	$549,233,304
Short-Term Investment Securities:
Registered Investment Companies	809,676	—	—	809,676
U.S. Government Treasuries	—	1,198,766	—	1,198,766
Repurchase Agreements	—	8,821,000	—	8,821,000

Total Investments at Value	$550,042,980	$10,019,766	$—	$560,062,746

Other Financial Instruments:†

Futures Contracts	$542,223	$—	$—	$542,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

156

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	10.8%
Electronic Components — Semiconductors	10.6
Web Portals/ISP	9.2
Internet Content — Entertainment	6.3
Enterprise Software/Service	6.3
Commercial Services — Finance	6.3
E-Commerce/Services	5.1
E-Commerce/Products	4.5
Semiconductor Equipment	4.1
Registered Investment Companies	4.0
Computer Software	3.8
Finance — Credit Card	3.3
Semiconductor Components — Integrated Circuits	2.9
Entertainment Software	2.8
Computers — Memory Devices	2.2
Internet Security	1.8
Internet Application Software	1.5
Computer Data Security	1.3
Computers	1.3
Computer Services	1.1
Internet Telephone	1.1
Internet Content — Information/News	1.0
Retail — Apparel/Shoe	0.9
Data Processing/Management	0.7
Electronic Forms	0.6
Electronic Components — Misc.	0.6
Medical Instruments	0.5
Computers — Other	0.5
Computer Aided Design	0.4
Auto — Cars/Light Trucks	0.4
Networking Products	0.4
Aerospace/Defense — Equipment	0.4
Web Hosting/Design	0.3
Communications Software	0.2
Educational Software	0.2
Pharmacy Services	0.2
Publishing — Newspapers	0.1
Wireless Equipment	0.1
Consulting Services	0.1
IT Services	0.1
Machinery — Electrical	0.1
E-Services/Consulting	0.1
Repurchase Agreements	0.1

98.3%

*	Calculated as a percentage of net assets

157

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.7%
Advertising Services — 0.0%
Trade Desk, Inc., Class A†#	2,650	$697,851

Aerospace/Defense - Equipment — 0.4%
L3Harris Technologies, Inc.	26,231	5,274,792

Applications Software — 10.8%
Elastic NV†	119,405	9,481,951
Intuit, Inc.	11,637	3,012,703
Microsoft Corp.	597,962	90,519,488
salesforce.com, Inc.†	285,834	46,559,500
ServiceNow, Inc.†	47,331	13,396,566

		162,970,208

Auto - Cars/Light Trucks — 0.3%
Tesla, Inc.†	13,132	4,332,772

Commercial Services - Finance — 6.3%
Equifax, Inc.	38,975	5,442,469
FleetCor Technologies, Inc.†	41,489	12,733,804
Global Payments, Inc.	204,297	36,998,187
PayPal Holdings, Inc.†	193,946	20,948,107
Square, Inc., Class A†	61,720	4,266,086
TransUnion	44,138	3,809,551
WEX, Inc.†	51,189	10,295,644

		94,493,848

Communications Software — 0.2%
Slack Technologies, Inc., Class A†#	131,638	3,003,979

Computer Aided Design — 0.4%
Autodesk, Inc.†	7,020	1,269,918
Synopsys, Inc.†	35,276	4,975,327

		6,245,245

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	17,280	1,002,240
Fortinet, Inc.†	74,597	7,840,891
Rapid7, Inc.†	18,975	1,063,928
Zscaler, Inc.†#	181,925	9,483,750

		19,390,809

Computer Services — 1.1%
DXC Technology Co.	157,010	5,861,183
EPAM Systems, Inc.†	8,870	1,879,110
Genpact, Ltd.	218,117	8,877,362

		16,617,655

Computer Software — 3.8%
Akamai Technologies, Inc.†	73,010	6,360,631
Dynatrace, Inc.†	9,080	241,256
MongoDB, Inc.†#	129,655	19,279,698
Splunk, Inc.†	72,299	10,788,457
Twilio, Inc., Class A†#	190,285	19,652,635

		56,322,677

Computers — 1.3%
Apple, Inc.	71,945	19,227,301

Computers - Memory Devices — 2.2%
NetApp, Inc.	109,010	6,604,916
Pure Storage, Inc., Class A†#	1,186,137	19,061,222
Western Digital Corp.	131,976	6,642,352

		32,308,490

Computers - Other — 0.5%
Lumentum Holdings, Inc.†	101,372	7,467,062

Consulting Services — 0.1%
Verisk Analytics, Inc.	11,605	1,711,505

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	30,650	$4,234,297
Fiserv, Inc.†	54,070	6,285,097

		10,519,394

E-Commerce/Products — 4.5%
Alibaba Group Holding, Ltd. ADR†	163,321	32,664,200
Amazon.com, Inc.†	19,600	35,295,680

		67,959,880

E-Commerce/Services — 4.9%
58.com, Inc. ADR†	254,531	15,658,747
Booking Holdings, Inc.†	13,257	25,241,726
Lyft, Inc., Class A†#	9,690	474,616
MercadoLibre, Inc.†	3,742	2,172,530
Trip.com Group, Ltd.† ADR	803,898	26,721,570
Uber Technologies, Inc.†	110,644	3,275,062

		73,544,251

E-Services/Consulting — 0.1%
CDW Corp.	7,490	1,011,525

Educational Software — 0.2%
GSX Techedu, Inc. ADR†	138,884	2,442,970

Electronic Components-Misc. — 0.6%
Flex, Ltd.†	718,276	8,525,936

Electronic Components - Semiconductors — 10.6%
Advanced Micro Devices, Inc.†	930,047	36,411,340
Broadcom, Inc.	15,670	4,955,011
Cree, Inc.†	59,970	2,651,274
Infineon Technologies AG	55,465	1,184,719
Lattice Semiconductor Corp.†	286,876	5,419,088
Marvell Technology Group, Ltd.	692,813	18,269,479
Micron Technology, Inc.†	623,798	29,636,643
NVIDIA Corp.	117,033	25,365,732
ON Semiconductor Corp.†	41,250	885,637
Samsung Electronics Co., Ltd.	602,745	25,668,267
SK Hynix, Inc.	63,004	4,315,306
STMicroelectronics NV#	93,140	2,269,822
STMicroelectronics NV	48,880	1,200,879
Xilinx, Inc.	3,550	329,369

		158,562,566

Electronic Forms — 0.6%
Adobe, Inc.†	30,400	9,409,712

Enterprise Software/Service — 6.3%
Alteryx, Inc., Class A†#	99,670	11,315,535
Atlassian Corp. PLC, Class A†	57,275	7,280,225
AVEVA Group PLC	44,320	2,612,703
Datadog, Inc., Class A†#	13,279	541,385
Guidewire Software, Inc.†#	75,615	9,212,175
New Relic, Inc.†	10,225	695,505
Paycom Software, Inc.†	86,185	23,856,870
SVMK, Inc.†	190,704	3,255,317
Veeva Systems, Inc., Class A†	67,260	10,033,847
Workday, Inc., Class A†	147,809	26,475,548

		95,279,110

Entertainment Software — 2.8%
Activision Blizzard, Inc.	129,070	7,076,908
Electronic Arts, Inc.†	98,454	9,944,839
Mail.ru Group, Ltd. GDR†	554,675	11,204,435
Nexon Co., Ltd.†	277,800	3,789,278
Take-Two Interactive Software, Inc.†	66,125	8,024,269

158

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software (continued)
Zynga, Inc., Class A†	200,515	$1,249,208

		41,288,937

Finance - Credit Card — 3.3%
Mastercard, Inc., Class A	80,000	23,378,400
Visa, Inc., Class A	142,299	26,255,588

		49,633,988

Food - Catering — 0.0%
GrubHub, Inc.†#	9,850	424,732

Industrial Automated/Robotic — 0.0%
Cognex Corp.	1,855	93,084

Internet Application Software — 1.5%
Okta, Inc.†	160,965	20,890,038
Zendesk, Inc.†	27,495	2,172,105

		23,062,143

Internet Content - Entertainment — 6.3%
Facebook, Inc., Class A†	436,539	88,023,724
Netflix, Inc.†	11,676	3,673,970
Roku, Inc.†#	11,990	1,922,836
Snap, Inc., Class A†#	108,980	1,661,945

		95,282,475

Internet Content - Information/News — 1.0%
Naspers, Ltd., Class N	45,436	6,493,585
Prosus NV†	45,617	3,109,354
Tencent Holdings, Ltd.	139,381	5,907,808

		15,510,747

Internet Security — 1.8%
NortonLifeLock, Inc.	739,009	18,401,324
Palo Alto Networks, Inc.†	21,555	4,897,727
Proofpoint, Inc.†	27,325	3,243,204

		26,542,255

Internet Telephone — 1.1%
RingCentral, Inc., Class A†	95,125	16,406,209

Machinery - Electrical — 0.1%
Bloom Energy Corp. Class A†#	188,900	1,231,628

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	13,769	8,163,640

Networking Products — 0.4%
Arista Networks, Inc.†	8,765	1,710,314
Cisco Systems, Inc.	16,735	758,263
Telefonaktiebolaget LM Ericsson ADR#	247,625	2,238,530
Telefonaktiebolaget LM Ericsson, Class B	84,993	765,795

		5,472,902

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	49,774	782,298

Publishing - Newspapers — 0.1%
News Corp., Class A	171,113	2,203,935

Real Estate Investment Trusts — 0.0%
Equinix, Inc.	955	541,342

Retail - Apparel/Shoe — 0.9%
Zalando SE†*	324,658	13,985,122

Semiconductor Components - Integrated Circuits — 2.9%
Analog Devices, Inc.	14,360	1,621,962
Maxim Integrated Products, Inc.	134,304	7,611,008
NXP Semiconductors NV	48,235	5,575,001

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
QUALCOMM, Inc.	95,200	$7,953,960
Renesas Electronics Corp.†	1,552,900	10,115,734
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	208,500	11,069,265

		43,946,930

Semiconductor Equipment — 4.1%
Applied Materials, Inc.	164,600	9,530,340
ASML Holding NV	6,750	1,826,685
FormFactor, Inc.†	166,906	3,862,205
KLA Corp.	139,629	22,879,608
Lam Research Corp.	32,730	8,733,346
Teradyne, Inc.	152,375	9,537,151
Tokyo Electron, Ltd.	26,221	5,414,048

		61,783,383

Telecom Equipment - Fiber Optics — 0.0%
Viavi Solutions, Inc.†	45,440	682,509

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	32,356	2,147,791
VeriSign, Inc.†	11,265	2,148,686

		4,296,477

Web Portals/ISP — 9.2%
Alphabet, Inc., Class A†	31,191	40,675,871
Alphabet, Inc., Class C†	59,289	77,369,774
NAVER Corp.	96,019	13,982,363
Yandex NV, Class A†	147,863	6,205,810

		138,233,818

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,605	1,941,518

Total Common Stocks
(cost $1,109,151,461)		1,408,829,610

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Auto - Cars/Light Trucks — 0.1%
GM Cruise Holdings, LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services — 0.2%
Airbnb, Inc., Series E†(1)(2)	26,943	3,162,120
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	597,485

		3,759,605

IT Services — 0.1%
Mesosphere, Inc. Series D†(1)(2)	151,129	1,326,913

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	965,039

Total Convertible Preferred Securities
(cost $7,102,699)		7,688,582

Total Long-Term Investment Securities
(cost $1,116,254,160)		1,416,518,192

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(3)	1,015,798	1,015,798
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	7,727,009	7,727,009

159

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Registered Investment Companies (continued)
T. Rowe Price Government Reserve Fund 1.65%(3)	50,916,736	$50,916,736

Total Short-Term Investment Securities
(cost $59,659,543)		59,659,543

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $945,020 collateralized by $975,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $968,243 (cost $945,000)	$945,000	945,000

TOTAL INVESTMENTS
(cost $1,176,858,703)(5)	98.3%	1,477,122,735
Other assets less liabilities	1.7	26,035,531

NET ASSETS	100.0%	$1,503,158,266

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $13,985,122 representing 0.9% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks

JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$782,298	$15.72	0.05%
Convertible Preferred Securities

Airbnb, Inc., Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	3,162,120	117.36	0.21

GM Cruise Holdings, LLC Class F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.11
JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	965,039	15.72	0.06

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Mesophere, Inc., Series D	05/04/2018	151,129	$1,670,656	$1,326,913	$8.78	0.09%
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	11,731	321,737	597,485	50.93	0.04

				$8,470,880		0.56%

(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of November 30, 2019.
(4)

At November 30, 2019, the Fund had loaned securities with a total value of $73,732,650. This was secured by collateral of $7,727,009, which was received in cash and subsequently invested in short-term investments currently valued at $7,727,009 as reported in the Portfolio of Investments. Additional collateral of $67,633,759 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	12/01/2047 to 12/01/2047	$145,526
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	5,401,504
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2019 to 02/15/2049	62,086,729

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

160

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Pharmacy Services	$—	$—	$782,298	$782,298
Other Industries	1,408,047,312	—	—	1,408,047,312
Convertible Preferred Securities	—	—	7,688,582	7,688,582
Short-Term Investment Securities	59,659,543	—	—	59,659,543
Repurchase Agreements	—	945,000	—	945,000

Total Investments at Value	$1,467,706,855	$945,000	$8,470,880	$1,477,122,735

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

161

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	10.5%
Computer Software	5.4
Enterprise Software/Service	4.4
Medical Products	4.1
Medical — Drugs	3.6
Electronic Components — Semiconductors	3.4
Commercial Services — Finance	2.8
Web Hosting/Design	2.6
Building & Construction Products — Misc.	2.6
Registered Investment Companies	2.4
Repurchase Agreements	2.2
Internet Telephone	2.1
Computer Data Security	2.1
Patient Monitoring Equipment	2.1
Food — Misc./Diversified	2.0
Distribution/Wholesale	1.8
Retail — Pawn Shops	1.7
Medical — Outpatient/Home Medical	1.7
Schools	1.6
Electronics — Military	1.6
Insurance — Reinsurance	1.6
Electronic Components — Misc.	1.6
Instruments — Controls	1.5
Power Converter/Supply Equipment	1.5
Retail — Restaurants	1.5
Electronic Measurement Instruments	1.4
Firearms & Ammunition	1.4
Machinery — General Industrial	1.4
Airlines	1.4
Auto Repair Centers	1.3
Retail — Discount	1.3
Computer Services	1.3
Filtration/Separation Products	1.3
Semiconductor Equipment	1.3
Casino Services	1.3
Educational Software	1.3
Finance — Consumer Loans	1.2
Recreational Centers	1.2
Insurance Brokers	1.1
Chemicals — Specialty	1.1
Medical Labs & Testing Services	1.0
Commercial Services	1.0
Food — Baking	0.9
Footwear & Related Apparel	0.9
Consulting Services	0.9
Therapeutics	0.9
Health Care Cost Containment	0.9
Medical Information Systems	0.9
Building & Construction — Misc.	0.8
Electric Products — Misc.	0.7
Retail — Pet Food & Supplies	0.7
Banks — Commercial	0.7
E-Marketing/Info	0.7
Medical Instruments	0.6
Rental Auto/Equipment	0.6
Oil — Field Services	0.6
Transport — Services	0.6
Retail — Hair Salons	0.5
Building — Mobile Home/Manufactured Housing	0.5
Machinery — Electrical	0.4

102.5%

*	Calculated as a percentage of net assets

162

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Airlines — 1.4%
Azul SA ADR†#	64,040	$2,384,850

Auto Repair Centers — 1.3%
Monro, Inc.#	30,740	2,256,316

Banks - Commercial — 0.7%
Western Alliance Bancorp	22,100	1,152,736

Building & Construction Products - Misc. — 2.6%
Armstrong World Industries, Inc.	14,990	1,439,340
Simpson Manufacturing Co., Inc.	15,701	1,274,921
Trex Co., Inc.†#	18,500	1,592,110

		4,306,371

Building & Construction - Misc. — 0.8%
Frontdoor, Inc.†	29,610	1,340,149

Building - Mobile Home/Manufactured Housing — 0.5%
Skyline Champion Corp.†	26,820	889,888

Casino Services — 1.3%
Eldorado Resorts, Inc.†#	40,320	2,157,523

Chemicals - Specialty — 1.1%
Ingevity Corp.†	19,570	1,767,367

Commercial Services — 1.0%
LiveRamp Holdings, Inc.†	33,960	1,701,056

Commercial Services - Finance — 2.8%
Euronet Worldwide, Inc.†	14,388	2,261,650
Evo Payments, Inc., Class A†#	88,430	2,482,230

		4,743,880

Computer Data Security — 2.1%
Varonis Systems, Inc.†	44,790	3,498,547

Computer Services — 1.3%
WNS Holdings, Ltd. ADR†	35,290	2,227,505

Computer Software — 5.4%
Bandwidth, Inc., Class A†	26,510	1,482,704
Cornerstone OnDemand, Inc.†	48,880	3,014,430
Envestnet, Inc.†	19,990	1,423,488
InterXion Holding NV†	36,874	3,135,765

		9,056,387

Consulting Services — 0.9%
FTI Consulting, Inc.†	13,720	1,495,343

Distribution/Wholesale — 1.8%
SiteOne Landscape Supply, Inc.†#	34,000	3,017,840

E-Marketing/Info — 0.7%
QuinStreet, Inc.†#	69,450	1,093,143

Educational Software — 1.3%
Arco Platform, Ltd., Class A†	49,966	2,148,538

Electric Products - Misc. — 0.7%
Littelfuse, Inc.	6,762	1,226,694

Electronic Components - Misc. — 1.6%
Advanced Energy Industries, Inc.†	41,090	2,638,389

Electronic Components - Semiconductors — 3.4%
Inphi Corp.†	6,840	476,269
Lattice Semiconductor Corp.†	74,000	1,397,860
MACOM Technology Solutions Holdings, Inc.†	32,740	807,696
Monolithic Power Systems, Inc.	4,015	645,130
Silicon Laboratories, Inc.†	22,770	2,412,026

		5,738,981

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.4%
Itron, Inc.†	30,230	$2,420,818

Electronics - Military — 1.6%
Mercury Systems, Inc.†	36,560	2,678,020

Enterprise Software/Service — 4.4%
ACI Worldwide, Inc.†	88,420	3,315,750
Coupa Software, Inc.†	8,230	1,263,223
Everbridge, Inc.†#	32,100	2,822,874

		7,401,847

Filtration/Separation Products — 1.3%
ESCO Technologies, Inc.	25,260	2,224,648

Finance - Consumer Loans — 1.2%
LendingTree, Inc.†#	5,600	2,018,968

Firearms & Ammunition — 1.4%
Axon Enterprise, Inc.†#	32,550	2,402,190

Food - Baking — 0.9%
Hostess Brands, Inc.†	117,520	1,580,644

Food - Misc./Diversified — 2.0%
BellRing Brands, Inc., Class A†	70,720	1,416,522
Nomad Foods, Ltd.†	89,950	1,888,950

		3,305,472

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.	35,627	1,513,079

Health Care Cost Containment — 0.9%
HealthEquity, Inc.†	23,540	1,480,431

Instruments - Controls — 1.5%
Watts Water Technologies, Inc., Class A	26,010	2,521,930

Insurance Brokers — 1.1%
eHealth, Inc.†#	19,790	1,825,825

Insurance - Reinsurance — 1.6%
Essent Group, Ltd.	48,890	2,671,838

Internet Telephone — 2.1%
RingCentral, Inc., Class A†	20,771	3,582,374

Machinery - Electrical — 0.4%
SPX Corp.†	13,980	667,964

Machinery - General Industrial — 1.4%
Albany International Corp., Class A	28,620	2,394,922

Medical Information Systems — 0.9%
Health Catalyst, Inc.†#	36,570	1,452,926

Medical Instruments — 0.6%
Silk Road Medical, Inc.†	30,320	1,092,126

Medical Labs & Testing Services — 1.0%
Invitae Corp.†#	85,570	1,702,843

Medical Products — 4.1%
Hanger, Inc.†	64,460	1,688,852
Inspire Medical Systems, Inc.†	25,770	1,828,639
iRhythm Technologies, Inc.†#	20,940	1,509,565
Nevro Corp.†	16,630	1,858,901

		6,885,957

Medical - Biomedical/Gene — 10.5%
Amicus Therapeutics, Inc.†	149,847	1,570,397
Apellis Pharmaceuticals, Inc.†	65,160	1,751,501
Arena Pharmaceuticals, Inc.†	20,900	990,242
Audentes Therapeutics, Inc.†	38,940	1,130,428
Bluebird Bio, Inc.†#	24,208	1,959,395

163

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Blueprint Medicines Corp.†#	18,122	$1,486,729
Celyad SA ADR†	26,526	296,030
CytomX Therapeutics, Inc.†	86,820	543,493
Epizyme, Inc.†#	92,320	1,525,126
Equillium, Inc.†#	56,930	183,315
Fate Therapeutics, Inc.†	117,050	1,828,321
Gossamer Bio, Inc.†#	45,820	1,168,410
Iovance Biotherapeutics, Inc.†#	80,688	1,842,107
Mirati Therapeutics, Inc.†#	14,240	1,434,965

		17,710,459

Medical - Drugs — 3.6%
Aimmune Therapeutics, Inc.†#	68,580	1,914,753
Ascendis Pharma A/S ADR†	14,870	1,712,727
Kura Oncology, Inc.†	66,500	1,060,010
Myovant Sciences, Ltd.†#	81,970	1,459,886

		6,147,376

Medical - Outpatient/Home Medical — 1.7%
LHC Group, Inc.†	21,410	2,856,094

Oil - Field Services — 0.6%
Newpark Resources, Inc.†	183,960	1,078,006

Patient Monitoring Equipment — 2.1%
Insulet Corp.†	8,930	1,658,301
Masimo Corp.†	11,790	1,828,275

		3,486,576

Power Converter/Supply Equipment — 1.5%
Generac Holdings, Inc.†	25,330	2,495,005

Recreational Centers — 1.2%
Planet Fitness, Inc., Class A†	26,960	1,992,883

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	18,610	1,086,824

Retail - Discount — 1.3%
BJ’s Wholesale Club Holdings, Inc.†#	94,050	2,228,985

Retail - Hair Salons — 0.5%
Regis Corp.†	55,650	897,634

Retail - Pawn Shops — 1.7%
FirstCash, Inc.	36,300	2,934,492

Retail - Pet Food & Supplies — 0.7%
Freshpet, Inc.†	22,270	1,196,790

Retail - Restaurants — 1.5%
Dine Brands Global, Inc.#	29,590	2,452,419

Schools — 1.6%
Strategic Education, Inc.	19,190	2,719,991

Semiconductor Equipment — 1.3%
Cabot Microelectronics Corp.	16,590	2,213,272

Therapeutics — 0.9%
GW Pharmaceuticals PLC ADR†#	14,520	1,482,637

Transport - Services — 0.6%
CryoPort, Inc.†#	66,890	1,053,517

Web Hosting/Design — 2.6%
Q2 Holdings, Inc.†#	15,790	1,333,150
Wix.com, Ltd.†#	24,890	3,008,952

		4,342,102

Total Long-Term Investment Securities
(cost $144,653,575)		165,041,387

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2) (cost $4,062,616)	4,062,616	$4,062,616

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 11/29/2019, to be purchased 12/02/2019 in the amount $3,758,078 and collaterallized by $3,860,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $3,833,250 (cost $3,758,000)	$3,758,000	3,758,000

TOTAL INVESTMENTS
(cost $152,474,191)(3)	102.5%	172,862,003
Liabilities in excess of other assets	(2.5)	(4,233,566)

NET ASSETS	100.0%	$168,628,437

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2019, the Fund had loaned securities with a total value of $37,213,657. This was secured by collateral of $4,062,616, which was received in cash and subsequently invested in short-term investments currently valued at $4,062,616 as reported in the Portfolio of Investments. Additional collateral of $33,798,600 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 05/21/2020	$16,272
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	33,782,328

(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

164

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$165,041,387	$—	$—	$165,041,387
Short-Term Investment Securities	4,062,616	—	—	4,062,616
Repurchase Agreements	—	3,758,000	—	3,758,000

Total Investments at Value	$169,104,003	$3,758,000	$—	$172,862,003

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

165

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	10.0%
Real Estate Investment Trusts	5.1
Distribution/Wholesale	2.8
Enterprise Software/Service	2.7
Medical Products	2.7
Medical — Biomedical/Gene	2.4
Medical — Drugs	2.2
Repurchase Agreements	2.1
Insurance — Property/Casualty	2.1
Registered Investment Companies	2.0
Electric — Integrated	1.8
Chemicals — Specialty	1.7
Garden Products	1.7
Medical Labs & Testing Services	1.7
Machinery — General Industrial	1.7
Miscellaneous Manufacturing	1.6
Food — Wholesale/Distribution	1.6
Transport — Truck	1.5
Computer Software	1.5
Commercial Services	1.3
Building — Mobile Home/Manufactured Housing	1.2
Semiconductor Equipment	1.1
Oil Companies — Exploration & Production	1.1
Medical — HMO	1.1
Retail — Restaurants	1.0
Metal Processors & Fabrication	1.0
Physical Therapy/Rehabilitation Centers	1.0
Finance — Investment Banker/Broker	1.0
Oil — Field Services	1.0
Investment Management/Advisor Services	1.0
Real Estate Management/Services	1.0
Building & Construction Products — Misc.	1.0
Food — Misc./Diversified	0.9
Recreational Vehicles	0.9
Machine Tools & Related Products	0.9
Applications Software	0.9
Electronic Components — Semiconductors	0.8
Savings & Loans/Thrifts	0.8
Tools — Hand Held	0.8
Retail — Discount	0.8
Electric Products — Misc.	0.8
Identification Systems	0.8
Gas — Distribution	0.8
Web Hosting/Design	0.8
Instruments — Controls	0.7
Building — Maintenance & Services	0.7
Chemicals — Diversified	0.7
Building & Construction — Misc.	0.7
Commercial Services — Finance	0.7
Theaters	0.7
Multimedia	0.7
Apparel Manufacturers	0.6
Computer Aided Design	0.6
Power Converter/Supply Equipment	0.6
Containers — Metal/Glass	0.6
Non-Hazardous Waste Disposal	0.5
Aerospace/Defense	0.5
Retail — Apparel/Shoe	0.5
Medical — Wholesale Drug Distribution	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Consulting Services	0.4
Golf	0.4
Finance — Consumer Loans	0.4
Gold Mining	0.4
Cable/Satellite TV	0.4
Engines — Internal Combustion	0.4
Auto/Truck Parts & Equipment — Original	0.4
Water	0.4
Machinery — Pumps	0.4

Semiconductor Components — Integrated Circuits	0.4
Security Services	0.4
Finance — Other Services	0.4
Beverages — Non-alcoholic	0.4
Hazardous Waste Disposal	0.4
Health Care Cost Containment	0.4
Machinery — Electrical	0.4
Schools	0.4
Electronic Measurement Instruments	0.4
Medical Instruments	0.3
Auto Repair Centers	0.3
Recreational Centers	0.3
Brewery	0.3
Rental Auto/Equipment	0.3
Insurance — Reinsurance	0.3
Insurance — Multi-line	0.3
Aerospace/Defense — Equipment	0.3
Filtration/Separation Products	0.3
Medical — Outpatient/Home Medical	0.3
Forestry	0.3
Internet Application Software	0.2
Transport — Services	0.2
Therapeutics	0.2
Diagnostic Kits	0.2
Food — Catering	0.2
Oil Field Machinery & Equipment	0.2
Poultry	0.2
Gambling (Non-Hotel)	0.2
Computers — Integrated Systems	0.2
Internet Security	0.2
Home Furnishings	0.2
Finance — Mortgage Loan/Banker	0.2
Banks — Super Regional	0.2
Dental Supplies & Equipment	0.2
Steel Pipe & Tube	0.2
E-Commerce/Services	0.2
Building — Residential/Commercial	0.2
Entertainment Software	0.2
Electronic Security Devices	0.1
Retail — Home Furnishings	0.1
Financial Guarantee Insurance	0.1
Human Resources	0.1
Medical — Hospitals	0.1
Diversified Manufacturing Operations	0.1
Metal — Copper	0.1
Metal — Aluminum	0.1
Building Products — Wood	0.1
Airlines	0.1
Electronic Components — Misc.	0.1
Advanced Materials	0.1
Energy — Alternate Sources	0.1
Real Estate Operations & Development	0.1
Telecommunication Equipment	0.1
Specified Purpose Acquisitions	0.1
Footwear & Related Apparel	0.1
Consumer Products — Misc.	0.1
Retail — Arts & Crafts	0.1
Retail — Misc./Diversified	0.1
Food — Retail	0.1
Communications Software	0.1
Seismic Data Collection	0.1
Telephone — Integrated	0.1
Wireless Equipment	0.1
Building Products — Doors & Windows	0.1
Chemicals — Plastics	0.1
Building Products — Light Fixtures	0.1
Diversified Minerals	0.1
Investment Companies	0.1
Computer Services	0.1

166

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Generic Drugs	0.1%
Food — Canned	0.1
Retail — Building Products	0.1
Telecom Services	0.1
Internet Connectivity Services	0.1
Advertising Services	0.1
Building — Heavy Construction	0.1
Medical — Nursing Homes	0.1
Publishing — Newspapers	0.1
Finance — Commercial	0.1
Radio	0.1
Medical Information Systems	0.1
Diversified Operations/Commercial Services	0.1
Healthcare Safety Devices	0.1
Non-Ferrous Metals	0.1

101.2%

*	Calculated as a percentage of net assets

167

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	7,500	$27,675
Haynes International, Inc.	7,795	286,232

		313,907

Advertising Services — 0.1%
Marchex, Inc., Class B†	40,000	160,800
Marin Software, Inc.†	13,571	19,814

		180,614

Aerospace/Defense — 0.5%
Bombardier, Inc., Class B†	133,000	197,252
Kratos Defense & Security Solutions, Inc.†	2,700	48,762
Teledyne Technologies, Inc.†	3,600	1,231,164

		1,477,178

Aerospace/Defense - Equipment — 0.3%
Aerojet Rocketdyne Holdings, Inc.†	10,655	470,951
Barnes Group, Inc.	4,700	278,193
CPI Aerostructures, Inc.†	8,000	55,120

		804,264

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	20,000	73,600

Agricultural Operations — 0.0%
Alico, Inc.	2,860	96,840

Airlines — 0.1%
Hawaiian Holdings, Inc.	10,400	315,016
Mesa Air Group, Inc.†	4,600	33,442

		348,458

Apparel Manufacturers — 0.6%
Carter’s, Inc.	13,738	1,419,273
Delta Apparel, Inc.†	5,500	153,890
Lakeland Industries, Inc.†	10,000	103,100
Tandy Leather Factory, Inc.†	15,000	78,300

		1,754,563

Applications Software — 0.7%
BSQUARE Corp.†	15,000	18,750
Descartes Systems Group, Inc.†#	22,392	959,049
Five9, Inc.†	7,944	541,542
Medallia, Inc.†#	9,180	278,705
PDF Solutions, Inc.†	13,140	208,138
ServiceTitan, Inc.†(1)(2)	191	5,081
Toast, Inc.†(1)(2)	11	303

		2,011,568

Audio/Video Products — 0.0%
VOXX International Corp.†	20,000	92,200

Auto Repair Centers — 0.3%
Monro, Inc.#	13,425	985,395

Auto - Heavy Duty Trucks — 0.0%
REV Group, Inc.	8,365	108,745

Auto/Truck Parts & Equipment - Original — 0.4%
Gentherm, Inc.†	8,555	358,027
Meritor, Inc.†	15,500	391,375
SORL Auto Parts, Inc.†#	15,300	67,626
Visteon Corp.†	4,630	433,044

		1,250,072

Auto/Truck Parts & Equipment - Replacement — 0.5%
Douglas Dynamics, Inc.	25,765	1,394,144

Security Description	Shares	Value (Note 2)

Banks - Commercial — 10.0%
1st Constitution Bancorp	6,400	$130,432
AmeriServ Financial, Inc.	22,000	91,300
Atlantic Capital Bancshares, Inc.†	9,446	178,718
Bank of Commerce Holdings	7,640	87,478
Bank of Princeton	2,051	58,782
BankUnited, Inc.	63,281	2,218,632
Bridge Bancorp, Inc.	9,900	323,532
C&F Financial Corp.	3,000	168,900
Cadence BanCorp#	69,154	1,141,733
CenterState Bank Corp.	17,665	449,221
Chemung Financial Corp.	5,500	251,735
Citizens Holding Co.	4,500	99,990
Codorus Valley Bancorp, Inc.	3,646	78,417
Colony Bankcorp, Inc.	7,500	121,575
Columbia Banking System, Inc.	6,369	248,901
Commerce Bancshares, Inc.#	31,115	2,085,638
CrossFirst Bankshares, Inc.†(2)	5,156	64,950
CrossFirst Bankshares, Inc.†#	7,472	99,079
Cullen/Frost Bankers, Inc.#	15,538	1,453,735
East West Bancorp, Inc.	6,100	279,502
Equity Bancshares, Inc., Class A†	7,100	209,095
FB Financial Corp.	11,209	431,546
First Bancshares, Inc.	7,547	253,277
First Bank#	10,000	108,300
First Business Financial Services, Inc.	6,500	162,370
First Financial Bancorp	62,477	1,519,441
First Hawaiian, Inc.	67,798	1,934,955
First Horizon National Corp.	95,140	1,529,851
First Internet Bancorp	5,000	113,500
First Northwest Bancorp	6,500	114,595
Grasshopper Bancorp, Inc.†(1)(2)	5,208	52,080
Hawthorn Bancshares, Inc.	3,244	78,927
Heritage Commerce Corp.	20,379	254,738
Heritage Financial Corp.	9,600	264,768
Home BancShares, Inc.	37,900	713,278
Hope Bancorp, Inc.	17,200	249,572
IBERIABANK Corp.	19,080	1,392,649
Independent Bank Corp./Massachusetts	2,694	226,835
Live Oak Bancshares, Inc.#	10,813	197,337
Meridian Corp.†	6,900	127,098
Mid Penn Bancorp, Inc.	4,700	126,759
Northeast Bank	6,500	140,400
Northrim BanCorp, Inc.	3,600	134,892
Ohio Valley Banc Corp.	4,000	150,680
Origin Bancorp, Inc.#	10,071	359,233
Pacific Mercantile Bancorp†	16,000	114,560
Penns Woods Bancorp, Inc.	4,800	152,016
Peoples Bancorp of North Carolina, Inc.	6,050	190,575
Pinnacle Financial Partners, Inc.	11,558	709,892
Premier Financial Bancorp, Inc.	5,892	106,940
Prosperity Bancshares, Inc.	6,800	477,700
SB One Bancorp	6,000	141,840
Seacoast Banking Corp. of Florida†	19,724	586,789
Select Bancorp, Inc.†	10,600	126,458
Shore Bancshares, Inc.	8,000	133,920
South State Corp.	4,036	336,118
Southern First Bancshares, Inc.†	2,300	98,509
Sterling Bancorp, Inc.	16,136	156,358
Texas Capital Bancshares, Inc.†	4,050	234,090
Towne Bank	11,200	315,280
United Bancshares, Inc.	6,000	130,680
United Security Bancshares	12,055	125,854
Unity Bancorp, Inc.	8,000	177,200
Webster Financial Corp.	7,815	380,512
Western Alliance Bancorp	53,423	2,786,544

168

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Western New England Bancorp, Inc.	8,000	$78,480
Wintrust Financial Corp.	27,350	1,857,338

		29,896,079

Banks - Regional — 0.0%
Sound Bank (Non-Voting Shares)†(1)(2)	3,056	30,560
Sound Bank (Voting Shares)†(1)(2)	1,501	15,010

		45,570

Banks - Super Regional — 0.2%
Independent Bank Group, Inc.	9,547	550,194

Beverages - Non-alcoholic — 0.4%
Cott Corp.	83,237	1,112,879

Brewery — 0.3%
Boston Beer Co., Inc., Class A†#	2,437	936,588

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	28,500	1,802,910
Gibraltar Industries, Inc.†	11,655	608,624
Simpson Manufacturing Co., Inc.	5,300	430,360

		2,841,894

Building & Construction - Misc. — 0.7%
WillScot Corp.†	112,066	1,990,292

Building Products - Doors & Windows — 0.1%
PGT Innovations, Inc.†	16,009	230,209

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	40,000	217,200

Building Products - Wood — 0.1%
Stella-Jones, Inc.	12,300	352,712

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	84,735
Orion Group Holdings, Inc.†	16,100	88,711

		173,446

Building - Maintenance & Services — 0.7%
BrightView Holdings, Inc.†#	34,596	554,920
Rentokil Initial PLC	100,976	581,027
ServiceMaster Global Holdings, Inc.†	27,197	1,065,851

		2,201,798

Building - Mobile Home/Manufactured Housing — 1.2%
Cavco Industries, Inc.†	1,500	300,015
Horizon Global Corp.†	35,000	120,750
LCI Industries	21,928	2,334,455
Skyline Champion Corp.†	12,402	411,498
Thor Industries, Inc.#	8,544	544,851

		3,711,569

Building - Residential/Commercial — 0.2%
New Home Co., Inc.†	10,500	47,040
TRI Pointe Group, Inc.†	30,017	467,665

		514,705

Cable/Satellite TV — 0.4%
Cable One, Inc.	832	1,277,120

Cellular Telecom — 0.0%
NII Holdings, Inc.†#	3,000	5,580

Chemicals - Diversified — 0.7%
Quaker Chemical Corp.	13,562	2,023,857

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,100	223,863

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 1.7%
AgroFresh Solutions, Inc.†	61,800	$146,466
Element Solutions, Inc.†	18,047	210,969
GCP Applied Technologies, Inc.†	66,745	1,493,086
Minerals Technologies, Inc.	7,000	378,000
Oil-Dri Corp. of America	4,900	177,821
PQ Group Holdings, Inc.†	96,270	1,526,842
Valvoline, Inc.	55,184	1,249,918

		5,183,102

Commercial Services — 1.3%
Acacia Research Corp.†	40,000	118,800
Collectors Universe, Inc.	7,200	189,144
CoreLogic, Inc.†	31,286	1,296,179
HMS Holdings Corp.†	13,000	392,600
Morningstar, Inc.	10,174	1,598,336
nCino, Inc.†(1)(2)	4,283	93,155
Performant Financial Corp.†	50,000	47,500
Team, Inc.†#	14,000	226,380

		3,962,094

Commercial Services - Finance — 0.7%
Clarivate Analytics PLC†#	30,077	540,785
Euronet Worldwide, Inc.†	5,100	801,669
Evo Payments, Inc., Class A†	3,100	87,017
PRGX Global, Inc.†	26,500	119,250
StoneCo, Ltd., Class A†#	10,342	423,815

		1,972,536

Communications Software — 0.1%
SeaChange International, Inc.†	74,500	260,750

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	13,580	1,702,932

Computer Services — 0.1%
Parsons Corp.†	4,943	197,868

Computer Software — 1.4%
Checkr, Inc.†(1)(2)	700	20,111
Cision, Ltd.†	87,804	872,772
Computer Modelling Group, Ltd.	14,800	94,150
Cornerstone OnDemand, Inc.†	22,657	1,397,257
Envestnet, Inc.†	12,762	908,782
SS&C Technologies Holdings, Inc.	14,715	883,636

		4,176,708

Computers - Integrated Systems — 0.2%
Cubic Corp.	10,029	597,227

Computers - Memory Devices — 0.0%
Everspin Technologies, Inc.†#	10,000	52,300

Computers - Periphery Equipment — 0.0%
Key Tronic Corp.†	9,633	53,463
TransAct Technologies, Inc.	7,500	84,225

		137,688

Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	11,600	844,016
Franklin Covey Co.†	3,000	110,730
GP Strategies Corp.†	8,000	101,600
Huron Consulting Group, Inc.†	3,100	207,855
Information Services Group, Inc.†	27,400	67,404

		1,331,605

Consumer Products - Misc. — 0.1%
Acme United Corp.	4,570	101,408
CSS Industries, Inc.	4,500	19,890

169

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. (continued)
Quanex Building Products Corp.	7,984	$155,369

		276,667

Containers - Metal/Glass — 0.6%
Crown Holdings, Inc.†	21,763	1,651,812

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†#	3,421	9,784

Data Processing/Management — 0.0%
Innodata, Inc.†	52,600	63,120

Dental Supplies & Equipment — 0.2%
Envista Holdings Corp.†#	19,358	544,347

Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	2,357	64,087

Diagnostic Kits — 0.2%
Quidel Corp.†	10,119	694,366

Distribution/Wholesale — 2.8%
BlueLinx Holdings, Inc.†#	5,500	56,485
Educational Development Corp.	16,000	97,600
Houston Wire & Cable Co.†	14,739	57,924
IAA, Inc.†	40,957	1,856,581
KAR Auction Services, Inc.#	42,309	893,566
Pool Corp.	20,521	4,236,560
SiteOne Landscape Supply, Inc.†#	12,526	1,111,808

		8,310,524

Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	8,600	211,216
Federal Signal Corp.	2,600	85,644
LSB Industries, Inc.†#	17,500	69,300

		366,160

Diversified Minerals — 0.1%
Lundin Mining Corp.	38,196	206,752

Diversified Operations/Commercial Services — 0.1%
Colliers International Group, Inc.	1,535	110,843
Volt Information Sciences, Inc.†	14,393	38,573

		149,416

E-Commerce/Products — 0.0%
US Auto Parts Network, Inc.†	20,000	44,800

E-Commerce/Services — 0.1%
A Place For Rover, Inc.†(1)(2)	513	3,565
Leaf Group, Ltd.†	33,000	122,100

		125,665

Educational Software — 0.0%
Zovio, Inc.†	25,000	50,500

Electric Products - Misc. — 0.8%
Graham Corp.	5,800	123,192
Littelfuse, Inc.	2,200	399,102
nLight, Inc.†#	51,318	1,022,768
Novanta, Inc.†	8,701	810,759

		2,355,821

Electric - Distribution — 0.0%
Genie Energy, Ltd., Class B#	12,500	101,125

Electric - Integrated — 1.8%
NorthWestern Corp.	31,421	2,248,801
PNM Resources, Inc.	20,900	1,012,605

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Portland General Electric Co.	40,569	$2,251,985

		5,513,391

Electronic Components - Misc. — 0.1%
Applied Optoelectronics, Inc.†#	5,000	53,500
Ballantyne Strong, Inc.†	14,000	37,800
Bel Fuse, Inc., Class B	6,000	99,420
Sypris Solutions, Inc.†	24,000	19,920
ZAGG, Inc.†#	14,000	107,520

		318,160

Electronic Components - Semiconductors — 0.8%
AXT, Inc.†	27,200	85,952
CTS Corp.	13,929	381,376
EMCORE Corp.†	32,200	101,752
GSI Technology, Inc.†	19,800	144,936
Inphi Corp.†	5,148	358,455
Lattice Semiconductor Corp.†	49,925	943,083
Monolithic Power Systems, Inc.	1,447	232,504
Pixelworks, Inc.†	22,000	74,140
Richardson Electronics, Ltd.	15,000	83,100
Semtech Corp.†	2,100	101,766

		2,507,064

Electronic Measurement Instruments — 0.4%
CyberOptics Corp.†	6,700	118,992
National Instruments Corp.	16,497	694,854
Stoneridge, Inc.†	8,300	250,162

		1,064,008

Electronic Security Devices — 0.1%
ADT, Inc.#	16,024	148,062
J2 Acquisition, Ltd.†*	27,496	266,436

		414,498

Energy - Alternate Sources — 0.1%
NextEra Energy Partners LP	5,900	313,467

Engines - Internal Combustion — 0.4%
Gates Industrial Corp. PLC†#	105,420	1,253,444

Enterprise Software/Service — 2.6%
Blackbaud, Inc.	17,214	1,426,696
Ceridian HCM Holding, Inc.†#	11,294	681,706
Coupa Software, Inc.†	4,347	667,221
Guidewire Software, Inc.†#	15,378	1,873,502
Paycom Software, Inc.†	2,613	723,304
SailPoint Technologies Holding, Inc.†	33,318	833,950
Tyler Technologies, Inc.†	5,641	1,636,849

		7,843,228

Entertainment Software — 0.2%
Zynga, Inc., Class A†	81,200	505,876

Environmental Consulting & Engineering — 0.0%
Ecology and Environment, Inc., Class A	6,000	90,600

Filtration/Separation Products — 0.3%
ESCO Technologies, Inc.	8,845	778,979

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	82,075

Finance - Commercial — 0.1%
Marlin Business Services Corp.	7,500	160,800

Finance - Consumer Loans — 0.4%
Asta Funding, Inc.†	13,200	136,092
Encore Capital Group, Inc.†#	12,432	453,395

170

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans (continued)
PRA Group, Inc.†	13,900	$509,296
Regional Management Corp.†	1,100	35,750
SLM Corp.	20,100	171,453

		1,305,986

Finance - Investment Banker/Broker — 1.0%
JMP Group LLC	16,300	52,812
Lazard, Ltd., Class A	42,611	1,646,489
Moelis & Co., Class A	38,857	1,280,727

		2,980,028

Finance - Mortgage Loan/Banker — 0.2%
PennyMac Financial Services, Inc.	16,455	564,571

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	9,495	1,128,955

Financial Guarantee Insurance — 0.1%
Radian Group, Inc.	15,200	392,768

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	5,000	195,500

Food - Catering — 0.2%
GrubHub, Inc.†#	15,777	680,304

Food - Confectionery — 0.0%
Rocky Mountain Chocolate Factory, Inc.	6,500	56,550

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	13,668

Food - Misc./Diversified — 0.9%
BellRing Brands, Inc., Class A†	6,255	125,287
Cal-Maine Foods, Inc.	12,651	550,698
Nomad Foods, Ltd.†	15,023	315,483
Post Holdings, Inc.†	7,200	760,320
Simply Good Foods Co.†	12,506	345,541
TreeHouse Foods, Inc.†	12,700	620,903

		2,718,232

Food - Retail — 0.0%
Blue Apron Holdings, Inc., Class A†#	3,000	20,220

Food - Wholesale/Distribution — 1.6%
AMCON Distributing Co.	500	35,710
Performance Food Group Co.†#	99,733	4,693,435

		4,729,145

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†#	31,400	37,366
Rocky Brands, Inc.	6,711	187,103

		224,469

Forestry — 0.3%
Interfor Corp.†	19,400	230,031
West Fraser Timber Co., Ltd.	12,300	534,948

		764,979

Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	13,156	599,914

Garden Products — 1.7%
Toro Co.	65,482	5,119,383

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.	5,300	483,042
ONE Gas, Inc.	10,300	915,361
RGC Resources, Inc.	469	13,779

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
Southwest Gas Holdings, Inc.	11,337	$858,891

		2,271,073

Gold Mining — 0.4%
Alacer Gold Corp.†	32,836	176,503
Franco-Nevada Corp.	4,100	403,333
Gold Resource Corp.	37,100	165,466
Northern Star Resources, Ltd.	62,136	403,056
Osisko Gold Royalties, Ltd.	15,500	136,295

		1,284,653

Golf — 0.4%
Acushnet Holdings Corp.	41,431	1,245,830
Drive Shack, Inc.†	17,900	68,736

		1,314,566

Hazardous Waste Disposal — 0.4%
Heritage-Crystal Clean, Inc.†	8,900	275,277
Stericycle, Inc.†#	1,900	119,358
US Ecology, Inc.	12,898	709,261

		1,103,896

Health Care Cost Containment — 0.4%
HealthEquity, Inc.†#	17,093	1,074,979

Healthcare Safety Devices — 0.1%
Alpha Pro Tech, Ltd.†	30,000	101,100
Retractable Technologies, Inc.†#	30,000	42,000

		143,100

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	6,900	585,672

Housewares — 0.0%
Libbey, Inc.†	40,000	69,200
Lifetime Brands, Inc.	8,000	52,160

		121,360

Human Resources — 0.1%
Computer Task Group, Inc.†	19,600	119,560
Cross Country Healthcare, Inc.†	12,791	154,387
Paylocity Holding Corp.†	500	61,160
RCM Technologies, Inc.†	20,000	54,200

		389,307

Identification Systems — 0.8%
Aware, Inc.†	34,900	117,264
Brady Corp., Class A	39,086	2,227,902

		2,345,166

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,000	107,340

Instruments - Controls — 0.7%
Woodward, Inc.	18,883	2,205,346

Insurance - Multi-line — 0.3%
Assurant, Inc.	6,223	826,850

Insurance - Property/Casualty — 2.1%
FedNat Holding Co.	7,600	113,316
First Acceptance Corp.†	2,558	1,944
Hanover Insurance Group, Inc.	4,500	611,685
Kinsale Capital Group, Inc.#	20,491	2,074,919
ProSight Global, Inc.†	3,865	66,362
RLI Corp.	21,661	1,979,165
Safety Insurance Group, Inc.	3,058	298,614
Selective Insurance Group, Inc.	12,600	834,372

171

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
State Auto Financial Corp.	6,461	$211,792

		6,192,169

Insurance - Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	8,850	523,743
Essent Group, Ltd.	6,000	327,900

		851,643

Internet Application Software — 0.2%
Tucows, Inc., Class A†#	2,266	128,595
Zendesk, Inc.†	7,500	592,500

		721,095

Internet Connectivity Services — 0.1%
PC-Tel, Inc.	21,200	182,744

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	25,000	84,250

Internet Security — 0.2%
Proofpoint, Inc.†	5,000	593,450

Investment Companies — 0.1%
Altus Midstream Co., Class A†#	30,000	57,900
Medallion Financial Corp.†	17,100	108,927
Portman Ridge Finance Corp.	16,700	35,070

		201,897

Investment Management/Advisor Services — 1.0%
AssetMark Financial Holdings, Inc.†	13,714	343,261
Eaton Vance Corp.	24,786	1,169,156
Focus Financial Partners, Inc. Class A†	46,718	1,313,243
Manning & Napier, Inc.#	8,400	14,196
Silvercrest Asset Management Group, Inc., Class A	10,000	129,500

		2,969,356

Leisure Products — 0.0%
Escalade, Inc.	5,200	59,020

Machine Tools & Related Products — 0.9%
L.S. Starrett Co., Class A†	8,000	46,706
Lincoln Electric Holdings, Inc.	26,977	2,488,898

		2,535,604

Machinery - Electrical — 0.4%
Babcock & Wilcox Enterprises, Inc.†#	20,000	69,200
Bloom Energy Corp. Class A†#	10,512	68,538
BWX Technologies, Inc.	13,473	810,132
SPX Corp.†	2,600	124,228

		1,072,098

Machinery - General Industrial — 1.7%
Altra Industrial Motion Corp.	46,241	1,519,942
Applied Industrial Technologies, Inc.	27,159	1,734,102
Chart Industries, Inc.†	7,700	425,040
Gencor Industries, Inc.†	8,650	108,558
Intevac, Inc.†	6,100	36,417
Twin Disc, Inc.†	5,000	50,900
Welbilt, Inc.†	64,441	1,075,520

		4,950,479

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†	900	2,448

Machinery - Pumps — 0.4%
Gardner Denver Holdings, Inc.†#	12,500	423,375
Graco, Inc.	8,500	410,635

Security Description	Shares	Value (Note 2)

Machinery - Pumps (continued)
Mueller Water Products, Inc., Class A	34,900	$393,672

		1,227,682

Medical Information Systems — 0.1%
Castlight Health, Inc., Class B†	38,500	53,515
Tabula Rasa HealthCare, Inc.†#	2,200	98,142

		151,657

Medical Instruments — 0.3%
Bruker Corp.	13,390	685,434
NuVasive, Inc.†	4,750	343,140

		1,028,574

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	68,496	3,561,107
Neuronetics, Inc.†	14,500	62,640
Syneos Health, Inc.†	25,975	1,426,287

		5,050,034

Medical Laser Systems — 0.0%
IRIDEX Corp.†	8,100	17,577

Medical Products — 2.7%
Alphatec Holdings, Inc.†	80,000	564,000
AtriCure, Inc.†	5,600	166,600
Avanos Medical, Inc.†	12,300	426,318
Conformis, Inc.†#	50,000	93,000
Electromed, Inc.†	13,900	137,054
Hanger, Inc.†	20,771	544,200
ICU Medical, Inc.†	10,187	1,909,859
InfuSystem Holdings, Inc.†	25,000	209,000
iRhythm Technologies, Inc.†#	5,141	370,615
Micron Solutions, Inc.†	6,425	15,741
Nevro Corp.†	3,589	401,179
OrthoPediatrics Corp.†#	3,500	137,690
Penumbra, Inc.†#	400	70,768
T2 Biosystems, Inc.†#	25,000	34,000
United-Guardian, Inc.	3,500	70,210
West Pharmaceutical Services, Inc.	18,847	2,771,074

		7,921,308

Medical - Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†#	2,150	97,373
Acceleron Pharma, Inc.†	3,400	166,464
Acorda Therapeutics, Inc.†	23,606	37,770
Aduro Biotech, Inc.†	41,000	48,790
Allena Pharmaceuticals, Inc.†#	30,200	66,742
Allogene Therapeutics, Inc.†#	1,676	47,230
Alpine Immune Sciences, Inc.†	3,750	11,194
Applied Genetic Technologies Corp.†	20,000	54,800
Aptevo Therapeutics, Inc.†#	10,100	6,565
Arcturus Therapeutics Holdings, Inc.†	5,000	55,850
Ardelyx, Inc.†	17,000	126,310
Argenx SE ADR†#	3,038	449,776
Blueprint Medicines Corp.†#	4,429	363,355
Calithera Biosciences, Inc.†	16,600	81,672
Cara Therapeutics, Inc.†#	4,346	112,909
CEL-SCI Corp.†#	10,300	78,486
CRISPR Therapeutics AG†	653	46,787
Curis, Inc.†#	51,300	92,340
Eiger BioPharmaceuticals, Inc.†	20,000	263,000
Enzo Biochem, Inc.†	37,500	99,375
Evelo Biosciences, Inc.†#	10,000	45,100
EyePoint Pharmaceuticals, Inc.†#	75,000	115,500
Five Prime Therapeutics, Inc.†	20,800	81,536

172

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Harvard Bioscience, Inc.†	45,000	$130,500
Homology Medicines, Inc.†#	4,710	75,360
IGM Biosciences, Inc.†	2,027	45,830
Immunomedics, Inc.†#	7,800	146,484
Infinity Pharmaceuticals, Inc.†	100,000	127,000
Insmed, Inc.†#	15,092	347,871
Iovance Biotherapeutics, Inc.†	1,500	34,245
Kaleido Biosciences, Inc.†#	13,000	113,230
Krystal Biotech, Inc.†#	1,053	59,505
Lineage Cell Therapeutics, Inc.†#	6,712	6,041
Menlo Therapeutics, Inc.†	19,400	76,824
Merrimack Pharmaceuticals, Inc.†	5,000	18,250
Mustang Bio, Inc.†#	27,500	87,175
NantKwest, Inc.†	5,400	9,288
Neon Therapeutics, Inc.†#	23,000	26,220
Novavax, Inc.†#	14,300	69,355
Oncocyte Corp.†#	50,000	88,000
Orchard Therapeutics PLC ADR†	13,373	152,318
Otonomy, Inc.†	35,000	87,850
Ovid therapeutics, Inc.†#	60,200	256,452
Palatin Technologies, Inc.†#	100,000	82,500
Pfenex, Inc.†	14,000	145,320
Protalix BioTherapeutics, Inc.†	22,016	6,849
PTC Therapeutics, Inc.†	3,500	164,360
Radius Health, Inc.†#	19,286	432,006
Sage Therapeutics, Inc.†#	5,381	832,817
Scholar Rock Holding Corp.†#	2,208	18,790
Seattle Genetics, Inc.†	2,500	300,875
Sesen Bio, Inc.†#	50,000	59,000
Synlogic, Inc.†	13,400	28,676
Tocagen, Inc.†	13,300	8,712
Ultragenyx Pharmaceutical, Inc.†#	5,433	215,418
VolitionRX, Ltd.†#	29,400	158,172
WaVe Life Sciences, Ltd.†#	1,344	44,554
XOMA Corp.†#	7,246	177,382

		7,182,153

Medical - Drugs — 2.2%
AcelRx Pharmaceuticals, Inc.†#	32,100	59,706
Aclaris Therapeutics, Inc.†#	3,100	5,084
Adamas Pharmaceuticals, Inc.†#	13,500	80,325
Aeglea BioTherapeutics, Inc.†	25,000	213,750
Aimmune Therapeutics, Inc.†#	8,175	228,246
Alimera Sciences, Inc.†#	7,667	43,395
Altimmune, Inc.†	15,000	27,300
Ascendis Pharma A/S ADR†	7,035	810,291
cbdMD, Inc.†#	18,600	60,450
Chiasma, Inc.†#	45,000	240,750
Chimerix, Inc.†	57,300	126,060
Conatus Pharmaceuticals, Inc.†#	19,500	7,207
Corvus Pharmaceuticals, Inc.†#	23,722	72,352
Cumberland Pharmaceuticals, Inc.†	27,800	133,162
Eloxx Pharmaceuticals, Inc.†	1,900	9,918
Enanta Pharmaceuticals, Inc.†	500	31,830
Global Blood Therapeutics, Inc.†	9,284	617,386
Kala Pharmaceuticals, Inc.†#	18,900	78,813
KalVista Pharmaceuticals, Inc.†#	7,900	114,392
Marinus Pharmaceuticals, Inc.†#	28,800	38,016
Melinta Therapeutics, Inc.†#	1,600	2,592
Millendo Therapeutics, Inc.†	3,333	25,364
Minerva Neurosciences, Inc.†	20,300	126,875
MyoKardia, Inc.†#	5,248	341,907
Neoleukin Therapeutics, Inc.†	50,000	279,000
Neos Therapeutics, Inc.†#	15,000	24,900

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Odonate Therapeutics, Inc.†	1,159	$39,846
PhaseBio Pharmaceuticals, Inc.†#	24,000	78,240
Prestige Consumer Healthcare, Inc.†	28,037	1,058,958
Principia Biopharma, Inc.†	3,029	108,529
Reata Pharmaceuticals, Inc., Class A†#	2,137	416,993
scPharmaceuticals, Inc.†	11,500	49,450
Spero Therapeutics, Inc.†	8,600	102,856
Sutro Biopharma, Inc.†	8,400	93,072
Syros Pharmaceuticals, Inc.†	20,000	102,000
TherapeuticsMD, Inc.†#	100,029	251,073
Trevena, Inc.†#	55,000	37,703
Tricida, Inc.†#	2,428	97,023
Turning Point Therapeutics, Inc.†	2,274	127,844
VIVUS, Inc.†#	24,100	66,998

		6,429,656

Medical - Generic Drugs — 0.1%
Kodiak Sciences, Inc.†#	1,400	41,440
Momenta Pharmaceuticals, Inc.†	8,390	140,952
Teligent, Inc.†	25,000	15,067

		197,459

Medical - HMO — 1.1%
Molina Healthcare, Inc.†	23,678	3,208,369

Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†#	11,670	375,307

Medical - Nursing Homes — 0.1%
Genesis Healthcare, Inc.†#	100,000	168,000

Medical - Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	3,862	629,351
Pennant Group, Inc.†	6,228	145,860

		775,211

Medical - Wholesale Drug Distribution — 0.5%
Great Elm Capital Group, Inc.†	40,000	125,200
Premier, Inc., Class A†#	37,593	1,336,055

		1,461,255

Metal Processors & Fabrication — 1.0%
AZZ, Inc.	10,400	395,928
Helios Technologies, Inc.	5,177	231,826
RBC Bearings, Inc.†	14,413	2,390,828
Strattec Security Corp.	1,500	35,070

		3,053,652

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	92,180

Metal - Aluminum — 0.1%
Constellium NV, Class A†	25,100	354,914

Metal - Copper — 0.1%
ERO Copper Corp.†	23,700	365,768

Miscellaneous Manufacturing — 1.6%
AptarGroup, Inc.	33,833	3,793,356
John Bean Technologies Corp.	8,617	943,992

		4,737,348

Multimedia — 0.7%
E.W. Scripps Co., Class A	40,420	603,067
FactSet Research Systems, Inc.#	5,139	1,334,341

		1,937,408

173

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Ferrous Metals — 0.1%
Centrus Energy Corp, Class A†	9,600	$52,032
Uranium Energy Corp.†#	100,500	88,741

		140,773

Non-Hazardous Waste Disposal — 0.5%
Advanced Disposal Services, Inc.†	31,985	1,053,906
Waste Connections, Inc.	5,550	502,552

		1,556,458

Oil & Gas Drilling — 0.0%
Quintana Energy Services, Inc.†	15,000	38,775

Oil Companies - Exploration & Production — 1.1%
Amplify Energy Corp.	15,000	82,500
Chaparral Energy, Inc., Class A†#	65,600	70,848
Cimarex Energy Co.	17,948	825,070
Contango Oil & Gas Co.†#	61,600	203,280
Diamondback Energy, Inc.	4,600	355,764
Earthstone Energy, Inc., Class A†	18,400	82,248
Evolution Petroleum Corp.	23,100	120,351
Goodrich Petroleum Corp.†	9,000	88,380
Jagged Peak Energy, Inc.†	23,062	153,824
Kosmos Energy, Ltd.	8,064	48,142
Lonestar Resources US, Inc., Class A†	30,000	59,400
Magnolia Oil & Gas Corp., Class A†#	31,800	345,348
Mammoth Energy Services, Inc.#	30,000	47,100
Panhandle Oil and Gas, Inc., Class A	5,000	59,100
SandRidge Energy, Inc.†	25,000	82,250
Seven Generations Energy, Ltd., Class A†	26,700	144,525
SilverBow Resources, Inc.†	10,000	87,200
VAALCO Energy, Inc.†	30,000	54,900
Venture Global LNG, Inc., Series B†(1)(2)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)	59	306,800

		3,237,830

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†#	4,200	177,492
Flotek Industries, Inc.†	50,000	88,500
Hi-Crush Partners LP†	45,000	37,741
Mitcham Industries, Inc.†	22,400	48,608
Natural Gas Services Group, Inc.†	7,400	80,216
Smart Sand, Inc.†#	15,000	34,800
Superior Drilling Products, Inc.†	56,000	51,520
Thermon Group Holdings, Inc.†	5,200	136,448

		655,325

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	106,512
Trecora Resources†	2,100	16,170

		122,682

Oil - Field Services — 1.0%
Basic Energy Services, Inc.†	89,100	40,897
Core Laboratories NV	21,226	929,699
Era Group, Inc.†	15,000	143,550
Gulf Island Fabrication, Inc.†	9,100	49,504
Independence Contract Drilling, Inc.†	31,100	24,569
KLX Energy Services Holdings, Inc.†	10,000	56,500
Liberty Oilfield Services, Inc., Class A#	25,718	227,347
NCS Multistage Holdings, Inc.†	23,000	49,450
NexTier Oilfield Solutions, Inc.†	24,200	115,918
Nine Energy Service, Inc.†#	20,000	109,600
Nuverra Environmental Solutions, Inc.†#	6,300	16,632
Patterson-UTI Energy, Inc.	128,970	1,152,992

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
TETRA Technologies, Inc.†	50,000	$61,500

		2,978,158

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	70,129

Physical Therapy/Rehabilitation Centers — 1.0%
Encompass Health Corp.	37,289	2,636,705
U.S. Physical Therapy, Inc.	3,221	376,406

		3,013,111

Pipelines — 0.0%
New Fortress Energy LLC†#	6,195	92,739

Pollution Control — 0.0%
Fuel Tech, Inc.†#	75,000	72,937

Poultry — 0.2%
Sanderson Farms, Inc.	3,800	629,204

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	17,200	1,694,200

Printing - Commercial — 0.0%
ARC Document Solutions, Inc.†	40,000	44,800

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†	84,700	164,318

Radio — 0.1%
Saga Communications, Inc., Class A	1,623	49,891
Salem Media Group, Inc.	10,000	14,800
Townsquare Media, Inc., Class A	11,000	90,530

		155,221

Real Estate Investment Trusts — 5.1%
Acadia Realty Trust	9,900	266,112
Alexander & Baldwin, Inc.	11,376	246,632
American Campus Communities, Inc.	13,700	658,148
Community Healthcare Trust, Inc.	2,600	123,760
CubeSmart	68,230	2,104,213
EastGroup Properties, Inc.	27,793	3,785,129
First Industrial Realty Trust, Inc.	6,600	281,028
JBG SMITH Properties	18,932	755,008
National Retail Properties, Inc.	41,775	2,328,539
Outfront Media, Inc.	47,884	1,196,142
Paramount Group, Inc.	16,227	220,525
PS Business Parks, Inc.	5,656	998,793
Regency Centers Corp.	4,035	262,436
Rexford Industrial Realty, Inc.	13,200	631,752
RLJ Lodging Trust	80,038	1,367,849

		15,226,066

Real Estate Management/Services — 1.0%
Cushman & Wakefield PLC†#	90,242	1,749,792
FirstService Corp.	10,236	981,530
Maui Land & Pineapple Co., Inc.†	10,000	113,500

		2,844,822

Real Estate Operations & Development — 0.1%
Consolidated-Tomoka Land Co.	3,100	194,339
Stratus Properties, Inc.†	3,000	85,800
Trinity Place Holdings, Inc.†	10,000	30,800

		310,939

Recreational Centers — 0.3%
OneSpaWorld Holdings, Ltd.†#	14,700	240,051
Planet Fitness, Inc., Class A†	9,745	720,350

		960,401

174

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Recreational Vehicles — 0.9%
Brunswick Corp.	43,332	$2,546,622
Malibu Boats, Inc., Class A†	2,039	80,622

		2,627,244

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	14,615	853,516

Retail - Apparel/Shoe — 0.5%
Allbirds, Inc.†(1)(2)	1,134	62,184
Burlington Stores, Inc.†	5,300	1,192,500
J. Jill, Inc.#	35,500	61,770
RTW RetailWinds, Inc.†	33,029	44,259
Tilly’s, Inc., Class A	10,968	108,144

		1,468,857

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	33,800	276,484

Retail - Building Products — 0.1%
Aspen Aerogels, Inc.†	28,200	192,042

Retail - Discount — 0.8%
BJ’s Wholesale Club Holdings, Inc.†#	63,965	1,515,971
Citi Trends, Inc.	6,200	127,286
Ollie’s Bargain Outlet Holdings, Inc.†#	12,426	812,660

		2,455,917

Retail - Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	6,500	98,930
Kirkland’s, Inc.†#	12,200	19,032
RH†#	1,052	216,281
Tuesday Morning Corp.†	42,000	66,360

		400,603

Retail - Misc./Diversified — 0.1%
Container Store Group, Inc.†#	20,000	83,200
Five Below, Inc.†	900	111,339
Gaia, Inc.†#	9,400	78,678

		273,217

Retail - Petroleum Products — 0.0%
TravelCenters of America, Inc.†	4,000	40,680

Retail - Restaurants — 1.0%
BBQ Holdings, Inc.†	8,250	38,858
Chuy’s Holdings, Inc.†	8,670	249,869
Denny’s Corp.†	18,000	351,720
Dunkin’ Brands Group, Inc.	7,200	551,160
Fiesta Restaurant Group, Inc.†	12,319	121,958
Habit Restaurants, Inc., Class A†	10,000	106,400
J Alexander’s Holdings, Inc.†	13,000	134,810
Luby’s, Inc.†	25,000	52,000
Papa John’s International, Inc.	10,000	632,800
Potbelly Corp.†	10,000	50,600
Red Robin Gourmet Burgers, Inc.†	7,839	213,770
Wendy’s Co.	28,619	613,591

		3,117,536

Retail - Sporting Goods — 0.0%
Sportsman’s Warehouse Holdings, Inc.†	16,500	120,615

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	24,000

Retail - Vision Service Center — 0.0%
National Vision Holdings, Inc.†	4,166	125,813

Security Description	Shares	Value (Note 2)

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	17,000	$64,940

Satellite Telecom — 0.0%
KVH Industries, Inc.†	8,357	95,688

Savings & Loans/Thrifts — 0.8%
BankFinancial Corp.	9,300	126,945
Capitol Federal Financial, Inc.	27,367	388,064
Entegra Financial Corp.†	6,000	180,240
ESSA Bancorp, Inc.	9,000	155,070
First Financial Northwest, Inc.	10,000	147,300
Investors Bancorp, Inc.	26,400	318,384
Lake Shore Bancorp, Inc.	10,000	153,500
Malvern Bancorp, Inc.†	3,800	87,248
Meridian Bancorp, Inc.	21,660	436,016
Pacific Premier Bancorp, Inc.	8,800	281,952
Provident Financial Holdings, Inc.	3,414	74,698
Territorial Bancorp, Inc.	1,300	41,197
Timberland Bancorp, Inc.	3,900	115,577

		2,506,191

Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	3,416	514,176
Chegg, Inc.†	6,280	243,476
Lincoln Educational Services Corp.†	20,000	35,000
Strategic Education, Inc.	400	56,696
Universal Technical Institute, Inc.†	37,000	217,190

		1,066,538

Security Services — 0.4%
Brink’s Co.	12,402	1,153,386

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	19,927	45,035
Geospace Technologies Corp.†	8,900	128,338

		173,373

Semiconductor Components - Integrated Circuits — 0.4%
Power Integrations, Inc.	12,736	1,165,217

Semiconductor Equipment — 1.1%
Cabot Microelectronics Corp.	15,629	2,085,065
Entegris, Inc.	20,700	979,524
MKS Instruments, Inc.	1,900	201,932

		3,266,521

Specified Purpose Acquisitions — 0.1%
Collier Creek Holdings†	14,012	150,069
Conyers Park II Acquisition Corp.†	14,312	154,140

		304,209

Steel Pipe & Tube — 0.2%
Synalloy Corp.	7,900	102,226
Valmont Industries, Inc.	3,048	436,291

		538,517

Steel - Producers — 0.0%
Friedman Industries, Inc.	10,000	61,198
Shiloh Industries, Inc.†	13,600	51,816

		113,014

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	10,500	87,675

Telecom Equipment - Fiber Optics — 0.0%
Clearfield, Inc.†	10,000	135,700

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	1	$4
RigNet, Inc.†	12,600	65,520
Spok Holdings, Inc.	9,800	120,638

		186,162

Telecommunication Equipment — 0.1%
Communications Systems, Inc.	30,000	233,700
Wireless Telecom Group, Inc.†	53,200	72,990

		306,690

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.†	77,000	137,060
Frontier Communications Corp.†#	55,000	37,119
Shenandoah Telecommunications Co.	1,600	60,080

		234,259

Textile - Products — 0.0%
Culp, Inc.	6,500	104,780
Dixie Group, Inc.†	10,000	15,900

		120,680

Theaters — 0.7%
Cinemark Holdings, Inc.#	58,130	1,968,863

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†#	2,933	114,094
CorMedix, Inc.†#	11,800	72,334
G1 Therapeutics, Inc.†#	2,875	62,100
MannKind Corp.†#	60,000	73,800
Trevi Therapeutics, Inc.†	15,000	52,800
Xencor, Inc.†#	8,193	322,804

		697,932

Tobacco — 0.0%
Greenlane Holdings, Inc., Class A†#	10,000	33,900

Tools - Hand Held — 0.8%
MSA Safety, Inc.	20,140	2,495,950

Toys — 0.0%
JAKKS Pacific, Inc.†#	30,000	30,300

Transport - Equipment & Leasing — 0.0%
Willis Lease Finance Corp.†	2,300	138,000

Transport - Marine — 0.0%
Hornbeck Offshore Services, Inc.†#	75,000	27,750
Overseas Shipholding Group, Inc., Class A†	35,000	61,250

		89,000

Transport - Services — 0.2%
Matson, Inc.	16,300	615,162
Steel Connect, Inc.†	71,500	102,245

		717,407

Transport - Truck — 1.5%
Knight-Swift Transportation Holdings, Inc.#	58,066	2,147,861
Landstar System, Inc.	16,297	1,815,649
P.A.M. Transportation Services, Inc.†	1,357	70,835
Patriot Transportation Holding, Inc.†	5,000	87,000
Schneider National, Inc., Class B	11,988	272,727
USA Truck, Inc.†	4,000	30,440
XPO Logistics, Inc.†	1	83
YRC Worldwide, Inc.†#	22,000	76,780

		4,501,375

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. CVR†(1)	3,000	0

Security Description	Shares	Value (Note 2)

Vitamins & Nutrition Products — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,000	$130,900

Water — 0.4%
California Water Service Group	6,600	339,240
Middlesex Water Co.	4,582	287,796
PICO Holdings, Inc.†	10,000	109,800
SJW Group	6,970	493,615

		1,230,451

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†#	26,490	2,236,551

Web Portals/ISP — 0.0%
Synacor, Inc.†	44,000	77,880

Wire & Cable Products — 0.0%
Belden, Inc.	1,600	85,984

Wireless Equipment — 0.1%
Frequency Electronics, Inc.†	10,000	100,100
PagerDuty, Inc.†#	3,125	81,406
Sonim Technologies, Inc.†#	18,900	52,542

		234,048

Total Common Stocks
(cost $239,718,364)		288,224,907

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Applications Software — 0.2%
Convoy, Inc., Series C†(1)(2)	12,094	163,753
Convoy, Inc., Series D†(1)(2)	7,659	103,703
ServiceTitan, Inc., Series A-1†(1)(2)	4	106
ServiceTitan, Inc., Series D†(1)(2)	1,942	51,657
Toast, Inc., Series B†(1)(2)	98	2,698
Toast, Inc. Series D†(1)(2)	7,194	198,063

		519,980

Computer Software — 0.1%
Checkr, Inc. Series C†(1)(2)	2,998	90,679
Checkr, Inc., Series D†(1)(2)	4,084	123,527

		214,206

E-Commerce/Products — 0.0%
1stdibs.com, Inc., Series D†(1)(2)	11,111	55,677

E-Commerce/Services — 0.1%
Farmers Business Network, Inc., Series D†(1)(2)	8,287	193,156
Vroom, Inc. Series F†(1)(2)	5,863	159,433
Vroom, Inc. Series H.†(1)(2)	1,919	52,184

		404,773

Enterprise Software/Service — 0.1%
Plex Systems, Inc., Series B†(1)(2)	50,422	124,038

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(2)	618	240,186

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Food - Retail (continued)
Roofoods, Ltd. Series G†(1)(2)	16	$6,686

		246,872

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G†(1)(2)	7,335	50,978

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	86,522

Retail - Apparel/Shoe — 0.0%
Allbirds, Inc., Series A†(1)(2)	370	20,289
Allbirds, Inc., Series B†(1)(2)	65	3,565
Allbirds, Inc., Series C†(1)(2)	622	34,108
Allbirds, Inc., Series SEED†(1)(2)	199	10,912

		68,874

Seismic Data Collection — 0.0%
Seismic Software Holdings, Inc., Series E†(1)(2)	2,336	73,632

Total Convertible Preferred Securities
(cost $1,517,410)		1,845,552

WARRANTS† — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	3,764

Banks - Regional — 0.0%
Sound Bank(1)(2) Expires 05/01/2024	456	0

Electronic Security Devices — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	0

Total Warrants
(cost $277)		3,764

Total Long-Term Investment Securities
(cost $241,236,051)		290,074,223

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59%(4)	708,780	708,780
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	4,419,658	4,419,658
T. Rowe Price Government Reserve Fund 1.65%(4)	856,214	856,214

Total Short-Term Investment Securities
(cost $5,984,652)		5,984,652

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $6,278,131 collateralized by $6,450,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $6,450,302 (cost $6,278,000)	$6,278,000	$6,278,000

TOTAL INVESTMENTS
(cost $253,498,703)(5)	101.2%	302,336,875
Liabilities in excess of other assets	(1.2)	(3,630,955)

NET ASSETS	100.0%	$298,705,920

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2019, the aggregate value of these securities was $266,436 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,565	$6.95	0.00%
Allbirds, Inc.	10/10/2018	938	51,436
	12/21/2018	196	10,748

		1,134	62,184	62,184	54.84	0.02

Checkr, Inc.	06/29/2018	700	8,603	20,111	28.73	0.01
CrossFirst Bankshares, Inc.	10/23/2018	5,156	73,473	64,950	12.60	0.02
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	52,080	10.00	0.02

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	70,129	15.72	0.02
nCino, Inc.	09/16/2019	4,283	93,155	93,155	21.75	0.03
ServiceTitan, Inc.	11/09/2018	191	5,022	5,081	26.60	0.00
Sound Bank (Non-voting Shares)	05/06/2019	3,056	30,560	30,560	10.00	0.01
Sound Bank (Voting Shares)	05/06/2019	1,501	15,010	15,010	10.00	0.01
Toast, Inc.	09/14/2018	11	190	303	27.55	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.10

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities

1stdibs.com, Inc., Series D	02/07/2019	11,111	$55,677	$55,677	$5.01	0.02%
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	50,978	6.95	0.02
Allbirds, Inc., Series A	10/10/2018	370	20,289	20,289	54.84	0.01
Allbirds, Inc., Series B	10/10/2018	65	3,565	3,565	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	622	34,108	34,108	54.84	0.01
Allbirds, Inc., Series SEED	10/10/2018	199	10,912	10,912	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	90,679	30.25	0.03
Checkr, Inc., Series D	09/06/2019	4,084	123,527	123,527	30.25	0.04
Convoy, Inc., Series C	09/14/2018	12,094	85,875	163,753	13.54	0.05
Convoy, Inc., Series D	10/30/2019	7,659	103,703	103,703	13.54	0.04
Farmers Business Network, Inc., Series D	11/03/2017	8,287	153,012	193,156	23.31	0.06
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	86,522	15.72	0.03
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	124,038	2.46	0.04
Roofoods, Ltd., Series F	09/12/2017	618	218,507	240,186	388.65	0.08
Roofoods, Ltd., Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	73,632	31.52	0.02
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	106	26.51	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,064	51,657	26.60	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	2,698	27.53	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	198,063	27.53	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	159,433	27.19	0.05
Vroom, Inc., Series H	11/21/2019	1,919	52,184	52,184	27.19	0.02

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants

Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	$0	$3,764	$3.73	0.00%
Sound Bank Expires 05/01/2024	05/06/2019	456	0	0	0.00	–

				$2,594,044		0.86%

(3)

At November 30, 2019, the Fund had loaned securities with a total value of $45,572,510. This was secured by collateral of $4,419,658, which was received in cash and subsequently invested in short-term investments currently valued at $4,419,658 as reported in the Portfolio of Investments. Additional collateral of $42,580,346 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	12/01/2047 to 12/01/2047	$328,903
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	3,173,163
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	39,078,280

(4)	The rate shown is the 7-day yield as of November 30, 2019.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$2,006,184	$—	$5,384	$2,011,568
Banks - Commercial	29,779,049	64,950	52,080	29,896,079
Banks - Regional	—	—	45,570	45,570
Commercial Services	3,868,939	—	93,155	3,962,094
Computer Software	4,156,597	—	20,111	4,176,708
E-Commerce\Services	122,100	—	3,565	125,665
Oil Companies - Exploration & Production	2,910,230	—	327,600	3,237,830
Pharmacy Services	—	—	70,129	70,129
Retail - Apparel/Shoe	1,406,673	—	62,184	1,468,857
Veterinary Diagnostics	—	—	0	0
Other Industries	243,230,407	—	—	243,230,407
Convertible Preferred Securities	—	—	1,845,552	1,845,552
Warrants:
Electronic Security Devices	—	0	—	0
Other Industries	—	—	3,764	3,764
Short-Term Investment Securities	5,984,652	—	—	5,984,652
Repurchase Agreements	—	6,278,000	—	6,278,000

Total Investments at Value	$293,464,831	$6,342,950	$2,529,094	$302,336,875

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

178

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	8.7%
Real Estate Investment Trusts	7.9
Repurchase Agreements	6.3
Medical — Biomedical/Gene	5.8
Registered Investment Companies	5.3
Medical Products	2.4
Medical — Drugs	2.3
Enterprise Software/Service	1.9
Electric — Integrated	1.5
Retail — Restaurants	1.4
Savings & Loans/Thrifts	1.4
Electronic Components — Semiconductors	1.3
Insurance — Property/Casualty	1.2
Computer Services	1.2
Chemicals — Specialty	1.2
Building & Construction Products — Misc.	1.1
Investment Management/Advisor Services	1.1
Gas — Distribution	1.1
Computer Software	1.0
Electronic Components — Misc.	0.9
Oil Companies — Exploration & Production	0.9
Building — Residential/Commercial	0.9
Human Resources	0.8
Auto/Truck Parts & Equipment — Original	0.8
Commercial Services	0.7
Medical Labs & Testing Services	0.7
Machinery — General Industrial	0.7
Distribution/Wholesale	0.7
Aerospace/Defense — Equipment	0.7
Schools	0.6
Metal Processors & Fabrication	0.6
Semiconductor Equipment	0.6
Oil — Field Services	0.6
Retail — Apparel/Shoe	0.6
Building & Construction — Misc.	0.6
Building — Heavy Construction	0.6
Applications Software	0.6
Energy — Alternate Sources	0.5
Medical — Outpatient/Home Medical	0.5
Food — Misc./Diversified	0.5
Computer Data Security	0.5
Consulting Services	0.5
Transport — Marine	0.5
Retail — Automobile	0.5
Medical Instruments	0.5
Rental Auto/Equipment	0.5
E-Commerce/Services	0.5
Water	0.5
Real Estate Management/Services	0.4
U.S. Government Treasuries	0.4
Airlines	0.4
Insurance — Life/Health	0.4
Food — Wholesale/Distribution	0.4
Office Furnishings — Original	0.4
Diversified Manufacturing Operations	0.4
Engineering/R&D Services	0.4
Footwear & Related Apparel	0.4
Consumer Products — Misc.	0.4
Insurance — Reinsurance	0.4
Electronic Measurement Instruments	0.4
Therapeutics	0.4
Oil Refining & Marketing	0.4
Finance — Investment Banker/Broker	0.4
Financial Guarantee Insurance	0.4
Apparel Manufacturers	0.4
Commercial Services — Finance	0.4
Chemicals — Diversified	0.4
Semiconductor Components — Integrated Circuits	0.4
Computers — Other	0.4

Diagnostic Equipment	0.4%
Building — Mobile Home/Manufactured Housing	0.3
Machinery — Pumps	0.3
Transport — Truck	0.3
Power Converter/Supply Equipment	0.3
Racetracks	0.3
Finance — Consumer Loans	0.3
Telecom Equipment — Fiber Optics	0.3
Transport — Services	0.3
Resorts/Theme Parks	0.3
Steel — Producers	0.3
Medical — Hospitals	0.3
Non-Hazardous Waste Disposal	0.3
Building Products — Doors & Windows	0.3
Data Processing/Management	0.3
Medical Information Systems	0.3
Casino Services	0.3
Rubber/Plastic Products	0.3
Computers — Integrated Systems	0.3
Miscellaneous Manufacturing	0.3
Retail — Building Products	0.3
Firearms & Ammunition	0.3
Retail — Home Furnishings	0.3
Web Hosting/Design	0.2
Electronic Parts Distribution	0.2
Retail — Misc./Diversified	0.2
Health Care Cost Containment	0.2
Disposable Medical Products	0.2
Insurance — Multi-line	0.2
Machinery — Electrical	0.2
Environmental Consulting & Engineering	0.2
Security Services	0.2
Medical — Generic Drugs	0.2
Athletic Equipment	0.2
Building Products — Wood	0.2
Tools — Hand Held	0.2
Paper & Related Products	0.2
Drug Delivery Systems	0.2
Internet Content — Information/News	0.2
Coal	0.2
Transport — Equipment & Leasing	0.2
Veterinary Diagnostics	0.2
Networking Products	0.2
Electric Products — Misc.	0.2
Electronics — Military	0.2
Pastoral & Agricultural	0.2
Healthcare Safety Devices	0.2
Printing — Commercial	0.2
Wire & Cable Products	0.2
Retail — Discount	0.2
Retail — Pawn Shops	0.2
Aerospace/Defense	0.2
Satellite Telecom	0.2
Cosmetics & Toiletries	0.2
Wireless Equipment	0.2
Publishing — Newspapers	0.2
Brewery	0.2
Medical — Nursing Homes	0.2
Diagnostic Kits	0.2
Machine Tools & Related Products	0.2
Electric — Generation	0.2
Oil Field Machinery & Equipment	0.2
Poultry	0.2
Golf	0.1
Medical — HMO	0.1
Machinery — Construction & Mining	0.1
Tobacco	0.1
Telecom Services	0.1
Finance — Mortgage Loan/Banker	0.1

179

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Internet Connectivity Services	0.1%
Linen Supply & Related Items	0.1
Banks — Super Regional	0.1
Identification Systems	0.1
Building — Maintenance & Services	0.1
E-Marketing/Info	0.1
Cable/Satellite TV	0.1
Batteries/Battery Systems	0.1
Instruments — Controls	0.1
Gambling (Non-Hotel)	0.1
Steel — Specialty	0.1
Banks — Mortgage	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Real Estate Operations & Development	0.1
Private Equity	0.1
Retail — Pet Food & Supplies	0.1
Retail — Petroleum Products	0.1
Insurance Brokers	0.1
Precious Metals	0.1
Lasers — System/Components	0.1
Casino Hotels	0.1
Beverages — Non-alcoholic	0.1
Finance — Commercial	0.1
Chemicals — Plastics	0.1
Auto Repair Centers	0.1
Retail — Vision Service Center	0.1
Steel Pipe & Tube	0.1
Telephone — Integrated	0.1
Auto — Heavy Duty Trucks	0.1
Water Treatment Systems	0.1
Home Furnishings	0.1
Filtration/Separation Products	0.1
Television	0.1
Finance — Other Services	0.1
Agricultural Operations	0.1
Metal — Iron	0.1
Independent Power Producers	0.1
Metal — Aluminum	0.1
Machinery — Farming	0.1
Transport — Air Freight	0.1
Building Products — Air & Heating	0.1
Electronic Security Devices	0.1
Hotels/Motels	0.1
E-Commerce/Products	0.1
Audio/Video Products	0.1
Building Products — Cement	0.1
Publishing — Books	0.1
Internet Telephone	0.1
Quarrying	0.1
Gold Mining	0.1
Educational Software	0.1
Metal Products — Distribution	0.1
Hazardous Waste Disposal	0.1
Retail — Bedding	0.1
Telecommunication Equipment	0.1
Storage/Warehousing	0.1
Oil & Gas Drilling	0.1
Finance — Leasing Companies	0.1
Optical Supplies	0.1
Recreational Vehicles	0.1
Dental Supplies & Equipment	0.1
Food — Baking	0.1
Physical Therapy/Rehabilitation Centers	0.1
Metal Products — Fasteners	0.1
Capacitors	0.1
Containers — Paper/Plastic	0.1
Communications Software	0.1
Rubber — Tires	0.1
Containers — Metal/Glass	0.1

Publishing — Periodicals	0.1%
Diversified Minerals	0.1
Retail — Sporting Goods	0.1
E-Services/Consulting	0.1
X-Ray Equipment	0.1
Vitamins & Nutrition Products	0.1
Circuit Boards	0.1
Appliances	0.1
Motion Pictures & Services	0.1
Retirement/Aged Care	0.1
Computer Aided Design	0.1
Professional Sports	0.1
Pipelines	0.1
Diversified Operations/Commercial Services	0.1
Retail — Jewelry	0.1
Food — Retail	0.1
Retail — Office Supplies	0.1
Broadcast Services/Program	0.1
Electric — Distribution	0.1
B2B/E-Commerce	0.1
Investment Companies	0.1

105.2%

*	Calculated as a percentage of net assets

180

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.2%
Advanced Materials — 0.0%
Haynes International, Inc.	6,429	$236,073

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	29,270	68,199
Telaria, Inc.†	22,364	186,516

		254,715

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†#	5,336	113,817
Clear Channel Outdoor Holdings, Inc.†	25,282	62,699
National CineMedia, Inc.	32,239	216,324

		392,840

Advertising Services — 0.0%
Fluent, Inc.†	22,064	36,185
Marchex, Inc., Class B†	18,573	74,663
SharpSpring, Inc.†#	5,291	66,561

		177,409

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	11,017	675,783
Kratos Defense & Security Solutions, Inc.†	46,631	842,156
National Presto Industries, Inc.#	2,574	229,034
Park Aerospace Corp.	9,664	157,620

		1,904,593

Aerospace/Defense - Equipment — 0.7%
AAR Corp.	17,250	770,902
Aerojet Rocketdyne Holdings, Inc.†	37,805	1,670,981
Astronics Corp.†	12,679	369,593
Barnes Group, Inc.	24,389	1,443,585
Coda Octopus Group, Inc.†#	2,396	17,251
Ducommun, Inc.†	5,553	271,431
Kaman Corp.	14,321	910,816
Moog, Inc., Class A	16,638	1,428,705
Triumph Group, Inc.	25,666	711,205

		7,594,469

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	4,825	17,756

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	49,328	112,468
Marrone Bio Innovations, Inc.†	26,845	28,992

		141,460

Agricultural Operations — 0.1%
Alico, Inc.	2,089	70,734
Andersons, Inc.	16,290	376,299
Cadiz, Inc.†#	6,805	77,985
Limoneira Co.	8,092	159,777
Phibro Animal Health Corp., Class A	10,552	255,991
Tejon Ranch Co.†	10,864	178,604

		1,119,390

Airlines — 0.4%
Allegiant Travel Co.	6,727	1,141,774
Hawaiian Holdings, Inc.	24,266	735,017
Mesa Air Group, Inc.†	10,765	78,261
SkyWest, Inc.	25,905	1,622,689
Spirit Airlines, Inc.†	35,496	1,386,829

		4,964,570

Apparel Manufacturers — 0.4%
Centric Brands, Inc.†#	8,643	26,102
Deckers Outdoor Corp.†	15,140	2,546,245
Delta Apparel, Inc.†	3,197	89,452

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Kontoor Brands, Inc.#	22,890	$820,607
Oxford Industries, Inc.#	8,609	640,682
Superior Group of Cos., Inc.	5,510	73,999
Vince Holding Corp.†	1,596	36,181

		4,233,268

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,398	66,805
iRobot Corp.†#	14,201	618,595

		685,400

Applications Software — 0.6%
Appfolio, Inc., Class A†#	8,131	918,152
Brightcove, Inc.†	19,842	177,387
Digi International, Inc.†	14,363	256,236
Ebix, Inc.#	12,038	418,682
Five9, Inc.†	30,953	2,110,066
GTY Technology Holdings, Inc.†#	20,506	101,095
Ideanomics, Inc.†	26,465	24,091
Immersion Corp.†	16,131	108,884
Model N, Inc.†	16,797	510,965
PDF Solutions, Inc.†	14,625	231,660
Upland Software, Inc.†	11,846	458,559
Verra Mobility Corp.†#	59,967	897,706

		6,213,483

Athletic Equipment — 0.2%
Clarus Corp.	12,125	152,654
Fox Factory Holding Corp.†	19,471	1,283,723
Vista Outdoor, Inc.†	29,918	247,721
YETI Holdings, Inc.†	20,942	666,374

		2,350,472

Audio/Video Products — 0.1%
Daktronics, Inc.	18,960	116,794
Sonos, Inc.†	36,544	506,134
Universal Electronics, Inc.†	6,954	386,642

		1,009,570

Auto Repair Centers — 0.1%
Monro, Inc.#	16,894	1,240,020

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	7,833	159,401
Navistar International Corp.†	25,658	837,734
REV Group, Inc.	14,053	182,689

		1,179,824

Auto - Truck Trailers — 0.0%
Wabash National Corp.	27,772	437,409

Auto/Truck Parts & Equipment - Original — 0.8%
Adient PLC†	45,380	992,007
American Axle & Manufacturing Holdings, Inc.†	57,958	571,466
Cooper-Standard Holdings, Inc.†	8,676	246,659
Dana, Inc.	74,754	1,267,080
Dorman Products, Inc.†	13,946	1,036,467
Gentherm, Inc.†	17,106	715,886
Meritor, Inc.†	41,060	1,036,765
Methode Electronics, Inc.	18,910	703,641
Miller Industries, Inc.	5,717	209,528
Modine Manufacturing Co.†	25,625	190,137
Spartan Motors, Inc.	17,754	315,133
Telenav, Inc.†	16,827	96,250
Tenneco, Inc., Class A	26,258	325,337
Titan International, Inc.	25,950	76,034

181

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Visteon Corp.†#	14,452	$1,351,696

		9,134,086

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	15,715	112,205
Douglas Dynamics, Inc.	11,593	627,297
Motorcar Parts of America, Inc.†	9,673	188,720
Standard Motor Products, Inc.	10,896	548,832

		1,477,054

B2B/E-Commerce — 0.1%
ePlus, Inc.†	6,908	577,302

Banks - Commercial — 8.7%
1st Constitution Bancorp	3,880	79,074
1st Source Corp.	7,301	375,344
ACNB Corp.	3,539	124,644
Allegiance Bancshares, Inc.†#	10,072	361,383
Amalgamated Bank, Class A	7,169	137,071
Amerant Bancorp, Inc.†	10,010	220,620
American National Bankshares, Inc.	5,535	209,389
Ameris Bancorp	31,621	1,380,257
Ames National Corp.	4,592	129,448
Arrow Financial Corp.	6,601	236,712
Atlantic Capital Bancshares, Inc.†	11,580	219,094
Atlantic Union Bankshares Corp.	42,058	1,589,792
BancFirst Corp.	9,635	569,332
Bancorp, Inc.†	25,984	288,163
BancorpSouth Bank	49,529	1,540,352
Bank First Corp.	2,989	202,983
Bank of Commerce Holdings	8,967	102,672
Bank of Marin Bancorp	6,926	312,570
Bank of N.T. Butterfield & Son, Ltd.	28,312	978,180
Bank of Princeton#	2,906	83,286
Bank7 Corp.	1,948	36,837
Bankwell Financial Group, Inc.	3,440	100,723
Banner Corp.	17,592	961,051
Bar Harbor Bankshares	7,892	202,351
Baycom Corp.†	5,627	123,569
BCB Bancorp, Inc.	7,217	97,718
Bridge Bancorp, Inc.	8,437	275,721
Bridgewater Bancshares, Inc.†	11,567	147,826
Bryn Mawr Bank Corp.	10,293	404,206
Business First Bancshares, Inc.	6,457	158,842
Byline Bancorp, Inc.†	12,055	221,691
C&F Financial Corp.	1,682	94,697
Cadence BanCorp	64,982	1,072,853
Cambridge Bancorp	2,220	172,938
Camden National Corp.	7,936	344,740
Capital Bancorp, Inc.†	4,115	61,314
Capital City Bank Group, Inc.	6,951	201,092
Capstar Financial Holdings, Inc.	7,555	126,924
Carolina Financial Corp.	10,829	457,958
Carter Bank & Trust†	11,718	247,484
Cathay General Bancorp	39,686	1,461,239
CenterState Bank Corp.	64,351	1,636,446
Central Pacific Financial Corp.	14,439	419,597
Central Valley Community Bancorp	5,935	125,229
Century Bancorp, Inc., Class A	1,468	128,083
Chemung Financial Corp.	1,837	84,079
Citizens & Northern Corp.	6,206	163,218
City Holding Co.	8,322	661,433
Civista Bancshares, Inc.	7,936	172,052
CNB Financial Corp.	7,512	237,830
Coastal Financial Corp.†	4,015	68,215
Codorus Valley Bancorp, Inc.	4,980	107,123

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Colony Bankcorp, Inc.	3,843	$62,295
Columbia Banking System, Inc.	38,039	1,486,564
Community Bank System, Inc.	26,313	1,785,337
Community Financial Corp.	2,532	87,278
Community Trust Bancorp, Inc.	8,003	359,655
ConnectOne Bancorp, Inc.	17,139	431,731
CrossFirst Bankshares, Inc.†#	3,437	45,575
Customers Bancorp, Inc.†	14,673	343,055
CVB Financial Corp.	69,098	1,475,933
DNB Financial Corp.	1,798	83,050
Eagle Bancorp, Inc.	17,422	773,885
Enterprise Bancorp, Inc.	4,638	147,906
Enterprise Financial Services Corp.	12,748	576,210
Equity Bancshares, Inc., Class A†	7,692	226,529
Esquire Financial Holdings, Inc.†	3,298	78,954
Evans Bancorp, Inc.	2,443	99,406
Farmers & Merchants Bancorp, Inc.	5,217	135,381
Farmers National Banc Corp.	13,251	203,270
FB Financial Corp.	8,805	338,993
Fidelity D&D Bancorp, Inc.#	1,445	94,763
Financial Institutions, Inc.	8,007	260,868
First Bancorp, Inc.	5,302	151,001
First Bancorp/North Carolina	15,163	592,873
First BanCorp/Puerto Rico	111,085	1,166,393
First Bancshares, Inc.	8,580	287,945
First Bank#	8,593	93,062
First Busey Corp.	26,857	714,396
First Business Financial Services, Inc.	4,270	106,665
First Choice Bancorp	5,219	118,784
First Commonwealth Financial Corp.	50,642	719,623
First Community Bankshares, Inc.	7,943	242,182
First Financial Bancorp	50,441	1,226,725
First Financial Bankshares, Inc.#	67,323	2,327,356
First Financial Corp.	6,776	299,635
First Foundation, Inc.	20,229	331,553
First Guaranty Bancshares, Inc.	2,425	52,138
First Internet Bancorp	5,002	113,545
First Interstate BancSystem, Inc., Class A	19,586	824,571
First Merchants Corp.	28,247	1,143,721
First Mid Bancshares, Inc.	7,529	263,364
First Midwest Bancorp, Inc.	55,134	1,188,689
First Northwest Bancorp	4,639	81,786
First of Long Island Corp.	12,394	300,307
FNCB Bancorp, Inc.	8,852	71,878
Franklin Financial Network, Inc.	6,785	231,640
Franklin Financial Services Corp.	2,143	80,320
Fulton Financial Corp.	84,121	1,443,516
FVCBankcorp, Inc.†	6,278	107,542
German American Bancorp, Inc.	12,815	431,866
Glacier Bancorp, Inc.	44,953	1,971,189
Great Southern Bancorp, Inc.	5,730	349,702
Great Western Bancorp, Inc.	29,612	1,017,764
Guaranty Bancshares, Inc.	4,207	139,041
Hancock Whitney Corp.	46,684	1,895,837
Hanmi Financial Corp.	15,675	307,700
HarborOne Bancorp, Inc.†	13,566	143,935
Hawthorn Bancshares, Inc.	2,927	71,214
Heartland Financial USA, Inc.	17,992	849,582
Heritage Commerce Corp.	21,606	270,075
Heritage Financial Corp.	18,964	523,027
Hilltop Holdings, Inc.	37,038	912,246
Home BancShares, Inc.	80,302	1,511,284
HomeStreet, Inc.†	11,604	370,400
Hope Bancorp, Inc.	62,418	905,685
Horizon Bancorp	19,311	363,433

182

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Howard Bancorp, Inc.†	6,667	$111,072
IBERIABANK Corp.	27,012	1,971,606
Independent Bank Corp./Massachusetts	17,185	1,446,977
Independent Bank Corp./Michigan	11,196	250,231
International Bancshares Corp.	28,785	1,221,060
Investar Holding Corp.	4,815	120,471
Kearny Financial Corp.	42,432	598,291
Lakeland Bancorp, Inc.	25,216	420,603
Lakeland Financial Corp.	12,751	600,827
LCNB Corp.	6,289	116,284
Level One Bancorp, Inc.	2,663	65,217
Live Oak Bancshares, Inc.#	13,178	240,499
Luther Burbank Corp.	10,326	119,369
Macatawa Bank Corp.	13,457	144,124
Mackinac Financial Corp.	4,770	75,080
MainStreet Bancshares, Inc.†	3,674	80,571
Mercantile Bank Corp.	8,301	292,610
Merchants Bancorp	4,460	80,191
Meta Financial Group, Inc.	18,270	649,864
Metropolitan Bank Holding Corp.†	3,630	163,677
Mid Penn Bancorp, Inc.	3,567	96,202
Midland States Bancorp, Inc.	11,349	318,680
MidWestOne Financial Group, Inc.	6,141	208,794
MVB Financial Corp.	4,882	103,987
National Bankshares, Inc.	3,269	140,175
NBT Bancorp, Inc.	22,091	883,640
Nicolet Bankshares, Inc.†	4,240	307,230
Northeast Bank	3,877	83,743
Northrim BanCorp, Inc.	3,406	127,623
Norwood Financial Corp.	2,987	104,545
Oak Valley Bancorp	3,541	66,323
OFG Bancorp	26,171	561,368
Ohio Valley Banc Corp.	2,143	80,727
Old National Bancorp	88,630	1,602,430
Old Second Bancorp, Inc.	15,007	185,336
OP Bancorp	6,790	66,406
Opus Bank	11,326	291,191
Origin Bancorp, Inc.#	9,886	352,634
Orrstown Financial Services, Inc.	5,299	116,154
Pacific Mercantile Bancorp†	10,064	72,058
Park National Corp.	6,866	688,866
PCB Bancorp	6,406	109,671
PCSB Financial Corp.	8,380	170,952
Peapack Gladstone Financial Corp.	9,784	292,542
Penns Woods Bancorp, Inc.	3,549	112,397
People’s Utah Bancorp	8,112	238,087
Peoples Bancorp of North Carolina, Inc.	2,382	75,033
Peoples Bancorp, Inc.	9,311	304,563
Peoples Financial Services Corp.	3,566	175,162
Pioneer Bancorp, Inc.†	5,714	75,882
Preferred Bank	7,264	400,610
Premier Financial Bancorp, Inc.	6,746	122,440
Provident Bancorp, Inc.†	4,460	52,628
QCR Holdings, Inc.	7,635	319,143
RBB Bancorp	8,399	168,148
Red River Bancshares, Inc.†	360	18,180
Reliant Bancorp, Inc.	5,283	118,022
Renasant Corp.	29,497	1,044,194
Republic Bancorp, Inc., Class A	5,015	231,693
Republic First Bancorp, Inc.†	22,597	89,484
Richmond Mutual Bancorp., Inc.†#	6,799	98,653
S&T Bancorp, Inc.	17,471	659,006
Sandy Spring Bancorp, Inc.	18,196	643,411
SB One Bancorp	4,235	100,115
Seacoast Banking Corp. of Florida†	26,123	777,159

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Select Bancorp, Inc.†	8,482	$101,190
ServisFirst Bancshares, Inc.	24,616	895,038
Shore Bancshares, Inc.	6,541	109,496
Sierra Bancorp	7,322	196,230
Simmons First National Corp., Class A	46,980	1,217,252
SmartFinancial, Inc.	6,585	150,138
South Plains Financial, Inc.	1,815	34,449
South State Corp.	17,526	1,459,565
Southern First Bancshares, Inc.†	3,610	154,616
Southern National Bancorp of Virginia, Inc.	10,199	162,470
Southside Bancshares, Inc.	16,591	582,510
Spirit of Texas Bancshares, Inc.†	6,966	159,103
Sterling Bancorp, Inc.	8,558	82,927
Stock Yards Bancorp, Inc.	10,486	434,016
Summit Financial Group, Inc.	5,683	153,157
Tompkins Financial Corp.	7,519	652,273
Towne Bank	34,489	970,865
TriCo Bancshares	13,848	535,225
TriState Capital Holdings, Inc.†	12,638	306,219
Triumph Bancorp, Inc.†	12,502	448,322
TrustCo Bank Corp.	49,207	432,037
Trustmark Corp.	33,291	1,143,879
UMB Financial Corp.	22,935	1,542,837
United Bankshares, Inc.	50,503	1,912,549
United Community Banks, Inc.	40,767	1,263,777
United Security Bancshares	6,968	72,746
Unity Bancorp, Inc.	4,080	90,372
Univest Financial Corp.	14,884	388,621
Valley National Bancorp	167,983	1,945,243
Veritex Holdings, Inc.	26,830	697,848
Washington Trust Bancorp, Inc.	7,824	408,335
WesBanco, Inc.	33,528	1,223,114
West Bancorporation, Inc.	8,275	200,917
Westamerica Bancorporation	13,490	876,850
Western New England Bancorp, Inc.	12,331	120,967

		98,076,337

Banks - Fiduciary — 0.0%
Parke Bancorp, Inc.	4,659	111,490
Union Bankshares, Inc.	2,014	68,436

		179,926

Banks - Mortgage — 0.1%
Flagstar Bancorp, Inc.	14,762	550,032
Walker & Dunlop, Inc.	14,332	940,753

		1,490,785

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	18,450	1,063,273
National Bank Holdings Corp., Class A	15,264	547,062

		1,610,335

Batteries/Battery Systems — 0.1%
EnerSys	22,084	1,549,634

Beverages - Non-alcoholic — 0.1%
Celsius Holdings, Inc.†#	13,003	63,064
Coca-Cola Consolidated, Inc.	2,431	656,759
National Beverage Corp.†#	6,111	303,350
New Age Beverages Corp.†#	38,805	83,819
Primo Water Corp.†#	18,128	184,906

		1,291,898

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	6,716	306,384

183

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	4,323	$1,661,415
Craft Brew Alliance, Inc.†	6,001	98,897

		1,760,312

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	8,749	122,486
MSG Networks, Inc., Class A†	30,281	491,763

		614,249

Building & Construction Products - Misc. — 1.1%
American Woodmark Corp.†	8,720	897,288
Armstrong Flooring, Inc.†	9,159	36,728
Builders FirstSource, Inc.†	58,983	1,498,758
Caesarstone, Ltd.#	11,666	182,690
Forterra, Inc.†	9,610	106,767
Gibraltar Industries, Inc.†	16,702	872,178
Louisiana-Pacific Corp.	64,260	1,905,952
Patrick Industries, Inc.†	11,671	577,948
Select Interior Concepts, Inc., Class A†	10,734	110,560
Simpson Manufacturing Co., Inc.	23,181	1,882,297
Summit Materials, Inc., Class A†	58,230	1,389,950
Trex Co., Inc.†#	30,409	2,616,998

		12,078,114

Building & Construction - Misc. — 0.6%
Comfort Systems USA, Inc.	18,822	961,804
Concrete Pumping Holdings, Inc.†#	8,320	39,936
EMCOR Group, Inc.	28,888	2,569,010
IES Holdings, Inc.†	4,270	92,616
MYR Group, Inc.†	8,330	286,219
NV5 Global, Inc.†	5,358	257,666
TopBuild Corp.†	17,561	1,936,627
WillScot Corp.†	26,725	474,636

		6,618,514

Building Products - Air & Heating — 0.1%
AAON, Inc.	21,250	1,049,113

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	18,007	662,478
US Concrete, Inc.†	8,267	338,368

		1,000,846

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	13,539	517,731
Cornerstone Building Brands, Inc.†	23,793	164,172
Griffon Corp.	18,882	400,676
JELD-WEN Holding, Inc.†	34,947	795,044
Masonite International Corp.†	12,881	924,856
PGT Innovations, Inc.†	29,364	422,254

		3,224,733

Building Products - Wood — 0.2%
Boise Cascade Co.	20,097	762,078
Universal Forest Products, Inc.	30,813	1,528,325

		2,290,403

Building - Heavy Construction — 0.6%
Aegion Corp.†	15,763	341,427
Arcosa, Inc.	25,192	987,778
Construction Partners, Inc., Class A†	6,495	128,601
Dycom Industries, Inc.†	15,733	818,903
Granite Construction, Inc.	24,270	625,195
Great Lakes Dredge & Dock Corp.†	31,534	336,783
MasTec, Inc.†#	31,060	2,060,520

Security Description	Shares	Value (Note 2)

Building - Heavy Construction (continued)
Primoris Services Corp.	22,930	$504,919
Sterling Construction Co., Inc.†	13,509	196,826
Tutor Perini Corp.†#	20,640	328,795

		6,329,747

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	34,455	1,308,945
BrightView Holdings, Inc.†	16,144	258,950

		1,567,895

Building - Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	4,457	891,445
LCI Industries	12,627	1,344,270
Skyline Champion Corp.†	26,048	864,273
Winnebago Industries, Inc.	16,096	765,043

		3,865,031

Building - Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	14,874	227,870
Century Communities, Inc.†	13,565	386,602
Forestar Group, Inc.†	5,451	111,200
Green Brick Partners, Inc.†	12,581	143,549
Installed Building Products, Inc.†	11,720	840,324
KB Home	44,369	1,534,280
LGI Homes, Inc.†	10,366	749,151
M/I Homes, Inc.†	13,740	608,270
MDC Holdings, Inc.	25,684	1,016,316
Meritage Homes Corp.†	18,747	1,247,425
Taylor Morrison Home Corp., Class A†	54,460	1,264,561
TRI Pointe Group, Inc.†	73,144	1,139,584
William Lyon Homes, Class A†	16,442	343,309

		9,612,441

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	23,930	425,954
Liberty Latin America, Ltd., Class C†	58,905	1,056,756
WideOpenWest, Inc.†	12,749	78,151

		1,560,861

Capacitors — 0.1%
KEMET Corp.	29,458	787,118

Casino Hotels — 0.1%
Boyd Gaming Corp.	41,702	1,226,456
Century Casinos, Inc.†	14,101	114,218

		1,340,674

Casino Services — 0.3%
Eldorado Resorts, Inc.†#	34,090	1,824,156
Everi Holdings, Inc.†	35,555	478,926
Scientific Games Corp.†	28,864	789,719

		3,092,801

Cellular Telecom — 0.0%
ATN International, Inc.	5,726	321,515

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	14,438	292,081
Codexis, Inc.†#	27,354	425,081
Innophos Holdings, Inc.	10,147	323,689
Innospec, Inc.	12,578	1,237,675
Koppers Holdings, Inc.†	9,737	360,756
Orion Engineered Carbons SA	31,184	566,925
Quaker Chemical Corp.	6,790	1,013,272

		4,219,479

184

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	25,252	$98,988

Chemicals - Other — 0.0%
American Vanguard Corp.	14,926	240,309

Chemicals - Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	15,061	4,492
PolyOne Corp.	39,710	1,252,056

		1,256,548

Chemicals - Specialty — 1.2%
Amyris, Inc.†	19,275	77,486
Balchem Corp.	16,662	1,660,035
Ferro Corp.†	42,233	609,000
GCP Applied Technologies, Inc.†	27,991	626,159
H.B. Fuller Co.	26,354	1,314,538
Hawkins, Inc.	5,045	208,459
Ingevity Corp.†	21,758	1,964,965
Kraton Corp.†	16,197	364,918
Materion Corp.	10,504	618,265
Minerals Technologies, Inc.	18,229	984,366
Oil-Dri Corp. of America	2,682	97,330
OMNOVA Solutions, Inc.†	22,670	229,420
PQ Group Holdings, Inc.†	19,600	310,856
Rogers Corp.†	9,575	1,244,941
Sensient Technologies Corp.	21,924	1,387,570
Stepan Co.	10,592	1,026,365
Tronox Holdings PLC, Class A	47,233	546,958
Valhi, Inc.	14,984	29,069

		13,300,700

Circuit Boards — 0.1%
TTM Technologies, Inc.†	51,254	687,316

Coal — 0.2%
Advanced Emissions Solutions, Inc.#	8,515	86,597
Arch Coal, Inc., Class A#	8,434	625,044
CONSOL Energy, Inc.†	14,053	179,316
Hallador Energy Co.	10,518	31,449
NACCO Industries, Inc., Class A	1,908	89,867
Peabody Energy Corp.	35,459	343,243
Ramaco Resources, Inc.†	4,233	14,477
SunCoke Energy, Inc.	39,689	203,208
Warrior Met Coal, Inc.	26,749	549,157

		2,122,358

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	11,721	161,398

Coffee — 0.0%
Farmer Brothers Co.†	5,478	83,101
Youngevity International, Inc.†#	4,458	19,660

		102,761

Commercial Services — 0.7%
Acacia Research Corp.†	25,137	74,657
Care.com, Inc.†	11,164	139,885
Collectors Universe, Inc.	4,144	108,863
Emerald Expositions Events, Inc.	12,789	128,018
Forrester Research, Inc.	5,508	219,934
Harsco Corp.†	41,169	916,010
Healthcare Services Group, Inc.#	38,486	967,923
HMS Holdings Corp.†	44,914	1,356,403
LiveRamp Holdings, Inc.†	34,686	1,737,422
Medifast, Inc.#	5,874	516,383
National Research Corp.	6,224	401,510
SP Plus Corp.†	11,802	517,518

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
Team, Inc.†#	15,412	$249,212
WW International, Inc.†	24,182	1,046,839

		8,380,577

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	19,324	815,859
Cass Information Systems, Inc.	7,287	411,497
CBIZ, Inc.†	26,549	713,106
EVERTEC, Inc.	31,383	1,017,437
Evo Payments, Inc., Class A†	18,351	515,113
Green Dot Corp., Class A†	25,032	594,760
International Money Express, Inc.†	7,035	95,606
PRGX Global, Inc.†	10,783	48,524
Priority Technology Holdings, Inc.†	3,391	11,563

		4,223,465

Communications Software — 0.1%
Avaya Holdings Corp.†	57,390	732,870
Pareteum Corp.†#	55,578	24,232

		757,102

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	20,319	673,981

Computer Data Security — 0.5%
ForeScout Technologies, Inc.†#	21,459	768,876
OneSpan, Inc.†	16,949	316,099
Qualys, Inc.†	17,597	1,539,913
Rapid7, Inc.†	25,222	1,414,198
SecureWorks Corp., Class A†#	4,341	49,227
Tenable Holdings, Inc.†	19,156	520,085
Varonis Systems, Inc.†	15,343	1,198,442

		5,806,840

Computer Services — 1.2%
Carbonite, Inc.†#	17,133	394,059
Conduent, Inc.†	89,552	606,267
ExlService Holdings, Inc.†	17,348	1,211,064
Insight Enterprises, Inc.†	18,339	1,202,855
MAXIMUS, Inc.	32,917	2,457,254
Parsons Corp.†	9,943	398,018
Perspecta, Inc.	73,180	2,018,304
Presidio, Inc.	23,863	393,978
Rimini Street, Inc.†	10,399	41,284
Science Applications International Corp.	30,719	2,621,867
StarTek, Inc.†	8,587	68,181
Sykes Enterprises, Inc.†	19,784	695,210
TTEC Holdings, Inc.	7,410	340,341
Unisys Corp.†	26,358	299,954
Virtusa Corp.†	15,047	672,451

		13,421,087

Computer Software — 1.0%
Avid Technology, Inc.†	14,662	115,390
Bandwidth, Inc., Class A†#	8,317	465,170
Box, Inc., Class A†	74,149	1,352,478
Cision, Ltd.†	47,379	470,947
Cloudera, Inc.†#	122,155	1,206,891
Cornerstone OnDemand, Inc.†	29,480	1,818,032
Envestnet, Inc.†	24,724	1,760,596
j2 Global, Inc.#	24,133	2,341,384
Simulations Plus, Inc.	6,181	206,569
TiVo Corp.	63,455	495,583
Yext, Inc.†#	48,095	830,120
Zuora, Inc., Class A†	44,964	716,726

		11,779,886

185

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers — 0.0%
Inspired Entertainment, Inc.†	4,577	$31,993

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	10,706	271,183
Cubic Corp.	16,179	963,459
Diebold Nixdorf, Inc.†#	39,737	288,888
MTS Systems Corp.	9,293	422,088
NetScout Systems, Inc.†	37,673	949,360
PAR Technology Corp.†#	5,984	180,059

		3,075,037

Computers - Other — 0.4%
3D Systems Corp.†	59,515	505,283
Lumentum Holdings, Inc.†	39,585	2,915,831
PlayAGS, Inc.†	13,766	158,171
Stratasys, Ltd.†	26,605	490,596

		4,069,881

Computers - Periphery Equipment — 0.0%
Mitek Systems, Inc.†	19,088	136,097

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†#	16,113	349,652

Consulting Services — 0.5%
CRA International, Inc.	3,969	203,491
Franklin Covey Co.†	5,041	186,063
FTI Consulting, Inc.†	19,272	2,100,455
GP Strategies Corp.†	6,614	83,998
Hackett Group, Inc.	12,651	193,940
Huron Consulting Group, Inc.†	11,603	777,981
ICF International, Inc.	9,391	842,654
Information Services Group, Inc.†	18,459	45,409
Kelly Services, Inc., Class A	17,138	375,494
R1 RCM, Inc.†	53,705	692,257
Vectrus, Inc.†	5,842	297,592

		5,799,334

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co.†#	5,419	142,953
Central Garden & Pet Co., Class A†	21,739	543,692
Helen of Troy, Ltd.†	12,995	2,097,653
Quanex Building Products Corp.	17,073	332,241
WD-40 Co.#	7,111	1,373,205

		4,489,744

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	13,385	577,563
Greif, Inc., Class B	3,119	168,956

		746,519

Containers - Paper/Plastic — 0.1%
Matthews International Corp., Class A	15,954	611,836
UFP Technologies, Inc.†	3,496	162,040

		773,876

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	13,576	224,954
Edgewell Personal Care Co.†	27,974	871,670
Inter Parfums, Inc.	9,108	642,023
Revlon, Inc., Class A†#	3,572	88,621

		1,827,268

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	11,877	184,094

Data Processing/Management — 0.3%
Bottomline Technologies, Inc.†	22,173	1,097,342

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
CommVault Systems, Inc.†	20,897	$1,057,806
CSG Systems International, Inc.	17,021	973,431

		3,128,579

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	43,260	841,840

Diagnostic Equipment — 0.4%
Accelerate Diagnostics, Inc.†#	14,112	210,833
BioTelemetry, Inc.†	17,171	795,189
GenMark Diagnostics, Inc.†	28,172	157,200
OPKO Health, Inc.†#	184,520	293,387
Quanterix Corp.†#	6,724	170,319
Repligen Corp.†	26,772	2,376,015

		4,002,943

Diagnostic Kits — 0.2%
Celcuity, Inc.†	3,044	32,571
Meridian Bioscience, Inc.	21,791	199,388
OraSure Technologies, Inc.†	31,824	257,774
Quidel Corp.†	18,319	1,257,050

		1,746,783

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	9,491	89,785

Direct Marketing — 0.0%
Quotient Technology, Inc.†	38,821	404,903

Disposable Medical Products — 0.2%
BioLife Solutions, Inc.†#	3,490	58,458
CONMED Corp.	14,097	1,596,767
Merit Medical Systems, Inc.†	27,724	776,272
Utah Medical Products, Inc.	1,801	192,383

		2,623,880

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	15,772	1,353,868
BlueLinx Holdings, Inc.†#	4,627	47,519
Core-Mark Holding Co., Inc.	23,442	631,762
EVI Industries, Inc.#	2,351	71,870
Fossil Group, Inc.†#	24,211	181,340
G-III Apparel Group, Ltd.†	23,399	692,610
H&E Equipment Services, Inc.	16,524	545,292
ScanSource, Inc.†	13,366	473,424
SiteOne Landscape Supply, Inc.†#	21,147	1,877,008
Systemax, Inc.	6,399	148,201
Titan Machinery, Inc.†	9,800	132,006
Triton International, Ltd.	28,629	1,084,467
Veritiv Corp.†	6,705	122,970
Wesco Aircraft Holdings, Inc.†	27,555	302,003

		7,664,340

Diversified Manufacturing Operations — 0.4%
Actuant Corp., Class A	28,867	708,973
Chase Corp.	3,786	445,423
EnPro Industries, Inc.	10,646	706,788
Fabrinet†	18,866	1,141,204
Federal Signal Corp.	30,919	1,018,472
LSB Industries, Inc.†#	11,635	46,075
Lydall, Inc.†	8,823	164,284
NL Industries, Inc.†	4,328	18,351
Standex International Corp.	6,495	501,284

		4,750,854

Diversified Minerals — 0.1%
Covia Holdings Corp.†#	21,524	32,071

186

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Minerals (continued)
Livent Corp.†	75,895	$591,981
United States Lime & Minerals, Inc.	1,038	106,779

		730,831

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	10,383	653,091

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	83,681	395,811
Assertio Therapeutics, Inc.†	33,367	25,359
BioDelivery Sciences International, Inc.†	43,215	294,726
Heron Therapeutics, Inc.†#	38,186	976,034
Revance Therapeutics, Inc.†#	22,784	407,834
Senseonics Holdings, Inc.†#	63,360	65,895

		2,165,659

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	12,835	172,887
Lands’ End, Inc.†#	5,496	64,743
Overstock.com, Inc.†	13,911	105,585
RealReal, Inc.†	9,043	155,540
Stitch Fix, Inc., Class A†#	21,699	511,662

		1,010,417

E-Commerce/Services — 0.5%
Cargurus, Inc.†	38,409	1,539,817
Cars.com, Inc.†	34,710	461,296
ChannelAdvisor Corp.†	13,813	131,085
Eventbrite, Inc., Class A†	18,905	406,646
EverQuote, Inc., Class A†	4,549	160,170
Groupon, Inc.†#	233,763	677,913
Leaf Group, Ltd.†	8,943	33,089
Shutterstock, Inc.†	9,878	410,727
Stamps.com, Inc.†	8,668	756,283
Travelzoo†	2,720	28,098
TrueCar, Inc.†#	53,588	281,337
Upwork, Inc.†#	29,381	342,289

		5,228,750

E-Marketing/Info — 0.1%
Cardlytics, Inc.†#	7,120	399,076
comScore, Inc.†#	25,334	103,616
Gannett Co, Inc.#	60,747	386,351
Liquidity Services, Inc.†	14,172	99,062
QuinStreet, Inc.†	23,439	368,930
Rubicon Project, Inc.†	25,379	205,062

		1,562,097

E-Services/Consulting — 0.1%
Perficient, Inc.†	16,700	706,076

Educational Software — 0.1%
Instructure, Inc.†#	17,652	939,792

Electric Products - Misc. — 0.2%
Graham Corp.	4,965	105,456
nLight, Inc.†	17,099	340,783
Novanta, Inc.†	17,426	1,623,755

		2,069,994

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	7,442	60,206
Spark Energy, Inc., Class A#	6,124	67,548
Unitil Corp.	7,554	461,096

		588,850

Security Description	Shares	Value (Note 2)

Electric - Generation — 0.2%
Atlantic Power Corp.†	55,308	$130,527
Ormat Technologies, Inc.	20,536	1,578,191

		1,708,718

Electric - Integrated — 1.5%
ALLETE, Inc.	26,831	2,149,431
Ameresco, Inc., Class A†	11,364	185,801
Avista Corp.	33,961	1,605,676
Black Hills Corp.	31,605	2,419,995
El Paso Electric Co.	21,008	1,424,762
MGE Energy, Inc.	18,061	1,400,089
NorthWestern Corp.	26,214	1,876,136
Otter Tail Corp.	20,404	1,003,061
PNM Resources, Inc.	41,146	1,993,524
Portland General Electric Co.	46,466	2,579,328

		16,637,803

Electronic Components - Misc. — 0.9%
Advanced Energy Industries, Inc.†	19,698	1,264,809
Applied Optoelectronics, Inc.†#	9,834	105,224
Atkore International Group, Inc.†	24,220	1,010,458
Bel Fuse, Inc., Class B	5,107	84,623
Benchmark Electronics, Inc.	19,471	671,165
Comtech Telecommunications Corp.	12,154	459,300
IntriCon Corp.†#	4,246	79,910
Kimball Electronics, Inc.†	12,696	222,688
Knowles Corp.†	42,094	921,859
NVE Corp.	2,469	157,004
OSI Systems, Inc.†	8,615	857,106
Plexus Corp.†	14,957	1,135,236
Sanmina Corp.†	35,027	1,114,209
SMART Global Holdings, Inc.†	6,769	208,485
Transcat, Inc.†	3,575	117,224
Vishay Intertechnology, Inc.	68,657	1,365,588
Vishay Precision Group, Inc.†	5,396	185,676
ZAGG, Inc.†#	14,514	111,467

		10,072,031

Electronic Components - Semiconductors — 1.3%
Adesto Technologies Corp.†#	14,005	100,836
Alpha & Omega Semiconductor, Ltd.†	10,359	123,169
Ambarella, Inc.†	16,341	894,506
Amkor Technology, Inc.†	50,823	614,450
AVX Corp.	24,356	495,645
AXT, Inc.†	19,927	62,969
CEVA, Inc.†	11,236	291,237
CTS Corp.	16,816	460,422
Diodes, Inc.†	21,247	980,337
DSP Group, Inc.†	11,271	159,710
GSI Technology, Inc.†	8,214	60,127
Impinj, Inc.†	7,644	241,245
Inphi Corp.†	23,262	1,619,733
Lattice Semiconductor Corp.†	64,527	1,218,915
MACOM Technology Solutions Holdings, Inc.†	23,775	586,529
Photronics, Inc.†	33,745	396,841
Rambus, Inc.†	57,148	745,781
Semtech Corp.†	34,103	1,652,631
Silicon Laboratories, Inc.†	22,246	2,356,519
Synaptics, Inc.†#	17,407	994,984
Xperi Corp.	25,485	504,348

		14,560,934

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	14,800	917,600
FARO Technologies, Inc.†	8,915	434,339

187

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Fitbit, Inc., Class A†	116,303	$809,469
Itron, Inc.†	17,746	1,421,099
Mesa Laboratories, Inc.#	1,986	464,962
Stoneridge, Inc.†	13,691	412,647

		4,460,116

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	18,833	2,728,713

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	19,013	829,347
Napco Security Technologies, Inc.†	5,985	187,031
Wrap Technologies, Inc.†#	4,235	19,354

		1,035,732

Electronics - Military — 0.2%
Mercury Systems, Inc.†	28,074	2,056,420

Energy - Alternate Sources — 0.5%
Clean Energy Fuels Corp.†	69,511	135,546
Enphase Energy, Inc.†#	47,522	1,039,306
FutureFuel Corp.	13,360	149,899
Green Plains, Inc.#	18,855	287,539
Pattern Energy Group, Inc., Class A	45,704	1,257,774
Plug Power, Inc.†#	122,141	476,350
Renewable Energy Group, Inc.†#	19,044	324,891
REX American Resources Corp.†	2,901	266,457
Sunnova Energy International, Inc.†#	6,942	71,364
SunPower Corp.†#	32,548	243,785
Sunrun, Inc.†#	58,471	811,577
TerraForm Power, Inc., Class A	37,820	586,588
TPI Composites, Inc.†#	14,944	269,739
Vivint Solar, Inc.†#	22,563	165,838

		6,086,653

Engineering/R&D Services — 0.4%
Argan, Inc.	7,617	279,087
Exponent, Inc.	26,775	1,701,551
Iteris, Inc.†	20,771	107,386
KBR, Inc.	73,285	2,181,694
Mistras Group, Inc.†	9,313	123,304
VSE Corp.	4,511	184,004

		4,577,026

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	21,090	112,832

Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	59,594	2,234,775
American Software, Inc., Class A	14,920	235,885
Appian Corp.†#	16,136	695,139
Benefitfocus, Inc.†#	15,331	367,637
Blackbaud, Inc.	25,285	2,095,621
Blackline, Inc.†	22,133	1,191,198
Daily Journal Corp.†#	587	166,767
Domo, Inc., Class B†	9,057	170,272
Donnelley Financial Solutions, Inc.†	16,132	161,965
eGain Corp.†	10,544	80,451
Everbridge, Inc.†	17,203	1,512,832
Evolent Health, Inc., Class A†	38,325	276,323
Exela Technologies, Inc.†#	23,198	7,514
Intelligent Systems Corp.†#	3,528	153,609
LivePerson, Inc.†#	31,808	1,262,459
Majesco†	3,925	35,168
ManTech International Corp., Class A	13,858	1,075,104
MicroStrategy, Inc., Class A†	4,281	643,563
MobileIron, Inc.†	49,484	239,008

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
Omnicell, Inc.†	21,439	$1,714,906
Phunware, Inc.†#	16,579	21,221
Progress Software Corp.	23,010	966,650
PROS Holdings, Inc.†	17,025	1,060,487
QAD, Inc., Class A	5,705	291,582
SailPoint Technologies Holding, Inc.†	44,369	1,110,556
SPS Commerce, Inc.†	18,102	1,019,686
SVMK, Inc.†	44,408	758,044
Verint Systems, Inc.†	33,859	1,645,886
Workiva, Inc.†	19,013	824,594

		22,018,902

Entertainment Software — 0.0%
Glu Mobile, Inc.†	59,929	331,407

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	28,242	2,493,486

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	13,220	1,164,285

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	32,770	961,799
Marlin Business Services Corp.	4,536	97,252
MMA Capital Holdings, Inc.†	2,540	81,204
NewStar Financial, Inc. CVR†(1)	17,919	9,676
On Deck Capital, Inc.†	34,398	141,376

		1,291,307

Finance - Consumer Loans — 0.3%
Curo Group Holdings Corp.†#	8,775	119,428
Elevate Credit, Inc.†	11,617	48,210
Encore Capital Group, Inc.†#	15,988	583,082
Enova International, Inc.†	17,051	392,684
LendingClub Corp.†	34,044	470,148
Nelnet, Inc., Class A	9,262	583,506
Ocwen Financial Corp.†	69,685	108,709
PRA Group, Inc.†	23,291	853,382
Regional Management Corp.†	4,614	149,955
World Acceptance Corp.†	3,237	307,483

		3,616,587

Finance - Credit Card — 0.0%
I3 Verticals, Inc., Class A†	7,491	204,654
Paysign, Inc.†#	15,407	158,076

		362,730

Finance - Investment Banker/Broker — 0.4%
Cowen, Inc., Class A†	14,890	228,115
Diamond Hill Investment Group, Inc.	1,649	225,171
GAIN Capital Holdings, Inc.#	10,002	41,508
Greenhill & Co., Inc.	8,424	143,292
Houlihan Lokey, Inc.	21,341	1,017,325
INTL. FCStone, Inc.†	8,251	330,040
Ladenburg Thalmann Financial Services, Inc.	61,464	214,509
Moelis & Co., Class A	24,571	809,860
Oppenheimer Holdings, Inc., Class A	4,939	140,811
Piper Jaffray Cos.	7,121	575,947
PJT Partners, Inc., Class A	11,701	498,697
Siebert Financial Corp.†	3,925	41,762

		4,267,037

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	27,110	867,249

Finance - Mortgage Loan/Banker — 0.1%
CBTX, Inc.	9,313	274,920
Federal Agricultural Mtg. Corp., Class C	4,667	387,594

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker (continued)
Mr. Cooper Group, Inc.†	39,382	$529,294
PennyMac Financial Services, Inc.	12,925	443,457

		1,635,265

Finance - Other Services — 0.1%
Deluxe Corp.	22,266	1,137,347

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	41,217	384,554
NMI Holdings, Inc., Class A†	33,705	1,131,477
Radian Group, Inc.	105,846	2,735,061

		4,251,092

Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†	27,991	244,641
Axon Enterprise, Inc.†	30,186	2,227,727
Sturm Ruger & Co., Inc.#	8,653	394,144

		2,866,512

Food - Baking — 0.1%
Hostess Brands, Inc.†	61,835	831,681

Food - Canned — 0.0%
Landec Corp.†	12,647	144,935
Seneca Foods Corp., Class A†	3,465	135,481

		280,416

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	8,515	292,490

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,516	113,018

Food - Misc./Diversified — 0.5%
B&G Foods, Inc.#	33,493	554,644
Bridgford Foods Corp.†	896	23,995
Cal-Maine Foods, Inc.	16,302	709,626
J&J Snack Foods Corp.	7,824	1,447,440
John B. Sanfilippo & Son, Inc.	4,464	436,311
Lancaster Colony Corp.	9,782	1,545,850
Simply Good Foods Co.†	42,698	1,179,746

		5,897,612

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	7,321	325,345
Village Super Market, Inc., Class A	4,270	120,756
Weis Markets, Inc.	4,937	196,641

		642,742

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,386	747,947
Chefs’ Warehouse, Inc.†	12,640	449,478
Fresh Del Monte Produce, Inc.	16,065	525,326
HF Foods Group, Inc.†	3,892	105,084
Performance Food Group Co.†#	53,266	2,506,698
SpartanNash Co.	18,552	262,696
United Natural Foods, Inc.†	27,271	248,712

		4,845,941

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	32,113	1,120,744
Rocky Brands, Inc.	3,587	100,006
Steven Madden, Ltd.	43,465	1,845,958
Weyco Group, Inc.	3,177	77,995
Wolverine World Wide, Inc.	43,430	1,394,103

		4,538,806

Security Description	Shares	Value (Note 2)

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	8,499	$204,401

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	8,849	160,344
Monarch Casino & Resort, Inc.†	5,866	267,489
Red Rock Resorts, Inc., Class A	36,127	845,372
Twin River Worldwide Holdings, Inc.#	10,180	247,374

		1,520,579

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,268	753,545
New Jersey Resources Corp.	45,952	1,954,798
Northwest Natural Holding Co.	15,656	1,076,663
ONE Gas, Inc.	27,040	2,403,045
RGC Resources, Inc.	3,891	114,318
South Jersey Industries, Inc.#	47,938	1,497,583
Southwest Gas Holdings, Inc.	28,106	2,129,310
Spire, Inc.	25,730	1,992,017

		11,921,279

Gold Mining — 0.1%
Gold Resource Corp.	31,409	140,084
Novagold Resources, Inc.†#	119,763	833,551

		973,635

Golf — 0.1%
Acushnet Holdings Corp.	18,207	547,485
Callaway Golf Co.	48,367	1,005,066
Drive Shack, Inc.†	31,270	120,077

		1,672,628

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,773	240,419
US Ecology, Inc.	12,476	686,055

		926,474

Health Care Cost Containment — 0.2%
CorVel Corp.†	4,665	384,909
HealthEquity, Inc.†#	35,836	2,253,726

		2,638,635

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	29,007	2,002,353

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	12,420	222,070
Flexsteel Industries, Inc.	3,866	71,057
Hooker Furniture Corp.	6,015	143,217
Purple Innovation, Inc.†	1,934	15,472
Sleep Number Corp.†	14,907	719,561

		1,171,377

Hotels/Motels — 0.1%
BBX Capital Corp.	33,888	155,207
Bluegreen Vacations Corp.#	3,705	36,568
Marcus Corp.	11,575	364,149
Red Lion Hotels Corp.†	12,471	43,524
St. Joe Co.†#	17,506	332,614
Target Hospitality Corp.†#	17,087	80,822

		1,012,884

Housewares — 0.0%
Lifetime Brands, Inc.	6,138	40,020
Tupperware Brands Corp.	25,249	213,354

		253,374

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 0.8%
AMN Healthcare Services, Inc.†	23,826	$1,416,932
ASGN, Inc.†	26,444	1,772,013
Barrett Business Services, Inc.	3,710	327,816
BG Staffing, Inc.	5,137	110,959
Cross Country Healthcare, Inc.†	18,489	223,162
Heidrick & Struggles International, Inc.	9,739	302,104
Insperity, Inc.	20,056	1,559,755
Kforce, Inc.	11,162	441,122
Korn Ferry	29,196	1,146,819
Resources Connection, Inc.	15,822	244,450
TriNet Group, Inc.†	23,125	1,266,094
TrueBlue, Inc.†	20,627	480,815
Willdan Group, Inc.†#	5,198	148,195

		9,440,236

Identification Systems — 0.1%
Brady Corp., Class A	24,728	1,409,496
Digimarc Corp.†#	6,065	196,385

		1,605,881

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	18,037	342,342
Clearway Energy, Inc., Class C	38,161	756,733

		1,099,075

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†#	12,994	99,144
GoPro, Inc., Class A†#	65,153	263,218

		362,362

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,284	117,501
Ichor Holdings, Ltd.†	11,387	359,260

		476,761

Instruments - Controls — 0.1%
Allied Motion Technologies, Inc.	3,659	163,923
Watts Water Technologies, Inc., Class A	14,284	1,384,977

		1,548,900

Instruments - Scientific — 0.0%
Fluidigm Corp.†	35,772	90,145

Insurance Brokers — 0.1%
Crawford & Co., Class A	8,559	93,807
eHealth, Inc.†#	11,563	1,066,802
Goosehead Insurance, Inc., Class A#	5,914	239,635

		1,400,244

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.	46,651	1,386,468
CNO Financial Group, Inc.	80,796	1,464,023
FBL Financial Group, Inc., Class A	5,010	288,426
FGL Holdings	75,449	688,849
GWG Holdings, Inc.†#	941	9,786
Health Insurance Innovations, Inc., Class A†#	5,048	90,713
Independence Holding Co.	2,570	108,608
National Western Life Group, Inc., Class A	1,181	297,884
Tiptree, Inc.	12,868	100,242
Trupanion, Inc.†#	14,711	501,351

		4,936,350

Insurance - Multi-line — 0.2%
Citizens, Inc.†#	25,596	174,565
Genworth Financial, Inc., Class A†	261,927	1,037,231
Horace Mann Educators Corp.	21,401	929,017

Security Description	Shares	Value (Note 2)

Insurance - Multi-line (continued)
United Fire Group, Inc.	10,959	$481,539

		2,622,352

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	23,384	486,855
AMERISAFE, Inc.	9,888	668,429
Donegal Group, Inc., Class A	5,343	78,168
Employers Holdings, Inc.	16,335	701,915
Enstar Group, Ltd.†	5,949	1,214,845
FedNat Holding Co.	5,974	89,072
Hallmark Financial Services, Inc.†	6,759	128,894
HCI Group, Inc.#	3,235	149,780
Heritage Insurance Holdings, Inc.	13,785	188,717
Investors Title Co.	721	115,540
James River Group Holdings, Ltd.	15,322	606,138
Kinsale Capital Group, Inc.	10,572	1,070,521
National General Holdings Corp.	35,071	746,662
NI Holdings, Inc.†	4,937	82,645
Palomar Holdings, Inc.†	3,045	166,166
ProAssurance Corp.	27,580	1,037,008
ProSight Global, Inc.†	4,716	80,974
Protective Insurance Corp., Class B	4,741	79,981
RLI Corp.	20,671	1,888,709
Safety Insurance Group, Inc.	7,642	746,241
Selective Insurance Group, Inc.	30,289	2,005,737
State Auto Financial Corp.	8,906	291,939
Stewart Information Services Corp.	12,135	519,014
United Insurance Holdings Corp.	10,668	135,377
Universal Insurance Holdings, Inc.	15,821	460,391
Watford Holdings, Ltd.†	10,473	283,295

		14,023,013

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	16,897	1,111,485
Essent Group, Ltd.	49,851	2,724,357
Global Indemnity, Ltd.	4,303	123,797
Greenlight Capital Re, Ltd., Class A†#	15,091	157,550
Third Point Reinsurance, Ltd.†	38,244	365,230

		4,482,419

Internet Application Software — 0.0%
Tucows, Inc., Class A†#	4,884	277,167
VirnetX Holding Corp.†#	31,744	112,056

		389,223

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	22,486	258,814
Cogent Communications Holdings, Inc.	21,735	1,362,350

		1,621,164

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	58,602	250,231

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	26,461	89,174
HealthStream, Inc.†	13,479	392,643
LiveXLive Media, Inc.†#	16,898	32,444
OptimizeRx Corp.†#	7,139	76,387
TechTarget, Inc.†	11,745	311,478
Yelp, Inc.†	35,891	1,244,700

		2,146,826

Internet Security — 0.0%
Zix Corp.†	27,657	208,534

Internet Telephone — 0.1%
8x8, Inc.†#	48,507	995,364

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies — 0.1%
Altus Midstream Co., Class A†#	26,065	$50,306
Ellington Financial, Inc.	15,846	286,971
Medallion Financial Corp.†	10,676	68,006
PDL Community Bancorp†	4,387	64,050
Rafael Holdings, Inc., Class B†	5,454	92,282

		561,615

Investment Management/Advisor Services — 1.1%
Altisource Portfolio Solutions SA†#	2,981	53,718
Ares Management Corp., Class A	34,656	1,146,767
Artisan Partners Asset Management, Inc., Class A	25,894	768,275
Assetmark Financial Holdings, Inc.†	7,128	178,414
Associated Capital Group, Inc., Class A#	995	35,920
B. Riley Financial, Inc.	10,616	310,093
Blucora, Inc.†	24,885	585,793
Boston Private Financial Holdings, Inc.	42,917	503,846
Brightsphere Investment Group, Inc.	35,842	345,158
Cohen & Steers, Inc.	11,787	791,261
Columbia Financial, Inc.†	27,380	456,151
Federated Investors, Inc., Class B	49,898	1,672,581
Focus Financial Partners, Inc. Class A†	15,679	440,737
GAMCO Investors, Inc., Class A	2,744	49,337
Hamilton Lane, Inc., Class A	11,277	654,066
Pzena Investment Management, Inc., Class A	9,138	81,237
Sculptor Capital Management, Inc.	8,716	168,916
Silvercrest Asset Management Group, Inc., Class A	4,478	57,990
Stifel Financial Corp.	35,001	2,188,263
Virtus Investment Partners, Inc.	3,443	405,585
Waddell & Reed Financial, Inc., Class A#	37,332	602,912
Westwood Holdings Group, Inc.	4,226	130,414
WisdomTree Investments, Inc.#	68,968	335,184

		11,962,618

Lasers - System/Components — 0.1%
II-VI, Inc.†	46,260	1,350,329

Leisure Products — 0.0%
Escalade, Inc.	5,539	62,868
Johnson Outdoors, Inc., Class A	2,552	164,859

		227,727

Linen Supply & Related Items — 0.1%
UniFirst Corp.	7,834	1,615,762

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	42,498	1,480,206
Luxfer Holdings PLC	13,522	236,229

		1,716,435

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	11,558	432,963
Hyster-Yale Materials Handling, Inc.	5,235	310,069
Terex Corp.	32,793	920,499

		1,663,531

Machinery - Electrical — 0.2%
Bloom Energy Corp. Class A†#	28,521	185,957
Franklin Electric Co., Inc.	23,918	1,326,731
SPX Corp.†	22,606	1,080,115

		2,592,803

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,044	579,051
Lindsay Corp.#	5,588	504,150

		1,083,201

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.7%
Albany International Corp., Class A	15,849	$1,326,244
Altra Industrial Motion Corp.	33,293	1,094,341
Applied Industrial Technologies, Inc.	19,845	1,267,103
Chart Industries, Inc.†	18,638	1,028,818
DXP Enterprises, Inc.†	8,415	324,230
Gencor Industries, Inc.†	4,700	58,985
Kadant, Inc.	5,686	553,816
Manitowoc Co, Inc.†	18,155	290,480
Tennant Co.	9,310	693,223
Twin Disc, Inc.†	5,339	54,351
Welbilt, Inc.†	67,199	1,121,551

		7,813,142

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,924	489,838

Machinery - Pumps — 0.3%
Cactus, Inc., Class A	24,364	735,549
CSW Industrials, Inc.	7,692	567,901
Gorman-Rupp Co.	9,116	337,383
Mueller Water Products, Inc., Class A	81,220	916,162
NN, Inc.#	21,706	189,059
SPX FLOW, Inc.†	21,670	1,027,158

		3,773,212

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,191	120,560

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	19,742	412,608

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	85,825	925,193
Castlight Health, Inc., Class B†	52,740	73,309
Computer Programs & Systems, Inc.	6,572	174,749
Health Catalyst, Inc.†	4,202	166,945
Inovalon Holdings, Inc., Class A†#	36,822	662,796
NextGen Healthcare, Inc.†	28,295	521,194
Phreesia, Inc.†#	5,296	148,924
Tabula Rasa HealthCare, Inc.†#	10,093	450,249

		3,123,359

Medical Instruments — 0.5%
AngioDynamics, Inc.†	18,878	290,155
Apyx Medical Corp.†	17,229	137,487
LivaNova PLC†	25,125	2,104,470
Misonix, Inc.†	3,806	78,289
Natus Medical, Inc.†	17,456	558,418
NuVasive, Inc.†	26,871	1,941,161
Silk Road Medical, Inc.†	6,052	217,993
TransEnterix, Inc.†#	95,226	19,141

		5,347,114

Medical Labs & Testing Services — 0.7%
Avalon GloboCare Corp.†	11,214	17,382
Cellular Biomedicine Group, Inc.†#	6,260	113,056
Invitae Corp.†#	44,835	892,216
Medpace Holdings, Inc.†	14,283	1,095,078
Natera, Inc.†	28,951	1,056,422
Neuronetics, Inc.†#	6,782	29,298
Personalis, Inc.†#	4,608	41,011
SI-BONE, Inc.†#	8,320	148,013
Syneos Health, Inc.†	32,221	1,769,255
Teladoc Health, Inc.†#	36,960	3,095,030
Vapotherm, Inc.†#	7,584	83,879

		8,340,640

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Laser Systems — 0.0%
Cutera, Inc.†	7,155	$274,037

Medical Products — 2.4%
Accuray, Inc.†	44,949	138,443
Alphatec Holdings, Inc.†	19,752	139,252
AtriCure, Inc.†	19,199	571,170
Atrion Corp.	741	522,183
Avanos Medical, Inc.†	24,476	848,338
AxoGen, Inc.†#	17,550	304,142
Axonics Modulation Technologies, Inc.†#	7,992	194,925
BioSig Technologies, Inc.†#	8,106	55,040
Cardiovascular Systems, Inc.†	17,671	805,091
Castle Biosciences, Inc.†	1,911	51,463
Cerus Corp.†	71,748	311,386
Conformis, Inc.†	33,446	62,210
CryoLife, Inc.†	18,864	466,507
CytoSorbents Corp.†#	15,841	63,206
Glaukos Corp.†#	20,130	1,290,937
Globus Medical, Inc., Class A†	39,343	2,201,241
Haemonetics Corp.†	26,503	3,196,262
Hanger, Inc.†	18,745	491,119
Inogen, Inc.†	9,453	695,835
Inspire Medical Systems, Inc.†	6,893	489,127
Integer Holdings Corp.†	16,817	1,275,569
Intersect ENT, Inc.†	15,891	344,517
Invacare Corp.	17,400	151,902
iRadimed Corp.†	2,327	51,147
iRhythm Technologies, Inc.†#	12,804	923,040
LeMaitre Vascular, Inc.	8,372	297,792
Luminex Corp.	21,744	459,451
NanoString Technologies, Inc.†	17,295	465,581
Nevro Corp.†	15,476	1,729,907
Novocure, Ltd.†	44,949	4,143,399
Orthofix Medical, Inc.†	9,350	424,490
OrthoPediatrics Corp.†#	4,620	181,751
Pulse Biosciences, Inc.†	5,818	84,477
Rockwell Medical, Inc.†#	32,001	72,962
RTI Surgical Holdings, Inc.†	29,390	54,372
SeaSpine Holdings Corp.†	8,206	108,565
Shockwave Medical, Inc.†#	3,421	133,966
Sientra, Inc.†#	19,946	170,738
Soliton, Inc.†#	2,734	31,058
Surmodics, Inc.†	6,781	278,292
Tactile Systems Technology, Inc.†	9,396	603,317
Wright Medical Group NV†	65,292	1,943,743
Zynex, Inc.#	8,057	84,599

		26,912,512

Medical - Biomedical/Gene — 5.8%
Abeona Therapeutics, Inc.†#	16,654	56,124
ACADIA Pharmaceuticals, Inc.†#	54,513	2,468,894
Acceleron Pharma, Inc.†#	23,302	1,140,866
Acer Therapeutics, Inc.†#	2,597	9,038
Achillion Pharmaceuticals, Inc.†	70,500	437,805
Acorda Therapeutics, Inc.†	23,219	37,150
ADMA Biologics, Inc.†#	26,040	123,690
Aduro Biotech, Inc.†	33,891	40,330
Adverum Biotechnologies, Inc.†#	27,928	304,694
Affimed NV†#	31,158	80,388
Agenus, Inc.†#	55,370	232,000
AgeX Therapeutics, Inc.†#	11,005	15,627
Akero Therapeutics, Inc.†#	2,473	48,693
Albireo Pharma, Inc.†	5,630	127,351
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	11,669	93,119
Allakos, Inc.†#	10,076	957,220

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Allogene Therapeutics, Inc.†#	20,069	$565,544
AMAG Pharmaceuticals, Inc.†#	17,420	185,523
Amicus Therapeutics, Inc.†	132,387	1,387,416
AnaptysBio, Inc.†#	12,710	171,458
Anavex Life Sciences Corp.†#	22,211	53,306
ANI Pharmaceuticals, Inc.†	4,729	291,401
Apellis Pharmaceuticals, Inc.†	25,008	672,215
Applied Therapeutics, Inc.†#	1,044	18,322
Arcus Biosciences, Inc.†	16,797	138,911
Ardelyx, Inc.†	24,402	181,307
Arena Pharmaceuticals, Inc.†	25,850	1,224,773
ArQule, Inc.†#	58,046	556,661
Arrowhead Pharmaceuticals, Inc.†#	48,313	3,527,332
Assembly Biosciences, Inc.†	11,704	189,839
Atara Biotherapeutics, Inc.†#	26,639	378,540
Athersys, Inc.†#	67,527	89,136
Atreca, Inc., Class A†#	3,368	33,478
Audentes Therapeutics, Inc.†	23,282	675,876
Avid Bioservices, Inc.†	29,000	159,790
Avrobio, Inc.†#	10,662	171,018
Baudax Bio, Inc.†#	4,008	21,523
BioCryst Pharmaceuticals, Inc.†	56,975	162,379
Biohaven Pharmaceutical Holding Co., Ltd.†	20,237	1,159,985
Blueprint Medicines Corp.†#	25,267	2,072,905
Bridgebio Pharma, Inc.†#	11,690	339,010
Calithera Biosciences, Inc.†	24,412	120,107
Cara Therapeutics, Inc.†#	20,603	535,266
CASI Pharmaceuticals, Inc.†#	26,090	86,358
CEL-SCI Corp.†#	14,082	107,305
Cerecor, Inc.†#	11,101	41,851
ChemoCentryx, Inc.†	21,080	639,356
ChromaDex Corp.†#	20,408	74,285
Constellation Pharmaceuticals, Inc.†#	7,998	372,387
Cortexyme, Inc.†#	1,543	40,504
Crinetics Pharmaceuticals, Inc.†#	5,713	111,746
Cue Biopharma, Inc.†#	10,143	120,093
Cymabay Therapeutics, Inc.†	35,640	62,726
CytomX Therapeutics, Inc.†	23,297	145,839
Deciphera Pharmaceuticals, Inc.†	9,810	463,915
Denali Therapeutics, Inc.†#	24,808	441,334
Dicerna Pharmaceuticals, Inc.†	26,788	644,519
Dynavax Technologies Corp.†#	43,120	243,628
Editas Medicine, Inc.†#	25,678	777,530
Eidos Therapeutics, Inc.†	5,726	322,546
Eiger BioPharmaceuticals, Inc.†	12,128	159,483
ElectroCore, Inc.†	6,715	10,140
Emergent BioSolutions, Inc.†	23,609	1,295,190
Enochian Biosciences, Inc.†#	2,078	12,073
Enzo Biochem, Inc.†	22,832	60,505
Epizyme, Inc.†#	40,179	663,757
Esperion Therapeutics, Inc.†#	12,901	662,595
Evelo Biosciences, Inc.†#	7,112	32,075
Evolus, Inc.†	7,816	109,346
EyePoint Pharmaceuticals, Inc.†#	32,028	49,323
Fate Therapeutics, Inc.†	27,067	422,787
FibroGen, Inc.†	40,166	1,701,833
Five Prime Therapeutics, Inc.†	17,836	69,917
Forty Seven, Inc.†	11,503	145,398
Geron Corp.†#	90,409	129,285
GlycoMimetics, Inc.†#	17,497	102,882
Gossamer Bio, Inc.†#	22,188	565,794
Halozyme Therapeutics, Inc.†#	74,065	1,436,120
Homology Medicines, Inc.†#	12,828	205,248
ImmunoGen, Inc.†	75,039	270,891
Immunomedics, Inc.†#	90,559	1,700,698

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Innoviva, Inc.†	33,051	$445,527
Inovio Pharmaceuticals, Inc.†#	47,963	120,867
Insmed, Inc.†#	46,072	1,061,960
Intercept Pharmaceuticals, Inc.†#	13,018	1,410,761
Intrexon Corp.†#	37,128	206,803
Iovance Biotherapeutics, Inc.†	59,335	1,354,618
Kaleido Biosciences, Inc.†#	2,610	22,733
Karuna Therapeutics, Inc.†	2,369	170,284
Karyopharm Therapeutics, Inc.†#	30,401	532,626
Kezar Life Sciences, Inc.†#	8,048	21,005
Kindred Biosciences, Inc.†#	19,165	150,829
Kiniksa Pharmaceuticals, Ltd., Class A†	7,219	76,882
Krystal Biotech, Inc.†#	5,431	306,906
Lexicon Pharmaceuticals, Inc.†#	21,474	75,803
Ligand Pharmaceuticals, Inc.†#	9,587	1,083,331
Lineage Cell Therapeutics, Inc.†#	55,955	50,359
Liquidia Technologies, Inc.†	6,945	30,211
Livongo Health, Inc.†#	7,503	214,286
MacroGenics, Inc.†	24,661	233,540
Magenta Therapeutics, Inc.†#	9,940	131,606
Marker Therapeutics, Inc.†	14,021	46,830
Medicines Co.†#	39,099	3,292,136
MEI Pharma, Inc.†	35,260	69,110
MeiraGTx Holdings PLC†#	8,858	170,694
Menlo Therapeutics, Inc.†	8,014	31,735
Mersana Therapeutics, Inc.†	18,581	71,537
Mirati Therapeutics, Inc.†#	14,093	1,420,152
Molecular Templates, Inc.†	8,809	114,781
Mustang Bio, Inc.†	14,403	45,658
Myriad Genetics, Inc.†	36,294	934,208
NeoGenomics, Inc.†	49,330	1,273,207
Neon Therapeutics, Inc.†#	7,316	8,340
NextCure, Inc.†#	1,549	74,058
NGM Biopharmaceuticals, Inc.†#	3,536	58,273
Novavax, Inc.†#	12,375	60,019
Omeros Corp.†#	24,084	356,443
Oncocyte Corp.†	11,122	19,575
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	5,451	27,964
Osmotica Pharmaceuticals PLC†	4,133	27,629
Pacific Biosciences of California, Inc.†	73,645	378,535
Palatin Technologies, Inc.†#	104,708	86,384
PDL BioPharma, Inc.†	58,290	180,699
Pfenex, Inc.†	15,435	160,215
Pieris Pharmaceuticals, Inc.†	23,946	97,460
PolarityTE, Inc.†#	7,585	24,575
Precision BioSciences, Inc.†#	4,742	84,265
Prevail Therapeutics, Inc.†#	3,838	55,229
Prothena Corp. PLC†	20,800	266,656
PTC Therapeutics, Inc.†	29,631	1,391,472
Puma Biotechnology, Inc.†	15,916	151,043
Radius Health, Inc.†#	23,316	522,278
REGENXBIO, Inc.†	17,272	723,006
Replimune Group, Inc.†	6,002	83,428
resTORbio, Inc.†#	7,950	9,540
Retrophin, Inc.†	21,424	297,151
Rigel Pharmaceuticals, Inc.†	87,034	194,956
Rocket Pharmaceuticals, Inc.†#	15,386	270,640
Rubius Therapeutics, Inc.†#	18,079	139,208
Sangamo Therapeutics, Inc.†#	59,435	641,898
Savara, Inc.†#	17,950	22,617
Scholar Rock Holding Corp.†#	9,081	77,279
Solid Biosciences, Inc.†#	10,168	39,960
Sorrento Therapeutics, Inc.†#	64,734	189,023
Spark Therapeutics, Inc.†#	17,788	1,976,958

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Stemline Therapeutics, Inc.†#	23,190	$247,901
Stoke Therapeutics, Inc.†#	4,736	116,032
Strongbridge Biopharma PLC†	18,725	33,892
Syndax Pharmaceuticals, Inc.†	10,401	75,823
Synlogic, Inc.†	8,119	17,375
Synthorx, Inc.†#	4,950	88,605
TCR2 Therapeutics, Inc.†#	6,061	102,734
Theravance Biopharma, Inc.†#	22,879	497,847
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Tocagen, Inc.†#	10,977	7,190
Translate Bio, Inc.†#	15,198	152,740
TransMedics Group, Inc.†#	3,415	64,031
Twist Bioscience Corp.†#	11,238	267,802
Tyme Technologies, Inc.†#	30,540	34,510
Ultragenyx Pharmaceutical, Inc.†#	28,274	1,121,064
UNITY Biotechnology, Inc.†#	13,809	106,605
VBI Vaccines, Inc.†	43,414	38,999
Veracyte, Inc.†#	24,411	701,084
Vericel Corp.†#	22,751	424,534
Viking Therapeutics, Inc.†#	33,574	245,762
WaVe Life Sciences, Ltd.†#	11,651	386,231
X4 Pharmaceuticals, Inc.†	6,141	65,279
XBiotech, Inc.†#	9,816	112,786
Y-mAbs Therapeutics, Inc.†	10,529	355,354
Zeneca, Inc. CVR†(1)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	83,051	432,696

		65,358,304

Medical - Drugs — 2.3%
AcelRx Pharmaceuticals, Inc.†#	40,542	75,408
Aclaris Therapeutics, Inc.†#	15,942	26,145
Adamas Pharmaceuticals, Inc.†#	11,682	69,508
Aeglea BioTherapeutics, Inc.†	13,537	115,741
Aerie Pharmaceuticals, Inc.†#	21,841	414,761
Aimmune Therapeutics, Inc.†#	22,987	641,797
Akcea Therapeutics, Inc.†#	6,435	125,289
Akorn, Inc.†	48,318	176,361
Alector, Inc.†#	15,674	292,163
Amphastar Pharmaceuticals, Inc.†	18,565	362,203
Athenex, Inc.†#	35,329	550,426
Axcella Health, Inc.†	846	3,384
Beyondspring, Inc.†	6,205	77,252
BioSpecifics Technologies Corp.†	3,174	174,570
Bioxcel Therapeutics, Inc.†	3,119	19,400
Catalyst Pharmaceuticals, Inc.†	49,910	231,582
cbdMD, Inc.†#	5,325	17,306
Checkpoint Therapeutics, Inc.†	12,659	16,710
Chiasma, Inc.†#	17,724	94,823
Chimerix, Inc.†	24,803	54,567
Clovis Oncology, Inc.†#	26,050	388,927
Coherus Biosciences, Inc.†#	32,025	576,130
Collegium Pharmaceutical, Inc.†	16,629	361,348
Concert Pharmaceuticals, Inc.†	11,146	84,041
Corbus Pharmaceuticals Holdings, Inc.†#	30,712	144,346
Corcept Therapeutics, Inc.†	49,536	635,547
Corium International, Inc. CVR†#(1)	14,912	2,684
Cyclerion Therapeutics, Inc.†#	12,217	22,601
Cytokinetics, Inc.†#	28,805	278,544
Eagle Pharmaceuticals, Inc.†#	4,711	275,499
Eloxx Pharmaceuticals, Inc.†#	13,017	67,949
Enanta Pharmaceuticals, Inc.†	8,878	565,174
Fulcrum Therapeutics, Inc.†#	2,349	29,010
Galectin Therapeutics, Inc.†#	20,725	66,942
Global Blood Therapeutics, Inc.†#	29,973	1,993,205
Gritstone Oncology, Inc.†#	12,894	112,307

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Harpoon Therapeutics,, Inc †#	3,752	$70,162
Hookipa Pharma, Inc.†	1,081	10,929
Intellia Therapeutics, Inc.†#	20,003	346,652
Intra-Cellular Therapies, Inc.†#	23,040	223,718
Ironwood Pharmaceuticals, Inc.†	79,517	955,794
Jounce Therapeutics, Inc.†	8,371	45,287
Kadmon Holdings, Inc.†#	67,363	297,745
Kala Pharmaceuticals, Inc.†#	11,299	47,117
KalVista Pharmaceuticals, Inc.†#	6,039	87,445
Kura Oncology, Inc.†	17,756	283,031
Lannett Co., Inc.†#	16,359	144,286
Madrigal Pharmaceuticals, Inc.†#	4,043	447,520
Mallinckrodt PLC†#	43,479	163,916
Marinus Pharmaceuticals, Inc.†#	25,963	34,271
MediciNova, Inc.†#	21,299	151,649
Millendo Therapeutics, Inc.†#	4,859	36,977
Minerva Neurosciences, Inc.†	15,299	95,619
Mirum Pharmaceuticals, Inc.†	1,392	10,036
Morphic Holding, Inc.†#	2,558	40,621
MyoKardia, Inc.†#	22,988	1,497,668
Ocular Therapeutix, Inc.†#	21,452	85,594
Odonate Therapeutics, Inc.†	6,067	208,583
Optinose, Inc.†#	12,895	120,439
Pacira BioSciences, Inc.†	20,984	969,881
Paratek Pharmaceuticals, Inc.†#	16,561	48,524
PhaseBio Pharmaceuticals, Inc.†#	7,099	23,143
Prestige Consumer Healthcare, Inc.†#	26,093	985,533
Principia Biopharma, Inc.†	6,930	248,302
Progenics Pharmaceuticals, Inc.†	44,982	234,806
Protagonist Therapeutics, Inc.†	8,813	76,673
Ra Pharmaceuticals, Inc.†	18,006	841,420
Reata Pharmaceuticals, Inc., Class A†#	11,423	2,228,970
Rhythm Pharmaceuticals, Inc.†	11,887	266,863
Seres Therapeutics, Inc.†#	18,874	74,552
SIGA Technologies, Inc.†#	28,502	139,660
Spectrum Pharmaceuticals, Inc.†	57,686	518,020
Spero Therapeutics, Inc.†	5,643	67,490
Supernus Pharmaceuticals, Inc.†	25,514	596,517
Sutro Biopharma, Inc.†	5,629	62,369
Syros Pharmaceuticals, Inc.†	17,929	91,438
TG Therapeutics, Inc.†#	42,435	347,543
TherapeuticsMD, Inc.†#	101,921	255,822
Tricida, Inc.†#	11,295	451,348
Turning Point Therapeutics, Inc.†	3,436	193,172
UroGen Pharma, Ltd.†#	9,694	306,718
Vanda Pharmaceuticals, Inc.†	26,943	450,756
Verrica Pharmaceuticals, Inc.†#	6,670	100,517
Voyager Therapeutics, Inc.†#	12,490	170,364
Xeris Pharmaceuticals, Inc.†#	13,796	123,198
Zogenix, Inc.†#	22,070	1,054,505
Zynerba Pharmaceuticals, Inc.†#	11,841	74,954

		25,551,767

Medical - Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	48,478	182,277
Arvinas, Inc.†#	9,495	364,608
Endo International PLC†	116,327	590,941
Kodiak Sciences, Inc.†#	12,199	361,091
LogicBio Therapeutics, Inc.†#	4,249	34,162
Momenta Pharmaceuticals, Inc.†	50,979	856,447

		2,389,526

Medical - HMO — 0.1%
Magellan Health, Inc.†	11,355	882,624
Tivity Health, Inc.†#	24,561	556,307

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Triple-S Management Corp., Class B†	11,847	$226,870

		1,665,801

Medical - Hospitals — 0.3%
Community Health Systems, Inc.†#	44,579	142,653
Select Medical Holdings Corp.†	56,926	1,258,634
Surgery Partners, Inc.†	12,435	171,354
Tenet Healthcare Corp.†	53,227	1,713,909

		3,286,550

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	26,180	1,136,997
Genesis Healthcare, Inc.†#	43,336	72,805
National HealthCare Corp.	6,324	537,540

		1,747,342

Medical - Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	5,459	508,833
Amedisys, Inc.†	16,232	2,645,167
Joint Corp.†	6,756	129,377
LHC Group, Inc.†	15,577	2,077,972
Pennant Group, Inc.†	13,090	306,568
Providence Service Corp.†	6,034	360,170

		6,028,087

Medical - Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	30,238	155,726
Evofem Biosciences, Inc.†#	7,321	44,731
Owens & Minor, Inc.	31,895	211,145

		411,602

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	13,443	511,775
CIRCOR International, Inc.†	10,102	448,125
Helios Technologies, Inc.	15,158	678,775
Lawson Products, Inc.†	2,161	111,421
LB Foster Co., Class A†	5,178	98,071
Mayville Engineering Co., Inc.†	3,262	30,500
Mueller Industries, Inc.	28,702	900,956
Park-Ohio Holdings Corp.	4,505	142,493
RBC Bearings, Inc.†	12,551	2,081,960
Rexnord Corp.†	54,486	1,721,213
Tredegar Corp.	13,482	290,267

		7,015,556

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,772	79,979
Ryerson Holding Corp.†	8,372	89,246
Worthington Industries, Inc.	20,011	766,421

		935,646

Metal Products - Fasteners — 0.1%
Eastern Co.	2,797	76,862
TriMas Corp.†	23,525	728,804

		805,666

Metal - Aluminum — 0.1%
Century Aluminum Co.†	25,985	183,194
Kaiser Aluminum Corp.	8,276	906,884

		1,090,078

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.#	139,091	1,111,337

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Mining Services — 0.0%
Contura Energy, Inc.†	9,829	$65,559

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	37,788	1,194,852
John Bean Technologies Corp.	16,141	1,768,247

		2,963,099

Motion Pictures & Services — 0.1%
Eros International PLC†#	37,757	100,811
IMAX Corp.†	27,068	581,962

		682,773

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	21,742	416,577

Multimedia — 0.0%
E.W. Scripps Co., Class A	28,309	422,370
Entravision Communications Corp., Class A	31,401	89,179
Media General, Inc. CVR†#(1)	61,443	0

		511,549

Networking Products — 0.2%
A10 Networks, Inc.†	29,257	195,144
Calix, Inc.†	24,175	187,356
Extreme Networks, Inc.†	60,492	425,259
Infinera Corp.†	90,780	579,177
Inseego Corp.†#	23,293	147,911
NeoPhotonics Corp.†	20,017	164,139
NETGEAR, Inc.†	15,910	399,500

		2,098,486

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	4,679	86,094

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†#	47,307	93,668
Uranium Energy Corp.†#	92,224	81,434

		175,102

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	37,602	1,238,986
Casella Waste Systems, Inc., Class A†	23,062	1,077,226
Charah Solutions, Inc.†#	4,816	11,269
Covanta Holding Corp.	61,063	898,237

		3,225,718

Office Automation & Equipment — 0.0%
AstroNova, Inc.	3,537	54,646
Pitney Bowes, Inc.#	88,663	417,603

		472,249

Office Furnishings - Original — 0.4%
CompX International, Inc.	854	12,989
Herman Miller, Inc.	30,492	1,456,908
HNI Corp.	22,169	871,020
Interface, Inc.	29,942	502,726
Kimball International, Inc., Class B	18,454	394,547
Knoll, Inc.	25,371	699,225
Steelcase, Inc., Class A	44,995	815,309

		4,752,724

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	49,875	456,356

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†#	33,582	189,738
Nabors Industries, Ltd.#	182,466	375,880
Noble Corp. PLC†	128,381	136,084

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling (continued)
Pacific Drilling SA†	15,445	$44,018
Parker Drilling Co.†#	4,824	92,139
Seadrill, Ltd.†#	30,332	33,972

		871,831

Oil Companies - Exploration & Production — 0.9%
Abraxas Petroleum Corp.†	82,870	21,298
Amplify Energy Corp.	6,761	37,186
Berry Petroleum Corp.	32,421	258,395
Bonanza Creek Energy, Inc.†	9,791	170,951
Brigham Minerals, Inc., Class A	8,325	161,172
California Resources Corp.†#	25,013	163,585
Callon Petroleum Co.†#	118,399	432,156
Carrizo Oil & Gas, Inc.†#	45,991	294,802
Chaparral Energy, Inc., Class A†#	16,073	17,359
CNX Resources Corp.†	96,474	666,635
Comstock Resources, Inc.†#	7,793	49,486
Denbury Resources, Inc.†#	242,283	239,012
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	10,090	45,102
Evolution Petroleum Corp.	14,062	73,263
Extraction Oil & Gas, Inc.†#	43,802	63,075
Falcon Minerals Corp.#	19,964	128,768
Goodrich Petroleum Corp.†	4,701	46,164
Gulfport Energy Corp.†	82,879	196,423
HighPoint Resources Corp.†	58,129	72,661
Jagged Peak Energy, Inc.†	33,890	226,046
Laredo Petroleum, Inc.†	93,359	201,656
Magnolia Oil & Gas Corp., Class A†#	52,290	567,870
Mammoth Energy Services, Inc.	6,724	10,557
Matador Resources Co.†#	57,461	809,051
Montage Resources Corp., Class A†#	11,069	54,681
Northern Oil and Gas, Inc.†#	150,721	268,283
Oasis Petroleum, Inc.†	165,253	386,692
Panhandle Oil and Gas, Inc., Class A	7,937	93,815
PDC Energy, Inc.†	32,480	738,271
Penn Virginia Corp.†	7,013	169,364
PrimeEnergy Resources Corp.†	266	39,607
QEP Resources, Inc.	123,810	404,859
Ring Energy, Inc.†#	31,159	59,825
Roan Resources, Inc.†#	18,458	28,056
Rosehill Resources, Inc.†#	5,460	6,388
SandRidge Energy, Inc.†	15,948	52,469
SilverBow Resources, Inc.†	3,661	31,924
SM Energy Co.	57,984	481,847
Southwestern Energy Co.†#	281,305	511,975
SRC Energy, Inc.†	125,244	447,121
Talos Energy, Inc.†	10,416	241,651
Tellurian, Inc.†#	48,859	356,182
Unit Corp.†	27,486	23,520
W&T Offshore, Inc.†	48,715	208,500
Whiting Petroleum Corp.†#	47,079	215,622

		9,773,325

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	18,727	791,403
Exterran Corp.†	15,809	85,053
Flotek Industries, Inc.†	27,817	49,236
Forum Energy Technologies, Inc.†	42,817	56,090
Natural Gas Services Group, Inc.†	6,506	70,525
Smart Sand, Inc.†#	11,159	25,889
Thermon Group Holdings, Inc.†	16,822	441,409
US Silica Holdings, Inc.#	37,930	186,995

		1,706,600

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	15,310	$664,301
Delek US Holdings, Inc.	38,862	1,333,355
Murphy USA, Inc.†	15,777	1,854,271
Par Pacific Holdings, Inc.†	18,327	456,159
Trecora Resources†	11,043	85,031

		4,393,117

Oil - Field Services — 0.6%
Archrock, Inc.	66,675	560,737
DMC Global, Inc.	7,305	336,687
Era Group, Inc.†	10,088	96,542
Frank’s International NV†#	55,163	281,331
FTS International, Inc.†#	17,188	17,876
Helix Energy Solutions Group, Inc.†	73,429	609,461
Independence Contract Drilling, Inc.†	24,831	19,617
KLX Energy Services Holdings, Inc.†	10,771	60,856
Liberty Oilfield Services, Inc., Class A#	27,537	243,427
Matrix Service Co.†	13,745	287,820
McDermott International, Inc.†#	93,902	75,159
MRC Global, Inc.†	41,147	548,901
National Energy Services Reunited Corp.†#	12,274	112,307
NCS Multistage Holdings, Inc.†	5,943	12,777
Newpark Resources, Inc.†	46,033	269,753
NexTier Oilfield Solutions, Inc.†	82,444	394,907
Nine Energy Service, Inc.†#	8,224	45,068
NOW, Inc.†	56,043	628,242
Oceaneering International, Inc.†	51,266	687,477
Oil States International, Inc.†	31,001	494,156
ProPetro Holding Corp.†	41,354	356,472
RPC, Inc.#	30,052	116,001
Select Energy Services, Inc., Class A†	30,660	235,469
Solaris Oilfield Infrastructure, Inc., Class A#	16,091	172,656
TETRA Technologies, Inc.†	62,703	77,125
US Well Services, Inc.†	10,384	16,614

		6,757,438

Optical Supplies — 0.1%
STAAR Surgical Co.†#	22,994	847,559

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	8,271	181,052
Neenah, Inc.	8,662	630,420
P.H. Glatfelter Co.	22,534	402,232
Schweitzer-Mauduit International, Inc.	15,981	700,927
Verso Corp., Class A†	18,040	333,019

		2,247,650

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	84,986	2,022,667

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†#	21,277	436,604

Pharmacy Services — 0.0%
Option Care Health, Inc.†	63,736	198,219

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†#	3,729	57,427
U.S. Physical Therapy, Inc.	6,503	759,940

		817,367

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†#	3,265	59,652

Pipelines — 0.1%
NextDecade Corp.†#	5,914	38,737
SemGroup Corp., Class A	41,088	631,522

		670,259

Security Description	Shares	Value (Note 2)

Pollution Control — 0.0%
CECO Environmental Corp.†	15,898	$125,117

Poultry — 0.2%
Sanderson Farms, Inc.	10,295	1,704,646

Power Converter/Supply Equipment — 0.3%
Energous Corp.†	14,539	30,532
Generac Holdings, Inc.†	31,656	3,118,116
Powell Industries, Inc.	4,614	191,896
Vicor Corp.†	9,211	378,296

		3,718,840

Precious Metals — 0.1%
Coeur Mining, Inc.†	113,853	746,876
Hecla Mining Co.	249,281	615,724

		1,362,600

Printing - Commercial — 0.2%
Cimpress NV†#	11,227	1,438,628
Ennis, Inc.	13,191	272,262
LSC Communications, Inc.	16,948	7,315
Quad/Graphics, Inc.	16,636	74,695
RR Donnelley & Sons Co.#	36,541	145,068

		1,937,968

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	63,497	1,435,667

Professional Sports — 0.1%
Liberty Media Corp. - Liberty Braves, Series A†	5,147	146,123
Liberty Media Corp. - Liberty Braves, Series C†	18,647	527,710

		673,833

Protection/Safety — 0.0%
ShotSpotter, Inc.†#	4,209	103,205

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	54,023	317,115
Scholastic Corp.	15,272	567,050
Tribune Publishing Co.	9,062	113,456

		997,621

Publishing - Newspapers — 0.2%
Lee Enterprises, Inc.†	27,703	53,744
TEGNA, Inc.	112,517	1,727,136

		1,780,880

Publishing - Periodicals — 0.1%
Meredith Corp.#	20,599	721,789
Value Line, Inc.	548	15,021

		736,810

Quarrying — 0.1%
Compass Minerals International, Inc.	17,656	975,847

Racetracks — 0.3%
Churchill Downs, Inc.	18,187	2,364,492
Penn National Gaming, Inc.†	56,846	1,309,163

		3,673,655

Radio — 0.0%
Cumulus Media, Inc., Class A†	7,444	129,079
Entercom Communications Corp., Class A#	63,984	302,644
Saga Communications, Inc., Class A	1,966	60,435

		492,158

Real Estate Investment Trusts — 7.9%
Acadia Realty Trust	42,995	1,155,706
AG Mortgage Investment Trust, Inc.	16,839	262,183

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Agree Realty Corp.	21,234	$1,587,878
Alexander & Baldwin, Inc.	35,509	769,835
Alexander’s, Inc.	1,103	359,975
American Assets Trust, Inc.	25,014	1,188,915
American Finance Trust, Inc.#	55,326	818,272
Anworth Mtg. Asset Corp.	50,533	177,876
Apollo Commercial Real Estate Finance, Inc.	79,855	1,458,951
Ares Commercial Real Estate Corp.	13,965	218,413
Arlington Asset Investment Corp., Class A#	18,671	109,225
Armada Hoffler Properties, Inc.	27,237	491,900
ARMOUR Residential REIT, Inc.#	30,493	526,309
Ashford Hospitality Trust, Inc.	46,583	128,103
Blackstone Mtg. Trust, Inc., Class A#	65,317	2,392,562
Bluerock Residential Growth REIT, Inc.	11,674	143,123
Braemar Hotels & Resorts, Inc.	15,541	152,457
BRT Apartments Corp.	5,041	92,553
Capstead Mtg. Corp.	48,386	376,443
CareTrust REIT, Inc.	49,412	1,031,723
CatchMark Timber Trust, Inc., Class A	25,370	301,142
CBL & Associates Properties, Inc.#	87,722	126,320
Cedar Realty Trust, Inc.	44,374	118,479
Chatham Lodging Trust	23,747	434,570
Cherry Hill Mtg. Investment Corp.	8,116	121,578
CIM Commercial Trust Corp.	695	10,077
City Office REIT, Inc.	20,059	269,392
Clipper Realty, Inc.	7,456	66,731
Colony Credit Real Estate, Inc.#	41,863	554,685
Community Healthcare Trust, Inc.	9,549	454,532
CoreCivic, Inc.	61,656	934,088
CorEnergy Infrastructure Trust, Inc.#	6,659	294,594
CorePoint Lodging, Inc.	20,694	209,216
DiamondRock Hospitality Co.	104,222	1,073,487
Dynex Capital, Inc.#	12,402	209,470
Easterly Government Properties, Inc.	40,729	947,357
EastGroup Properties, Inc.	19,204	2,615,393
Essential Properties Realty Trust, Inc.	39,339	1,026,354
Exantas Capital Corp.	15,781	190,003
Farmland Partners, Inc.#	14,156	94,421
First Industrial Realty Trust, Inc.	65,264	2,778,941
Four Corners Property Trust, Inc.	35,449	1,003,916
Franklin Street Properties Corp.	53,717	467,875
Front Yard Residential Corp.	25,626	297,262
GEO Group, Inc.	61,594	853,693
Getty Realty Corp.	17,269	579,548
Gladstone Commercial Corp.	15,857	361,222
Gladstone Land Corp.#	9,514	120,638
Global Medical REIT, Inc.	16,308	227,007
Global Net Lease, Inc.	43,674	890,513
Granite Point Mtg. Trust, Inc.	28,058	509,814
Great Ajax Corp.	8,612	131,161
Healthcare Realty Trust, Inc.	66,220	2,197,842
Hersha Hospitality Trust	18,056	256,034
Independence Realty Trust, Inc.	46,567	695,711
Industrial Logistics Properties Trust	33,542	725,849
Innovative Industrial Properties, Inc.#	5,592	432,877
Invesco Mtg. Capital, Inc.	74,345	1,207,363
Investors Real Estate Trust	6,028	466,085
iStar, Inc.#	30,746	399,391
Jernigan Capital, Inc.#	11,040	192,979
Kite Realty Group Trust	42,880	829,728
KKR Real Estate Finance Trust, Inc.#	13,067	263,823
Ladder Capital Corp.	53,273	921,090
Lexington Realty Trust	118,560	1,313,645
LTC Properties, Inc.	20,373	953,660
Mack-Cali Realty Corp.	44,827	958,850

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp.	47,816	$733,019
National Health Investors, Inc.	21,663	1,754,486
National Storage Affiliates Trust	30,709	1,028,751
New Senior Investment Group, Inc.	43,323	340,086
New York Mtg. Trust, Inc.	121,252	755,400
NexPoint Residential Trust, Inc.	9,792	468,547
Office Properties Income Trust	24,688	823,592
One Liberty Properties, Inc.	8,047	219,764
Orchid Island Capital, Inc.#	32,767	186,117
Pebblebrook Hotel Trust	67,308	1,763,470
Pennsylvania Real Estate Investment Trust#	35,929	206,951
PennyMac Mtg. Investment Trust	44,828	1,035,078
Physicians Realty Trust	96,097	1,844,101
Piedmont Office Realty Trust, Inc., Class A	64,806	1,433,509
PotlatchDeltic Corp.#	34,231	1,486,652
Preferred Apartment Communities, Inc., Class A#	22,984	316,490
PS Business Parks, Inc.	10,358	1,829,119
QTS Realty Trust, Inc., Class A	28,323	1,503,102
Ready Capital Corp.#	16,139	254,512
Redwood Trust, Inc.	49,756	805,052
Retail Opportunity Investments Corp.	58,277	1,062,972
Retail Value, Inc.	7,719	274,102
Rexford Industrial Realty, Inc.	56,698	2,713,566
RLJ Lodging Trust	89,114	1,522,958
RPT Realty	40,416	597,348
Ryman Hospitality Properties, Inc.	23,750	2,119,212
Sabra Health Care REIT, Inc.	97,780	2,178,538
Saul Centers, Inc.	6,149	326,758
Senior Housing Properties Trust	122,512	896,788
Seritage Growth Properties, Class A#	17,451	737,828
STAG Industrial, Inc.	66,242	2,052,840
Summit Hotel Properties, Inc.	53,573	649,305
Sunstone Hotel Investors, Inc.	116,177	1,626,478
Tanger Factory Outlet Centers, Inc.#	47,288	719,723
Terreno Realty Corp.	33,395	1,927,559
TPG RE Finance Trust, Inc.	25,652	519,453
UMH Properties, Inc.	18,548	289,534
Uniti Group, Inc.#	95,767	643,554
Universal Health Realty Income Trust	6,635	790,892
Urban Edge Properties	59,571	1,234,907
Urstadt Biddle Properties, Inc., Class A	15,304	372,958
Washington Prime Group, Inc.#	96,686	402,214
Washington Real Estate Investment Trust	41,512	1,289,778
Western Asset Mtg. Capital Corp.	26,896	276,491
Whitestone REIT#	19,828	278,385
Xenia Hotels & Resorts, Inc.	58,663	1,235,443

		89,058,190

Real Estate Management/Services — 0.4%
Cushman & Wakefield PLC†#	53,024	1,028,135
eXp World Holdings, Inc.†#	8,438	92,396
Marcus & Millichap, Inc.†	11,882	436,782
Maui Land & Pineapple Co., Inc.†	3,493	39,646
Newmark Group, Inc., Class A	74,307	969,706
RE/MAX Holdings, Inc., Class A	9,246	354,584
Realogy Holdings Corp.#	58,882	616,494
Redfin Corp.†	45,681	880,730
RMR Group, Inc., Class A	7,844	368,433
Safehold, Inc.	5,508	225,002

		5,011,908

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	1,289	17,053
Consolidated-Tomoka Land Co.	2,531	158,668
FRP Holdings, Inc.†	3,643	181,786

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Griffin Industrial Realty, Inc.	500	$19,325
Legacy Housing Corp.†	2,986	47,836
McGrath RentCorp	12,527	918,730
Stratus Properties, Inc.†	3,037	86,858
Transcontinental Realty Investors, Inc.†	549	18,908

		1,449,164

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†#	23,499	383,739

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	17,036	205,114
Malibu Boats, Inc., Class A†	10,734	424,422
Marine Products Corp.	3,822	57,827
MasterCraft Boat Holdings, Inc.†	9,525	158,210

		845,573

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	34,966	2,042,014
Avis Budget Group, Inc.†	30,611	910,677
CAI International, Inc.†	8,498	204,802
Herc Holdings, Inc.†	12,472	583,191
Hertz Global Holdings, Inc.†	52,513	813,952
Rent-A-Center, Inc.	25,205	656,086
Textainer Group Holdings, Ltd.†	14,569	133,015

		5,343,737

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	22,189	2,725,697
SeaWorld Entertainment, Inc.†#	24,405	714,578

		3,440,275

Retail - Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	33,947	542,134
American Eagle Outfitters, Inc.	83,740	1,253,588
Ascena Retail Group, Inc.†#	81,033	36,522
Boot Barn Holdings, Inc.†	14,479	576,554
Buckle, Inc.#	14,949	415,881
Caleres, Inc.	21,159	463,170
Cato Corp., Class A	11,474	218,694
Chico’s FAS, Inc.	60,402	288,117
Children’s Place, Inc.#	7,950	574,467
Designer Brands, Inc., Class A	33,656	555,324
Duluth Holdings, Inc., Class B†#	5,556	51,282
Express, Inc.†	34,049	133,813
Genesco, Inc.†	8,262	306,851
Guess?, Inc.	25,987	500,250
J. Jill, Inc.#	8,721	15,174
RTW RetailWinds, Inc.†	15,697	21,034
Shoe Carnival, Inc.#	4,860	172,530
Tailored Brands, Inc.#	25,864	136,820
Tilly’s, Inc., Class A	11,241	110,836
Vera Bradley, Inc.†	10,590	116,914
Winmark Corp.	1,265	223,905

		6,713,860

Retail - Appliances — 0.0%
Conn’s, Inc.†#	10,302	225,923

Retail - Arts & Crafts — 0.0%
Michaels Cos., Inc.†#	44,212	361,654

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	3,230	352,910
Asbury Automotive Group, Inc.†	9,990	1,107,292
Group 1 Automotive, Inc.	9,127	940,902
Lithia Motors, Inc., Class A	11,454	1,839,283

Security Description	Shares	Value (Note 2)

Retail - Automobile (continued)
Rush Enterprises, Inc., Class A	14,244	$652,660
Rush Enterprises, Inc., Class B	2,357	107,526
Sonic Automotive, Inc., Class A#	12,602	412,716

		5,413,289

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	63,091	919,867

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	21,236	107,029

Retail - Building Products — 0.3%
At Home Group, Inc.†	24,663	211,609
Beacon Roofing Supply, Inc.†	35,146	1,042,079
BMC Stock Holdings, Inc.†	34,466	1,020,538
Foundation Building Materials, Inc.†	7,678	156,938
GMS, Inc.†	16,620	514,555

		2,945,719

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,823	287,190

Retail - Discount — 0.2%
Big Lots, Inc.	20,147	421,072
BJ’s Wholesale Club Holdings, Inc.†#	57,735	1,368,320
Citi Trends, Inc.	5,872	120,552

		1,909,944

Retail - Drug Store — 0.0%
Rite Aid Corp.†#	28,038	254,024

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†#	14,758	131,494

Retail - Hair Salons — 0.0%
Regis Corp.†	14,752	237,950

Retail - Home Furnishings — 0.3%
Bassett Furniture Industries, Inc.	5,084	77,379
Haverty Furniture Cos., Inc.	9,230	185,615
La-Z-Boy, Inc.	23,213	733,531
Lovesac Co.†#	4,544	69,341
RH†	8,561	1,760,056

		2,825,922

Retail - Jewelry — 0.1%
Movado Group, Inc.	8,144	159,215
Signet Jewelers, Ltd.#	26,823	492,739

		651,954

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	10,908	180,637
Party City Holdco, Inc.†#	27,910	53,866

		234,503

Retail - Major Department Stores — 0.0%
J.C. Penney Co., Inc.†#	164,620	186,021

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	8,230	34,237
Gaia, Inc.†#	5,436	45,499
GameStop Corp., Class A#	46,496	294,785
Hudson, Ltd., Class A†	20,524	285,489
PriceSmart, Inc.	11,627	869,002
Sally Beauty Holdings, Inc.†#	62,451	1,150,972

		2,679,984

Retail - Office Supplies — 0.1%
Office Depot, Inc.	281,255	627,199

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†#	26,313	$134,723
FirstCash, Inc.	21,925	1,772,417

		1,907,140

Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†	17,810	957,110
PetIQ, Inc.†#	10,038	230,874
PetMed Express, Inc.	10,139	231,473

		1,419,457

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	33,383	1,415,439

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	5,355	384,489

Retail - Restaurants — 1.4%
Biglari Holdings, Inc., Class B†	489	55,159
BJ’s Restaurants, Inc.	10,567	434,832
Bloomin’ Brands, Inc.	45,033	1,083,044
Brinker International, Inc.#	19,338	866,342
Cannae Holdings, Inc.†	34,975	1,311,213
Carrols Restaurant Group, Inc.†#	18,065	143,075
Cheesecake Factory, Inc.#	21,524	938,662
Chuy’s Holdings, Inc.†	8,582	247,333
Cracker Barrel Old Country Store, Inc.#	9,964	1,531,865
Dave & Buster’s Entertainment, Inc.#	18,853	757,514
Del Taco Restaurants, Inc.†	14,933	111,848
Denny’s Corp.†	29,973	585,672
Dine Brands Global, Inc.#	8,455	700,750
El Pollo Loco Holdings, Inc.†	10,688	172,291
Fiesta Restaurant Group, Inc.†	12,134	120,127
Habit Restaurants, Inc., Class A†	10,651	113,327
J Alexander’s Holdings, Inc.†	6,643	68,888
Jack in the Box, Inc.	13,353	1,058,759
Kura Sushi USA, Inc., Class A†	1,741	45,162
Noodles & Co.†#	14,773	93,070
Papa John’s International, Inc.	11,443	724,113
Potbelly Corp.†	10,908	55,194
Red Robin Gourmet Burgers, Inc.†	6,713	183,063
Ruth’s Hospitality Group, Inc.	14,594	341,062
Shake Shack, Inc., Class A†	15,011	930,382
Texas Roadhouse, Inc.	34,176	1,978,790
Waitr Holdings, Inc.†#	29,868	11,350
Wingstop, Inc.	15,186	1,214,880

		15,877,767

Retail - Sporting Goods — 0.1%
Hibbett Sports, Inc.†	9,212	261,345
Sportsman’s Warehouse Holdings, Inc.†	21,956	160,498
Zumiez, Inc.†	10,326	305,030

		726,873

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	40,541	1,224,338

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†#	42,312	124,397

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	95,510	681,941

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	26,018	749,839

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	18,354	303,759
Proto Labs, Inc.†	13,956	1,352,197
Raven Industries, Inc.	18,562	637,976

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products (continued)
Trinseo SA	20,856	$792,319

		3,086,251

Satellite Telecom — 0.2%
Gogo, Inc.†#	28,415	143,780
Intelsat SA†#	34,691	210,921
Iridium Communications, Inc.†#	51,249	1,194,102
KVH Industries, Inc.†	8,391	96,077
Loral Space & Communications, Inc.†	6,641	224,864

		1,869,744

Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†	29,917	881,056
Banc of California, Inc.	23,444	360,100
BankFinancial Corp.	7,213	98,457
Berkshire Hills Bancorp, Inc.	23,932	755,055
Brookline Bancorp, Inc.	40,579	651,293
Capitol Federal Financial, Inc.	68,342	969,089
Community Bankers Trust Corp.	11,179	97,145
Dime Community Bancshares, Inc.	16,407	330,765
Entegra Financial Corp.†	3,488	104,779
ESSA Bancorp, Inc.	4,894	84,324
First Capital, Inc.#	1,677	113,952
First Defiance Financial Corp.	10,050	303,007
First Financial Northwest, Inc.	4,101	60,408
Flushing Financial Corp.	13,988	296,546
FS Bancorp, Inc.	2,069	123,685
Greene County Bancorp, Inc.	1,712	49,511
Hingham Institution for Savings	718	137,684
Home Bancorp, Inc.	4,025	155,284
HomeTrust Bancshares, Inc.	8,207	214,449
Investors Bancorp, Inc.	119,328	1,439,096
Malvern Bancorp, Inc.†	3,908	89,728
Meridian Bancorp, Inc.	24,824	499,707
MutualFirst Financial, Inc.	3,030	120,139
Northfield Bancorp, Inc.	22,589	381,754
Northwest Bancshares, Inc.	51,939	864,265
OceanFirst Financial Corp.	26,152	627,125
Oritani Financial Corp.	20,399	379,421
Pacific Premier Bancorp, Inc.	30,594	980,232
Provident Financial Holdings, Inc.	3,031	66,318
Provident Financial Services, Inc.	31,950	777,024
Prudential Bancorp, Inc.	4,526	81,468
Riverview Bancorp, Inc.	11,003	79,552
Southern Missouri Bancorp, Inc.	4,073	152,249
Territorial Bancorp, Inc.	4,030	127,711
Timberland Bancorp, Inc.	3,838	113,739
United Community Financial Corp.	24,360	270,640
Washington Federal, Inc.	40,933	1,506,744
Waterstone Financial, Inc.	12,366	233,346
WSFS Financial Corp.	27,202	1,212,937

		15,789,784

Schools — 0.6%
Adtalem Global Education, Inc.†	29,221	985,624
American Public Education, Inc.†	8,150	201,794
Career Education Corp.†	35,677	595,092
Chegg, Inc.†	60,041	2,327,790
K12, Inc.†	19,952	392,057
Laureate Education, Inc., Class A†	54,239	941,047
Rosetta Stone, Inc.†	10,632	165,221
Strategic Education, Inc.	11,036	1,564,243

		7,172,868

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Security Services — 0.2%
Brink’s Co.	25,833	$2,402,469

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	6,845	98,705

Semiconductor Components - Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	30,150	2,161,755
MaxLinear, Inc.†	33,732	670,255
Power Integrations, Inc.	14,655	1,340,786

		4,172,796

Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	16,689	357,812
Brooks Automation, Inc.	36,727	1,644,268
Cabot Microelectronics Corp.	15,007	2,002,084
Cohu, Inc.	20,831	369,542
FormFactor, Inc.†	38,474	890,288
Onto Innovation, Inc.†	24,905	835,812
Ultra Clean Holdings, Inc.†	20,208	449,426
Veeco Instruments, Inc.†	24,911	341,031

		6,890,263

Silver Mining — 0.0%
Pan American Silver Corp. CVR†(1)(2)	171,891	36,097

Software Tools — 0.0%
Digital Turbine, Inc.†	40,600	360,528

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	18,835	718,743
Northwest Pipe Co.†	4,951	169,968
Omega Flex, Inc.	1,500	143,715
Synalloy Corp.	4,303	55,681
TimkenSteel Corp.†	20,823	121,190

		1,209,297

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	162,980	449,825
Carpenter Technology Corp.	24,374	1,281,341
Commercial Metals Co.	61,020	1,303,387
Schnitzer Steel Industries, Inc., Class A	13,294	286,486

		3,321,039

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	65,091	1,500,998

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	23,147	878,660

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	10,867	90,739

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	15,966	344,387

Telecom Equipment - Fiber Optics — 0.3%
Acacia Communications, Inc.†	19,622	1,307,610
Clearfield, Inc.†	5,795	78,638
Harmonic, Inc.†	44,573	368,173
Viavi Solutions, Inc.†	118,963	1,786,824

		3,541,245

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	36,474	132,401
GTT Communications, Inc.†#	17,214	152,688
Ooma, Inc.†	10,038	139,327
ORBCOMM, Inc.†	38,500	154,385
RigNet, Inc.†	7,515	39,078
Spok Holdings, Inc.	9,271	114,126

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
Vonage Holdings Corp.†	117,175	$926,854

		1,658,859

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	24,663	226,653
Airgain, Inc.†	4,624	43,651
Casa Systems, Inc.†	16,380	60,278
DASAN Zhone Solutions, Inc.†	4,072	32,454
Plantronics, Inc.#	17,297	438,306
Preformed Line Products Co.	1,589	114,249

		915,591

Telephone - Integrated — 0.1%
Cincinnati Bell, Inc.†	25,665	166,566
Frontier Communications Corp.†#	54,281	36,634
IDT Corp., Class B†	8,616	61,432
Shenandoah Telecommunications Co.	24,811	931,653

		1,196,285

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	45,884	206,478
Gray Television, Inc.†	47,118	953,668

		1,160,146

Textile - Apparel — 0.0%
Unifi, Inc.†	7,462	181,700

Textile - Products — 0.0%
Culp, Inc.	5,704	91,948

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A#	26,693	218,349
Reading International, Inc., Class A†	8,669	93,018

		311,367

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†#	61,083	384,212
Anika Therapeutics, Inc.†	6,930	400,554
Axsome Therapeutics, Inc.†#	13,020	512,597
CorMedix, Inc.†#	12,194	74,749
Flexion Therapeutics, Inc.†#	17,476	309,849
G1 Therapeutics, Inc.†#	17,506	378,130
La Jolla Pharmaceutical Co.†#	10,716	29,362
MannKind Corp.†#	97,015	119,328
Portola Pharmaceuticals, Inc.†#	38,663	1,103,829
Recro Pharma, Inc.†	10,020	165,731
Xencor, Inc.†#	24,479	964,473

		4,442,814

Tobacco — 0.1%
22nd Century Group, Inc.†#	59,870	61,666
Greenlane Holdings, Inc., Class A†#	3,210	10,882
Pyxus International, Inc.†#	4,365	35,051
Turning Point Brands, Inc.#	4,282	118,226
Universal Corp.	12,702	663,299
Vector Group, Ltd.#	57,419	771,711

		1,660,835

Tools - Hand Held — 0.2%
MSA Safety, Inc.	18,269	2,264,077

Toys — 0.0%
Funko, Inc., Class A†#	9,240	131,855

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	38,250	132,345

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transactional Software — 0.0%
InnerWorkings, Inc.†	22,840	$107,576
Synchronoss Technologies, Inc.†#	19,798	89,883

		197,459

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	30,257	744,625
Atlas Air Worldwide Holdings, Inc.†	12,029	313,836

		1,058,461

Transport - Equipment & Leasing — 0.2%
GATX Corp.	18,434	1,490,020
General Finance Corp.†#	6,008	64,947
Greenbrier Cos., Inc.	16,617	467,602
Willis Lease Finance Corp.†	1,510	90,600

		2,113,169

Transport - Marine — 0.5%
Ardmore Shipping Corp.†	17,276	138,035
Costamare, Inc.	25,402	209,058
DHT Holdings, Inc.	45,862	336,627
Diamond S Shipping, Inc.†#	11,515	166,161
Dorian LPG, Ltd.†	14,384	206,410
Eagle Bulk Shipping, Inc.†	22,902	109,243
GasLog, Ltd.	20,935	195,952
Genco Shipping & Trading, Ltd.	7,849	82,415
Golar LNG, Ltd.#	49,029	638,358
International Seaways, Inc.†	13,047	345,485
Nordic American Tankers, Ltd.	72,089	260,962
Overseas Shipholding Group, Inc., Class A†	33,479	58,588
Safe Bulkers, Inc.†#	26,332	46,081
Scorpio Bulkers, Inc.	28,220	172,706
Scorpio Tankers, Inc.	22,819	784,726
SEACOR Holdings, Inc.†	9,001	381,102
SFL Corp., Ltd.	42,069	595,697
Teekay Corp.	35,527	170,885
Teekay Tankers, Ltd.†	12,318	232,813
Tidewater, Inc.†	19,915	304,700

		5,436,004

Transport - Services — 0.3%
CryoPort, Inc.†#	16,306	256,819
Daseke, Inc.†#	23,658	69,791
Echo Global Logistics, Inc.†	13,871	277,836
Forward Air Corp.	14,591	1,021,808
Hub Group, Inc., Class A†	16,725	854,146
Matson, Inc.	21,996	830,129
Radiant Logistics, Inc.†	20,224	108,198
Universal Logistics Holdings, Inc.	4,290	85,543

		3,504,270

Transport - Truck — 0.3%
ArcBest Corp.	13,178	379,263
Covenant Transportation Group, Inc., Class A†	6,526	87,644
Heartland Express, Inc.	23,765	508,809
Marten Transport, Ltd.	20,301	428,960
P.A.M. Transportation Services, Inc.†	987	51,521
Roadrunner Transportation Systems, Inc.†#	1,846	17,242
Saia, Inc.†	13,421	1,273,653
US Xpress Enterprises, Inc. Class A†#	11,298	54,230
Werner Enterprises, Inc.	23,418	860,846
YRC Worldwide, Inc.†#	17,255	60,220

		3,722,388

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	37,573	260,381

Security Description	Shares	Value (Note 2)

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	10,085	$116,179

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,590	342,845
Neogen Corp.†	26,528	1,765,969

		2,108,814

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†	7,118	107,268
Natural Grocers by Vitamin Cottage, Inc.	4,690	43,852
Nature’s Sunshine Products, Inc.†	4,525	45,454
USANA Health Sciences, Inc.†	6,672	491,059

		687,633

Water — 0.5%
American States Water Co.	18,976	1,618,463
Artesian Resources Corp., Class A	4,139	153,971
California Water Service Group	24,876	1,278,626
Consolidated Water Co., Ltd.	7,464	124,499
Global Water Resources, Inc.	6,102	82,194
Middlesex Water Co.	8,296	521,072
PICO Holdings, Inc.†	9,466	103,937
SJW Group	13,621	964,639
York Water Co.	6,682	296,213

		5,143,614

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	7,255	161,496
Energy Recovery, Inc.†#	19,219	167,397
Evoqua Water Technologies Corp.†	38,739	733,717
Pure Cycle Corp.†	8,857	110,004

		1,172,614

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	37,041	150,016
NIC, Inc.	34,024	772,005
Q2 Holdings, Inc.†#	22,347	1,886,757

		2,808,778

Web Portals/ISP — 0.0%
Meet Group, Inc.†	38,026	184,046

Wire & Cable Products — 0.2%
Belden, Inc.	20,194	1,085,226
Encore Wire Corp.	10,536	614,670
Insteel Industries, Inc.	9,545	222,685

		1,922,581

Wireless Equipment — 0.2%
Anterix, Inc.†#	5,562	236,218
CalAmp Corp.†	16,911	177,396
Cambium Networks Corp.†	2,244	16,269
InterDigital, Inc.	16,141	916,809
Maxar Technologies, Inc.#	30,923	321,599
Ribbon Communications, Inc.†	30,877	90,470
Sonim Technologies, Inc.†	1,945	5,407
TESSCO Technologies, Inc.	3,340	37,475

		1,801,643

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†#	24,454	199,056

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	19,482	583,291
ViewRay, Inc.†#	36,489	121,144

		704,435

Total Long-Term Investment Securities
(cost $825,961,916)		1,056,384,907

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(3)(4)	59,660,445	$59,660,445

U.S. Government Treasuries — 0.4%
United States Treasury Bills
1.56% due 12/31/2019(5)	$2,000,000	1,997,430
1.83% due 12/26/2019(5)	3,000,000	2,996,915

		4,994,345

Total Short-Term Investment Securities
(cost $64,654,052)		64,654,790

REPURCHASE AGREEMENTS — 6.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount $71,203,483 collateralized by $70,900,000 of United States Treasury Notes, bearing interest at 2.88% due 11/15/2021 and having an approximate value of $72,628,613 (cost $71,202,000)	71,202,000	71,202,000

TOTAL INVESTMENTS
(cost $961,817,968)(6)	105.2%	1,192,241,697
Liabilities in excess of other assets	(5.2)	(58,964,261)

NET ASSETS	100.0%	$1,133,277,436

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Pan American Silver Corp. CVR	06/22/2018	171,891	$52,963	$36,097	$0.21	0.00%

(3)

At November 30, 2019, the Fund had loaned securities with a total value of $147,532,834. This was secured by collateral of $59,660,445, which was received in cash and subsequently invested in short-term investments currently valued at $59,660,445 as reported in the Portfolio of Investments. Additional collateral of $92,570,298 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$158,033
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	5,632,235
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	86,780,030

(4)	The rate shown is the 7-day yield as of November 30, 2019.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
937	Long	E-mini Russell 2000 Index	December 2019	$73,929,659	$76,075,030	$2,145,371

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals - Plastics	$1,252,056	$—	$4,492	$1,256,548
Finance - Commercial	1,281,631	—	9,676	1,291,307
Medical - Biomedical/Gene	65,321,909	—	36,395	65,358,304
Medical - Drugs	25,549,083	—	2,684	25,551,767
Metal - Diversified	—	—	0	0
Multimedia	511,549	—	0	511,549
Oil Companies - Exploration & Production	9,773,325	—	0	9,773,325
Silver Mining	—	—	36,097	36,097
Other Industries	952,606,010	—	—	952,606,010

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$59,660,445	$—	$—	$59,660,445
U.S. Government Treasuries	—	4,994,345	—	4,994,345
Repurchase Agreements	—	71,202,000	—	71,202,000

Total Investment at Value	$1,115,956,008	$76,196,345	$89,344	$1,192,241,697

Other Financial Instruments:†

Futures Contracts	$2,145,371	$—	$—	$2,145,371

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

203

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	11.7%
Retail — Restaurants	5.4
Insurance — Property/Casualty	5.3
Real Estate Investment Trusts	5.2
Consumer Products — Misc.	4.4
Food — Misc./Diversified	4.3
Paper & Related Products	3.4
Electric — Integrated	3.1
Chemicals — Diversified	3.1
Building Products — Cement	2.8
Metal Processors & Fabrication	2.3
Machinery — Electrical	2.1
Machinery — Pumps	2.0
Semiconductor Equipment	1.9
Computer Services	1.8
Oil Companies — Exploration & Production	1.7
Containers — Metal/Glass	1.5
Investment Companies	1.5
Electric Products — Misc.	1.4
Investment Management/Advisor Services	1.4
Chemicals — Specialty	1.3
Oil — Field Services	1.3
Electronic Components — Misc.	1.3
Auto/Truck Parts & Equipment — Replacement	1.2
Building & Construction Products — Misc.	1.1
Human Resources	1.1
Electronic Components — Semiconductors	1.1
Chemicals — Plastics	1.0
Enterprise Software/Service	1.0
Diversified Operations/Commercial Services	1.0
Medical — Drugs	0.9
Beverages — Non-alcoholic	0.9
Machinery — General Industrial	0.9
Food — Baking	0.8
Medical Products	0.8
Miscellaneous Manufacturing	0.8
Finance — Other Services	0.8
Retail — Discount	0.8
Printing — Commercial	0.7
Machinery — Farming	0.7
Quarrying	0.6
Wire & Cable Products	0.6
Footwear & Related Apparel	0.6
Savings & Loans/Thrifts	0.5
Medical — Wholesale Drug Distribution	0.5
Electronic Measurement Instruments	0.5
Finance — Investment Banker/Broker	0.5
Metal Products — Fasteners	0.5
Computers — Integrated Systems	0.5
Resorts/Theme Parks	0.5
Networking Products	0.5
Apparel Manufacturers	0.4
Building Products — Doors & Windows	0.4
Commercial Services	0.4
Retail — Apparel/Shoe	0.4
Office Supplies & Forms	0.4
Computer Software	0.4
Insurance — Life/Health	0.4
Building — Maintenance & Services	0.3
Batteries/Battery Systems	0.3
E-Marketing/Info	0.2
Applications Software	0.2
Publishing — Newspapers	0.2
Commercial Services — Finance	0.1
Registered Investment Companies	0.1
Oil Field Machinery & Equipment	0.1

95.9%

*	Calculated as a percentage of net assets

204

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.8%
Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	36,982	$1,034,756

Applications Software — 0.2%
BlackBerry, Ltd.†	85,753	477,644

Auto/Truck Parts & Equipment - Replacement — 1.2%
Douglas Dynamics, Inc.	51,795	2,802,627

Banks - Commercial — 11.7%
Associated Banc-Corp.	130,024	2,787,715
CVB Financial Corp.	62,739	1,340,105
First Citizens BancShares, Inc., Class A	7,971	4,143,326
First Hawaiian, Inc.	108,537	3,097,646
Hancock Whitney Corp.	72,707	2,952,631
IBERIABANK Corp.	31,884	2,327,213
Prosperity Bancshares, Inc.	13,078	918,730
Renasant Corp.	78,665	2,784,741
South State Corp.	27,041	2,251,974
UMB Financial Corp.	73,804	4,964,795

		27,568,876

Batteries/Battery Systems — 0.3%
EnerSys	8,540	599,252

Beverages - Non-alcoholic — 0.9%
Cott Corp.	156,759	2,095,868

Building & Construction Products - Misc. — 1.1%
Simpson Manufacturing Co., Inc.	32,951	2,675,621

Building Products - Cement — 2.8%
Eagle Materials, Inc.	72,765	6,696,563

Building Products - Doors & Windows — 0.4%
Griffon Corp.	48,104	1,020,767

Building - Maintenance & Services — 0.3%
ServiceMaster Global Holdings, Inc.†	18,084	708,712

Chemicals - Diversified — 3.1%
Innospec, Inc.	58,087	5,715,761
Quaker Chemical Corp.	9,741	1,453,649

		7,169,410

Chemicals - Plastics — 1.0%
A. Schulman, Inc. CVR†(1)	71,421	21,301
PolyOne Corp.	76,027	2,397,132

		2,418,433

Chemicals - Specialty — 1.3%
Element Solutions, Inc.†	84,154	983,760
PQ Group Holdings, Inc.†	68,371	1,084,364
Sensient Technologies Corp.	17,083	1,081,183

		3,149,307

Commercial Services — 0.4%
Healthcare Services Group, Inc.#	39,557	994,859

Commercial Services - Finance — 0.1%
Franchise Group, Inc.†#	22,831	319,177

Computer Services — 1.8%
MAXIMUS, Inc.	15,745	1,175,364
Parsons Corp.†	48,591	1,945,098
Sykes Enterprises, Inc.†	30,745	1,080,379

		4,200,841

Computer Software — 0.4%
Cision, Ltd.†	93,054	924,957

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.5%
NCR Corp.†	34,397	$1,129,254

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	292	14,600

Consumer Products - Misc. — 4.4%
Central Garden & Pet Co.†#	54,667	1,442,116
Central Garden & Pet Co., Class A†	61,570	1,539,866
Helen of Troy, Ltd.†	20,965	3,384,170
Quanex Building Products Corp.	81,458	1,585,173
Spectrum Brands Holdings, Inc.#	36,847	2,303,674

		10,254,999

Containers - Metal/Glass — 1.5%
Silgan Holdings, Inc.	115,417	3,555,998

Diversified Operations/Commercial Services — 1.0%
Viad Corp.	37,238	2,342,270

E-Marketing/Info — 0.2%
Gannett Co, Inc.#	86,724	551,565

Electric Products - Misc. — 1.4%
Littelfuse, Inc.	2,777	503,776
Novanta, Inc.†	29,739	2,771,080

		3,274,856

Electric - Integrated — 3.1%
Hawaiian Electric Industries, Inc.	88,817	3,878,638
IDACORP, Inc.	32,141	3,376,412

		7,255,050

Electronic Components - Misc. — 1.3%
Atkore International Group, Inc.†	72,849	3,039,260

Electronic Components - Semiconductors — 1.1%
AVX Corp.	91,785	1,867,825
DSP Group, Inc.†	45,342	642,496

		2,510,321

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	20,311	1,259,282

Enterprise Software/Service — 1.0%
ACI Worldwide, Inc.†	32,058	1,202,175
Verint Systems, Inc.†	24,529	1,192,355

		2,394,530

Finance - Investment Banker/Broker — 0.5%
Jefferies Financial Group, Inc.	58,021	1,212,639

Finance - Other Services — 0.8%
Deluxe Corp.	35,806	1,828,970

Food - Baking — 0.8%
Hostess Brands, Inc.†	148,178	1,992,994

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.	967	33,216

Food - Misc./Diversified — 4.3%
J&J Snack Foods Corp.	16,706	3,090,610
Lancaster Colony Corp.	3,575	564,957
Nomad Foods, Ltd.†	216,620	4,549,020
TreeHouse Foods, Inc.†	37,232	1,820,273

		10,024,860

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	31,138	1,322,431

205

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 1.1%
Korn Ferry	65,987	$2,591,969

Insurance - Life/Health — 0.4%
CNO Financial Group, Inc.	48,679	882,063

Insurance - Property/Casualty — 5.3%
Enstar Group, Ltd.†	11,253	2,297,975
Hanover Insurance Group, Inc.	20,066	2,727,571
ProAssurance Corp.	71,523	2,689,265
Stewart Information Services Corp.	56,887	2,433,057
White Mountains Insurance Group, Ltd.	2,104	2,328,960

		12,476,828

Investment Companies — 1.5%
Apollo Investment Corp.#	101,437	1,712,257
New Mountain Finance Corp.#	135,689	1,831,801

		3,544,058

Investment Management/Advisor Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	60,766	1,802,927
Westwood Holdings Group, Inc.	45,280	1,397,341

		3,200,268

Machinery - Electrical — 2.1%
Franklin Electric Co., Inc.	87,991	4,880,861

Machinery - Farming — 0.7%
Alamo Group, Inc.	14,274	1,638,655

Machinery - General Industrial — 0.9%
Kadant, Inc.	21,069	2,052,121

Machinery - Pumps — 2.0%
CSW Industrials, Inc.	56,609	4,179,442
NN, Inc.#	56,532	492,394

		4,671,836

Medical Products — 0.8%
Avanos Medical, Inc.†	16,960	587,834
Hanger, Inc.†	29,547	774,131
ICU Medical, Inc.†	3,132	587,187

		1,949,152

Medical - Drugs — 0.9%
Prestige Consumer Healthcare, Inc.†#	55,501	2,096,273

Medical - Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	35,525	1,262,559

Metal Processors & Fabrication — 2.3%
Mayville Engineering Co., Inc.†	36,778	343,874
Mueller Industries, Inc.	162,644	5,105,395

		5,449,269

Metal Products - Fasteners — 0.5%
TriMas Corp.†	37,035	1,147,344

Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.	58,110	1,837,438

Networking Products — 0.5%
NETGEAR, Inc.†	42,353	1,063,484

Office Supplies & Forms — 0.4%
ACCO Brands Corp.	103,498	947,007

Oil Companies - Exploration & Production — 1.7%
Berry Petroleum Corp.	88,079	701,990
Callon Petroleum Co.†#	134,873	492,286
Magnolia Oil & Gas Corp., Class A†#	73,269	795,701
QEP Resources, Inc.	231,540	757,136

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
WPX Energy, Inc.†	122,264	$1,203,078

		3,950,191

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†	202,572	265,369

Oil - Field Services — 1.3%
NexTier Oilfield Solutions, Inc.†	85,608	410,063
Oil States International, Inc.†	53,646	855,117
Patterson-UTI Energy, Inc.	180,349	1,612,320
TETRA Technologies, Inc.†	159,356	196,008

		3,073,508

Paper & Related Products — 3.4%
Neenah, Inc.	71,786	5,224,585
Schweitzer-Mauduit International, Inc.	65,301	2,864,102

		8,088,687

Printing - Commercial — 0.7%
Ennis, Inc.	82,663	1,706,164

Publishing - Newspapers — 0.2%
A.H. Belo Corp., Class A	133,475	389,734

Quarrying — 0.6%
Compass Minerals International, Inc.#	24,961	1,379,594

Real Estate Investment Trusts — 5.2%
Acadia Realty Trust	65,268	1,754,404
Apollo Commercial Real Estate Finance, Inc.	101,618	1,856,561
Invesco Mtg. Capital, Inc.	58,766	954,360
New York Mtg. Trust, Inc.	149,553	931,715
Pebblebrook Hotel Trust	91,246	2,390,645
Two Harbors Investment Corp.	129,855	1,888,092
Washington Real Estate Investment Trust	77,302	2,401,773

		12,177,550

Resort/Theme Parks — 0.5%
Six Flags Entertainment Corp.	24,891	1,082,261

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	32,966	493,501
Urban Outfitters, Inc.†	18,262	468,603

		962,104

Retail - Discount — 0.8%
BJ’s Wholesale Club Holdings, Inc.†#	74,802	1,772,807

Retail - Restaurants — 5.4%
Denny’s Corp.†	228,337	4,461,705
Dine Brands Global, Inc.#	63,807	5,288,324
Jack in the Box, Inc.	10,603	840,712
Wendy’s Co.	97,120	2,082,253

		12,672,994

Savings & Loans/Thrifts — 0.5%
People’s United Financial, Inc.	77,073	1,271,705

Semiconductor Equipment — 1.9%
Brooks Automation, Inc.	41,870	1,874,520
Cabot Microelectronics Corp.	18,863	2,516,513

		4,391,033

Wire & Cable Products — 0.6%
Belden, Inc.	24,612	1,322,649

Total Long-Term Investment Securities
(cost $207,752,571)		225,052,300

206

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3) (cost $284,504)	284,504	$284,504

TOTAL INVESTMENTS
(cost $208,037,075)(4)	95.9%	225,336,804
Other assets less liabilities	4.1	9,747,868

NET ASSETS	100.0%	$235,084,672

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2019, the Fund had loaned securities with a total value of $14,221,141. This was secured by collateral of $284,504, which was received in cash and subsequently invested in short-term investments currently valued at $284,504 as reported in the Portfolio of Investments. Additional collateral of $14,533,907 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	$312,259
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	14,221,648

(3)	The rate shown is the 7-day yield as of November 30, 2019.
(4)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$2,397,132	$—	$21,301	$2,418,433
Other Industries	222,633,867	—	—	222,633,867
Short-Term Investment Securities	284,504	—	—	284,504

Total Investments at Value	$225,315,503	$—	$21,301	$225,336,804

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

207

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Registered Investment Companies	10.9%
Medical — Biomedical/Gene	7.8
Enterprise Software/Service	4.6
Medical Products	4.5
Retail — Restaurants	3.6
Real Estate Investment Trusts	3.4
Internet Application Software	3.3
Semiconductor Equipment	3.3
Therapeutics	3.0
Electronic Components — Semiconductors	2.2
Electronic Measurement Instruments	2.1
Retail — Apparel/Shoe	2.0
Applications Software	1.8
Schools	1.8
Instruments — Scientific	1.7
Machinery — General Industrial	1.7
Consulting Services	1.7
Aerospace/Defense — Equipment	1.7
Chemicals — Specialty	1.7
Electronic Security Devices	1.6
Electric Products — Misc.	1.6
Computer Software	1.5
Commercial Services — Finance	1.5
Aerospace/Defense	1.5
Disposable Medical Products	1.5
Machine Tools & Related Products	1.4
Food — Misc./Diversified	1.4
Coatings/Paint	1.4
Medical Instruments	1.3
Veterinary Diagnostics	1.3
Hotels/Motels	1.2
Resorts/Theme Parks	1.2
Drug Delivery Systems	1.2
Office Automation & Equipment	1.2
Data Processing/Management	1.1
Miscellaneous Manufacturing	1.1
Office Supplies & Forms	1.1
Banks — Commercial	1.1
Retail — Misc./Diversified	1.1
Shipbuilding	1.0
Finance — Investment Banker/Broker	1.0
Finance — Other Services	1.0
Medical — HMO	1.0
Entertainment Software	0.9
Internet Telephone	0.9
Computers — Other	0.8
Telecom Equipment — Fiber Optics	0.8
Recreational Centers	0.8
Distribution/Wholesale	0.8
Advanced Materials	0.8
Metal Processors & Fabrication	0.8
Retail — Floor Coverings	0.8
Machinery — Pumps	0.7
Internet Security	0.7
E-Commerce/Services	0.7
Healthcare Safety Devices	0.7
Medical Labs & Testing Services	0.7
Advertising Services	0.6
Decision Support Software	0.6
Building & Construction Products — Misc.	0.6
Diversified Manufacturing Operations	0.6
Transport — Truck	0.6
Medical — Drugs	0.6
Apparel Manufacturers	0.5
Building — Maintenance & Services	0.4

108.5%

*	Calculated as a percentage of net assets

208

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Advanced Materials — 0.8%
Hexcel Corp.	12,613	$1,004,373

Advertising Services — 0.6%
Trade Desk, Inc., Class A†#	3,075	809,770

Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	5,484	1,875,473

Aerospace/Defense - Equipment — 1.7%
Aerojet Rocketdyne Holdings, Inc.†	31,518	1,393,096
HEICO Corp., Class A	7,451	748,378

		2,141,474

Apparel Manufacturers — 0.5%
Columbia Sportswear Co.	7,037	650,922

Applications Software — 1.8%
Cloudflare, Inc., Class A†	27,717	539,927
Elastic NV†	8,473	672,841
HubSpot, Inc.†#	7,378	1,114,078

		2,326,846

Banks - Commercial — 1.1%
First Republic Bank	6,073	667,423
Glacier Bancorp, Inc.	15,890	696,776

		1,364,199

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	12,040	761,650

Building - Maintenance & Services — 0.4%
Rollins, Inc.	14,409	516,563

Chemicals - Specialty — 1.7%
Ashland Global Holdings, Inc.	20,922	1,500,107
Ingevity Corp.†	6,857	619,256

		2,119,363

Coatings/Paint — 1.4%
RPM International, Inc.	24,079	1,775,345

Commercial Services - Finance — 1.5%
Euronet Worldwide, Inc.†	6,037	948,956
MarketAxess Holdings, Inc.	2,379	960,688

		1,909,644

Computer Software — 1.5%
Splunk, Inc.†	12,958	1,933,593

Computers - Other — 0.8%
Lumentum Holdings, Inc.†	14,204	1,046,267

Consulting Services — 1.7%
Booz Allen Hamilton Holding Corp.	29,657	2,157,843

Data Processing/Management — 1.1%
DocuSign, Inc.†	20,484	1,458,666

Decision Support Software — 0.6%
MSCI, Inc.	3,089	800,638

Disposable Medical Products — 1.5%
Teleflex, Inc.	5,294	1,870,582

Distribution/Wholesale — 0.8%
SiteOne Landscape Supply, Inc.†#	11,471	1,018,166

Diversified Manufacturing Operations — 0.6%
Standex International Corp.	9,759	753,200

Drug Delivery Systems — 1.2%
DexCom, Inc.†	6,817	1,549,572

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.7%
IAC/InterActiveCorp†	4,162	$926,877

Electric Products - Misc. — 1.6%
Novanta, Inc.†	21,661	2,018,372

Electronic Components - Semiconductors — 2.2%
Marvell Technology Group, Ltd.	62,257	1,641,717
Monolithic Power Systems, Inc.	7,393	1,187,907

		2,829,624

Electronic Measurement Instruments — 2.1%
Badger Meter, Inc.	23,033	1,428,046
Keysight Technologies, Inc.†	12,054	1,290,140

		2,718,186

Electronic Security Devices — 1.6%
Allegion PLC	17,028	2,043,871

Enterprise Software/Service — 4.6%
Alteryx, Inc., Class A†#	7,270	825,363
Black Knight, Inc.†#	21,233	1,337,892
Coupa Software, Inc.†#	8,702	1,335,670
Paycom Software, Inc.†	4,810	1,331,456
Tyler Technologies, Inc.†	3,795	1,101,195

		5,931,576

Entertainment Software — 0.9%
Take-Two Interactive Software, Inc.†	9,622	1,167,630

Finance - Investment Banker/Broker — 1.0%
Evercore, Inc., Class A	16,331	1,263,693

Finance - Other Services — 1.0%
Cboe Global Markets, Inc.	10,514	1,250,115

Food - Misc./Diversified — 1.4%
BellRing Brands, Inc., Class A†#	35,130	703,654
Beyond Meat, Inc.†#	2,196	182,180
Lamb Weston Holdings, Inc.	10,618	891,700

		1,777,534

Healthcare Safety Devices — 0.7%
Tandem Diabetes Care, Inc.†	13,417	926,175

Hotels/Motels — 1.2%
Choice Hotels International, Inc.	16,406	1,595,483

Instruments - Scientific — 1.7%
PerkinElmer, Inc.	23,829	2,213,714

Internet Application Software — 3.3%
Anaplan, Inc.†	21,645	1,167,099
Okta, Inc.†#	11,594	1,504,669
Zendesk, Inc.†	19,996	1,579,684

		4,251,452

Internet Security — 0.7%
Proofpoint, Inc.†	7,942	942,636

Internet Telephone — 0.9%
RingCentral, Inc., Class A†	6,551	1,129,851

Machine Tools & Related Products — 1.4%
Colfax Corp.†#	54,213	1,826,978

Machinery - General Industrial — 1.7%
IDEX Corp.	7,528	1,225,107
Welbilt, Inc.†	57,284	956,070

		2,181,177

Machinery - Pumps — 0.7%
Xylem, Inc.	12,353	957,481

209

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 1.3%
Bio-Techne Corp.	6,099	$1,331,107
Silk Road Medical, Inc.†#	8,983	323,567

		1,654,674

Medical Labs & Testing Services — 0.7%
SI-BONE, Inc.†#	2,750	48,922
Teladoc Health, Inc.†#	9,989	836,479

		885,401

Medical Products — 4.5%
Castle Biosciences, Inc.†	16,368	440,790
Cooper Cos., Inc.	4,161	1,302,768
Glaukos Corp.†#	10,438	669,389
Nevro Corp.†	10,823	1,209,795
West Pharmaceutical Services, Inc.	14,269	2,097,971

		5,720,713

Medical - Biomedical/Gene — 7.8%
10X Genomics, Inc., Class A†#	5,626	365,071
ACADIA Pharmaceuticals, Inc.†#	16,462	745,564
Amarin Corp. PLC ADR†#	39,487	839,888
Atreca, Inc., Class A†#	20,734	206,096
Bluebird Bio, Inc.†#	8,280	670,183
Centogene NV†#	34,659	449,527
Exelixis, Inc.†	67,806	1,127,614
Guardant Health, Inc.†	14,205	1,103,302
Incyte Corp.†	10,044	945,743
Moderna, Inc.†#	30,910	629,328
Rigel Pharmaceuticals, Inc.†	107,494	240,787
Sage Therapeutics, Inc.†#	4,153	642,760
Stemline Therapeutics, Inc.†#	72,608	776,180
Synthorx, Inc.†#	26,962	482,620
Y-mAbs Therapeutics, Inc.†	22,790	769,162

		9,993,825

Medical - Drugs — 0.6%
Alector, Inc.†#	22,726	423,613
BioSpecifics Technologies Corp.†	5,331	293,205

		716,818

Medical - HMO — 1.0%
Molina Healthcare, Inc.†	9,065	1,228,307

Metal Processors & Fabrication — 0.8%
RBC Bearings, Inc.†	6,024	999,261

Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.	22,930	725,047
John Bean Technologies Corp.	6,400	701,120

		1,426,167

Office Automation & Equipment — 1.2%
Zebra Technologies Corp., Class A†	5,975	1,499,366

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	10,738	1,399,913

Real Estate Investment Trusts — 3.4%
Equity LifeStyle Properties, Inc.	22,440	1,662,355
Ryman Hospitality Properties, Inc.	11,110	991,345
SBA Communications Corp.	3,591	849,164
Terreno Realty Corp.	13,687	790,014

		4,292,878

Recreational Centers — 0.8%
Planet Fitness, Inc., Class A†	13,839	1,022,979

Security Description	Shares	Value (Note 2)

Resort/Theme Parks — 1.2%
Vail Resorts, Inc.	6,462	$1,568,134

Retail - Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	11,294	2,541,150

Retail - Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	19,992	959,816

Retail - Misc./Diversified — 1.1%
Five Below, Inc.†	10,994	1,360,068

Retail - Restaurants — 3.6%
Domino’s Pizza, Inc.#	6,413	1,887,346
Dunkin’ Brands Group, Inc.	19,409	1,485,759
Wingstop, Inc.	14,631	1,170,480

		4,543,585

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	14,856	2,236,125

Semiconductor Equipment — 3.3%
Entegris, Inc.	38,517	1,822,625
MKS Instruments, Inc.	11,122	1,182,046
Teradyne, Inc.	19,407	1,214,684

		4,219,355

Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	5,041	1,268,668

Telecom Equipment - Fiber Optics — 0.8%
Viavi Solutions, Inc.†	69,354	1,041,697

Therapeutics — 3.0%
Agios Pharmaceuticals, Inc.†#	28,634	1,113,863
GW Pharmaceuticals PLC ADR†#	3,990	407,419
Neurocrine Biosciences, Inc.†	9,194	1,072,112
Sarepta Therapeutics, Inc.†#	10,418	1,171,921

		3,765,315

Transport - Truck — 0.6%
Old Dominion Freight Line, Inc.	3,914	749,883

Veterinary Diagnostics — 1.3%
Elanco Animal Health, Inc.†	28,933	801,733
Neogen Corp.†	12,482	830,927

		1,632,660

Total Long-Term Investment Securities
(cost $103,828,211)		124,523,332

SHORT-TERM INVESTMENT SECURITIES — 10.9%
Registered Investment Companies — 10.9%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.34%(1)	3,802,463	3,802,463
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(1)(2)	10,057,402	10,057,402

Total Short-Term Investment Securities
(cost $13,859,865)		13,859,865

TOTAL INVESTMENTS
(cost $117,688,076)(3)	108.5%	138,383,197
Liabilities in excess of other assets	(8.5)	(10,826,083)

NET ASSETS	100.0%	$127,557,114

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2019.

210

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

(2)

At November 30, 2019, the Fund had loaned securities with a total value of $19,042,589. This was secured by collateral of $10,057,402, which was received in cash and subsequently invested in short-term investments currently valued at $10,057,402 as reported in the Portfolio of Investments. Additional collateral of $9,411,134 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$40,800
United States Treasury Bills	0.00%	12/12/2019 to 06/18/2020	493,276
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	8,877,058

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$124,523,332	$—	$—	$124,523,332
Short-Term Investment Securities	13,859,865	—	—	13,859,865

Total Investments at Value	$138,383,197	$—	$—	$138,383,197

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

211

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Applications Software	5.3%
Medical — Drugs	4.8
Computers	4.5
Diversified Banking Institutions	3.8
Electronic Components — Semiconductors	3.0
Web Portals/ISP	3.0
E-Commerce/Products	2.9
Real Estate Investment Trusts	2.9
Electric — Integrated	2.8
Finance — Credit Card	2.8
Internet Content — Entertainment	2.4
Telephone — Integrated	2.0
Oil Companies — Integrated	1.9
Insurance — Property/Casualty	1.9
Aerospace/Defense	1.8
Banks — Super Regional	1.8
Medical — Biomedical/Gene	1.7
Commercial Services — Finance	1.7
Retail — Discount	1.6
Medical — HMO	1.6
Medical Products	1.6
Beverages — Non-alcoholic	1.6
Cosmetics & Toiletries	1.5
Repurchase Agreements	1.5
Diversified Manufacturing Operations	1.4
Retail — Building Products	1.3
Medical Instruments	1.2
Retail — Restaurants	1.2
Computer Services	1.1
Cable/Satellite TV	1.1
Multimedia	1.1
Oil Companies — Exploration & Production	1.0
Insurance — Multi-line	0.9
Transport — Rail	0.9
Tobacco	0.8
Diagnostic Equipment	0.8
Data Processing/Management	0.8
Networking Products	0.8
Food — Misc./Diversified	0.7
Chemicals — Diversified	0.7
Aerospace/Defense — Equipment	0.7
Pharmacy Services	0.7
Industrial Gases	0.6
Semiconductor Components — Integrated Circuits	0.6
Finance — Other Services	0.6
Electronic Forms	0.6
Instruments — Controls	0.6
Insurance Brokers	0.5
Transport — Services	0.5
Oil Refining & Marketing	0.5
Investment Management/Advisor Services	0.5
Banks — Commercial	0.5
Enterprise Software/Service	0.5
Insurance — Life/Health	0.5
Semiconductor Equipment	0.4
Athletic Footwear	0.4
Computer Aided Design	0.4
Airlines	0.4
E-Commerce/Services	0.4
Pipelines	0.4
Banks — Fiduciary	0.4
Oil — Field Services	0.3
Retail — Auto Parts	0.3
Entertainment Software	0.3
Machinery — Construction & Mining	0.3
Auto — Cars/Light Trucks	0.3
Retail — Major Department Stores	0.3
Electronic Measurement Instruments	0.3
Chemicals — Specialty	0.3

Hotels/Motels	0.3
Electric Products — Misc.	0.3
Finance — Investment Banker/Broker	0.3
Apparel Manufacturers	0.3
Consumer Products — Misc.	0.2
Machinery — General Industrial	0.2
Distribution/Wholesale	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Connectors	0.2
Building — Residential/Commercial	0.2
Medical Labs & Testing Services	0.2
Medical — Wholesale Drug Distribution	0.2
Machinery — Farming	0.2
Electric — Distribution	0.2
Retail — Apparel/Shoe	0.2
Cruise Lines	0.2
Casino Hotels	0.2
Medical — Hospitals	0.2
Coatings/Paint	0.2
Retail — Drug Store	0.2
Registered Investment Companies	0.2
Containers — Paper/Plastic	0.2
Beverages — Wine/Spirits	0.2
Computers — Memory Devices	0.2
Food — Wholesale/Distribution	0.2
Food — Meat Products	0.1
Consulting Services	0.1
Machinery — Pumps	0.1
Building Products — Cement	0.1
Commercial Services	0.1
Broadcast Services/Program	0.1
Building Products — Air & Heating	0.1
Food — Confectionery	0.1
Dental Supplies & Equipment	0.1
Tools — Hand Held	0.1
Auto/Truck Parts & Equipment — Original	0.1
Gold Mining	0.1
U.S. Government Treasuries	0.1
Engines — Internal Combustion	0.1
Computer Software	0.1
Auto — Heavy Duty Trucks	0.1
Wireless Equipment	0.1
Advertising Agencies	0.1
Instruments — Scientific	0.1
Cellular Telecom	0.1
Agricultural Operations	0.1
Industrial Automated/Robotic	0.1
Finance — Consumer Loans	0.1
Medical Information Systems	0.1
Telecom Equipment — Fiber Optics	0.1
Gas — Distribution	0.1
Decision Support Software	0.1
Containers — Metal/Glass	0.1
Water	0.1
Food — Retail	0.1
Diagnostic Kits	0.1
Respiratory Products	0.1
Web Hosting/Design	0.1
E-Services/Consulting	0.1
Agricultural Biotech	0.1
Real Estate Management/Services	0.1
Retail — Consumer Electronics	0.1
Paper & Related Products	0.1
Soap & Cleaning Preparation	0.1
Steel — Producers	0.1
Agricultural Chemicals	0.1
Medical — Generic Drugs	0.1
Metal — Copper	0.1
Disposable Medical Products	0.1

212

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Automobile	0.1%
Computer Data Security	0.1
Retail — Jewelry	0.1
Internet Security	0.1
Electronic Components — Misc.	0.1
Retail — Perfume & Cosmetics	0.1
Building Products — Wood	0.1
Television	0.1
Toys	0.1

100.0%

*	Calculated as a percentage of net assets

213

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	74,037	$1,658,429
Omnicom Group, Inc.	41,590	3,305,573

		4,964,002

Aerospace/Defense — 1.8%
Boeing Co.	102,211	37,427,624
General Dynamics Corp.	44,733	8,129,775
Lockheed Martin Corp.	47,515	18,579,791
Northrop Grumman Corp.	30,086	10,583,352
Raytheon Co.	53,248	11,577,180
TransDigm Group, Inc.	9,491	5,382,346

		91,680,068

Aerospace/Defense - Equipment — 0.7%
Arconic, Inc.	74,064	2,293,022
L3Harris Technologies, Inc.	42,692	8,584,934
United Technologies Corp.	155,091	23,006,199

		33,884,155

Agricultural Biotech — 0.1%
Corteva, Inc.	143,188	3,725,752

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	41,744	1,928,990
Mosaic Co.	67,876	1,293,038

		3,222,028

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	106,493	4,571,744

Airlines — 0.4%
Alaska Air Group, Inc.	23,570	1,626,566
American Airlines Group, Inc.#	75,771	2,177,658
Delta Air Lines, Inc.	110,644	6,341,008
Southwest Airlines Co.	92,496	5,331,469
United Airlines Holdings, Inc.†	42,246	3,920,429

		19,397,130

Apparel Manufacturers — 0.3%
Capri Holdings, Ltd.†	28,982	1,076,392
Hanesbrands, Inc.	69,128	1,041,759
PVH Corp.	14,177	1,374,602
Ralph Lauren Corp.	9,912	1,063,954
Tapestry, Inc.	54,845	1,474,782
Under Armour, Inc., Class A†#	35,973	679,530
Under Armour, Inc., Class C†	37,160	642,868
VF Corp.	62,428	5,527,375

		12,881,262

Appliances — 0.0%
Whirlpool Corp.	12,147	1,738,236

Applications Software — 5.3%
Intuit, Inc.	49,726	12,873,564
Microsoft Corp.	1,459,891	220,998,299
salesforce.com, Inc.†	167,682	27,313,721
ServiceNow, Inc.†	35,843	10,145,003

		271,330,587

Athletic Footwear — 0.4%
NIKE, Inc., Class B	239,357	22,377,486

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.	749,312	6,788,767
General Motors Co.	240,224	8,648,064

		15,436,831

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	66,226	$5,388,810

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC	48,984	4,598,618
BorgWarner, Inc.	39,485	1,660,344

		6,258,962

Banks - Commercial — 0.5%
BB&T Corp.	146,490	8,015,933
Citizens Financial Group, Inc.	85,483	3,287,676
First Republic Bank	32,164	3,534,824
M&T Bank Corp.	25,557	4,210,260
Regions Financial Corp.	190,774	3,174,479
SVB Financial Group†	9,854	2,283,468
Zions Bancorp NA	33,835	1,684,306

		26,190,946

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	164,017	8,031,912
Northern Trust Corp.	41,087	4,406,170
State Street Corp.	71,238	5,349,974

		17,788,056

Banks - Super Regional — 1.8%
Comerica, Inc.	28,558	2,010,769
Fifth Third Bancorp	139,670	4,216,637
Huntington Bancshares, Inc.	198,436	2,954,712
KeyCorp	191,823	3,719,448
PNC Financial Services Group, Inc.	85,133	13,043,227
SunTrust Banks, Inc.	84,881	6,012,970
US Bancorp	274,182	16,459,145
Wells Fargo & Co.	766,628	41,750,561

		90,167,469

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	735,819	39,292,734
Monster Beverage Corp.†	73,968	4,424,766
PepsiCo, Inc.	267,330	36,311,434

		80,028,934

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	34,801	2,360,204
Constellation Brands, Inc., Class A	31,976	5,949,454

		8,309,658

Brewery — 0.0%
Molson Coors Brewing Co., Class B	35,917	1,813,090

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	30,217	995,348
Discovery, Inc., Class C†	66,339	2,024,666
Fox Corp., Class A	67,768	2,423,384
Fox Corp., Class B	31,044	1,085,919

		6,529,317

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	26,746	1,691,952

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC	152,139	6,516,113

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	11,939	3,204,427
Vulcan Materials Co.	25,294	3,588,460

		6,792,887

214

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Wood — 0.1%
Masco Corp.	55,344	$2,576,263

Building - Maintenance & Services — 0.0%
Rollins, Inc.#	26,924	965,225

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	64,346	3,561,551
Lennar Corp., Class A	54,378	3,243,648
NVR, Inc.†	670	2,540,566
PulteGroup, Inc.	49,286	1,954,190

		11,299,955

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	30,912	14,528,949
Comcast Corp., Class A	867,196	38,286,704
DISH Network Corp., Class A†	46,000	1,571,820

		54,387,473

Casino Hotels — 0.2%
Las Vegas Sands Corp.	64,760	4,063,690
MGM Resorts International	99,697	3,185,319
Wynn Resorts, Ltd.	18,519	2,238,021

		9,487,030

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	60,448	4,748,190

Chemicals - Diversified — 0.7%
Celanese Corp.	23,660	2,970,986
Dow, Inc.	142,103	7,584,037
DuPont de Nemours, Inc.	142,537	9,237,823
Eastman Chemical Co.	26,193	2,052,746
FMC Corp.	24,939	2,443,025
LyondellBasell Industries NV, Class A	49,356	4,567,404
PPG Industries, Inc.	45,179	5,820,862

		34,676,883

Chemicals - Specialty — 0.3%
Albemarle Corp.#	20,264	1,324,860
Ecolab, Inc.	47,866	8,935,146
International Flavors & Fragrances, Inc.#	20,415	2,883,211

		13,143,217

Coatings/Paint — 0.2%
Sherwin-Williams Co.	15,699	9,154,558

Commercial Services — 0.1%
Cintas Corp.	15,872	4,080,056
Nielsen Holdings PLC	68,005	1,329,498
Quanta Services, Inc.	27,186	1,132,025

		6,541,579

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	82,970	14,169,617
Equifax, Inc.	23,113	3,227,499
FleetCor Technologies, Inc.†	16,551	5,079,833
Global Payments, Inc.	57,367	10,389,164
H&R Block, Inc.#	38,377	935,631
IHS Markit, Ltd.†	76,691	5,571,601
MarketAxess Holdings, Inc.	7,219	2,915,177
Moody’s Corp.	31,111	7,051,930
PayPal Holdings, Inc.†	224,981	24,300,198
S&P Global, Inc.	47,093	12,463,162

		86,103,812

Computer Aided Design — 0.4%
ANSYS, Inc.†	16,080	4,095,415

Security Description	Shares	Value (Note 2)

Computer Aided Design (continued)
Autodesk, Inc.†	41,985	$7,595,087
Cadence Design Systems, Inc.†	53,566	3,763,012
Synopsys, Inc.†	28,734	4,052,643

		19,506,157

Computer Data Security — 0.1%
Fortinet, Inc.†	27,136	2,852,265

Computer Services — 1.1%
Accenture PLC, Class A	121,822	24,505,713
Cognizant Technology Solutions Corp., Class A	105,598	6,769,888
DXC Technology Co.	50,087	1,869,748
International Business Machines Corp.	169,379	22,773,006
Leidos Holdings, Inc.	25,846	2,347,851

		58,266,206

Computer Software — 0.1%
Akamai Technologies, Inc.†	31,544	2,748,113
Citrix Systems, Inc.	23,527	2,654,081

		5,402,194

Computers — 4.5%
Apple, Inc.	812,225	217,067,131
Hewlett Packard Enterprise Co.	249,631	3,951,659
HP, Inc.	283,342	5,689,507

		226,708,297

Computers - Memory Devices — 0.2%
NetApp, Inc.	45,490	2,756,239
Seagate Technology PLC	45,267	2,701,534
Western Digital Corp.	56,596	2,848,477

		8,306,250

Consulting Services — 0.1%
Gartner, Inc.†	17,234	2,765,367
Verisk Analytics, Inc.	31,262	4,610,520

		7,375,887

Consumer Products - Misc. — 0.2%
Clorox Co.	24,042	3,563,745
Kimberly-Clark Corp.	65,811	8,972,672

		12,536,417

Containers - Metal/Glass — 0.1%
Ball Corp.	63,479	4,193,423

Containers - Paper/Plastic — 0.2%
Amcor PLC	310,606	3,186,818
Packaging Corp. of America	18,099	2,025,278
Sealed Air Corp.	29,546	1,114,771
WestRock Co.	49,204	1,984,397

		8,311,264

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	164,051	11,125,939
Coty, Inc., Class A	56,239	648,998
Estee Lauder Cos., Inc., Class A	42,297	8,267,795
Procter & Gamble Co.	478,505	58,406,320

		78,449,052

Cruise Lines — 0.2%
Carnival Corp.	76,557	3,451,189
Norwegian Cruise Line Holdings, Ltd.†	41,223	2,211,202
Royal Caribbean Cruises, Ltd.	32,856	3,943,377

		9,605,768

215

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	21,851	$2,703,187
Fidelity National Information Services, Inc.	117,290	16,203,613
Fiserv, Inc.†	109,140	12,686,434
Jack Henry & Associates, Inc.	14,722	2,236,861
Paychex, Inc.	61,149	5,266,152

		39,096,247

Decision Support Software — 0.1%
MSCI, Inc.	16,195	4,197,582

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	13,897	3,854,194
DENTSPLY SIRONA, Inc.	42,864	2,423,531

		6,277,725

Diagnostic Equipment — 0.8%
Danaher Corp.	122,073	17,820,217
Thermo Fisher Scientific, Inc.	76,571	24,039,465

		41,859,682

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	16,460	4,141,007

Dialysis Centers — 0.0%
DaVita, Inc.†	17,390	1,248,080

Disposable Medical Products — 0.1%
Teleflex, Inc.	8,839	3,123,172

Distribution/Wholesale — 0.2%
Copart, Inc.†	38,550	3,430,950
Fastenal Co.	109,640	3,894,413
LKQ Corp.†	58,928	2,078,980
WW Grainger, Inc.	8,452	2,678,861

		12,083,204

Diversified Banking Institutions — 3.8%
Bank of America Corp.	1,601,773	53,371,076
Citigroup, Inc.	431,932	32,446,732
Goldman Sachs Group, Inc.	61,873	13,695,589
JPMorgan Chase & Co.	611,359	80,552,662
Morgan Stanley	240,167	11,883,463

		191,949,522

Diversified Manufacturing Operations — 1.4%
3M Co.	109,993	18,673,512
A.O. Smith Corp.	26,453	1,280,325
Eaton Corp. PLC	80,305	7,428,212
General Electric Co.	1,668,618	18,805,325
Illinois Tool Works, Inc.	56,282	9,811,641
Ingersoll-Rand PLC	46,190	6,055,971
Parker-Hannifin Corp.	24,558	4,881,885
Textron, Inc.	43,999	2,034,514

		68,971,385

E-Commerce/Products — 2.9%
Amazon.com, Inc.†	79,446	143,066,357
eBay, Inc.	150,750	5,354,640

		148,420,997

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	8,128	15,475,956
Cars.com, Inc.†	1	13
Expedia Group, Inc.	26,739	2,718,287
TripAdvisor, Inc.	20,075	570,130

		18,764,386

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 0.1%
CDW Corp.	27,669	$3,736,698

Electric Products - Misc. — 0.3%
AMETEK, Inc.	43,660	4,322,777
Emerson Electric Co.	117,607	8,686,453

		13,009,230

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	96,025	2,358,374
Sempra Energy	52,494	7,730,791

		10,089,165

Electric - Integrated — 2.8%
AES Corp.	126,929	2,400,227
Alliant Energy Corp.	45,414	2,406,942
Ameren Corp.	46,997	3,493,287
American Electric Power Co., Inc.	94,414	8,624,719
CMS Energy Corp.	54,260	3,326,138
Consolidated Edison, Inc.	63,506	5,518,036
Dominion Energy, Inc.	157,150	13,060,736
DTE Energy Co.	35,048	4,378,897
Duke Energy Corp.	139,309	12,282,875
Edison International	68,466	4,731,001
Entergy Corp.	38,016	4,424,682
Evergy, Inc.	45,021	2,848,479
Eversource Energy	61,872	5,113,102
Exelon Corp.	185,768	8,248,099
FirstEnergy Corp.	103,246	4,923,802
NextEra Energy, Inc.	93,449	21,850,245
Pinnacle West Capital Corp.	21,472	1,876,438
PPL Corp.	138,094	4,699,339
Public Service Enterprise Group, Inc.	96,678	5,733,972
Southern Co.	199,849	12,388,640
WEC Energy Group, Inc.	60,311	5,346,570
Xcel Energy, Inc.	100,259	6,164,926

		143,841,152

Electronic Components - Misc. — 0.1%
Garmin, Ltd.	27,623	2,698,491

Electronic Components - Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	207,557	8,125,857
Broadcom, Inc.	76,112	24,067,375
Intel Corp.	847,017	49,169,337
IPG Photonics Corp.†	6,815	968,343
Microchip Technology, Inc.#	45,514	4,302,894
Micron Technology, Inc.†	211,047	10,026,843
NVIDIA Corp.	116,441	25,237,422
Qorvo, Inc.†	22,520	2,346,809
Skyworks Solutions, Inc.	32,829	3,227,091
Texas Instruments, Inc.	178,509	21,458,567
Xilinx, Inc.	48,298	4,481,088

		153,411,626

Electronic Connectors — 0.2%
Amphenol Corp., Class A	56,871	5,914,584
TE Connectivity, Ltd.	64,231	5,954,856

		11,869,440

Electronic Forms — 0.6%
Adobe, Inc.†	92,816	28,729,336

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	59,170	4,779,161
FLIR Systems, Inc.	25,928	1,388,704
Fortive Corp.	56,455	4,074,357

216

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Keysight Technologies, Inc.†	35,865	$3,838,631

		14,080,853

Electronic Security Devices — 0.0%
Allegion PLC	17,854	2,143,016

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	25,907	2,385,776

Engines - Internal Combustion — 0.1%
Cummins, Inc.	30,169	5,516,703

Enterprise Software/Service — 0.5%
Oracle Corp.	420,955	23,632,414

Entertainment Software — 0.3%
Activision Blizzard, Inc.	146,656	8,041,149
Electronic Arts, Inc.†	56,348	5,691,711
Take-Two Interactive Software, Inc.†	21,640	2,626,014

		16,358,874

Finance - Consumer Loans — 0.1%
Synchrony Financial	116,702	4,365,822

Finance - Credit Card — 2.8%
Alliance Data Systems Corp.	7,832	837,319
American Express Co.	130,079	15,625,090
Capital One Financial Corp.	89,928	8,993,699
Discover Financial Services	60,848	5,164,170
Mastercard, Inc., Class A	170,697	49,882,784
Visa, Inc., Class A	330,197	60,924,649
Western Union Co.#	81,048	2,178,570

		143,606,281

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	222,441	11,010,830
E*TRADE Financial Corp.	43,364	1,921,025

		12,931,855

Finance - Other Services — 0.6%
Cboe Global Markets, Inc.	21,354	2,538,990
CME Group, Inc.	68,467	13,880,315
Intercontinental Exchange, Inc.	107,151	10,090,410
Nasdaq, Inc.	22,042	2,310,002

		28,819,717

Food - Confectionery — 0.1%
Hershey Co.	28,482	4,219,893
J.M. Smucker Co.	21,806	2,291,593

		6,511,486

Food - Meat Products — 0.1%
Hormel Foods Corp.#	53,089	2,364,053
Tyson Foods, Inc., Class A	56,342	5,064,583

		7,428,636

Food - Misc./Diversified — 0.7%
Campbell Soup Co.	32,245	1,501,650
Conagra Brands, Inc.	93,038	2,686,007
General Mills, Inc.	115,388	6,152,488
Kellogg Co.	47,544	3,096,065
Kraft Heinz Co.	118,964	3,628,402
Lamb Weston Holdings, Inc.	27,853	2,339,095
McCormick & Co., Inc.	23,527	3,981,945
Mondelez International, Inc., Class A	275,739	14,487,327

		37,872,979

Security Description	Shares	Value (Note 2)

Food - Retail — 0.1%
Kroger Co.	152,730	$4,175,638

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	98,120	7,903,566

Gas - Distribution — 0.1%
Atmos Energy Corp.	22,600	2,417,296
NiSource, Inc.	71,384	1,888,107

		4,305,403

Gold Mining — 0.1%
Newmont Goldcorp Corp.	156,764	6,019,738

Home Decoration Products — 0.0%
Newell Brands, Inc.	72,859	1,400,350

Home Furnishings — 0.0%
Leggett & Platt, Inc.	25,137	1,315,168

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	54,846	5,758,830
Marriott International, Inc., Class A	52,268	7,336,336

		13,095,166

Human Resources — 0.0%
Robert Half International, Inc.	22,478	1,308,220

Independent Power Producers — 0.0%
NRG Energy, Inc.	48,372	1,921,820

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	22,372	4,381,332

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	42,132	9,957,055
Linde PLC	103,361	21,314,072

		31,271,127

Instruments - Controls — 0.6%
Honeywell International, Inc.	137,570	24,563,124
Mettler-Toledo International, Inc.†	4,705	3,384,824

		27,947,948

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	21,237	1,972,917
Waters Corp.†	12,764	2,834,502

		4,807,419

Insurance Brokers — 0.5%
Aon PLC	45,093	9,181,386
Arthur J. Gallagher & Co.	35,576	3,318,174
Marsh & McLennan Cos., Inc.	96,806	10,461,824
Willis Towers Watson PLC	24,664	4,844,996

		27,806,380

Insurance - Life/Health — 0.5%
Aflac, Inc.	141,562	7,763,260
Globe Life, Inc.	19,191	1,972,067
Lincoln National Corp.	38,276	2,260,198
Principal Financial Group, Inc.	49,574	2,731,528
Prudential Financial, Inc.	76,863	7,195,914
Unum Group	39,891	1,226,249

		23,149,216

Insurance - Multi-line — 0.9%
Allstate Corp.	62,941	7,008,480
American International Group, Inc.(1)	166,327	8,758,780
Assurant, Inc.	11,688	1,552,984
Chubb, Ltd.	87,139	13,199,816

217

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line (continued)
Cincinnati Financial Corp.	29,044	$3,109,160
Hartford Financial Services Group, Inc.	69,135	4,276,691
Loews Corp.	49,721	2,530,799
MetLife, Inc.	152,192	7,595,903

		48,032,613

Insurance - Property/Casualty — 1.9%
Berkshire Hathaway, Inc., Class B†	374,916	82,593,995
Progressive Corp.	111,785	8,165,894
Travelers Cos., Inc.	49,785	6,806,605

		97,566,494

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	7,789	2,112,844

Internet Content - Entertainment — 2.4%
Facebook, Inc., Class A†	459,976	92,749,561
Netflix, Inc.†	83,714	26,341,447
Twitter, Inc.†	147,801	4,568,529

		123,659,537

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	11,496	1,675,082

Internet Security — 0.1%
NortonLifeLock, Inc.	108,715	2,707,003

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	9,682	826,552
Ameriprise Financial, Inc.	25,022	4,100,355
BlackRock, Inc.	22,462	11,116,669
Franklin Resources, Inc.	53,928	1,482,481
Invesco, Ltd.	73,656	1,293,399
Raymond James Financial, Inc.	23,626	2,122,087
T. Rowe Price Group, Inc.	45,040	5,565,143

		26,506,686

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	107,568	15,568,317

Machinery - Farming — 0.2%
Deere & Co.	60,204	10,117,282

Machinery - General Industrial — 0.2%
IDEX Corp.	14,502	2,360,056
Roper Technologies, Inc.	19,885	7,165,957
Wabtec Corp.	34,820	2,735,807

		12,261,820

Machinery - Pumps — 0.1%
Dover Corp.	27,808	3,100,036
Flowserve Corp.	25,080	1,221,396
Xylem, Inc.	34,421	2,667,972

		6,989,404

Medical Information Systems — 0.1%
Cerner Corp.	60,877	4,358,184

Medical Instruments — 1.2%
Boston Scientific Corp.†	266,336	11,519,032
Edwards Lifesciences Corp.†	39,763	9,739,549
Intuitive Surgical, Inc.†	22,036	13,065,145
Medtronic PLC	256,528	28,574,654

		62,898,380

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	34,834	5,085,067
Laboratory Corp. of America Holdings†	18,680	3,218,377

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc.	25,749	$2,743,556

		11,047,000

Medical Products — 1.6%
Abbott Laboratories	337,927	28,875,862
ABIOMED, Inc.†	8,676	1,702,058
Baxter International, Inc.	97,618	8,001,747
Becton Dickinson and Co.	51,615	13,342,478
Cooper Cos., Inc.	9,478	2,967,467
Henry Schein, Inc.†	28,347	1,953,108
Hologic, Inc.†	51,110	2,622,965
Stryker Corp.	61,351	12,568,366
Varian Medical Systems, Inc.†	17,411	2,328,373
Zimmer Biomet Holdings, Inc.	39,257	5,703,257

		80,065,681

Medical - Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	42,872	4,884,836
Amgen, Inc.	114,663	26,913,699
Biogen, Inc.†	35,266	10,573,099
Gilead Sciences, Inc.	242,146	16,281,897
Illumina, Inc.†	28,106	9,015,281
Incyte Corp.†	34,130	3,213,681
Regeneron Pharmaceuticals, Inc.†	15,278	5,637,582
Vertex Pharmaceuticals, Inc.†	49,146	10,898,125

		87,418,200

Medical - Drugs — 4.8%
AbbVie, Inc.	282,687	24,800,130
Allergan PLC	62,720	11,599,437
Bristol-Myers Squibb Co.	448,271	25,524,551
Eli Lilly & Co.	162,440	19,062,334
Johnson & Johnson	504,610	69,378,829
Merck & Co., Inc.	489,544	42,678,446
Pfizer, Inc.	1,057,538	40,736,364
Zoetis, Inc.	91,309	11,004,560

		244,784,651

Medical - Generic Drugs — 0.1%
Mylan NV†	98,634	1,852,347
Perrigo Co. PLC	26,014	1,332,697

		3,185,044

Medical - HMO — 1.6%
Anthem, Inc.	48,912	14,118,938
Centene Corp.†	79,081	4,782,028
Humana, Inc.	25,829	8,813,630
UnitedHealth Group, Inc.	181,197	50,711,604
WellCare Health Plans, Inc.†	9,619	3,097,991

		81,524,191

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	50,852	7,051,138
Universal Health Services, Inc., Class B	15,532	2,166,559

		9,217,697

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	29,077	2,556,159
Cardinal Health, Inc.	57,003	3,136,875
McKesson Corp.	35,354	5,113,603

		10,806,637

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	277,410	3,156,926

218

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.#	29,967	$1,090,199

Multimedia — 1.1%
Viacom, Inc., Class B	67,678	1,629,009
Walt Disney Co.	344,424	52,207,790

		53,836,799

Networking Products — 0.8%
Arista Networks, Inc.†	10,405	2,030,328
Cisco Systems, Inc.	811,701	36,778,172

		38,808,500

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	40,477	3,588,286
Waste Management, Inc.	74,624	8,425,796

		12,014,082

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	36,386	1,416,507

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	16,098	2,098,696

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	20,924	827,126

Oil Companies - Exploration & Production — 1.0%
Apache Corp.	71,883	1,601,553
Cabot Oil & Gas Corp.	79,996	1,275,136
Cimarex Energy Co.	19,399	891,772
Concho Resources, Inc.	38,447	2,789,714
ConocoPhillips	212,260	12,722,864
Devon Energy Corp.	77,283	1,691,725
Diamondback Energy, Inc.	31,174	2,410,997
EOG Resources, Inc.	110,965	7,867,419
Hess Corp.	49,485	3,072,524
Marathon Oil Corp.	153,733	1,790,990
Noble Energy, Inc.	91,442	1,898,336
Occidental Petroleum Corp.	171,025	6,596,434
Pioneer Natural Resources Co.	31,958	4,085,511

		48,694,975

Oil Companies - Integrated — 1.9%
Chevron Corp.	362,978	42,515,613
Exxon Mobil Corp.	808,989	55,116,421

		97,632,034

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	73,783	1,663,807

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	28,950	1,492,373
Marathon Petroleum Corp.	125,871	7,632,817
Phillips 66	85,761	9,838,502
Valero Energy Corp.	79,234	7,566,055

		26,529,747

Oil - Field Services — 0.3%
Baker Hughes a GE Co., LLC	124,115	2,782,659
Halliburton Co.	167,479	3,515,384
Schlumberger, Ltd.	264,431	9,572,402
TechnipFMC PLC	80,245	1,511,816

		17,382,261

Paper & Related Products — 0.1%
International Paper Co.	75,110	3,480,597

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.7%
Cigna Corp.	72,199	$14,434,024
CVS Health Corp.	248,655	18,716,262

		33,150,286

Pipelines — 0.4%
Kinder Morgan, Inc.	372,242	7,299,666
ONEOK, Inc.	78,960	5,610,108
Williams Cos., Inc.	231,738	5,265,087

		18,174,861

Publishing - Newspapers — 0.0%
News Corp., Class A	73,735	949,707
News Corp., Class B	23,284	306,650

		1,256,357

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	21,686	3,524,409
American Tower Corp.	84,642	18,115,927
Apartment Investment & Management Co., Class A	28,466	1,530,617
AvalonBay Communities, Inc.	26,702	5,725,176
Boston Properties, Inc.	27,484	3,807,633
Crown Castle International Corp.	79,492	10,624,901
Digital Realty Trust, Inc.#	39,835	4,818,043
Duke Realty Corp.	69,108	2,431,219
Equinix, Inc.	16,217	9,192,607
Equity Residential	66,653	5,672,170
Essex Property Trust, Inc.	12,567	3,923,166
Extra Space Storage, Inc.	24,573	2,605,967
Federal Realty Investment Trust	13,328	1,760,229
Healthpeak Properties, Inc.	93,900	3,275,232
Host Hotels & Resorts, Inc.	139,557	2,440,852
Iron Mountain, Inc.#	54,895	1,763,227
Kimco Realty Corp.	80,705	1,744,842
Macerich Co.#	21,068	567,361
Mid-America Apartment Communities, Inc.	21,805	2,967,879
Prologis, Inc.	120,671	11,047,430
Public Storage	28,710	6,048,623
Realty Income Corp.	60,846	4,662,629
Regency Centers Corp.	32,037	2,083,687
SBA Communications Corp.	21,626	5,113,900
Simon Property Group, Inc.	58,892	8,905,059
SL Green Realty Corp.	15,758	1,344,630
UDR, Inc.	55,991	2,690,368
Ventas, Inc.	71,239	4,153,946
Vornado Realty Trust	30,281	1,955,244
Welltower, Inc.	77,483	6,552,737
Weyerhaeuser Co.	142,431	4,203,139

		145,252,849

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	64,308	3,666,842

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	14,754	2,258,100

Respiratory Products — 0.1%
ResMed, Inc.	27,471	4,109,662

Retail - Apparel/Shoe — 0.2%
Gap, Inc.	40,955	680,263
L Brands, Inc.#	44,390	849,625
Ross Stores, Inc.	69,730	8,099,139

		9,629,027

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	13,649	2,143,985

219

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts (continued)
AutoZone, Inc.†	4,690	$5,524,445
Genuine Parts Co.	27,930	2,915,054
O’Reilly Automotive, Inc.†	14,630	6,470,556

		17,054,040

Retail - Automobile — 0.1%
CarMax, Inc.†#	31,661	3,079,349

Retail - Building Products — 1.3%
Home Depot, Inc.	209,393	46,173,250
Lowe’s Cos., Inc.	147,568	17,311,202

		63,484,452

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	44,348	3,576,223

Retail - Discount — 1.6%
Costco Wholesale Corp.	84,088	25,210,423
Dollar General Corp.	49,151	7,734,402
Dollar Tree, Inc.†	45,243	4,137,925
Target Corp.	97,690	12,212,227
Walmart, Inc.	271,914	32,382,238

		81,677,215

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	145,052	8,645,099

Retail - Gardening Products — 0.0%
Tractor Supply Co.	22,804	2,153,610

Retail - Jewelry — 0.1%
Tiffany & Co.	20,787	2,781,301

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	20,438	780,119
TJX Cos., Inc.	231,149	14,130,138

		14,910,257

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	11,252	2,631,393

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.	30,424	1,430,232
Macy’s, Inc.#	59,065	904,876

		2,335,108

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	4,877	3,969,488
Darden Restaurants, Inc.	23,482	2,781,208
McDonald’s Corp.	145,206	28,239,663
Starbucks Corp.	228,866	19,552,022
Yum! Brands, Inc.	58,180	5,856,981

		60,399,362

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	84,799	1,399,183

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	70,630	7,977,658
Maxim Integrated Products, Inc.	51,868	2,939,360
QUALCOMM, Inc.	218,321	18,240,720

		29,157,738

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	176,622	10,226,414
KLA Corp.	30,450	4,989,537
Lam Research Corp.	27,634	7,373,580

		22,589,531

Security Description	Shares	Value (Note 2)

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	7,903	$1,988,948

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	47,245	3,318,489

Steel - Producers — 0.1%
Nucor Corp.	57,964	3,266,851

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	149,301	4,335,701

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	66,120	1,656,967

Telephone - Integrated — 2.0%
AT&T, Inc.	1,397,100	52,223,598
CenturyLink, Inc.	187,700	2,719,773
Verizon Communications, Inc.	790,805	47,638,093

		102,581,464

Television — 0.1%
CBS Corp., Class B	62,567	2,526,455

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	11,450	1,595,786

Tobacco — 0.8%
Altria Group, Inc.	357,181	17,751,896
Philip Morris International, Inc.	297,477	24,669,767

		42,421,663

Tools - Hand Held — 0.1%
Snap-on, Inc.	10,557	1,693,976
Stanley Black & Decker, Inc.	29,014	4,576,669

		6,270,645

Toys — 0.1%
Hasbro, Inc.	24,078	2,448,733

Transport - Rail — 0.9%
CSX Corp.	152,611	10,917,791
Kansas City Southern	19,233	2,931,494
Norfolk Southern Corp.	50,363	9,745,240
Union Pacific Corp.	134,706	23,706,909

		47,301,434

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	25,885	1,989,262
Expeditors International of Washington, Inc.	32,642	2,440,316
FedEx Corp.	45,887	7,344,215
United Parcel Service, Inc., Class B	133,522	15,986,589

		27,760,382

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	16,331	1,888,190

Water — 0.1%
American Water Works Co., Inc.	34,541	4,180,497

Water Treatment Systems — 0.0%
Pentair PLC	32,131	1,425,010

Web Hosting/Design — 0.1%
VeriSign, Inc.†	19,916	3,798,778

Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	57,271	74,686,538
Alphabet, Inc., Class C†	57,779	75,399,284

		150,085,822

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	31,655	$5,295,881

Total Common Stocks
(cost $2,174,015,913)		4,989,918,414

RIGHTS — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp Expires 12/09/2019 (strike price $33.52)† (cost $0)	2,489	1,693

Total Long-Term Investment Securities
(cost $2,174,015,913)		4,989,920,107

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.62%(2)(3)	8,619,037	8,619,037

U.S. Government Treasuries — 0.1%
United States Treasury Bills
1.54% due 02/20/2020(4)	$3,700,000	3,687,194
1.65% due 12/24/2019(4)	2,000,000	1,998,063

		5,685,257

Total Short-Term Investment Securities
(cost $14,304,175)		14,304,294

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $77,311,611 and collateralized by $76,980,000 of United States Treasury Notes, bearing interest at 2.88%, due 11/15/2021 and having an approximate value of $78,856,849 (cost $77,310,000)	77,310,000	77,310,000

TOTAL INVESTMENTS
(cost $2,265,630,088)(5)	100.0%	5,081,534,401
Liabilities in excess of other assets	(0.0)	(1,086,476)

NET ASSETS	100.0%	$5,080,447,925

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of November 30, 2019.
(3)

At November 30, 2019, the Fund had loaned securities with a total value of $28,349,782. This was secured by collateral of $8,619,037, which was received in cash and subsequently invested in short-term investments currently valued at $8,619,037 as reported in the Portfolio of Investments. Additional collateral of $20,553,709 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Bills	0.00%	01/23/2020 to 05/21/2020	$20,985
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2019 to 02/15/2049	20,532,724

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
593	Long	S&P 500 E-Mini Index	December 2019	$92,056,659	$93,210,705	$1,154,046

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$4,989,918,414	$—	$—	$4,989,918,414
Rights	1,693	—	—	1,693
Short-Term Investment Securities:
Registered Investment Companies	8,619,037	—	—	8,619,037
U.S. Government Treasuries	—	5,685,257	—	5,685,257
Repurchase Agreements	—	77,310,000	—	77,310,000

Total Investments at Value	$4,998,539,144	$82,995,257	$—	$5,081,534,401

Other Financial Instruments:†

Futures Contracts	$1,154,046	$—	$—	$1,154,046

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

222

VALIC Company I Systematic Value Fund@

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.8%
Medical — Drugs	6.7
Insurance — Life/Health	6.3
Insurance — Multi-line	5.0
Finance — Credit Card	4.8
Retail — Discount	4.4
Medical — Wholesale Drug Distribution	4.1
Aerospace/Defense — Equipment	3.8
Electronic Components — Semiconductors	3.6
Telephone — Integrated	2.9
Medical — HMO	2.8
Insurance — Property/Casualty	2.8
Medical — Biomedical/Gene	2.6
Cable/Satellite TV	2.4
Cosmetics & Toiletries	2.3
Building — Residential/Commercial	2.1
Insurance — Reinsurance	2.1
Diversified Banking Institutions	2.0
Advertising Agencies	1.8
Computers	1.6
Investment Management/Advisor Services	1.6
Pharmacy Services	1.6
Banks — Commercial	1.5
Medical Products	1.5
Semiconductor Equipment	1.4
Banks — Fiduciary	1.3
Food — Misc./Diversified	1.3
Finance — Consumer Loans	1.1
Banks — Super Regional	1.1
Dental Supplies & Equipment	1.1
Consumer Products — Misc.	0.9
Beverages — Non-alcoholic	0.9
Real Estate Management/Services	0.8
Medical Instruments	0.8
Office Automation & Equipment	0.7
Instruments — Controls	0.7
Computer Services	0.7
Steel — Producers	0.7
Oil Refining & Marketing	0.6
Auto/Truck Parts & Equipment — Original	0.6
Electric — Integrated	0.6
Diversified Manufacturing Operations	0.6
Computers — Memory Devices	0.5
Airlines	0.5
Toys	0.5
Finance — Investment Banker/Broker	0.4
Electronic Components — Misc.	0.4
Broadcast Services/Program	0.3
Tools — Hand Held	0.3
Repurchase Agreements	0.3
Commercial Services — Finance	0.3
Data Processing/Management	0.2
Electronic Measurement Instruments	0.2
Medical Labs & Testing Services	0.2

100.1%

*	Calculated as a percentage of net assets

223

VALIC Company I Systematic Value Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Advertising Agencies — 1.8%
Interpublic Group of Cos., Inc.	16,119	$361,066
Omnicom Group, Inc.#	7,348	584,019

		945,085

Aerospace/Defense - Equipment — 3.8%
Arconic, Inc.	13,897	430,251
L3Harris Technologies, Inc.	3,499	703,614
United Technologies Corp.	5,999	889,892

		2,023,757

Airlines — 0.5%
Southwest Airlines Co.	4,831	278,459

Auto/Truck Parts & Equipment - Original — 0.6%
Lear Corp.	2,684	322,912

Banks - Commercial — 1.5%
East West Bancorp, Inc.	6,868	314,692
Regions Financial Corp.	30,210	502,694

		817,386

Banks - Fiduciary — 1.3%
State Street Corp.	9,471	711,272

Banks - Super Regional — 1.1%
Fifth Third Bancorp	19,600	591,724

Beverages - Non-alcoholic — 0.9%
PepsiCo, Inc.	3,384	459,649

Broadcast Services/Program — 0.3%
Fox Corp., Class B	5,258	183,925

Building - Residential/Commercial — 2.1%
D.R. Horton, Inc.	5,348	296,012
PulteGroup, Inc.	19,527	774,245

		1,070,257

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	28,595	1,262,469

Commercial Services - Finance — 0.3%
Equifax, Inc.	991	138,383

Computer Services — 0.7%
International Business Machines Corp.	2,648	356,024

Computers — 1.6%
Hewlett Packard Enterprise Co.	11,515	182,282
HP, Inc.	34,182	686,375

		868,657

Computers - Memory Devices — 0.5%
Seagate Technology PLC	4,837	288,672

Consumer Products - Misc. — 0.9%
Kimberly-Clark Corp.	3,499	477,054

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	9,849	1,202,169

Data Processing/Management — 0.2%
Paychex, Inc.	1,458	125,563

Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	10,198	576,595

Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	8,270	1,089,655

Diversified Manufacturing Operations — 0.6%
General Electric Co.	27,196	306,499

Security Description	Shares	Value (Note 2)

Electric - Integrated — 0.6%
CMS Energy Corp.	2,269	$139,090
WEC Energy Group, Inc.	1,966	174,286

		313,376

Electronic Components - Misc. — 0.4%
Garmin, Ltd.	2,032	198,506

Electronic Components - Semiconductors — 3.6%
Intel Corp.	32,590	1,891,849

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	1,260	101,770

Finance - Consumer Loans — 1.1%
Synchrony Financial	16,286	609,259

Finance - Credit Card — 4.8%
Capital One Financial Corp.	19,044	1,904,590
Discover Financial Services	7,556	641,278

		2,545,868

Finance - Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.	5,334	236,296

Food - Misc./Diversified — 1.3%
General Mills, Inc.	11,599	618,458
McCormick & Co., Inc.	539	91,226

		709,684

Instruments - Controls — 0.7%
Honeywell International, Inc.	2,100	374,955

Insurance - Life/Health — 6.3%
Aflac, Inc.	14,371	788,106
Athene Holding, Ltd., Class A†	5,960	268,319
Brighthouse Financial, Inc.†	6,080	250,253
Globe Life, Inc.	5,023	516,163
Principal Financial Group, Inc.	8,355	460,360
Prudential Financial, Inc.	8,045	753,173
Unum Group	10,144	311,827

		3,348,201

Insurance - Multi-line — 5.0%
Allstate Corp.	6,664	742,036
American Financial Group, Inc.	3,201	351,182
Cincinnati Financial Corp.	3,874	414,712
MetLife, Inc.	15,658	781,491
Voya Financial, Inc.	6,150	358,422

		2,647,843

Insurance - Property/Casualty — 2.8%
Arch Capital Group, Ltd.†	13,548	568,609
Fidelity National Financial, Inc.	4,757	226,576
Travelers Cos., Inc.	5,044	689,616

		1,484,801

Insurance - Reinsurance — 2.1%
Everest Re Group, Ltd.	1,484	402,550
Reinsurance Group of America, Inc.	2,367	391,644
RenaissanceRe Holdings, Ltd.	1,821	342,949

		1,137,143

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.	2,979	254,317
Ameriprise Financial, Inc.	3,611	591,735

		846,052

224

VALIC Company I Systematic Value Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.8%
Medtronic PLC	3,698	$411,920

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	569	98,033

Medical Products — 1.5%
Abbott Laboratories	3,870	330,691
Becton Dickinson and Co.	775	200,338
Hologic, Inc.†	1,487	76,313
Zimmer Biomet Holdings, Inc.	1,254	182,181

		789,523

Medical - Biomedical/Gene — 2.6%
Amgen, Inc.	5,848	1,372,642

Medical - Drugs — 6.7%
AbbVie, Inc.	16,849	1,478,163
Johnson & Johnson	4,691	644,966
Merck & Co., Inc.	16,447	1,433,849

		3,556,978

Medical - HMO — 2.8%
Anthem, Inc.	5,151	1,486,888

Medical - Wholesale Drug Distribution — 4.1%
AmerisourceBergen Corp.	11,640	1,023,272
Cardinal Health, Inc.	9,490	522,235
McKesson Corp.	4,488	649,144

		2,194,651

Office Automation & Equipment — 0.7%
Xerox Holdings Corp.	9,788	381,047

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	6,597	340,075

Pharmacy Services — 1.6%
CVS Health Corp.	11,099	835,422

Real Estate Investment Trusts — 9.8%
Alexandria Real Estate Equities, Inc.	894	145,293
AvalonBay Communities, Inc.	852	182,677
Boston Properties, Inc.	1,104	152,948
Camden Property Trust	977	108,984
Equity LifeStyle Properties, Inc.	12,182	902,443
Equity Residential	6,541	556,639
Essex Property Trust, Inc.	1,626	507,605
Federal Realty Investment Trust	786	103,807
Mid-America Apartment Communities, Inc.	3,957	538,587
National Retail Properties, Inc.	1,776	98,994
Prologis, Inc.	10,005	915,958
Public Storage	893	188,137
Realty Income Corp.	2,108	161,536
Regency Centers Corp.	1,666	108,357
Simon Property Group, Inc.	1,469	222,128
SL Green Realty Corp.	1,039	88,658
Sun Communities, Inc.	644	106,073
UDR, Inc.	2,542	122,143

		5,210,967

Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	2,550	424,141

Retail - Discount — 4.4%
Target Corp.	11,048	1,381,111
Walmart, Inc.	8,048	958,436

		2,339,547

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 1.4%
Lam Research Corp.	2,867	$765,002

Steel - Producers — 0.7%
Steel Dynamics, Inc.	10,428	351,736

Telephone - Integrated — 2.9%
Verizon Communications, Inc.	25,396	1,529,855

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	1,017	160,422

Toys — 0.5%
Hasbro, Inc.	2,458	249,979

Total Long-Term Investment Securities
(cost $49,350,488)		53,040,597

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $158,003 collateralized by $165,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $163,857 (cost $158,000)	$158,000	158,000

TOTAL INVESTMENTS
(cost $49,508,488)(1)	100.1%	53,198,597
Liabilities in excess of other assets	(0.1)	66,878

NET ASSETS	100.0%	$53,265,475

@	See Note 1
#	The security or a portion thereof is out on loan. (See Note 2)

At November 30, 2019, the Fund had loaned securities with a total value of $584,019. This was secured by collateral of $618,660 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2019
United States Treasury Notes/Bonds	1.13% to 8.75%	12/31/2019 to 09/30/2022	$618,660

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

225

VALIC Company I Systematic Value Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$53,040,597	$—	$—	$53,040,597
Repurchase Agreements	—	158,000	—	158,000

Total Investments at Value	$53,040,597	$158,000	$—	$53,198,597

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

226

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2019 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.6%
Medical — Drugs	8.6
Electronic Components — Semiconductors	4.6
Chemicals — Diversified	4.4
Insurance — Multi-line	4.3
Real Estate Investment Trusts	4.3
Medical — HMO	3.9
Electric — Integrated	3.8
Oil Companies — Integrated	3.2
Oil Companies — Exploration & Production	3.1
Aerospace/Defense — Equipment	3.0
Telephone — Integrated	2.8
Insurance — Property/Casualty	2.6
Medical Instruments	2.6
Medical Products	2.4
Electronic Components — Misc.	2.2
Cable/Satellite TV	1.9
Banks — Super Regional	1.9
Retail — Building Products	1.7
Investment Management/Advisor Services	1.6
Repurchase Agreements	1.6
Semiconductor Components — Integrated Circuits	1.4
Computer Services	1.3
Aerospace/Defense	1.3
Machinery — Farming	1.3
Telecom Equipment — Fiber Optics	1.3
Food — Misc./Diversified	1.2
Banks — Commercial	1.2
Building & Construction Products — Misc.	1.2
Electric — Distribution	1.1
Networking Products	1.1
Computers — Memory Devices	1.1
Diversified Manufacturing Operations	1.1
Containers — Paper/Plastic	1.1
Building — Residential/Commercial	1.0
Retail — Major Department Stores	1.0
Cosmetics & Toiletries	1.0
Hotels/Motels	1.0
Semiconductor Equipment	1.0
Food — Wholesale/Distribution	1.0
Transport — Rail	1.0
Apparel Manufacturers	0.8
Medical — Biomedical/Gene	0.8
Private Equity	0.5

99.9%

*	Calculated as a percentage of net assets

227

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	4,123	$1,612,217

Aerospace/Defense - Equipment — 3.0%
L3Harris Technologies, Inc.	7,860	1,580,567
United Technologies Corp.	14,829	2,199,734

		3,780,301

Apparel Manufacturers — 0.8%
Tapestry, Inc.	35,658	958,844

Banks - Commercial — 1.2%
M&T Bank Corp.	9,030	1,487,602

Banks - Super Regional — 1.9%
PNC Financial Services Group, Inc.	15,871	2,431,596

Building & Construction Products - Misc. — 1.2%
Fortune Brands Home & Security, Inc.	23,303	1,474,148

Building - Residential/Commercial — 1.0%
Lennar Corp., Class A	22,080	1,317,072

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	55,277	2,440,480

Chemicals - Diversified — 4.4%
Celanese Corp.	16,020	2,011,632
Dow, Inc.	31,478	1,679,981
FMC Corp.	18,942	1,855,558

		5,547,171

Computer Services — 1.3%
Amdocs, Ltd.	24,070	1,668,051

Computers - Memory Devices — 1.1%
NetApp, Inc.	22,499	1,363,214

Containers - Paper/Plastic — 1.1%
Sealed Air Corp.	35,411	1,336,057

Cosmetics & Toiletries — 1.0%
Unilever NV	21,846	1,300,929

Diversified Banking Institutions — 10.6%
Bank of America Corp.	136,079	4,534,152
Citigroup, Inc.	42,864	3,219,944
JPMorgan Chase & Co.	42,452	5,593,476

		13,347,572

Diversified Manufacturing Operations — 1.1%
Ingersoll-Rand PLC	10,303	1,350,826

Electric - Distribution — 1.1%
Sempra Energy	9,760	1,437,355

Electric - Integrated — 3.8%
Dominion Energy, Inc.	23,530	1,955,578
Entergy Corp.	11,720	1,364,091
Exelon Corp.	32,110	1,425,684

		4,745,353

Electronic Components - Misc. — 2.2%
Gentex Corp.	44,120	1,253,008
nVent Electric PLC	62,495	1,544,251

		2,797,259

Electronic Components - Semiconductors — 4.6%
Intel Corp.	70,345	4,083,527
Micron Technology, Inc.†	34,420	1,635,294

		5,718,821

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.2%
Mondelez International, Inc., Class A	29,371	$1,543,152

Food - Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	31,588	1,256,255

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	12,279	1,289,295

Insurance - Multi-line — 4.3%
Assurant, Inc.	11,700	1,554,579
Chubb, Ltd.	13,823	2,093,908
MetLife, Inc.	35,512	1,772,404

		5,420,891

Insurance - Property/Casualty — 2.6%
Intact Financial Corp.	14,812	1,527,366
Progressive Corp.	24,600	1,797,030

		3,324,396

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	4,128	2,042,988

Machinery - Farming — 1.3%
Deere & Co.	9,490	1,594,795

Medical Instruments — 2.6%
Medtronic PLC	29,023	3,232,872

Medical Products — 2.4%
Koninklijke Philips NV	34,848	1,618,033
Zimmer Biomet Holdings, Inc.	9,348	1,358,077

		2,976,110

Medical - Biomedical/Gene — 0.8%
Biogen, Inc.†	3,180	953,396

Medical - Drugs — 8.6%
AstraZeneca PLC ADR	38,509	1,866,916
Eli Lilly & Co.	15,593	1,829,839
Merck & Co., Inc.	17,751	1,547,532
Pfizer, Inc.	90,840	3,499,157
Roche Holding AG	6,781	2,089,904

		10,833,348

Medical - HMO — 3.9%
Anthem, Inc.	9,148	2,640,662
UnitedHealth Group, Inc.	8,019	2,244,277

		4,884,939

Networking Products — 1.1%
Cisco Systems, Inc.	30,460	1,380,143

Oil Companies - Exploration & Production — 3.1%
Concho Resources, Inc.	13,775	999,514
Noble Energy, Inc.	72,890	1,513,196
Pioneer Natural Resources Co.	10,864	1,388,854

		3,901,564

Oil Companies - Integrated — 3.2%
Exxon Mobil Corp.	58,777	4,004,477

Private Equity — 0.5%
Blackstone Group, Inc., Class A	11,960	648,471

Real Estate Investment Trusts — 4.3%
Brixmor Property Group, Inc.	42,009	921,678
Crown Castle International Corp.	9,741	1,301,982
Gaming and Leisure Properties, Inc.	40,820	1,722,604
Highwoods Properties, Inc.	29,420	1,428,341

		5,374,605

228

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 1.7%
Home Depot, Inc.	9,726	$2,144,680

Retail - Major Department Stores — 1.0%
TJX Cos., Inc.	21,476	1,312,828

Semiconductor Components - Integrated Circuits — 1.4%
Analog Devices, Inc.	15,044	1,699,220

Semiconductor Equipment — 1.0%
KLA Corp.	7,695	1,260,903

Telecom Equipment - Fiber Optics — 1.3%
Corning, Inc.	54,900	1,594,296

Telephone - Integrated — 2.8%
Verizon Communications, Inc.	58,327	3,513,618

Transport - Rail — 1.0%
Union Pacific Corp.	7,110	1,251,289

Total Long-Term Investment Securities
(cost $98,045,821)		123,553,399

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 11/29/2019, to be repurchased 12/02/2019 in the amount of $1,957,041 collateralized by $2,015,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/2021 and having an approximate value of $2,001,036 (cost $1,957,000)	$1,957,000	$1,957,000

TOTAL INVESTMENTS
(cost $100,002,821)(1)	99.9%	125,510,399
Other assets less liabilities	0.1	149,589

NET ASSETS	100.0%	$125,659,988

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$123,553,399	$—	$—	$123,553,399
Repurchase Agreements	—	1,957,000	—	1,957,000

Total Investments at Value	$123,553,399	$1,957,000	$—	$125,510,399

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

229

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2019 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$134,522,551	$842,778,753	$232,733,738	$246,701,448	$966,391,880	$38,199,173	$797,588,869
Investment securities, at value (affiliated)*†	–	–	–	–	–	164,441,945	–
Repurchase agreements (cost approximates value)	–	–	–	634,000	8,466,000	–	–
Cash	–	505,108	–	858	50,752,356	–	–
Foreign cash*	15,583,181	–	–	–	97,787	–	6,265,780
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	772,832	–	–	–	–	–	–
Receivable for:
Fund shares sold	8,052	101,922	56,223	7,714	307,546	25,611	113,564
Dividends and interest	308,227	561,823	1,237,261	451,555	3,116,394	133,821	704,463
Investments sold	–	921,457	393,917	2,837	30	–	–
Investments sold on an extended settlement basis	–	–	137,016	–	–	1,809,762	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	2,492	1,984	523	340	5,534	–	2,346
Prepaid expenses and other assets	27,794	22,856	17,119	23,923	24,220	7,961	22,960
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	36,338	92,042	3,334	–
Variation margin on futures contracts	25,645	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	333,480	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	151,584,254	844,893,903	234,575,797	247,859,013	1,029,253,789	204,621,607	804,697,982

LIABILITIES:
Payable for:
Fund shares reacquired	464	42,066	90,610	86,049	28,693	22,638	143,390
Investments purchased	–	892,379	–	–	–	2,362	3,174,969
Investments purchased on an extended settlement basis	–	6,427	1,270,019	–	–	1,891,129	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	176,363
Investment advisory and management fees	61,220	487,357	94,737	161,499	586,406	41,352	509,180
Administrative service fee	8,171	44,994	12,643	13,471	55,836	2,057	44,967
Transfer agent fees and expenses	191	444	444	191	430	127	634
Directors’ fees and expenses	8,636	20,385	8,652	19,285	22,680	4,124	19,819
Other accrued expenses	145,877	119,042	92,574	65,164	131,910	56,982	490,212
Line of credit	–	–	–	–	–	–	225,000
Variation margin on futures contracts	74,693	–	–	–	–	101,000	–
Collateral upon return of securities loaned	1,733,708	–	495,605	94,270	1,158,679	–	577,368
Due to custodian	8,541	–	–	–	–	–	28
Due to broker	–	–	–	–	–	765,165	21
Unrealized depreciation on forward foreign currency contracts	502,313	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	2,543,814	1,613,094	2,065,284	439,929	1,984,634	2,886,936	5,361,951

NET ASSETS	$149,040,440	$843,280,809	$232,510,513	$247,419,084	$1,027,269,155	$201,734,671	$799,336,031

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$142,698	$393,248	$225,957	$107,114	$833,800	$160,145	$966,804
Additional paid-in capital	143,320,910	361,850,484	214,926,078	160,263,982	848,049,584	167,317,900	738,627,835
Total accumulated earnings (loss)	5,576,832	481,037,077	17,358,478	87,047,988	178,385,771	34,256,626	59,741,392

NET ASSETS	$149,040,440	$843,280,809	$232,510,513	$247,419,084	$1,027,269,155	$201,734,671	$799,336,031

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,269,780	39,324,779	22,595,678	10,711,375	83,380,039	16,014,515	96,680,354
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.44	$21.44	$10.29	$23.10	$12.32	$12.60	$8.27

* Cost
Investment securities (unaffiliated)	$129,695,073	$486,993,533	$225,087,488	$187,825,573	$893,290,696	$37,524,997	$708,410,280

Investment securities (affiliated)	$–	$–	$–	$–	$–	$144,835,273	$–

Foreign cash	$15,642,956	$–	$–	$–	$97,811	$–	$6,264,196

† Including securities on loan	$8,884,359	$1,007,230	$2,594,234	$2,992,725	$30,584,197	$–	$5,292,471

See Notes to Financial Statements

230

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2019 (unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$504,239,788	$312,691,807	$300,691,584	$136,781,684	$1,402,593,349	$128,914,314	$824,199,732
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	1,023,000	–	5,800,000	3,261,000	–	–
Cash	3,719,636	67,420	38,813,263	998	155,517	688,707	320,488
Foreign cash*	82,542	370,595	–	–	34,200	–	7,819
Cash collateral for futures contracts	–	–	–	–	–	186,000	–
Cash collateral for centrally cleared swap contracts	–	1,789,777	–	–	–	–	–
Due from broker	–	3,997,003	–	–	11	18	–
Receivable for:
Fund shares sold	195,664	21,969	57,324	12,265	304,060	46,233	83,397
Dividends and interest	901,202	2,028,965	604,039	515,535	1,506,660	201,646	586,222
Investments sold	533,096	3,685	–	–	2,600,997	6,983	1,383,315
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	57,475	–	–	–	–	–
Securites lending income	2,707	63	–	162	5,074	70	41,206
Prepaid expenses and other assets	15,018	20,275	35,842	24,899	47,432	11,336	22,166
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	176,952	4,682	26,888
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	1,379,340	–	–	–	–	–
Unrealized appreciation on swap contracts	–	999,068	–	–	–	–	–

TOTAL ASSETS	509,689,653	324,450,442	340,202,052	143,135,543	1,410,685,252	130,059,989	826,671,233

LIABILITIES:
Payable for:
Fund shares reacquired	11,212	392,500	385,090	34,757	161,003	29,675	321,484
Investments purchased	732,727	–	–	–	–	40,172	591,284
Investments purchased on an extended settlement basis	879,721	–	–	–	–	–	4,765
Payments on swap contracts	–	95,304	–	–	–	–	–
Accrued foreign tax on capital gains	–	54,228	–	–	–	–	–
Investment advisory and management fees	290,937	132,125	108,716	58,436	756,988	78,812	628,093
Administrative service fee	26,766	17,633	18,136	7,799	73,800	7,012	42,679
Transfer agent fees and expenses	444	190	390	578	317	408	254
Directors’ fees and expenses	11,368	16,056	24,730	7,800	41,644	6,998	19,324
Other accrued expenses	127,245	185,176	104,318	66,750	222,787	60,717	126,765
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	2,525	3,030	–
Collateral upon return of securities loaned	–	–	–	–	28,986,366	297,228	11,275,766
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	1,604,447	–	–	–	–	–
Unrealized depreciation on swap contracts	–	2,798,394	–	–	–	–	–

TOTAL LIABILITIES	2,080,420	5,296,053	641,380	176,120	30,245,430	524,052	13,010,414

NET ASSETS	$507,609,233	$319,154,389	$339,560,672	$142,959,423	$1,380,439,822	$129,535,937	$813,660,819

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$592,008	$296,864	$3,395,723	$131,578	$741,549	$55,340	$363,156
Additional paid-in capital	432,359,784	299,578,392	336,175,438	135,937,793	901,052,959	81,763,352	495,137,806
Total accumulated earnings (loss)	74,657,441	19,279,133	(10,489)	6,890,052	478,645,314	47,717,245	318,159,857

NET ASSETS	$507,609,233	$319,154,389	$339,560,672	$142,959,423	$1,380,439,822	$129,535,937	$813,660,819

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	59,200,763	29,686,405	339,572,300	13,157,789	74,154,909	5,533,983	36,315,628
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.57	$10.75	$1.00	$10.87	$18.62	$23.41	$22.41

* Cost
Investment securities (unaffiliated)	$458,609,937	$330,080,665	$300,691,584	$131,316,201	$1,187,365,790	$99,908,927	$583,945,602

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$83,165	$420,201	$–	$–	$34,408	$–	$7,822

† Including securities on loan	$18,085,285	$1,015,873	$–	$1,139,995	$31,937,456	$604,078	$81,037,330

See Notes to Financial Statements

231

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2019 (unaudited) — (continued)

	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$716,331,805	$1,139,466,179	$171,515,863	$485,101,430	$350,784,819	$729,812,869	$180,678,439
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	194,166,000	–	–	25,304,000	–	2,064,000
Cash	925,621	288,782	–	38,127,429	55	–	323
Foreign cash*	305,306	3,930,416	2,883,950	87,809	9,268,353	526,607	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	41	–	–	–	2,470,000	–
Receivable for:
Fund shares sold	153,116	367,985	27,397	60,462	76,027	40,790	90,412
Dividends and interest	3,357,664	5,321,494	1,572,218	816,491	1,025,620	2,292,354	312,839
Investments sold	–	–	–	1,433,887	–	5,110,801	668,697
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	1,602	15,649	789	6,012	–	23,085	–
Prepaid expenses and other assets	17,901	46,311	14,876	30,361	25,822	34,970	9,559
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	80,726	–	41,204	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	721,093,015	1,343,602,857	176,015,093	525,744,607	386,484,696	740,352,680	183,824,269

LIABILITIES:
Payable for:
Fund shares reacquired	242,381	17,793	7,677	79,078	49,578	117,780	126
Investments purchased	890,085	–	–	–	–	9,256,107	681,910
Investments purchased on an extended settlement basis	1,994,820	57,780	–	–	–	25,997	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	567,953	–	–	–
Investment advisory and management fees	256,199	298,224	73,095	373,512	158,124	401,577	104,012
Administrative service fee	37,613	69,244	9,755	26,934	21,103	39,280	9,915
Transfer agent fees and expenses	444	829	444	444	381	508	444
Directors’ fees and expenses	14,987	41,205	8,944	26,152	19,800	31,469	5,375
Other accrued expenses	119,643	319,366	92,279	133,361	102,222	199,499	62,030
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	1,468,640	–	–	262,355	–	–
Collateral upon return of securities loaned	1,948,328	57,718,252	423,900	26,317,176	–	4,175,478	–
Due to custodian	–	–	–	–	–	3,201,561	–
Due to broker	–	–	–	344,000	6	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	2,589,034	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	5,504,500	59,991,333	616,094	27,868,610	613,569	20,038,290	863,812

NET ASSETS	$715,588,515	$1,283,611,524	$175,398,999	$497,875,997	$385,871,127	$720,314,390	$182,960,457

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$629,112	$1,741,337	$143,917	$392,472	$135,625	$741,923	$144,982
Additional paid-in capital	668,811,896	1,163,061,307	170,176,768	410,826,471	258,288,362	731,059,470	123,489,057
Total accumulated earnings (loss)	46,147,507	118,808,880	5,078,314	86,657,054	127,447,140	(11,487,003)	59,326,418

NET ASSETS	$715,588,515	$1,283,611,524	$175,398,999	$497,875,997	$385,871,127	$720,314,390	$182,960,457

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	62,911,183	174,133,682	14,391,669	39,247,207	13,562,504	74,192,338	14,498,187
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.37	$7.37	$12.19	$12.69	$28.45	$9.71	$12.62

* Cost
Investment securities (unaffiliated)	$693,620,492	$1,081,421,637	$168,411,184	$395,905,153	$310,242,798	$748,294,051	$137,390,249

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$306,360	$3,911,167	$2,890,160	$87,863	$9,297,606	$524,809	$–

† Including securities on loan	$2,183,998	$67,808,961	$4,084,942	$41,565,162	$–	$38,643,275	$–

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2019 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$553,999,121	$3,265,191,000	$337,911,044	$551,241,746	$1,476,177,735	$169,104,003	$296,058,875
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	135,837,000	–	8,821,000	945,000	3,758,000	6,278,000
Cash	978	131	823,556	255	32,577,145	999	851,260
Foreign cash*	–	–	2	–	958,556	–	5,181
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	163,487	–	–	–	–	–
Receivable for:
Fund shares sold	41,650	506,510	45,792	214,456	94,703	20,601	15,570
Dividends and interest	626,664	3,592,623	242,245	512,072	907,423	21,419	245,264
Investments sold	–	302,923	402,338	–	1,505,625	8,260	21,931
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	65	61,483	2,802	495	21,365	3,834	25,287
Prepaid expenses and other assets	19,594	138,202	14,442	14,896	58,290	8,228	26,438
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	18,452
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	554,688,072	3,405,793,359	339,442,221	560,804,920	1,513,245,842	172,925,344	303,546,258

LIABILITIES:
Payable for:
Fund shares reacquired	138,063	661,671	112	1,906	11,739	40,549	45,362
Investments purchased	–	–	152,676	–	863,419	–	19,201
Investments purchased on an extended settlement basis	–	–	114,340	–	66,264	–	1,836
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	282,065	703,596	183,602	175,276	1,047,580	114,039	216,094
Administrative service fee	29,410	180,058	17,797	30,210	80,632	8,952	16,161
Transfer agent fees and expenses	513	1,082	444	888	915	190	191
Directors’ fees and expenses	16,038	127,302	10,617	10,948	58,041	3,747	22,143
Other accrued expenses	89,543	368,050	73,495	139,171	231,977	66,814	99,692
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	1,528,520	–	46,935	–	–	–
Collateral upon return of securities loaned	8,103,000	81,916,048	6,302,841	809,676	7,727,009	4,062,616	4,419,658
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	6	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	8,658,632	85,486,327	6,855,924	1,215,016	10,087,576	4,296,907	4,840,338

NET ASSETS	$546,029,440	$3,320,307,032	$332,586,297	$559,589,904	$1,503,158,266	$168,628,437	$298,705,920

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$299,576	$1,263,108	$190,917	$336,269	$506,990	$109,698	$259,218
Additional paid-in capital	294,277,992	2,168,231,913	204,129,050	182,117,986	969,154,138	117,493,727	214,925,868
Total accumulated earnings (loss)	251,451,872	1,150,812,011	128,266,330	377,135,649	533,497,138	51,025,012	83,520,834

NET ASSETS	$546,029,440	$3,320,307,032	$332,586,297	$559,589,904	$1,503,158,266	$168,628,437	$298,705,920

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	29,957,601	126,310,776	19,091,651	33,626,881	50,698,996	10,969,789	25,921,809
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.23	$26.29	$17.42	$16.64	$29.65	$15.37	$11.52

* Cost
Investment securities (unaffiliated)	$370,676,440	$2,445,210,119	$230,491,949	$202,784,131	$1,175,913,703	$148,716,191	$247,220,703

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$2	$–	$933,374	$–	$5,194

† Including securities on loan	$7,916,120	$244,311,509	$23,527,721	$4,056,200	$73,732,650	$37,213,657	$45,572,510

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2019 (unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC VALUE FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,121,039,697	$225,336,804	$138,383,197	$4,995,465,621	$53,040,597	$123,553,399
Investment securities, at value (affiliated)*†	–	–	–	8,758,780	–	–
Repurchase agreements (cost approximates value)	71,202,000	–	–	77,310,000	158,000	1,957,000
Cash	757	9,842,774	–	845	371	428
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	129,581	–	–	24	–	–
Receivable for:
Fund shares sold	109,619	22,934	21,377	609,911	3,672	3,514
Dividends and interest	924,739	305,742	66,484	9,582,858	91,135	313,649
Investments sold	1,045,561	335,211	210,221	–	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–
Securites lending income	103,295	3,173	3,301	2,427	55	–
Prepaid expenses and other assets	48,641	11,020	8,905	291,607	6,172	10,074
Due from investment adviser for expense reimbursements/fee waivers	–	–	7,092	198,335	79,688	3,631
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	1,194,603,890	235,857,658	138,700,577	5,092,220,408	53,379,690	125,841,695

LIABILITIES:
Payable for:
Fund shares reacquired	427,482	20,454	47,336	780,725	34,757	32,769
Investments purchased	–	240,764	889,735	–	–	–
Investments purchased on an extended settlement basis	12,088	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	273,014	141,851	86,114	989,485	30,272	79,679
Administrative service fee	61,933	12,621	6,760	276,141	2,886	6,816
Transfer agent fees and expenses	998	380	190	1,332	254	444
Directors’ fees and expenses	44,948	8,857	4,250	221,314	1,483	5,440
Other accrued expenses	316,141	63,555	51,676	584,984	44,563	56,559
Line of credit	–	–	–	–	–	–
Variation margin on futures contracts	529,405	–	–	299,465	–	–
Collateral upon return of securities loaned	59,660,445	284,504	10,057,402	8,619,037	–	–
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	61,326,454	772,986	11,143,463	11,772,483	114,215	181,707

NET ASSETS	$1,133,277,436	$235,084,672	$127,557,114	$5,080,447,925	$53,265,475	$125,659,988

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$542,106	$187,668	$87,454	$1,124,836	$33,829	$63,516
Additional paid-in capital	709,726,096	191,095,609	83,857,063	1,626,028,046	34,880,863	83,914,334
Total accumulated earnings (loss)	423,009,234	43,801,395	43,612,597	3,453,295,043	18,350,783	41,682,138

NET ASSETS	$1,133,277,436	$235,084,672	$127,557,114	$5,080,447,925	$53,265,475	$125,659,988

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	54,210,594	18,766,754	8,745,408	112,483,627	3,382,945	6,351,576
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.91	$12.53	$14.59	$45.17	$15.75	$19.78

* Cost
Investment securities (unaffiliated)	$890,615,968	$208,037,075	$117,688,076	$2,182,415,836	$49,350,488	$98,045,821

Investment securities (affiliated)	$–	$–	$–	$5,904,252	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–

† Including securities on loan	$147,532,834	$14,221,141	$19,042,589	$28,349,782	$584,019	$–

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2019 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$872,890	$2,589,391	$4,171	$2,279,756	$15,593,667	$–	$18,373,671
Dividends (affiliated)	–	–	–	–	–	542,976	–
Securities lending income	13,618	16,355	5,407	1,706	53,885	–	20,669
Interest (unaffiliated)	660,989	34,386	3,703,983	1,408	10,013	435,294	1,769

Total investment income*	1,547,497	2,640,132	3,713,561	2,282,870	15,657,565	978,270	18,396,109

EXPENSES:
Investment advisory and management fees	372,372	2,952,444	600,484	956,715	3,469,023	256,843	3,173,237
Administrative service fee	49,692	272,490	80,133	79,795	329,398	13,120	280,591
Transfer agent fees and expenses	538	1,196	1,256	549	1,241	359	1,792
Custodian fees	57,060	13,022	17,475	6,595	22,779	11,342	194,222
Reports to shareholders	9,088	51,452	15,075	14,815	93,602	12,393	53,643
Audit and tax fees	29,987	18,104	25,684	18,097	18,363	18,441	25,410
Legal fees	6,796	10,621	5,554	5,464	10,828	5,959	18,926
Directors’ fees and expenses	3,446	18,696	5,594	5,474	22,640	4,807	19,255
Interest expense	–	90	–	204	2,479	–	18,230
License fee	673	673	673	4,086	23,536	672	673
Other expenses	31,933	17,818	9,804	11,496	19,048	8,922	25,805

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	561,585	3,356,606	761,732	1,103,290	4,012,937	332,858	3,811,784

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(215,261)	(182,700)	(8,175)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	–	(241)

Net expenses	561,585	3,356,606	761,732	888,029	3,830,237	324,683	3,811,543

Net investment income (loss)	985,912	(716,474)	2,951,829	1,394,841	11,827,328	653,587	14,584,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(256,287)	46,032,583	3,298,862	6,608,406	26,745,967	(1,418,476)	4,658,980
Investments (affiliated)	–	–	–	–	–	1,211,193	–
Futures contracts	(150,509)	–	–	–	–	1,715,929	(876,823)
Forward contracts	(567,358)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	3,681,096	–
Net realized foreign exchange gain (loss) on other assets and liabilities	115,281	285	–	560	(15,170)	–	(373,103)

Net realized gain (loss) on investments and foreign currencies	(858,873)	46,032,868	3,298,862	6,608,966	26,730,797	5,189,742	3,409,054

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,213,865	45,384,486	3,680,161	24,411,791	92,121,246	(1,478,040)	39,426,982
Investments (affiliated)	–	–	–	–	–	11,774,144	–
Futures contracts	(248,400)	–	–	–	–	2,822,489	–
Forward contracts	(125,157)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(143,229)	(51)	–	–	3,583	–	(5,723)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	327,087

Net unrealized gain (loss) on investments and foreign currencies	7,697,079	45,384,435	3,680,161	24,411,791	92,124,829	13,118,593	39,748,346

Net realized and unrealized gain (loss) on investments and foreign currencies	6,838,206	91,417,303	6,979,023	31,020,757	118,855,626	18,308,335	43,157,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,824,118	$90,700,829	$9,930,852	$32,415,598	$130,682,954	$18,961,922	$57,741,966

* Net of foreign withholding taxes on interest and dividends of	$28,396	$2,686	$(144)	$44,309	$106,262	$–	$2,366,118

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$580,846

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2019 (unaudited) — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,149,550	$2,344,466	$–	$–	$5,802,961	$1,117,466	$2,563,143
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	44,970	17,585	–	1,143	139,056	2,110	125,842
Interest (unaffiliated)	49,369	9,658,771	3,788,831	2,003,073	11,131	1,260	40,097

Total investment income*	7,243,889	12,020,822	3,788,831	2,004,216	5,953,148	1,120,836	2,729,082

EXPENSES:
Investment advisory and management fees	1,757,145	810,040	723,772	357,450	4,229,882	468,279	3,756,802
Administrative service fee	161,545	108,098	120,732	47,701	409,718	41,660	255,082
Transfer agent fees and expenses	1,256	537	2,224	1,703	897	1,341	718
Custodian fees	28,406	74,094	7,247	12,127	53,265	9,646	15,288
Reports to shareholders	31,316	19,267	23,634	9,262	133,751	7,805	45,252
Audit and tax fees	19,096	24,951	21,225	21,966	18,547	18,975	19,251
Legal fees	16,628	12,776	6,572	6,160	67,954	4,535	9,087
Directors’ fees and expenses	11,176	7,547	8,989	3,353	27,304	2,850	17,764
Interest expense	1,483	–	–	–	950	39	–
License fee	673	673	672	673	17,473	673	673
Other expenses	21,029	16,713	7,768	9,196	31,335	13,392	18,769

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,049,753	1,074,696	922,835	469,591	4,991,076	569,195	4,138,686

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(549,417)	(38,479)	(127,224)
Fees paid indirectly (Note 7)	–	(1,018)	–	–	–	(158)	–

Net expenses	2,049,753	1,073,678	922,835	469,591	4,441,659	530,558	4,011,462

Net investment income (loss)	5,194,136	10,947,144	2,865,996	1,534,625	1,511,489	590,278	(1,282,380)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,020,416	(6,177,540)	569	11,951	152,573,720	5,051,166	30,605,439
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	307,130	1,489	–
Forward contracts	–	1,201,515	–	–	202,843	–	–
Swap contracts	–	(1,300,663)	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(20,238)	(335,482)	–	–	(104,486)	–	(9,949)

Net realized gain (loss) on investments and foreign currencies	16,000,178	(6,612,170)	569	11,951	152,979,207	5,052,655	30,595,490

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	12,577,774	12,487,078	–	2,300,818	1,608,259	11,714,778	83,996,338
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	11,978	51,108	–
Forward contracts	–	(1,082,576)	–	–	(88,830)	–	–
Swap contracts	–	188,625	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,376)	(65,255)	–	–	(2,304)	–	(868)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(22,554)	–	–	12,214	–	–

Net unrealized gain (loss) on investments and foreign currencies	12,574,398	11,505,318	–	2,300,818	1,541,317	11,765,886	83,995,470

Net realized and unrealized gain (loss) on investments and foreign currencies	28,574,576	4,893,148	569	2,312,769	154,520,524	16,818,541	114,590,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,768,712	$15,840,292	$2,866,565	$3,847,394	$156,032,013	$17,408,819	$113,308,580

* Net of foreign withholding taxes on interest and dividends of	$360,712	$234,086	$–	$–	$64,056	$877	$10,949

** Net of foreign withholding taxes on capital gains of	$–	$21,971	$–	$–	$13,044	$–	$–

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2019 (unaudited) — (continued)

	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,039	$12,278,945	$–	$2,157,031	$3,758,926	$10,552,999	$1,593,521
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	6,495	148,236	4,820	51,538	112	180,314	43
Interest (unaffiliated)	9,620,472	266,351	2,733,893	–	68,256	164,177	8,609

Total investment income*	9,632,006	12,693,532	2,738,713	2,208,569	3,827,294	10,897,490	1,602,173

EXPENSES:
Investment advisory and management fees	1,546,531	1,692,394	469,092	2,210,005	935,789	2,402,245	618,596
Administrative service fee	226,699	387,110	62,599	159,211	124,879	234,565	58,965
Transfer agent fees and expenses	1,256	2,598	1,256	1,256	1,076	1,435	1,256
Custodian fees	13,477	107,006	12,915	31,310	12,943	16,419	7,313
Reports to shareholders	41,889	74,620	11,624	30,158	23,726	43,653	11,117
Audit and tax fees	22,251	28,452	25,954	22,852	18,811	23,029	18,088
Legal fees	10,074	17,151	9,293	9,733	9,185	18,630	5,415
Directors’ fees and expenses	15,927	26,017	4,464	10,919	8,591	16,334	4,033
Interest expense	1,266	–	–	–	–	342	–
License fee	673	116,033	673	673	673	673	3,157
Other expenses	12,629	8,898	9,462	31,474	26,430	22,076	11,035

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,892,672	2,460,279	607,332	2,507,591	1,162,103	2,779,401	738,975

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(477,224)	–	(246,083)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	–	(3,293)

Net expenses	1,892,672	2,460,279	607,332	2,030,367	1,162,103	2,533,318	735,682

Net investment income (loss)	7,739,334	10,233,253	2,131,381	178,202	2,665,191	8,364,172	866,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,812,437	569,351	2,906,464	191,173	65,488,111	(9,736,691)	3,926,424
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	4,275,971	–	–	1,428,415	–	–
Forward contracts	–	–	–	–	–	4,280,753	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(32,492)	(86,905)	18,292	27,546	(137,676)	(175,801)	153

Net realized gain (loss) on investments and foreign currencies	1,779,945	4,758,417	2,924,756	218,719	66,778,850	(5,631,739)	3,926,577

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	9,508,179	83,299,552	1,151,772	53,145,529	(35,569,780)	60,797,106	19,288,867
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	5,869,547	–	–	1,298,691	–	–
Forward contracts	–	–	–	–	–	(5,064,388)	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	7,639	(48,891)	3,629	(5,107)	(39,586)	(29,069)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	10,590	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	9,515,818	89,120,208	1,155,401	53,151,012	(34,310,675)	55,703,649	19,288,867

Net realized and unrealized gain (loss) on investments and foreign currencies	11,295,763	93,878,625	4,080,157	53,369,731	32,468,175	50,071,910	23,215,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,035,097	$104,111,878	$6,211,538	$53,547,933	$35,133,366	$58,436,082	$24,081,935

* Net of foreign withholding taxes on interest and dividends of	$(8)	$793,207	$341	$192,177	$257,032	$586,533	$6,655

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$6,848	$–	$–	$–

See Notes to Financial Statements

237

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2019 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,047,723	$27,668,169	$1,198,315	$2,702,399	$7,167,424	$212,561	$1,668,306
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	8,546	363,935	18,058	7,691	159,442	30,576	185,411
Interest (unaffiliated)	25,007	201,392	69,781	59,129	356,658	7,704	31,576

Total investment income*	3,081,276	28,233,496	1,286,154	2,769,219	7,683,524	250,841	1,885,293

EXPENSES:
Investment advisory and management fees	1,649,631	4,129,810	1,106,133	1,036,868	6,359,851	704,286	1,313,895
Administrative service fee	171,985	1,044,460	107,131	178,279	489,428	55,286	98,233
Transfer agent fees and expenses	1,470	3,317	1,256	2,511	2,776	537	538
Custodian fees	5,991	50,775	5,745	10,895	19,697	11,501	15,826
Reports to shareholders	33,883	194,499	20,397	33,559	91,777	10,331	18,297
Audit and tax fees	18,125	19,070	18,217	19,007	18,661	18,074	18,799
Legal fees	8,447	28,037	6,620	8,439	19,972	4,860	6,330
Directors’ fees and expenses	11,656	71,250	7,321	12,129	33,255	3,817	6,788
Interest expense	–	–	19	–	–	–	8
License fee	7,635	15,653	5,059	106,875	673	3,017	4,873
Other expenses	13,171	39,188	13,376	12,028	44,114	11,363	24,125

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,921,994	5,596,059	1,291,274	1,420,590	7,080,204	823,072	1,507,712

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(4,493)	–	(2,787)	(138,539)
Fees paid indirectly (Note 7)	–	–	(2,801)	–	(25,489)	(1,497)	(930)

Net expenses	1,921,994	5,596,059	1,288,473	1,416,097	7,054,715	818,788	1,368,243

Net investment income (loss)	1,159,282	22,637,437	(2,319)	1,353,122	628,809	(567,947)	517,050

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	26,096,964	23,948,029	7,692,411	5,877,423	88,082,280	14,227,086	11,931,585
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	3,850,213	–	2,306,956	–	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	6,383	–	672	–	(69,885)	–	(169)

Net realized gain (loss) on investments and foreign currencies	26,103,347	27,798,242	7,693,083	8,184,379	88,012,395	14,227,086	11,931,416

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	50,084,450	289,506,998	29,714,339	77,695,682	104,938,800	1,025,115	20,383,376
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	5,635,912	–	1,202,220	–	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(30)	–	(4)	–	33,755	–	3
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	50,084,420	295,142,910	29,714,335	78,897,902	104,972,555	1,025,115	20,383,379

Net realized and unrealized gain (loss) on investments and foreign currencies	76,187,767	322,941,152	37,407,418	87,082,281	192,984,950	15,252,201	32,314,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,347,049	$345,578,589	$37,405,099	$88,435,403	$193,613,759	$14,684,254	$32,831,845

* Net of foreign withholding taxes on interest and dividends of	$51,841	$12,996	$15,160	$2,652	$79,833	$–	$7,878

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

238

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2019 (unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC VALUE FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,615,012	$2,495,973	$304,801	$48,541,017	$621,663	$1,488,551
Dividends (affiliated)	–	–	–	111,660	–	–
Securities lending income	730,789	15,019	125,396	32,148	1,131	3,799
Interest (unaffiliated)	178,811	–	49,724	90,490	212	3,754

Total investment income*	8,524,612	2,510,992	479,921	48,775,315	623,006	1,496,104

EXPENSES:
Investment advisory and management fees	1,615,803	849,217	517,968	5,941,393	183,828	474,959
Administrative service fee	364,528	75,551	40,660	1,649,689	17,522	40,630
Transfer agent fees and expenses	3,181	1,076	537	3,766	718	1,255
Custodian fees	47,649	4,239	8,298	70,498	10,050	5,222
Reports to shareholders	66,630	13,528	8,550	311,402	6,487	7,624
Audit and tax fees	20,325	18,098	18,083	19,028	18,120	18,097
Legal fees	12,461	5,125	4,510	44,759	69,905	4,629
Directors’ fees and expenses	24,980	5,221	2,783	113,820	1,211	2,819
Interest expense	–	–	–	22,602	73	–
License fee	43,706	4,056	2,363	24,724	1,434	2,399
Other expenses	23,766	13,003	11,081	46,637	6,968	10,185

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,223,029	989,114	614,833	8,248,318	316,316	567,819

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(42,656)	(378,574)	(109,708)	(50,236)
Fees paid indirectly (Note 7)	–	(2,640)	(149)	–	(874)	(165)

Net expenses	2,223,029	986,474	572,028	7,869,744	205,734	517,418

Net investment income (loss)	6,301,583	1,524,518	(92,107)	40,905,571	417,272	978,686

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	45,091,526	7,094,814	9,533,210	235,826,656	8,379,734	3,903,593
Investments (affiliated)	–	–	–	204,936	–	–
Futures contracts	1,353,715	–	–	2,319,146	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	4	(106)

Net realized gain (loss) on investments and foreign currencies	46,445,241	7,094,814	9,533,210	238,350,738	8,379,738	3,903,487

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	59,352,853	18,054,451	6,506,104	407,171,393	(2,382,995)	9,960,082
Investments (affiliated)	–	–	–	76,810	–	–
Futures contracts	4,340,152	–	–	1,637,484	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	1	456
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	63,693,005	18,054,451	6,506,104	408,885,687	(2,382,994)	9,960,538

Net realized and unrealized gain (loss) on investments and foreign currencies	110,138,246	25,149,265	16,039,314	647,236,425	5,996,744	13,864,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,439,829	$26,673,783	$15,947,207	$688,141,996	$6,414,016	$14,842,711

* Net of foreign withholding taxes on interest and dividends of	$2,597	$2,822	$–	$–	$1,075	$7,164

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL CONSERVATION FUND		CORE EQUITY FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$985,912	$2,633,275	$(716,474)	$(259,449)	$2,951,829	$6,434,069	$1,394,841	$2,954,115
Net realized gain (loss) on investments and foreign currencies	(858,873)	(504,223)	46,032,868	81,119,429	3,298,862	(1,452,053)	6,608,966	17,891,133
Net unrealized gain (loss) on investments and foreign currencies	7,697,079	(7,632,207)	45,384,435	(50,550,722)	3,680,161	8,917,354	24,411,791	(19,195,294)

Net increase (decrease) in net assets resulting from operations	7,824,118	(5,503,155)	90,700,829	30,309,258	9,930,852	13,899,370	32,415,598	1,649,954

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(14,272,597)	–	(91,702,729)	–	(5,692,352)	–	(31,653,198)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(6,326,774)	1,653,489	(28,656,157)	63,293,609	(24,316,440)	(16,395,200)	(13,405,884)	5,452,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,497,344	(18,122,263)	62,044,672	1,900,138	(14,385,588)	(8,188,182)	19,009,714	(24,551,143)
NET ASSETS:
Beginning of period	147,543,096	165,665,359	781,236,137	779,335,999	246,896,101	255,084,283	228,409,370	252,960,513

End of period	$149,040,440	$147,543,096	$843,280,809	$781,236,137	$232,510,513	$246,896,101	$247,419,084	$228,409,370

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,827,328	$21,774,322	$653,587	$3,090,645	$14,584,566	$17,186,228	$5,194,136	$8,827,783
Net realized gain (loss) on investments and foreign currencies	26,730,797	47,497,709	5,189,742	9,014,539	3,409,054	(24,270,556)	16,000,178	12,217,387
Net unrealized gain (loss) on investments and foreign currencies	92,124,829	(71,877,542)	13,118,593	(8,279,857)	39,748,346	(90,805,607)	12,574,398	13,028,683

Net increase (decrease) in net assets resulting from operations	130,682,954	(2,605,511)	18,961,922	3,825,327	57,741,966	(97,889,935)	33,768,712	34,073,853

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(111,492,491)	–	(15,660,572)	–	(12,932,082)	–	(16,229,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(63,127,766)	189,631,683	(21,070,302)	(28,153,689)	(81,476,678)	116,660,454	15,220,089	77,553,216

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,555,188	75,533,681	(2,108,380)	(39,988,934)	(23,734,712)	5,838,437	48,988,801	95,397,343
NET ASSETS:
Beginning of period	959,713,967	884,180,286	203,843,051	243,831,985	823,070,743	817,232,306	458,620,432	363,223,089

End of period	$1,027,269,155	$959,713,967	$201,734,671	$203,843,051	$799,336,031	$823,070,743	$507,609,233	$458,620,432

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,947,144	$13,704,694	$2,865,996	$6,017,535	$1,534,625	$2,892,682	$1,511,489	$4,131,596
Net realized gain (loss) on investments and foreign currencies	(6,612,170)	27,112,974	569	2,452	11,951	2,314	152,979,207	109,695,520
Net unrealized gain (loss) on investments and foreign currencies	11,505,318	(59,111,021)	–	–	2,300,818	5,457,227	1,541,317	(83,233,844)

Net increase (decrease) in net assets resulting from operations	15,840,292	(18,293,353)	2,866,565	6,019,987	3,847,394	8,352,223	156,032,013	30,593,272

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(35,015,636)	(2,865,996)	(6,017,418)	–	(3,165,086)	–	(94,348,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(20,388,166)	(12,626,254)	(55,623,320)	83,472,727	(4,259,949)	16,760,114	175,227,201	(89,713,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,547,874)	(65,935,243)	(55,622,751)	83,475,296	(412,555)	21,947,251	331,259,214	(153,468,604)
NET ASSETS:
Beginning of period	323,702,263	389,637,506	395,183,423	311,708,127	143,371,978	121,424,727	1,049,180,608	1,202,649,212

End of period	$319,154,389	$323,702,263	$339,560,672	$395,183,423	$142,959,423	$143,371,978	$1,380,439,822	$1,049,180,608

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$590,278	$1,194,243	$(1,282,380)	$(1,088,949)	$7,739,334	$14,810,702	$10,233,253	$30,524,462
Net realized gain (loss) on investments and foreign currencies	5,052,655	12,098,972	30,595,490	53,676,862	1,779,945	(939,776)	4,758,417	31,178,910
Net unrealized gain (loss) on investments and foreign currencies	11,765,886	(9,559,940)	83,995,470	(27,630,295)	9,515,818	10,959,089	89,120,208	(133,577,315)

Net increase (decrease) in net assets resulting from operations	17,408,819	3,733,275	113,308,580	24,957,618	19,035,097	24,830,015	104,111,878	(71,873,943)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(13,348,269)	–	(65,443,360)	–	(11,852,024)	–	(34,840,449)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,373,896)	(1,056,401)	(41,720,037)	13,325,327	(4,020,352)	92,552,853	137,772,151	(139,544,765)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,034,923	(10,671,395)	71,588,543	(27,160,415)	15,014,745	105,530,844	241,884,029	(246,259,157)
NET ASSETS:
Beginning of period	117,501,014	128,172,409	742,072,276	769,232,691	700,573,770	595,042,926	1,041,727,495	1,287,986,652

End of period	$129,535,937	$117,501,014	$813,660,819	$742,072,276	$715,588,515	$700,573,770	$1,283,611,524	$1,041,727,495

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		INTERNATIONAL SOCIALLY RESPONSIBLE FUND#		INTERNATIONAL VALUE FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,131,381	$4,825,278	$178,202	$1,358,043	$2,665,191	$6,518,528	$8,364,172	$15,117,643
Net realized gain (loss) on investments and foreign currencies	2,924,756	(5,668,323)	218,719	(2,963,432)	66,778,850	11,679,822	(5,631,739)	18,761,611
Net unrealized gain (loss) on investments and foreign currencies	1,155,401	6,706,238	53,151,012	924,838	(34,310,675)	(16,334,849)	55,703,649	(148,590,824)

Net increase (decrease) in net assets resulting from operations	6,211,538	5,863,193	53,547,933	(680,551)	35,133,366	1,863,501	58,436,082	(114,711,570)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(3,136,028)	–	(111,324,142)	–	(6,661,198)	–	(21,077,701)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(33,996,090)	(19,292,034)	(22,034,004)	87,446,136	(13,079,893)	(59,836,632)	(26,606,707)	(45,142,157)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,784,552)	(16,564,869)	31,513,929	(24,558,557)	22,053,473	(64,634,329)	31,829,375	(180,931,428)
NET ASSETS:
Beginning of period	203,183,551	219,748,420	466,362,068	490,920,625	363,817,654	428,451,983	688,485,015	869,416,443

End of period	$175,398,999	$203,183,551	$497,875,997	$466,362,068	$385,871,127	$363,817,654	$720,314,390	$688,485,015

#	See Note 1

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$866,491	$1,819,362	$1,159,282	$3,758,695	$22,637,437	$39,223,368	$(2,319)	$(51,232)
Net realized gain (loss) on investments and foreign currencies	3,926,577	9,880,150	26,103,347	37,492,457	27,798,242	255,786,968	7,693,083	13,473,635
Net unrealized gain (loss) on investments and foreign currencies	19,288,867	(6,168,078)	50,084,420	11,376,579	295,142,910	(482,259,301)	29,714,335	8,415,185

Net increase (decrease) in net assets resulting from operations	24,081,935	5,531,434	77,347,049	52,627,731	345,578,589	(187,248,965)	37,405,099	21,837,588

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(14,922,577)	–	(33,112,343)	–	(342,040,572)	–	(27,034,945)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(7,549,093)	(4,530,438)	(8,618,942)	13,153,251	77,415,111	(7,486,282)	(8,106,742)	16,830,795

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,532,842	(13,921,581)	68,728,107	32,668,639	422,993,700	(536,775,819)	29,298,357	11,633,438
NET ASSETS:
Beginning of period	166,427,615	180,349,196	477,301,333	444,632,694	2,897,313,332	3,434,089,151	303,287,940	291,654,502

End of period	$182,960,457	$166,427,615	$546,029,440	$477,301,333	$3,320,307,032	$2,897,313,332	$332,586,297	$303,287,940

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,353,122	$4,259,617	$628,809	$(4,776,757)	$(567,947)	$(965,376)	$517,050	$1,002,400
Net realized gain (loss) on investments and foreign currencies	8,184,379	14,853,850	88,012,395	155,564,353	14,227,086	18,141,026	11,931,416	21,659,551
Net unrealized gain (loss) on investments and foreign currencies	78,897,902	(6,049,668)	104,972,555	(109,708,268)	1,025,115	(18,560,079)	20,383,379	(27,990,997)

Net increase (decrease) in net assets resulting from operations	88,435,403	13,063,799	193,613,759	41,079,328	14,684,254	(1,384,429)	32,831,845	(5,329,046)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(9,579,982)	–	(267,545,909)	–	(22,033,890)	–	(26,310,691)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(28,114,712)	22,272,378	(83,289,207)	215,867,521	(7,967,857)	28,160,534	(18,144,315)	(5,578,082)

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,320,691	25,756,195	110,324,552	(10,599,060)	6,716,397	4,742,215	14,687,530	(37,217,819)
NET ASSETS:
Beginning of period	499,269,213	473,513,018	1,392,833,714	1,403,432,774	161,912,040	157,169,825	284,018,390	321,236,209

End of period	$559,589,904	$499,269,213	$1,503,158,266	$1,392,833,714	$168,628,437	$161,912,040	$298,705,920	$284,018,390

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,301,583	$11,988,301	$1,524,518	$2,473,875	$(92,107)	$(268,330)	$40,905,571	$88,113,912
Net realized gain (loss) on investments and foreign currencies	46,445,241	129,834,566	7,094,814	17,580,533	9,533,210	14,183,813	238,350,738	310,060,564
Net unrealized gain (loss) on investments and foreign currencies	63,693,005	(248,132,839)	18,054,451	(39,180,954)	6,506,104	(6,868,859)	408,885,687	(220,898,080)

Net increase (decrease) in net assets resulting from operations	116,439,829	(106,309,972)	26,673,783	(19,126,546)	15,947,207	7,046,624	688,141,996	177,276,396

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(106,796,337)	–	(33,301,346)	–	(14,991,380)	–	(187,995,413)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,797,877	(69,283,785)	(15,165,047)	(24,741,428)	(4,587,553)	5,620,151	(245,239,646)	(310,238,062)

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,237,706	(282,390,094)	11,508,736	(77,169,320)	11,359,654	(2,324,605)	442,902,350	(320,957,079)
NET ASSETS:
Beginning of period	1,012,039,730	1,294,429,824	223,575,936	300,745,256	116,197,460	118,522,065	4,637,545,575	4,958,502,654

End of period	$1,133,277,436	$1,012,039,730	$235,084,672	$223,575,936	$127,557,114	$116,197,460	$5,080,447,925	$4,637,545,575

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SYSTEMATIC VALUE FUND#		VALUE FUND
	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (unaudited)	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$417,272	$1,206,456	$978,686	$1,970,939
Net realized gain (loss) on investments and foreign currencies	8,379,738	5,572,700	3,903,487	9,482,370
Net unrealized gain (loss) on investments and foreign currencies	(2,382,994)	(7,626,296)	9,960,538	(12,337,081)

Net increase (decrease) in net assets resulting from operations	6,414,016	(847,140)	14,842,711	(883,772)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(5,742,883)	–	(1,664,301)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,360,794)	(1,729,270)	(7,310,063)	5,201,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,053,222	(8,319,293)	7,532,648	2,653,610
NET ASSETS:
Beginning of period	51,212,253	59,531,546	118,127,340	115,473,730

End of period	$53,265,475	$51,212,253	$125,659,988	$118,127,340

#	See Note 1

See Notes to Financial Statements

248

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Growth Fund
Blue Chip Growth Fund	International Socially Responsible Fund**
Capital Conservation Fund	International Value Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Global Real Estate Fund	Nasdaq-100® Index Fund
Global Strategy Fund	Science & Technology Fund
Government Money Market I Fund	Small Cap Aggressive Growth Fund
Government Securities Fund	Small Cap Fund
Growth Fund	Small Cap Index Fund
Growth & Income Fund	Small Cap Special Values Fund
Health Sciences Fund	Small-Mid Growth Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Value Fund***
International Government Bond Fund	Value Fund

*

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

**	Effective June 4, 2019, the name of the Global Social Awareness Fund changed to International Socially Responsible Fund.
***	Effective October 1, 2019, the name of the Broad Cap Value Income Fund changed to Systematic Value Fund.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

249

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

250

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund and Emerging Economies Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

251

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2019, please refer to the Portfolio of Investments.

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)		Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts

	Asset Derivatives					Liability Derivatives
Asset Allocation	$5,352	$—	$—	$		$—	$—	$—	$—
Global Strategy	—	999,068	—		—	—	2,798,394	—	—

	Equity Contracts

	Asset Derivatives					Liability Derivatives
Asset Allocation	$20,293	$—	$—		$—	$74,693	$—	$—	$—
Dynamic Allocation	—	—	1,242,600		—	101,000	—	—	—
Emerging Economies	—	—	—		—	—	—	—	—
Growth	—	—	—		—	2,525	—	—	—
Growth & Income	—	—	—		—	3,030	—	—	—
International Equities Index	—	—	—		—	1,468,640	—	—	—
International Socially Responsible	—	—	—		—	262,355	—	—	—
Mid Cap Index	—	—	—		—	1,528,520	—	—	—
Nasdaq-100® Index	—	—	—		—	46,935	—	—	—
Small Cap Index	—	—	—		—	529,405	—	—	—
Stock Index	—	—	—		—	299,465	—	—	—

	Foreign Exchange Contracts

	Asset Derivatives					Liability Derivatives
Asset Allocation	$—	$—	$—		$333,480	$—	$—	$—	$502,313
Global Strategy	—	—	—		1,379,340	—	—	—	1,604,447
Growth	—	—	—		—	—	—	—	—
International Growth	—	—	339,542		—	—	—	—	—
International Value	—	—	—		—	—	—	—	2,589,034

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(291,491)
Dynamic Allocation	1,301,579
Growth	11,978
Growth & Income	18,435
International Equities Index	4,581,105
International Socially Responsible	1,153,474
Mid Cap Index	4,316,003
Nasdaq-100® Index	542,223
Small Cap Index	2,145,371
Stock Index	1,154,046

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Asset Allocation	$(136,044)	$—	$—	$—	$—
Global Strategy	—	(1,300,663)	—	—	—

	Equity Contracts
Asset Allocation	$(14,465)	$—	$—	$—	$—
Dynamic Allocation	1,715,929	—	—	(1,820,289)	—
Emerging Economies	(876,823)	—	—	—	—
Growth	307,130	—	—	—	—
Growth & Income	1,489	—	—	—	—
International Equities Index	4,275,971	—	—	—	—
International Socially Responsible	1,428,415	—	—	—	—
Mid Cap Index	3,850,213	—	—	—	—
Nasdaq-100® Index	2,306,956	—	—	—	—
Small Cap Index	1,353,715	—	—	—	—
Stock Index	2,319,146	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$(567,358)
Global Strategy	—	—	—	—	1,201,515
Growth	—	—	—	—	202,843
International Growth	—	—	—	—	—
International Value	—	—	—	—	4,280,753

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Asset Allocation	$50,471	$—	$—	$—	$—
Global Strategy	—	188,625	—	—	—

	Equity Contracts
Asset Allocation	$(298,871)	$—	$—	$—	$—
Dynamic Allocation	2,822,489	—	—	(1,820,475)	—
Emerging Economies	—	—	—	—	—
Growth	11,978	—	—	—	—
Growth & Income	51,108	—	—	—	—
International Equities Index	5,869,547	—	—	—	—
International Socially Responsible	1,298,691	—	—	—	—
Mid Cap Index	5,635,912	—	—	—	—
Nasdaq-100® Index	1,202,220	—	—	—	—
Small Cap Index	4,340,152	—	—	—	—
Stock Index	1,637,484	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$(125,157)
Global Strategy	—	—	—	—	(1,082,576)
Growth	—	—	—	—	(88,830)
International Growth	—	—	—	(1,041,247)	—
International Value	—	—	—	—	(5,064,388)

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2019.

	Average Amount Outstanding During the Period

	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Portfolio
Asset Allocation	$21,849,440	$55,053,105	$—	$—	$—
Dynamic Allocation	37,188,433	—	1,641,950	—	—
Emerging Economies	1,957,187	—	—	—	—
Global Strategy	—	176,000,000	—	—	25,036,833
Growth	2,750,780	3,891,887	—	—	—
Growth & Income	1,394,553	—	—	—	—
International Equities Index	154,440,550	—	—	—	—
International Socially Responsible	34,885,015	—	—	—	—
International Growth	—	—	579,187	—	—
International Value	—	71,606,102	—	—	—
Mid Cap Index	105,829,337	—	—	—	—
Nasdaq-100 Index	19,326,504	—	—	—	—
Small Cap Index	82,310,188	—	—	—	—
Stock Index	57,198,854	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2019. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley & Co. International PLC	$64,989	$—	$—	$64,989	$21,766	$—	$—	$21,766	$43,223	$—	$43,223
Morgan Stanley Capital Services, Inc.	268,491	—	—	268,491	480,547	—	—	480,547	(212,056)	212,056	—

Total	$333,480	$—	$—	$333,480	$502,313	$—	$—	$502,313	$(168,833)	$212,056	$43,223

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$502,497	$502,497	$—	$—	$—	$—	$502,497	$(440,000)	$62,497
Goldman Sachs International	—	—	184,604	184,604	—	—	—	—	184,604	(184,604)	—
JPMorgan Chase Bank, N.A.	—	—	21,795	21,795					21,795	(20,000)	1,795
UBS AG	—	—	533,704	533,704	—	—	—	—	533,704	—	533,704

Total	$—	$—	$1,242,600	$1,242,600	$—	$—	$—	$—	$1,242,600	$(644,604)	$597,996

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$112,799	$—	$—	$112,799	$5,092	$—	$—	$5,092	$107,707	$—	$107,707
Barclays Bank PLC	1,706	—	—	1,706	119	—	—	119	1,587	—	1,587
BNP Paribas SA	3,761	—	—	3,761	76,439	—	—	76,439	(72,678)	—	(72,678)
Citibank N.A.	112,919	—	—	112,919	465,092	—	—	465,092	(352,173)	—	(352,173)
Deutsch Bank AG	278,823	—	—	278,823	144,541	—	—	144,541	134,282	—	134,282
Goldman Sachs International	5,382	—	—	5,382	10,479	—	—	10,479	(5,097)	—	(5,097)
HSBC Bank PLC	256,381	—	—	256,381	436,302	—	—	436,302	(179,921)	—	(179,921)
JPMorgan Chase Bank N.A.	431,489	—	—	431,489	387,058	—	—	387,058	44,431	—	44,431
Morgan Stanley and Co., Inc.	109	—	—	109	—	—	—	—	109	—	109
Standard Chartered Bank	140,910	—	—	140,910	59,631	—	—	59,631	81,279	—	81,279
UBS AG	35,061	—	—	35,061	19,694	—	—	19,694	15,367	—	15,367

Total	$1,379,340	$—	$—	$1,379,340	$1,604,447	$—	$—	$1,604,447	$(225,107)	$—	$(225,107)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$10,955	$10,955	$—	$—	$—	$—	$10,955	$—	$10,955
NatWest Markets PLC	—	—	328,587	328,587	—	—	—	—	328,587	—	328,587

	$—	$—	$339,542	$339,542	$—	$—	$—	$—	$339,542	$—	$339,542

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$2,589,034	$—	$—	$2,589,034	$(2,589,034)	$2,470,000	$(119,034)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

LIBOR Conversion

The Funds may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) stated that LIBOR is not guaranteed to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to any such investments, including the risk that any pricing or adjustments to such investments resulting from a substitute reference rate may adversely affect a Fund’s performance and/or net asset value. It remains uncertain how such changes would be implemented and the effects such changes would have on a Fund, including any negative effects on a Fund’s liquidity and valuation of its investments, issuers of instruments in which a Fund invests and financial markets generally.

258

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective June 1, 2019, the Funds are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Fund.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund(1)	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund(2)	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(3)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(4)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Large Cap Core Fund	0.70% on the first $250 million
Systematic Value Fund(5)	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund(6)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund(7)	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(8)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(9)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

(1)

VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.

260

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(4)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(5)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(6)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(7)

VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.

(8)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter. Prior to October 1, 2019, VALIC had agreed to waive the Growth Funds advisory fees in order that such fees equaled: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.

(9)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

For the six months ended November 30, 2019, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$215,261
Dividend Value	182,700
Dynamic Allocation	4,075
Growth	549,417
Health Sciences	127,224
International Growth	477,224
International Value	246,083
Small-Mid Growth	42,656
Systematic Value	26,117

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

BlackRock Investment Management, LLC (“BlackRock”)*—subadviser for the Core Equity Fund, a portion of the Growth Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)*—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

261

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP (“Wellington Management”)**—subadviser for the Systematic Value Fund, Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective October 1, 2019, BlackRock and SunAmerica replaced American Century Investment Management, Inc. as co-subadvisers for the Growth Fund.
**	Effective October 1, 2019, Wellington Management replaced Barrow, Hanley, Mewhinney & Strauss, LLC as subadviser for the Systematic Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2020. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2020, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Stock Index	0.29%
Value	0.85%

For the six months ended November 30, 2019, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Dynamic Allocation	$4,303
Growth & Income	38,479
Nasdaq-100® Index	4,493
Small Cap Aggressive Growth	2,787
Small Cap Fund	138,539
Stock Index*	378,574
Systematic Value**	83,591
Value	50,236

*	The Expense Limitation Agreement with respect to this Fund was instituted effective October 1, 2019.
**

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2019. Prior to October 1, 2019, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2019, VALIC did not voluntarily waive expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2019, the amount recouped by VALIC for the Dynamic Allocation Fund was $203.

At November 30, 2019, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2021	November 30, 2021
Dynamic Allocation	$1,133	$4,303

262

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2019, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2019, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2019, certain Directors of VC I have deferred $18,594 of director compensation.

At November 30, 2019, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	99.21	0.78	0.00	—	0.00
Capital Conservation	—	—	68.88	5.30	4.16	7.69	13.97
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	87.71	0.74	3.34	1.59	6.62
Dynamic Allocation	2.78	—	97.22	—	—	—	—
Emerging Economies	0.02	0.01	91.05	0.17	4.13	1.05	3.57
Global Real Estate	—	—	88.93	0.32	4.22	1.78	4.75
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	4.27	0.00	87.65	—	3.47	1.77	2.84
Government Securities	0.55	—	73.80	5.00	4.13	6.40	10.12
Growth	—	—	99.45	0.55	—	—	—
Growth & Income	2.21	—	94.93	2.86	—	—	—
Health Sciences	0.02	—	99.98	—	—	—	—
Inflation Protected	—	—	86.94	0.43	3.40	2.86	6.37
International Equities Index	3.29	0.02	89.51	0.44	2.78	0.93	3.03
International Government Bond	—	—	63.70	0.43	8.72	8.80	18.35
International Growth	—	—	95.33	1.17	1.96	0.31	1.23
International Socially Responsible	0.28	—	99.72	—	—	—	—
International Value	0.01	—	89.02	0.80	4.53	1.15	4.49
Large Cap Core	—	—	83.08	4.11	5.52	1.49	5.80
Large Capital Growth	—	—	93.47	1.23	1.94	0.32	3.04
Mid Cap Index	0.64	0.04	97.04	0.11	0.70	0.21	1.26
Mid Cap Strategic Growth	—	—	92.29	—	3.39	0.60	3.72
Nasdaq-100® Index	2.28	0.05	91.07	—	2.49	0.70	3.41
Science & Technology	0.51	0.00	95.59	—	1.39	0.41	2.10
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Small Cap Index	2.27%	0.12%	93.84%	—%	1.27%	0.31%	2.19%
Small Cap Special Values	—	—	92.30	—	2.91	1.02	3.77
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.44	0.04	91.79	0.50	1.04	0.39	1.57
Systematic Value	—	—	85.70	14.30	—	—	—
Value	—	—	63.98	6.73	11.38	2.48	15.43

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2019, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2019
VALIC Co. I Blue Chip Growth Fund	$6,084,033	$—	$—	$508,722	$711,357	$105,338	$625,961	$6,612,697
VALIC Co. I Capital Conservation Fund	13,162,249	—	—	57,444	1,426,948	61,321	467,579	12,321,645
VALIC Co. I Dividend Value Fund	7,289,325	—	—	102,312	802,658	(33,837)	1,023,248	7,578,390
VALIC Co. I Emerging Economies Fund	2,059,912	—	—	8,012	827,772	76,648	8,355	1,325,155
VALIC Co. I Global Real Estate Fund	1,671,757	—	—	7,181	178,369	182	114,974	1,615,725
VALIC Co. I Government Securities Fund	7,746,971	—	—	34,107	847,250	17,468	196,890	7,148,186
VALIC Co. I Growth & Income Fund	3,427,813	—	—	165,798	391,564	98,948	409,960	3,710,955
VALIC Co. I Growth Fund	7,670,335	—	—	32,313	1,052,658	45,386	948,036	7,643,412
VALIC Co. I Inflation Protected Fund	3,326,287	—	—	14,361	356,737	644	87,596	3,072,151
VALIC Co. I International Equities Index Fund	4,059,775	—	—	1,591,239	556,498	(3,974)	511,899	5,602,441
VALIC Co. I International Government Bond Fund	817,167	—	—	3,591	89,184	3,010	22,861	757,445
VALIC Co. I International Growth Fund	5,965,786	—	—	323,960	1,099,437	(191,089)	844,323	5,843,543
VALIC Co. I International Value Fund	5,178,784	—	—	684,414	606,453	(22,808)	509,782	5,743,719
VALIC Co. I Large Cap Core Fund	6,673,283	—	—	631,954	791,834	(153,983)	1,163,399	7,522,819
VALIC Co. I Large Capital Growth Fund	7,197,927	—	—	28,722	1,538,474	319,050	711,464	6,718,689
VALIC Co. I Mid Cap Index Fund	3,688,395	—	—	16,157	401,329	25,216	392,103	3,720,542
VALIC Co. I Stock Index Fund	25,346,443	—	—	107,708	3,655,527	721,545	2,846,233	25,366,402
VALIC Co. I Systematic Value Fund	8,167,778	—	—	32,312	1,534,775	(3,061)	958,242	7,620,496
VALIC Co. I Value Fund	8,276,033	—	—	35,902	891,842	285,139	748,225	8,453,457
VALIC Co. II Capital Appreciation Fund	5,795,077	14,916	1,610,126	1,921,610	659,117	5,358	(842,052)	6,220,876
VALIC Co. II Core Bond Fund	11,512,151	239,382	—	289,646	1,248,579	47,302	182,073	10,782,593
VALIC Co. II High Yield Bond Fund	1,722,784	74,904	—	82,085	238,369	(3,185)	12,361	1,575,676
VALIC Co. II Mid Cap Growth Fund	2,566,301	—	92,052	102,822	392,553	24,547	140,803	2,441,920
VALIC Co. II Mid Cap Value Fund	2,408,393	13,352	461,304	485,428	267,553	(95,243)	(49,708)	2,481,317
VALIC Co. II Large Cap Value Fund	3,168,720	40,686	273,081	328,127	356,737	(44,583)	164,560	3,260,087
VALIC Co. II International Opportunities Fund	1,322,307	9,903	38,622	52,039	845,404	(95,067)	82,182	516,057
VALIC Co. II Small Cap Growth Fund	3,816,134	—	718,898	731,823	1,172,757	245,259	(515,122)	3,105,337
VALIC Co. II Small Cap Value Fund	3,473,197	48,838	487,013	548,775	822,969	(212,819)	(7,497)	2,978,687
VALIC Co. II Strategic Bond Fund	3,006,214	100,995	—	113,562	422,145	(11,519)	15,414	2,701,526

	$166,601,331	$542,976	$3,681,096	$9,042,126	$24,186,849	$1,211,193	$11,774,144	$164,441,945

Stock Index Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2019
American International Group, Inc.
Common Stock	$8,950,171	$111,660	$—	$76,573	$549,710	$204,936	$76,810	$8,758,780

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

During the six months ended November 30, 2019, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Small-Mid Growth Fund	Global Real Estate
Goldman Sachs & Co.	$189	$—
Morgan Stanley & Co	3,788	17,035

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2019 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$76,973,368	$61,282,417	$818,249	$21,239,325
Blue Chip Growth	126,690,543	155,383,769	—	—
Capital Conservation	46,805,764	48,131,688	22,265,333	36,347,440
Core Equity	35,848,344	48,178,784	—	—
Dividend Value	272,314,033	334,206,176	—	—
Dynamic Allocation	4,818,053	24,186,848	5,706,051	9,138,466
Emerging Economies	241,561,702	302,464,501	—	—
Global Real Estate	156,260,030	134,051,232	—	—
Global Strategy	32,427,880	56,779,224	18,035,666	—
Government Securities	492,585	2,547,308	4,174,240	4,188,975
Growth	2,371,663,614	2,194,513,079	—	—
Growth & Income	27,294,951	31,899,611	—	—
Health Sciences	155,858,244	197,177,739	—	—
Inflation Protected	68,957,190	51,053,247	50,371,327	59,059,611
International Equities Index	21,343,135	20,791,147	—	—
International Government Bond	75,493,622	94,286,847	5,999,180	15,228,780
International Growth	26,744,519	58,381,146	—	—
International Socially Responsible	212,152,322	251,625,792	—	—
International Value	137,803,004	161,459,743	—	—
Large Cap Core	36,638,286	40,478,823	—	—
Large Capital Growth	61,424,248	65,194,203	—	—
Mid Cap Index	228,247,954	197,659,287	—	—
Mid Cap Strategic Growth	32,919,506	38,162,471	—	—
Nasdaq-100® Index	8,683,848	9,327,192	—	—
Science & Technology	517,115,809	614,441,319	—	—
Small Cap Aggressive Growth	76,815,409	81,555,769	—	—
Small Cap	26,733,131	42,864,614	—	—
Small Cap Index	106,102,445	110,775,291	—	—
Small Cap Special Values	36,515,253	47,016,055	—	—
Small-Mid Growth	45,441,653	47,739,212	—	—
Stock Index	105,664,507	369,228,776	—	—
Systematic Value	61,839,012	65,203,991	—	—
Value	21,505,004	26,788,895	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2019.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$131,427,033	$9,230,637	$(6,566,602)	$2,664,035
Blue Chip Growth	488,680,196	357,967,977	(3,869,420)	354,098,557
Capital Conservation	225,221,435	8,148,024	(635,721)	7,512,303
Core Equity	188,760,692	63,156,128	(4,581,372)	58,574,756
Dividend Value	907,842,010	108,556,027	(41,540,157)	67,015,870
Dynamic Allocation	183,935,267	23,260,688	(1,732,348)	21,528,340
Emerging Economies	710,000,830	119,411,725	(31,823,686)	87,588,039
Global Real Estate	470,367,913	57,593,694	(23,721,819)	33,871,875
Global Strategy	332,605,380	21,457,178	(43,231,216)	(21,774,038)
Government Money Market I	300,691,584	—	—	—
Government Securities	137,116,201	6,337,237	(871,754)	5,465,483
Growth	1,195,861,510	204,116,557	(12,872,277)	191,244,280
Growth & Income	100,410,903	30,810,924	(2,256,405)	28,554,519
Health Sciences	588,212,764	256,607,461	(20,620,493)	235,986,968
Inflation Protected	694,063,125	29,489,029	(7,220,349)	22,268,680
International Equities Index	1,287,209,731	199,653,585	(147,361,590)	52,291,995
International Government Bond*	168,416,474	5,776,071	(2,676,682)	3,099,389
International Growth	397,391,698	95,799,996	(8,090,264)	87,709,732
International Socially Responsible	337,654,128	57,477,023	(14,581,112)	42,895,911
International Value	749,452,256	37,307,128	(59,391,683)	(22,084,555)
Large Cap Core	140,050,140	45,171,960	(2,479,661)	42,692,299
Large Capital Growth	371,334,219	184,860,828	(2,195,926)	182,664,902
Mid Cap Index	2,596,645,674	1,064,044,769	(254,026,530)	810,018,239
Mid Cap Strategic Growth	230,762,651	109,673,461	(2,525,068)	107,148,393
Nasdaq-100® Index	212,121,289	357,685,065	(8,541,388)	349,143,677
Science & Technology	1,197,226,865	320,048,884	(40,153,014)	279,895,870
Small Cap Aggressive Growth	153,025,606	26,989,580	(7,153,183)	19,836,397
Small Cap	253,886,853	69,326,751	(20,876,728)	48,450,023
Small Cap Index	964,210,804	372,038,276	(139,667,230)	232,371,046
Small Cap Special Values	210,644,469	36,714,123	(22,021,788)	14,692,335
Small-Mid Growth	117,928,153	23,478,616	(3,023,572)	20,455,044
Stock Index	2,302,547,782	2,921,636,078	(141,011,975)	2,780,624,103
Systematic Value	49,626,325	4,042,486	(470,214)	3,572,272
Value	100,158,752	28,306,293	(2,954,646)	25,351,647

@	Includes amounts for derivatives.
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2019.

The tax basis distributable earnings at May 31, 2019 and the tax character of distributions paid during the year ended May 31, 2019 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2019
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$1,615,666	$2,514,194	$(5,093,929)	$7,940,555	$6,332,042
Blue Chip Growth	—	86,238,340	308,714,122	377,657	91,325,072
Capital Conservation	6,932,358	(3,196,233)	3,832,142	5,692,352	—
Core Equity	3,380,626	19,522,732	34,162,965	4,819,532	26,833,666
Dividend Value	26,047,218	46,795,371	(25,109,336)	38,481,123	73,011,368
Dynamic Allocation	7,096,595	4,056,190	8,409,747	9,659,610	6,000,962
Emerging Economies	16,930,722	(49,612,102)	47,642,308	12,932,082	—
Global Real Estate	13,625,242	6,637,006	21,291,957	16,229,726	—
Global Strategy	20,806,640	16,149,373	(33,401,715)	7,679,415	27,336,221
Government Money Market I	14,351	(14,640)	—	6,017,418	—
Government Securities	3,178,016	(3,070,342)	3,164,665	3,165,086	—

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2019
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Growth	$4,536,104	$117,186,738	$208,370,300	$23,032,664	$71,315,683
Growth & Income	1,476,727	12,563,186	16,788,633	1,526,608	11,821,661
Health Sciences	1,723,525	53,689,772	151,988,378	17,887,289	47,556,071
Inflation Protected	14,673,106	(215,205)	12,745,312	11,688,416	163,608
International Equities Index	30,434,372	21,977,291	(36,896,171)	34,840,449	—
International Government Bond*	2,974,089	—	5,040,626	3,098,611	37,417
International Growth	530,816	(251,337)	33,984,620	16,089,078	95,235,064
International Socially Responsible	6,483,500	11,887,580	74,001,331	6,661,198	—
International Value	15,795,229	958,959	(80,415,414)	21,077,701	—
Large Cap Core	1,819,779	11,658,518	23,403,432	1,590,555	13,332,022
Large Capital Growth	3,846,212	37,687,496	132,578,292	4,246,182	28,866,161
Mid Cap Index	40,958,552	251,332,742	514,875,329	59,566,500	282,474,072
Mid Cap Strategic Growth	—	16,210,213	77,434,054	4,667,422	22,367,523
Nasdaq-100® Index	4,260,381	14,202,001	270,245,775	3,552,163	6,027,819
Science & Technology	3,797,952	164,094,782	174,944,160	82,873,430	184,672,479
Small Cap Aggressive Growth	—	21,153,681	18,811,282	4,240,510	17,793,380
Small Cap	2,372,902	21,052,873	28,066,630	8,108,469	18,202,222
Small Cap Index	22,187,761	117,185,605	168,678,041	26,150,639	80,645,698
Small Cap Special Values	2,537,663	18,499,372	(3,362,116)	6,438,233	26,863,113
Small-Mid Growth	1,176,792	12,714,579	13,948,940	1,518,503	13,472,877
Stock Index	90,389,808	305,361,493	2,371,738,416	80,047,321	107,948,092
Systematic Value	1,206,430	4,775,803	5,955,266	726,807	5,016,076
Value	2,212,600	10,130,875	15,390,625	1,664,301	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2019.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Capital Conservation	1,814,566	1,381,667
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	49,612,102	—
Global Real Estate	—	—
Global Strategy	—	—
Government Money Market I	14,640	—
Government Securities	1,204,505	1,865,837
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	118,250	98,134
International Equities Index	—	—
International Government Bond*	—	323,641
International Growth	251,337	—
International Socially Responsible	—	—

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Capital Loss Carryforward Unlimited
Fund	ST	LT
International Value	$ —	$—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Systematic Value	—	—
Value	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2019.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$111,327	$453,125	$571,669
Blue Chip Growth	168,064	4,439,082	—
Capital Conservation	—	(693,199)	819,309
Core Equity	1,069	2,397,539	—
Dividend Value	8,934	—	—
Dynamic Allocation	—	—	—
Emerging Economies	186,891	21,353,600	(9,007,635)
Global Real Estate	—	619,126	—
Global Strategy	—	—	—
Government Money Market I	—	—	—
Government Securities	—	1,666	214,295
Growth	—	7,456,509	—
Growth & Income	—	513,076	—
Health Sciences	503,856	2,037,571	—
Inflation Protected	83,857	—	—
International Equities Index	—	511,249	—
International Government Bond*	—	—	978,984
International Growth	8,916	4,798,303	(3,723,317)
International Socially Responsible	—	49,359	—
International Value	—	4,020,239	1,897,591
Large Cap Core	253	1,634,496	—
Large Capital Growth	—	—	—
Mid Cap Index	—	1,874,963	—
Mid Cap Strategic Growth	25,109	2,753,116	—
Nasdaq-100 Index®	—	—	—
Science & Technology	2,050,283	878,832	—
Small Cap Aggressive Growth	416,757	3,205,814	—
Small Cap	2,640	757,625	—
Small Cap Index	2,068	1,459,280	—
Small Cap Special Values	—	543,081	—
Small-Mid Growth	98,547	74,410	—

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Stock Index	$—	$959,101	$—
Systematic Value	30	—	—
Value	883	891,353	—

*	The deferred post October capital loss is for the tax period ended September 30, 2019.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	571,995	$5,772,363	1,370,257	$14,799,122	488,075	$9,892,826	3,378,480	$70,596,024
Reinvested dividends	—	—	1,427,260	14,272,597	—	—	4,829,001	91,702,729
Shares redeemed	(1,194,003)	(12,099,137)	(2,529,795)	(27,418,230)	(1,889,846)	(38,548,983)	(4,877,769)	(99,005,144)

Net increase (decrease)	(622,008)	$(6,326,774)	267,722	$1,653,489	(1,401,771)	$(28,656,157)	3,329,712	$63,293,609

	Capital Conservation				Core Equity
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,248,768	$12,653,313	5,107,863	$49,236,111	23,854	$525,637	107,152	$2,482,638
Reinvested dividends	—	—	594,812	5,692,352	—	—	1,552,388	31,653,198
Shares redeemed	(3,644,215)	(36,969,753)	(7,440,341)	(71,323,663)	(641,012)	(13,931,521)	(1,241,877)	(28,683,735)

Net increase (decrease)	(2,395,447)	$(24,316,440)	(1,737,666)	$(16,395,200)	(617,158)	$(13,405,884)	417,663	$5,452,101

	Dividend Value				Dynamic Allocation
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,191,208	$61,105,060	22,206,269	$265,649,445	211,952	$2,563,436	417,871	$5,030,895
Reinvested dividends	—	—	10,053,426	111,492,491	—	—	1,373,734	15,660,572
Shares redeemed	(10,660,913)	(124,232,826)	(14,757,947)	(187,510,253)	(1,942,663)	(23,633,738)	(4,029,619)	(48,845,156)

Net increase (decrease)	(5,469,705)	$(63,127,766)	17,501,748	$189,631,683	(1,730,711)	$(21,070,302)	(2,238,014)	$(28,153,689)

	Emerging Economies				Global Real Estate
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,719,014	$53,569,278	33,190,672	$264,302,309	6,728,523	$56,772,226	19,281,150	$149,473,543
Reinvested dividends	—	—	1,612,479	12,932,082	—	—	2,105,023	16,229,726
Shares redeemed	(16,736,260)	(135,045,956)	(19,981,046)	(160,573,937)	(4,886,093)	(41,552,137)	(11,341,281)	(88,150,053)

Net increase (decrease)	(10,017,246)	$(81,476,678)	14,822,105	$116,660,454	1,842,430	$15,220,089	10,044,892	$77,553,216

	Global Strategy				Government Money Market I
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	277,609	$2,940,448	351,873	$4,116,856	124,009,364	$124,009,364	167,861,006	$167,861,006
Reinvested dividends	—	—	3,300,248	35,015,636	2,865,996	2,865,996	6,017,418	6,017,418
Shares redeemed	(2,206,301)	(23,328,614)	(4,457,939)	(51,758,746)	(182,498,680)	(182,498,680)	(90,405,697)	(90,405,697)

Net increase (decrease)	(1,928,692)	$(20,388,166)	(805,818)	$(12,626,254)	(55,623,320)	$(55,623,320)	83,472,727	$83,472,727

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Government Securities				Growth
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,271,843	$13,729,603	4,565,525	$46,513,157	13,867,010	$243,954,203	8,137,328	$145,253,247
Reinvested dividends	—	—	308,789	3,165,086	—	—	5,831,171	94,348,347
Shares redeemed	(1,673,284)	(17,989,552)	(3,205,093)	(32,918,129)	(3,897,067)	(68,727,002)	(19,062,913)	(329,315,123)

Net increase (decrease)	(401,441)	$(4,259,949)	1,669,221	$16,760,114	9,969,943	$175,227,201	(5,094,414)	$(89,713,529)

	Growth & Income				Health Sciences
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	536,076	$11,715,779	1,217,389	$27,205,841	292,328	$5,978,519	1,190,296	$25,058,429
Reinvested dividends	—	—	656,257	13,348,269	—	—	3,272,168	65,443,360
Shares redeemed	(776,105)	(17,089,675)	(1,866,256)	(41,610,511)	(2,335,115)	(47,698,556)	(3,686,739)	(77,176,462)

Net increase (decrease)	(240,029)	$(5,373,896)	7,390	$(1,056,401)	(2,042,787)	$(41,720,037)	775,725	$13,325,327

	Inflation Protected				International Equities Index
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,473,247	$84,584,176	16,916,272	$182,761,055	37,615,734	$266,368,561	31,902,509	$223,517,417
Reinvested dividends	—	—	1,101,489	11,852,024	—	—	5,161,548	34,840,449
Shares redeemed	(7,870,763)	(88,604,528)	(9,406,150)	(102,060,226)	(18,144,170)	(128,596,410)	(56,256,304)	(397,902,631)

Net increase (decrease)	(397,516)	$(4,020,352)	8,611,611	$92,552,853	19,471,564	$137,772,151	(19,192,247)	$(139,544,765)

	International Government Bond				International Growth
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	851,660	$10,338,003	3,793,281	$43,773,383	1,110,804	$12,907,652	3,698,069	$50,564,198
Reinvested dividends	—	—	271,753	3,136,028	—	—	10,157,312	111,324,142
Shares redeemed	(3,646,493)	(44,334,093)	(5,753,244)	(66,201,445)	(2,956,421)	(34,941,656)	(5,469,273)	(74,442,204)

Net increase (decrease)	(2,794,833)	$(33,996,090)	(1,688,210)	$(19,292,034)	(1,845,617)	$(22,034,004)	8,386,108	$87,446,136

	International Socially Responsible				International Value
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	267,130	$7,203,941	332,664	$8,642,347	2,850,318	$27,171,404	5,459,443	$53,547,329
Reinvested dividends	—	—	260,000	6,661,198	—	—	2,232,807	21,077,701
Shares redeemed	(748,872)	(20,283,834)	(2,879,170)	(75,140,177)	(5,741,236)	(53,778,111)	(12,113,394)	(119,767,187)

Net increase (decrease)	(481,742)	$(13,079,893)	(2,286,506)	$(59,836,632)	(2,890,918)	$(26,606,707)	(4,421,144)	$(45,142,157)

	Large Cap Core				Large Capital Growth
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	213,161	$2,541,181	568,822	$6,864,053	1,219,734	$20,771,648	2,634,276	$41,509,538
Reinvested dividends	—	—	1,370,301	14,922,577	—	—	2,178,444	33,112,343
Shares redeemed	(844,690)	(10,090,274)	(2,217,323)	(26,317,068)	(1,710,404)	(29,390,590)	(3,977,097)	(61,468,630)

Net increase (decrease)	(631,529)	$(7,549,093)	(278,200)	$(4,530,438)	(490,670)	$(8,618,942)	835,623	$13,153,251

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Mid Cap Index				Mid Cap Strategic Growth
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,691,561	$243,234,950	9,407,600	$263,112,414	295,482	$4,951,634	880,052	$13,784,489
Reinvested dividends	—	—	14,163,171	342,040,572	—	—	1,803,532	27,034,945
Shares redeemed	(6,580,467)	(165,819,839)	(22,836,952)	(612,639,268)	(785,159)	(13,058,376)	(1,505,933)	(23,988,639)

Net increase (decrease)	3,111,094	$77,415,111	733,819	$(7,486,282)	(489,677)	$(8,106,742)	1,177,651	$16,830,795

	Nasdaq-100® Index				Science & Technology
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	816,349	$12,644,023	4,330,128	$62,101,576	293,472	$8,225,738	2,418,061	$74,143,598
Reinvested dividends	—	—	690,698	9,579,982	—	—	10,496,113	267,545,909
Shares redeemed	(2,636,658)	(40,758,735)	(3,464,310)	(49,409,180)	(3,260,534)	(91,514,945)	(4,312,130)	(125,821,986)

Net increase (decrease)	(1,820,309)	$(28,114,712)	1,556,516	$22,272,378	(2,967,062)	$(83,289,207)	8,602,044	$215,867,521

	Small Cap Aggressive Growth				Small Cap
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	568,126	$8,397,667	2,338,726	$36,265,703	162,214	$1,778,324	513,787	$5,881,470
Reinvested dividends	—	—	1,622,525	22,033,890	—	—	2,542,096	26,310,691
Shares redeemed	(1,115,399)	(16,365,524)	(2,004,120)	(30,139,059)	(1,809,631)	(19,922,639)	(3,323,078)	(37,770,243)

Net increase (decrease)	(547,273)	$(7,967,857)	1,957,131	$28,160,534	(1,647,417)	$(18,144,315)	(267,195)	$(5,578,082)

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,698,223	$93,320,823	5,157,787	$110,735,184	569,133	$6,914,906	1,924,460	$26,576,816
Reinvested dividends	—	—	5,493,639	106,796,337	—	—	2,903,343	33,301,346
Shares redeemed	(4,432,050)	(88,522,946)	(13,457,398)	(286,815,306)	(1,878,623)	(22,079,953)	(6,481,787)	(84,619,590)

Net increase (decrease)	266,173	$4,797,877	(2,805,972)	$(69,283,785)	(1,309,490)	$(15,165,047)	(1,653,984)	$(24,741,428)

	Small-Mid Growth				Stock Index
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	224,990	$3,089,988	231,706	$3,180,101	4,194,605	$178,888,972	8,249,733	$334,996,625
Reinvested dividends	—	—	1,199,310	14,991,380	—	—	4,815,456	187,995,413
Shares redeemed	(562,149)	(7,677,541)	(910,512)	(12,551,330)	(9,884,271)	(424,128,618)	(20,535,861)	(833,230,100)

Net increase (decrease)	(337,159)	$(4,587,553)	520,504	$5,620,151	(5,689,666)	$(245,239,646)	(7,470,672)	$(310,238,062)

	Systematic Value				Value
	For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019		For the six months ended November 30, 2019 (unaudited)		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85,425	$1,264,578	200,979	$3,104,021	120,316	$2,282,712	1,071,458	$19,401,702
Reinvested dividends	—	—	407,008	5,742,883	—	—	93,922	1,664,301
Shares redeemed	(378,007)	(5,625,372)	(674,269)	(10,576,174)	(517,310)	(9,592,775)	(878,308)	(15,864,320)

Net increase (decrease)	(292,582)	$(4,360,794)	(66,282)	$(1,729,270)	(396,994)	$(7,310,063)	287,072	$5,201,683

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2019, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2019, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	2	$90	$450,000	3.61%
Core Equity	13	204	65,441	3.37%
Dividend Value	6	2,479	4,360,833	3.56%
Emerging Economies	16	18,230	12,776,563	3.25%
Global Real Estate	5	1,483	3,415,000	3.12%
Growth	22	950	517,045	3.10%
Growth & Income	2	39	200,000	3.53%
Inflation Protected	6	1,266	2,241,667	3.38%
International Value	2	342	1,675,000	3.67%
Mid Cap Strategic Growth	2	19	100,000	3.40%
Small Cap	1	8	100,000	3.01%
Stock Index	40	22,602	5,977,500	3.64%
Systematic Value	7	73	110,714	3.39%

As of November 30, 2019, the Emerging Economies Fund had an outstanding borrowing in the amount of $225,000.

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2019, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2019, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Blue Chip Growth	$94,785	$—	$—
Growth	428,445	1,023,824	129,203
Health Sciences	—	192,713	36,089
Science & Technology	—	725,371	56,615

273

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$9.91		$11.33	$11.00	$10.39	$12.38	$12.67	$19.18		$20.84	$17.27	$15.48	$17.96	$17.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.18	0.16	0.16	0.23	0.23	(0.02)		(0.01)	(0.01)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.46		(0.55)	0.83	0.71	(0.66)	0.53	2.28		0.86	4.82	3.46	(0.24)	2.62

Total income (loss) from investment operations	0.53		(0.37)	0.99	0.87	(0.43)	0.76	2.26		0.85	4.81	3.47	(0.26)	2.60

Distributions from:
Net investment income	–		(0.17)	(0.18)	(0.26)	(0.24)	(0.27)	–		–	(0.01)	–	–	–
Net realized gain on securities	–		(0.88)	(0.48)	–	(1.32)	(0.78)	–		(2.51)	(1.23)	(1.68)	(2.22)	(1.76)

Total distributions	–		(1.05)	(0.66)	(0.26)	(1.56)	(1.05)	–		(2.51)	(1.24)	(1.68)	(2.22)	(1.76)

Net asset value at end of period	$10.44		$9.91	$11.33	$11.00	$10.39	$12.38	$21.44		$19.18	$20.84	$17.27	$15.48	$17.96

TOTAL RETURN(a)	5.35%		(3.42)%	8.91%	8.35%	(2.16)%	6.24%	11.78%		4.22%	27.87%	23.49%	0.17%	15.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75	%@	0.76%	0.72%	0.70%	0.70%	0.68%	0.82	%@	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expenses to average net assets(c)	0.75	%@	0.76%	0.72%	0.70%	0.70%	0.68%	0.82	%@	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	–	–		–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.32	%@	1.69%	1.40%	1.51%	2.00%	1.81%	(0.18	)%@	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Ratio of net investment income (loss) to average net assets(c)	1.32	%@	1.69%	1.40%	1.51%	2.00%	1.81%	(0.18	)%@	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Portfolio turnover rate	61%		113%	84%	161%	102%	131%	16%		30%	24%	27%	30%	30%
Number of shares outstanding at end of period (000’s)	14,270		14,892	14,624	14,705	15,824	14,473	39,325		40,727	37,397	39,343	39,796	36,354
Net assets at end of period (000’s)	$149,040		$147,543	$165,665	$161,767	$164,358	$179,126	$843,281		$781,236	$779,336	$679,516	$615,927	$652,819

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

274

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Capital Conservation Fund							Core Equity Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$9.88		$9.54	$9.85	$9.95	$9.92	$9.84	$20.16		$23.18	$21.92	$19.51	$20.38	$18.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.25	0.20	0.18	0.18	0.17	0.13		0.28	0.26	0.25	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		0.32	(0.29)	(0.04)	0.06	0.10	2.81		(0.16)	3.13	3.14	(0.87)	1.74

Total income (loss) from investment operations	0.41		0.57	(0.09)	0.14	0.24	0.27	2.94		0.12	3.39	3.39	(0.66)	1.93

Distributions from:
Net investment income	–		(0.23)	(0.19)	(0.23)	(0.19)	(0.19)	–		(0.28)	(0.28)	(0.24)	(0.21)	(0.18)
Net realized gain on securities	–		–	(0.03)	(0.01)	(0.02)	–	–		(2.86)	(1.85)	(0.74)	–	–

Total distributions	–		(0.23)	(0.22)	(0.24)	(0.21)	(0.19)	–		(3.14)	(2.13)	(0.98)	(0.21)	(0.18)

Net asset value at end of period	$10.29		$9.88	$9.54	$9.85	$9.95	$9.92	$23.10		$20.16	$23.18	$21.92	$19.51	$20.38

TOTAL RETURN(a)	4.15%		6.10%	(0.94)%	1.45%	2.47%	2.76%	14.58%		0.35%	15.42%	17.48%	(3.07)%	10.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%@	0.64%	0.64%	0.64%	0.64%	0.63%	0.74	%@	0.74%	0.77%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets(c)	0.63	%@	0.64%	0.64%	0.64%	0.64%	0.63%	0.92	%@	0.92%	0.93%	0.92%	0.92%	0.92%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.46	%@	2.65%	2.10%	1.84%	1.77%	1.72%	1.17	%@	1.20%	1.10%	1.19%	1.11%	0.94%
Ratio of net investment income (loss) to average net assets(c)	2.46	%@	2.65%	2.10%	1.84%	1.77%	1.72%	0.99	%@	1.02%	0.94%	1.06%	0.99%	0.82%
Portfolio turnover rate	30%		72%	53%	56%	71%	193%	15%		29%	50%	36%	41%	40%
Number of shares outstanding at end of period (000’s)	22,596		24,991	26,729	23,866	23,716	25,822	10,711		11,329	10,911	11,023	11,771	13,047
Net assets at end of period (000’s)	$232,511		$246,896	$255,084	$235,063	$236,062	$256,043	$247,419		$228,409	$252,961	$241,647	$229,637	$265,955

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

275

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund							Dynamic Allocation Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.80		$12.39	$12.09	$11.54	$13.23	$13.23	$11.49		$12.20	$11.74	$10.76	$12.04	$11.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.29	0.26	0.25	0.31	0.28	0.04		0.17	0.12	0.15	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	1.38		(0.27)	0.74	1.62	(0.24)	0.85	1.07		0.00	1.00	1.13	(0.79)	0.32

Total income (loss) from investment operations	1.52		0.02	1.00	1.87	0.07	1.13	1.11		0.17	1.12	1.28	(0.62)	0.48

Distributions from:
Net investment income	–		(0.24)	(0.24)	(0.25)	(0.32)	(0.28)	–		(0.15)	(0.16)	(0.22)	(0.22)	(0.17)
Net realized gain on securities	–		(1.37)	(0.46)	(1.07)	(1.44)	(0.85)	–		(0.73)	(0.50)	(0.08)	(0.44)	(0.20)

Total distributions	–		(1.61)	(0.70)	(1.32)	(1.76)	(1.13)	–		(0.88)	(0.66)	(0.30)	(0.66)	(0.37)

Net asset value at end of period	$12.32		$10.80	$12.39	$12.09	$11.54	$13.23	$12.60		$11.49	$12.20	$11.74	$10.76	$12.04

TOTAL RETURN(a)	14.07%		(0.17)%	8.14%	16.51%	2.20%	8.69%	9.66%		1.47%	9.45%	11.98%	(4.70)%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78	%@	0.81%	0.81%	0.82%	0.82%	0.82%	0.32	%@	0.32%	0.31%	0.31%	0.32%	0.32%
Ratio of expenses to average net assets(c)	0.81	%@	0.81%	0.81%	0.83%	0.83%	0.82%	0.32	%@	0.32%	0.31%	0.32%	0.32%	0.32%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.40	%@	2.40%	2.06%	2.13%	2.55%	2.06%	0.64	%@	1.36%	0.97%	1.30%	1.50%	1.33%
Ratio of net investment income (loss) to average net assets(c)	2.36	%@	2.40%	2.06%	2.12%	2.54%	2.05%	0.63	%@	1.35%	0.96%	1.30%	1.51%	1.33%
Portfolio turnover rate	29%		46%	54%	41%	45%	35%	5%		11%	15%	14%	20%	31%
Number of shares outstanding at end of period (000’s)	83,380		88,850	71,348	66,882	50,727	48,504	16,015		17,745	19,983	21,173	23,095	22,646
Net assets at end of period (000’s)	$1,027,269		$959,714	$884,180	$808,699	$585,505	$641,719	$201,735		$203,843	$243,832	$248,630	$248,446	$272,705

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

276

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund							Global Real Estate Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$7.71		$8.89	$7.94	$6.18	$7.84	$8.12	$8.00		$7.68	$7.63	$8.02	$8.60	$8.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.18	0.16	0.13	0.13	0.18	0.09		0.17	0.18	0.16	0.18	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	0.42		(1.22)	0.92	1.74	(1.61)	(0.30)	0.48		0.44	0.28	0.21	(0.14)	0.28

Total income (loss) from investment operations	0.56		(1.04)	1.08	1.87	(1.48)	(0.12)	0.57		0.61	0.46	0.37	0.04	0.49

Distributions from:
Net investment income	–		(0.14)	(0.13)	(0.11)	(0.18)	(0.16)	–		(0.29)	(0.31)	(0.34)	(0.26)	(0.23)
Net realized gain on securities	–		–	–	–	–	–	–		–	(0.10)	(0.42)	(0.36)	(0.24)

Total distributions	–		(0.14)	(0.13)	(0.11)	(0.18)	(0.16)	–		(0.29)	(0.41)	(0.76)	(0.62)	(0.47)

Net asset value at end of period	$8.27		$7.71	$8.89	$7.94	$6.18	$7.84	$8.57		$8.00	$7.68	$7.63	$8.02	$8.60

TOTAL RETURN(a)	7.26%		(11.75)%	13.50%	30.41%	(18.60)%	(1.35)%	7.13%		8.10%	6.19%	4.98%	1.53%	5.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.91	%@	0.93%	0.93%	0.94%	0.97%	0.94%	0.85	%@	0.85%	0.86%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.91	%@	0.93%	0.93%	0.94%	0.97%	0.94%	0.85	%@	0.85%	0.86%	0.85%	0.85%	0.85%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	3.47	%@	2.29%	1.80%	1.85%	2.02%	2.23%	2.15	%@	2.18%	2.34%	2.04%	2.18%	2.46%
Ratio of net investment income (loss) to average net assets(c)	3.47	%@	2.29%	1.80%	1.85%	2.02%	2.23%	2.15	%@	2.18%	2.34%	2.04%	2.18%	2.46%
Portfolio turnover rate	29%		72%	53%	69%	64%	65%	28%		44%	50%	47%	71%	44%
Number of shares outstanding at end of period (000’s)	96,680		106,698	91,875	89,332	83,618	82,682	59,201		57,358	47,313	50,730	61,190	59,795
Net assets at end of period (000’s)	$799,336		$823,071	$817,232	$708,873	$517,011	$648,339	$507,609		$458,620	$363,223	$387,137	$490,714	$514,347

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Money Market I Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018		2017	2016		2015

PER SHARE DATA
Net asset value at beginning of period	$10.24		$12.02	$11.63	$10.48	$13.58	$14.12	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.36		0.44	0.35	0.33	0.27	0.30	0.01		0.02	0.01		0.00	0.00		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	0.15		(1.02)	0.20	1.14	(1.80)	(0.03)	0.00		0.00	0.00		0.00	0.00		0.00

Total income (loss) from investment operations	0.51		(0.58)	0.55	1.47	(1.53)	0.27	0.01		0.02	0.01		0.00	0.00		0.00

Distributions from:
Net investment income	–		(0.26)	–	(0.10)	(0.72)	(0.37)	(0.01)		(0.02)	(0.01)		(0.00)	(0.00)		(0.00)
Net realized gain on securities	–		(0.94)	(0.16)	(0.22)	(0.85)	(0.44)	–		–	–		–	–		–

Total distributions	–		(1.20)	(0.16)	(0.32)	(1.57)	(0.81)	(0.01)		(0.02)	(0.01)		(0.00)	(0.00)		(0.00)

Net asset value at end of period	$10.75		$10.24	$12.02	$11.63	$10.48	$13.58	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

TOTAL RETURN(a)	4.98%		(5.19)%	4.72%	14.16%	(10.23)%	2.14%	0.79%		1.69%	0.72	%(e)	0.08%	0.01	%(e)	0.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66	%@	0.66%	0.65%	0.66%	0.64%	0.64%	0.51	%@	0.51%	0.51%		0.45%	0.26%		0.14%
Ratio of expenses to average net assets(c)	0.66	%@	0.66%	0.65%	0.66%	0.64%	0.64%	0.51	%@	0.51%	0.51%		0.53%	0.51%		0.51%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–		–	–		–
Ratio of net investment income (loss) to average net assets(b)	6.76	%@	3.78%	2.86%	2.94%	2.26%	2.20%	1.58	%@	1.70%	0.71%		0.08%	0.01%		0.01%
Ratio of net investment income (loss) to average net assets(c)	6.76	%@	3.78%	2.86%	2.94%	2.26%	2.20%	1.58	%@	1.70%	0.71%		(0.00)%	(0.24)%		(0.36)%
Portfolio turnover rate	20%		30%	30%	35%	26%	28%	N/A		N/A	N/A		N/A	N/A		N/A
Number of shares outstanding at end of period (000’s)	29,686		31,615	32,421	36,070	41,208	37,891	339,572		395,196	311,723		330,780	343,490		343,881
Net assets at end of period (000’s)	$319,154		$323,702	$389,638	$419,325	$431,935	$514,564	$339,561		$395,183	$311,708		$330,783	$343,490		$343,363

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.57		$10.21	$10.63	$10.85	$10.82	$10.73	$16.35		$17.36	$15.00	$13.47	$16.40	$16.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.23	0.23	0.21	0.22	0.22	0.02		0.06	0.07	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	0.18		0.37	(0.37)	(0.18)	0.08	0.11	2.25		0.38	3.02	2.56	(0.52)	1.67

Total income (loss) from investment operations	0.30		0.60	(0.14)	0.03	0.30	0.33	2.27		0.44	3.09	2.66	(0.40)	1.77

Distributions from:
Net investment income	–		(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	–		(0.07)	(0.10)	(0.12)	(0.10)	(0.11)
Net realized gain on securities	–		–	–	–	–	–	–		(1.38)	(0.63)	(1.01)	(2.43)	(2.02)

Total distributions	–		(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	–		(1.45)	(0.73)	(1.13)	(2.53)	(2.13)

Net asset value at end of period	$10.87		$10.57	$10.21	$10.63	$10.85	$10.82	$18.62		$16.35	$17.36	$15.00	$13.47	$16.40

TOTAL RETURN(a)	2.84%		5.98%	(1.32)%	0.35%	2.74%	3.07%	13.88%		2.65%	20.60%	20.48%	(0.63)%	10.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66	%@	0.67%	0.66%	0.64%	0.64%	0.64%	0.72	%@	0.74%	0.74%	0.76%	0.79%	0.80%
Ratio of expenses to average net assets(c)	0.66	%@	0.67%	0.66%	0.64%	0.64%	0.64%	0.81	%@	0.79%	0.79%	0.81%	0.81%	0.80%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.15	%@	2.24%	2.12%	1.95%	2.02%	2.01%	0.25	%@	0.34%	0.42%	0.71%	0.78%	0.60%
Ratio of net investment income (loss) to average net assets(c)	2.15	%@	2.24%	2.12%	1.95%	2.02%	2.01%	0.16	%@	0.29%	0.37%	0.66%	0.77%	0.60%
Portfolio turnover rate	3%		17%	3%	15%	17%	7%	180%		60%	58%	71%	102%	99%
Number of shares outstanding at end of period (000’s)	13,158		13,559	11,890	13,689	14,278	14,967	74,155		64,185	69,279	66,758	70,537	62,664
Net assets at end of period (000’s)	$142,959		$143,372	$121,425	$145,460	$154,987	$161,977	$1,380,440		$1,049,181	$1,202,649	$1,001,261	$949,998	$1,027,988

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund							Health Sciences Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$20.35		$22.23	$20.70	$18.44	$19.70	$17.74	$19.35		$20.47	$19.26	$19.88	$27.01	$21.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.21	0.19	0.20	0.20	0.20	(0.03)		(0.03)	(0.05)	(0.04)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.96		0.43	2.34	2.94	(0.34)	1.94	3.09		0.72	3.86	1.80	(3.83)	9.66

Total income (loss) from investment operations	3.06		0.64	2.53	3.14	(0.14)	2.14	3.06		0.69	3.81	1.76	(3.92)	9.52

Distributions from:
Net investment income	–		(0.21)	(0.21)	(0.24)	(0.24)	(0.18)	–		–	–	–	–	–
Net realized gain on securities	–		(2.31)	(0.79)	(0.64)	(0.88)	–	–		(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Total distributions	–		(2.52)	(1.00)	(0.88)	(1.12)	(0.18)	–		(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Net asset value at end of period	$23.41		$20.35	$22.23	$20.70	$18.44	$19.70	$22.41		$19.35	$20.47	$19.26	$19.88	$27.01

TOTAL RETURN(a)	15.04%		2.87%	12.17%	17.22%	0.08%	12.11%	15.81%		3.09%	19.80%	9.37%	(13.12)%	47.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	1.05	%@	1.05%	1.06%	1.07%	1.06%	1.09%
Ratio of expenses to average net assets(c)	0.91	%@	0.92%	0.90%	0.91%	0.91%	0.90%	1.08	%@	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.95	%@	0.95%	0.88%	1.03%	1.08%	1.05%	(0.34	)%@	(0.14)%	(0.23)%	(0.21)%	(0.40)%	(0.59)%
Ratio of net investment income (loss) to average net assets(c)	0.88	%@	0.88%	0.83%	0.97%	1.02%	1.00%	(0.37	)%@	(0.18)%	(0.27)%	(0.23)%	(0.43)%	(0.59)%
Portfolio turnover rate	22%		44%	43%	34%	33%	38%	20%		33%	44%	30%	31%	26%
Number of shares outstanding at end of period (000’s)	5,534		5,774	5,767	5,822	6,176	6,180	36,316		38,358	37,583	36,215	40,409	34,776
Net assets at end of period (000’s)	$129,536		$117,501	$128,172	$120,515	$113,885	$121,742	$813,661		$742,072	$769,233	$697,639	$803,402	$939,311

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Index Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.07		$10.88	$11.07	$10.76	$10.92	$11.33	$6.74		$7.41	$7.02	$6.22	$7.13	$7.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.24	0.26	0.25	0.15	0.12	0.06		0.19	0.19	0.17	0.16	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.17		0.14	(0.14)	0.10	(0.16)	(0.30)	0.57		(0.62)	0.35	0.81	(0.89)	(0.25)

Total income (loss) from investment operations	0.30		0.38	0.12	0.35	(0.01)	(0.18)	0.63		(0.43)	0.54	0.98	(0.73)	(0.06)

Distributions from:
Net investment income	–		(0.18)	(0.21)	(0.03)	(0.13)	(0.21)	–		(0.24)	(0.15)	(0.18)	(0.18)	(0.25)
Net realized gain on securities	–		(0.01)	(0.10)	(0.01)	(0.02)	(0.02)	–		–	–	–	–	–

Total distributions	–		(0.19)	(0.31)	(0.04)	(0.15)	(0.23)	–		(0.24)	(0.15)	(0.18)	(0.18)	(0.25)

Net asset value at end of period	$11.37		$11.07	$10.88	$11.07	$10.76	$10.92	$7.37		$6.74	$7.41	$7.02	$6.22	$7.13

TOTAL RETURN(a)	2.71%		3.51%	1.11%	3.29%	(0.09)%	(1.57)%	9.35%		(5.81)%	7.63%	15.98%	(9.99)%	(0.57)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.56	%@	0.56%	0.57%	0.58%	0.59%	0.58%	0.42	%@	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expenses to average net assets(c)	0.56	%@	0.56%	0.57%	0.58%	0.59%	0.58%	0.42	%@	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.28	%@	2.27%	2.29%	2.33%	1.38%	1.12%	1.76	%@	2.72%	2.57%	2.62%	2.52%	2.62%
Ratio of net investment income (loss) to average net assets(c)	2.28	%@	2.27%	2.29%	2.33%	1.38%	1.12%	1.76	%@	2.72%	2.57%	2.62%	2.52%	2.62%
Portfolio turnover rate	16%		42%	34%	42%	33%	33%	2%		15%	17%	11%	4%	40%
Number of shares outstanding at end of period (000’s)	62,911		63,309	54,697	57,066	42,345	44,644	174,134		154,662	173,854	155,797	159,381	151,718
Net assets at end of period (000’s)	$715,589		$700,574	$595,043	$631,552	$455,830	$487,477	$1,283,612		$1,041,727	$1,287,987	$1,093,865	$991,380	$1,081,174

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019		2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.82		$11.64	$11.71	$11.43	$11.26	$12.24	$11.35		$15.01		$13.04	$11.63	$14.18	$14.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.28	0.24	0.24	0.27	0.32	0.00		0.04		0.08	0.14	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.23		0.09	(0.20)	0.04	0.23	(0.98)	1.34		(0.19)		2.29	1.45	(1.58)	0.17

Total income (loss) from investment operations	0.37		0.37	0.04	0.28	0.50	(0.66)	1.34		(0.15)		2.37	1.59	(1.43)	0.33

Distributions from:
Net investment income	–		(0.18)	(0.11)	–	(0.29)	(0.29)	–		(0.10)		(0.19)	(0.18)	(0.17)	(0.20)
Net realized gain on securities	–		(0.01)	–	–	(0.04)	(0.03)	–		(3.41)		(0.21)	–	(0.95)	(0.09)

Total distributions	–		(0.19)	(0.11)	–	(0.33)	(0.32)	–		(3.51)		(0.40)	(0.18)	(1.12)	(0.29)

Net asset value at end of period	$12.19		$11.82	$11.64	$11.71	$11.43	$11.26	$12.69		$11.35		$15.01	$13.04	$11.63	$14.18

TOTAL RETURN(a)	3.13%		3.26%	0.32%	2.45%	4.61%	(5.43)%	11.81%		(0.17	)%(e)	18.38%	13.81%	(9.20)%	2.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.65%	0.65%	0.64%	0.64%	0.65%	0.85	%@	0.89%		0.98%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65	%@	0.65%	0.65%	0.64%	0.64%	0.65%	1.05	%@	1.09%		1.08%	1.10%	1.06%	1.06%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–		0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.27	%@	2.44%	2.04%	2.03%	2.45%	2.69%	0.07	%@	0.30%		0.58%	1.15%	1.21%	1.15%
Ratio of net investment income (loss) to average net assets(c)	2.27	%@	2.44%	2.04%	2.03%	2.45%	2.69%	(0.13	)%@	0.10%		0.47%	1.06%	1.16%	1.11%
Portfolio turnover rate	45%		94%	95%	70%	95%	43%	6%		35%		130%	39%	36%	44%
Number of shares outstanding at end of period (000’s)	14,392		17,187	18,875	15,879	17,601	15,220	39,247		41,093		32,707	33,688	44,791	43,817
Net assets at end of period (000’s)	$175,399		$203,184	$219,748	$185,943	$201,253	$171,312	$497,876		$466,362		$490,921	$439,222	$521,012	$621,387

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Socially Responsible Fund*							International Value Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$25.91		$26.24	$23.78	$21.01	$22.11	$21.00	$8.93		$10.67	$10.54	$8.78	$10.44	$11.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19		0.44	0.37	0.32	0.34	0.35	0.11		0.20	0.21	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	2.35		(0.29)	2.52	2.84	(1.02)	1.20	0.67		(1.66)	0.13	1.75	(1.64)	(0.94)

Total income (loss) from investment operations	2.54		0.15	2.89	3.16	(0.68)	1.55	0.78		(1.46)	0.34	1.95	(1.46)	(0.74)

Distributions from:
Net investment income	–		(0.48)	(0.43)	(0.39)	(0.42)	(0.44)	–		(0.28)	(0.21)	(0.19)	(0.20)	(0.26)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.48)	(0.43)	(0.39)	(0.42)	(0.44)	–		(0.28)	(0.21)	(0.19)	(0.20)	(0.26)

Net asset value at end of period	$28.45		$25.91	$26.24	$23.78	$21.01	$22.11	$9.71		$8.93	$10.67	$10.54	$8.78	$10.44

TOTAL RETURN(a)	9.80%		0.57%	12.16%	15.15%	(2.83)%	7.45%	8.73%		(13.83)%	3.19%	22.36%	(13.72)%	(6.23)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.62	%@	0.63%	0.62%	0.62%	0.63%	0.62%	0.72	%@	0.77%	0.79%	0.80%	0.79%	0.79%
Ratio of expenses to average net assets(c)	0.62	%@	0.63%	0.62%	0.62%	0.63%	0.62%	0.79	%@	0.82%	0.79%	0.80%	0.79%	0.79%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.42	%@	1.67%	1.44%	1.47%	1.65%	1.63%	2.38	%@	1.97%	1.93%	2.04%	1.97%	1.90%
Ratio of net investment income (loss) to average net assets(c)	1.42	%@	1.67%	1.44%	1.47%	1.65%	1.63%	2.31	%@	1.92%	1.93%	2.04%	1.97%	1.90%
Portfolio turnover rate	62%		2%	5%	23%	0%	88%	20%		136%	30%	40%	21%	31%
Number of shares outstanding at end of period (000’s)	13,563		14,044	16,331	17,515	17,949	19,139	74,192		77,083	81,504	83,103	93,244	94,932
Net assets at end of period (000’s)	$385,871		$363,818	$428,452	$416,564	$377,114	$423,242	$720,314		$688,485	$869,416	$876,165	$818,993	$990,964

*	See Note 1
#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund							Large Capital Growth Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.00		$11.70	$11.35	$10.77	$13.74	$14.25	$15.68		$15.01	$13.66	$12.21	$12.75	$13.97

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.12	0.11	0.12	0.12	0.11	0.04		0.13	0.10	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	1.56		0.23	0.98	1.44	(0.25)	1.84	2.51		1.71	2.09	1.87	0.04	1.35

Total income (loss) from investment operations	1.62		0.35	1.09	1.56	(0.13)	1.95	2.55		1.84	2.19	1.97	0.13	1.46

Distributions from:
Net investment income	–		(0.11)	(0.12)	(0.11)	(0.45)	(0.16)	–		(0.10)	(0.09)	(0.09)	(0.11)	(0.08)
Net realized gain on securities	–		(0.94)	(0.62)	(0.87)	(2.39)	(2.30)	–		(1.07)	(0.75)	(0.43)	(0.56)	(2.60)

Total distributions	–		(1.05)	(0.74)	(0.98)	(2.84)	(2.46)	–		(1.17)	(0.84)	(0.52)	(0.67)	(2.68)

Net asset value at end of period	$12.62		$11.00	$11.70	$11.35	$10.77	$13.74	$18.23		$15.68	$15.01	$13.66	$12.21	$12.75

TOTAL RETURN(a)	14.73%		3.11%	9.46%	14.97%	1.84%	14.34%	16.26%		12.50%	16.00%	16.50%	1.73%	11.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84	%@	0.84%	0.84%	0.83%	0.83%	0.83%	0.75	%@	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets(c)	0.84	%@	0.84%	0.84%	0.83%	0.83%	0.83%	0.75	%@	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%	0.01%	0.01%	0.01%	–		–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.98	%@	1.03%	0.88%	1.03%	0.93%	0.75%	0.45	%@	0.81%	0.70%	0.76%	0.73%	0.83%
Ratio of net investment income (loss) to average net assets(c)	0.98	%@	1.03%	0.88%	1.03%	0.93%	0.75%	0.45	%@	0.81%	0.70%	0.76%	0.73%	0.83%
Portfolio turnover rate	21%		56%	59%	54%	53%	64%	12%		26%	21%	23%	24%	26%
Number of shares outstanding at end of period (000’s)	14,498		15,130	15,408	15,120	15,240	13,111	29,958		30,448	29,613	30,427	32,186	33,071
Net assets at end of period (000’s)	$182,960		$166,428	$180,349	$171,627	$164,060	$180,201	$546,029		$477,301	$444,633	$415,566	$393,063	$421,567

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund							Mid Cap Strategic Growth Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$23.52		$28.04	$26.43	$24.87	$28.52	$27.24	$15.49		$15.85	$13.92	$12.58	$15.35	$15.99

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.32	0.35	0.30	0.32	0.32	(0.00)		0.00	0.01	0.02	0.00	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.59		(1.86)	3.45	3.91	(1.06)	2.86	1.93		1.13	2.66	2.24	(0.82)	1.83

Total income (loss) from investment operations	2.77		(1.54)	3.80	4.21	(0.74)	3.18	1.93		1.13	2.67	2.26	(0.82)	1.80

Distributions from:
Net investment income	–		(0.37)	(0.32)	(0.34)	(0.34)	(0.29)	–		(0.00)	(0.01)	–	–	–
Net realized gain on securities	–		(2.61)	(1.87)	(2.31)	(2.57)	(1.61)	–		(1.49)	(0.73)	(0.92)	(1.95)	(2.44)

Total distributions	–		(2.98)	(2.19)	(2.65)	(2.91)	(1.90)	–		(1.49)	(0.74)	(0.92)	(1.95)	(2.44)

Net asset value at end of period	$26.29		$23.52	$28.04	$26.43	$24.87	$28.52	$17.42		$15.49	$15.85	$13.92	$12.58	$15.35

TOTAL RETURN(a)	11.78%		(5.76)%	14.51%	16.94%	(0.69)%	11.92%	12.46%		7.45%	19.17%	18.43%	(2.91)%	11.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36	%@	0.36%	0.35%	0.36%	0.36%	0.36%	0.80	%@	0.81%	0.82%	0.82%	0.83%	0.81%
Ratio of expenses to average net assets(c)	0.36	%@	0.36%	0.35%	0.36%	0.36%	0.36%	0.80	%@	0.81%	0.82%	0.82%	0.83%	0.81%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.45	%@	1.20%	1.25%	1.14%	1.23%	1.15%	(0.00	)%@	(0.02)%	0.03%	0.12%	0.00%	(0.21)%
Ratio of net investment income (loss) to average net assets(c)	1.45	%@	1.20%	1.25%	1.14%	1.23%	1.15%	(0.00	)%@	(0.02)%	0.03%	0.12%	0.00%	(0.21)%
Portfolio turnover rate	6%		14%	15%	14%	15%	13%	11%		31%	40%	38%	95%	47%
Number of shares outstanding at end of period (000’s)	126,311		123,200	122,466	128,379	119,786	116,969	19,092		19,581	18,404	18,691	19,764	18,777
Net assets at end of period (000’s)	$3,320,307		$2,897,313	$3,434,089	$3,392,738	$2,979,477	$3,335,644	$332,586		$303,288	$291,655	$260,170	$248,619	$288,138

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund							Science & Technology Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$14.08		$13.97	$12.11	$9.92	$10.36	$8.71	$25.95		$31.14	$26.00	$21.30	$26.68	$24.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.12	0.06	0.07	0.08	0.07	0.01		(0.10)	(0.09)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.52		0.26	2.48	2.73	(0.02)	1.79	3.69		0.94	7.89	6.56	(0.71)	4.70

Total income (loss) from investment operations	2.56		0.38	2.54	2.80	0.06	1.86	3.70		0.84	7.80	6.55	(0.73)	4.67

Distributions from:
Net investment income	–		(0.06)	(0.07)	(0.08)	(0.07)	(0.09)	–		–	–	–	–	–
Net realized gain on securities	–		(0.21)	(0.61)	(0.53)	(0.43)	(0.12)	–		(6.03)	(2.66)	(1.85)	(4.65)	(2.82)

Total distributions	–		(0.27)	(0.68)	(0.61)	(0.50)	(0.21)	–		(6.03)	(2.66)	(1.85)	(4.65)	(2.82)

Net asset value at end of period	$16.64		$14.08	$13.97	$12.11	$9.92	$10.36	$29.65		$25.95	$31.14	$26.00	$21.30	$26.68

TOTAL RETURN(a)	18.18%		2.76%	20.94%	28.88%	1.18%	21.42%	14.26%		3.04%	30.08%	31.82%	0.39%	19.52%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53	%@	0.53%	0.53%	0.53%	0.53%	0.53%	0.97	%@	0.98%	0.97%	0.99%	0.99%	0.98%
Ratio of expenses to average net assets(c)	0.53	%@	0.54%	0.54%	0.55%	0.56%	0.54%	0.97	%@	0.98%	0.97%	0.99%	0.99%	0.98%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.51	%@	0.85%	0.49%	0.67%	0.80%	0.72%	0.08	%@	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%
Ratio of net investment income (loss) to average net assets(c)	0.51	%@	0.84%	0.48%	0.66%	0.78%	0.71%	0.08	%@	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%
Portfolio turnover rate	2%		6%	3%	4%	8%	7%	37%		89%	84%	92%	107%	101%
Number of shares outstanding at end of period (000’s)	33,627		35,447	33,891	32,558	32,164	31,854	50,699		53,666	45,064	43,461	43,694	38,035
Net assets at end of period (000’s)	$559,590		$499,269	$473,513	$394,400	$319,222	$330,077	$1,503,158		$1,392,834	$1,403,433	$1,130,159	$930,756	$1,014,902

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund							Small Cap Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$14.06		$16.44	$12.25	$10.17	$14.56	$14.12	$10.30		$11.54	$11.59	$10.96	$14.18	$15.00

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)		(0.09)	(0.09)	(0.04)	(0.03)	(0.06)	0.02		0.05	0.05	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.36		(0.13)	4.68	2.67	(2.61)	4.01	1.20		(0.27)	1.97	1.58	(1.17)	1.55

Total income (loss) from investment operations	1.31		(0.22)	4.59	2.63	(2.64)	3.95	1.22		(0.22)	2.02	1.61	(1.13)	1.57

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.05)	(0.04)	(0.04)	(0.03)	–
Net realized gain on securities	–		(2.16)	(0.40)	(0.55)	(1.75)	(3.51)	–		(0.97)	(2.03)	(0.94)	(2.06)	(2.39)

Total distributions	–		(2.16)	(0.40)	(0.55)	(1.75)	(3.51)	–		(1.02)	(2.07)	(0.98)	(2.09)	(2.39)

Net asset value at end of period	$15.37		$14.06	$16.44	$12.25	$10.17	$14.56	$11.52		$10.30	$11.54	$11.59	$10.96	$14.18

TOTAL RETURN(a)	9.32%		(0.89)%	37.58%	26.17%	(16.21)%	30.24%	11.84%		(1.94)%	17.95%	14.64%	(5.20)%	11.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets(c)	0.99	%@	1.00%	1.00%	1.02%	1.01%	1.01%	1.02	%@	1.03%	1.03%	1.02%	1.01%	1.00%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%	0.00%	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.69	)%@	(0.61)%	(0.61)%	(0.33)%	(0.24)%	(0.42)%	0.35	%@	0.33%	0.40%	0.27%	0.29%	0.15%
Ratio of net investment income (loss) to average net assets(c)	(0.69	)%@	(0.63)%	(0.62)%	(0.36)%	(0.26)%	(0.44)%	0.26	%@	0.23%	0.31%	0.18%	0.21%	0.08%
Portfolio turnover rate	48%		94%	74%	82%	101%	94%	9%		25%	25%	82%	29%	32%
Number of shares outstanding at end of period (000’s)	10,970		11,517	9,560	9,176	10,084	7,959	25,922		27,569	27,836	26,815	27,431	24,990
Net assets at end of period (000’s)	$168,628		$161,912	$157,170	$112,391	$102,540	$115,869	$298,706		$284,018	$321,236	$310,704	$300,734	$354,294

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$18.76		$22.81	$20.23	$17.91	$21.23	$20.40	$11.14		$13.84	$13.17	$12.05	$13.74	$13.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.22	0.22	0.21	0.24	0.24	0.08		0.12	0.15	0.19	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	2.04		(2.25)	3.85	3.43	(1.86)	1.99	1.31		(1.02)	1.84	1.97	(0.24)	0.92

Total income (loss) from investment operations	2.15		(2.03)	4.07	3.64	(1.62)	2.23	1.39		(0.90)	1.99	2.16	(0.08)	1.10

Distributions from:
Net investment income	–		(0.24)	(0.22)	(0.23)	(0.25)	(0.23)	–		(0.17)	(0.18)	(0.14)	(0.21)	(0.14)
Net realized gain on securities	–		(1.78)	(1.27)	(1.09)	(1.45)	(1.17)	–		(1.63)	(1.14)	(0.90)	(1.40)	(1.09)

Total distributions	–		(2.02)	(1.49)	(1.32)	(1.70)	(1.40)	–		(1.80)	(1.32)	(1.04)	(1.61)	(1.23)

Net asset value at end of period	$20.91		$18.76	$22.81	$20.23	$17.91	$21.23	$12.53		$11.14	$13.84	$13.17	$12.05	$13.74

TOTAL RETURN(a)	11.46%		(9.23)%	20.42%	20.25%	(6.05)%	11.23%	12.48%		(6.88)%	15.39%	17.65%	1.49%	8.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41	%@	0.40%	0.40%	0.41%	0.42%	0.40%	0.87	%@	0.87%	0.87%	0.87%	0.88%	0.87%
Ratio of expenses to average net assets(c)	0.41	%@	0.40%	0.40%	0.41%	0.42%	0.40%	0.87	%@	0.87%	0.87%	0.87%	0.88%	0.87%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.01%	0.00%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.15	%@	1.01%	0.99%	1.07%	1.26%	1.15%	1.34	%@	0.91%	1.04%	1.47%	1.29%	1.23%
Ratio of net investment income (loss) to average net assets(c)	1.15	%@	1.01%	0.99%	1.07%	1.26%	1.15%	1.34	%@	0.91%	1.04%	1.47%	1.29%	1.23%
Portfolio turnover rate	10%		16%	17%	12%	13%	14%	17%		33%	37%	46%	74%	52%
Number of shares outstanding at end of period (000’s)	54,211		53,944	56,750	59,190	55,029	52,734	18,767		20,076	21,730	21,453	19,831	17,394
Net assets at end of period (000’s)	$1,133,277		$1,012,040	$1,294,430	$1,197,209	$985,833	$1,119,463	$235,085		$223,576	$300,745	$282,609	$238,888	$238,986

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund							Stock Index Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$12.79		$13.84	$11.94	$11.23	$13.57	$14.54	$39.24		$39.46	$36.47	$33.14	$36.60	$34.65

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		(0.03)	(0.03)	(0.03)	(0.04)	(0.06)	0.35		0.72	0.63	0.61	0.63	0.62
Net realized and unrealized gain (loss) on investments and foreign currencies	1.81		0.84	2.43	1.34	(1.07)	2.72	5.58		0.62	4.49	4.96	(0.59)	3.29

Total income (loss) from investment operations	1.80		0.81	2.40	1.31	(1.11)	2.66	5.93		1.34	5.12	5.57	0.04	3.91

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.64)	(0.67)	(0.57)	(0.89)	(0.60)
Net realized gain on securities	–		(1.86)	(0.50)	(0.60)	(1.23)	(3.63)	–		(0.92)	(1.46)	(1.67)	(2.61)	(1.36)

Total distributions	–		(1.86)	(0.50)	(0.60)	(1.23)	(3.63)	–		(1.56)	(2.13)	(2.24)	(3.50)	(1.96)

Net asset value at end of period	$14.59		$12.79	$13.84	$11.94	$11.23	$13.57	$45.17		$39.24	$39.46	$36.47	$33.14	$36.60

TOTAL RETURN(a)	14.07%		6.17%	20.07%	11.94%	(6.27)%	19.75%	15.11%		3.43%	13.99%	17.08%	1.38%	11.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.94	%@	0.93%	0.95%	1.00%	1.00%	1.00%	0.32	%@	0.33%	0.34%	0.34%	0.35%	0.34%
Ratio of expenses to average net assets(c)	1.01	%@	1.00%	1.01%	1.01%	1.00%	1.00%	0.33	%@	0.33%	0.34%	0.34%	0.35%	0.34%
Ratio of expense reductions to average net assets	0.00	%@	–	–	–	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.15	)%@	(0.23)%	(0.21)%	(0.26)%	(0.33)%	(0.41)%	1.65	%@	1.78%	1.62%	1.75%	1.83%	1.68%
Ratio of net investment income (loss) to average net assets(c)	(0.22	)%@	(0.30)%	(0.27)%	(0.27)%	(0.33)%	(0.41)%	1.64	%@	1.78%	1.62%	1.75%	1.83%	1.68%
Portfolio turnover rate	39%		77%	62%	61%	64%	55%	2%		4%	3%	3%	3%	3%
Number of shares outstanding at end of period (000’s)	8,745		9,083	8,562	8,994	9,812	9,713	112,484		118,173	125,644	124,560	124,483	123,499
Net assets at end of period (000’s)	$127,557		$116,197	$118,522	$107,389	$110,230	$131,771	$5,080,448		$4,637,546	$4,958,503	$4,542,334	$4,125,329	$4,519,626

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Value Fund*							Value Fund
	Six Months Ended November 30, 2019#		Year Ended May 31,					Six Months Ended November 30, 2019#		Year Ended May 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$13.93		$15.91	$15.64	$13.97	$16.03	$15.19	$17.50		$17.87	$16.62	$14.93	$15.46	$14.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.34	0.20	0.24	0.22	0.21	0.15		0.29	0.26	0.25	0.26	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	1.70		(0.61)	1.45	2.16	(1.11)	1.38	2.13		(0.41)	1.27	1.72	(0.57)	1.29

Total income (loss) from investment operations	1.82		(0.27)	1.65	2.40	(0.89)	1.59	2.28		(0.12)	1.53	1.97	(0.31)	1.50

Distributions from:
Net investment income	–		(0.22)	(0.28)	(0.24)	(0.21)	(0.26)	–		(0.25)	(0.28)	(0.28)	(0.22)	(0.22)
Net realized gain on securities	–		(1.49)	(1.10)	(0.49)	(0.96)	(0.49)	–		–	–	–	–	–

Total distributions	–		(1.71)	(1.38)	(0.73)	(1.17)	(0.75)	–		(0.25)	(0.28)	(0.28)	(0.22)	(0.22)

Net asset value at end of period	$15.75		$13.93	$15.91	$15.64	$13.97	$16.03	$19.78		$17.50	$17.87	$16.62	$14.93	$15.46

TOTAL RETURN(a)	13.07%		(1.84)%	10.34%	17.25%	(4.47)%	10.70%	13.03%		(0.71)%	9.15%	13.22%	(1.80)%	10.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.22	%@	0.93%	0.92%	0.92%	0.92%	0.92%	0.93	%@	0.94%	0.94%	0.94%	0.93%	0.93%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.59	%@	2.14%	1.20%	1.57%	1.49%	1.33%	1.61	%@	1.63%	1.47%	1.54%	1.78%	1.33%
Ratio of net investment income (loss) to average net assets(c)	1.17	%@	2.06%	1.13%	1.49%	1.42%	1.26%	1.52	%@	1.53%	1.38%	1.46%	1.69%	1.25%
Portfolio turnover rate	119%		28%	24%	20%	26%	23%	18%		46%	19%	15%	15%	16%
Number of shares outstanding at end of period (000’s)	3,383		3,676	3,742	3,603	4,104	3,906	6,352		6,749	6,461	6,640	7,241	7,559
Net assets at end of period (000’s)	$53,265		$51,212	$59,532	$56,339	$57,330	$62,619	$125,660		$118,127	$115,474	$110,333	$108,136	$116,875

*	See Note 1
#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

290

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC Company I Systematic Value Fund Approval of Subadvisory Agreement

At an in-person meeting held on July 8-9, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management Company LLP (“Wellington”) with respect to the Systematic Value Fund (the “Fund,” and formerly known as the Broad Cap Value Income Fund). In connection with the approval of the Sub-Advisory Agreement with Wellington, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Wellington; (2) the sub-advisory fees proposed to be charged in connection with Wellington’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and back-tested performance of a hypothetical comparable portfolio managed by Wellington; (4) the costs of services and the benefits potentially to be derived by Wellington; (5) whether the Fund will benefit from possible economies of scale from engaging Wellington; (6) information regarding Wellington’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Wellington who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Wellington. The Board reviewed information provided by Wellington relating to its operations and personnel. The Board also noted that Wellington’s management of the Fund will be subject to the oversight of the VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by Wellington. In this regard, the Board took into account its familiarity with Wellington, which is a sub-adviser to other VC I funds. The Board noted that Wellington will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by Wellington, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board considered Wellington’s history and investment experience as well as information regarding the qualifications, background and responsibilities of Wellington’s investment personnel who would provide services to the Fund. The Board also reviewed Wellington’s brokerage practices. The Board also noted that it received information on Wellington’s financial condition and the compliance function of Wellington. The Board also considered Wellington’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by Wellington were expected to be satisfactory and that there was a reasonable basis to conclude that Wellington would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Wellington at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement between VALIC and VC I under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of Wellington will, therefore, result in a reduction to the management fee paid by the Fund to VALIC.

The Board considered that the proposed sub-advisory fee payable to Wellington is below the medians of the Fund’s Sub-advisory Expense Group/Universe, while the current sub-advisory fee rate was above the medians of the Fund’s Sub-advisory Expense Group/Universe, in each case based on the Fund’s assets as of May 31, 2019. The Board also considered that the sub-advisory fee rate payable to Wellington contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended May 31, 2019. The Board also considered the performance of a model portfolio using a similar investment strategy as that which Wellington will use to manage the Fund. The Board noted that the model portfolio included hypothetical performance, the limits of which the Board noted, for periods prior when Wellington began running this strategy. The Board noted that such portfolio would have outperformed the Fund’s benchmark index for the three- and five-year periods ended May 31, 2019. The Board further noted that such portfolio would have outperformed both the Fund and the peer category for the one-, three- and five- year periods ended May 31, 2019.

291

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of Barrow Hanley with Wellington. The Board also noted that VALIC would waive a portion of its management fee if the Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if Wellington is retained as the Fund’s sub-adviser. In reviewing the expected impact on VALIC’s profitability, the Board noted that the contractual expense limitation between VALIC and the Fund would not be extended if the Sub-Advisory Agreement were approved, but that reimbursements thereunder would not be expected to continue due to the increased management fee waiver. The Board also considered that the sub-advisory fee rate was negotiated with Wellington at arm’s length. In considering the anticipated profitability to Wellington in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Wellington from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Wellington’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Wellington’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the Sub-Advisory Agreement contains several material changes to the current sub-advisory agreement between VALIC and Barrow Hanley, including, but not limited to, (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) the elimination of a provision requiring the sub-adviser to assist the Fund and its agents with respect to the valuation of Fund assets; (iv) the elimination of a provision expressly authorizing the sub-adviser to direct the Fund’s custodian to open and maintain brokerage accounts for securities and other property for and in the name of the Fund; (v) the elimination of a provision expressly authorizing the sub-adviser to instruct the custodian to pay for and deliver securities and other property; (vi) express terms relating to VALIC’s voting of proxies; (vii) the elimination of a provision requiring VALIC to perform quarterly and annual tax compliance tests and to furnish reports of such tests to the sub-adviser; (viii) terms relating to the indemnity arrangements between VALIC and the sub-adviser; and (ix) governing law. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Wellington possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on August 5-6, 2019, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Invesco Asset Management Limited (“IAML”),1 Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“Morgan Stanley”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), Templeton Investment Counsel, LLC (“Templeton Investment”), Victory Capital Management Inc. (“Victory”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 5-6, 2019 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 8-9, 2019.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or

[1]

Effective September 28, 2015, IAML became a sub-sub-adviser pursuant to an Investment Sub-Sub-Advisory Agreement between Invesco and IAML. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Invesco included a consideration and approval of this Investment Sub-Sub-Advisory Agreement.

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objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person meeting held on July 8-9, 2019, and executive sessions held during the August 2019 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 8-9, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2019 meeting. The continuation of all Advisory Contracts was approved at the August 2019 meeting for a one-year term beginning September 1, 2019 and ending August 31, 2020 .

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board also considered the significant risks assumed by VALIC in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including operational, compliance, reputational, litigation, regulatory and liquidity risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2018.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2019 and that benchmark information provided by management was through the period ended May 31, 2019. The Board noted that it regularly reviews the performance of the Funds

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throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Fund’s actual management fees were above the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Blue Chip Growth Fund (T. Rowe). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund underperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of the Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Capital Conservation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

•

Core Equity Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the median of the Performance Universe for the one- and five-year periods and outperformed its Lipper peer index and the median of the Performance Universe for the three-year period. The Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Dividend Value Fund (BlackRock/SunAmerica). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Dynamic Allocation Fund (AllianceBernstein/SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund outperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the median of the Performance Universe for the one- and five-year periods and outperformed its Lipper peer index and the median of the Performance Universe for the three-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Real Estate Fund (GSAM/Invesco/IAML). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-year period and outperformed its Lipper peer index and the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

International Socially Responsible Fund (formerly, Global Social Awareness Fund) (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe.

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The Fund underperformed the median of the Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Strategy Fund (Franklin/Templeton Investment). The Fund’s actual management fees were above the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Money Market I Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Securities Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund outperformed the median of the Performance Group for the one- and five-year periods and equaled the median of the Performance Group for the three-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.

•

Growth & Income Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Growth Fund (American Century). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Health Sciences Fund (T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Inflation Protected Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Fund underperformed the medians of its Performance Group/Universe for the one-year period, outperformed the medians of its Performance Group/Universe for the three-year period and equaled the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

International Equities Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe.

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The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Group for the one- and three-year periods and underperformed the median of the Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Government Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Growth Fund (Morgan Stanley). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Value Fund (formerly, Foreign Value Fund) (“Wells Capital”). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe.

The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted that management replaced the Fund’s sub-adviser in September 2018.

•

Large Cap Core Fund (“Columbia”). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and five-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the three-year period. The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Large Capital Growth Fund (“MFS”). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the median of the Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance.

•

Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and were equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of the Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Strategic Growth Fund (Allianz/Janus). The Fund’s actual management fees were above the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/ Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed the median of its Performance Group for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

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The Fund outperformed its Lipper peer index and the median of the Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of the Performance Group for the one- and three-year periods and outperformed the median of the Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Science & Technology Fund (T. Rowe/Allianz/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Fund (Bridgeway/JPMIM/T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Aggressive Growth Fund (Victory). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund underperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of the Performance Group/Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Special Values Fund (Wells Capital). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small-Mid Growth Fund (GSAM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of the Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Group for the one- and five-year periods and equaled the median of the Performance Group for the three-year period. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management instituted a contractual limitation on total expenses that would extend through September 30, 2020.

The Fund underperformed its Lipper peer index for the one-year period, outperformed its Lipper peer index for the three-year period and equaled its Lipper peer index for the five-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund equaled the median of the Performance Universe for the one-year period and outperformed the median of the Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Systematic Value (formerly, Broad Cap Value Income Fund) (Barrow Hanley). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period.

297

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Value Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2020.

The Fund underperformed its Lipper peer index and the Performance Universe for the one- and three-year periods and outperformed its Lipper peer index and the Performance Universe for the five-year period. The Fund underperformed the median of its Performance Group for the one- and three-year periods and equaled the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and its affiliated life insurers (collectively, the “Life Companies”), the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

298

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

299

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(k) and Rule 497(e)

Registration No. 33-52742

VALIC Company I

International Socially Responsible Fund (the “Fund”)

Supplement dated October 14, 2019,

to the Fund’s Summary Prospectus and Prospectus

dated October 1, 2019, as supplemented and amended to date

Effective immediately, the “Average Annual Total Returns” table in the section entitled “Fund Summary: International Socially Responsible Fund — Performance Information,” is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Fund	-8.45%	5.27%	10.47%
MSCI EAFE Index (net)[1]	-13.79%	0.53%	6.32%
MSCI World Index (net)[1]	-8.71%	4.56%	9.67%

[1]

Effective June 4, 2019, the Fund changed the benchmark against which it measures its performance from the MSCI World Index (net) to the MSCI EAFE Index (net). Fund management believes that the MSCI EAFE Index (net) is more representative of the securities in which the Fund invests.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

300

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed Pursuant to Rule 497(e) and Rule 497(k)

Registration No.: 002-83631

VALIC COMPANY I

Global Strategy Fund

(the “Fund”)

Supplement dated November 13, 2019 to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2019, as supplemented and amended to date

At an in-person meeting held on October 29, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (the “Company”) approved the termination of the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and Templeton Investment Counsel, LLC (“Templeton”) as the subadviser to the equity assets of the Fund. It is currently expected that the portion of the Fund’s assets managed by Templeton will be transitioned to Franklin Advisers, Inc. (“Franklin”), an existing subadviser to the Fund, on or about January 24, 2020 (the “Effective Date”). Upon the termination of Templeton, Franklin will become the Fund’s sole subadviser. The Board also approved certain changes to the Fund’s principal investment strategies and techniques solely with respect to the equity assets of the Fund. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s subadvisers, principal investment strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective on the Effective Date.

Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. The equity securities in which the Fund invests are primarily common stock. The Fund may invest in debt obligations of any maturity, such as bonds, notes, bills and debentures.

As of the Effective Date, under normal market conditions, the Fund will continue to invest in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. The equity securities in which the Fund will invest, however, will primarily be common stock of large- and mid-capitalization companies included in the MSCI ACWI Index (the “Index”) and depositary receipts representing such stocks. As of September 30, 2019, the market capitalization range of the companies in the Index was approximately $61.7 million to $1 trillion. With respect to its equity securities, the Fund will seek to achieve a lower level of risk and higher risk-adjusted performance than the Index over the long term through a rules-based multi-factor selection process employed by the Fund’s subadviser. Franklin’s selection process is designed to select stocks for the Fund that will have favorable exposure to four investment style factors (commonly referred to as “smart beta”) – quality, value, momentum and low volatility. The Fund will hold 600 to 700 of the common stocks in the Index, which Franklin will select on a semi-annual basis. The investment strategies and techniques employed by Franklin with respect to the Fund’s fixed income assets will not change.

At the Meeting, the Board approved an amendment (the “Amendment”) to the Investment Sub-Advisory Agreement between VALIC and Franklin (the “Subadvisory Agreement”) with respect to the Fund, which will become effective on the Effective Date. The Amendment reduces the fees payable by VALIC under the Subadvisory Agreement. The Board also approved an Advisory Fee Waiver Agreement between VALIC and the Company, on behalf of the Fund, which will become effective on the Effective Date. Under the Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive its advisory fee through September 30, 2021, so that the fee payable by the Fund to VALIC equals 0.48% of average monthly net assets on the first $500 million and 0.44% on assets over $500 million.

Once the changes to the Fund’s investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s principal investment strategies, techniques and risks. Please read the prospectus carefully.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

301

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

225 Franklin St.

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

302

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

303

aig.com/RetirementServices — Account access

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Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873  (11/2019)    J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 6, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 6, 2020